UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds Semi-Annual Report February 29, 2024 Goldman Sachs Access Fixed Income ETFs Access Emerging Markets USD Bond ETF (GEMD) Access High Yield Corporate Bond ETF (GHYB) Access Inflation Protected USD Bond ETF (GTIP Access Investment Grade Corporate 1-5 Year Bond ETF (GSIG) Access Investment Grade Corporate Bond ETF (GIGB) Access Treasury 0-1 Year ETF (GBIL) Access U.S. Aggregate Bond ETF (GCOR) Access Ultra Short Bond ETF (GSST) Goldman Sachs Access Fixed Income ETFs ACCESS EMERGING MARKETS USD BOND ETF ACCESS HIGH YIELD CORPORATE BOND ETF ACCESS INFLATION PROTECTED USD BOND ETF ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF ACCESS INVESTMENT GRADE CORPORATE BOND ETF ACCESS TREASURY 0-1 YEAR ETF ACCESS U.S.AGGREGATE BOND ETF ACCESS ULTRA SHORT BOND ETF

Goldman Sachs Access Fixed Income ETFs

∎	ACCESS EMERGING MARKETS USD BOND ETF

∎	ACCESS HIGH YIELD CORPORATE BOND ETF

∎	ACCESS INFLATION PROTECTED USD BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE BOND ETF

∎	ACCESS TREASURY 0-1 YEAR ETF

∎	ACCESS U.S. AGGREGATE BOND ETF

∎	ACCESS ULTRA SHORT BOND ETF

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Access Fixed Income ETFs

February 29, 2024

The following are highlights both of key factors affecting the fixed income market and of any key changes made to the Goldman Sachs Access Fixed Income ETFs (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to Fund shareholders, per new Securities and Exchange Commission requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	Global fixed income markets broadly recorded positive returns for the Reporting Period, with performance influenced most by central bank monetary policy, interest rate volatility and macroeconomic data.

•	In September 2023, when the Reporting Period began, global fixed income markets weakened. Bond yields, which move inversely with bond prices, rose as investors anticipated the U.S. Federal Reserve (“Fed”) and other developed markets’ central banks would keep interest rates higher for longer.

•	In the fourth calendar quarter of 2023, interest rates were volatile, as developed markets’ central banks generally remained on hold and investors speculated about when the Fed might begin easing its monetary policy.

•	During October 2023, tight U.S. financial conditions, led by higher long-term interest rates, suggested to some observers that additional Fed policy tightening might be unnecessary. Global bond yields hit multi-year highs, with the 10-year U.S. Treasury yield briefly breaching 5% for the first time since 2007.

•	November then saw the greatest easing of U.S. financial conditions in any month during the previous 40 years. Global bond yields plunged, with the 10-year U.S. Treasury yield falling approximately 67 basis points. (A basis point is 1/100th of a percentage point.).

•	Factors behind easing financial conditions included ongoing disinflation, soft-landing optimism and expectations of a dovish Fed pivot. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing. Dovish suggests lower interest rates; opposite of hawkish.)

•	In December, the Fed signaled it might have reached the peak of its current monetary policy tightening cycle, while its median dot plot projection showed 75 basis points of rate cuts in 2024. (The dot plot shows interest rate projections of the members of the Federal Open Market Committee.) U.S. financial conditions eased further, and the 10-year U.S. Treasury yield fell below 4% for the first time since August 2023.

•	Global bond yields continued to fluctuate during January 2024. They were, by turns, pushed up by hawkish Fed commentary and soft-landing optimism and pushed down by progress on disinflation and expectations about potential central bank rate cuts.

•	Developed markets’ central banks maintained their policy stance during the month.

•	The central banks indicated interest rate cuts were unlikely in the first calendar quarter but generally removed their hiking biases from policy statements and signaled they expected policy rates to be lower at the end of 2024.

•	In February, ongoing strength in the U.S. economy and improving investor sentiment in Europe boosted the performance of risk assets overall. Global bond yields were volatile, as markets pulled back expectations for the timing of central bank rate cuts, which sent government bond yields lower.

•	For the Reporting Period overall, intermediate and long-term U.S. Treasury yields rose, while short-term U.S. Treasury yields fell.

•	The U.S. Treasury yield curve was inverted between two-year and 10-year maturities throughout the Reporting Period. (When the yield curve is inverted, two-year yields are higher than 10-year yields. Historically, an inverted U.S. Treasury yield curve often precedes an economic recession.) The best performing sectors within the S&P 500 Index during the Reporting Period were materials, industrials, energy and financials, while the weakest performing sectors were utilities, consumer discretionary, real estate and communication services.

•	Most non-government bond sectors outperformed U.S. Treasuries during the Reporting Period, led by U.S. high yield corporate bonds and emerging markets debt, with each sector delivering positive absolute returns overall. To a more modest degree, investment grade corporate bonds, securitized bonds, including mortgage-backed securities, and Treasury inflation protected

1

MARKET REVIEW

securities also posted positive absolute returns and outperformed U.S. Treasuries during the Reporting Period. As the Reporting Period began in September 2022, international equity markets declined, weighed down by heightened inflationary pressures, aggressive global interest rate hikes, recession concerns and the rampant spread of COVID-19.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

2

FUND BASICS

Access Emerging Markets USD Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$40.66

Net Asset Value (“NAV”)[1]	$40.61

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www. GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Emerging Markets USD Bond Index[3]

Shares	5.69%	5.67%	5.75%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Country

Brazilian Government International Bond, 6.00%, 10/20/33	1.4%	Brazil
Philippine Government International Bond, 10.63%, 3/16/25	1.2	Philippines
Hungary Government International Bond, 7.63%, 3/29/41	1.1	Hungary
Mexico Government International Bond, 4.88%, 5/19/33	1.0	Mexico
Bahrain Government International Bond, 7.00%, 1/26/26	1.0	Bahrain
Philippine Government International Bond, 2.95%, 5/05/45	1.0	Philippines
Brazilian Government International Bond, 5.63%, 1/07/41	0.9	Brazil
Qatar Government International Bond, 3.75%, 4/16/30	0.9	Qatar
Chile Government International Bond, 3.50%, 1/31/34	0.9	Chile
China Government International Bond, 1.20%, 10/21/30	0.9	China

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[5]

Sector Name	Fund

Government	85.0%
Energy	7.1
Financial	2.2
Basic Materials	1.7
Industrial	0.9

[5]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Access High Yield Corporate Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$43.87

Net Asset Value (“NAV”)[1]	$43.96

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs High Yield Corporate Bond Index[3]	Bloomberg High Yield Very Liquid Index[4]

Shares	5.42%	5.31%	5.73%	6.15%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]

The Bloomberg High Yield Very Liquid Index (VLI) is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed-rate corporate bond market.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[5]

Holding	% of Net Assets	Line of Business

Medline Borrower LP, 3.88%, 04/01/29	0.7%	Consumer Noncyclical
Univision Communications, Inc., 8.00%, 08/15/28	0.6	Broadcasting
Carnival Corp., 6.00%, 05/01/29	0.6	Consumer Cyclical
Carnival Corp., 7.63%, 03/01/26	0.6	Consumer Cyclical
Go Daddy Operating Co LLC / GD Finance Co., Inc., 5.25%, 12/01/27	0.6	Technology
American Airlines, Inc. /AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.5	Transportation
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26	0.5	Capital Goods
TransDigm, Inc., 4.63%, 01/15/29	0.5	Aerospace & Defense
Cloud Software Group, Inc., 6.50%, 03/31/29	0.5	Software
Transocean, Inc., 8.75%, 02/15/30	0.5	Energy

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[6]

Sector Name	Fund

Consumer, Cyclical	20.5%
Consumer, Non-cyclical	17.2
Telecommunication Services	14.8
Energy	14.7
Financial	11.2
Industrial	9.4
Information Technology	4.2
Materials	4.2
Utilities	2.4
Investment Company	1.4

[6]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Access Inflation Protected USD Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$48.62

Net Asset Value (“NAV”)[1]	$48.62

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index[3]

Shares	1.86%	1.78%	1.89%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets[5]	Line of Business

U.S. Treasury Inflation Indexed Bonds, 0.50%, 01/15/28	8.2%	Government
U.S. Treasury Inflation Indexed Bonds, 0.13%, 01/15/30	7.4	Government
U.S. Treasury Inflation Indexed Bonds, 0.38%, 07/15/27	7.2	Government
U.S. Treasury Inflation Indexed Bonds, 0.13%, 10/15/26	6.2	Government
U.S. Treasury Inflation Indexed Bonds, 0.13%, 07/15/30	6.2	Government
U.S. Treasury Inflation Indexed Bonds, 0.75%, 02/15/42	6.2	Government
U.S. Treasury Inflation Indexed Bonds, 0.63%, 07/15/32	5.8	Government
U.S. Treasury Inflation Indexed Bonds, 0.13%, 07/15/26	5.8	Government
U.S. Treasury Inflation Indexed Bonds, 0.13%, 07/15/31	4.4	Government
U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/26	4.4	Government

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

SECTOR ALLOCATION AS OF 2/29/24[6]

Sector Name	Fund

Government	99.4%
Investment Company	0.5

[6]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Access Investment Grade Corporate 1-5 Year Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$46.54

Net Asset Value (“NAV”)[1]	$46.56

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs US Investment- Grade Corporate Bond 1-5 Years Index[3]

Shares	3.35%	3.26%	3.49%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

HSBC Holdings PLC, 6.16%, 03/09/29	2.2%	Banks
Barclays PLC, 4.97%, 05/16/29	2.1	Banks
Morgan Stanley, 5.16%, 04/20/29	1.1	Banks
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25	1.1	Banks
Bank of America Corp., 5.08%, 01/20/27	0.9	Banks
Westpac Banking Corp., 5.46%, 11/18/27	0.8	Banks
Bank of New York Mellon Corp. (The), 3.40%, 01/29/28	0.7	Banks
T-Mobile USA, Inc., 2.05%, 02/15/28	0.7	Wireless
Capital One Financial Corp., 6.31%, 06/08/29	0.7	Bank
Bank of America Corp., 4.27%, 07/23/29	0.6	Banks

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[5]

Sector Name	Fund

Financials	42.6%
Consumer, Non-cyclical	9.6
Consumer, Cyclical	9.3
Industrials	9.0
Utilities	7.1
Information Technology	6.8
Telecommunication Services	6.6
Energy	6.5
Materials	0.4

[5]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Access Investment Grade Corporate Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$45.34

Net Asset Value (“NAV”)[1]	$45.39

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Investment Grade Corporate Bond Index[3]	Bloomberg US Corporate Investment Grade Index[4]

Shares	3.81%	3.69%	3.90%	3.84%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]

The Bloomberg US Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[5]

Holding	% of Net Assets	Line of Business	Country

Morgan Stanley, 2.19%, 4/28/26	0.4%	Banks	United States
Cigna Group (The), 4.13%, 11/15/25	0.3	Healthcare	United States
Oracle Corp., 6.25%, 11/09/32	0.3	Software	United States
Starbucks Corp., 3.80%, 8/15/25	0.3	Consumer Cyclical	United States
Morgan Stanley, 5.30%, 4/20/37	0.3	Banks	United States
Morgan Stanley, 2.94%, 1/21/33	0.3	Banks	United States
Oracle Corp., 6.90%, 11/09/52	0.2	Software	United States
Wells Fargo & Co., 5.57%, 7/25/29	0.2	Banks	United States
HCA, Inc., 5.25%, 4/15/25	0.2	Healthcare	United States
JPMorgan Chase & Co., 3.51%, 1/23/29	0.2	Banks	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[6]

Sector Name	Fund

Financial	36.5%
Consumer, Non-cyclical	18.3
Telecommunication Services	11.5
Information Technology	9.2
Energy	7.6
Consumer, Cyclical	6.8
Industrial	5.1
Utilities	3.3
Materials	1.3
Investment Company	0.4

[6]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Access Treasury 0-1 Year ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$100.14

Net Asset Value (“NAV”)[1]	$100.09

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE US Treasury 0-1 Year Composite Select Index[3]

Shares	2.66%	2.65%	2.75%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Index is designed to measure the performance of U.S. Treasury Securities with a maximum remaining maturity of 12 months. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index is sponsored by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Index is determined, composed and calculated by FTSE without regard to the Fund. It is not possible to invest directly in an unmanaged index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

13

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	Maturity Date	% of Net Assets[5]

U.S. Treasury Bills, 5.40%	04/16/24	6.2%
U.S. Treasury Bills, 5.40%	05/30/24	5.5
U.S. Treasury Bills, 5.41%	04/23/24	4.7
U.S. Treasury Bills, 5.31%	05/23/24	4.6
U.S. Treasury Bills, 5.26%	06/20/24	4.6
U.S. Treasury Bills, 5.35%	05/28/24	4.3
U.S. Treasury Bills, 5.33%	08/22/24	3.8
U.S. Treasury Notes, 4.83%	12/31/24	3.8
U.S. Treasury Bills, 5.21%	07/25/24	3.8
U.S. Treasury Bills, 5.07%	02/20/25	3.7

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

SECTOR ALLOCATION AS OF 2/29/24[6]

Sector Name	Fund

Government	99.9%

[6]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Access U.S. Aggregate Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$40.98

Net Asset Value (“NAV”)[1]	$40.98

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs US Broad Bond Market Index[3]

Shares	2.28%	2.00%	2.46%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

15

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

U.S. Treasury Notes, 0.25%, 10/31/25	10.6%	U.S. Treasury Notes
U.S. Treasury Notes, 1.63%, 05/15/26	6.8	U.S. Treasury Notes
U.S. Treasury Notes, 1.63%, 09/30/26	4.6	U.S. Treasury Notes
U.S. Treasury Notes, 2.00%, 02/15/25	3.9	U.S. Treasury Notes
U.S. Treasury Bonds, 2.50%, 02/15/45	2.5	U.S. Treasury Bonds
U.S. Treasury Bonds, 2.75%, 08/15/42	2.2	U.S. Treasury Obligations
Federal Home Loan Mortgage Corporation, 2.50%, 08/01/51	2.1	Mortgage-Backed Securities
U.S. Treasury Bonds, 2.25%, 02/15/52	2.0	U.S. Treasury Bonds
Federal Home Loan Mortgage Corporation, 2.00%, 03/01/51	1.7	Mortgage-Backed Securities
U.S. Treasury Notes, 1.50%, 01/31/27	1.6	U.S. Treasury Notes

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[5]

Sector Name	Fund

U.S. Treasury Notes	30.6%
Mortgage-Backed Securities	27.3
Corporate Obligations	21.3
U.S. Treasury Bonds	9.8
Foreign Corporate Debt	5.9
U.S. Treasury Obligations	4.4
Sovereign Debt Obligations	2.6
U.S. Government Agency Obligations	0.2

[5]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

16

FUND BASICS

Access Ultra Short Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$50.28

Net Asset Value (“NAV”)[1]	$50.28

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current NAV. The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Three- Month U.S. Treasury Bill Index[3]

Shares	3.29%	3.27%	2.78%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]

The FTSE Three-Month U.S. Treasury Bill Index is intended to track the daily performance of three-month U.S. Treasury bills. The index is designed to operate as a reference rate for a series of funds. The Fund does not attempt to track an index and takes a more active approach.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

17

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

FNMA REMIC, 5.65%, 05/01/44	2.7%	ARM
U.S. Treasury Floating Rate Notes, 5.48%, 10/31/24	1.8	Government
FNMA REMIC, 5.24%, 02/01/45	1.7	ARM
FNMA REMIC, 5.70%, 02/01/41	1.5	ARM
FNMA REMIC, 5.96%, 12/01/40	1.3	ARM
U.S. Treasury Notes, 4.58%, 01/31/26	1.3	Government
FNMA REMIC, 5.94%, 07/25/35	1.2	CMO
FHLMC REMIC, 5.74%, 01/01/46	1.0	ARM
Nissan Auto Lease Trust, 4.91%, 01/15/26	1.0	AUTO
American Express Credit Account Master Trust, 3.39%, 05/15/27	1.0	Credit Card

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[5]

Sector Name	Fund

Asset-Backed Securities	27.1%
Foreign Corporate Debt	20.8
Mortgage-Backed Securities	19.9
Corporate Obligations	16.2
Commercial Paper	6.0
U.S. Treasury Notes	5.0
Certificate of Deposit	4.2
U.S. Government Agency Obligations	0.0[6]

[5]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

[6]	Less than 0.05%

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

18

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 82.4%

Bahamas – 0.3%
Bahamas Government International Bond (B+/B1)
$200,000	8.950%	10/15/32	$188,035

Bahrain – 3.0%
Bahrain Government International Bond (B+/NR)
200,000	6.000	09/19/44	161,000
200,000	6.250	01/25/51	162,500
200,000	5.625	09/30/31	186,340
200,000	7.500	09/20/47	188,048
550,000	7.000	01/26/26	554,408
225,000	5.625	05/18/34	200,530
225,000	7.375	05/14/30	232,330

			1,685,156

Brazil – 3.5%
Brazilian Government International Bond (BB/Ba2)
779,000	6.000	10/20/33	775,413
585,000	5.625	01/07/41	526,315
300,000	4.625	01/13/28	294,018
200,000	7.125	01/20/37	213,500
200,000	4.250	01/07/25	197,411

			2,006,657

Chile – 2.8%
Chile Government International Bond (A/A2)
600,000	3.500	01/31/34	522,155
400,000	3.240	02/06/28	374,341
200,000	4.000	01/31/52	157,322
200,000	5.330	01/05/54	191,709
210,000	3.125	01/21/26	202,477
225,000	3.250	09/21/71	141,589

			1,589,593

China – 2.9%
China Government International Bond (NR/NR)
200,000	2.750	12/03/39	157,787
200,000	1.750	10/26/31	168,256
200,000	3.500	10/19/28	193,792
632,000	1.200	10/21/30	521,619
400,000	1.250	10/26/26	366,996
250,000	4.000	10/19/48	226,964

			1,635,414

Colombia – 4.8%
Colombia Government International Bond (BB+/Baa2)
460,000	3.000	01/30/30	377,551
500,000	3.125	04/15/31	395,930
550,000	5.000	06/15/45	394,076
400,000	5.200	05/15/49	290,408
300,000	3.875	04/25/27	281,935
300,000	6.125	01/18/41	256,479
250,000	3.250	04/22/32	192,668
200,000	7.375	09/18/37	197,131
275,000	5.625	02/26/44	215,531
200,000	4.125	05/15/51	122,703

			2,724,412

Costa Rica – 1.9%
Costa Rica Government International Bond (BB-/B1)
450,000	6.125	02/19/31	459,000
400,000	7.158	03/12/45	416,500

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Costa Rica – (continued)
Costa Rica Government International Bond (BB-/B1) (continued)
$200,000	6.550%	04/03/34	$207,000

			1,082,500

Dominican Republic – 5.0%
Dominican Republic International Bond (BB/Ba3)
425,000	6.000	07/19/28	426,062
450,000	5.950	01/25/27	450,563
200,000	5.500	02/22/29	194,500
150,000	6.875	01/29/26	152,250
175,000	7.450	04/30/44	185,062
200,000	6.400	06/05/49	187,750
150,000	6.500	02/15/48	142,875
300,000	5.875	01/30/60	255,000
225,000	6.850	01/27/45	222,750
225,000	4.500	01/30/30	205,313
450,000	4.875	09/23/32	402,750

			2,824,875

Ecuador – 1.5%
Ecuador Government International Bond(a) (B-/Ba3)
850,000	3.500	07/31/35	404,813
450,000	6.000	07/31/30	273,375
450,000	2.500	07/31/40	195,750

			873,938

Egypt – 4.7%
Egypt Government International Bond (B-/Caa1)
200,000	7.500	02/16/61	141,500
200,000	7.300	09/30/33	163,285
200,000	7.500	01/31/27	190,750
200,000	8.875	05/29/50	159,750
200,000	5.875	06/11/25	196,736
200,000	7.903	02/21/48	150,250
200,000	8.700	03/01/49	157,750
200,000	3.875	02/16/26	184,085
200,000	6.588	02/21/28	179,953
300,000	5.800	09/30/27	266,872
350,000	7.625	05/29/32	297,915
450,000	8.500	01/31/47	349,875
334,000	6.875	04/30/40	242,150

			2,680,871

Guatemala – 1.5%
Guatemala Government Bond (BB/NR)
225,000	3.700	10/07/33	185,625
200,000	6.125	06/01/50	184,000
300,000	5.375	04/24/32	288,750
200,000	6.600	06/13/36	203,000

			861,375

Hungary – 2.9%
Hungary Government International Bond (BBB-/Baa2)
550,000	7.625	03/29/41	631,102
200,000	6.125	05/22/28	204,416
200,000	6.750	09/25/52	212,395
403,000	5.250	06/16/29	395,400
200,000	5.500	06/16/34	194,366

			1,637,679

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Indonesia – 4.2%
Indonesia Government International Bond (BBB/Baa2)
$423,000	3.550%	03/31/32	$379,874
400,000	4.650	09/20/32	387,361
325,000	7.750	01/17/38	399,522
275,000	3.050	03/12/51	194,344
200,000	3.850	07/18/27	192,998
200,000	4.300	03/31/52	170,488
125,000	8.500	10/12/35	158,804
225,000	4.200	10/15/50	188,855
350,000	2.850	02/14/30	310,680

			2,382,926

Ivory Coast – 0.7%
Ivory Coast Government International Bond (BB-/Ba3)
426,000	6.125	06/15/33	374,347

Jordan – 1.3%
Jordan Government International Bond (B+/B1)
350,000	5.850	07/07/30	316,656
200,000	7.500	01/13/29	197,593
Jordan Government International Bond, Series RegS (B+/B1)
200,000	6.125	01/29/26	196,095

			710,344

Kazakhstan – 1.1%
Kazakhstan Government International Bond (BBB-/Baa2)
200,000	5.125	07/21/25	201,651
225,000	6.500	07/21/45	248,848
200,000	4.875	10/14/44	187,362

			637,861

Kenya – 0.9%
Republic of Kenya Government International Bond (B/B3)
350,000	7.000	05/22/27	334,744
200,000	8.250	02/28/48	163,250

			497,994

Kuwait – 0.7%
Kuwait International Government Bond (A+/NR)
400,000	3.500	03/20/27	387,266

Mexico – 3.2%
Mexico Government International Bond (BBB/Baa2)
600,000	4.875	05/19/33	565,026
200,000	6.338	05/04/53	195,592
200,000	3.750	01/11/28	189,553
325,000	4.500	04/22/29	312,822
150,000	5.550	01/21/45	138,296
50,000	6.050	01/11/40	49,064
Mexico Government International Bond, MTN (BBB/Baa2)
175,000	7.500	04/08/33	196,904
150,000	4.750	03/08/44	123,999
50,000	8.300	08/15/31	59,421

			1,830,677

Morocco – 1.3%
Morocco Government International Bond (BB+/Ba1)
200,000	6.500	09/08/33	205,840
350,000	4.000	12/15/50	236,688
300,000	5.950	03/08/28	303,051

			745,579

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Nigeria – 2.6%
Nigeria Government International Bond (B-/Caa1)
$200,000	7.375%	09/28/33	$167,810
200,000	8.250	09/28/51	162,105
200,000	8.747	01/21/31	188,458
200,000	6.500	11/28/27	182,500
200,000	7.625	11/28/47	154,500
200,000	7.696	02/23/38	160,936
275,000	7.875	02/16/32	241,989
249,000	6.125	09/28/28	218,503

			1,476,801

Panama – 4.6%
Panama Government International Bond (BBB/Baa3)
275,000	4.500	04/01/56	176,687
200,000	3.875	03/17/28	182,250
250,000	4.500	04/16/50	165,313
150,000	6.700	01/26/36	142,875
200,000	6.853	03/28/54	178,500
400,000	2.252	09/29/32	283,000
260,000	8.875	09/30/27	281,775
232,000	9.375	04/01/29	258,390
410,000	3.160	01/23/30	338,762
245,000	3.870	07/23/60	139,650
200,000	4.300	04/29/53	127,250
200,000	4.500	01/19/63	126,000
225,000	3.750	03/16/25	219,938

			2,620,390

Philippines – 4.6%
Philippine Government International Bond (BBB+/Baa2)
650,000	10.625	03/16/25	686,972
770,000	2.950	05/05/45	537,665
283,000	3.200	07/06/46	203,291
200,000	6.375	10/23/34	219,744
200,000	3.700	03/01/41	163,879
200,000	3.700	02/02/42	162,420
400,000	3.000	02/01/28	371,508
450,000	2.650	12/10/45	297,055

			2,642,534

Poland – 2.1%
Republic of Poland Government International Bond (A-/A2)
300,000	4.875	10/04/33	293,979
300,000	5.500	04/04/53	300,513
400,000	5.500	11/16/27	409,600
200,000	3.250	04/06/26	194,724

			1,198,816

Qatar – 3.7%
Qatar Government International Bond (AA/Aa2)
400,000	4.400	04/16/50	348,793
350,000	4.817	03/14/49	323,719
550,000	3.750	04/16/30	526,014
200,000	3.400	04/16/25	196,120
220,000	5.103	04/23/48	211,884
300,000	4.000	03/14/29	291,955
200,000	4.625	06/02/46	182,324

			2,080,809

Romania – 2.8%
Romanian Government International Bond (BBB-/Baa3)
280,000	5.125	06/15/48	232,228

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Romania – (continued)
Romanian Government International Bond (BBB-/Baa3)
(continued)
$250,000	3.625%	03/27/32	$211,112
460,000	5.250	11/25/27	452,410
300,000	7.125	01/17/33	316,005
180,000	6.125	01/22/44	171,607
170,000	3.000	02/14/31	141,345
50,000	7.625	01/17/53	54,399

			1,579,106

Saudi Arabia – 3.5%
Saudi Government International Bond (NR/A1)
200,000	5.500	10/25/32	205,239
225,000	4.375	04/16/29	218,272
225,000	4.500	04/17/30	218,143
400,000	3.250	10/22/30	359,460
400,000	2.500	02/03/27	372,460
200,000	4.625	10/04/47	169,442
200,000	4.500	04/22/60	161,808
350,000	4.500	10/26/46	293,939

			1,998,763

Serbia – 0.6%
Serbia International Bond (BB+/Ba2)
200,000	2.125	12/01/30	158,250
200,000	6.500	09/26/33	203,002

			361,252

Trinidad and Tobago – 0.3%
Trinidad & Tobago Government International Bond (BBB-/Ba2)
200,000	4.500	08/04/26	194,250

Turkey – 4.3%
Turkiye Government International Bond (NR/B3)
330,000	4.250	03/13/25	324,131
350,000	7.375	02/05/25	355,124
362,000	6.875	03/17/36	338,675
525,000	4.875	10/09/26	506,221
525,000	5.750	05/11/47	395,063
200,000	9.375	03/14/29	217,907
200,000	6.000	01/14/41	163,547
100,000	11.875	01/15/30	123,875

			2,424,543

United Arab Emirates – 1.6%
UAE Government International Bond (NR/Aa2)
375,000	3.250	10/19/61	253,733
350,000	2.000	10/19/31	290,845
477,000	2.875	10/19/41	346,667

			891,245

Uruguay – 3.2%
Uruguay Government International Bond(b) (BBB+/Baa2)
240,000	4.975	04/20/55	224,700
200,000	5.750	10/28/34	211,000
200,000	7.625	03/21/36	241,750
408,000	4.375	01/23/31	398,820
150,000	4.375	10/27/27	148,875
200,000	4.125	11/20/45	175,000
350,000	5.100	06/18/50	336,656
60,000	7.875	01/15/33	71,850

			1,808,651

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Uzbekistan – 0.3%
Republic of Uzbekistan International Bond (BB-/NR)
$200,000	3.900%	10/19/31	$165,033

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $48,308,526)			46,799,692

Corporate Obligations – 14.5%

Brazil – 1.7%
Petrobras Global Finance BV (BB/Ba1)
200,000	7.375	01/17/27	209,500
216,000	6.850	06/05/15	203,040
301,000	6.500	07/03/33	303,677
200,000	5.999	01/27/28	203,000
71,000	6.900	03/19/49	69,908

			989,125

Chile – 2.0%
Corp. Nacional del Cobre de Chile (BBB+/Baa1)
200,000	3.000	09/30/29	175,500
200,000	3.150	01/14/30	174,750
200,000	3.625	08/01/27	188,788
400,000	4.500	08/01/47	308,324
200,000	3.700	01/30/50	133,474
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
200,000	4.700	05/07/50	162,224

			1,143,060

China – 1.6%
China Development Bank, EMTN (A+/A1)
200,000	3.000	06/01/26	192,393
China Development Bank Financial Leasing Co. Ltd.(c)
(BBB+/NR) (US 5 Year CMT T-Note + 2.750%)
200,000	2.875	09/28/30	190,593
Export-Import Bank of China (The) (A+/A1)
350,000	3.625	07/31/24	347,225
Export-Import Bank of China (The), EMTN (A+/A1)
200,000	4.000	11/28/47	173,825

			904,036

Hungary – 0.4%
Magyar Export-Import Bank Zrt (BBB-/NR)
200,000	6.125	12/04/27	201,119

India – 2.8%
Export-Import Bank of India (NR/Baa3)
200,000	3.875	02/01/28	190,505
250,000	3.250	01/15/30	224,539
200,000	3.375	08/05/26	191,258
Indian Railway Finance Corp. Ltd. (BBB-/Baa3)
200,000	3.570	01/21/32	176,409
350,000	2.800	02/10/31	296,959
Power Finance Corp. Ltd. (NR/Baa3)
200,000	3.950	04/23/30	183,000
REC Ltd. (NR/Baa3)
303,000	5.625	04/11/28	304,875

			1,567,545

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (Continued)

Indonesia – 1.1%
Pertamina Persero PT (NR/Baa2)
$457,000	3.100%	08/27/30	$402,731
200,000	6.450	05/30/44	208,000

			610,731

Mexico – 2.6%
Petroleos Mexicanos (BBB/B3)
250,000	5.950	01/28/31	194,110
200,000	4.500	01/23/26	186,163
180,000	6.500	03/13/27	167,848
175,000	5.350	02/12/28	151,634
100,000	6.840	01/23/30	85,513
100,000	6.875	10/16/25	98,574
199,000	5.625	01/23/46	115,196
428,000	6.750	09/21/47	271,316
75,000	7.690	01/23/50	51,674
100,000	6.950	01/28/60	63,395
50,000	6.500	01/23/29	43,812
25,000	6.625	06/15/35	18,470
25,000	6.500	06/02/41	16,594

			1,464,299

Poland – 0.3%
Bank Gospodarstwa Krajowego (NR/A2)
200,000	5.375	05/22/33	199,444

Qatar – 0.8%
QatarEnergy (AA/Aa2)
300,000	3.300	07/12/51	207,656
309,000	2.250	07/12/31	256,872

			464,528

Saudi Arabia – 1.2%
Gaci First Investment Co. (NR/A1)
200,000	4.875	02/14/35	189,788
Saudi Arabian Oil Co. (NR/A1)
200,000	4.250	04/16/39	172,459
375,000	3.500	04/16/29	348,212

			710,459

TOTAL CORPORATE OBLIGATIONS (Cost $8,549,942)			8,254,346

Shares	Dividend Rate		Value

Investment Company – 1.6%(d)

Goldman Sachs Financial Square Government
Fund - Institutional Shares
933,170	5.219%		933,170
(Cost $933,170)

TOTAL INVESTMENTS – 98.5% (Cost $57,791,638)			$55,987,208

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			860,077

NET ASSETS – 100.0%			$56,847,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.
(b)	Pay-in-kind securities.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2024.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
MTN	—Medium Term Note

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments February 29, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 90.6%

Advertising – 0.9%
Clear Channel Outdoor Holdings, Inc.
$516,000	5.125%	08/15/27(a)	$485,040
100,000	7.750	04/15/28(a)	87,000
236,000	7.500	06/01/29(a)	196,470
Lamar Media Corp.
179,000	3.750	02/15/28	167,589
234,000	4.000	02/15/30	211,770

			1,147,869

Aerospace & Defense – 1.3%
Spirit AeroSystems, Inc.
100,000	4.600	06/15/28	88,250
TransDigm, Inc.
46,000	7.500	03/15/27	46,086
523,000	5.500	11/15/27	506,656
698,000	4.625	01/15/29	643,032
350,000	6.875	12/15/30(a)	355,250
100,000	7.125	12/01/31(a)	102,688

			1,741,962

Banks – 0.4%
Freedom Mortgage Corp.
297,000	7.625	05/01/26(a)	294,401
200,000	6.625	01/15/27(a)	191,250
100,000	12.000	10/01/28(a)	108,625

			594,276

Basic Industry – 1.8%
Axalta Coating Systems LLC
280,000	3.375	02/15/29(a)	249,900
Chemours Co. (The)
213,000	5.750	11/15/28(a)	186,375
Olin Corp.
269,000	5.625	08/01/29	264,292
210,000	5.000	02/01/30	196,875
Olympus Water U.S. Holding Corp.
280,000	4.250	10/01/28(a)	251,650
200,000	6.250	10/01/29(a)	179,500
SCIH Salt Holdings, Inc.
303,000	6.625	05/01/29(a)	276,109
Tronox, Inc.
417,000	4.625	03/15/29(a)	369,045
Valvoline, Inc.
200,000	4.250	02/15/30(a)	199,250
236,000	3.625	06/15/31(a)	200,600
WR Grace Holdings LLC
188,000	4.875	06/15/27(a)	179,540

			2,553,136

Broadcasting – 2.8%
CMG Media Corp.
302,000	8.875	12/15/27(a)	193,280
iHeartCommunications, Inc.
450,000	6.375	05/01/26	387,000
200,000	8.375	05/01/27	120,500
250,000	5.250	08/15/27(a)	186,875
Sirius XM Radio, Inc.
350,000	3.125	09/01/26(a)	326,813
476,000	5.000	08/01/27(a)	454,580
326,000	4.000	07/15/28(a)	295,437

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Broadcasting – (continued)
Sirius XM Radio, Inc. – (continued)
$539,000	3.875%	09/01/31(a)	$445,686
TEGNA, Inc.
126,000	4.625	03/15/28	114,030
343,000	5.000	09/15/29	302,697
Univision Communications, Inc.
200,000	6.625	06/01/27(a)	194,500
850,000	8.000	08/15/28(a)	854,781

			3,876,179

Brokerage – 0.4%
Coinbase Global, Inc.
138,000	3.375	10/01/28(a)	116,437
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000	5.000	08/15/28(a)	181,107
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
284,000	4.750	06/15/29(a)	255,245

			552,789

Building Materials – 1.6%
American Builders & Contractors Supply Co., Inc.
171,000	4.000	01/15/28(a)	159,885
50,000	3.875	11/15/29(a)	44,750
Builders FirstSource, Inc.
88,000	5.000	03/01/30(a)	83,270
292,000	4.250	02/01/32(a)	257,325
Smyrna Ready Mix Concrete LLC
500,000	8.875	11/15/31(a)	530,000
SRS Distribution, Inc.
100,000	4.625	07/01/28(a)	93,313
Standard Industries, Inc.
300,000	5.000	02/15/27(a)	289,125
329,000	4.375	07/15/30(a)	294,000
171,000	3.375	01/15/31(a)	142,133
Summit Materials LLC / Summit Materials Finance Corp.
100,000	7.250	01/15/31(a)	104,000

			1,997,801

Capital Goods – 4.1%
ASP Unifrax Holdings, Inc.
320,000	5.250	09/30/28(a)	204,800
Ball Corp.
100,000	6.875	03/15/28	102,375
50,000	6.000	06/15/29	50,313
482,000	2.875	08/15/30	409,097
Clean Harbors, Inc.
600,000	4.875	07/15/27(a)	580,500
Clydesdale Acquisition Holdings, Inc.
151,000	6.625	04/15/29(a)	150,245
210,000	8.750	04/15/30(a)	200,550
Covanta Holding Corp.
321,000	4.875	12/01/29(a)	281,899
Crown Americas LLC / Crown Americas Capital Corp. V
198,000	4.250	09/30/26	191,070
Crown Americas LLC / Crown Americas Capital Corp. VI
148,000	4.750	02/01/26	144,855
Emerald Debt Merger Sub LLC
400,000	6.625	12/15/30(a)	402,000

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
EquipmentShare.com, Inc.
$100,000	9.000%	05/15/28(a)	$103,000
Herc Holdings, Inc.
214,000	5.500	07/15/27(a)	210,255
LABL, Inc.
233,000	6.750	07/15/26(a)	227,175
152,000	10.500	07/15/27(a)	147,440
100,000	8.250	11/01/29(a)	84,500
Mauser Packaging Solutions Holding Co.
645,000	7.875	08/15/26(a)	653,869
200,000	9.250	04/15/27(a)	195,500
Owens-Brockway Glass Container, Inc.
100,000	7.250	05/15/31(a)	101,750
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
190,000	4.375	10/15/28(a)	177,175
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
100,000	4.000	10/15/27(a)	93,625
Sensata Technologies BV
400,000	4.000	04/15/29(a)	363,500
Sensata Technologies, Inc.
406,000	3.750	02/15/31(a)	348,145

			5,423,638

Communications – 6.8%
AMC Networks, Inc.
250,000	4.750	08/01/25	239,375
175,000	4.250	02/15/29	113,750
Cable One, Inc.
350,000	4.000	11/15/30(a)	265,125
CCO Holdings LLC / CCO Holdings Capital Corp.
560,000	5.125	05/01/27(a)	531,300
375,000	5.000	02/01/28(a)	346,856
279,000	5.375	06/01/29(a)	252,844
100,000	6.375	09/01/29(a)	94,000
478,000	4.750	03/01/30(a)	408,690
430,000	4.500	08/15/30(a)	358,512
350,000	4.250	02/01/31(a)	282,625
440,000	7.375	03/01/31(a)	426,250
350,000	4.750	02/01/32(a)	283,938
532,000	4.500	05/01/32	422,275
200,000	4.500	06/01/33(a)	155,000
388,000	4.250	01/15/34(a)	291,970
CSC Holdings LLC
400,000	5.500	04/15/27(a)	360,000
250,000	5.375	02/01/28(a)	218,125
250,000	7.500	04/01/28(a)	178,125
300,000	11.750	01/31/29(a)	314,062
400,000	6.500	02/01/29(a)	349,500
240,000	5.750	01/15/30(a)	141,000
250,000	4.125	12/01/30(a)	187,500
400,000	4.625	12/01/30(a)	222,500
250,000	3.375	02/15/31(a)	176,875
250,000	4.500	11/15/31(a)	186,875
Directv Financing LLC
350,000	8.875	02/01/30(a)	352,188
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
543,000	5.875	08/15/27(a)	513,814

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Live Nation Entertainment, Inc.
$425,000	4.750%	10/15/27(a)	$408,000
McGraw-Hill Education, Inc.
100,000	5.750	08/01/28(a)	94,000
News Corp.
250,000	3.875	05/15/29(a)	226,875
Radiate Holdco LLC / Radiate Finance, Inc.
150,000	4.500	09/15/26(a)	118,500
WMG Acquisition Corp.
232,000	3.875	07/15/30(a)	205,900
293,000	3.000	02/15/31(a)	247,585

			8,973,934

Consumer Cyclical – 18.5%
Adient Global Holdings Ltd.
500,000	8.250	04/15/31(a)	526,372
ADT Security Corp. (The)
86,000	4.125	08/01/29(a)	78,368
146,000	4.875	07/15/32(a)	132,495
Allison Transmission, Inc.
279,000	3.750	01/30/31(a)	240,638
AMC Entertainment Holdings, Inc.
200,000	10.000	06/15/26(a)(b)	159,000
100,000	7.500	02/15/29(a)	69,500
American Axle & Manufacturing, Inc.
246,000	6.875	07/01/28	238,005
126,000	5.000	10/01/29	109,305
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
250,000	7.000	04/15/30(a)	227,813
Asbury Automotive Group, Inc.
292,000	4.625	11/15/29(a)	266,815
150,000	5.000	02/15/32(a)	133,500
Bath & Body Works, Inc.
500,000	7.500	06/15/29	516,250
194,000	6.875	11/01/35	194,727
100,000	6.750	07/01/36	98,375
Boyd Gaming Corp.
108,000	4.750	12/01/27	103,950
146,000	4.750	06/15/31(a)	133,043
Brink’s Co. (The)
200,000	5.500	07/15/25(a)	199,500
Caesars Entertainment, Inc.
305,000	8.125	07/01/27(a)	312,154
358,000	4.625	10/15/29(a)	326,675
100,000	7.000	02/15/30(a)	102,625
Carnival Corp.
841,000	7.625	03/01/26(a)	851,512
50,000	5.750	03/01/27(a)	49,563
871,000	6.000	05/01/29(a)	854,669
Carnival Holdings Bermuda Ltd.
273,000	10.375	05/01/28(a)	298,253
Carvana Co.
340,000	13.000	06/01/30(a)(b)	318,750
340,000	14.000	06/01/31(a)(b)	331,500
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management
Corp. / Millennium Op
219,000	5.500	05/01/25(a)	218,726
Century Communities, Inc.
150,000	6.750	06/01/27	150,375

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Century Communities, Inc. – (continued)
$200,000	3.875%	08/15/29(a)	$177,000
Cinemark USA, Inc.
100,000	5.250	07/15/28(a)	93,750
Clarios Global LP / Clarios U.S. Finance Co.
289,000	8.500	05/15/27(a)	290,445
100,000	6.750	05/15/28(a)	101,375
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
147,000	4.625	01/15/29(a)	133,586
344,000	6.750	01/15/30(a)	304,440
Gap, Inc. (The)
100,000	3.625	10/01/29(a)	85,000
207,000	3.875	10/01/31(a)	167,670
Goodyear Tire & Rubber Co. (The)
50,000	9.500	05/31/25	50,500
50,000	5.000	05/31/26	48,750
150,000	4.875	03/15/27	144,187
170,000	5.000	07/15/29	156,825
180,000	5.250	04/30/31	163,350
103,000	5.250	07/15/31	93,215
Guitar Center, Inc.
250,000	8.500	01/15/26(a)	219,375
Hilton Domestic Operating Co., Inc.
50,000	5.375	05/01/25(a)	50,000
220,000	5.750	05/01/28(a)	219,175
145,000	3.750	05/01/29(a)	132,675
45,000	4.875	01/15/30	42,694
283,000	4.000	05/01/31(a)	252,664
259,000	3.625	02/15/32(a)	221,584
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
419,000	5.000	06/01/29(a)	390,194
300,000	6.625	01/15/32(a)	301,500
Iron Mountain Information Management Services, Inc.
100,000	5.000	07/15/32(a)	89,375
Iron Mountain, Inc.
200,000	4.875	09/15/27(a)	192,500
239,000	5.250	03/15/28(a)	231,531
319,000	5.250	07/15/30(a)	299,461
400,000	4.500	02/15/31(a)	356,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
150,000	4.750	06/01/27(a)	147,000
LCM Investments Holdings II LLC
290,000	4.875	05/01/29(a)	261,000
Liberty Interactive LLC
200,000	8.250	02/01/30	132,000
Life Time, Inc.
60,000	8.000	04/15/26(a)	60,675
Light & Wonder International, Inc.
145,000	7.000	05/15/28(a)	146,450
146,000	7.250	11/15/29(a)	149,650
250,000	7.500	09/01/31(a)	260,937
Lithia Motors, Inc.
200,000	4.625	12/15/27(a)	191,000
100,000	4.375	01/15/31(a)	88,875

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Macy’s Retail Holdings LLC
$190,000	5.875%	04/01/29(a)	$183,350
101,000	6.125	03/15/32(a)	94,309
MGM Resorts International
79,000	5.750	06/15/25	79,000
161,000	4.625	09/01/26	156,572
180,000	5.500	04/15/27	177,300
160,000	4.750	10/15/28	151,000
Mohegan Tribal Gaming Authority
354,000	8.000	02/01/26(a)	334,530
200,000	13.250	12/15/27(a)	216,000
NCL Corp. Ltd.
327,000	5.875	03/15/26(a)	320,460
500,000	5.875	02/15/27(a)	495,625
114,000	7.750	02/15/29(a)	117,135
NCL Finance Ltd.
50,000	6.125	03/15/28(a)	48,875
NMG Holding Co., Inc. / Neiman Marcus Group LLC
240,000	7.125	04/01/26(a)	236,400
Nordstrom, Inc.
100,000	4.250	08/01/31	84,500
PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750	02/15/28(a)	235,000
250,000	7.750	02/15/29(a)	248,125
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
100,000	5.625	09/01/29(a)	72,500
100,000	5.875	09/01/31(a)	71,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
100,000	5.750	04/15/26(a)	99,500
338,000	3.375	08/31/27(a)	309,270
358,000	6.250	01/15/28(a)	354,420
QVC, Inc.
50,000	4.450	02/15/25	48,812
450,000	4.750	02/15/27	408,375
50,000	4.375	09/01/28	41,375
RHP Hotel Properties LP / RHP Finance Corp.
299,000	4.500	02/15/29(a)	277,696
Royal Caribbean Cruises Ltd.
420,000	4.250	07/01/26(a)	404,775
100,000	5.375	07/15/27(a)	98,125
140,000	3.700	03/15/28	129,325
351,000	5.500	04/01/28(a)	345,735
200,000	8.250	01/15/29(a)	212,750
Sabre GLBL, Inc.
300,000	8.625	06/01/27(a)	265,500
Six Flags Entertainment Corp.
250,000	5.500	04/15/27(a)	245,937
400,000	7.250	05/15/31(a)	402,750
Staples, Inc.
333,000	7.500	04/15/26(a)	321,761
Station Casinos LLC
100,000	4.500	02/15/28(a)	93,750
Taylor Morrison Communities, Inc.
243,000	5.125	08/01/30(a)	230,243
Tenneco, Inc.
300,000	8.000	11/17/28(a)	274,500

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
TKC Holdings, Inc.
$100,000	6.875%	05/15/28(a)	$94,000
Travel + Leisure Co.
355,000	6.625	07/31/26(a)	359,437
350,000	4.500	12/01/29(a)	322,000
Wand NewCo 3, Inc.
540,000	7.625	01/30/32(a)	556,200
Williams Scotsman, Inc.
254,000	6.125	06/15/25(a)	254,318
290,000	7.375	10/01/31(a)	301,600
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
200,000	5.250	05/15/27(a)	195,750
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
200,000	5.125	10/01/29(a)	189,750
Yum! Brands, Inc.
161,000	4.750	01/15/30(a)	153,151
164,000	3.625	03/15/31	144,730
354,000	5.375	04/01/32	340,725

			24,487,057

Consumer Noncyclical – 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
26,000	6.625	07/15/26(a)	25,935
207,000	9.750	07/15/27(a)	206,353
200,000	6.000	06/01/29(a)	166,250
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000	4.625	06/01/28(a)	178,000
Avantor Funding, Inc.
550,000	4.625	07/15/28(a)	521,813
Hologic, Inc.
104,000	4.625	02/01/28(a)	99,970
375,000	3.250	02/15/29(a)	336,094
LifePoint Health, Inc.
200,000	5.375	01/15/29(a)	159,500
Medline Borrower LP
986,000	3.875	04/01/29(a)	887,400
321,000	5.250	10/01/29(a)	298,530
Molina Healthcare, Inc.
450,000	4.375	06/15/28(a)	420,750
RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc.
393,000	9.750	12/01/26(a)	392,509
Vector Group Ltd.
154,000	10.500	11/01/26(a)	154,962
150,000	5.750	02/01/29(a)	137,625

			3,985,691

Consumer Products – 0.7%
Coty, Inc.
200,000	5.000	04/15/26(a)	197,000
Energizer Holdings, Inc.
100,000	4.750	06/15/28(a)	91,760
100,000	4.375	03/31/29(a)	89,375
Newell Brands, Inc.
320,000	6.625	09/15/29	306,240
Scotts Miracle-Gro Co. (The)
100,000	4.375	02/01/32	83,875

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Products – (continued)
Tempur Sealy International, Inc.
$300,000	4.000%	04/15/29(a)	$268,500

			1,036,750

Distribution & Logistics – 0.1%
WESCO Distribution, Inc.
$ 171,000	7.250	06/15/28(a)	174,847

Electric – 2.8%
Artera Services LLC
100,000	8.500	02/15/31(a)	102,313
Calpine Corp.
191,000	5.250	06/01/26(a)	188,612
100,000	5.125	03/15/28(a)	94,875
150,000	4.625	02/01/29(a)	138,188
68,000	5.000	02/01/31(a)	61,030
277,000	3.750	03/01/31(a)	237,527
Clearway Energy Operating LLC
473,000	3.750	02/15/31(a)	401,459
FirstEnergy Corp.
487,000	2.650	03/01/30	417,363
FirstEnergy Corp., Series B
126,000	4.150	07/15/27	120,124
NextEra Energy Operating Partners LP
100,000	3.875	10/15/26(a)	94,000
PG&E Corp.
487,000	5.250	07/01/30	459,506
Pike Corp.
100,000	8.625	01/31/31(a)	105,750
TerraForm Power Operating LLC
300,000	5.000	01/31/28(a)	285,000
200,000	4.750	01/15/30(a)	182,000
Vistra Operations Co. LLC
187,000	5.625	02/15/27(a)	183,260
385,000	5.000	07/31/27(a)	368,637
284,000	4.375	05/01/29(a)	258,795
100,000	7.750	10/15/31(a)	103,375

			3,801,814

Energy – 11.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
167,000	5.750	03/01/27(a)	163,660
71,000	5.750	01/15/28(a)	69,757
250,000	6.625	02/01/32(a)	249,063
Antero Resources Corp.
126,000	7.625	02/01/29(a)	130,095
150,000	5.375	03/01/30(a)	143,437
Archrock Partners LP / Archrock Partners Finance Corp.
297,000	6.875	04/01/27(a)	297,000
50,000	6.250	04/01/28(a)	49,125
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
152,000	5.875	06/30/29(a)	142,310
Buckeye Partners LP
68,000	3.950	12/01/26	64,430
134,000	4.125	12/01/27	124,770
146,000	4.500	03/01/28(a)	136,510
Callon Petroleum Co.
332,000	8.000	08/01/28(a)	347,355
Chesapeake Energy Corp.
400,000	5.875	02/01/29(a)	395,000

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
CITGO Petroleum Corp.
$300,000	7.000%	06/15/25(a)	$300,375
170,000	6.375	06/15/26(a)	171,700
100,000	8.375	01/15/29(a)	105,125
CNX Resources Corp.
270,000	6.000	01/15/29(a)	260,212
CQP Holdco LP / BIP-V Chinook Holdco LLC
500,000	5.500	06/15/31(a)	468,125
CrownRock LP / CrownRock Finance, Inc.
364,000	5.625	10/15/25(a)	362,180
DT Midstream, Inc.
250,000	4.125	06/15/29(a)	229,375
297,000	4.375	06/15/31(a)	267,671
Endeavor Energy Resources LP / EER Finance, Inc.
243,000	5.750	01/30/28(a)	245,430
EnLink Midstream LLC
100,000	5.625	01/15/28(a)	98,503
343,000	5.375	06/01/29	332,113
EnLink Midstream Partners LP
312,000	4.850	07/15/26	305,484
EQM Midstream Partners LP
293,000	6.000	07/01/25(a)	294,099
50,000	7.500	06/01/27(a)	51,250
170,000	6.500	07/01/27(a)	172,337
167,000	5.500	07/15/28	164,495
199,000	4.500	01/15/29(a)	187,060
239,000	4.750	01/15/31(a)	223,166
Hess Midstream Operations LP
77,000	5.125	06/15/28(a)	74,112
233,000	4.250	02/15/30(a)	211,739
100,000	5.500	10/15/30(a)	95,875
Hilcorp Energy I LP / Hilcorp Finance Co.
75,000	6.250	11/01/28(a)	74,813
269,000	5.750	02/01/29(a)	260,930
150,000	6.000	02/01/31(a)	145,312
100,000	8.375	11/01/33(a)	107,375
ITT Holdings LLC
260,000	6.500	08/01/29(a)	232,050
Kinetik Holdings LP
500,000	5.875	06/15/30(a)	489,375
Matador Resources Co.
450,000	6.875	04/15/28(a)	459,563
Moss Creek Resources Holdings, Inc.
130,000	7.500	01/15/26(a)	129,431
265,000	10.500	05/15/27(a)	272,619
Nabors Industries Ltd.
189,000	7.250	01/15/26(a)	186,165
Nabors Industries, Inc.
200,000	9.125	01/31/30(a)	205,375
Northern Oil & Gas, Inc.
150,000	8.750	06/15/31(a)	157,125
PBF Holding Co. LLC / PBF Finance Corp.
323,000	6.000	02/15/28	315,732
Permian Resources Operating LLC
500,000	8.000	04/15/27(a)	517,500
200,000	5.875	07/01/29(a)	196,000
Range Resources Corp.
185,000	4.875	05/15/25	183,381

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Range Resources Corp. – (continued)
$250,000	4.750%	02/15/30(a)	$232,500
SM Energy Co.
90,000	6.750	09/15/26	89,888
199,000	6.625	01/15/27	198,751
Southwestern Energy Co.
293,000	5.375	03/15/30	279,815
341,000	4.750	02/01/32	310,310
Sunoco LP / Sunoco Finance Corp.
130,000	6.000	04/15/27	130,163
200,000	4.500	05/15/29	184,500
90,000	4.500	04/30/30	81,787
Transocean Titan Financing Ltd.
93,000	8.375	02/01/28(a)	95,906
Transocean, Inc.
187,000	11.500	01/30/27(a)	195,415
594,000	8.750	02/15/30(a)	614,048
USA Compression Partners LP / USA Compression Finance Corp.
316,000	6.875	04/01/26	316,000
Valaris Ltd.
300,000	8.375	04/30/30(a)	309,056
Venture Global Calcasieu Pass LLC
520,000	3.875	08/15/29(a)	468,650
247,000	3.875	11/01/33(a)	207,789
Venture Global LNG, Inc.
510,000	8.125	06/01/28(a)	518,925
550,000	9.500	02/01/29(a)	587,812
Vital Energy, Inc.
200,000	9.750	10/15/30	214,250

			15,901,249

Financial Company – 4.9%
AG TTMT Escrow Issuer LLC
100,000	8.625	09/30/27(a)	103,250
Coinbase Global, Inc.
250,000	3.625	10/01/31(a)	195,938
HUB International Ltd.
170,000	5.625	12/01/29(a)	158,525
440,000	7.250	06/15/30(a)	448,800
300,000	7.375	01/31/32(a)	302,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
564,000	6.375	12/15/25	560,458
310,000	5.250	05/15/27	286,363
LD Holdings Group LLC
226,000	6.125	04/01/28(a)	185,038
Midcap Financial Issuer Trust
200,000	6.500	05/01/28(a)	184,000
Nationstar Mortgage Holdings, Inc.
130,000	6.000	01/15/27(a)	128,050
353,000	5.500	08/15/28(a)	335,350
200,000	5.125	12/15/30(a)	179,246
Navient Corp.
164,000	6.750	06/25/25	166,050
271,000	6.750	06/15/26	272,442
200,000	5.500	03/15/29	181,500
Navient Corp., MTN
297,000	5.625	08/01/33	243,169
NFP Corp.
342,000	6.875	08/15/28(a)	348,413

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
OneMain Finance Corp.
$250,000	7.125%	03/15/26	$255,313
120,000	3.500	01/15/27	110,700
375,000	3.875	09/15/28	329,531
100,000	9.000	01/15/29	105,249
100,000	7.875	03/15/30	101,875
235,000	4.000	09/15/30	199,162
PennyMac Financial Services, Inc.
302,000	5.375	10/15/25(a)	298,225
150,000	5.750	09/15/31(a)	137,812
Rocket Mortgage LLC
244,000	5.250	01/15/28(a)	234,126
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
371,000	3.875	03/01/31(a)	318,982
270,000	4.000	10/15/33(a)	226,199
United Wholesale Mortgage LLC
200,000	5.750	06/15/27(a)	195,000

			6,791,016

Food and Beverage – 2.5%
Aramark Services, Inc.
395,000	5.000	02/01/28(a)	380,188
B&G Foods, Inc.
250,000	5.250	09/15/27	232,370
Fiesta Purchaser, Inc.
350,000	7.875	03/01/31(a)	362,688
Lamb Weston Holdings, Inc.
320,000	4.125	01/31/30(a)	290,800
240,000	4.375	01/31/32(a)	215,100
Performance Food Group, Inc.
488,000	5.500	10/15/27(a)	479,460
Post Holdings, Inc.
179,000	5.750	03/01/27(a)	181,014
180,000	5.625	01/15/28(a)	177,300
273,000	5.500	12/15/29(a)	262,080
370,000	4.500	09/15/31(a)	331,150
U.S. Foods, Inc.
50,000	6.875	09/15/28(a)	51,062
300,000	4.750	02/15/29(a)	281,250

			3,244,462

Hardware – 0.3%
NCR Voyix Corp.
254,000	5.000	10/01/28(a)	237,172
190,000	5.250	10/01/30(a)	172,425

			409,597

Healthcare – 5.9%
Charles River Laboratories International, Inc.
450,000	4.000	03/15/31(a)	399,656
CHS/Community Health Systems, Inc.
350,000	5.625	03/15/27(a)	322,000
226,000	6.000	01/15/29(a)	194,077
238,000	6.875	04/15/29(a)	154,700
476,000	5.250	05/15/30(a)	380,800
399,000	4.750	02/15/31(a)	305,235
DaVita, Inc.
526,000	4.625	06/01/30(a)	462,880
313,000	3.750	02/15/31(a)	257,442

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
Encompass Health Corp.
$400,000	4.750%	02/01/30	$372,000
IQVIA, Inc.
280,000	5.000	05/15/27(a)	273,000
250,000	6.500	05/15/30(a)	254,375
Legacy LifePoint Health LLC
323,000	4.375	02/15/27(a)	299,582
MPH Acquisition Holdings LLC
250,000	5.500	09/01/28(a)	219,375
250,000	5.750	11/01/28(a)	200,625
Owens & Minor, Inc.
400,000	6.625	04/01/30(a)	388,000
RP Escrow Issuer LLC
100,000	5.250	12/15/25(a)	89,750
Select Medical Corp.
100,000	6.250	08/15/26(a)	100,000
Service Corp. International
115,000	4.625	12/15/27	110,688
468,000	5.125	06/01/29	459,225
Star Parent, Inc.
100,000	9.000	10/01/30(a)	105,875
Tenet Healthcare Corp.
397,000	4.875	01/01/26	396,802
290,000	6.250	02/01/27	289,638
305,000	5.125	11/01/27	299,281
193,000	4.625	06/15/28	184,074
451,000	6.125	10/01/28	447,617
420,000	4.250	06/01/29	386,400
50,000	6.125	06/15/30	49,625
450,000	6.750	05/15/31(a)	455,062

			7,857,784

Insurance – 1.3%
Acrisure LLC / Acrisure Finance, Inc.
157,000	10.125	08/01/26(a)	163,476
475,000	8.250	02/01/29(a)	470,844
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
403,000	4.250	10/15/27(a)	375,294
244,000	6.750	10/15/27(a)	237,290
30,000	5.875	11/01/29(a)	27,525
350,000	7.000	01/15/31(a)	349,125
AssuredPartners, Inc.
150,000	5.625	01/15/29(a)	138,375

			1,761,929

Metals – 0.4%
Kaiser Aluminum Corp.
150,000	4.500	06/01/31(a)	128,250
Novelis Corp.
451,000	4.750	01/30/30(a)	414,356
60,000	3.875	08/15/31(a)	50,925

			593,531

Metals and Mining – 0.3%
Cleveland-Cliffs, Inc.
386,000	6.750	03/15/26(a)	388,413

Natural Gas – 2.3%
Ferrellgas LP / Ferrellgas Finance Corp.
359,000	5.375	04/01/26(a)	357,205

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Natural Gas – (continued)
Genesis Energy LP / Genesis Energy Finance Corp.
$570,000	8.000%	01/15/27	$576,412
NGL Energy Operating LLC / NGL Energy Finance Corp.
350,000	8.375	02/15/32(a)	357,000
NuStar Logistics LP
193,000	6.000	06/01/26	191,311
100,000	5.625	04/28/27	98,875
Rockies Express Pipeline LLC
251,000	4.950	07/15/29(a)	235,940
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
153,000	6.000	03/01/27(a)	150,896
111,000	5.500	01/15/28(a)	105,450
100,000	7.375	02/15/29(a)	99,750
300,000	6.000	09/01/31(a)	276,375
Venture Global LNG, Inc.
550,000	8.375	06/01/31(a)	557,219

			3,006,433

Other – 0.2%
Brand Industrial Services, Inc.
250,000	10.375	08/01/30(a)	265,625

Pharmaceuticals – 1.4%
Bausch Health Americas, Inc.
450,000	9.250	04/01/26(a)	426,375
Bausch Health Cos., Inc.
550,000	5.500	11/01/25(a)	512,875
150,000	9.000	12/15/25(a)	142,875
200,000	6.125	02/01/27(a)	129,000
500,000	4.875	06/01/28(a)	287,500
250,000	11.000	09/30/28(a)	167,500
50,000	5.000	02/15/29(a)	22,250
100,000	6.250	02/15/29(a)	46,000
110,000	5.250	01/30/30(a)	48,675
300,000	5.250	02/15/31(a)	132,750

			1,915,800

REITs and Real Estate – 1.7%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
250,000	5.750	05/15/26(a)	241,719
Diversified Healthcare Trust
100,000	9.750	06/15/25	99,743
100,000	–	01/15/26(a)(c)	85,152
100,000	4.750	02/15/28	79,829
150,000	4.375	03/01/31	114,375
Howard Hughes Corp. (The)
329,000	4.375	02/01/31(a)	281,706
Hudson Pacific Properties LP
250,000	3.950	11/01/27	216,471
Kennedy-Wilson, Inc.
50,000	4.750	03/01/29	40,750
241,000	5.000	03/01/31	188,583
Realogy Group LLC / Realogy Co.-Issuer Corp.
100,000	5.750	01/15/29(a)	74,750
Service Properties Trust
239,000	7.500	09/15/25	241,682
60,000	4.950	10/01/29	49,500
263,000	4.375	02/15/30	204,552
150,000	8.625	11/15/31(a)	158,708

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Starwood Property Trust, Inc.
$60,000	4.750%	03/15/25	$59,325

			2,136,845

Rental Equipment – 1.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
500,000	5.750	07/15/27(a)	476,250
200,000	8.000	02/15/31(a)	194,000
H&E Equipment Services, Inc.
440,000	3.875	12/15/28(a)	397,650
Hertz Corp. (The)
75,000	4.625	12/01/26(a)	66,375
125,000	5.000	12/01/29(a)	95,625
United Rentals North America, Inc.
228,000	5.500	05/15/27	226,496
280,000	4.875	01/15/28	271,600
281,000	3.875	02/15/31	250,090

			1,978,086

Software – 1.8%
Clarivate Science Holdings Corp.
250,000	3.875	07/01/28(a)	228,750
100,000	4.875	07/01/29(a)	91,000
Cloud Software Group, Inc.
663,000	6.500	03/31/29(a)	618,248
650,000	9.000	09/30/29(a)	606,943
Fair Isaac Corp.
450,000	4.000	06/15/28(a)	419,063
ROBLOX Corp.
100,000	3.875	05/01/30(a)	87,500
SS&C Technologies, Inc.
412,000	5.500	09/30/27(a)	401,505

			2,453,009

Technology – 3.9%
Arches Buyer, Inc.
152,000	4.250	06/01/28(a)	130,340
234,000	6.125	12/01/28(a)	199,485
Block, Inc.
250,000	3.500	06/01/31	214,063
Entegris, Inc.
300,000	4.375	04/15/28(a)	281,250
Go Daddy Operating Co LLC / GD Finance Co., Inc.
750,000	5.250	12/01/27(a)	731,250
Imola Merger Corp.
328,000	4.750	05/15/29(a)	305,040
Match Group Holdings II LLC
250,000	5.000	12/15/27(a)	239,062
400,000	4.625	06/01/28(a)	377,000
100,000	3.625	10/01/31(a)	84,500
McAfee Corp.
377,000	7.375	02/15/30(a)	334,116
NCR Atleos Corp.
200,000	9.500	04/01/29(a)	212,500
Newfold Digital Holdings Group, Inc.
70,000	11.750	10/15/28(a)	76,300
100,000	6.000	02/15/29(a)	78,750
Presidio Holdings, Inc.
225,000	8.250	02/01/28(a)	222,750

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Seagate HDD Cayman
$150,000	8.250%	12/15/29(a)	$161,063
385,000	9.625	12/01/32	437,937
Uber Technologies, Inc.
617,000	4.500	08/15/29(a)	581,523
Vericast Corp.
200,000	11.000	09/15/26(a)	210,375
Verscend Escrow Corp.
209,000	9.750	08/15/26(a)	209,634
Xerox Holdings Corp.
295,000	5.500	08/15/28(a)	268,081

			5,355,019

Transportation – 2.1%
American Airlines, Inc.
100,000	7.250	02/15/28(a)	100,948
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
436,500	5.500	04/20/26(a)	434,318
698,000	5.750	04/20/29(a)	683,098
Fortress Transportation and Infrastructure Investors LLC
95,000	6.500	10/01/25(a)	94,762
550,000	5.500	05/01/28(a)	528,688
United Airlines, Inc.
188,000	4.375	04/15/26(a)	180,748
513,000	4.625	04/15/29(a)	472,895
XPO, Inc.
100,000	7.125	06/01/31(a)	102,375
100,000	7.125	02/01/32(a)	102,125

			2,699,957

Wireless – 0.4%
Hughes Satellite Systems Corp.
100,000	5.250	08/01/26	86,125
100,000	6.625	08/01/26	66,000
SBA Communications Corp.
300,000	3.875	02/15/27	282,954
100,000	3.125	02/01/29	88,875

			523,954

Wirelines – 2.9%
Cablevision Lightpath LLC
200,000	5.625	09/15/28(a)	167,500
Consolidated Communications, Inc.
202,000	6.500	10/01/28(a)	174,730
Embarq Corp.
200,000	7.995	06/01/36	115,000
Frontier Communications Holdings LLC
75,000	5.875	10/15/27(a)	72,516
500,000	5.000	05/01/28(a)	463,125
200,000	6.750	05/01/29(a)	179,500
273,000	5.875	11/01/29	234,780
150,000	6.000	01/15/30(a)	128,625
260,000	8.750	05/15/30(a)	266,500
100,000	8.625	03/15/31(a)	101,625
Level 3 Financing, Inc.
175,000	4.625	09/15/27(a)	108,500
150,000	4.250	07/01/28(a)	72,000
100,000	3.625	01/15/29(a)	42,000
125,000	3.750	07/15/29(a)	52,500
390,000	3.875	11/15/29(a)	221,325

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wirelines – (continued)
Lumen Technologies, Inc.
$200,000	4.000%	02/15/27(a)	$122,000
200,000	4.500	01/15/29(a)	65,000
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
300,000	10.500	02/15/28(a)	312,000
491,000	4.750	04/15/28(a)	429,625
150,000	6.500	02/15/29(a)	115,875
Windstream Escrow LLC / Windstream Escrow Finance Corp.
202,000	7.750	08/15/28(a)	189,628
Zayo Group Holdings, Inc.
420,000	4.000	03/01/27(a)	351,750

			3,986,104

TOTAL CORPORATE OBLIGATIONS (Cost $123,165,016)			121,616,556

Foreign Corporate Debt – 6.5%

Aerospace & Defense – 0.9%
Bombardier, Inc. (Canada)
547,000	7.125	06/15/26(a)	551,103
291,000	7.875	04/15/27(a)	291,727
200,000	6.000	02/15/28(a)	194,000
100,000	8.750	11/15/30(a)	104,688

			1,141,518

Basic Industry – 0.8%
Methanex Corp. (Canada)
188,000	5.125	10/15/27	180,715
102,000	5.250	12/15/29	97,129
NOVA Chemicals Corp. (Canada)
190,000	5.000	05/01/25(a)	185,725
273,000	5.250	06/01/27(a)	253,208
200,000	8.500	11/15/28(a)	211,750
100,000	9.000	02/15/30(a)	101,000

			1,029,527

Capital Goods – 0.8%
ARD Finance SA (Luxembourg)
200,000	6.500	06/30/27(a)(b)	86,500
GFL Environmental, Inc. (Canada)
271,000	4.250	06/01/25(a)	266,935
250,000	3.750	08/01/25(a)	243,437
342,000	4.750	06/15/29(a)	321,053
100,000	6.750	01/15/31(a)	102,750

			1,020,675

Consumer Cyclical – 1.4%
1011778 BC ULC / New Red Finance, Inc. (Canada)
301,000	3.875	01/15/28(a)	280,683
154,000	4.375	01/15/28(a)	145,145
112,000	3.500	02/15/29(a)	101,360
457,000	4.000	10/15/30(a)	402,731
Brookfield Residential Properties, Inc. / Brookfield
Residential U.S. LLC (Canada)
100,000	6.250	09/15/27(a)	97,250
80,000	4.875	02/15/30(a)	71,200
Garda World Security Corp. (Canada)
167,000	4.625	02/15/27(a)	159,485
135,000	9.500	11/01/27(a)	135,169

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Cyclical – (continued)
Mattamy Group Corp. (Canada)
$186,000	5.250%	12/15/27(a)	$178,778
117,000	4.625	03/01/30(a)	105,154
Odeon Finco PLC (United Kingdom)
260,000	12.750	11/01/27(a)	265,525

			1,942,480

Consumer Products – 0.3%
Kronos Acquisition Holdings Inc / KIK Custom Products, Inc.
400,000	5.000	12/31/26(a)	387,000

Energy – 0.1%
MEG Energy Corp.
65,000	7.125	02/01/27(a)	66,138

Mining – 0.9%
First Quantum Minerals Ltd. (Zambia)
207,000	7.500	04/01/25(a)	207,000
410,000	6.875	03/01/26(a)	409,488
200,000	6.875	10/15/27(a)	190,750
Hudbay Minerals, Inc. (Canada)
405,000	4.500	04/01/26(a)	390,825

			1,198,063

Natural Gas – 0.2%
Parkland Corp.
347,000	4.625	05/01/30(a)	316,638

Software – 0.5%
Open Text Corp. (Canada)
250,000	3.875	02/15/28(a)	230,312
200,000	3.875	12/01/29(a)	177,250
Open Text Holdings, Inc. (Canada)
250,000	4.125	12/01/31(a)	214,688

			622,250

Transportation – 0.3%
Air Canada (Canada)
100,000	3.875	08/15/26(a)	95,125
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
(Switzerland)
100,000	7.875	05/01/27(a)	85,375
100,000	9.500	06/01/28(a)	84,709
200,000	6.375	02/01/30(a)	146,500

			411,709

Wireless – 0.3%
Intelsat Jackson Holdings SA
485,000	6.500	03/15/30(a)	450,444

TOTAL FOREIGN CORPORATE DEBT (Cost $8,763,923)			8,586,442

Shares	Dividend Rate	Value

Investment Company – 1.4%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,877,196	5.219%	$ 1,877,196
(Cost $1,877,196)

TOTAL INVESTMENTS – 98.5% (Cost $133,806,135)		$ 132,080,194

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		2,006,134

NET ASSETS – 100.0%		$ 134,086,328

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Pay-in-kind securities.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
GO	—General Obligation
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.4%

U.S. Treasury Inflation Indexed Bonds
$3,509,667	0.250%	01/15/25	$3,449,988
3,919,305	0.375	07/15/25	3,835,133
1,104,175	0.125	10/15/25	1,072,084
3,906,445	0.625	01/15/26	3,801,123
5,366,446	0.125	04/15/26	5,143,615
7,139,446	0.125	07/15/26	6,845,526
7,702,938	0.125	10/15/26	7,353,627
4,199,427	0.375	01/15/27	4,008,502
8,875,670	0.375	07/15/27	8,447,896
10,265,670	0.500	01/15/28	9,717,150
3,267,655	0.750	07/15/28	3,120,411
1,690,533	3.875	04/15/29	1,849,933
5,150,521	0.250	07/15/29	4,739,555
9,675,109	0.125	01/15/30	8,726,510
8,137,913	0.125	07/15/30	7,308,497
5,835,755	0.125	07/15/31	5,151,039
5,364,700	0.125	01/15/32	4,673,362
7,603,512	0.625	07/15/32	6,879,408
4,234,893	2.125	02/15/40	4,293,960
9,065,519	0.750	02/15/42	7,249,318
3,911,338	0.875	02/15/47	3,020,905
2,481,620	1.000	02/15/48	1,956,797
1,968,701	1.000	02/15/49	1,546,003
2,629,636	0.250	02/15/50	1,659,521
2,341,580	0.125	02/15/52	1,381,238

TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $129,596,574)			117,231,101

Shares	Dividend Rate		Value

Investment Company – 0.5%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
561,558	5.219%		561,558
(Cost $561,558)

TOTAL INVESTMENTS – 99.9% (Cost $130,158,132)			$117,792,659

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			99,941

NET ASSETS – 100.0%			$117,892,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 82.4%

Aerospace & Defense – 0.1%
Boeing Co. (The)
$10,000	4.875%	05/01/25	$9,909

Aerospace/Defense – 2.1%
Boeing Co. (The)
20,000	2.196	02/04/26	18,748
40,000	5.040	05/01/27	39,630
General Dynamics Corp.
16,000	1.150	06/01/26	14,725
Huntington Ingalls Industries, Inc.
20,000	3.483	12/01/27	18,775
Lockheed Martin Corp.
50,000	3.550	01/15/26	48,703
RTX Corp.
40,000	5.750	01/15/29	41,179
Textron, Inc.
13,000	3.650	03/15/27	12,407

			194,167

Banks – 21.4%
American Express Co.
50,000	4.900	02/13/26	49,871
51,000	3.125	05/20/26	49,004
20,000	5.850	11/05/27	20,503
Bank of America Corp.
(SOFR + 1.290%)
80,000	5.080	01/20/27(a)	79,602
(SOFR + 0.960%)
32,000	1.734	07/22/27(a)	29,364
(SOFR + 1.580%)
32,000	4.376	04/27/28(a)	31,166
(SOFR + 1.630%)
30,000	5.202	04/25/29(a)	29,902
Bank of America Corp., GMTN
(3M U.S. T-Bill MMY + 1.632%)
40,000	3.593	07/21/28(a)	37,790
Bank of America Corp., MTN
(SOFR + 1.010%)
21,000	1.197	10/24/26(a)	19,577
(3M U.S. T-Bill MMY + 1.322%)
25,000	3.559	04/23/27(a)	23,954
(SOFR + 2.040%)
50,000	4.948	07/22/28(a)	49,479
(3M U.S. T-Bill MMY + 1.572%)
60,000	4.271	07/23/29(a)	57,829
Bank of America Corp., Series N
(SOFR + 0.910%)
17,000	1.658	03/11/27(a)	15,690
Bank of New York Mellon Corp. (The), MTN
20,000	1.600	04/24/25	19,206
68,000	3.400	01/29/28	64,325
(3M U.S. T-Bill MMY + 1.331%)
34,000	3.442	02/07/28(a)	32,477
Capital One Financial Corp.
(SOFR + 2.080%)
20,000	5.468	02/01/29(a)	19,929

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 2.640%)
$60,000	6.312%	06/08/29(a)	$ 61,627
Citizens Financial Group, Inc.
50,000	2.850	07/27/26	46,696
Fifth Third Bancorp
20,000	2.550	05/05/27	18,445
JPMorgan Chase & Co.
27,000	3.200	06/15/26	25,974
30,000	2.950	10/01/26	28,483
(SOFR + 0.800%)
17,000	1.045	11/19/26(a)	15,808
(SOFR + 0.885%)
25,000	1.578	04/22/27(a)	23,158
(SOFR + 1.170%)
25,000	2.947	02/24/28(a)	23,447
(SOFR + 1.560%)
47,000	4.323	04/26/28(a)	45,900
(SOFR + 1.990%)
40,000	4.851	07/25/28(a)	39,667
(SOFR + 1.015%)
30,000	2.069	06/01/29(a)	26,517
(3M U.S. T-Bill MMY + 1.522%)
20,000	4.203	07/23/29(a)	19,214
(SOFR + 1.450%)
40,000	5.299	07/24/29(a)	40,221
(SOFR + 1.570%)
50,000	6.087	10/23/29(a)	51,793
Morgan Stanley
(SOFR + 1.990%)
34,000	2.188	04/28/26(a)	32,746
(SOFR + 1.770%)
50,000	6.138	10/16/26(a)	50,629
(SOFR + 1.295%)
20,000	5.050	01/28/27(a)	19,949
20,000	3.591	07/22/28(a)	18,971
(SOFR + 2.240%)
40,000	6.296	10/18/28(a)	41,423
Morgan Stanley, GMTN
20,000	3.875	01/27/26	19,484
Morgan Stanley, MTN
(SOFR + 0.940%)
28,000	2.630	02/18/26(a)	27,217
(SOFR + 1.590%)
100,000	5.164	04/20/29(a)	99,507
PNC Financial Services Group, Inc. (The)
(SOFR + 1.620%)
20,000	5.354	12/02/28(a)	20,030
(SOFR + 1.841%)
50,000	5.582	06/12/29(a)	50,412
Santander Holdings USA, Inc.
45,000	3.450	06/02/25	43,672
(SOFR + 1.249%)
20,000	2.490	01/06/28(a)	18,117
(SOFR + 2.356%)
20,000	6.499	03/09/29(a)	20,312
Synchrony Financial
20,000	3.950	12/01/27	18,536

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Truist Financial Corp., MTN
	(SOFR + 2.446%)
$30,000	7.161%	10/30/29(a)	$31,894
	(SOFR + 1.620%)
30,000	5.435	01/24/30(a)	29,615
U.S. Bancorp, MTN
40,000	3.950	11/17/25	39,143
	(SOFR + 0.730%)
10,000	2.215	01/27/28(a)	9,177
	(SOFR + 1.660%)
8,000	4.548	07/22/28(a)	7,821
U.S. Bancorp, Series X
21,000	3.150	04/27/27	19,759
US Bancorp
	(SOFR + 2.020%)
30,000	5.775	06/12/29(a)	30,387
Wells Fargo & Co.
6,000	3.000	04/22/26	5,712
23,000	3.000	10/23/26	21,751
	(SOFR + 1.790%)
50,000	6.303	10/23/29(a)	51,968
	(SOFR + 1.500%)
50,000	5.198	01/23/30(a)	49,655
Wells Fargo & Co., MTN
	(3M U.S. T-Bill MMY + 1.432%)
11,000	3.196	06/17/27(a)	10,489
	(SOFR + 1.510%)
16,000	3.526	03/24/28(a)	15,187
	(3M U.S. T-Bill MMY + 1.572%)
15,000	3.584	05/22/28(a)	14,218
	(SOFR + 2.100%)
15,000	2.393	06/02/28(a)	13,692
	(SOFR + 1.980%)
16,000	4.808	07/25/28(a)	15,729
	(SOFR + 1.740%)
50,000	5.574	07/25/29(a)	50,474

			1,994,294

Basic Industry – 0.3%
Linde, Inc.
24,000	3.200	01/30/26	23,271

Broadcasting – 0.2%
Discovery Communications LLC
20,000	3.950	03/20/28	18,752

Building Materials – 0.6%
Stanley Black & Decker, Inc.
40,000	3.400	03/01/26	38,506
Vulcan Materials Co.
20,000	4.500	04/01/25	19,746

			58,252

Capital Goods – 3.5%
Berry Global, Inc.
20,000	1.650	01/15/27	18,025
Caterpillar Financial Services Corp.
17,000	0.900	03/02/26	15,712

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Caterpillar Financial Services Corp., MTN
$30,000	4.350%	05/15/26	$29,637
John Deere Capital Corp., MTN
50,000	3.400	09/11/25	48,813
20,000	4.750	01/20/28	19,966
20,000	1.500	03/06/28	17,641
Otis Worldwide Corp.
30,000	2.293	04/05/27	27,683
Republic Services, Inc.
9,000	2.900	07/01/26	8,584
Roper Technologies, Inc.
16,000	1.000	09/15/25	14,960
16,000	3.850	12/15/25	15,610
Trane Technologies Financing Ltd.
40,000	3.500	03/21/26	38,661
Waste Management, Inc.
20,000	7.000	07/15/28	21,613
Westinghouse Air Brake Technologies Corp.
16,000	3.200	06/15/25	15,521
20,000	4.700	09/15/28	19,550
Xylem, Inc.
20,000	1.950	01/30/28	17,850

			329,826

Communications – 1.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital
17,000	4.908	07/23/25	16,771
Comcast Corp.
40,000	5.350	11/15/27	40,636
40,000	3.550	05/01/28	37,970
TWDC Enterprises 18 Corp., MTN
8,000	1.850	07/30/26	7,430
Walt Disney Co. (The)
40,000	3.700	03/23/27	38,777

			141,584

Consumer Cyclical – 10.7%
Amazon.com, Inc.
20,000	0.800	06/03/25	18,997
33,000	1.000	05/12/26	30,410
15,000	4.550	12/01/27	14,947
American Honda Finance Corp.
20,000	5.650	11/15/28	20,611
American Honda Finance Corp., GMTN
20,000	3.500	02/15/28	19,016
American Honda Finance Corp., MTN
13,000	1.200	07/08/25	12,326
Booking Holdings, Inc.
43,000	3.600	06/01/26	41,691
Dollar Tree, Inc.
30,000	4.200	05/15/28	28,924
DR Horton, Inc.
10,000	1.300	10/15/26	9,050
Ford Motor Co.
50,000	4.346	12/08/26	48,552
General Motors Co.
34,000	6.800	10/01/27	35,601

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
General Motors Financial Co., Inc.
$40,000	4.350%	04/09/25	$39,504
21,000	1.250	01/08/26	19,478
20,000	2.700	08/20/27	18,379
30,000	3.850	01/05/28	28,520
Global Payments, Inc.
40,000	1.200	03/01/26	36,855
10,000	4.450	06/01/28	9,648
Home Depot, Inc. (The)
40,000	4.000	09/15/25	39,371
21,000	2.800	09/14/27	19,673
Las Vegas Sands Corp.
10,000	3.500	08/18/26	9,420
Lennar Corp.
20,000	4.750	11/29/27	19,674
Lowe’s Cos., Inc.
50,000	4.800	04/01/26	49,687
20,000	1.700	09/15/28	17,367
Marriott International, Inc., Series EE
8,000	5.750	05/01/25	8,027
McDonald’s Corp., MTN
40,000	3.500	03/01/27	38,488
Ross Stores, Inc.
40,000	0.875	04/15/26	36,559
Starbucks Corp.
16,000	2.000	03/12/27	14,652
20,000	3.500	03/01/28	18,949
Toll Brothers Finance Corp.
16,000	4.875	11/15/25	15,860
Toyota Motor Credit Corp.
50,000	5.400	11/20/26	50,614
Toyota Motor Credit Corp., MTN
16,000	0.800	01/09/26	14,831
40,000	3.050	03/22/27	38,044
Visa, Inc.
40,000	0.750	08/15/27	35,149
50,000	2.750	09/15/27	46,848
Walmart, Inc.
20,000	3.550	06/26/25	19,652
50,000	3.900	09/09/25	49,249
24,000	1.050	09/17/26	21,933

			996,556

Consumer Noncyclical – 2.5%
Abbott Laboratories
20,000	1.150	01/30/28	17,591
Bristol-Myers Squibb Co.
50,000	4.900	02/22/29	49,968
Centene Corp.
20,000	4.250	12/15/27	19,150
Eli Lilly & Co.
24,000	3.100	05/15/27	22,865
Gilead Sciences, Inc.
20,000	1.200	10/01/27	17,610
Johnson & Johnson
30,000	2.900	01/15/28	28,372
Merck & Co., Inc.
16,000	0.750	02/24/26	14,797

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Merck Sharp & Dohme Corp.
$20,000	6.400%	03/01/28	$21,118
Philip Morris International, Inc.
30,000	4.875	02/15/28	29,844
Utah Acquisition Sub, Inc.
13,000	3.950	06/15/26	12,566

			233,881

Consumer Products – 0.8%
Kenvue, Inc.
20,000	5.050	03/22/28	20,116
Procter & Gamble Co. (The)
50,000	4.100	01/26/26	49,406
8,000	1.900	02/01/27	7,431

			76,953

Electric – 6.9%
Black Hills Corp.
20,000	5.950	03/15/28	20,536
Dominion Energy, Inc., Series A
20,000	3.300	03/15/25	19,562
17,000	1.450	04/15/26	15,716
DTE Electric Co.
20,000	3.375	03/01/25	19,631
DTE Energy Co.
20,000	4.875	06/01/28	19,734
DTE Energy Co., Series F
24,000	1.050	06/01/25	22,721
Duke Energy Corp.
20,000	0.900	09/15/25	18,710
16,000	2.650	09/01/26	15,082
40,000	4.300	03/15/28	38,898
Edison International
14,000	4.125	03/15/28	13,369
Exelon Corp.
11,000	3.400	04/15/26	10,604
30,000	5.150	03/15/28	29,920
National Rural Utilities Cooperative Finance Corp., MTN
40,000	3.450	06/15/25	39,105
NextEra Energy Capital Holdings, Inc.
40,000	4.900	02/28/28	39,767
NSTAR Electric Co.
50,000	2.700	06/01/26	47,416
Pacific Gas and Electric Co.
7,000	3.450	07/01/25	6,783
28,000	3.300	03/15/27	26,260
20,000	5.450	06/15/27	19,919
Public Service Co. of Colorado
30,000	2.900	05/15/25	29,095
Public Service Electric and Gas Co., MTN
30,000	3.650	09/01/28	28,580
San Diego Gas & Electric Co.
40,000	6.000	06/01/26	40,708
Southern California Edison Co.
15,000	5.850	11/01/27	15,352
Southern Co. (The)
16,000	3.250	07/01/26	15,303
Southern Co. Gas Capital Corp.
16,000	3.875	11/15/25	15,579

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Southern Power Co.
$50,000	0.900%	01/15/26	$46,073
Southwestern Electric Power Co., Series M
30,000	4.100	09/15/28	28,751

			643,174

Electrical – 0.2%
Hubbell, Inc.
22,000	3.500	02/15/28	20,747

Energy – 5.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
15,000	3.337	12/15/27	14,137
Boardwalk Pipelines LP
40,000	4.450	07/15/27	38,878
Chevron Corp.
35,000	1.995	05/11/27	32,192
DCP Midstream Operating LP
40,000	5.375	07/15/25	40,020
Energy Transfer LP
40,000	4.750	01/15/26	39,558
40,000	5.550	02/15/28	40,328
Exxon Mobil Corp.
24,000	3.043	03/01/26	23,185
13,000	2.275	08/16/26	12,254
Hercules Capital, Inc.
20,000	3.375	01/20/27	18,139
Kinder Morgan, Inc.
16,000	4.300	06/01/25	15,779
Magellan Midstream Partners LP
24,000	5.000	03/01/26	23,973
Marathon Petroleum Corp.
11,000	4.700	05/01/25	10,902
MPLX LP
12,000	1.750	03/01/26	11,197
Occidental Petroleum Corp.
50,000	5.875	09/01/25	50,130
Plains All American Pipeline LP / PAA Finance Corp.
16,000	4.650	10/15/25	15,795
Sabine Pass Liquefaction LLC
31,000	5.000	03/15/27	30,845
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
40,000	6.500	07/15/27	40,475
Western Midstream Operating LP
16,000	3.950	06/01/25	15,630
Williams Cos., Inc. (The)
54,000	4.000	09/15/25	53,055

			526,472

Financial Company – 3.1%
Air Lease Corp.
37,000	3.625	04/01/27	35,234
20,000	3.625	12/01/27	18,778
Air Lease Corp., GMTN
40,000	3.750	06/01/26	38,601
Ally Financial, Inc.
30,000	4.625	03/30/25	29,686
15,000	7.100	11/15/27	15,650

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Ares Capital Corp.
$17,000	2.875%	06/15/27	$15,439
Bain Capital Specialty Finance, Inc.
20,000	2.950	03/10/26	18,712
20,000	2.550	10/13/26	18,233
BGC Group, Inc.
40,000	4.375	12/15/25	38,428
FS KKR Capital Corp.
16,000	3.250	07/15/27	14,560
GATX Corp.
50,000	3.850	03/30/27	47,919

			291,240

Food and Beverage – 1.2%
Campbell Soup Co.
20,000	4.150	03/15/28	19,342
Coca-Cola Co. (The)
50,000	1.500	03/05/28	44,449
McCormick & Co., Inc.
16,000	0.900	02/15/26	14,720
PepsiCo, Inc.
26,000	2.250	03/19/25	25,236
11,000	2.850	02/24/26	10,582

			114,329

Hardware – 0.5%
CDW LLC / CDW Finance Corp.
50,000	4.125	05/01/25	48,938

Healthcare – 3.0%
Cigna Group (The)
50,000	1.250	03/15/26	46,280
CVS Health Corp.
13,000	3.000	08/15/26	12,356
50,000	4.300	03/25/28	48,618
Evernorth Health, Inc.
40,000	4.500	02/25/26	39,484
HCA, Inc.
16,000	4.500	02/15/27	15,660
Illumina, Inc.
50,000	5.800	12/12/25	49,944
Quest Diagnostics, Inc.
16,000	3.450	06/01/26	15,426
UnitedHealth Group, Inc.
16,000	3.375	04/15/27	15,369
40,000	5.250	02/15/28	40,686

			283,823

Insurance – 2.2%
Berkshire Hathaway Finance Corp.
40,000	2.300	03/15/27	37,447
Horace Mann Educators Corp.
30,000	7.250	09/15/28	32,094
Lincoln National Corp.
30,000	3.800	03/01/28	28,566
Loews Corp.
50,000	3.750	04/01/26	48,738
Prudential Financial, Inc.
	(3M USD LIBOR + 2.665%)
20,000	5.700	09/15/48(a)	19,650

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Radian Group, Inc.
$20,000	6.625%	03/15/25	$19,975
20,000	4.875	03/15/27	19,425

			205,895

Media Non Cable – 0.2%
Netflix, Inc.
16,000	4.375	11/15/26	15,820

Mining – 0.1%
Freeport-McMoRan, Inc.
10,000	4.125	03/01/28	9,513

Pharmaceuticals – 0.2%
Viatris, Inc.
16,000	2.300	06/22/27	14,477

REITs and Real Estate – 2.2%
Brixmor Operating Partnership LP
20,000	3.900	03/15/27	19,069
EPR Properties
8,000	4.500	06/01/27	7,570
Equinix, Inc.
23,000	1.800	07/15/27	20,711
ERP Operating LP
16,000	3.375	06/01/25	15,580
GLP Capital LP / GLP Financing II, Inc.
9,000	5.375	04/15/26	8,930
Realty Income Corp.
35,000	5.050	01/13/26	34,818
Simon Property Group LP
16,000	3.500	09/01/25	15,610
16,000	3.300	01/15/26	15,446
VICI Properties LP
50,000	4.375	05/15/25	49,091
Welltower OP LLC
16,000	4.000	06/01/25	15,714

			202,539

REVENUE – 0.3%
CommonSpirit Health
16,000	1.547	10/01/25	14,992
SSM Health Care Corp.
10,000	4.894	06/01/28	10,015

			25,007

Software – 0.9%
Oracle Corp.
35,000	1.650	03/25/26	32,526
50,000	3.250	11/15/27	46,864

			79,390

Technology – 6.9%
Alphabet, Inc.
16,000	1.998	08/15/26	15,055
Apple, Inc.
25,000	2.450	08/04/26	23,703
17,000	2.050	09/11/26	15,923
32,000	3.350	02/09/27	30,843
50,000	4.000	05/10/28	49,012
Arrow Electronics, Inc.
50,000	4.000	04/01/25	49,141

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Autodesk, Inc.
$22,000	3.500%	06/15/27	$21,038
Broadcom Corp. / Broadcom Cayman Finance Ltd.
17,000	3.875	01/15/27	16,470
Cisco Systems, Inc.
35,000	4.800	02/26/27	35,020
Dell International LLC / EMC Corp.
35,000	5.250	02/01/28	35,237
Fiserv, Inc.
12,000	3.850	06/01/25	11,762
24,000	3.200	07/01/26	22,952
Hewlett Packard Enterprise Co.
15,000	4.900	10/15/25	14,895
Intel Corp.
40,000	4.875	02/10/28	40,015
International Business Machines Corp.
46,000	6.220	08/01/27	48,033
Intuit, Inc.
16,000	1.350	07/15/27	14,286
Jabil, Inc.
40,000	4.250	05/15/27	38,538
Keysight Technologies, Inc.
8,000	4.600	04/06/27	7,863
Microsoft Corp.
40,000	3.400	09/15/26(b)	38,682
31,000	3.300	02/06/27	29,984
Motorola Solutions, Inc.
13,000	7.500	05/15/25	13,270
QUALCOMM, Inc.
7,000	3.450	05/20/25	6,867
TD SYNNEX Corp.
10,000	2.375	08/09/28	8,678
VeriSign, Inc.
28,000	5.250	04/01/25	27,895
VMware LLC
20,000	4.500	05/15/25	19,733
Vontier Corp.
10,000	2.400	04/01/28	8,729

			643,624

Transportation – 1.4%
CSX Corp.
17,000	3.250	06/01/27	16,142
Ryder System, Inc., MTN
5,000	1.750	09/01/26	4,588
8,000	2.900	12/01/26	7,527
20,000	5.650	03/01/28	20,366
Union Pacific Corp.
17,000	3.250	08/15/25	16,568
Union Pacific Railroad Co. Pass-Through Trust, Series 14-1
34,520	3.227	05/14/26	33,294
United Airlines, Inc. Pass-Through Trust, Series 20-1
12,578	5.875	10/15/27	12,720
United Airlines, Inc. Pass-Through Trust, Series A
14,793	4.300	08/15/25	14,498

			125,703

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Water – 0.2%
American Water Capital Corp.
$20,000	3.750%	09/01/28	$19,048

Wireless – 3.5%
American Tower Corp.
13,000	3.375	10/15/26	12,415
40,000	5.500	03/15/28	40,236
AT&T, Inc.
30,000	5.539	02/20/26	29,926
21,000	1.700	03/25/26	19,585
10,000	1.650	02/01/28	8,814
Crown Castle, Inc.
35,000	5.000	01/11/28	34,559
Sprint LLC
30,000	7.625	03/01/26	31,069
T-Mobile USA, Inc.
16,000	3.750	04/15/27	15,399
70,000	2.050	02/15/28	62,531
Verizon Communications, Inc.
25,000	2.100	03/22/28	22,335
50,000	4.329	09/21/28	48,559

			325,428

TOTAL CORPORATE OBLIGATIONS (Cost $7,737,704)			7,672,612

Foreign Corporate Debt – 15.5%

Banks – 10.8%
Bank of Montreal (Canada)
30,000	5.203	02/01/28	30,134
25,000	5.717	09/25/28	25,631
Bank of Nova Scotia (The) (Canada)
17,000	1.050	03/02/26	15,685
17,000	2.700	08/03/26	16,050
50,000	2.951	03/11/27	47,080
Barclays PLC (United Kingdom)
(3M USD LIBOR + 1.902%)
200,000	4.972	05/16/29(a)	194,924
Canadian Imperial Bank of Commerce (Canada)
40,000	5.001	04/28/28	39,904
HSBC Holdings PLC (United Kingdom)
(SOFR + 1.970%)
200,000	6.161	03/09/29(a)	203,390
Mitsubishi UFJ Financial Group, Inc. (Japan)
100,000	3.777	03/02/25	98,395
20,000	3.287	07/25/27	18,938
Royal Bank of Canada (Canada)
31,000	3.625	05/04/27	29,740
Royal Bank of Canada, GMTN (Canada)
40,000	1.150	07/14/26	36,515
20,000	4.240	08/03/27	19,493
Royal Bank of Canada, MTN (Canada)
23,000	1.150	06/10/25	21,856
Sumitomo Mitsui Financial Group, Inc. (Japan)
20,000	3.446	01/11/27	19,167
30,000	3.352	10/18/27	28,331
50,000	3.544	01/17/28	47,437
20,000	3.944	07/19/28	19,188

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Westpac Banking Corp. (Australia)
$23,000	1.150%	06/03/26	$21,163
70,000	5.457	11/18/27	71,316

			1,004,337

Brokerage – 0.5%
Brookfield Finance, Inc.
50,000	3.900	01/25/28	47,911

Consumer Cyclical – 0.8%
Magna International, Inc. (Canada)
50,000	4.150	10/01/25	49,106
Toyota Motor Corp. (Japan)
28,000	1.339	03/25/26	26,015

			75,121

Consumer Noncyclical – 0.5%
AstraZeneca PLC
50,000	3.375	11/16/25	48,647

Energy – 1.0%
Canadian Natural Resources Ltd. (Canada)
50,000	2.050	07/15/25	47,758
Enbridge, Inc. (Canada)
(3M U.S. T-Bill MMY + 3.903%)
16,000	6.250	03/01/78(a)	15,360
TransCanada PipeLines Ltd. (Canada)
30,000	6.203	03/09/26	30,028

			93,146

Financial Company – 0.3%
ORIX Corp.
30,000	5.000	09/13/27	30,017

Food and Beverage – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
50,000	4.750	01/23/29	49,695

Insurance – 0.6%
Manulife Financial Corp.
60,000	2.484	05/19/27	55,332

Technology – 0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc.
40,000	3.875	06/18/26	38,731

TOTAL FOREIGN CORPORATE DEBT
(Cost $1,440,336)			1,442,937

TOTAL INVESTMENTS – 97.9%
(Cost $9,178,040)			$9,115,549

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			195,831

NET ASSETS – 100.0%			$9,311,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2024.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1 - 5 YEAR BOND

Investment Abbreviations:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 80.6%

Aerospace & Defense – 2.3%
Boeing Co. (The)
$300,000	2.196%	02/04/26	$281,218
290,000	2.700	02/01/27	269,985
600,000	3.250	02/01/28	556,313
400,000	3.200	03/01/29	362,910
290,000	2.950	02/01/30	254,429
1,500,000	5.150	05/01/30	1,479,990
500,000	3.625	02/01/31	449,348
500,000	3.600	05/01/34	422,277
300,000	3.250	02/01/35	242,772
800,000	5.705	05/01/40	781,278
275,000	3.900	05/01/49	204,344
300,000	3.750	02/01/50	215,730
1,000,000	5.805	05/01/50	968,481
500,000	5.930	05/01/60	485,344
General Dynamics Corp.
50,000	3.250	04/01/25	48,947
600,000	3.500	04/01/27	577,670
250,000	4.250	04/01/40	223,937
384,000	4.250	04/01/50	332,731
L3Harris Technologies, Inc.
200,000	4.400	06/15/28	194,613
500,000	5.400	07/31/33	500,567
Lockheed Martin Corp.
250,000	5.100	11/15/27	252,643
620,000	5.250	01/15/33	632,907
1,000,000	4.750	02/15/34	978,318
193,000	4.070	12/15/42	166,006
260,000	3.800	03/01/45	210,657
100,000	4.700	05/15/46	92,208
168,000	4.090	09/15/52	140,085
220,000	4.150	06/15/53	183,562
100,000	5.700	11/15/54	105,966
148,000	5.900	11/15/63	161,757
Northrop Grumman Corp.
290,000	3.200	02/01/27	275,823
738,000	3.250	01/15/28	691,678
400,000	4.400	05/01/30	385,662
862,000	4.030	10/15/47	695,154
228,000	5.250	05/01/50	220,783
RTX Corp.
330,000	5.750	11/08/26	334,683
1,000,000	6.000	03/15/31	1,043,659
1,000,000	6.100	03/15/34	1,056,033
960,000	4.150	05/15/45	789,113
300,000	4.625	11/16/48	263,096

			17,532,677

Agriculture – 0.1%
Archer-Daniels-Midland Co.
462,000	3.250	03/27/30	417,504
500,000	2.900	03/01/32	426,840

			844,344

Banks – 19.4%
American Express Co.
649,000	4.200	11/06/25	640,891
660,000	4.900	02/13/26	658,292
470,000	3.125	05/20/26	451,608

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
American Express Co. – (continued)
$250,000	1.650%	11/04/26	$228,752
200,000	3.300	05/03/27	190,031
200,000	5.850	11/05/27	205,027
600,000	4.050	05/03/29	581,381
200,000	4.050	12/03/42	172,786
	(SOFR + 1.330%)
850,000	6.338	10/30/26(a)	863,531
	(SOFRINDX + 1.280%)
1,000,000	5.282	07/27/29(a)	1,007,748
	(SOFR + 2.255%)
192,000	4.989	05/26/33(a)	187,045
Bank of America Corp.
	(SOFR + 0.960%)
1,739,000	1.734	07/22/27(a)	1,595,758
	(SOFR + 1.340%)
660,000	5.933	09/15/27(a)	669,954
	(TSFR3M + 1.774%)
485,000	3.705	04/24/28(a)	463,050
	(SOFR + 1.990%)
720,000	6.204	11/10/28(a)	745,823
	(3M U.S. T-Bill MMY + 1.302%)
1,148,000	3.419	12/20/28(a)	1,074,972
	(SOFR + 2.150%)
519,000	2.592	04/29/31(a)	444,262
	(SOFR + 1.320%)
970,000	2.687	04/22/32(a)	807,612
	(SOFR + 1.220%)
882,000	2.299	07/21/32(a)	716,870
	(SOFR + 1.210%)
700,000	2.572	10/20/32(a)	576,686
	(SOFR + 1.910%)
930,000	5.288	04/25/34(a)	917,396
	(US 5 Year CMT T-Note + 1.200%)
234,000	2.482	09/21/36(a)	185,702
860,000	6.110	01/29/37	904,348
370,000	7.750	05/14/38	447,656
	(US 5 Year CMT T-Note + 2.000%)
100,000	3.846	03/08/37(a)	87,767
	(3M U.S. T-Bill MMY+ 2.076%)
418,000	4.244	04/24/38(a)	370,264
	(SOFR + 1.580%)
519,000	3.311	04/22/42(a)	397,873
	(TSFR3M + 1.452%)
210,000	3.946	01/23/49(a)	170,109
Bank of America Corp., GMTN
320,000	3.500	04/19/26	310,753
	(3M U.S. T-Bill MMY + 1.632%)
588,000	3.593	07/21/28(a)	555,519
Bank of America Corp., MTN
215,000	3.875	08/01/25	211,160
253,000	4.450	03/03/26	248,923
423,000	4.250	10/22/26	414,085

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp., MTN – (continued)
$660,000	3.248%	10/21/27	$620,589
248,000	5.875	02/07/42	264,038
334,000	5.000	01/21/44	320,459
	(TSFR3M + 0.902%)
700,000	2.015	02/13/26(a)	676,936
	(SOFR + 1.150%)
1,718,000	1.319	06/19/26(a)	1,627,305
	(SOFR + 1.750%)
300,000	4.827	07/22/26(a)	297,357
	(SOFR + 1.010%)
1,000,000	1.197	10/24/26(a)	932,232
	(3M U.S. T-Bill MMY + 1.322%)
760,000	3.559	04/23/27(a)	728,208
	(TSFR3M + 1.837%)
628,000	3.824	01/20/28(a)	602,722
	(SOFR + 1.050%)
490,000	2.551	02/04/28(a)	453,961
	(SOFR + 2.040%)
900,000	4.948	07/22/28(a)	890,623
	(TSFR3M + 1.332%)
150,000	3.970	03/05/29(a)	142,784
	(SOFR + 1.060%)
680,000	2.087	06/14/29(a)	598,329
	(3M U.S. T-Bill MMY + 1.572%)
1,445,000	4.271	07/23/29(a)	1,392,710
	(3M U.S. T-Bill MMY + 1.472%)
504,000	3.974	02/07/30(a)	475,423
	(TSFR3M + 1.442%)
200,000	3.194	07/23/30(a)	179,659
	(TSFR3M + 1.452%)
281,000	2.884	10/22/30(a)	247,749
	(3M U.S. T-Bill MMY + 1.252%)
525,000	2.496	02/13/31(a)	448,081
	(SOFR + 1.530%)
830,000	1.898	07/23/31(a)	674,332
	(SOFR + 1.370%)
500,000	1.922	10/24/31(a)	401,880
	(SOFR + 1.330%)
622,000	2.972	02/04/33(a)	524,069
	(TSFR3M + 1.582%)
208,000	4.078	04/23/40(a)	177,198
	(SOFR + 1.930%)
704,000	2.676	06/19/41(a)	490,710
	(TSFR3M + 2.252%)
354,000	4.443	01/20/48(a)	305,992
	(TSFR3M + 1.782%)
477,000	4.330	03/15/50(a)	407,095
	(3M U.S. T-Bill MMY + 3.412%)
826,000	4.083	03/20/51(a)	665,295
Bank of America Corp., Series L
210,000	3.950	04/21/25	206,514
823,000	4.183	11/25/27	794,042

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp., Series N
	(SOFR + 1.220%)
$500,000	2.651%	03/11/32(a)	$419,290
Bank of America NA
250,000	5.526	08/18/26	252,174
500,000	6.000	10/15/36	523,090
Bank of New York Mellon Corp. (The), MTN
50,000	2.800	05/04/26	47,733
1,000,000	2.050	01/26/27	921,148
290,000	3.250	05/16/27	275,843
636,000	3.400	01/29/28	601,629
372,000	3.850	04/28/28	359,209
144,000	3.300	08/23/29	132,360
	(3M U.S. T-Bill MMY + 1.331%)
1,087,000	3.442	02/07/28(a)	1,038,311
	(SOFR + 1.845%)
810,000	6.474	10/25/34(a)	879,301
Capital One Financial Corp.
50,000	4.200	10/29/25	48,890
450,000	3.750	03/09/27	430,490
300,000	3.650	05/11/27	286,185
690,000	3.800	01/31/28	653,759
	(SOFR + 1.290%)
550,000	2.636	03/03/26(a)	532,779
	(SOFR + 2.160%)
150,000	4.985	07/24/26(a)	148,734
	(SOFR + 0.855%)
200,000	1.878	11/02/27(a)	181,197
	(SOFR + 2.057%)
250,000	4.927	05/10/28(a)	244,637
	(SOFR + 2.080%)
200,000	5.468	02/01/29(a)	199,291
	(SOFR + 2.640%)
1,000,000	6.312	06/08/29(a)	1,027,119
	(SOFR + 1.337%)
180,000	2.359	07/29/32(a)	136,349
	(SOFR + 2.600%)
1,000,000	5.817	02/01/34(a)	991,935
	(SOFR + 2.860%)
500,000	6.377	06/08/34(a)	514,816
Citigroup, Inc.
500,000	3.875	03/26/25	490,675
200,000	3.700	01/12/26	194,868
530,000	4.450	09/29/27	513,925
567,000	4.125	07/25/28	540,529
484,000	6.625	06/15/32	514,522
500,000	5.875	01/30/42	524,817
486,000	6.675	09/13/43	536,158
396,000	5.300	05/06/44	376,260
100,000	4.650	07/30/45	89,881
500,000	4.750	05/18/46	439,199
500,000	4.650	07/23/48	447,392
	(SOFR + 0.694%)
1,018,000	2.014	01/25/26(a)	984,638
	(SOFR + 2.842%)
640,000	3.106	04/08/26(a)	622,151

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(SOFR + 0.765%)
$1,697,000	1.122%	01/28/27(a)	$1,562,920
	(SOFR + 0.770%)
435,000	1.462	06/09/27(a)	397,492
	(TSFR3M + 1.825%)
100,000	3.887	01/10/28(a)	95,718
	(SOFR + 1.887%)
270,000	4.658	05/24/28(a)	265,769
	(TSFR3M + 1.652%)
1,180,000	3.668	07/24/28(a)	1,122,432
	(TSFR3M + 1.413%)
1,190,000	3.520	10/27/28(a)	1,119,387
	(TSFR3M + 1.600%)
200,000	3.980	03/20/30(a)	188,102
	(SOFR + 1.422%)
800,000	2.976	11/05/30(a)	706,178
	(SOFR + 2.107%)
1,000,000	2.572	06/03/31(a)	843,219
	(SOFR + 1.167%)
800,000	2.561	05/01/32(a)	659,848
	(SOFR + 1.939%)
1,400,000	3.785	03/17/33(a)	1,236,163
	(SOFR + 2.086%)
500,000	4.910	05/24/33(a)	479,880
	(SOFR + 2.338%)
1,000,000	6.270	11/17/33(a)	1,051,078
	(TSFR3M + 1.430%)
300,000	3.878	01/24/39(a)	252,953
	(SOFR + 1.379%)
600,000	2.904	11/03/42(a)	428,388
	(TSFR3M + 2.101%)
300,000	4.281	04/24/48(a)	254,293
Citigroup, Inc., Series VAR
	(SOFR + 1.280%)
1,234,000	3.070	02/24/28(a)	1,159,280
Citizens Bank NA
	(SOFR + 2.000%)
655,000	4.575	08/09/28(a)	621,840
Citizens Financial Group, Inc.
100,000	3.250	04/30/30	86,589
Fifth Third Bancorp
456,000	2.550	05/05/27	420,555
190,000	8.250	03/01/38	224,856
	(SOFRINDX + 2.192%)
300,000	6.361	10/27/28(a)	304,951
	(SOFRINDX + 2.127%)
1,100,000	4.772	07/28/30(a)	1,046,151
Fifth Third Bank NA
560,000	3.850	03/15/26	539,836
JPMorgan Chase & Co.
138,000	3.900	07/15/25	135,624
730,000	3.300	04/01/26	704,215
690,000	3.200	06/15/26	663,785
290,000	4.125	12/15/26	283,221
251,000	4.250	10/01/27	246,385
184,000	3.625	12/01/27	175,050
513,000	6.400	05/15/38	574,343
147,000	5.500	10/15/40	150,550

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
JPMorgan Chase & Co. – (continued)
$226,000	5.600%	07/15/41	$233,398
328,000	5.400	01/06/42	330,687
60,000	5.625	08/16/43	61,307
381,000	4.850	02/01/44	358,467
554,000	4.950	06/01/45	516,312
	(SOFR + 0.915%)
250,000	2.595	02/24/26(a)	243,314
	(3M U.S. T-Bill MMY + 1.585%)
370,000	2.005	03/13/26(a)	356,866
	(SOFR + 1.850%)
840,000	2.083	04/22/26(a)	806,693
	(SOFR + 0.800%)
800,000	1.045	11/19/26(a)	743,894
	(TSFR3M + 1.507%)
500,000	3.960	01/29/27(a)	487,160
	(SOFR + 0.885%)
600,000	1.578	04/22/27(a)	555,795
	(3M U.S. T-Bill MMY + 1.599%)
653,000	3.782	02/01/28(a)	628,336
	(SOFR + 1.170%)
655,000	2.947	02/24/28(a)	614,317
	(SOFR + 1.560%)
950,000	4.323	04/26/28(a)	927,767
	(3M U.S. T-Bill MMY + 1.642%)
1,064,000	3.540	05/01/28(a)	1,011,819
622,000	3.964	11/15/48(a)	501,550
	(SOFR + 1.890%)
1,002,000	2.182	06/01/28(a)	914,586
	(SOFR + 1.990%)
535,000	4.851	07/25/28(a)	530,545
	(TSFR3M + 1.207%)
1,922,000	3.509	01/23/29(a)	1,813,738
	(TSFR3M + 1.382%)
518,000	4.005	04/23/29(a)	493,939
	(SOFR + 1.015%)
450,000	2.069	06/01/29(a)	397,748
	(SOFR + 1.570%)
1,000,000	6.087	10/23/29(a)	1,035,858
	(3M U.S. T-Bill MMY + 1.592%)
450,000	4.452	12/05/29(a)	433,667
	(TSFR3M + 1.422%)
114,000	3.702	05/06/30(a)	106,327
	(SOFR + 1.750%)
230,000	4.565	06/14/30(a)	223,088
	(3M U.S. T-Bill MMY + 1.510%)
692,000	2.739	10/15/30(a)	608,002
	(3M U.S. T-Bill MMY + 3.790%)
400,000	4.493	03/24/31(a)	382,983
	(SOFR + 2.040%)
1,130,000	2.522	04/22/31(a)	961,799

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(TSFR3M + 2.515%)
$358,000	2.956%	05/13/31(a)	$311,464
	(3M U.S. T-Bill MMY + 1.105%)
80,000	1.764	11/19/31(a)	64,222
	(SOFR + 1.065%)
1,052,000	1.953	02/04/32(a)	849,494
	(TSFR3M + 1.250%)
1,104,000	2.580	04/22/32(a)	926,345
	(SOFR + 1.180%)
1,067,000	2.545	11/08/32(a)	879,981
	(SOFR + 1.260%)
600,000	2.963	01/25/33(a)	508,618
	(SOFR + 1.800%)
500,000	4.586	04/26/33(a)	474,544
	(SOFR + 1.845%)
1,000,000	5.350	06/01/34(a)	995,448
	(SOFR + 1.810%)
680,000	6.254	10/23/34(a)	723,988
	(3M U.S. T-Bill MMY + 1.622%)
485,000	3.882	07/24/38(a)	413,263
	(TSFR3M + 2.460%)
110,000	3.109	04/22/41(a)	83,379
	(TSFR3M + 1.510%)
360,000	2.525	11/19/41(a)	247,244
	(SOFR + 1.460%)
100,000	3.157	04/22/42(a)	75,247
	(TSFR3M + 1.842%)
271,000	4.260	02/22/48(a)	230,246
	(TSFR3M + 1.722%)
268,000	4.032	07/24/48(a)	219,161
	(TSFR3M + 1.482%)
290,000	3.897	01/23/49(a)	233,144
	(SOFR + 2.440%)
368,000	3.109	04/22/51(a)	253,854
	(SOFR + 1.580%)
760,000	3.328	04/22/52(a)	541,373
JPMorgan Chase Bank NA
250,000	5.110	12/08/26	249,992
M&T Bank Corp.
	(SOFR + 1.850%)
260,000	5.053	01/27/34(a)	238,927
Manufacturers & Traders Trust Co.
840,000	2.900	02/06/25	817,013
600,000	4.650	01/27/26	583,770
Morgan Stanley
	(SOFR + 1.990%)
3,000,000	2.188	04/28/26(a)	2,889,324
	(SOFR + 1.669%)
200,000	4.679	07/17/26(a)	197,940
	(SOFR + 1.770%)
500,000	6.138	10/16/26(a)	506,294
250,000	3.950	04/23/27	240,670
600,000	3.591	07/22/28(a)	569,125
600,000	6.375	07/24/42	670,270
510,000	4.300	01/27/45	442,002
815,000	4.375	01/22/47	704,596

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(SOFR + 1.610%)
$450,000	4.210%	04/20/28(a)	$433,738
	(SOFR + 1.290%)
2,280,000	2.943	01/21/33(a)	1,919,053
	(SOFR + 1.360%)
755,000	2.484	09/16/36(a)	593,621
	(SOFR + 2.620%)
2,015,000	5.297	04/20/37(a)	1,924,830
	(US 5 Year CMT T-Note + 2.430%)
100,000	5.948	01/19/38(a)	99,563
	(3M USD LIBOR + 1.455%)
645,000	3.971	07/22/38(a)	552,187
	(TSFR3M + 1.693%)
1,340,000	4.457	04/22/39(a)	1,209,190
	(SOFR + 1.485%)
300,000	3.217	04/22/42(a)	227,639
Morgan Stanley, GMTN
200,000	4.000	07/23/25	196,554
1,000,000	3.875	01/27/26	974,212
	(TSFR3M + 1.402%)
460,000	3.772	01/24/29(a)	432,878
	(SOFR + 1.143%)
650,000	2.699	01/22/31(a)	559,856
	(SOFR + 4.840%)
100,000	5.597	03/24/51(a)	104,096
Morgan Stanley, MTN
	(SOFR + 0.940%)
500,000	2.630	02/18/26(a)	486,019
	(SOFR + 1.034%)
2,280,000	1.794	02/13/32(a)	1,809,155
	(SOFR + 1.430%)
1,890,000	2.802	01/25/52(a)	1,218,963
Morgan Stanley Bank NA
880,000	5.479	07/16/25	883,491
250,000	4.754	04/21/26	247,949
250,000	5.882	10/30/26	254,341
Northern Trust Corp.
1,000,000	3.950	10/30/25	980,117
PNC Bank NA
250,000	3.250	06/01/25	243,363
250,000	2.700	10/22/29	216,073
PNC Financial Services Group, Inc. (The)
1,000,000	2.600	07/23/26	940,637
	(SOFR + 1.841%)
1,300,000	5.582	06/12/29(a)	1,310,705
	(SOFRINDX + 2.140%)
250,000	6.037	10/28/33(a)	256,471
	(SOFR + 2.284%)
500,000	6.875	10/20/34(a)	544,956
Santander Holdings USA, Inc.
380,000	3.450	06/02/25	368,783
670,000	3.244	10/05/26	628,273
	(SOFR + 1.249%)
444,000	2.490	01/06/28(a)	402,207
Synchrony Bank
400,000	5.400	08/22/25	395,845

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Synchrony Financial
$392,000	4.500%	07/23/25	$382,335
724,000	3.950	12/01/27	670,996
Truist Financial Corp., MTN
	(SOFR + 2.050%)
570,000	6.047	06/08/27(a)	576,407
	(SOFR + 1.620%)
1,000,000	5.435	01/24/30(a)	987,181
U.S. Bancorp
250,000	1.450	05/12/25	239,468
	(US 5 Year CMT T-Note + 0.950%)
300,000	2.491	11/03/36(a)	231,275
U.S. Bancorp, MTN
286,000	3.100	04/27/26	273,324
755,000	3.900	04/26/28	722,549
387,000	3.000	07/30/29	343,610
300,000	1.375	07/22/30	236,833
	(SOFR + 0.730%)
300,000	2.215	01/27/28(a)	275,305
	(SOFR + 1.660%)
200,000	4.548	07/22/28(a)	195,512
	(SOFR + 1.020%)
950,000	2.677	01/27/33(a)	779,319
U.S. Bancorp, Series V
100,000	2.375	07/22/26	93,822
U.S. Bancorp, Series X
535,000	3.150	04/27/27	503,371
US Bank NA
550,000	2.050	01/21/25	534,356
800,000	2.800	01/27/25	782,217
Wells Fargo & Co.
815,000	3.000	04/22/26	775,858
1,234,000	3.000	10/23/26	1,166,980
550,000	5.375	11/02/43	526,653
1,007,000	3.900	05/01/45	806,058
	(SOFR + 2.000%)
600,000	2.188	04/30/26(a)	575,096
	(SOFR + 2.060%)
1,345,000	6.491	10/23/34(a)	1,435,124
	(SOFR + 2.530%)
1,119,000	3.068	04/30/41(a)	831,104
Wells Fargo & Co., GMTN
450,000	4.300	07/22/27	437,013
404,000	4.900	11/17/45	358,008
Wells Fargo & Co., MTN
660,000	3.000	02/19/25	644,385
272,000	3.550	09/29/25	264,901
250,000	4.100	06/03/26	243,398
293,000	4.400	06/14/46	241,639
400,000	4.750	12/07/46	348,360
	(TSFR3M + 1.012%)
530,000	2.164	02/11/26(a)	513,204
	(SOFR + 1.320%)
150,000	3.908	04/25/26(a)	147,315
	(SOFR + 1.560%)
555,000	4.540	08/15/26(a)	547,854

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(3M U.S. T-Bill MMY + 1.432%)
$320,000	3.196%	06/17/27(a)	$305,128
	(SOFR + 1.510%)
50,000	3.526	03/24/28(a)	47,458
	(3M U.S. T-Bill MMY + 1.572%)
168,000	3.584	05/22/28(a)	159,238
	(SOFR + 2.100%)
955,000	2.393	06/02/28(a)	871,740
900,000	4.897	07/25/33(a)	858,978
	(SOFR + 1.980%)
500,000	4.808	07/25/28(a)	491,533
	(SOFR + 1.740%)
1,825,000	5.574	07/25/29(a)	1,842,317
	(TSFR3M + 1.432%)
976,000	2.879	10/30/30(a)	858,578
	(3M U.S. T-Bill MMY + 1.262%)
900,000	2.572	02/11/31(a)	770,307
	(3M U.S. T-Bill MMY + 4.032%)
200,000	4.478	04/04/31(a)	190,239
	(SOFR + 1.500%)
750,000	3.350	03/02/33(a)	643,204
	(SOFR + 1.990%)
1,215,000	5.557	07/25/34(a)	1,214,688
	(TSFR3M + 4.502%)
1,192,000	5.013	04/04/51(a)	1,112,095
	(SOFR + 2.130%)
830,000	4.611	04/25/53(a)	729,792
Wells Fargo Bank NA
1,310,000	5.550	08/01/25	1,316,720
400,000	6.600	01/15/38	431,033

			150,541,804

Basic Industry – 0.9%
Air Products and Chemicals, Inc.
270,000	2.700	05/15/40	195,698
Celanese U.S. Holdings LLC
300,000	6.350	11/15/28	308,937
500,000	6.700	11/15/33	525,868
CF Industries, Inc.
360,000	5.150	03/15/34	349,423
187,000	4.950	06/01/43	167,131
115,000	5.375	03/15/44	107,990
Dow Chemical Co. (The)
568,000	7.375	11/01/29	629,808
200,000	4.375	11/15/42	168,473
390,000	5.550	11/30/48	379,313
200,000	3.600	11/15/50	145,987
DuPont de Nemours, Inc.
500,000	4.493	11/15/25	494,510
400,000	5.319	11/15/38	397,096
LYB International Finance BV
693,000	4.875	03/15/44	612,892
LYB International Finance III LLC
240,000	4.200	10/15/49	186,807
263,000	4.200	05/01/50	203,306

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – (continued)
LYB International Finance III LLC – (continued)
$200,000	3.625%	04/01/51	$141,965
LyondellBasell Industries NV
200,000	4.625	02/26/55	165,737
Sherwin-Williams Co. (The)
288,000	3.450	06/01/27	274,186
1,000,000	2.950	08/15/29	898,119
300,000	4.500	06/01/47	259,152

			6,612,398

Broadcasting – 0.2%
Discovery Communications LLC
310,000	5.200	09/20/47	251,939
780,000	5.300	05/15/49	639,693
500,000	4.000	09/15/55	331,054

			1,222,686

Brokerage – 0.6%
BlackRock, Inc.
580,000	3.250	04/30/29	543,101
300,000	2.400	04/30/30	261,774
200,000	1.900	01/28/31	165,411
150,000	2.100	02/25/32	122,335
CME Group, Inc.
350,000	2.650	03/15/32	300,531
100,000	5.300	09/15/43	101,439
Intercontinental Exchange, Inc.
330,000	2.100	06/15/30	277,108
290,000	1.850	09/15/32	224,073
360,000	4.600	03/15/33	344,415
510,000	3.000	06/15/50	343,152
392,000	4.950	06/15/52	368,755
416,000	3.000	09/15/60	260,965
450,000	5.200	06/15/62	433,166
Jefferies Financial Group, Inc.
200,000	5.875	07/21/28	204,006
125,000	4.150	01/23/30	116,420
244,000	2.625	10/15/31	200,051
Nasdaq, Inc.
100,000	5.950	08/15/53	103,212

			4,369,914

Capital Goods – 1.8%
Carrier Global Corp.
40,000	2.493	02/15/27	37,166
505,000	2.722	02/15/30	443,056
107,000	2.700	02/15/31	91,326
378,000	3.377	04/05/40	292,841
350,000	3.577	04/05/50	257,892
Caterpillar, Inc.
40,000	2.600	04/09/30	35,583
80,000	5.200	05/27/41	80,628
388,000	3.803	08/15/42	324,623
246,000	3.250	09/19/49	181,073
Cummins, Inc.
1,000,000	5.150	02/20/34	997,790
Deere & Co.
266,000	3.900	06/09/42	227,905
190,000	3.750	04/15/50	155,830

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Eaton Corp.
$581,000	4.150%	03/15/33	$546,634
General Electric Co., MTN
135,000	6.750	03/15/32	149,761
Honeywell International, Inc.
1,000,000	1.350	06/01/25	956,740
263,000	2.500	11/01/26	248,003
80,000	2.700	08/15/29	72,082
290,000	1.750	09/01/31	232,986
300,000	5.000	02/15/33	300,690
Illinois Tool Works, Inc.
121,000	2.650	11/15/26	114,835
290,000	3.900	09/01/42	246,563
John Deere Capital Corp., MTN
1,100,000	3.400	06/06/25	1,077,393
100,000	4.700	06/10/30	99,173
John Deere Capital Corp., Series I
540,000	5.150	09/08/33	550,333
Otis Worldwide Corp.
624,000	2.565	02/15/30	545,392
Parker-Hannifin Corp.
660,000	3.250	06/14/29	606,259
200,000	4.500	09/15/29	195,904
Republic Services, Inc.
390,000	3.950	05/15/28	374,790
1,000,000	4.875	04/01/29	998,304
500,000	5.000	04/01/34	492,893
Waste Management, Inc.
1,000,000	4.875	02/15/29	1,001,857
1,000,000	4.625	02/15/30	984,377
336,000	1.500	03/15/31	266,920
Westinghouse Air Brake Technologies Corp.
316,000	3.450	11/15/26	300,842
306,000	4.700	09/15/28	299,114

			13,787,558

Communications – 4.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital
798,000	4.908	07/23/25	787,268
261,000	3.750	02/15/28	240,786
414,000	4.200	03/15/28	389,141
214,000	2.250	01/15/29	181,034
128,000	5.050	03/30/29	122,623
343,000	2.800	04/01/31	276,879
200,000	2.300	02/01/32	152,194
425,000	6.384	10/23/35	410,826
308,000	5.375	04/01/38	263,964
300,000	3.500	06/01/41	199,301
572,000	6.484	10/23/45	523,599
421,000	5.375	05/01/47	332,082
432,000	5.750	04/01/48	359,552
430,000	5.125	07/01/49	325,474
450,000	4.800	03/01/50	326,084
694,000	3.700	04/01/51	421,132
350,000	3.900	06/01/52	220,519
100,000	5.250	04/01/53	77,555
354,000	3.850	04/01/61	205,447
254,000	4.400	12/01/61	163,000

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital – (continued)
$282,000	3.950%	06/30/62	$167,088
600,000	5.500	04/01/63	463,183
Comcast Corp.
1,000,000	3.375	08/15/25	976,883
400,000	3.150	02/15/28	375,129
400,000	3.550	05/01/28	379,698
400,000	4.150	10/15/28	388,306
700,000	4.550	01/15/29	689,098
150,000	2.650	02/01/30	132,096
400,000	3.400	04/01/30	365,982
300,000	4.250	10/15/30	286,811
500,000	5.500	11/15/32	514,241
600,000	4.250	01/15/33	562,899
500,000	4.650	02/15/33	486,522
300,000	7.050	03/15/33	337,131
250,000	4.800	05/15/33	244,631
150,000	4.200	08/15/34	138,185
320,000	5.650	06/15/35	328,760
400,000	4.400	08/15/35	371,099
540,000	3.900	03/01/38	462,684
400,000	3.969	11/01/47	316,548
100,000	4.000	03/01/48	79,821
400,000	4.700	10/15/48	361,233
400,000	3.999	11/01/49	317,684
400,000	3.450	02/01/50	287,140
400,000	2.800	01/15/51	251,620
800,000	2.887	11/01/51	509,790
400,000	2.450	08/15/52	230,391
210,000	5.350	05/15/53	204,289
750,000	2.937	11/01/56	464,945
336,000	4.950	10/15/58	309,181
472,000	2.650	08/15/62	263,806
400,000	2.987	11/01/63	240,262
Meta Platforms, Inc.
50,000	4.800	05/15/30	50,038
Netflix, Inc.
400,000	5.875	02/15/25	402,500
325,000	4.375	11/15/26	321,344
600,000	4.875	04/15/28	601,500
690,000	5.875	11/15/28	716,565
227,000	6.375	05/15/29	241,471
Omnicom Group Inc / Omnicom Capital, Inc.
770,000	3.600	04/15/26	746,273
Omnicom Group, Inc.
113,000	2.600	08/01/31	94,807
Paramount Global
800,000	4.375	03/15/43	536,063
1,000,000	5.850	09/01/43	810,279
Time Warner Cable Enterprises LLC
216,000	8.375	07/15/33	239,883
Time Warner Cable LLC
170,000	6.550	05/01/37	159,707
304,000	7.300	07/01/38	303,132
322,000	6.750	06/15/39	303,680
180,000	5.875	11/15/40	155,105
431,000	5.500	09/01/41	354,975

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
TWDC Enterprises 18 Corp., GMTN
$290,000	4.125%	06/01/44	$247,958
TWDC Enterprises 18 Corp., MTN
245,000	1.850	07/30/26	227,528
102,000	2.950	06/15/27	96,484
Walt Disney Co. (The)
140,000	3.350	03/24/25	137,221
557,000	2.200	01/13/28	508,298
110,000	2.000	09/01/29	94,865
422,000	3.800	03/22/30	398,301
960,000	2.650	01/13/31	834,985
75,000	6.400	12/15/35	83,147
400,000	6.650	11/15/37	451,875
250,000	4.625	03/23/40	234,347
940,000	2.750	09/01/49	608,110
270,000	4.700	03/23/50	246,889
200,000	3.600	01/13/51	151,841
383,000	3.800	05/13/60	291,618
Warnermedia Holdings, Inc.
1,200,000	3.755	03/15/27	1,137,948
500,000	4.054	03/15/29	463,576
1,300,000	5.050	03/15/42	1,090,237
700,000	5.141	03/15/52	567,766
440,000	5.391	03/15/62	353,276

			31,749,188

Consumer Cyclical – 7.7%
Amazon.com, Inc.
391,000	0.800	06/03/25	371,386
103,000	5.200	12/03/25	103,263
200,000	1.200	06/03/27	178,958
780,000	3.150	08/22/27	741,266
473,000	1.500	06/03/30	391,542
600,000	3.600	04/13/32	554,042
420,000	4.800	12/05/34	419,661
715,000	3.875	08/22/37	637,771
400,000	2.875	05/12/41	301,270
256,000	4.950	12/05/44	252,623
659,000	4.050	08/22/47	565,815
400,000	2.500	06/03/50	252,456
1,278,000	3.100	05/12/51	902,853
482,000	4.250	08/22/57	416,025
400,000	2.700	06/03/60	247,330
500,000	3.250	05/12/61	347,512
420,000	4.100	04/13/62	349,309
American Honda Finance Corp.
1,000,000	5.000	05/23/25	997,192
American Honda Finance Corp., MTN
40,000	1.200	07/08/25	37,927
Booking Holdings, Inc.
100,000	3.600	06/01/26	96,955
136,000	4.625	04/13/30	133,571
Costco Wholesale Corp.
232,000	3.000	05/18/27	220,881
555,000	1.375	06/20/27	499,323
100,000	1.600	04/20/30	83,326
876,000	1.750	04/20/32	700,534
Dollar Tree, Inc.
214,000	4.200	05/15/28	206,323

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
eBay, Inc.
$250,000	1.900%	03/11/25	$241,169
490,000	4.000	07/15/42	388,572
Expedia Group, Inc.
300,000	3.250	02/15/30	267,670
Ford Motor Co.
1,000,000	3.250	02/12/32	822,415
550,000	5.291	12/08/46	475,836
Ford Motor Credit Co. LLC
500,000	4.134	08/04/25	487,318
500,000	4.542	08/01/26	485,294
1,455,000	5.800	03/05/27	1,448,025
500,000	2.900	02/16/28	449,684
1,500,000	6.798	11/07/28	1,557,953
300,000	2.900	02/10/29	262,346
500,000	5.113	05/03/29	480,015
500,000	7.350	03/06/30	528,149
1,000,000	7.122	11/07/33	1,069,101
General Motors Co.
500,000	6.125	10/01/25	504,380
605,000	5.000	10/01/28	602,016
452,000	5.600	10/15/32	449,832
900,000	6.600	04/01/36	946,395
273,000	5.150	04/01/38	254,348
368,000	6.750	04/01/46	390,197
200,000	5.400	04/01/48	178,730
190,000	5.950	04/01/49	182,269
General Motors Financial Co., Inc.
300,000	5.250	03/01/26	298,869
400,000	2.350	02/26/27	367,336
100,000	5.000	04/09/27	99,003
600,000	2.700	08/20/27	551,379
300,000	6.000	01/09/28	306,190
500,000	5.850	04/06/30	508,216
1,040,000	2.350	01/08/31	850,202
250,000	2.700	06/10/31	206,648
Global Payments, Inc.
1,000,000	2.900	05/15/30	861,701
510,000	2.900	11/15/31	426,087
Home Depot, Inc. (The)
220,000	3.350	09/15/25	214,562
205,000	4.000	09/15/25	201,776
318,000	3.000	04/01/26	306,484
244,000	3.900	12/06/28	235,934
390,000	2.950	06/15/29	355,952
400,000	1.375	03/15/31	316,928
400,000	1.875	09/15/31	324,141
680,000	5.875	12/16/36	726,058
460,000	3.300	04/15/40	360,838
500,000	4.200	04/01/43	431,647
150,000	4.875	02/15/44	141,069
130,000	4.400	03/15/45	114,071
300,000	4.250	04/01/46	257,002
300,000	4.500	12/06/48	265,284
300,000	3.125	12/15/49	210,019
300,000	3.350	04/15/50	217,458
406,000	2.375	03/15/51	238,997
1,000,000	4.950	09/15/52	951,389

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$300,000	3.500%	09/15/56	$221,293
Las Vegas Sands Corp.
190,000	3.500	08/18/26	178,976
320,000	3.900	08/08/29	290,586
Lowe’s Cos., Inc.
500,000	4.800	04/01/26	496,873
190,000	3.100	05/03/27	179,728
200,000	1.300	04/15/28	173,420
390,000	1.700	09/15/28	338,664
280,000	1.700	10/15/30	227,266
250,000	3.750	04/01/32	226,621
1,690,000	5.150	07/01/33	1,680,195
1,000,000	3.000	10/15/50	645,262
850,000	4.250	04/01/52	683,929
700,000	5.625	04/15/53	694,451
Marriott International, Inc., Series FF
236,000	4.625	06/15/30	228,221
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	262,077
Marriott International, Inc., Series R
170,000	3.125	06/15/26	162,214
Mastercard, Inc.
90,000	2.000	03/03/25	87,127
143,000	2.950	11/21/26	136,522
144,000	3.300	03/26/27	138,744
1,000,000	4.875	03/09/28	1,014,964
132,000	2.950	06/01/29	121,308
368,000	3.350	03/26/30	340,325
250,000	2.000	11/18/31	205,939
162,000	3.650	06/01/49	129,609
400,000	3.850	03/26/50	330,754
McDonald’s Corp.
1,000,000	5.450	08/14/53	999,541
McDonald’s Corp., MTN
230,000	3.700	01/30/26	224,713
304,000	3.500	03/01/27	292,511
350,000	3.800	04/01/28	336,176
100,000	2.625	09/01/29	89,398
282,000	2.125	03/01/30	241,362
150,000	3.600	07/01/30	139,219
321,000	4.700	12/09/35	308,474
360,000	6.300	10/15/37	392,648
100,000	6.300	03/01/38	109,115
150,000	4.875	12/09/45	138,145
300,000	4.450	03/01/47	258,031
296,000	4.450	09/01/48	255,815
372,000	4.200	04/01/50	306,773
NIKE, Inc.
80,000	2.400	03/27/25	77,738
115,000	2.375	11/01/26	108,088
190,000	2.750	03/27/27	179,196
204,000	2.850	03/27/30	183,520
250,000	3.250	03/27/40	198,625
390,000	3.875	11/01/45	324,129
340,000	3.375	03/27/50	258,367
Starbucks Corp.
2,012,000	3.800	08/15/25	1,970,980

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Starbucks Corp. – (continued)
$100,000	4.000%	11/15/28	$96,474
300,000	3.000	02/14/32	259,699
250,000	4.500	11/15/48	216,462
102,000	4.450	08/15/49	87,439
710,000	3.500	11/15/50	521,652
Target Corp.
184,000	2.250	04/15/25	178,268
250,000	4.800	01/15/53	231,577
Toyota Motor Credit Corp., MTN
20,000	1.800	02/13/25	19,353
125,000	3.000	04/01/25	122,142
600,000	0.800	10/16/25	561,088
1,428,000	1.900	01/13/27	1,316,661
200,000	3.050	03/22/27	190,222
100,000	4.450	06/29/29	98,359
475,000	2.150	02/13/30	408,142
427,000	3.375	04/01/30	393,020
Visa, Inc.
123,000	3.150	12/14/25	119,259
100,000	1.900	04/15/27	92,241
267,000	2.750	09/15/27	250,168
174,000	2.050	04/15/30	149,315
288,000	1.100	02/15/31	227,271
920,000	4.150	12/14/35	862,302
100,000	2.700	04/15/40	74,099
729,000	4.300	12/14/45	653,798
100,000	3.650	09/15/47	80,000
200,000	2.000	08/15/50	116,448
Walmart, Inc.
190,000	3.550	06/26/25	186,690
100,000	3.050	07/08/26	96,273
166,000	3.700	06/26/28	160,776
252,000	1.500	09/22/28	221,207
220,000	1.800	09/22/31	180,586
455,000	5.250	09/01/35	472,652
330,000	6.500	08/15/37	378,780
165,000	4.050	06/29/48	142,568
400,000	2.650	09/22/51	260,786
940,000	4.500	09/09/52	854,940

			59,694,417

Consumer Noncyclical – 7.4%
Abbott Laboratories
263,000	2.950	03/15/25	257,162
568,000	3.750	11/30/26	553,813
538,000	4.750	11/30/36	527,368
540,000	4.900	11/30/46	524,021
AbbVie, Inc.
1,452,000	3.800	03/15/25	1,428,937
291,000	3.200	05/14/26	280,378
250,000	4.250	11/14/28	244,654
625,000	3.200	11/21/29	573,475
425,000	4.550	03/15/35	409,046
290,000	4.500	05/14/35	277,525
806,000	4.050	11/21/39	713,914
300,000	4.850	06/15/44	286,177
379,000	4.750	03/15/45	352,536
500,000	4.700	05/14/45	463,682

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$304,000	4.450%	05/14/46	$270,138
320,000	4.875	11/14/48	303,395
950,000	4.250	11/21/49	822,166
Altria Group, Inc.
800,000	2.350	05/06/25	772,624
780,000	4.800	02/14/29	766,993
370,000	2.450	02/04/32	296,652
100,000	5.800	02/14/39	99,673
270,000	3.400	02/04/41	194,276
220,000	4.250	08/09/42	175,401
310,000	5.375	01/31/44	301,431
148,000	3.875	09/16/46	108,083
690,000	5.950	02/14/49	685,673
670,000	3.700	02/04/51	463,061
150,000	4.000	02/04/61	106,893
Amgen, Inc.
300,000	3.125	05/01/25	292,249
500,000	2.200	02/21/27	461,832
800,000	3.200	11/02/27	752,314
800,000	5.150	03/02/28	801,652
600,000	1.650	08/15/28	522,576
150,000	3.000	02/22/29	137,892
100,000	2.450	02/21/30	86,842
500,000	2.000	01/15/32	400,144
460,000	4.200	03/01/33	426,603
300,000	3.150	02/21/40	225,388
610,000	4.563	06/15/48	526,560
712,000	3.375	02/21/50	512,617
900,000	4.663	06/15/51	789,768
1,000,000	4.875	03/01/53	905,155
334,000	2.770	09/01/53	204,595
1,220,000	4.400	02/22/62	982,669
360,000	5.750	03/02/63	363,049
Baxter International, Inc.
300,000	1.915	02/01/27	273,250
100,000	3.132	12/01/51	65,283
Becton Dickinson & Co.
200,000	3.700	06/06/27	192,005
200,000	4.693	02/13/28	197,075
820,000	4.669	06/06/47	730,236
Bristol-Myers Squibb Co.
1,922,000	0.750	11/13/25	1,790,781
1,000,000	4.950	02/20/26	999,696
750,000	3.200	06/15/26	721,861
400,000	3.900	02/20/28	387,700
1,000,000	5.900	11/15/33	1,061,980
430,000	4.550	02/20/48	382,277
714,000	4.250	10/26/49	604,366
600,000	2.550	11/13/50	366,101
750,000	3.700	03/15/52	571,028
140,000	3.900	03/15/62	105,351
Centene Corp.
1,183,000	4.250	12/15/27	1,132,723
400,000	2.450	07/15/28	353,500
844,000	4.625	12/15/29	802,433
471,000	3.000	10/15/30	403,882
708,000	2.500	03/01/31	582,335

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Centene Corp. – (continued)
$567,000	2.625%	08/01/31	$466,358
Elevance Health, Inc.
304,000	6.100	10/15/52	328,973
Eli Lilly & Co.
540,000	4.700	02/09/34	535,358
190,000	3.950	03/15/49	160,266
300,000	2.250	05/15/50	183,454
292,000	2.500	09/15/60	169,880
Equifax, Inc.
180,000	2.350	09/15/31	146,995
Gilead Sciences, Inc.
500,000	2.950	03/01/27	472,668
1,000,000	5.250	10/15/33	1,012,569
476,000	4.000	09/01/36	424,039
200,000	5.650	12/01/41	203,712
500,000	4.800	04/01/44	464,166
300,000	4.750	03/01/46	275,018
528,000	4.150	03/01/47	439,990
500,000	2.800	10/01/50	325,377
Johnson & Johnson
1,490,000	0.550	09/01/25	1,397,621
230,000	2.450	03/01/26	220,151
300,000	1.300	09/01/30	245,669
600,000	3.700	03/01/46	495,144
1,000,000	3.750	03/03/47	827,003
Kenvue, Inc.
150,000	5.200	03/22/63	146,046
Kroger Co. (The)
500,000	3.950	01/15/50	392,216
Medtronic Global Holdings SCA
1,000,000	4.500	03/30/33	964,814
Medtronic, Inc.
580,000	4.375	03/15/35	548,521
385,000	4.625	03/15/45	358,985
Merck & Co., Inc.
750,000	0.750	02/24/26	693,598
1,000,000	4.500	05/17/33	975,261
500,000	2.750	12/10/51	320,702
100,000	5.000	05/17/53	97,501
100,000	2.900	12/10/61	62,179
600,000	5.150	05/17/63	590,448
Mylan, Inc.
195,000	4.550	04/15/28	187,929
254,000	5.200	04/15/48	209,848
Philip Morris International, Inc.
1,000,000	3.375	08/11/25	974,318
740,000	5.000	11/17/25	737,574
200,000	0.875	05/01/26	182,640
1,000,000	4.750	02/12/27	990,310
400,000	5.125	11/17/27	400,676
800,000	5.625	09/07/33	807,861
250,000	4.250	11/10/44	206,411
Regeneron Pharmaceuticals, Inc.
346,000	2.800	09/15/50	216,985
Shire Acquisitions Investments Ireland DAC
1,500,000	3.200	09/23/26	1,428,594

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Stryker Corp.
$640,000	4.625%	03/15/46	$587,356
Thermo Fisher Scientific, Inc.
1,000,000	5.086	08/10/33	1,008,354
470,000	2.800	10/15/41	340,673
Utah Acquisition Sub, Inc.
455,000	3.950	06/15/26	439,797
200,000	5.250	06/15/46	163,685
Viatris, Inc.
1,000,000	2.700	06/22/30	841,802
423,000	4.000	06/22/50	289,456
Walgreens Boots Alliance, Inc.
450,000	3.450	06/01/26	428,049
106,000	4.800	11/18/44	88,335
50,000	4.100	04/15/50	36,545
Zoetis, Inc.
158,000	3.000	09/12/27	147,995
410,000	4.700	02/01/43	376,330

			57,411,120

Consumer Products – 0.4%
Haleon US Capital LLC
300,000	3.625	03/24/32	270,235
400,000	4.000	03/24/52	320,909
Kenvue, Inc.
300,000	5.050	03/22/28	301,743
500,000	5.100	03/22/43	487,990
Procter & Gamble Co. (The)
180,000	0.550	10/29/25	167,815
200,000	2.450	11/03/26	189,094
214,000	1.900	02/01/27	198,761
350,000	2.850	08/11/27	330,679
512,000	3.000	03/25/30	468,771
350,000	1.200	10/29/30	281,744
300,000	1.950	04/23/31	252,701
110,000	2.300	02/01/32	93,687

			3,364,129

Electric – 3.2%
Berkshire Hathaway Energy Co.
100,000	5.150	11/15/43	95,743
200,000	4.450	01/15/49	169,163
500,000	4.250	10/15/50	399,417
Consolidated Edison Co. of New York, Inc.
600,000	5.900	11/15/53	631,579
250,000	4.625	12/01/54	214,889
134,000	3.600	06/15/61	96,692
Consolidated Edison Co. of New York, Inc., Series 20B
400,000	3.950	04/01/50	321,794
Constellation Energy Generation LLC
100,000	5.600	03/01/28	101,506
100,000	6.500	10/01/53	110,277
Dominion Energy, Inc.
500,000	5.375	11/15/32	497,337
Duke Energy Carolinas LLC
1,000,000	4.950	01/15/33	988,083
345,000	3.200	08/15/49	239,975
Duke Energy Corp.
390,000	2.650	09/01/26	367,622

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Duke Energy Corp. – (continued)
$480,000	2.450%	06/01/30	$415,950
504,000	3.750	09/01/46	374,658
350,000	3.500	06/15/51	244,683
316,000	5.000	08/15/52	282,715
100,000	6.100	09/15/53	104,044
Duke Energy Florida LLC
300,000	6.400	06/15/38	324,282
Emerson Electric Co.
270,000	2.200	12/21/31	224,140
Entergy Louisiana LLC
1,230,000	4.000	03/15/33	1,120,799
242,000	4.200	09/01/48	197,926
Eversource Energy
200,000	5.450	03/01/28	201,656
50,000	5.125	05/15/33	48,358
Exelon Corp.
1,500,000	5.150	03/15/28	1,495,982
230,000	4.700	04/15/50	199,798
Georgia Power Co.
1,000,000	4.950	05/17/33	981,438
100,000	5.125	05/15/52	95,259
Georgia Power Co., Series A
756,000	3.250	03/15/51	524,092
NextEra Energy Capital Holdings, Inc.
200,000	4.450	06/20/25	197,604
550,000	3.550	05/01/27	524,267
400,000	4.625	07/15/27	393,978
260,000	4.900	02/28/28	258,486
200,000	5.250	03/15/34	196,256
NiSource, Inc.
250,000	3.950	03/30/48	193,959
Pacific Gas and Electric Co.
1,000,000	6.100	01/15/29	1,025,111
100,000	4.550	07/01/30	94,247
300,000	2.500	02/01/31	246,218
875,000	3.250	06/01/31	751,114
300,000	3.300	08/01/40	217,074
100,000	3.950	12/01/47	72,789
600,000	4.950	07/01/50	513,136
100,000	3.500	08/01/50	67,322
1,100,000	6.750	01/15/53	1,185,243
495,000	6.700	04/01/53	533,889
PacifiCorp
500,000	5.450	02/15/34	494,798
260,000	2.900	06/15/52	159,383
500,000	5.350	12/01/53	465,654
940,000	5.500	05/15/54	885,219
Sempra
538,000	3.250	06/15/27	506,037
250,000	3.400	02/01/28	234,796
450,000	6.000	10/15/39	454,751
240,000	4.000	02/01/48	188,404
	(US 5 Year CMT T-Note + 2.868%)
205,000	4.125	04/01/52(a)	189,113
Southern California Edison Co.
250,000	4.650	10/01/43	219,400

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Southern California Edison Co. – (continued)
$487,000	4.000%	04/01/47	$380,842
318,000	3.650	02/01/50	233,658
Southern California Edison Co., Series 20A
220,000	2.950	02/01/51	142,178
Southern California Edison Co., Series C
200,000	4.125	03/01/48	161,351
Southern Co. (The)
1,056,000	3.250	07/01/26	1,009,993
430,000	4.400	07/01/46	363,618
Southern Co. (The), Series B
	(US 5 Year CMT T-Note + 3.733%)
300,000	4.000	01/15/51(a)	289,157
Virginia Electric and Power Co.
100,000	5.000	04/01/33	98,093
444,000	2.450	12/15/50	258,349
Virginia Electric and Power Co., Series A
600,000	3.500	03/15/27	573,520
Xcel Energy, Inc.
100,000	5.450	08/15/33	99,244

			24,948,108

Electrical – 0.0%
Emerson Electric Co.
180,000	2.800	12/21/51	116,158

Energy – 6.3%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	48,640
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
394,000	3.337	12/15/27	371,333
300,000	4.080	12/15/47	242,080
BP Capital Markets America, Inc.
129,000	3.119	05/04/26	124,024
1,772,000	3.017	01/16/27	1,686,259
595,000	3.937	09/21/28	571,651
250,000	4.234	11/06/28	243,176
197,000	1.749	08/10/30	162,680
700,000	2.721	01/12/32	594,094
190,000	3.000	02/24/50	127,616
548,000	2.772	11/10/50	348,670
578,000	2.939	06/04/51	378,095
200,000	3.001	03/17/52	132,312
Cheniere Corpus Christi Holdings LLC
217,000	5.875	03/31/25	217,206
1,136,000	5.125	06/30/27	1,130,320
Cheniere Energy Partners LP
400,000	4.500	10/01/29	376,200
600,000	4.000	03/01/31	537,570
500,000	3.250	01/31/32	418,750
Cheniere Energy, Inc.
448,000	4.625	10/15/28	430,842
ConocoPhillips Co.
370,000	5.550	03/15/54	377,323
Diamondback Energy, Inc.
1,000,000	3.500	12/01/29	918,374
Energy Transfer LP
208,000	4.050	03/15/25	204,834
668,000	2.900	05/15/25	647,299

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Energy Transfer LP – (continued)
$200,000	4.750%	01/15/26	$197,791
200,000	5.500	06/01/27	201,062
100,000	4.000	10/01/27	95,757
230,000	4.950	06/15/28	226,911
551,000	5.250	04/15/29	549,924
540,000	3.750	05/15/30	493,178
310,000	6.400	12/01/30	325,855
400,000	6.500	02/01/42	418,932
201,000	5.300	04/15/47	180,033
283,000	5.400	10/01/47	256,926
277,000	6.000	06/15/48	271,946
431,000	6.250	04/15/49	440,162
480,000	5.000	05/15/50	416,503
400,000	5.950	05/15/54	391,472
Enterprise Products Operating LLC
367,000	3.750	02/15/25	361,345
326,000	3.125	07/31/29	298,383
150,000	2.800	01/31/30	133,201
300,000	5.350	01/31/33	304,447
150,000	5.950	02/01/41	156,901
207,000	4.850	08/15/42	191,405
220,000	4.450	02/15/43	194,022
268,000	4.850	03/15/44	246,554
176,000	5.100	02/15/45	166,651
220,000	4.900	05/15/46	202,730
414,000	4.800	02/01/49	376,180
368,000	4.200	01/31/50	304,847
753,000	3.950	01/31/60	573,239
Enterprise Products Operating LLC, Series E
	(TSFR3M + 3.295%)
149,000	5.250	08/16/77(a)	141,777
EOG Resources, Inc.
233,000	4.150	01/15/26	229,090
186,000	4.375	04/15/30	180,469
236,000	4.950	04/15/50	221,549
Exxon Mobil Corp.
326,000	2.992	03/19/25	318,782
262,000	3.043	03/01/26	253,099
130,000	2.275	08/16/26	122,542
100,000	3.294	03/19/27	96,335
476,000	3.482	03/19/30	444,071
300,000	2.610	10/15/30	263,306
560,000	4.227	03/19/40	503,187
430,000	3.567	03/06/45	339,543
600,000	4.114	03/01/46	511,244
408,000	3.095	08/16/49	286,269
628,000	4.327	03/19/50	547,001
460,000	3.452	04/15/51	342,965
Halliburton Co.
112,000	2.920	03/01/30	99,518
493,000	4.850	11/15/35	476,572
540,000	6.700	09/15/38	607,369
300,000	7.450	09/15/39	360,854
200,000	5.000	11/15/45	185,715
Hess Corp.
248,000	4.300	04/01/27	241,925
148,000	6.000	01/15/40	154,630

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Hess Corp. – (continued)
$323,000	5.600%	02/15/41	$326,243
Kinder Morgan Energy Partners LP
188,000	5.500	03/01/44	174,775
Kinder Morgan, Inc.
340,000	4.300	06/01/25	335,300
420,000	2.000	02/15/31	341,328
396,000	5.550	06/01/45	374,402
142,000	5.050	02/15/46	123,963
500,000	5.200	03/01/48	445,478
200,000	3.600	02/15/51	138,019
100,000	5.450	08/01/52	92,571
Kinder Morgan, Inc., GMTN
1,000,000	7.750	01/15/32	1,130,591
Marathon Petroleum Corp.
420,000	4.700	05/01/25	416,265
200,000	4.750	09/15/44	175,681
MPLX LP
1,000,000	1.750	03/01/26	933,048
136,000	4.125	03/01/27	132,042
100,000	4.800	02/15/29	98,247
314,000	2.650	08/15/30	267,547
350,000	4.500	04/15/38	305,757
310,000	5.200	03/01/47	279,901
180,000	5.500	02/15/49	169,412
600,000	4.950	03/14/52	516,999
Occidental Petroleum Corp.
350,000	6.625	09/01/30	369,075
165,000	6.125	01/01/31	169,702
230,000	7.500	05/01/31	254,361
854,000	6.450	09/15/36	902,037
350,000	6.600	03/15/46	372,091
ONEOK, Inc.
500,000	5.550	11/01/26	503,788
200,000	4.550	07/15/28	195,389
378,000	3.100	03/15/30	335,318
680,000	6.100	11/15/32	705,011
200,000	5.200	07/15/48	181,447
1,000,000	6.625	09/01/53	1,083,858
Phillips 66
100,000	3.900	03/15/28	96,261
390,000	4.650	11/15/34	368,595
250,000	5.875	05/01/42	259,181
450,000	4.875	11/15/44	413,578
Pioneer Natural Resources Co.
270,000	1.125	01/15/26	251,231
Plains All American Pipeline LP / PAA Finance Corp.
766,000	4.650	10/15/25	756,191
240,000	4.500	12/15/26	235,661
339,000	3.550	12/15/29	307,541
Sabine Pass Liquefaction LLC
1,176,000	5.875	06/30/26	1,185,555
430,000	5.000	03/15/27	427,850
498,000	4.200	03/15/28	480,296
Targa Resources Corp.
200,000	4.950	04/15/52	171,595

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
$500,000	5.500%	03/01/30	$496,875
1,000,000	4.875	02/01/31	952,500
1,100,000	4.000	01/15/32	981,750
Transcontinental Gas Pipe Line Co. LLC
644,000	7.850	02/01/26	671,851
Valero Energy Corp.
560,000	6.625	06/15/37	601,290
100,000	3.650	12/01/51	70,657
Western Midstream Operating LP
1,000,000	4.050	02/01/30	926,875
270,000	5.250	02/01/50	239,625
Williams Cos., Inc. (The)
280,000	4.000	09/15/25	275,100
318,000	3.750	06/15/27	306,063
384,000	3.500	11/15/30	347,427
250,000	2.600	03/15/31	210,769
642,000	6.300	04/15/40	667,973
200,000	5.100	09/15/45	183,527
240,000	4.850	03/01/48	211,544

			49,140,524

Financial Company – 0.9%
Air Lease Corp.
80,000	1.875	08/15/26	73,489
100,000	2.200	01/15/27	91,650
362,000	3.125	12/01/30	312,400
Air Lease Corp., MTN
1,000,000	2.875	01/15/26	953,186
300,000	2.875	01/15/32	249,319
Ally Financial, Inc.
400,000	5.750	11/20/25	397,954
139,000	7.100	11/15/27	145,020
469,000	8.000	11/01/31	515,663
	(SOFR + 2.820%)
100,000	6.848	01/03/30(a)	101,930
Ares Capital Corp.
250,000	3.250	07/15/25	239,871
429,000	2.150	07/15/26	390,463
300,000	2.875	06/15/28	263,159
Blackstone Private Credit Fund
1,000,000	7.050	09/29/25	1,012,641
349,000	2.625	12/15/26	315,345
630,000	3.250	03/15/27	576,677
GE Capital International Funding Co Unlimited Co.
1,772,000	4.418	11/15/35	1,658,422

			7,297,189

Food and Beverage – 2.0%
Coca-Cola Co. (The)
700,000	3.375	03/25/27	675,257
250,000	1.450	06/01/27	226,357
250,000	1.500	03/05/28	222,245
240,000	1.000	03/15/28	209,478
102,000	2.125	09/06/29	89,794
656,000	3.450	03/25/30	613,419
193,000	1.650	06/01/30	161,713
255,000	2.000	03/05/31	212,645

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$240,000	1.375%	03/15/31	$192,026
210,000	2.500	06/01/40	150,205
110,000	2.875	05/05/41	82,494
430,000	2.600	06/01/50	278,309
200,000	3.000	03/05/51	140,924
250,000	2.500	03/15/51	156,910
220,000	2.750	06/01/60	140,813
Conagra Brands, Inc.
200,000	5.300	11/01/38	189,324
Constellation Brands, Inc.
298,000	3.150	08/01/29	270,944
J M Smucker Co. (The)
500,000	6.500	11/15/53	543,414
Keurig Dr Pepper, Inc.
299,000	3.200	05/01/30	269,724
100,000	3.800	05/01/50	76,407
412,000	4.500	04/15/52	349,444
Kraft Heinz Foods Co.
665,000	3.000	06/01/26	635,102
250,000	6.875	01/26/39	282,050
507,000	5.000	06/04/42	469,887
552,000	4.375	06/01/46	459,667
410,000	4.875	10/01/49	365,811
Molson Coors Beverage Co.
820,000	3.000	07/15/26	781,446
190,000	5.000	05/01/42	177,368
370,000	4.200	07/15/46	302,483
Mondelez International, Inc.
435,000	2.750	04/13/30	384,442
490,000	2.625	09/04/50	307,213
PepsiCo, Inc.
256,000	2.250	03/19/25	248,481
467,000	2.750	04/30/25	454,569
1,000,000	5.250	11/10/25	1,004,054
160,000	2.850	02/24/26	153,922
166,000	2.375	10/06/26	156,448
218,000	3.000	10/15/27	205,768
96,000	2.625	07/29/29	86,522
210,000	2.750	03/19/30	187,417
210,000	1.625	05/01/30	174,658
100,000	1.400	02/25/31	79,980
400,000	1.950	10/21/31	327,685
262,000	2.625	10/21/41	187,999
300,000	4.450	04/14/46	271,286
252,000	3.450	10/06/46	195,517
180,000	2.875	10/15/49	124,598
130,000	3.625	03/19/50	102,527
Sysco Corp.
200,000	3.750	10/01/25	195,019
550,000	3.300	07/15/26	528,677
547,000	3.250	07/15/27	520,309
329,000	5.950	04/01/30	342,876
270,000	6.600	04/01/50	305,856

			15,271,483

Healthcare – 4.4%
Aetna, Inc.
140,000	6.625	06/15/36	152,349

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
Aetna, Inc. – (continued)
$314,000	3.875%	08/15/47	$235,857
Cigna Group (The)
2,382,000	4.125	11/15/25	2,345,130
1,210,000	4.375	10/15/28	1,179,991
300,000	4.800	08/15/38	279,652
130,000	4.800	07/15/46	117,112
674,000	4.900	12/15/48	600,774
290,000	3.400	03/15/50	204,911
472,000	3.400	03/15/51	333,588
790,000	5.600	02/15/54	784,763
CVS Health Corp.
1,094,000	4.100	03/25/25	1,080,944
556,000	3.875	07/20/25	545,369
90,000	2.875	06/01/26	85,651
358,000	3.000	08/15/26	340,279
478,000	3.625	04/01/27	458,341
350,000	1.300	08/21/27	308,386
815,000	4.300	03/25/28	792,474
513,000	3.250	08/15/29	467,742
140,000	5.125	02/21/30	139,401
210,000	1.750	08/21/30	170,782
400,000	5.250	02/21/33	396,968
1,016,000	4.780	03/25/38	929,709
246,000	4.125	04/01/40	203,091
160,000	2.700	08/21/40	109,767
176,000	5.300	12/05/43	164,937
520,000	5.125	07/20/45	474,596
968,000	5.050	03/25/48	863,861
50,000	4.250	04/01/50	40,275
1,078,000	5.875	06/01/53	1,081,236
Danaher Corp.
340,000	2.800	12/10/51	221,002
Elevance Health, Inc.
200,000	1.500	03/15/26	185,972
552,000	3.650	12/01/27	528,300
1,000,000	4.101	03/01/28	967,218
150,000	2.875	09/15/29	134,645
300,000	2.550	03/15/31	253,633
84,000	4.625	05/15/42	74,901
309,000	4.650	01/15/43	280,216
174,000	4.650	08/15/44	156,207
340,000	4.375	12/01/47	289,922
118,000	4.550	03/01/48	103,395
300,000	3.125	05/15/50	206,247
GE HealthCare Technologies, Inc.
500,000	5.905	11/22/32	520,877
HCA, Inc.
1,820,000	5.250	04/15/25	1,815,450
330,000	5.875	02/15/26	331,650
628,000	5.250	06/15/26	624,860
188,000	5.375	09/01/26	187,530
555,000	4.500	02/15/27	543,206
180,000	5.200	06/01/28	179,877
100,000	5.625	09/01/28	100,750
50,000	5.875	02/01/29	50,938
404,000	4.125	06/15/29	380,380
500,000	3.500	09/01/30	447,136

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
HCA, Inc. – (continued)
$100,000	5.125%	06/15/39	$93,500
315,000	5.500	06/15/47	293,934
410,000	5.250	06/15/49	369,200
220,000	3.500	07/15/51	149,816
415,000	4.625	03/15/52	341,778
Humana, Inc.
300,000	3.700	03/23/29	280,576
864,000	5.875	03/01/33	891,440
UnitedHealth Group, Inc.
188,000	3.750	07/15/25	184,568
100,000	3.100	03/15/26	96,610
100,000	3.450	01/15/27	96,408
400,000	2.950	10/15/27	375,706
590,000	2.300	05/15/31	495,904
678,000	4.200	05/15/32	642,315
500,000	5.350	02/15/33	512,216
748,000	4.625	07/15/35	722,027
390,000	5.800	03/15/36	413,871
828,000	4.250	03/15/43	723,119
1,000,000	4.750	07/15/45	929,477
573,000	4.450	12/15/48	505,642
300,000	3.700	08/15/49	232,150
700,000	3.250	05/15/51	491,721
311,000	4.750	05/15/52	284,152
500,000	3.875	08/15/59	384,994
846,000	6.050	02/15/63	925,341

			33,908,713

Insurance – 1.6%
American International Group, Inc.
204,000	4.800	07/10/45	188,600
301,000	4.750	04/01/48	273,355
200,000	4.375	06/30/50	170,199
American International Group, Inc., Series A-9
	(3M USD LIBOR + 2.868%)
262,000	5.750	04/01/48(a)	259,455
Aon Corp.
190,000	2.800	05/15/30	164,953
Aon Corp. / Aon Global Holdings PLC
352,000	3.900	02/28/52	264,570
Berkshire Hathaway Finance Corp.
112,000	1.450	10/15/30	91,291
530,000	2.875	03/15/32	463,415
100,000	4.250	01/15/49	87,880
430,000	2.850	10/15/50	284,749
50,000	2.500	01/15/51	30,946
850,000	3.850	03/15/52	677,871
Berkshire Hathaway, Inc.
100,000	4.500	02/11/43	94,418
Chubb INA Holdings, Inc.
472,000	4.350	11/03/45	418,442
Corebridge Financial, Inc.
240,000	3.500	04/04/25	234,594
410,000	3.650	04/05/27	390,029
320,000	3.900	04/05/32	282,374
1,000,000	5.750	01/15/34	1,000,249
Equitable Holdings, Inc.
600,000	4.350	04/20/28	578,313

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Equitable Holdings, Inc. – (continued)
$426,000	5.000%	04/20/48	$388,860
Everest Reinsurance Holdings, Inc.
424,000	3.500	10/15/50	302,871
Marsh & McLennan Cos., Inc.
175,000	4.375	03/15/29	171,098
100,000	2.250	11/15/30	84,611
206,000	4.900	03/15/49	192,100
MetLife, Inc.
150,000	4.550	03/23/30	147,090
400,000	5.700	06/15/35	413,385
468,000	6.400	12/15/36	473,020
256,000	4.125	08/13/42	217,748
250,000	4.875	11/13/43	230,571
350,000	4.600	05/13/46	312,655
270,000	5.000	07/15/52	252,616
Prudential Financial, Inc.
	(3M USD LIBOR + 3.031%)
1,007,000	5.375	05/15/45(a)	992,389
	(3M USD LIBOR + 2.380%)
195,000	4.500	09/15/47(a)	184,522
210,000	3.905	12/07/47	165,398
246,000	3.935	12/07/49	195,490
	(US 5 Year CMT T-Note + 3.035%)
192,000	3.700	10/01/50(a)	168,158
Prudential Financial, Inc., MTN
300,000	5.700	12/14/36	309,676
250,000	4.600	05/15/44	222,985
235,000	4.350	02/25/50	198,433
260,000	3.700	03/13/51	198,372
Travelers Cos., Inc. (The)
440,000	3.050	06/08/51	302,436

			12,080,187

Metals and Mining – 0.0%
Newmont Corp.
270,000	2.250	10/01/30	225,732

Pharmaceuticals – 0.1%
Viatris, Inc.
560,000	3.850	06/22/40	416,220

REITs and Real Estate – 0.9%
Boston Properties LP
200,000	3.650	02/01/26	192,247
1,000,000	2.450	10/01/33	742,886
Digital Realty Trust LP
300,000	5.550	01/15/28	303,795
830,000	3.600	07/01/29	765,047
Equinix, Inc.
270,000	3.200	11/18/29	243,394
204,000	2.150	07/15/30	169,092
200,000	2.500	05/15/31	167,253
GLP Capital LP / GLP Financing II, Inc.
580,000	5.375	04/15/26	575,517
236,000	5.300	01/15/29	229,589
130,000	3.250	01/15/32	108,230
Prologis LP
140,000	1.250	10/15/30	111,364

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Prologis LP – (continued)
$1,000,000	5.125%	01/15/34	$990,409
Realty Income Corp.
200,000	3.250	01/15/31	177,375
Simon Property Group LP
160,000	3.300	01/15/26	154,461
68,000	3.250	11/30/26	64,947
332,000	2.450	09/13/29	289,992
174,000	2.650	07/15/30	151,019
284,000	3.250	09/13/49	199,408
220,000	3.800	07/15/50	167,608
VICI Properties LP
300,000	4.750	02/15/28	290,765
400,000	4.950	02/15/30	381,675
400,000	5.125	05/15/32	376,116
Welltower OP LLC
290,000	4.250	04/15/28	280,458
276,000	3.100	01/15/30	246,746

			7,379,393

Revenue – 0.2%
Ascension Health
200,000	3.945	11/15/46	167,671
Ascension Health, Series B
352,000	2.532	11/15/29	312,943
CommonSpirit Health
220,000	3.347	10/01/29	199,907
217,000	4.350	11/01/42	186,479
200,000	4.187	10/01/49	160,736
Kaiser Foundation Hospitals
295,000	4.150	05/01/47	252,127
Kaiser Foundation Hospitals, Series 2019
286,000	3.266	11/01/49	208,905
Kaiser Foundation Hospitals, Series 2021
125,000	2.810	06/01/41	91,072
300,000	3.002	06/01/51	206,055

			1,785,895

Software – 1.7%
Oracle Corp.
1,440,000	6.150	11/09/29	1,505,989
300,000	2.950	04/01/30	264,881
1,940,000	6.250	11/09/32	2,050,201
600,000	3.900	05/15/35	516,368
645,000	3.800	11/15/37	533,477
1,265,000	3.600	04/01/40	982,606
400,000	3.650	03/25/41	308,693
1,179,000	4.125	05/15/45	935,783
490,000	4.000	11/15/47	374,742
1,650,000	6.900	11/09/52	1,865,869
1,000,000	4.375	05/15/55	785,275
1,215,000	3.850	04/01/60	843,982
500,000	4.100	03/25/61	366,553
Salesforce, Inc.
800,000	3.700	04/11/28	771,363
500,000	1.950	07/15/31	410,318
700,000	2.900	07/15/51	466,209
Workday, Inc.
100,000	3.500	04/01/27	95,413

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Workday, Inc. – (continued)
$180,000	3.800%	04/01/32	$162,448

			13,240,170

Technology – 8.2%
Adobe, Inc.
192,000	3.250	02/01/25	188,547
82,000	2.150	02/01/27	76,542
450,000	2.300	02/01/30	392,997
Alphabet, Inc.
182,000	1.998	08/15/26	171,251
50,000	0.800	08/15/27	44,174
114,000	1.100	08/15/30	92,470
1,240,000	1.900	08/15/40	822,024
823,000	2.050	08/15/50	489,148
747,000	2.250	08/15/60	430,473
Analog Devices, Inc.
75,000	3.500	12/05/26	72,437
204,000	1.700	10/01/28	178,202
Apple, Inc.
112,000	2.500	02/09/25	109,176
91,000	1.125	05/11/25	86,921
50,000	0.550	08/20/25	46,970
479,000	0.700	02/08/26	442,295
517,000	3.250	02/23/26	501,671
424,000	2.450	08/04/26	401,998
750,000	2.050	09/11/26	702,501
120,000	3.000	06/20/27	113,779
692,000	2.900	09/12/27	652,540
218,000	3.000	11/13/27	206,367
488,000	1.200	02/08/28	428,516
110,000	1.400	08/05/28	96,059
320,000	3.250	08/08/29	299,783
336,000	1.650	05/11/30	280,708
118,000	1.250	08/20/30	95,686
790,000	1.650	02/08/31	651,352
300,000	1.700	08/05/31	244,088
625,000	4.500	02/23/36	615,654
102,000	2.375	02/08/41	71,954
695,000	3.850	05/04/43	593,005
310,000	4.450	05/06/44	290,766
505,000	3.450	02/09/45	399,768
350,000	4.375	05/13/45	320,144
422,000	4.650	02/23/46	398,105
306,000	3.850	08/04/46	257,217
208,000	4.250	02/09/47	186,564
270,000	3.750	09/12/47	220,416
446,000	3.750	11/13/47	364,421
793,000	2.950	09/11/49	555,376
594,000	2.650	05/11/50	386,664
239,000	2.400	08/20/50	148,428
940,000	2.650	02/08/51	603,865
570,000	3.950	08/08/52	476,955
325,000	2.800	02/08/61	205,636
960,000	2.850	08/05/61	607,531
Applied Materials, Inc.
130,000	3.300	04/01/27	124,624
650,000	1.750	06/01/30	542,106
236,000	4.350	04/01/47	209,751

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Automatic Data Processing, Inc.
$350,000	3.375%	09/15/25	$342,180
450,000	1.700	05/15/28	401,872
Broadcom Corp. / Broadcom Cayman Finance Ltd.
659,000	3.875	01/15/27	638,449
598,000	3.500	01/15/28	563,589
Broadcom, Inc.
380,000	3.459	09/15/26	365,366
500,000	1.950	02/15/28(b)	442,482
605,000	4.750	04/15/29	594,677
274,000	4.150	11/15/30	256,934
570,000	2.450	02/15/31(b)	475,836
470,000	4.300	11/15/32	436,173
805,000	3.419	04/15/33(b)	687,410
290,000	3.469	04/15/34(b)	245,853
600,000	3.137	11/15/35(b)	477,040
650,000	3.187	11/15/36(b)	511,721
600,000	3.500	02/15/41(b)	456,593
360,000	3.750	02/15/51(b)	269,137
Cisco Systems, Inc.
600,000	5.900	02/15/39	643,462
Dell International LLC / EMC Corp.
1,425,000	4.900	10/01/26	1,414,668
100,000	5.250	02/01/28	100,677
200,000	5.300	10/01/29	200,682
50,000	5.750	02/01/33	51,544
250,000	8.100	07/15/36	300,447
500,000	3.375	12/15/41	367,500
Fidelity National Information Services, Inc.
570,000	1.150	03/01/26	527,420
Fiserv, Inc.
150,000	3.850	06/01/25	147,024
440,000	3.200	07/01/26	420,781
1,000,000	5.450	03/02/28	1,008,296
300,000	4.200	10/01/28	287,946
500,000	3.500	07/01/29	459,234
400,000	4.400	07/01/49	334,511
Hewlett Packard Enterprise Co.
300,000	4.900	10/15/25	297,893
300,000	6.350	10/15/45	309,763
HP, Inc.
1,000,000	5.500	01/15/33	1,000,063
IBM International Capital Pte Ltd.
910,000	5.300	02/05/54	874,716
Intel Corp.
600,000	3.400	03/25/25	588,603
1,000,000	3.700	07/29/25	979,698
1,200,000	4.875	02/10/26	1,196,374
290,000	3.150	05/11/27	275,026
1,600,000	4.000	08/05/29	1,536,986
700,000	5.125	02/10/30	705,968
250,000	3.900	03/25/30	235,360
500,000	4.900	07/29/45	473,655
500,000	4.100	05/19/46	416,318
250,000	3.734	12/08/47	191,498
260,000	4.900	08/05/52	239,402
1,000,000	5.700	02/10/53	1,019,112
500,000	3.100	02/15/60	317,794

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Intel Corp. – (continued)
$500,000	3.200%	08/12/61	$323,096
International Business Machines Corp.
260,000	4.000	07/27/25	256,046
250,000	3.450	02/19/26	242,559
655,000	1.700	05/15/27	591,396
1,086,000	1.950	05/15/30	909,007
540,000	4.150	05/15/39	471,646
180,000	4.000	06/20/42	149,964
300,000	4.250	05/15/49	251,835
300,000	2.950	05/15/50	198,300
500,000	4.900	07/27/52	463,436
Intuit, Inc.
500,000	5.200	09/15/33	507,018
KLA Corp.
130,000	4.100	03/15/29	126,076
100,000	3.300	03/01/50	72,076
100,000	4.950	07/15/52	94,818
412,000	5.250	07/15/62	398,667
Lam Research Corp.
238,000	4.000	03/15/29	229,557
228,000	1.900	06/15/30	191,226
220,000	4.875	03/15/49	206,992
352,000	2.875	06/15/50	238,325
Leidos, Inc.
300,000	4.375	05/15/30	283,875
627,000	2.300	02/15/31	512,980
300,000	5.750	03/15/33	303,854
Meta Platforms, Inc.
1,000,000	4.600	05/15/28	996,061
100,000	3.850	08/15/32	92,730
750,000	4.950	05/15/33	750,309
800,000	4.450	08/15/52	700,774
Microsoft Corp.
1,348,000	2.700	02/12/25	1,318,688
133,000	3.125	11/03/25	129,331
240,000	2.400	08/08/26	227,190
87,000	3.300	02/06/27	84,149
960,000	3.500	02/12/35	872,531
470,000	3.450	08/08/36	414,619
81,000	4.100	02/06/37	76,368
264,000	4.450	11/03/45	250,901
300,000	3.700	08/08/46	250,951
270,000	4.250	02/06/47	248,298
1,047,000	2.525	06/01/50	674,431
620,000	2.500	09/15/50(b)	395,402
1,040,000	2.921	03/17/52	720,155
632,000	2.675	06/01/60	399,562
400,000	3.041	03/17/62	273,775
Motorola Solutions, Inc.
624,000	4.600	05/23/29	604,984
430,000	2.750	05/24/31	357,740
NVIDIA Corp.
475,000	1.550	06/15/28	420,286
400,000	2.000	06/15/31	334,182
150,000	3.500	04/01/40	125,847
660,000	3.500	04/01/50	519,058

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
PayPal Holdings, Inc.
$250,000	1.650%	06/01/25	$239,260
1,060,000	4.400	06/01/32	1,015,107
50,000	3.250	06/01/50	35,131
QUALCOMM, Inc.
235,000	3.450	05/20/25	230,521
304,000	3.250	05/20/27	290,954
200,000	1.300	05/20/28	174,511
126,000	2.150	05/20/30	108,155
1,000,000	1.650	05/20/32	781,123
320,000	4.650	05/20/35	314,458
396,000	4.800	05/20/45	373,077
250,000	4.300	05/20/47	218,040
470,000	4.500	05/20/52	419,016
Texas Instruments, Inc.
1,000,000	4.150	05/15/48	852,286
VMware LLC
300,000	1.400	08/15/26	272,645
100,000	3.900	08/21/27	95,371

			63,666,084

Transportation – 0.9%
Burlington Northern Santa Fe LLC
100,000	4.450	03/15/43	88,885
200,000	4.900	04/01/44	188,687
200,000	4.150	04/01/45	168,997
100,000	3.900	08/01/46	80,626
280,000	4.150	12/15/48	234,225
600,000	3.300	09/15/51	430,673
1,112,000	4.450	01/15/53	982,558
CSX Corp.
270,000	4.100	03/15/44	227,560
200,000	3.800	11/01/46	157,932
300,000	4.500	11/15/52	264,175
FedEx Corp.
180,000	2.400	05/15/31	150,376
344,000	5.100	01/15/44	319,957
430,000	4.750	11/15/45	379,045
974,000	4.550	04/01/46	829,235
FedEx Corp. 2020-1 Class AA Pass Through Trust, Series 2020-1,
Class AA
40,642	1.875	02/20/34	33,386
Union Pacific Corp.
180,000	2.400	02/05/30	157,119
1,588,000	2.800	02/14/32	1,366,278
278,000	3.799	10/01/51	220,798
95,000	2.950	03/10/52	63,726
408,000	3.839	03/20/60	311,331
446,000	3.799	04/06/71	327,824

			6,983,393

Water – 0.0%
American Water Capital Corp.
355,000	4.450	06/01/32	340,109

Wireless – 5.3%
American Tower Corp.
250,000	4.000	06/01/25	245,180
556,000	3.375	10/15/26	530,998
200,000	2.750	01/15/27	186,488

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
American Tower Corp. – (continued)
$361,000	3.800%	08/15/29	$334,442
80,000	2.900	01/15/30	70,162
300,000	1.875	10/15/30	241,566
590,000	5.900	11/15/33	606,082
251,000	3.100	06/15/50	163,825
AT&T, Inc.
1,000,000	5.539	02/20/26	997,525
551,000	3.800	02/15/27	532,743
346,000	4.250	03/01/27	338,329
339,000	2.300	06/01/27	310,323
75,000	1.650	02/01/28	66,106
300,000	4.100	02/15/28	289,117
912,000	4.350	03/01/29	881,175
1,729,000	4.300	02/15/30	1,655,188
389,000	2.750	06/01/31	331,059
428,000	2.250	02/01/32	343,442
630,000	2.550	12/01/33	497,477
690,000	5.400	02/15/34	690,485
685,000	4.500	05/15/35	633,115
140,000	4.850	03/01/39	129,873
330,000	4.350	06/15/45	277,013
435,000	4.750	05/15/46	382,604
293,000	4.500	03/09/48	246,015
225,000	4.550	03/09/49	190,612
538,000	3.650	06/01/51	386,706
130,000	3.300	02/01/52	89,092
1,560,000	3.500	09/15/53	1,082,309
1,358,000	3.550	09/15/55	930,476
530,000	3.800	12/01/57	375,820
1,119,000	3.650	09/15/59	762,867
192,000	3.850	06/01/60	136,771
Crown Castle, Inc.
420,000	3.700	06/15/26	404,362
500,000	5.000	01/11/28	493,703
Sprint Capital Corp.
640,000	6.875	11/15/28	684,400
1,064,000	8.750	03/15/32	1,288,105
Sprint LLC
940,000	7.625	02/15/25	949,718
T-Mobile USA, Inc.
390,000	1.500	02/15/26	362,960
500,000	2.250	02/15/26	471,760
800,000	3.750	04/15/27	769,959
655,000	4.950	03/15/28	652,060
50,000	4.800	07/15/28	49,465
300,000	2.625	02/15/29	266,800
700,000	3.375	04/15/29	644,353
900,000	3.875	04/15/30	837,622
1,060,000	2.550	02/15/31	896,844
300,000	2.875	02/15/31	259,237
408,000	2.250	11/15/31	331,808
408,000	2.700	03/15/32	340,894
500,000	5.050	07/15/33	491,773
500,000	5.750	01/15/34	517,465
640,000	4.375	04/15/40	563,256
500,000	3.000	02/15/41	362,537
600,000	4.500	04/15/50	510,755

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$400,000	3.300%	02/15/51	$277,175
100,000	5.650	01/15/53	100,404
500,000	5.750	01/15/54	508,437
300,000	3.600	11/15/60	209,224
100,000	5.800	09/15/62	102,252
Verizon Communications, Inc.
154,000	3.376	02/15/25	151,136
1,825,000	0.850	11/20/25	1,695,054
930,000	1.450	03/20/26	863,240
559,000	4.125	03/16/27	544,781
250,000	3.000	03/22/27	236,062
710,000	2.100	03/22/28	634,320
922,000	4.329	09/21/28	895,418
771,000	4.016	12/03/29	733,103
384,000	3.150	03/22/30	344,634
236,000	1.500	09/18/30	190,313
85,000	1.680	10/30/30	68,683
670,000	2.550	03/21/31	567,310
650,000	2.355	03/15/32	527,308
985,000	5.050	05/09/33	978,822
220,000	4.272	01/15/36	199,554
445,000	5.250	03/16/37	446,334
1,460,000	2.650	11/20/40	1,008,704
610,000	3.400	03/22/41	471,108
60,000	6.550	09/15/43	66,384
650,000	4.862	08/21/46	600,099
401,000	4.522	09/15/48	351,890
400,000	2.875	11/20/50	257,970
800,000	3.550	03/22/51	585,652
150,000	2.987	10/30/56	94,638
446,000	3.000	11/20/60	271,217
555,000	3.700	03/22/61	389,988

			41,456,035

TOTAL CORPORATE OBLIGATIONS (Cost $673,109,975)			625,385,628

Foreign Corporate Debt – 17.9%

Banks – 10.9%
Australia & New Zealand Banking Group Ltd. (Australia)
590,000	5.088	12/08/25	590,416
Australia & New Zealand Banking Group Ltd., MTN (Australia)
400,000	3.700	11/16/25	391,331
250,000	4.750	01/18/27	248,769
Banco Bilbao Vizcaya Argentaria SA (Spain)
200,000	1.125	09/18/25	187,061
Banco Santander SA (Spain)
1,432,000	2.746	05/28/25	1,382,123
800,000	5.179	11/19/25	790,992
600,000	1.849	03/25/26	557,706
800,000	4.250	04/11/27	772,608
310,000	4.379	04/12/28	298,042
600,000	6.607	11/07/28	631,559
325,000	3.490	05/28/30	291,936
	(US 1 Year CMT T-Note + 0.900%)
600,000	1.722	09/14/27(a)	542,786

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
	(US 1 Year CMT T-Note + 1.600%)
$336,000	3.225%	11/22/32(a)	$277,306
Bank of Montreal (Canada)
750,000	5.203	02/01/28	753,343
	(5 Year USD Swap + 1.432%)
810,000	3.803	12/15/32(a)	749,516
Bank of Montreal, MTN (Canada)
750,000	1.850	05/01/25	720,405
Bank of Nova Scotia (The) (Canada)
190,000	2.200	02/03/25	184,454
448,000	1.300	06/11/25	425,712
566,000	4.500	12/16/25	555,552
1,000,000	1.050	03/02/26	922,633
220,000	2.700	08/03/26	207,705
80,000	1.950	02/02/27	73,504
750,000	4.850	02/01/30	741,957
530,000	2.450	02/02/32	435,651
Barclays PLC (United Kingdom)
1,140,000	3.650	03/16/25	1,116,505
1,035,000	4.375	01/12/26	1,012,855
210,000	5.200	05/12/26	207,711
850,000	4.836	05/09/28	819,383
330,000	5.250	08/17/45	316,037
436,000	4.950	01/10/47	398,121
	(SOFR + 2.714%)
200,000	2.852	05/07/26(a)	193,522
	(US 1 Year CMT T-Note + 3.300%)
1,000,000	7.385	11/02/28(a)	1,058,307
	(US 1 Year CMT T-Note + 1.200%)
424,000	2.667	03/10/32(a)	346,643
	(US 1 Year CMT T-Note + 3.000%)
595,000	5.746	08/09/33(a)	588,657
	(SOFR + 2.980%)
1,000,000	6.224	05/09/34(a)	1,015,995
	(SOFR + 3.570%)
500,000	7.119	06/27/34(a)	519,375
	(US 5 Year CMT T-Note + 2.900%)
960,000	3.564	09/23/35(a)	810,032
	(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	03/10/42(a)	375,285
	(US 1 Year CMT T-Note + 1.300%)
1,000,000	3.330	11/24/42(a)	725,509
Canadian Imperial Bank of Commerce (Canada)
1,000,000	3.945	08/04/25	981,031
1,000,000	3.600	04/07/32	900,025
Cooperatieve Rabobank UA (Netherlands)
1,105,000	3.750	07/21/26	1,059,398
145,000	5.250	05/24/41	146,832
250,000	5.750	12/01/43	252,832
485,000	5.250	08/04/45	473,729

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Credit Suisse AG (Switzerland)
$930,000	5.000%	07/09/27	$924,719
Deutsche Bank AG (Germany)
	(SOFR + 1.870%)
1,000,000	2.129	11/24/26(a)	937,558
	(SOFR + 1.219%)
1,574,000	2.311	11/16/27(a)	1,435,190
	(SOFR + 3.180%)
800,000	6.720	01/18/29(a)	819,050
	(SOFR + 3.043%)
260,000	3.547	09/18/31(a)	224,055
	(SOFR + 1.718%)
370,000	3.035	05/28/32(a)	304,693
	(SOFR + 2.257%)
200,000	3.742	01/07/33(a)	161,660
HSBC Holdings PLC (United Kingdom)
	(SOFR + 1.430%)
200,000	2.999	03/10/26(a)	194,710
260,000	4.375	11/23/26	252,992
334,000	6.100	01/14/42	365,919
	(SOFR + 1.290%)
580,000	1.589	05/24/27(a)	532,216
	(SOFR + 1.100%)
340,000	2.251	11/22/27(a)	312,635
	(TSFR3M + 1.808%)
1,455,000	4.041	03/13/28(a)	1,396,730
	(SOFR + 2.610%)
710,000	5.210	08/11/28(a)	703,773
	(SOFR + 1.732%)
200,000	2.013	09/22/28(a)	176,613
	(SOFR + 3.350%)
290,000	7.390	11/03/28(a)	307,611
	(SOFR + 1.970%)
1,155,000	6.161	03/09/29(a)	1,174,580
	(TSFR3M + 1.796%)
1,100,000	4.583	06/19/29(a)	1,060,850
	(TSFR3M + 1.872%)
771,000	3.973	05/22/30(a)	715,888
	(SOFR + 2.870%)
502,000	5.402	08/11/33(a)	493,749
	(SOFR + 4.250%)
1,036,000	8.113	11/03/33(a)	1,161,316
	(SOFR + 2.390%)
1,420,000	6.254	03/09/34(a)	1,477,267
	(SOFR + 2.980%)
1,000,000	6.547	06/20/34(a)	1,019,850
	(SOFR + 3.020%)
300,000	7.399	11/13/34(a)	322,336
	(SOFR + 2.650%)
400,000	6.332	03/09/44(a)	422,562
HSBC Holdings PLC, Series ** (United Kingdom)
694,000	6.500	09/15/37	714,755
ING Groep NV (Netherlands)
	(SOFR + 1.640%)
260,000	3.869	03/28/26(a)	255,690
200,000	3.950	03/29/27	192,732
490,000	4.550	10/02/28	476,430
330,000	4.050	04/09/29	312,214

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
	(SOFR + 1.005%)
$800,000	1.726%	04/01/27(a)	$740,426
	(SOFR + 1.830%)
500,000	4.017	03/28/28(a)	479,837
	(SOFR + 1.316%)
690,000	2.727	04/01/32(a)	579,836
	(SOFR + 2.090%)
940,000	6.114	09/11/34(a)	972,907
Lloyds Banking Group PLC (United Kingdom)
740,000	4.450	05/08/25	730,868
400,000	4.582	12/10/25	392,527
1,500,000	3.750	01/11/27	1,437,253
940,000	4.375	03/22/28	907,084
200,000	5.300	12/01/45	187,244
490,000	4.344	01/09/48	386,303
	(3M USD LIBOR + 1.205%)
1,420,000	3.574	11/07/28(a)	1,330,502
Mitsubishi UFJ Financial Group, Inc. (Japan)
290,000	2.193	02/25/25	281,021
190,000	3.961	03/02/28	182,944
194,000	3.741	03/07/29	183,233
440,000	3.751	07/18/39	376,941
	(US 1 Year CMT T-Note + 1.080%)
260,000	5.719	02/20/26(a)	260,432
	(US 1 Year CMT T-Note + 0.830%)
1,300,000	2.341	01/19/28(a)	1,196,406
	(US 1 Year CMT T-Note + 1.950%)
800,000	5.017	07/20/28(a)	794,701
	(US 1 Year CMT T-Note + 1.900%)
300,000	5.354	09/13/28(a)	301,439
	(US 1 Year CMT T-Note + 1.380%)
1,800,000	5.422	02/22/29(a)	1,812,573
	(US 1 Year CMT T-Note + 0.950%)
200,000	2.309	07/20/32(a)	162,990
	(US 1 Year CMT T-Note + 1.100%)
300,000	2.852	01/19/33(a)	252,346
	(US 1 Year CMT T-Note + 2.125%)
200,000	5.133	07/20/33(a)	197,181
	(US 1 Year CMT T-Note + 1.630%)
1,000,000	5.441	02/22/34(a)	1,010,234
Mizuho Financial Group, Inc. (Japan)
490,000	2.839	09/13/26	460,985
300,000	2.564	09/13/31	243,189
	(US 1 Year CMT T-Note + 0.670%)
500,000	1.234	05/22/27(a)	457,088
	(US 1 Year CMT T-Note + 1.500%)
300,000	5.667	05/27/29(a)	303,529

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
	(TSFR3M + 1.532%)
$800,000	4.254%	09/11/29(a)	$767,687
300,000	1.979	09/08/31(a)	242,419
	(TSFR3M + 1.392%)
430,000	3.153	07/16/30(a)	385,761
	(US 1 Year CMT T-Note + 1.300%)
1,000,000	5.579	05/26/35(a)	1,004,612
National Australia Bank Ltd. (Australia)
500,000	4.787	01/10/29	497,258
NatWest Group PLC (United Kingdom)
846,000	4.800	04/05/26	835,556
	(US 1 Year CMT T-Note + 0.900%)
870,000	1.642	06/14/27(a)	795,918
	(US 1 Year CMT T-Note + 2.550%)
355,000	3.073	05/22/28(a)	328,426
	(3M USD LIBOR + 1.754%)
345,000	4.892	05/18/29(a)	336,052
	(3M USD LIBOR + 1.905%)
470,000	5.076	01/27/30(a)	460,491
	(3M USD LIBOR + 1.871%)
370,000	4.445	05/08/30(a)	350,475
	(US 5 Year CMT T-Note + 2.350%)
420,000	3.032	11/28/35(a)	347,482
Royal Bank of Canada (Canada)
230,000	1.200	04/27/26	212,268
800,000	3.625	05/04/27	767,482
Royal Bank of Canada, GMTN (Canada)
920,000	0.875	01/20/26	852,507
263,000	4.650	01/27/26	260,673
250,000	5.200	07/20/26	250,983
264,000	1.400	11/02/26	240,160
500,000	4.240	08/03/27	487,324
1,000,000	4.900	01/12/28	997,198
1,000,000	4.950	02/01/29	994,376
250,000	2.300	11/03/31	205,093
300,000	5.000	02/01/33	295,378
300,000	5.000	05/02/33	295,163
Royal Bank of Canada, MTN (Canada)
230,000	1.150	06/10/25	218,565
Santander UK Group Holdings PLC (United Kingdom)
	(SOFR + 0.989%)
520,000	1.673	06/14/27(a)	472,374
	(3M USD LIBOR + 1.400%)
1,260,000	3.823	11/03/28(a)	1,174,879
Sumitomo Mitsui Financial Group, Inc. (Japan)
380,000	1.402	09/17/26	346,251
240,000	3.446	01/11/27	230,006
Toronto-Dominion Bank (The) (Canada)
500,000	4.456	06/08/32	478,055
Toronto-Dominion Bank (The), MTN (Canada)
740,000	4.693	09/15/27	731,383
UBS AG (Switzerland)
500,000	4.500	06/26/48	461,424

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
UBS Group AG (Switzerland)
$440,000	4.550%	04/17/26	$432,476
1,000,000	4.875	05/15/45	927,264
	(SOFR + 3.730%)
1,000,000	4.194	04/01/31(a)(b)	922,599
Westpac Banking Corp. (Australia)
40,000	2.350	02/19/25	38,908
200,000	2.850	05/13/26	190,574
190,000	1.150	06/03/26	174,827
290,000	3.350	03/08/27	277,438
130,000	5.457	11/18/27	132,444
40,000	3.400	01/25/28	37,915
211,000	2.650	01/16/30	186,881
400,000	2.150	06/03/31	331,149
186,000	4.421	07/24/39	161,638
100,000	2.963	11/16/40	68,473
550,000	3.133	11/18/41	382,868
	(US 5 Year CMT T-Note + 1.350%)
1,026,000	2.894	02/04/30(a)	995,662
	(US 5 Year CMT T-Note + 2.000%)
340,000	4.110	07/24/34(a)	311,221
	(US 5 Year CMT T-Note + 1.750%)
300,000	2.668	11/15/35(a)	245,056
	(US 5 Year CMT T-Note + 1.530%)
450,000	3.020	11/18/36(a)	366,574
Westpac Banking Corp., GMTN (Australia)
	(5 Year USD Swap + 2.236%)
286,000	4.322	11/23/31(a)	274,051

			84,304,910

Beverages – 0.0%
Coca-Cola Femsa SAB de CV (Mexico)
280,000	2.750	01/22/30	247,281

Brokerage – 0.4%
Brookfield Finance, Inc. (Canada)
686,000	3.900	01/25/28	657,339
120,000	4.850	03/29/29	118,448
279,000	4.350	04/15/30	263,159
237,000	4.700	09/20/47	201,988
Nomura Holdings, Inc. (Japan)
300,000	2.172	07/14/28	261,514
300,000	2.679	07/16/30	254,476
550,000	2.608	07/14/31	453,305
780,000	2.999	01/22/32	653,898

			2,864,127

Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. (Japan)
243,000	2.967	03/10/32	213,955
Toyota Motor Corp. (Japan)
80,000	1.339	03/25/26	74,330

			288,285

Consumer Noncyclical – 1.6%
Astrazeneca Finance LLC (United Kingdom)
100,000	1.200	05/28/26	92,110

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Noncyclical – (continued)
Astrazeneca Finance LLC (United Kingdom) – (continued)
$400,000	4.875%	03/03/28	$399,427
1,000,000	4.850	02/26/29	1,001,676
AstraZeneca PLC (United Kingdom)
1,000,000	3.375	11/16/25	972,941
1,000,000	4.000	01/17/29	964,219
500,000	6.450	09/15/37	563,735
200,000	4.375	08/17/48	177,933
100,000	3.000	05/28/51	69,637
BAT Capital Corp. (United Kingdom)
634,000	3.215	09/06/26	603,839
352,000	4.700	04/02/27	346,350
792,000	3.557	08/15/27	747,896
330,000	2.259	03/25/28	292,445
410,000	2.726	03/25/31	338,408
524,000	4.390	08/15/37	428,533
353,000	4.540	08/15/47	265,641
204,000	4.758	09/06/49	157,443
318,000	3.984	09/25/50	217,624
150,000	7.081	08/02/53	156,037
BAT International Finance PLC (United Kingdom)
259,000	1.668	03/25/26	240,190
1,126,000	4.448	03/16/28	1,085,954
GlaxoSmithKline Capital, Inc. (United Kingdom)
900,000	3.875	05/15/28	870,740
511,000	6.375	05/15/38	574,401
Novartis Capital Corp. (Switzerland)
1,000,000	2.000	02/14/27	927,071
200,000	4.400	05/06/44	182,431
120,000	4.000	11/20/45	102,214
200,000	2.750	08/14/50	133,431
Reynolds American, Inc. (United Kingdom)
180,000	5.700	08/15/35	172,447
324,000	5.850	08/15/45	294,859
Takeda Pharmaceutical Co. Ltd. (Japan)
250,000	3.175	07/09/50	172,274

			12,551,906

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
100,000	2.900	05/05/27	94,647
500,000	3.500	03/22/28	478,072
500,000	2.125	09/06/29	434,963
132,000	5.900	11/15/32	140,770

			1,148,452

Electric – 0.0%
Emera U.S. Finance LP (Canada)
200,000	4.750	06/15/46	162,728

Energy – 1.1%
BP Capital Markets PLC (United Kingdom)
191,000	3.279	09/19/27	180,783
144,000	3.723	11/28/28	136,815
	(US 5 Year CMT T-Note + 4.398%)
400,000	4.875	12/22/71(a)	377,500
	(US 5 Year CMT T-Note + 4.036%)
385,000	4.375	09/22/72(a)	380,669

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Energy – (continued)
Canadian Natural Resources Ltd. (Canada)
$409,000	3.850%	06/01/27	$392,386
300,000	6.250	03/15/38	308,092
Canadian Natural Resources Ltd., GMTN (Canada)
214,000	4.950	06/01/47	187,242
Enbridge, Inc. (Canada)
484,000	3.125	11/15/29	437,248
400,000	2.500	08/01/33	315,637
	(3M U.S. T-Bill MMY + 3.903%)
570,000	6.250	03/01/78(a)	547,200
Shell International Finance BV (Netherlands)
279,000	3.250	05/11/25	273,098
239,000	2.875	05/10/26	229,032
130,000	2.500	09/12/26	122,864
714,000	3.875	11/13/28	690,364
654,000	2.375	11/07/29	577,837
400,000	2.750	04/06/30	356,679
328,000	4.125	05/11/35	303,601
352,000	4.375	05/11/45	310,097
306,000	4.000	05/10/46	250,764
230,000	3.750	09/12/46	182,433
282,000	3.125	11/07/49	197,540
300,000	3.000	11/26/51	201,217
TotalEnergies Capital International SA (France)
174,000	2.829	01/10/30	156,853
231,000	2.986	06/29/41	172,247
370,000	3.461	07/12/49	275,856
500,000	3.127	05/29/50	348,181
220,000	3.386	06/29/60	153,618
TotalEnergies Capital SA (France)
96,000	3.883	10/11/28	92,649

			8,158,502

Financial Company – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
450,000	6.500	07/15/25	454,306
952,000	2.450	10/29/26	879,378
300,000	3.000	10/29/28	270,244
200,000	5.100	01/19/29	197,093
632,000	3.300	01/30/32	534,502
300,000	3.400	10/29/33	249,403
480,000	3.850	10/29/41	374,529

			2,959,455

Food and Beverage – 1.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
44,000	3.650	02/01/26	42,918
1,480,000	4.700	02/01/36	1,418,135
1,866,000	4.900	02/01/46	1,748,090
Anheuser-Busch InBev Finance, Inc. (Belgium)
866,000	4.625	02/01/44	788,097
600,000	4.900	02/01/46	556,128
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
536,000	4.000	04/13/28	520,173
628,000	4.750	01/23/29	624,162
281,000	4.900	01/23/31	282,846

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Food and Beverage – (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium) – (continued)
$293,000	4.375%	04/15/38	$268,408
340,000	5.450	01/23/39	346,441
100,000	4.350	06/01/40	89,795
244,000	4.950	01/15/42	233,759
58,000	4.600	04/15/48	52,171
756,000	4.439	10/06/48	663,556
632,000	5.550	01/23/49	649,300
214,000	4.750	04/15/58	193,805
832,000	5.800	01/23/59	884,418
Diageo Capital PLC (United Kingdom)
200,000	1.375	09/29/25	188,582
700,000	2.375	10/24/29	614,302
420,000	5.625	10/05/33	437,432

			10,602,518

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
300,000	6.000	01/15/29	299,504
Suzano Austria GmbH, Series DM3N (Brazil)
968,000	3.125	01/15/32	794,639

			1,094,143

Insurance – 0.2%
AXA SA (France)
560,000	8.600	12/15/30	663,135
Manulife Financial Corp. (Canada)
	(5 Year USD Swap + 1.647%)
100,000	4.061	02/24/32(a)	95,578
530,000	3.703	03/16/32	482,511
186,000	5.375	03/04/46	182,440

			1,423,664

Internet – 0.0%
Alibaba Group Holding Ltd. (China)
400,000	4.400	12/06/57	325,779

Lodging – 0.2%
Sands China Ltd. (Macau)
290,000	5.125	08/08/25	284,925
500,000	4.050	01/08/26	481,250
740,000	5.400	08/08/28	720,575

			1,486,750

Metals – 0.0%
ArcelorMittal SA (Luxembourg)
270,000	6.550	11/29/27	281,737

Mining – 0.2%
Southern Copper Corp. (Mexico)
941,000	7.500	07/27/35	1,079,575
206,000	6.750	04/16/40	225,106
166,000	5.250	11/08/42	156,493
206,000	5.875	04/23/45	205,898

			1,667,072

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Oil Company-Integrated – 0.1%
Ecopetrol SA (Colombia)
$1,000,000	4.625%	11/02/31	$824,278

Pharmaceuticals – 0.0%
Astrazeneca Finance LLC (United Kingdom)
300,000	2.250	05/28/31	252,858

Technology – 0.3%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
1,000,000	4.300	06/18/29	954,569
226,000	3.400	05/01/30	202,354
263,000	2.500	05/11/31	217,549
533,000	2.650	02/15/32	439,424
285,000	5.000	01/15/33	276,351

			2,090,247

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
200,000	4.700	07/21/32	192,450
1,000,000	6.375	03/01/35	1,088,250
100,000	6.125	03/30/40	104,908
440,000	4.375	07/16/42	380,676

			1,766,284

Wireless – 0.2%
Vodafone Group PLC (United Kingdom)
300,000	4.125	05/30/25	295,622
419,000	6.150	02/27/37	440,193
50,000	4.375	02/19/43	42,333
390,000	4.875	06/19/49	340,524
330,000	4.250	09/17/50	260,237

			1,378,909

Wirelines – 0.4%
Deutsche Telekom International Finance BV (Germany)
590,000	8.750	06/15/30	696,452
Orange SA (France)
740,000	9.000	03/01/31	897,883
100,000	5.375	01/13/42	98,865
Telefonica Emisiones SA (Spain)
500,000	7.045	06/20/36	552,262
500,000	4.665	03/06/38	446,758
500,000	4.895	03/06/48	432,203

			3,124,423

TOTAL FOREIGN CORPORATE DEBT (Cost $145,327,736)			139,004,308

Shares	Dividend Rate	Value

Investment Company – 0.4%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,009,189	5.219%	$3,009,189
(Cost $3,009,189)

TOTAL INVESTMENTS – 98.9% (Cost $821,446,900)		$767,399,125

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		8,845,889

NET ASSETS – 100.0%		$776,245,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2024.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill
TSFR	—Term Secured Overnight Financing Rate

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills - 80.9%
U.S. Treasury Bills
$10,000,000	5.397%	04/02/24	$9,953,154
3,656,000	5.404	04/02/24	3,638,873
4,447,000	5.348	04/04/24	4,424,887
350,000	5.350	04/04/24	348,260
125,000	5.353	04/04/24	124,378
300,000	5.356	04/04/24	298,508
1,950,000	5.359	04/04/24	1,940,304
383,000	5.372	04/04/24	381,096
4,732,000	5.378	04/04/24	4,708,470
850,000	5.382	04/04/24	845,773
475,000	5.387	04/04/24	472,638
16,109,900	5.389	04/04/24	16,029,793
125,000	5.391	04/04/24	124,378
5,624,700	5.393	04/04/24	5,596,731
106,864,900	5.394	04/04/24	106,333,509
14,507,400	5.406	04/09/24	14,424,708
7,523,500	5.421	04/09/24	7,480,616
1,882,400	5.558	04/11/24	1,871,131
266,000	5.381	04/16/24	264,209
476,000	5.387	04/16/24	472,794
390,000	5.391	04/16/24	387,373
39,689,600	5.394	04/16/24	39,422,303
36,160,700	5.399	04/16/24	35,917,169
358,471,000	5.401	04/16/24	356,056,807
110,000	5.386	04/18/24	109,227
122,258,200	5.523	04/18/24	121,399,233
136,000	5.329	04/23/24	134,945
272,000	5.340	04/23/24	269,890
408,000	5.344	04/23/24	404,835
2,618,000	5.346	04/23/24	2,597,690
170,000	5.347	04/23/24	168,681
442,000	5.348	04/23/24	438,571
272,000	5.352	04/23/24	269,890
3,128,000	5.353	04/23/24	3,103,734
238,000	5.357	04/23/24	236,154
3,298,000	5.362	04/23/24	3,272,415
102,000	5.363	04/23/24	101,209
1,156,000	5.367	04/23/24	1,147,032
6,370,000	5.372	04/23/24	6,320,583
68,000	5.374	04/23/24	67,472
748,000	5.375	04/23/24	742,197
173,384,300	5.383	04/23/24	172,039,231
175,000	5.395	04/23/24	173,642
272,433,500	5.413	04/23/24	270,320,034
152,000	5.336	04/25/24	150,777
1,326,000	5.343	04/25/24	1,315,331
168,000	5.346	04/25/24	166,648
96,000	5.348	04/25/24	95,228
96,000	5.351	04/25/24	95,228
1,164,000	5.352	04/25/24	1,154,634
149,098,700	5.358	04/25/24	147,899,018
144,000	5.360	04/25/24	142,841
897,000	5.362	04/25/24	889,783
266,000	5.364	04/25/24	263,860
60,000	5.365	04/25/24	59,517
936,000	5.370	04/25/24	928,469
195,000	5.371	04/25/24	193,431
7,098,000	5.383	04/25/24	7,040,888
55,500,800	5.549	04/25/24	55,054,228

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$4,013,800	5.367%	04/30/24	$3,978,574
133,000	5.368	05/02/24	131,794
966,100	5.369	05/02/24	957,339
238,000	5.374	05/02/24	235,842
35,000	5.378	05/02/24	34,683
35,106,700	5.525	05/02/24	34,788,346
143,500	5.369	05/07/24	142,099
3,678,700	5.382	05/09/24	3,641,788
3,396,000	5.383	05/09/24	3,361,925
32,000	5.340	05/14/24	31,656
76,000	5.349	05/14/24	75,184
312,000	5.365	05/14/24	308,649
308,000	5.366	05/14/24	304,692
23,180,700	5.368	05/14/24	22,931,714
307,900	5.388	05/16/24	304,507
676,000	5.299	05/23/24	667,848
416,000	5.301	05/23/24	410,983
5,044,000	5.307	05/23/24	4,983,170
264,940,700	5.311	05/23/24	261,745,571
624,000	5.319	05/23/24	616,475
416,000	5.327	05/23/24	410,983
728,000	5.331	05/23/24	719,220
4,004,000	5.338	05/23/24	3,955,713
260,000	5.339	05/23/24	256,864
208,000	5.347	05/23/24	205,492
4,056,000	5.349	05/23/24	4,007,085
364,000	5.356	05/23/24	359,610
988,000	5.364	05/23/24	976,085
1,768,000	5.370	05/23/24	1,746,678
9,646,000	5.385	05/23/24	9,529,671
265,000	5.399	05/23/24	261,804
184,000	5.342	05/28/24	181,654
250,502,200	5.348	05/28/24	247,308,217
322,000	5.360	05/28/24	317,894
893,000	5.368	05/28/24	881,614
1,598,000	5.369	05/28/24	1,577,625
8,554,000	5.370	05/28/24	8,444,934
235,000	5.378	05/28/24	232,004
319,719,700	5.401	05/30/24	315,559,677
166,524,000	5.359	06/04/24	164,234,552
570,000	5.367	06/04/24	562,163
150,000	5.378	06/04/24	147,938
1,020,000	5.379	06/04/24	1,005,977
5,920,800	5.378	06/06/24	5,837,819
5,044,000	5.224	06/20/24	4,963,349
208,000	5.227	06/20/24	204,674
364,000	5.234	06/20/24	358,180
676,000	5.238	06/20/24	665,191
416,000	5.241	06/20/24	409,348
416,000	5.243	06/20/24	409,348
624,000	5.245	06/20/24	614,023
728,000	5.247	06/20/24	716,360
156,000	5.248	06/20/24	153,506
104,000	5.249	06/20/24	102,337
265,191,600	5.256	06/20/24	260,951,300
4,004,000	5.266	06/20/24	3,939,978
4,316,000	5.271	06/20/24	4,246,989
9,646,000	5.299	06/20/24	9,491,765
159,000	5.322	06/20/24	156,458

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$848,000	5.323%	06/20/24	$834,441
2,067,000	5.362	06/20/24	2,033,950
175,069,800	5.401	06/25/24	172,130,364
218,965,900	5.205	07/25/24	214,404,707
893,000	5.301	07/25/24	874,398
1,598,000	5.324	07/25/24	1,564,713
200,000	5.327	07/25/24	195,834
13,515,600	5.253	08/01/24	13,222,024
95,000	5.306	08/01/24	92,936
170,000	5.326	08/01/24	166,307
23,533,600	5.257	08/08/24	22,999,564
11,339,700	5.263	08/08/24	11,082,374
170,000	5.323	08/08/24	166,142
456,000	5.324	08/08/24	445,652
44,570,400	5.327	08/08/24	43,558,986
6,903,100	5.328	08/08/24	6,746,451
816,000	5.331	08/08/24	797,483
86,778,500	5.334	08/08/24	84,809,278
6,903,100	5.338	08/08/24	6,746,451
8,627,400	5.339	08/08/24	8,431,623
224,291,000	5.328	08/22/24	218,761,219
200,000	5.330	08/22/24	195,069
76,806,500	5.340	08/22/24	74,912,875
50,000,000	5.346	08/22/24	48,767,275
2,548,000	5.062	09/05/24	2,480,900
476,000	5.110	09/05/24	463,465
266,000	5.146	09/05/24	258,995
70,000	5.150	09/05/24	68,157
73,262,600	5.474	09/05/24	71,333,267
2,532,800	5.485	10/03/24	2,457,861
40,000	4.877	10/31/24	38,670
57,000	4.900	10/31/24	55,105
125,000	4.903	10/31/24	120,844
76,000	4.914	10/31/24	73,473
152,000	4.928	10/31/24	146,946
152,000	4.929	10/31/24	146,946
228,000	4.946	10/31/24	220,419
95,000	4.947	10/31/24	91,841
247,000	4.951	10/31/24	238,787
80,000	4.965	10/31/24	77,340
266,000	4.969	10/31/24	257,156
1,463,000	4.973	10/31/24	1,414,356
1,482,000	4.976	10/31/24	1,432,724
399,000	4.981	10/31/24	385,733
3,640,000	5.020	10/31/24	3,518,972
133,000	5.035	10/31/24	128,578
665,000	5.071	10/31/24	642,889
120,000	5.113	10/31/24	116,010
380,000	5.121	10/31/24	367,365
798,000	5.163	10/31/24	771,467
98,347,100	5.166	10/31/24	95,077,101
680,000	5.169	10/31/24	657,390
100,000	5.183	10/31/24	96,675
67,489,300	5.198	10/31/24	65,245,309
152,000	5.360	10/31/24	146,946
60,000	5.363	10/31/24	58,005
2,328,000	4.772	11/29/24	2,241,885
192,000	4.798	11/29/24	184,898
312,000	4.870	11/29/24	300,459

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$96,000	4.889%	11/29/24	$92,449
288,000	4.893	11/29/24	277,347
192,000	4.904	11/29/24	184,898
336,000	4.924	11/29/24	323,571
120,000	4.928	11/29/24	115,561
1,872,000	4.939	11/29/24	1,802,753
1,848,000	4.958	11/29/24	1,779,640
168,000	4.990	11/29/24	161,785
4,550,000	5.017	11/29/24	4,381,690
456,000	5.093	11/29/24	439,132
816,000	5.150	11/29/24	785,815
23,283,100	5.162	11/29/24	22,421,831
125,000	5.171	11/29/24	120,376
28,900,000	5.177	11/29/24	27,830,955
28,939,900	5.193	11/29/24	27,869,379
2,315,200	5.195	11/29/24	2,229,558
30,647,200	5.196	11/29/24	29,513,524
8,859,300	5.207	11/29/24	8,531,584
16,878,400	5.211	11/29/24	16,254,048
12,501,000	5.212	11/29/24	12,038,573
116,000	4.785	01/23/25	110,957
159,493,400	4.807	01/23/25	152,559,143
5,460,000	4.923	01/23/25	5,222,617
570,000	4.987	01/23/25	545,218
1,020,000	5.030	01/23/25	975,654
150,000	5.055	01/23/25	143,478
102,170,800	5.094	01/23/25	97,728,744
222,783,100	5.069	02/20/25	212,357,630

			4,618,096,286

TOTAL U.S. TREASURY BILLS (Cost $4,618,439,137)			4,618,096,286

U.S. Treasury Notes - 19.0%
U.S. Treasury Notes
150,000	5.258	05/15/24	148,459
504,000	5.272	05/15/24	498,822
72,000	5.275	05/15/24	71,260
4,368,000	5.278	05/15/24	4,323,126
1,872,000	5.285	05/15/24	1,852,768
192,000	5.295	05/15/24	190,028
432,000	5.306	05/15/24	427,562
72,000	5.307	05/15/24	71,260
48,000	5.308	05/15/24	47,507
1,848,000	5.313	05/15/24	1,829,015
2,328,000	5.317	05/15/24	2,304,083
120,000	5.327	05/15/24	118,767
96,000	5.331	05/15/24	95,014
840,000	5.332	05/15/24	831,370
336,000	5.334	05/15/24	332,548
168,000	5.336	05/15/24	166,274
192,000	5.350	05/15/24	190,028
1,008,000	5.355	05/15/24	997,644
312,000	5.363	05/15/24	308,795
288,000	5.369	05/15/24	285,041
528,000	5.387	05/15/24	522,576
192,000	5.392	05/15/24	190,028
1,872,000	5.405	05/15/24	1,852,768
816,000	5.419	05/15/24	807,617
456,000	5.450	05/15/24	451,315

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$312,000	5.452%	05/15/24	$308,795
120,000	5.466	05/15/24	118,767
240,000	5.484	05/15/24	237,534
96,000	5.496	05/15/24	95,014
112,684,800	5.503	05/15/24	111,527,139
72,000	5.511	05/15/24	71,260
240,000	5.514	05/15/24	237,534
96,000	5.518	05/15/24	95,014
72,000	5.525	05/15/24	71,260
480,000	5.530	05/15/24	475,069
432,000	5.537	05/15/24	427,562
7,561,100	5.515	06/15/24	7,450,342
168,000	5.134	07/15/24	164,965
441,000	5.141	07/15/24	433,033
198,000	5.147	07/15/24	194,423
2,037,000	5.159	07/15/24	2,000,199
147,000	5.162	07/15/24	144,344
168,000	5.165	07/15/24	164,965
273,000	5.166	07/15/24	268,068
1,638,000	5.171	07/15/24	1,608,407
294,000	5.172	07/15/24	288,688
168,000	5.179	07/15/24	164,965
105,000	5.184	07/15/24	103,103
294,000	5.191	07/15/24	288,688
1,617,000	5.211	07/15/24	1,587,787
735,000	5.228	07/15/24	721,721
84,000	5.237	07/15/24	82,482
882,000	5.240	07/15/24	866,065
43,395,400	5.260	07/15/24	42,611,401
78,000	5.266	07/15/24	76,591
3,822,000	5.272	07/15/24	3,752,950
19,283,700	5.305	07/15/24	18,935,313
147,000	5.316	07/15/24	144,344
105,000	5.327	07/15/24	103,103
399,000	5.332	07/15/24	391,792
714,000	5.347	07/15/24	701,101
80,000	5.364	07/15/24	78,555
780,000	5.377	07/15/24	765,908
220,000	5.385	07/15/24	216,025
100,000	5.402	07/15/24	98,193
130,000	5.411	07/15/24	127,651
414,000	5.432	07/15/24	406,521
40,000	5.465	07/15/24	39,277
28,683,400	5.481	07/15/24	28,165,194
24,000	5.490	07/15/24	23,566
10,000,000	5.501	07/15/24	9,819,336
2,522,000	5.094	08/15/24	2,466,585
2,028,000	5.106	08/15/24	1,983,439
338,000	5.113	08/15/24	330,573
49,907,000	5.119	08/15/24	48,810,410
364,000	5.121	08/15/24	356,002
208,000	5.123	08/15/24	203,430
312,000	5.126	08/15/24	305,145
105,000	5.130	08/15/24	102,693
2,002,000	5.132	08/15/24	1,958,011
130,000	5.144	08/15/24	127,144
34,000	5.147	08/15/24	33,253
51,000	5.153	08/15/24	49,879
357,000	5.164	08/15/24	349,156

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$68,000	5.166%	08/15/24	$66,506
136,000	5.167	08/15/24	133,012
51,000	5.168	08/15/24	49,879
182,000	5.216	08/15/24	178,001
595,000	5.226	08/15/24	581,926
47,981,700	5.236	08/15/24	46,927,414
4,732,000	5.237	08/15/24	4,628,025
494,000	5.252	08/15/24	483,146
48,000	5.259	08/15/24	46,945
714,000	5.278	08/15/24	698,312
130,000	5.287	08/15/24	127,144
884,000	5.309	08/15/24	864,576
64,000	5.351	08/15/24	62,594
624,000	5.360	08/15/24	610,289
176,000	5.367	08/15/24	172,133
80,000	5.405	08/15/24	78,242
104,000	5.435	08/15/24	101,715
80,000	5.450	08/15/24	78,242
368,000	5.459	08/15/24	359,914
144,000	5.464	08/15/24	140,836
32,000	5.465	08/15/24	31,297
32,000	5.483	08/15/24	31,297
24,000	5.506	08/15/24	23,473
29,575,700	5.514	08/15/24	28,925,843
160,000	5.525	08/15/24	156,484
1,746,000	5.102	08/31/24	1,716,741
115,000	5.103	08/31/24	113,073
144,000	5.106	08/31/24	141,587
36,000	5.109	08/31/24	35,397
234,000	5.116	08/31/24	230,079
54,000	5.121	08/31/24	53,095
198,000	5.148	08/31/24	194,682
216,000	5.153	08/31/24	212,380
378,000	5.157	08/31/24	371,666
72,000	5.166	08/31/24	70,793
1,386,000	5.167	08/31/24	1,362,774
252,000	5.172	08/31/24	247,777
1,404,000	5.176	08/31/24	1,380,472
144,000	5.182	08/31/24	141,587
90,000	5.187	08/31/24	88,492
72,000	5.199	08/31/24	70,793
407,400	5.221	08/31/24	400,573
630,000	5.240	08/31/24	619,443
78,000	5.259	08/31/24	76,693
26,211,500	5.269	08/31/24	25,772,253
126,000	5.273	08/31/24	123,889
26,208,800	5.298	08/31/24	25,769,598
756,000	5.301	08/31/24	743,331
36,051,000	5.398	08/31/24	35,446,864
1,221,200	5.534	08/31/24	1,208,940
2,619,000	4.957	09/30/24	2,563,295
338,000	4.963	09/30/24	330,811
312,000	4.979	09/30/24	305,364
216,000	4.983	09/30/24	211,406
81,000	4.987	09/30/24	79,277
170,000	4.990	09/30/24	166,384
81,000	4.991	09/30/24	79,277
135,000	4.993	09/30/24	132,129
2,322,000	5.017	09/30/24	2,272,612

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$54,000	5.023%	09/30/24	$52,851
2,079,000	5.024	09/30/24	2,034,781
378,000	5.026	09/30/24	369,960
216,000	5.041	09/30/24	211,406
108,000	5.045	09/30/24	105,703
567,000	5.070	09/30/24	554,940
108,000	5.082	09/30/24	105,703
5,278,000	5.107	09/30/24	5,165,739
13,000,000	5.116	09/30/24	12,723,496
189,000	5.152	09/30/24	184,980
49,141,100	5.176	09/30/24	48,095,892
54,000	5.177	09/30/24	52,851
945,000	5.181	09/30/24	924,900
49,148,200	5.202	09/30/24	48,102,841
551,000	5.208	09/30/24	539,281
1,134,000	5.216	09/30/24	1,109,880
33,717,200	5.230	09/30/24	33,000,051
986,000	5.251	09/30/24	965,028
145,000	5.272	09/30/24	141,916
1,455,000	4.859	11/15/24	1,425,701
56,000	4.892	11/15/24	54,304
21,000	4.894	11/15/24	20,364
120,000	4.899	11/15/24	117,584
84,000	4.918	11/15/24	81,455
171,000	4.925	11/15/24	166,277
75,000	4.932	11/15/24	73,490
30,000	4.933	11/15/24	29,396
120,000	4.934	11/15/24	117,584
95,000	4.937	11/15/24	93,087
180,000	4.938	11/15/24	176,375
40,000	4.939	11/15/24	38,788
210,000	4.941	11/15/24	205,771
251,000	4.942	11/15/24	245,377
1,184,000	4.945	11/15/24	1,160,016
98,000	4.949	11/15/24	95,031
1,155,000	4.950	11/15/24	1,131,742
60,000	4.951	11/15/24	58,792
546,000	4.953	11/15/24	529,460
560,000	4.959	11/15/24	543,036
45,000	4.961	11/15/24	44,094
56,000	4.970	11/15/24	54,304
28,000	4.984	11/15/24	27,152
120,000	4.990	11/15/24	117,584
60,000	5.004	11/15/24	58,792
147,000	5.006	11/15/24	142,547
315,000	5.007	11/15/24	308,657
105,000	5.028	11/15/24	102,886
2,730,000	5.050	11/15/24	2,675,027
525,000	5.117	11/15/24	514,428
245,000	5.119	11/15/24	237,578
42,000	5.129	11/15/24	40,728
74,553,900	5.135	11/15/24	73,052,629
133,000	5.144	11/15/24	128,971
285,000	5.150	11/15/24	279,261
238,000	5.166	11/15/24	230,790
510,000	5.171	11/15/24	499,730
294,000	5.174	11/15/24	285,094
35,000	5.193	11/15/24	33,940
29,481,900	5.199	11/15/24	28,588,806

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$75,000	5.204%	11/15/24	$73,490
4,743,100	5.225	11/15/24	4,599,417
582,000	4.850	11/30/24	569,007
18,000	4.872	11/30/24	17,598
35,000	4.883	11/30/24	34,219
12,000	4.901	11/30/24	11,732
48,000	4.905	11/30/24	46,928
30,000	4.921	11/30/24	29,330
18,000	4.927	11/30/24	17,598
60,000	4.941	11/30/24	58,661
714,800	4.947	11/30/24	695,898
48,000	4.949	11/30/24	46,928
84,000	4.953	11/30/24	82,125
1,299,600	4.961	11/30/24	1,264,699
486,000	4.963	11/30/24	475,150
48,000	4.965	11/30/24	46,928
468,000	4.970	11/30/24	457,552
126,000	5.003	11/30/24	123,187
210,000	5.120	11/30/24	205,312
28,114,900	5.130	11/30/24	27,487,257
114,000	5.156	11/30/24	111,455
252,000	5.160	11/30/24	246,374
204,000	5.178	11/30/24	199,446
30,000	5.197	11/30/24	29,330
1,067,000	4.793	12/15/24	1,033,031
88,000	4.813	12/15/24	85,198
40,000	4.833	12/15/24	38,727
22,689,700	4.844	12/15/24	21,967,352
30,000	4.856	12/15/24	29,045
20,000	4.865	12/15/24	19,363
29,526,000	4.877	12/15/24	28,586,012
30,000	4.878	12/15/24	29,045
130,000	4.880	12/15/24	125,861
120,000	4.888	12/15/24	116,180
80,000	4.894	12/15/24	77,453
88,000	4.897	12/15/24	85,198
154,000	4.904	12/15/24	149,097
55,000	4.916	12/15/24	53,249
858,000	4.922	12/15/24	830,685
847,000	4.938	12/15/24	820,035
140,000	4.995	12/15/24	135,543
2,002,000	5.018	12/15/24	1,938,264
190,000	5.093	12/15/24	183,951
340,000	5.133	12/15/24	329,176
50,000	5.154	12/15/24	48,408
156,000	4.824	12/31/24	154,909
219,819,000	4.829	12/31/24	218,281,984
5,938,000	4.923	12/31/24	5,896,480

			1,087,106,875

TOTAL U.S. TREASURY NOTES (Cost $1,087,718,823)			1,087,106,875

TOTAL INVESTMENTS - 99.9% (Cost $5,706,157,960)			$5,705,203,161

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			4,971,267

NET ASSETS - 100.0%			$5,710,174,428

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

(a)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – 30.6%

U.S. Treasury Notes
$5,005,000	2.500	%(a)	01/31/25	$4,890,348
17,047,000	2.000	(a)	02/15/25	16,555,424
49,120,000	0.250	(a)	10/31/25	45,617,155
31,203,000	1.625	(a)	05/15/26	29,290,834
21,071,000	1.625	(a)	09/30/26	19,625,413
7,500,000	1.500	(a)	01/31/27	6,904,724
3,993,000	2.875	(a)	04/30/29	3,736,480
3,831,000	2.750	(a)	05/31/29	3,558,554
2,000,000	1.125	(a)	02/15/31	1,630,892

TOTAL U.S. TREASURY NOTES (Cost $133,087,280)				131,809,824

Mortgage-Backed Securities – 27.3%

Federal Home Loan Mortgage Corporation
1,581,642	2.000		04/01/36	1,405,505
2,221,723	2.000		09/01/36	1,969,631
260,743	4.500		07/01/48	249,405
224,113	2.500		11/01/50	186,975
9,236,464	2.000		03/01/51	7,298,575
2,771,175	2.000		05/01/51	2,184,674
2,624,510	2.500		05/01/51	2,178,724
10,944,687	2.500		08/01/51	9,153,627
2,594,370	3.000		05/01/52	2,224,437
976,394	3.500		05/01/52	869,135
195,171	4.500		05/01/52	184,977
3,625,957	3.000		08/01/52	3,148,775
1,289,347	4.000		08/01/52	1,188,368
Federal National Mortgage Association
442,000	1.750		07/02/24	436,801
100,000	0.375		08/25/25	93,737
3,826,182	2.000		08/01/36	3,384,852
4,000,000	1.500		TBA-15yr(b)	3,450,000
3,000,000	2.500		TBA-15yr(b)	2,719,922
2,000,000	3.000		TBA-15yr(b)	1,853,281
2,456,851	3.500		07/01/45	2,233,403
63,482	4.500		06/01/48	60,722
329,386	4.500		07/01/48	315,068
24,191	5.000		12/01/48	24,107
43,637	4.500		01/01/49	41,725
35,841	4.500		08/01/49	34,672
551,151	4.500		08/01/49	529,612
193,241	5.000		12/01/49	190,315
25,858	4.500		01/01/50	24,918
107,667	4.500		03/01/50	103,089
107,441	5.000		04/01/50	107,791
1,491,978	2.500		06/01/50	1,245,558
48,715	4.500		10/01/50	46,929
80,172	4.500		10/01/50	76,511
1,929,411	2.500		11/01/50	1,607,844
1,912,297	2.500		01/01/51	1,583,255
95,411	2.500		02/01/51	79,888
520,243	2.500		03/01/51	435,550
916,096	2.000		04/01/51	722,182
4,009,684	2.000		05/01/51	3,161,020
645,848	2.500		09/01/51	536,355
2,563,275	2.500		10/01/51	2,146,084
1,176,461	2.500		11/01/51	984,306

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

Federal National Mortgage Association – (continued)
$1,511,732	2.500%	11/01/51	$1,265,615
2,439,223	4.500	10/01/52	2,311,731
787,531	5.000	10/01/52	764,889
946,211	5.000	11/01/52	918,423
1,279,271	3.500	12/01/52	1,143,852
1,291,976	4.000	12/01/52	1,191,718
2,000,000	1.500	TBA-30yr(b)	1,494,688
1,000,000	2.000	TBA-30yr(b)	786,250
4,000,000	3.000	TBA-30yr(b)	3,422,500
5,000,000	3.500	TBA-30yr(b)	4,448,437
6,000,000	4.000	TBA-30yr(b)	5,522,344
5,000,000	5.500	TBA-30yr(b)	4,946,484
2,000,000	6.000	TBA-30yr(b)	2,008,906
Government National Mortgage Association
50,135	5.000	12/20/48	49,814
27,140	5.000	05/20/49	26,912
274,315	3.000	09/20/49	243,590
100,118	4.500	03/20/50	95,708
54,798	5.000	05/20/50	54,741
209,112	4.000	09/20/50	198,012
3,116,508	2.000	11/20/50	2,543,631
730,826	3.000	07/20/51	642,619
3,342,492	2.000	09/20/51	2,725,271
5,615,836	2.500	09/20/51	4,760,721
2,246,854	4.500	10/20/52	2,147,863
1,730,552	4.000	05/20/53	1,612,507
5,000,000	3.000	TBA-30yr(b)	4,385,937
6,000,000	3.500	TBA-30yr(b)	5,428,594
1,000,000	5.000	TBA-30yr(b)	977,109
1,000,000	5.500	TBA-30yr(b)	993,594

TOTAL MORTGAGE-BACKED SECURITIES (Cost $118,800,149)			117,584,765

Corporate Obligations – 21.3%

Aerospace & Defense – 0.5%
Boeing Co. (The)
195,000	4.875	05/01/25	193,234
326,000	3.625	02/01/31	292,975
300,000	5.805	05/01/50	290,544
General Dynamics Corp.
215,000	3.625	04/01/30	200,749
Hexcel Corp.
40,000	4.200	02/15/27	38,260
Lockheed Martin Corp.
335,000	5.250	01/15/33	341,974
200,000	5.700	11/15/54	211,931
RTX Corp.
400,000	6.100	03/15/34	422,414
200,000	6.400	03/15/54	222,637
Textron, Inc.
80,000	3.000	06/01/30	70,072

			2,284,790

Banks – 3.7%
American Express Co.
400,000	3.950	08/01/25	393,100

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp.
	(SOFR + 0.960%)
$126,000	1.734%	07/22/27(c)	$115,621
	(3M U.S. T-Bill MMY + 1.302%)
200,000	3.419	12/20/28(c)	187,277
	(SOFR + 1.630%)
500,000	5.202	04/25/29(c)	498,372
	(SOFR + 2.150%)
180,000	2.592	04/29/31(c)	154,079
	(SOFR + 1.650%)
500,000	5.468	01/23/35(c)	500,014
	(US 5 Year CMT T-Note + 1.200%)
84,000	2.482	09/21/36(c)	66,662
	(3M U.S. T-Bill MMY+ 2.076%)
204,000	4.244	04/24/38(c)	180,703
100,000	7.750	05/14/38	120,988
Bank of America Corp., MTN
100,000	3.875	08/01/25	98,214
75,000	3.248	10/21/27	70,522
	(SOFR + 1.010%)
42,000	1.197	10/24/26(c)	39,154
	(3M U.S. T-Bill MMY + 1.322%)
80,000	3.559	04/23/27(c)	76,653
	(SOFR + 2.040%)
262,000	4.948	07/22/28(c)	259,270
	(3M U.S. T-Bill MMY + 1.472%)
300,000	3.974	02/07/30(c)	282,990
	(3M U.S. T-Bill MMY + 1.252%)
200,000	2.496	02/13/31(c)	170,698
	(SOFR + 1.530%)
40,000	1.898	07/23/31(c)	32,498
	(SOFR + 1.930%)
176,000	2.676	06/19/41(c)	122,678
	(3M U.S. T-Bill MMY + 3.412%)
154,000	4.083	03/20/51(c)	124,038
	(SOFR + 1.880%)
60,000	2.831	10/24/51(c)	38,627
Bank of America Corp., Series L
67,000	4.183	11/25/27	64,643
73,000	4.750	04/21/45	66,642
Bank of America Corp., Series N
	(SOFR + 1.650%)
42,000	3.483	03/13/52(c)	31,059
Bank of New York Mellon Corp. (The), MTN
300,000	2.800	05/04/26	286,399
250,000	3.400	01/29/28	236,490
180,000	1.800	07/28/31	145,553
Capital One Financial Corp.
	(SOFR + 1.290%)
108,000	2.636	03/03/26(c)	104,618

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(SOFR + 2.600%)
$349,000	5.817%	02/01/34(c)	$346,185
Citizens Bank NA
250,000	2.250	04/28/25	239,825
400,000	3.750	02/18/26	385,309
Citizens Financial Group, Inc.
255,000	2.850	07/27/26	238,148
Fifth Third Bancorp
108,000	2.550	05/05/27	99,605
300,000	3.950	03/14/28	284,392
40,000	8.250	03/01/38	47,338
JPMorgan Chase & Co.
	(3M U.S. T-Bill MMY + 1.585%)
141,000	2.005	03/13/26(c)	135,995
40,000	7.625	10/15/26	42,522
255,000	8.000	04/29/27	277,894
80,000	4.250	10/01/27	78,529
15,000	5.400	01/06/42	15,123
40,000	4.850	02/01/44	37,634
	(SOFR + 0.800%)
42,000	1.045	11/19/26(c)	39,054
	(3M U.S. T-Bill MMY + 1.599%)
400,000	3.782	02/01/28(c)	384,892
	(3M U.S. T-Bill MMY + 1.642%)
50,000	3.540	05/01/28(c)	47,548
40,000	3.964	11/15/48(c)	32,254
	(SOFR + 1.990%)
894,000	4.851	07/25/28(c)	886,556
	(3M U.S. T-Bill MMY + 1.592%)
40,000	4.452	12/05/29(c)	38,548
	(3M U.S. T-Bill MMY + 1.510%)
190,000	2.739	10/15/30(c)	166,937
	(3M U.S. T-Bill MMY + 3.790%)
342,000	4.493	03/24/31(c)	327,450
	(3M U.S. T-Bill MMY + 1.105%)
25,000	1.764	11/19/31(c)	20,070
	(SOFR + 1.180%)
300,000	2.545	11/08/32(c)	247,417
	(3M U.S. T-Bill MMY + 1.622%)
152,000	3.882	07/24/38(c)	129,517
	(SOFR + 2.440%)
660,000	3.109	04/22/51(c)	455,282
Morgan Stanley
	(SOFR + 0.879%)
50,000	1.593	05/04/27(c)	46,181
	(SOFR + 1.360%)
116,000	2.484	09/16/36(c)	91,205
244,000	4.375	01/22/47	210,946
Morgan Stanley, GMTN
1,000,000	3.875	01/27/26	974,212

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Morgan Stanley, MTN
	(SOFR + 1.870%)
$940,000	5.250%	04/21/34(c)	$924,433
PNC Financial Services Group, Inc. (The)
	(SOFR + 1.730%)
299,000	6.615	10/20/27(c)	307,627
	(SOFR + 2.284%)
200,000	6.875	10/20/34(c)	217,982
Synchrony Financial
150,000	3.950	12/01/27	139,019
100,000	2.875	10/28/31	78,265
Truist Financial Corp., MTN
	(SOFR + 1.620%)
400,000	5.435	01/24/30(c)	394,873
	(SOFR + 1.922%)
200,000	5.711	01/24/35(c)	199,107
U.S. Bancorp, MTN
80,000	3.900	04/26/28	76,562
80,000	3.000	07/30/29	71,031
40,000	1.375	07/22/30	31,578
U.S. Bancorp, Series V
300,000	2.375	07/22/26	281,467
U.S. Bancorp, Series X
150,000	3.150	04/27/27	141,132
Wells Fargo & Co.
286,000	3.000	04/22/26	272,264
400,000	3.000	10/23/26	378,276
128,000	5.606	01/15/44	124,990
60,000	3.900	05/01/45	48,027
	(SOFR + 2.000%)
255,000	2.188	04/30/26(c)	244,416
Wells Fargo & Co., MTN
	(3M U.S. T-Bill MMY + 1.572%)
50,000	3.584	05/22/28(c)	47,392
25,000	4.150	01/24/29	24,003
290,000	4.750	12/07/46	252,561
	(3M U.S. T-Bill MMY + 1.262%)
400,000	2.572	02/11/31(c)	342,359
	(3M U.S. T-Bill MMY + 4.032%)
340,000	4.478	04/04/31(c)	323,406
Wells Fargo Bank NA
300,000	6.600	01/15/38	323,275

			16,038,175

Basic Industry – 0.3%
Celanese U.S. Holdings LLC
126,000	6.700	11/15/33	132,519
CF Industries, Inc.
100,000	5.150	03/15/34	97,062
100,000	5.375	03/15/44	93,904
Dow Chemical Co. (The)
60,000	3.600	11/15/50	43,796
Linde, Inc.
61,000	1.100	08/10/30	48,881
LYB International Finance III LLC
40,000	2.250	10/01/30	33,326

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – (continued)
LYB International Finance III LLC – (continued)
$323,000	3.625%	04/01/51	$229,274
Sherwin-Williams Co. (The)
200,000	3.450	06/01/27	190,407
Westlake Corp.
425,000	3.125	08/15/51	266,997

			1,136,166

Brokerage – 0.3%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30	114,119
Cboe Global Markets, Inc.
110,000	3.650	01/12/27	106,606
CME Group, Inc.
125,000	3.000	03/15/25	122,210
Intercontinental Exchange, Inc.
100,000	3.100	09/15/27	93,867
185,000	2.100	06/15/30	155,348
308,000	4.600	03/15/33	294,666
78,000	3.000	06/15/50	52,482
Jefferies Financial Group, Inc.
40,000	4.850	01/15/27	39,749
40,000	4.150	01/23/30	37,255
84,000	6.250	01/15/36	86,418
20,000	6.500	01/20/43	20,810

			1,123,530

Capital Goods – 0.6%
Carrier Global Corp.
100,000	3.577	04/05/50	73,684
Caterpillar Financial Services Corp., MTN
110,000	3.400	05/13/25	107,720
Caterpillar, Inc.
50,000	3.803	08/15/42	41,833
114,000	3.250	04/09/50	84,495
CNH Industrial Capital LLC
50,000	1.450	07/15/26	45,788
Cummins, Inc.
53,000	2.600	09/01/50	33,279
Deere & Co.
25,000	3.900	06/09/42	21,420
40,000	2.875	09/07/49	27,879
25,000	3.750	04/15/50	20,504
Flowserve Corp.
140,000	3.500	10/01/30	123,283
Honeywell International, Inc.
100,000	2.700	08/15/29	90,102
188,000	1.950	06/01/30	159,033
Illinois Tool Works, Inc.
115,000	3.900	09/01/42	97,775
John Deere Capital Corp., MTN
126,000	4.800	01/09/26	125,738
300,000	4.750	01/20/28	299,490
35,000	2.800	07/18/29	31,845
80,000	2.450	01/09/30	70,388
Otis Worldwide Corp.
60,000	2.293	04/05/27	55,367
Republic Services, Inc.
150,000	2.375	03/15/33	120,364

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Trane Technologies Financing Ltd.
$50,000	3.800%	03/21/29	$47,305
Waste Management, Inc.
50,000	0.750	11/15/25	46,460
100,000	3.150	11/15/27	94,006
50,000	2.500	11/15/50	31,004
Westinghouse Air Brake Technologies Corp.
75,000	3.450	11/15/26	71,402
117,000	4.700	09/15/28	114,367
WW Grainger, Inc.
60,000	4.600	06/15/45	54,628
100,000	3.750	05/15/46	80,424
Xylem, Inc.
15,000	3.250	11/01/26	14,328
500,000	1.950	01/30/28	446,251

			2,630,162

Communications – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
74,000	4.908	07/23/25	73,005
82,000	3.750	02/15/28	75,649
82,000	4.200	03/15/28	77,076
90,000	5.050	03/30/29	86,219
40,000	2.800	04/01/31	32,289
72,000	6.384	10/23/35	69,599
66,000	5.375	04/01/38	56,564
85,000	6.484	10/23/45	77,808
60,000	5.750	04/01/48	49,938
40,000	5.125	07/01/49	30,277
40,000	6.834	10/23/55	38,222
85,000	3.850	04/01/61	49,331
60,000	4.400	12/01/61	38,504
Comcast Corp.
500,000	3.950	10/15/25	491,606
400,000	4.550	01/15/29	393,770
442,000	4.250	01/15/33	414,669
126,000	2.887	11/01/51	80,292
110,000	5.350	05/15/53	107,009
300,000	2.937	11/01/56	185,978
Meta Platforms, Inc.
200,000	5.600	05/15/53	207,739
Time Warner Cable Enterprises LLC
94,000	8.375	07/15/33	104,393
Time Warner Cable LLC
57,000	6.750	06/15/39	53,757
15,000	5.875	11/15/40	12,925
57,000	5.500	09/01/41	46,946
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	13,259
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	12,825
TWDC Enterprises 18 Corp., MTN
250,000	2.950	06/15/27	236,481
Walt Disney Co. (The)
100,000	3.700	10/15/25	97,753
226,000	2.200	01/13/28	206,239
80,000	2.000	09/01/29	68,993
80,000	3.800	03/22/30	75,507

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Walt Disney Co. (The) – (continued)
$90,000	3.500%	05/13/40	$72,359
15,000	4.750	09/15/44	13,787
50,000	3.600	01/13/51	37,960

			3,688,728

Consumer Cyclical – 2.0%
Amazon.com, Inc.
152,000	3.300	04/13/27	145,879
250,000	3.150	08/22/27	237,585
42,000	2.100	05/12/31	35,304
80,000	4.050	08/22/47	68,688
15,000	2.500	06/03/50	9,467
200,000	3.950	04/13/52	165,937
75,000	4.250	08/22/57	64,734
50,000	2.700	06/03/60	30,916
American Honda Finance Corp., GMTN
160,000	5.125	07/07/28	161,311
Best Buy Co., Inc.
190,000	4.450	10/01/28	185,787
Booking Holdings, Inc.
84,000	4.625	04/13/30	82,500
Costco Wholesale Corp.
40,000	3.000	05/18/27	38,083
116,000	1.750	04/20/32	92,765
DR Horton, Inc.
90,000	2.600	10/15/25	86,063
100,000	1.400	10/15/27	88,140
eBay, Inc.
84,000	6.300	11/22/32	89,137
Expedia Group, Inc.
250,000	3.250	02/15/30	223,058
Ford Motor Credit Co. LLC
310,000	6.798	11/07/28	321,977
250,000	7.122	11/07/33	267,275
General Motors Co.
110,000	5.600	10/15/32	109,472
108,000	5.950	04/01/49	103,606
General Motors Financial Co., Inc.
500,000	6.050	10/10/25	503,596
Home Depot, Inc. (The)
250,000	2.800	09/14/27	234,202
300,000	4.500	09/15/32	293,247
63,000	3.125	12/15/49	44,104
300,000	3.625	04/15/52	227,268
Las Vegas Sands Corp.
125,000	3.900	08/08/29	113,510
Lennar Corp.
152,000	4.750	11/29/27	149,520
Lowe’s Cos., Inc.
92,000	2.625	04/01/31	78,371
340,000	5.150	07/01/33	338,028
200,000	5.625	04/15/53	198,415
100,000	4.450	04/01/62	79,836
Marriott International, Inc., Series EE
84,000	5.750	05/01/25	84,279
Marriott International, Inc., Series FF
200,000	4.625	06/15/30	193,407

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Mastercard, Inc.
$60,000	2.000%	03/03/25	$58,085
15,000	3.300	03/26/27	14,453
100,000	3.950	02/26/48	85,077
50,000	3.850	03/26/50	41,344
McDonald’s Corp., MTN
160,000	3.500	03/01/27	153,953
84,000	3.500	07/01/27	80,504
45,000	4.700	12/09/35	43,244
60,000	4.450	09/01/48	51,854
170,000	5.150	09/09/52	162,050
MDC Holdings, Inc.
121,000	2.500	01/15/31	102,245
40,000	6.000	01/15/43	39,540
NIKE, Inc.
20,000	3.375	03/27/50	15,198
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	75,743
PulteGroup, Inc.
88,000	6.375	05/15/33	92,782
Starbucks Corp.
250,000	3.800	08/15/25	244,903
30,000	3.750	12/01/47	23,012
Tapestry, Inc.
33,000	4.125	07/15/27	31,391
Target Corp.
550,000	2.250	04/15/25	532,865
Toyota Motor Credit Corp.
76,000	3.950	06/30/25	74,901
40,000	3.650	01/08/29	37,914
126,000	5.550	11/20/30	130,341
Toyota Motor Credit Corp., MTN
126,000	0.800	01/09/26	116,791
100,000	1.150	08/13/27	88,697
80,000	3.375	04/01/30	73,634
Visa, Inc.
40,000	1.900	04/15/27	36,897
77,000	0.750	08/15/27	67,663
115,000	2.750	09/15/27	107,750
40,000	4.300	12/14/45	35,874
Walmart, Inc.
100,000	7.550	02/15/30	115,577
384,000	1.800	09/22/31	315,204
200,000	2.650	09/22/51	130,393
Western Union Co. (The)
50,000	1.350	03/15/26	46,061

			8,371,407

Consumer Noncyclical – 1.5%
Abbott Laboratories
60,000	3.875	09/15/25	59,066
150,000	4.750	11/30/36	147,036
100,000	6.000	04/01/39	109,939
40,000	4.750	04/15/43	38,689
AbbVie, Inc.
194,000	2.950	11/21/26	184,076
100,000	4.625	10/01/42	91,805
200,000	4.400	11/06/42	179,605
84,000	4.700	05/14/45	77,899

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$150,000	4.250%	11/21/49	$129,816
Agilent Technologies, Inc.
100,000	2.750	09/15/29	89,345
Altria Group, Inc.
115,000	3.400	05/06/30	103,578
40,000	4.500	05/02/43	33,252
40,000	5.375	01/31/44	38,894
75,000	3.875	09/16/46	54,772
92,000	5.950	02/14/49	91,423
55,000	4.450	05/06/50	43,462
Bristol-Myers Squibb Co.
300,000	0.750	11/13/25	279,518
126,000	3.200	06/15/26	121,273
50,000	3.250	02/27/27	48,008
152,000	3.550	03/15/42	121,108
500,000	5.500	02/22/44	508,830
Centene Corp.
400,000	4.250	12/15/27	383,000
Elevance Health, Inc.
300,000	5.500	10/15/32	305,630
Eli Lilly & Co.
15,000	3.100	05/15/27	14,290
102,000	3.375	03/15/29	96,108
400,000	4.700	02/09/34	396,561
44,000	3.950	03/15/49	37,114
Equifax, Inc.
40,000	3.250	06/01/26	38,210
42,000	2.350	09/15/31	34,299
Gilead Sciences, Inc.
479,000	2.800	10/01/50	311,711
Johnson & Johnson
384,000	2.100	09/01/40	262,766
Kroger Co. (The)
25,000	3.875	10/15/46	19,062
Medtronic, Inc.
50,000	4.375	03/15/35	47,286
Merck & Co., Inc.
450,000	4.050	05/17/28	439,785
200,000	5.000	05/17/53	195,002
Mylan, Inc.
92,000	5.400	11/29/43	80,557
77,000	5.200	04/15/48	63,615
Philip Morris International, Inc.
350,000	4.875	02/13/26	348,640
250,000	5.375	02/15/33	249,598
Thermo Fisher Scientific, Inc.
300,000	5.086	08/10/33	302,506
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	61,382
Viatris, Inc.
92,000	2.700	06/22/30	77,446
15,000	4.000	06/22/50	10,264
Walgreens Boots Alliance, Inc.
136,000	3.450	06/01/26	129,366
40,000	4.800	11/18/44	33,334
15,000	4.650	06/01/46	12,655

			6,501,581

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Products – 0.2%
Clorox Co. (The)
$115,000	4.600%	05/01/32	$111,614
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	34,992
15,000	3.700	08/01/47	12,443
Haleon US Capital LLC
250,000	4.000	03/24/52	200,568
Kimberly-Clark Corp.
125,000	6.625	08/01/37	144,632
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	37,292
40,000	1.000	04/23/26	37,009
126,000	2.450	11/03/26	119,129
15,000	2.850	08/11/27	14,172

			711,851

Electric – 2.5%
AEP Transmission Co. LLC
200,000	5.400	03/15/53	198,876
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30	12,041
Alabama Power Co., Series A
100,000	4.300	07/15/48	85,263
Ameren Illinois Co.
126,000	4.950	06/01/33	124,282
150,000	5.900	12/01/52	159,897
American Electric Power Co., Inc.
226,000	5.625	03/01/33	228,508
Atmos Energy Corp.
100,000	2.850	02/15/52	64,340
100,000	5.750	10/15/52	105,449
Berkshire Hathaway Energy Co.
110,000	4.050	04/15/25	108,480
300,000	4.600	05/01/53	257,615
Black Hills Corp.
20,000	2.500	06/15/30	16,583
CenterPoint Energy Resources Corp.
400,000	5.250	03/01/28	403,614
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	69,445
Cleco Power LLC
15,000	6.000	12/01/40	15,041
Commonwealth Edison Co.
300,000	3.650	06/15/46	229,044
Commonwealth Edison Co., Series 123
40,000	3.750	08/15/47	30,811
Consolidated Edison Co. of New York, Inc.
170,000	3.850	06/15/46	133,573
40,000	4.625	12/01/54	34,382
100,000	4.500	05/15/58	84,443
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	11,188
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	33,711
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	12,114
Constellation Energy Generation LLC
150,000	6.125	01/15/34	156,820

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Consumers Energy Co.
$250,000	4.625%	05/15/33	$241,433
Dominion Energy, Inc.
80,000	4.250	06/01/28	77,353
Dominion Energy, Inc., Series C
300,000	3.375	04/01/30	270,427
DTE Electric Co.
150,000	3.950	06/15/42	120,496
15,000	3.700	03/15/45	11,850
DTE Electric Co., Series A
40,000	4.000	04/01/43	33,205
Duke Energy Carolinas LLC
118,000	3.700	12/01/47	89,354
50,000	3.950	03/15/48	39,688
Duke Energy Corp.
126,000	2.550	06/15/31	106,651
300,000	3.750	09/01/46	223,011
Duke Energy Florida LLC
25,000	3.400	10/01/46	18,210
Duke Energy Indiana LLC
50,000	6.350	08/15/38	53,580
40,000	6.450	04/01/39	43,471
150,000	2.750	04/01/50	93,553
Duke Energy Progress LLC
100,000	3.450	03/15/29	93,557
200,000	6.300	04/01/38	214,930
15,000	4.100	05/15/42	12,467
Edison International
266,000	5.750	06/15/27	269,034
184,000	4.125	03/15/28	175,703
Entergy Corp.
50,000	2.800	06/15/30	43,244
Entergy Louisiana LLC
230,000	4.200	04/01/50	186,660
Exelon Corp.
300,000	5.300	03/15/33	296,928
100,000	4.450	04/15/46	84,118
Georgia Power Co., Series B
168,000	2.650	09/15/29	148,997
15,000	3.700	01/30/50	11,393
Interstate Power and Light Co.
200,000	2.300	06/01/30	169,208
40,000	3.500	09/30/49	28,538
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30	34,637
100,000	2.750	04/15/32	83,921
300,000	4.023	11/01/32	276,806
NextEra Energy Capital Holdings, Inc.
400,000	4.900	02/28/28	397,670
300,000	5.250	03/15/34	294,384
200,000	5.250	02/28/53	187,862
NiSource, Inc.
184,000	5.250	03/30/28	185,194
Northern States Power Co.
200,000	4.500	06/01/52	175,638
NSTAR Electric Co.
15,000	3.200	05/15/27	14,276
100,000	3.950	04/01/30	93,748

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Oncor Electric Delivery Co. LLC
$250,000	3.100%	09/15/49	$172,779
Pacific Gas and Electric Co.
100,000	3.450	07/01/25	96,903
200,000	2.100	08/01/27	179,254
210,000	4.300	03/15/45	164,290
150,000	4.000	12/01/46	110,685
50,000	5.250	03/01/52	44,661
PacifiCorp
250,000	5.500	05/15/54	235,431
PECO Energy Co.
100,000	4.800	10/15/43	89,613
Public Service Electric and Gas Co., MTN
42,000	1.900	08/15/31	33,896
300,000	3.800	03/01/46	238,819
100,000	3.000	03/01/51	67,662
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31	32,648
Puget Sound Energy, Inc.
205,000	4.223	06/15/48	166,950
Sempra
110,000	3.800	02/01/38	90,385
100,000	4.000	02/01/48	78,502
Southern California Edison Co.
40,000	2.850	08/01/29	35,869
200,000	5.700	03/01/53	199,461
Southern Co. (The)
110,000	5.113	08/01/27	109,930
250,000	4.400	07/01/46	211,406
Southern Co. (The), Series 21-A
(US 5 Year CMT T-Note + 2.915%)
100,000	3.750	09/15/51(c)	93,798
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	11,596
100,000	4.400	05/30/47	82,083
Tucson Electric Power Co.
126,000	4.850	12/01/48	112,209
Virginia Electric and Power Co., Series A
100,000	3.500	03/15/27	95,587
Virginia Electric and Power Co., Series B
100,000	6.000	01/15/36	104,414
Virginia Electric and Power Co., Series C
150,000	4.000	11/15/46	119,750
Xcel Energy, Inc.
400,000	1.750	03/15/27	359,117

			10,814,413

Electrical – 0.0%
Emerson Electric Co.
45,000	1.950	10/15/30	37,725
15,000	6.000	08/15/32	15,857
Fortive Corp.
15,000	4.300	06/15/46	12,249

			65,831

Energy – 1.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000	4.080	12/15/47	55,678

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Boardwalk Pipelines LP
$100,000	4.800%	05/03/29	$97,226
BP Capital Markets America, Inc.
300,000	4.234	11/06/28	291,811
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	80,076
40,000	5.125	06/30/27	39,800
126,000	2.742	12/31/39	98,220
Chevron Corp.
300,000	3.326	11/17/25	291,793
Chevron USA, Inc.
200,000	2.343	08/12/50	120,747
ConocoPhillips Co.
192,000	3.758	03/15/42	156,229
Energy Transfer LP
140,000	3.750	05/15/30	127,861
300,000	6.550	12/01/33	318,574
75,000	6.125	12/15/45	74,772
192,000	5.300	04/15/47	171,972
55,000	6.250	04/15/49	56,169
Enterprise Products Operating LLC
100,000	2.800	01/31/30	88,801
160,000	4.850	08/15/42	147,946
100,000	4.800	02/01/49	90,865
60,000	4.200	01/31/50	49,703
15,000	3.950	01/31/60	11,419
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	89,428
EOG Resources, Inc.
60,000	3.900	04/01/35	54,014
Exxon Mobil Corp.
75,000	2.709	03/06/25	73,224
200,000	2.275	08/16/26	188,526
200,000	4.227	03/19/40	179,710
Halliburton Co.
50,000	5.000	11/15/45	46,429
Hess Corp.
62,000	4.300	04/01/27	60,481
55,000	6.000	01/15/40	57,464
75,000	5.600	02/15/41	75,753
42,000	5.800	04/01/47	42,574
Kinder Morgan Energy Partners LP
126,000	7.300	08/15/33	140,239
Kinder Morgan, Inc.
40,000	4.300	06/01/25	39,447
56,000	2.000	02/15/31	45,510
84,000	5.200	03/01/48	74,840
MPLX LP
200,000	1.750	03/01/26	186,610
110,000	2.650	08/15/30	93,727
125,000	4.700	04/15/48	105,160
85,000	5.500	02/15/49	80,000
NOV, Inc.
15,000	3.950	12/01/42	11,284
Occidental Petroleum Corp.
50,000	5.550	03/15/26	50,282
234,000	–	10/10/36(d)	124,109

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
ONEOK Partners LP
$15,000	6.650%	10/01/36	$15,911
ONEOK, Inc.
80,000	2.200	09/15/25	76,124
100,000	3.400	09/01/29	91,375
25,000	6.350	01/15/31	26,259
126,000	4.200	10/03/47	96,971
140,000	5.200	07/15/48	127,013
Phillips 66 Co.
76,000	3.550	10/01/26	72,927
Plains All American Pipeline LP / PAA Finance Corp.
50,000	4.650	10/15/25	49,360
40,000	4.500	12/15/26	39,277
92,000	3.550	12/15/29	83,463
35,000	6.700	05/15/36	36,639
40,000	6.650	01/15/37	42,056
15,000	4.700	06/15/44	12,442
Sabine Pass Liquefaction LLC
52,000	5.625	03/01/25	51,903
120,000	4.200	03/15/28	115,734
15,000	4.500	05/15/30	14,344
Spectra Energy Partners LP
67,000	3.375	10/15/26	64,116
Targa Resources Corp.
126,000	6.150	03/01/29	129,466
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	49,086
40,000	3.950	05/15/50	31,269
Valero Energy Corp.
84,000	3.400	09/15/26	80,337
15,000	4.900	03/15/45	13,539
60,000	3.650	12/01/51	42,394
Williams Cos., Inc. (The)
200,000	3.750	06/15/27	192,492
15,000	6.300	04/15/40	15,607
140,000	4.900	01/15/45	124,008
XTO Energy, Inc.
50,000	6.750	08/01/37	56,769

			5,939,354

Financial Company – 0.2%
Air Lease Corp.
300,000	2.200	01/15/27	274,949
Ally Financial, Inc.
	(SOFR + 3.260%)
100,000	6.992	06/13/29(c)	102,954
Blackstone Private Credit Fund
150,000	3.250	03/15/27	137,304
GATX Corp.
50,000	4.000	06/30/30	46,473
GE Capital Funding LLC
300,000	4.550	05/15/32	287,418
GE Capital International Funding Co Unlimited Co.
200,000	4.418	11/15/35	187,181

			1,036,279

Food and Beverage – 0.4%
Coca-Cola Co. (The)
50,000	2.250	01/05/32	42,174

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$187,000	3.000%	03/05/51	$131,764
Conagra Brands, Inc.
100,000	1.375	11/01/27	87,143
Constellation Brands, Inc.
40,000	3.150	08/01/29	36,368
117,000	4.750	05/09/32	113,076
Hershey Co. (The)
40,000	3.375	08/15/46	30,220
42,000	3.125	11/15/49	30,216
J M Smucker Co. (The)
40,000	2.125	03/15/32	31,879
15,000	4.375	03/15/45	12,428
100,000	3.550	03/15/50	70,011
Kellanova
100,000	4.500	04/01/46	85,463
Keurig Dr Pepper, Inc.
100,000	4.420	12/15/46	84,754
100,000	4.500	04/15/52	84,817
Kraft Heinz Foods Co.
43,000	3.000	06/01/26	41,067
40,000	3.875	05/15/27	38,571
80,000	3.750	04/01/30	74,909
22,000	5.000	07/15/35	21,573
111,000	5.200	07/15/45	103,975
52,000	4.375	06/01/46	43,302
40,000	4.875	10/01/49	35,689
McCormick & Co., Inc.
60,000	2.500	04/15/30	51,388
Molson Coors Beverage Co.
120,000	4.200	07/15/46	98,103
PepsiCo, Inc.
126,000	3.500	07/17/25	123,428
146,000	2.750	03/19/30	130,299
44,000	4.600	07/17/45	39,767
84,000	4.650	02/15/53	78,676
Sysco Corp.
80,000	2.400	02/15/30	68,971

			1,790,031

Healthcare – 1.0%
Aetna, Inc.
40,000	4.750	03/15/44	34,704
Bio-Rad Laboratories, Inc.
100,000	3.700	03/15/32	88,830
Cigna Group (The)
400,000	4.375	10/15/28	390,080
200,000	4.900	12/15/48	178,271
CVS Health Corp.
200,000	3.250	08/15/29	182,356
250,000	3.750	04/01/30	230,907
76,000	1.750	08/21/30	61,807
280,000	4.780	03/25/38	256,219
316,000	5.050	03/25/48	282,004
85,000	4.250	04/01/50	68,468
Elevance Health, Inc.
92,000	2.550	03/15/31	77,781
15,000	4.650	08/15/44	13,466
40,000	4.850	08/15/54	34,214

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
Evernorth Health, Inc.
$120,000	4.500%	02/25/26	$118,451
HCA, Inc.
70,000	5.875	02/15/26	70,350
46,000	5.250	06/15/26	45,770
90,000	5.375	09/01/26	89,775
40,000	4.500	02/15/27	39,150
25,000	5.625	09/01/28	25,187
205,000	5.875	02/01/29	208,844
75,000	4.125	06/15/29	70,615
50,000	3.500	09/01/30	44,714
40,000	5.500	06/15/47	37,325
200,000	5.900	06/01/53	195,869
Humana, Inc.
100,000	2.150	02/03/32	79,370
McKesson Corp.
200,000	3.950	02/16/28	194,822
Quest Diagnostics, Inc.
100,000	2.800	06/30/31	85,752
UnitedHealth Group, Inc.
400,000	4.250	01/15/29	389,985
190,000	4.625	07/15/35	183,402
74,000	4.750	07/15/45	68,781
160,000	3.750	10/15/47	125,139
25,000	2.900	05/15/50	16,801
300,000	5.200	04/15/63	288,103

			4,277,312

Insurance – 0.9%
Allstate Corp. (The)
120,000	3.850	08/10/49	93,773
American International Group, Inc.
100,000	4.750	04/01/48	90,815
American International Group, Inc., Series A-9
	(3M USD LIBOR + 2.868%)
140,000	5.750	04/01/48(c)	138,640
Aon Global Ltd.
100,000	4.600	06/14/44	86,169
Arch Capital Group Ltd.
90,000	3.635	06/30/50	66,142
Arch Capital Group US, Inc.
40,000	5.144	11/01/43	37,311
Assurant, Inc.
100,000	2.650	01/15/32	79,856
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	37,510
Berkshire Hathaway Finance Corp.
200,000	4.200	08/15/48	175,478
92,000	4.250	01/15/49	80,849
Berkshire Hathaway, Inc.
118,000	3.125	03/15/26	114,093
Brighthouse Financial, Inc.
40,000	5.625	05/15/30	39,892
75,000	4.700	06/22/47	58,023
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	144,896
42,000	1.375	09/15/30	34,141
116,000	3.050	12/15/61	77,327

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
CNO Financial Group, Inc.
$200,000	5.250%	05/30/29	$194,000
Fidelity National Financial, Inc.
230,000	3.400	06/15/30	202,770
Hartford Financial Services Group, Inc. (The)
30,000	3.600	08/19/49	22,758
Jackson Financial, Inc.
100,000	3.125	11/23/31	82,565
Marsh & McLennan Cos., Inc.
100,000	2.375	12/15/31	83,380
100,000	4.350	01/30/47	85,192
MetLife, Inc.
126,000	5.375	07/15/33	126,552
15,000	4.125	08/13/42	12,759
80,000	4.600	05/13/46	71,464
Old Republic International Corp.
150,000	3.875	08/26/26	144,781
PartnerRe Finance B LLC
92,000	3.700	07/02/29	86,363
	(US 5 Year CMT T-Note + 3.815%)
255,000	4.500	10/01/50(c)	227,882
Progressive Corp. (The)
100,000	4.125	04/15/47	84,196
Prudential Financial, Inc.
40,000	3.935	12/07/49	31,787
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	16,636
50,000	4.600	05/15/44	44,597
62,000	4.418	03/27/48	53,189
15,000	4.350	02/25/50	12,666
60,000	3.700	03/13/51	45,778
Reinsurance Group of America, Inc.
430,000	3.900	05/15/29	406,419
Travelers Cos., Inc. (The)
92,000	3.750	05/15/46	73,579
Voya Financial, Inc.
	(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48(c)	33,943
W R Berkley Corp.
40,000	4.750	08/01/44	34,728
Willis North America, Inc.
200,000	5.050	09/15/48	179,743

			3,712,642

Media Non Cable – 0.3%
FactSet Research Systems, Inc.
50,000	2.900	03/01/27	46,788
Omnicom Group, Inc.
163,000	2.450	04/30/30	139,375
80,000	4.200	06/01/30	75,552
Paramount Global
300,000	4.200	05/19/32	243,728
180,000	4.950	05/19/50	128,333
Warnermedia Holdings, Inc.
300,000	4.279	03/15/32	264,702
200,000	5.050	03/15/42	167,729

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media Non Cable – (continued)
Warnermedia Holdings, Inc. – (continued)
$200,000	5.141%	03/15/52	$162,219

			1,228,426

Metals – 0.1%
Nucor Corp.
152,000	3.950	05/23/25	149,672
150,000	3.950	05/01/28	144,946
Steel Dynamics, Inc.
80,000	3.450	04/15/30	72,700
145,000	3.250	01/15/31	128,869

			496,187

Mining – 0.0%
Freeport-McMoRan, Inc.
200,000	4.125	03/01/28	190,250

Publishing – 0.0%
S&P Global, Inc.
126,000	2.900	03/01/32	108,628

REITs and Real Estate – 0.8%
CBRE Services, Inc.
71,000	2.500	04/01/31	58,607
COPT Defense Properties LP
430,000	2.750	04/15/31	346,497
Digital Realty Trust LP
490,000	3.700	08/15/27	468,082
Equinix, Inc.
82,000	3.900	04/15/32	74,357
95,000	3.000	07/15/50	61,677
GLP Capital LP / GLP Financing II, Inc.
90,000	5.250	06/01/25	89,163
40,000	5.750	06/01/28	39,798
50,000	5.300	01/15/29	48,642
85,000	4.000	01/15/30	76,652
51,000	4.000	01/15/31	45,009
Invitation Homes Operating Partnership LP
300,000	2.000	08/15/31	235,282
Kimco Realty OP LLC
268,000	3.200	04/01/32	227,849
Mid-America Apartments LP
100,000	2.875	09/15/51	64,029
Prologis LP
80,000	4.000	09/15/28	76,975
84,000	2.250	04/15/30	72,144
40,000	1.250	10/15/30	31,818
62,000	2.125	10/15/50	33,969
Realty Income Corp.
200,000	5.625	10/13/32	203,188
Sabra Health Care LP
85,000	5.125	08/15/26	83,198
100,000	3.200	12/01/31	81,062
Simon Property Group LP
140,000	2.450	09/13/29	122,286
70,000	2.200	02/01/31	57,644
84,000	2.650	02/01/32	70,031
10,000	6.750	02/01/40	11,131
190,000	5.850	03/08/53	192,158
UDR, Inc., MTN
100,000	1.900	03/15/33	75,143

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Welltower OP LLC
$200,000	4.000%	06/01/25	$196,432
200,000	4.250	04/15/28	193,419

			3,336,242

Revenue – 0.1%
California Institute of Technology
15,000	3.650	09/01/19	10,370
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	10,612
NYU Langone Hospitals
300,000	4.784	07/01/44	276,121
Stanford Health Care
100,000	3.027	08/15/51	68,751
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	30,997
Yale University, Series 2020
190,000	1.482	04/15/30	158,702
80,000	2.402	04/15/50	51,090

			606,643

Software – 0.3%
Oracle Corp.
701,000	2.300	03/25/28	629,081
210,000	4.900	02/06/33	202,971
300,000	3.600	04/01/40	233,029
326,000	4.000	07/15/46	251,703
Salesforce, Inc.
20,000	2.900	07/15/51	13,320

			1,330,104

Technology – 1.8%
Adobe, Inc.
40,000	2.300	02/01/30	34,933
Alphabet, Inc.
150,000	2.250	08/15/60	86,440
Apple, Inc.
50,000	3.200	05/13/25	48,949
84,000	4.421	05/08/26	83,709
114,000	2.450	08/04/26	108,084
15,000	3.350	02/09/27	14,458
15,000	3.200	05/11/27	14,351
60,000	2.900	09/12/27	56,579
40,000	1.650	02/08/31	32,980
45,000	4.500	02/23/36	44,327
80,000	3.850	05/04/43	68,260
80,000	4.450	05/06/44	75,036
100,000	3.450	02/09/45	79,162
126,000	4.650	02/23/46	118,866
50,000	4.250	02/09/47	44,847
50,000	3.750	11/13/47	40,854
300,000	2.650	02/08/51	192,723
44,000	2.550	08/20/60	26,929
Applied Materials, Inc.
125,000	3.900	10/01/25	122,873
82,000	3.300	04/01/27	78,609
Broadcom Corp. / Broadcom Cayman Finance Ltd.
152,000	3.875	01/15/27	147,260
Broadcom, Inc.
300,000	4.110	09/15/28	287,578

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Broadcom, Inc. – (continued)
$90,000	3.469%	04/15/34(e)	$76,299
60,000	3.187	11/15/36(e)	47,236
160,000	3.500	02/15/41(e)	121,758
Cisco Systems, Inc.
300,000	4.850	02/26/29	300,297
200,000	5.050	02/26/34	200,934
Corning, Inc.
67,000	5.350	11/15/48	64,344
45,000	4.375	11/15/57	36,884
Dell International LLC / EMC Corp.
152,000	6.020	06/15/26	153,866
137,000	4.900	10/01/26	136,007
150,000	5.250	02/01/28	151,016
66,000	5.750	02/01/33	68,038
Fiserv, Inc.
500,000	3.200	07/01/26	478,160
175,000	4.400	07/01/49	146,348
Hewlett Packard Enterprise Co.
100,000	6.350	10/15/45	103,254
Intel Corp.
500,000	4.875	02/10/28	500,190
377,000	5.700	02/10/53	384,205
International Business Machines Corp.
402,000	4.500	02/06/26	398,126
15,000	5.875	11/29/32	15,822
150,000	4.150	05/15/39	131,013
250,000	4.000	06/20/42	208,284
Jabil, Inc.
80,000	3.600	01/15/30	71,940
KLA Corp.
60,000	3.300	03/01/50	43,246
Kyndryl Holdings, Inc.
227,000	2.700	10/15/28	198,743
42,000	3.150	10/15/31	34,658
70,000	4.100	10/15/41	52,258
Lam Research Corp.
40,000	3.125	06/15/60	26,204
Leidos, Inc.
100,000	4.375	05/15/30	94,625
Meta Platforms, Inc.
300,000	4.950	05/15/33	300,123
Microsoft Corp.
65,000	3.300	02/06/27	62,870
15,000	3.500	02/12/35	13,633
143,000	4.200	11/03/35	137,387
104,000	4.250	02/06/47	95,641
300,000	2.525	06/01/50	193,247
84,000	4.000	02/12/55	72,083
20,000	2.675	06/01/60	12,644
Motorola Solutions, Inc.
158,000	2.750	05/24/31	131,449
NVIDIA Corp.
76,000	3.500	04/01/50	59,770
QUALCOMM, Inc.
76,000	4.300	05/20/47	66,284
Texas Instruments, Inc.
400,000	4.900	03/14/33	400,665

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
VeriSign, Inc.
$118,000	2.700%	06/15/31	$98,235

			7,695,593

Transportation – 0.5%
Burlington Northern Santa Fe LLC
302,000	5.200	04/15/54	296,896
CSX Corp.
250,000	4.100	11/15/32	233,795
100,000	4.500	11/15/52	88,058
FedEx Corp.
40,000	3.900	02/01/35	35,314
126,000	4.750	11/15/45	111,069
40,000	4.400	01/15/47	33,276
40,000	4.950	10/17/48	36,373
Norfolk Southern Corp.
200,000	5.350	08/01/54	195,968
Union Pacific Corp.
40,000	3.700	03/01/29	38,182
300,000	4.500	01/20/33	290,548
70,000	4.050	03/01/46	57,619
10,000	4.500	09/10/48	8,835
80,000	3.799	10/01/51	63,539
60,000	3.839	03/20/60	45,784
15,000	3.750	02/05/70	10,982
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
181,330	2.695	05/12/27	168,809
United Parcel Service, Inc.
400,000	4.875	03/03/33	398,215

			2,113,262

Water – 0.0%
Essential Utilities, Inc.
100,000	3.351	04/15/50	69,021

Wireless – 1.0%
American Tower Corp.
84,000	3.375	10/15/26	80,223
160,000	3.600	01/15/28	151,036
40,000	3.950	03/15/29	37,568
42,000	3.700	10/15/49	30,867
20,000	3.100	06/15/50	13,054
AT&T, Inc.
50,000	1.650	02/01/28	44,071
88,000	2.750	06/01/31	74,892
395,000	2.250	02/01/32	316,961
250,000	4.500	05/15/35	231,064
400,000	3.500	06/01/41	306,395
140,000	3.650	06/01/51	100,630
100,000	3.300	02/01/52	68,532
255,000	3.500	09/15/53	176,916
265,000	3.550	09/15/55	181,573
Crown Castle, Inc.
400,000	5.800	03/01/34	405,138
T-Mobile USA, Inc.
110,000	3.750	04/15/27	105,869
50,000	4.750	02/01/28	49,187
300,000	4.950	03/15/28	298,654
340,000	4.500	04/15/50	289,428
100,000	5.650	01/15/53	100,404

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
Verizon Communications, Inc.
$500,000	0.850%		11/20/25	$464,398
145,000	3.000		03/22/27	136,916
152,000	2.355		03/15/32	123,309
290,000	3.400		03/22/41	223,969
474,000	3.550		03/22/51	346,999
111,000	2.987		10/30/56	70,032
40,000	3.700		03/22/61	28,107

				4,456,192

TOTAL CORPORATE OBLIGATIONS (Cost $98,498,659)				91,752,800

U.S. Treasury Bonds – 9.8%
U.S. Treasury Bonds
3,923,000	4.500	(a)	02/15/36	4,061,368
6,151,000	4.375	(a)	02/15/38	6,226,357
6,088,000	3.875	(a)	08/15/40	5,695,457
15,084,000	2.500	(a)	02/15/45	10,939,463
9,328,000	2.500	(a)	05/15/46	6,680,597
13,294,000	2.250	(a)	02/15/52	8,704,090

TOTAL U.S. TREASURY BONDS (Cost $48,598,054)				42,307,332

Foreign Corporate Debt – 5.9%

Banks – 2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)
200,000	1.125		09/18/25	187,061
Banco Santander SA (Spain)
200,000	1.849		03/25/26	185,902
200,000	3.800		02/23/28	188,174
Bank of Montreal (Canada)
400,000	5.300		06/05/26	400,919
Bank of Nova Scotia (The) (Canada)
268,000	5.250		06/12/28	269,469
Barclays PLC (United Kingdom)
200,000	5.200		05/12/26	197,820
	(US 1 Year CMT T-Note + 3.050%)
300,000	7.325		11/02/26(c)	308,019
	(US 1 Year CMT T-Note + 3.000%)
300,000	5.746		08/09/33(c)	296,802
Canadian Imperial Bank of Commerce (Canada)
300,000	5.926		10/02/26	305,197
Cooperatieve Rabobank UA (Netherlands)
300,000	5.500		10/05/26	304,051
Credit Suisse AG (Switzerland)
400,000	7.500		02/15/28	430,074
Deutsche Bank AG (Germany)
	(SOFR + 1.318%)
449,000	2.552		01/07/28(c)	409,249
Export-Import Bank of China (The) (China)
284,000	3.625		07/31/24(e)	281,570
Export-Import Bank of Korea (South Korea)
340,000	2.625		05/26/26	322,818
270,000	1.250		09/21/30	216,538
300,000	2.500		06/29/41	213,346

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
HSBC Holdings PLC (United Kingdom)
	(SOFR + 3.030%)
$455,000	7.336%	11/03/26(c)	$468,523
370,000	4.950	03/31/30	362,901
	(SOFR + 1.187%)
300,000	2.804	05/24/32(c)	247,826
	(SOFR + 2.390%)
400,000	6.254	03/09/34(c)	416,132
	(SOFR + 2.650%)
200,000	6.332	03/09/44(c)	211,281
ING Groep NV (Netherlands)
354,000	4.550	10/02/28	344,196
Japan Bank for International Cooperation (Japan)
400,000	0.625	07/15/25	376,329
Korea Development Bank (The) (South Korea)
270,000	0.800	07/19/26	244,595
340,000	4.375	02/15/33	325,850
Kreditanstalt fuer Wiederaufbau (Germany)
500,000	0.375	07/18/25	470,524
Landwirtschaftliche Rentenbank (Germany)
70,000	0.875	03/30/26	64,826
Lloyds Banking Group PLC (United Kingdom)
	(US 1 Year CMT T-Note + 1.480%)
280,000	5.985	08/07/27(c)	281,958
300,000	4.375	03/22/28	289,495
Mitsubishi UFJ Financial Group, Inc. (Japan)
	(US 1 Year CMT T-Note + 1.950%)
458,000	5.017	07/20/28(c)	454,966
	(US 1 Year CMT T-Note + 1.970%)
400,000	5.406	04/19/34(c)	403,840
Mizuho Financial Group, Inc. (Japan)
	(US 1 Year CMT T-Note + 0.750%)
200,000	1.554	07/09/27(c)	183,222
400,000	3.170	09/11/27	374,330
NatWest Group PLC (United Kingdom)
	(US 5 Year CMT T-Note + 2.350%)
300,000	3.032	11/28/35(c)	248,201
Royal Bank of Canada (Canada)
111,000	3.875	05/04/32	102,047
Royal Bank of Canada, GMTN (Canada)
126,000	5.200	07/20/26	126,495
172,000	2.300	11/03/31	141,104
Santander UK Group Holdings PLC (United Kingdom)
	(SOFR + 1.475%)
282,000	2.896	03/15/32(c)	238,266
Sumitomo Mitsui Financial Group, Inc. (Japan)
400,000	5.520	01/13/28	406,927
400,000	5.766	01/13/33	414,464
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.375	07/30/24	195,991
200,000	0.625	05/14/25	189,573
Westpac Banking Corp. (Australia)
84,000	2.850	05/13/26	80,041

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Westpac Banking Corp. (Australia) – (continued)
$75,000	3.350%	03/08/27	$71,751
40,000	2.150	06/03/31	33,115
100,000	2.963	11/16/40	68,473
340,000	3.133	11/18/41	236,682
	(US 5 Year CMT T-Note + 2.000%)
10,000	4.110	07/24/34(c)	9,153
	(US 5 Year CMT T-Note + 1.530%)
42,000	3.020	11/18/36(c)	34,214

			12,634,300

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
300,000	4.350	04/15/30	282,966
15,000	3.500	03/30/51	10,626
Nomura Holdings, Inc. (Japan)
300,000	5.709	01/09/26	300,930

			594,522

Capital Goods – 0.0%
Johnson Controls International PLC (United States)
100,000	4.500	02/15/47	85,502

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
100,000	3.000	05/22/30	89,497

Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. (Japan)
110,000	2.534	03/10/27	102,661

Consumer Noncyclical – 0.1%
Ahold Finance USA LLC (Netherlands)
128,000	6.875	05/01/29	139,206
GlaxoSmithKline Capital, Inc. (United Kingdom)
84,000	6.375	05/15/38	94,422
Novartis Capital Corp. (Switzerland)
126,000	2.000	02/14/27	116,811
Takeda Pharmaceutical Co. Ltd. (Japan)
250,000	2.050	03/31/30	210,386

			560,825

Electric – 0.0%
Emera U.S. Finance LP (Canada)
50,000	4.750	06/15/46	40,682

Energy – 0.3%
Canadian Natural Resources Ltd. (Canada)
85,000	6.250	03/15/38	87,293
Canadian Natural Resources Ltd., GMTN (Canada)
100,000	4.950	06/01/47	87,496
Cenovus Energy, Inc. (Canada)
100,000	2.650	01/15/32	81,908
19,000	5.250	06/15/37	17,733
Enbridge, Inc. (Canada)
110,000	3.125	11/15/29	99,375
84,000	6.200	11/15/30	88,111
15,000	5.500	12/01/46	14,483
100,000	3.400	08/01/51	70,400

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Energy – (continued)
	(3M U.S. T-Bill MMY + 3.903%)
$15,000	6.250%	03/01/78(c)	$14,400
TotalEnergies Capital International SA (France)
185,000	3.455	02/19/29	174,019
200,000	2.829	01/10/30	180,291
100,000	3.127	05/29/50	69,636
TransCanada PipeLines Ltd. (Canada)
250,000	4.250	05/15/28	241,041
Transcanada Trust, Series 16-A (Canada)
	(3M USD LIBOR + 4.640%)
200,000	5.875	08/15/76(c)	193,000

			1,419,186

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
455,000	3.300	01/30/32	384,808

Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
180,000	4.900	02/01/46	168,626
Anheuser-Busch InBev Finance, Inc. (Belgium)
55,000	4.700	02/01/36	52,701
100,000	4.900	02/01/46	92,688
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500	06/01/30	277,433
46,000	4.375	04/15/38	42,139
8,000	4.600	04/15/48	7,196
108,000	5.550	01/23/49	110,956
90,000	4.750	04/15/58	81,507

			833,246

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
200,000	6.000	01/15/29	199,669

Insurance – 0.1%
Fairfax Financial Holdings Ltd. (Canada)
400,000	3.375	03/03/31	345,625

Internet – 0.1%
JD.com, Inc. (China)
200,000	3.875	04/29/26	193,892

Lodging – 0.1%
Sands China Ltd. (Macau)
319,000	3.250	08/08/31	265,966

Media – 0.0%
Grupo Televisa SAB (Mexico)
100,000	6.625	03/18/25	100,709

Mining – 0.1%
Southern Copper Corp. (Mexico)
55,000	3.875	04/23/25	53,792
85,000	5.875	04/23/45	84,958
Teck Resources Ltd. (Canada)
40,000	6.250	07/15/41	40,129

			178,879

Multi-National – 1.0%
Asian Development Bank, GMTN (Supranational)
400,000	0.625	10/08/24	389,075

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Multi-National – (continued)
Asian Development Bank, GMTN (Supranational) – (continued)
$400,000	1.000%	04/14/26	$370,917
400,000	2.625	01/12/27	379,819
400,000	2.750	01/19/28	376,139
European Investment Bank (Supranational)
400,000	0.375	03/26/26	367,225
400,000	3.875	03/15/28	392,561
Inter-American Development Bank, GMTN (Supranational)
300,000	1.750	03/14/25	290,083
400,000	2.000	06/02/26	377,808
International Bank for Reconstruction & Development, Series GDIF (Supranational)
400,000	2.500	07/29/25	387,207
International Finance Corp., GMTN (Supranational)
370,000	3.625	09/15/25	363,472
400,000	0.750	10/08/26	363,526

			4,057,832

Oil Company-Integrated – 0.3%
Petroleos Mexicanos (Mexico)
210,000	6.875	08/04/26	202,082
100,000	5.350	02/12/28	86,648
235,000	5.950	01/28/31	182,463
229,000	10.000	02/07/33	222,158
70,000	6.375	01/23/45	43,322
140,000	6.950	01/28/60	88,753
QatarEnergy (Qatar)
284,000	3.300	07/12/51(e)	197,313
Saudi Arabian Oil Co. (Saudi Arabia)
300,000	2.250	11/24/30(e)	251,256

			1,273,995

Pharmaceuticals – 0.1%
Astrazeneca Finance LLC (United Kingdom)
118,000	2.250	05/28/31	99,457
400,000	5.000	02/26/34	402,205

			501,662

Technology – 0.1%
NXP BV / NXP Funding LLC (China)
40,000	5.350	03/01/26	39,964
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
102,000	3.400	05/01/30	91,328
157,000	2.500	05/11/31	129,867
83,000	5.000	01/15/33	80,481

			341,640

Telecommunications – 0.1%
America Movil SAB de CV (Mexico)
280,000	3.625	04/22/29	260,425
200,000	2.875	05/07/30	175,560

			435,985

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
192,000	2.450	12/02/31	173,814

Wirelines – 0.1%
Deutsche Telekom International Finance BV (Germany)
15,000	8.750	06/15/30	17,706
Orange SA (France)
82,000	9.000	03/01/31	99,495

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Wirelines – (continued)
Telefonica Emisiones SA (Spain)
$260,000	4.895%	03/06/48	$224,746
Telefonica Europe BV (Spain)
50,000	8.250	09/15/30	56,861

			398,808

TOTAL FOREIGN CORPORATE DEBT (Cost $25,960,545)			25,213,705

Sovereign Debt Obligations – 2.6%

Sovereign – 2.6%
Abu Dhabi Government International Bond
282,000	2.125	09/30/24(e)	276,026
200,000	2.500	04/16/25(e)	193,718
200,000	1.625	06/02/28(e)	176,368
200,000	2.700	09/02/70(e)	115,955
Chile Government International Bond
370,000	2.750	01/31/27	346,195
200,000	2.450	01/31/31	170,158
200,000	3.860	06/21/47	157,401
200,000	3.500	01/25/50	145,723
China Government International Bond
200,000	0.750	10/26/24(e)	194,209
Colombia Government International Bond
200,000	3.875	04/25/27	187,957
200,000	4.500	03/15/29	182,568
100,000	6.125	01/18/41	85,493
220,000	5.000	06/15/45	157,630
Finance Department Government of Sharjah
300,000	4.000	07/28/50(e)	191,155
Hungary Government International Bond
300,000	6.125	05/22/28(e)	306,623
Indonesia Government International Bond
200,000	3.850	10/15/30	186,222
200,000	4.650	09/20/32	193,681
300,000	4.850	01/11/33	295,358
200,000	3.700	10/30/49	154,793
200,000	5.650	01/11/53	207,222
Israel Government International Bond
200,000	4.500	01/17/33	186,108
Malaysia Sovereign Sukuk Bhd
300,000	3.043	04/22/25(e)	293,446
Mexico Government International Bond
370,000	4.150	03/28/27	362,165
250,000	3.250	04/16/30	222,021
282,000	4.750	04/27/32	265,522
250,000	3.500	02/12/34	206,528
200,000	4.350	01/15/47	154,383
262,000	3.771	05/24/61	168,162
Panama Government International Bond
192,000	6.700	01/26/36	182,880
244,000	4.500	04/01/56	156,770
200,000	4.500	01/19/63	126,000
Perusahaan Penerbit SBSN Indonesia III
370,000	4.550	03/29/26(e)	367,225
200,000	2.800	06/23/30(e)	176,599
200,000	2.550	06/09/31(e)	170,134

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Sovereign – (continued)
Peruvian Government International Bond
$119,000	2.783%		01/23/31	$101,456
150,000	1.862		12/01/32	113,585
100,000	8.750		11/21/33	122,836
85,000	3.300		03/11/41	63,070
Philippine Government International Bond
200,000	3.750		01/14/29	189,298
370,000	2.457		05/05/30	319,238
220,000	5.609		04/13/33	227,965
229,000	6.375		10/23/34	251,607
200,000	2.650		12/10/45	132,024
Province of Alberta Canada
50,000	3.300		03/15/28	47,615
Province of Ontario Canada
30,000	1.050		05/21/27	26,865
30,000	1.600		02/25/31	24,756
Province of Quebec Canada
90,000	0.600		07/23/25	84,643
25,000	2.750		04/12/27	23,661
Qatar Government International Bond
280,000	3.400		04/16/25(e)	274,549
270,000	3.750		04/16/30(e)	258,102
200,000	4.817		03/14/49(e)	185,274
Republic of Poland Government International Bond
30,000	3.250		04/06/26	29,209
100,000	5.750		11/16/32	104,303
Romanian Government International Bond
16,000	3.000		02/14/31(e)	13,320
132,000	5.125		06/15/48(e)	110,045
Saudi Government International Bond
300,000	2.900		10/22/25(e)	288,596
300,000	4.750		01/18/28(e)	297,606
326,000	4.875		07/18/33(e)	319,762
300,000	5.000		01/18/53(e)	265,369
Uruguay Government International Bond
15,000	4.375		01/23/31	14,662
214,000	5.100		06/18/50	205,841

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,812,040)				11,057,655

U.S. Government Agency Obligations – 0.2%
Federal Home Loan Banks
200,000	0.375		09/04/25	187,353
250,000	1.250		12/21/26	228,879
Federal Home Loan Mortgage Corp., MTN
700,000	–		11/15/38(d)	346,262

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $790,093)				762,494

U.S. Treasury Obligations – 4.4%

U.S. Treasury Bonds
11,893,000	2.750	(a)	08/15/42	9,260,011
6,192,000	2.375	(a)	11/15/49	4,214,693

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

U.S. Treasury Bonds – (continued)
$8,449,000	2.000	%(a)	02/15/50	$5,262,363

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,998,103)				18,737,067

Shares	Dividend Rate			Value

Investment Company – 5.8%(f)

Goldman Sachs Financial Square Government Fund - Institutional Shares
24,871,043	5.219%			24,871,043
(Cost $24,871,043)

TOTAL INVESTMENTS – 107.9% (Cost $484,415,966)				$464,096,685

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.9)%				(33,798,476)

NET ASSETS – 100.0%				$430,298,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $42,438,046 which represents approximately 9.9% of the Fund’s net assets as of February 29, 2024.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2024.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At February 29, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value

FNMA	2.000%	TBA-15yr	03/01/54	$(1,000,000)	$(882,109)
FNMA	2.500	TBA-30yr	03/01/54	(11,000,000)	(9,038,047)
FNMA	4.500	TBA-30yr	03/01/54	(1,000,000)	(946,563)
FNMA	5.000	TBA-30yr	03/01/54	(2,000,000)	(1,940,000)
GNMA	2.500	TBA-30yr	03/01/54	(1,000,000)	(846,797)

Total (Proceed Receivable $13,799,649)					$(13,653,516)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 27.1%
Ally Auto Receivables Trust, Series 2022-1, Class A3
$2,665,362	3.310%	11/15/26	$2,627,514
American Express Credit Account Master Trust, Series 2022-2, Class A
6,000,000	3.390	05/15/27	5,869,276
American Express Credit Account Master Trust, Series 2023-1, Class A
2,100,000	4.870	05/15/28	2,095,402
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A
	(3M U.S. T-Bill MMY + 1.312%)
665,847	6.631	01/28/31(a)(b)	666,968
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440	09/15/26	496,855
BA Credit Card Trust, Series 2022-A1, Class A1
3,075,000	3.530	11/15/27	3,009,302
BA Credit Card Trust, Series 2022-A2, Class A2
2,100,000	5.000	04/15/28	2,096,774
Bank of America Auto Trust, Series 2023-2A, Class A2
1,325,000	5.850	08/17/26(a)	1,329,027
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
2,400,000	0.630	07/15/27	2,336,962
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
	(SOFR + 0.900%)
2,050,000	6.225	08/15/28(b)	2,053,040
Barings CLO Ltd., Series 2018-3A, Class A1
	(3M U.S. T-Bill MMY + 1.212%)
110,360	6.529	07/20/29(a)(b)	110,428
BBCMS Mortgage Trust, Series 2018-C2, Class ASB
509,531	4.236	12/15/51	493,265
BlueMountain CLO Ltd., Series 2013-2A, Class A1R
	(3M U.S. T-Bill MMY + 1.442%)
572,224	6.759	10/22/30(a)(b)	572,469
BSPDF Issuer Ltd., Series 2021-FL1, Class A
	(1M U.S. T-Bill MMY + 1.314%)
1,130,276	6.632	10/15/36(a)(b)	1,109,168
BX, Series 2021-MFM1, Class A
	(1M U.S. T-Bill MMY + 0.814%)
76,626	6.132	01/15/34(a)(b)	76,051
BX Trust, Series 2021-ARIA, Class A
	(1M U.S. T-Bill MMY + 1.014%)
1,300,000	6.332	10/15/36(a)(b)	1,281,129
BXHPP Trust, Series 2021-FILM, Class A
	(1M U.S. T-Bill MMY + 0.764%)
1,850,000	6.082	08/15/36(a)(b)	1,771,080
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
4,800,000	3.490	05/15/27	4,701,163
CARDS II Trust, Series 2021-1A, Class A
3,125,000	0.602	04/15/27(a)	3,106,388
Carlyle US CLO Ltd., Series 2017-2A, Class A1R
	(3M U.S. T-Bill MMY + 1.312%)
1,685,850	6.629	07/20/31(a)(b)	1,687,499

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
$245,000	3.865%	01/10/48	$236,469
CIFC Falcon 2020 Ltd., Series 2019-FAL, Class A
	(3M U.S. T-Bill MMY + 1.262%)
3,800,000	6.579	01/20/33(a)(b)	3,801,877
CIFC Funding Ltd., Series 2017-2A, Class AR
	(3M U.S. T-Bill MMY + 1.212%)
413,749	6.529	04/20/30(a)(b)	414,100
CIFC Funding Ltd., Series 2017-3A, Class A1
	(3M U.S. T-Bill MMY + 1.482%)
1,789,416	6.799	07/20/30(a)(b)	1,791,923
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
1,300,000	5.230	12/08/27	1,303,119
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5
219,897	3.855	05/10/47	219,007
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB
52,891	2.984	04/10/48	52,480
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4
3,000,000	3.778	09/10/58	2,841,593
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3
2,738,532	3.050	04/10/49	2,629,485
COMM Mortgage Trust, Series 2013-CR12, Class A4
86,010	4.046	10/10/46	82,832
COMM Mortgage Trust, Series 2014-CR19, Class A5
3,350,000	3.796	08/10/47	3,326,329
COMM Mortgage Trust, Series 2015-CR24, Class ASB
127,568	3.445	08/10/48	126,010
COMM Mortgage Trust, Series 2015-CR25, Class A3
1,967,088	3.505	08/10/48	1,910,358
COMM Mortgage Trust, Series 2015-CR26, Class ASB
297,549	3.373	10/10/48	293,135
COMM Mortgage Trust, Series 2016-DC2, Class A4
467,107	3.497	02/10/49	455,407
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A
	(1M U.S. T-Bill MMY + 1.027%)
1,296,774	6.345	05/15/36(a)(b)	1,295,970
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
1,300,000	3.718	08/15/48	1,259,532
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
169,873	2.756	08/10/49	164,254
Discover Card Execution Note Trust, Series 2017-A5, Class A5
	(1M U.S. T-Bill MMY + 0.714%)
2,000,000	6.032	12/15/26(b)	2,002,952
Discover Card Execution Note Trust, Series 2023-A1, Class A
2,925,000	4.310	03/15/28	2,886,143
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
	(3M U.S. T-Bill MMY + 1.162%)
170,599	6.476	04/15/29(a)(b)	170,509

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Edsouth Indenture No 3 LLC, Series 2012-2, Class A
	(SOFR + 0.844%)
$13,891	6.166%	04/25/39(a)(b)	$13,883
Educational Funding of the South, Inc., Series 2011-1, Class A2
	(SOFR + 0.912%)
28,656	6.273	04/25/35(b)	28,615
EFS Volunteer LLC, Series 2010-1, Class A2
	(SOFR + 1.112%)
51,047	6.473	10/25/35(a)(b)	51,059
Extended Stay America Trust, Series 2021-ESH, Class A
	(1M U.S. T-Bill MMY + 1.194%)
1,327,233	6.512	07/15/38(a)(b)	1,325,987
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR
	(3M U.S. T-Bill MMY + 1.342%)
1,000,000	6.667	11/16/34(a)(b)	1,001,345
Ford Credit Auto Owner Trust, Series 2022-A, Class A3
1,939,170	1.290	06/15/26	1,889,731
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
2,425,000	5.680	09/15/26	2,427,892
GM Financial Automobile Leasing Trust, Series 2023-2, Class A3
5,235,000	5.050	07/20/26	5,213,698
GM Financial Consumer Automobile Receivables Trust, Series 2022-1, Class A3
3,323,952	1.260	11/16/26	3,228,527
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
1,500,000	5.340	06/15/28(a)	1,504,797
Goal Capital Funding Trust, Series 2010-1, Class A
	(3M USD LIBOR + 0.700%)
86,463	6.320	08/25/48(a)(b)	85,860
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class A
	(3M U.S. T-Bill MMY + 1.332%)
3,000,000	6.649	01/20/33(a)(b)	3,000,111
Great Wolf Trust, Series 2019-WOLF, Class A
	(1M U.S. T-Bill MMY + 1.348%)
3,250,000	6.666	12/15/36(a)(b)	3,248,045
HalseyPoint CLO Ltd., Series 2020-3A, Class A1A
	(3M U.S. T-Bill MMY + 1.712%)
500,000	7.029	11/30/32(a)(b)	500,372
Hayfin US XII Ltd., Series 2018-8A, Class A
	(3M U.S. T-Bill MMY + 1.382%)
2,625,863	6.699	04/20/31(a)(b)	2,626,188
Honda Auto Receivables 2021-3 Owner Trust, Series 2021-3, Class A3
485,155	0.410	11/18/25	474,471
Honda Auto Receivables 2021-4 Owner Trust, Series 2021-4, Class A3
1,482,169	0.880	01/21/26	1,442,963
Honda Auto Receivables 2023-2 Owner Trust, Series 2023-2, Class A2
1,732,590	5.410	04/15/26	1,731,308

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Honda Auto Receivables 2023-4 Owner Trust, Series 2023-4, Class A2
$2,900,000	5.870%	06/22/26	$2,910,729
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4
3,800,000	1.320	12/15/25(a)	3,768,694
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
1,402,458	5.470	09/15/25(a)	1,401,407
Hyundai Auto Receivables Trust, Series 2020-C, Class A4
4,000,000	0.490	11/16/26	3,920,073
Hyundai Auto Receivables Trust, Series 2021-C, Class A3
1,131,423	0.740	05/15/26	1,104,326
Hyundai Auto Receivables Trust, Series 2022-C, Class A3
3,625,000	5.390	06/15/27	3,627,630
Hyundai Auto Receivables Trust, Series 2023-C, Class A2A
3,050,000	5.800	01/15/27	3,060,871
LCM XV LP, Series 2021-15A, Class AR2
	(3M U.S. T-Bill MMY + 1.262%)
1,165,608	6.579	07/20/30(a)(b)	1,167,402
Madison Park Funding Ltd., Series 2019-37A, Class AR
	(3M U.S. T-Bill MMY + 1.332%)
1,500,000	6.646	07/15/33(a)(b)	1,502,433
Marathon CLO Ltd., Series 2019-1A, Class AANR
	(3M U.S. T-Bill MMY + 1.582%)
2,200,000	6.896	04/15/32(a)(b)	2,203,502
Master Credit Card Trust, Series 2021-1A, Class A
1,400,000	0.530	11/21/25(a)	1,383,589
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2
286,520	5.260	10/15/25	286,375
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3
4,381,080	3.058	05/15/49	4,200,899
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class ASB
325,220	2.860	11/15/49	313,776
Nelnet Student Loan Trust, Series 2016-1A, Class A
	(SOFR + 0.914%)
282,292	6.236	09/25/65(a)(b)	280,516
Nissan Auto Lease Trust, Series 2023-A, Class A3
6,000,000	4.910	01/15/26	5,974,150
Nissan Auto Lease Trust, Series 2023-B, Class A2A
1,608,042	5.740	08/15/25	1,608,443
Northstar Education Finance, Inc., Series 2012-1, Class A
	(SOFR + 0.814%)
21,018	6.136	12/26/31(a)(b)	20,722
ONE PARK Mortgage Trust, Series 2021-PARK, Class A
	(1M U.S. T-Bill MMY + 0.814%)
908,000	6.132	03/15/36(a)(b)	883,736
OZLM Ltd., Series 2015-11A, Class A1R
	(3M U.S. T-Bill MMY + 1.512%)
102,936	6.829	10/30/30(a)(b)	102,922
Regata Funding Ltd., Series 2019-1A, Class AR
	(3M U.S. T-Bill MMY + 1.362%)
2,000,000	6.676	10/15/32(a)(b)	2,002,180

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Rhode Island Student Loan Authority, Series 2012-1, Class A1
	(SOFR + 1.014%)
$445,339	6.334%	07/01/31(b)	$445,161
Rhode Island Student Loan Authority, Series 2014-1, Class A1
	(SOFR + 0.814%)
45,991	6.134	10/02/28(b)	45,285
SLC Student Loan Trust, Series 2007-1, Class A4
	(SOFR + 0.322%)
548,119	5.681	05/15/29(b)	546,416
SLC Student Loan Trust, Series 2010-1, Class A
	(SOFR + 1.137%)
94,361	6.495	11/25/42(b)	94,498
SLM Student Loan Trust, Series 2004-10, Class A7B
	(SOFR + 0.862%)
32,802	6.223	10/25/29(a)(b)	32,801
SOUND POINT CLO XXII Ltd., Series 2019-1A, Class AR
	(3M U.S. T-Bill MMY + 1.342%)
600,000	6.659	01/20/32(a)(b)	600,207
Stratus CLO Ltd., Series 2021-2A, Class A
	(3M U.S. T-Bill MMY + 1.162%)
2,871,945	6.479	12/28/29(a)(b)	2,873,792
STWD Trust, Series 2021-FLWR, Class A
	(1M U.S. T-Bill MMY + 0.691%)
1,350,000	6.009	07/15/36(a)(b)	1,333,964
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR
	(3M U.S. T-Bill MMY + 1.482%)
1,100,000	6.807	08/16/34(a)(b)	1,101,758
TCW CLO Ltd., Series 2019-2A, Class A1R
	(3M U.S. T-Bill MMY + 1.280%)
3,500,000	6.598	10/20/32(a)(b)	3,501,050
TCW CLO Ltd., Series 2022-1A, Class A1
	(3M U.S. T-Bill MMY + 1.340%)
3,500,000	6.658	04/22/33(a)(b)	3,501,148
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
1,400,156	0.710	04/15/26	1,363,931
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A3
1,825,000	5.300	09/15/27	1,827,985
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
2,595,000	4.710	02/15/28	2,576,411
Tralee CLO II Ltd., Series 2013-1A, Class AR
	(3M U.S. T-Bill MMY + 1.582%)
54,992	6.899	07/20/29(a)(b)	55,014
Trimaran Cavu Ltd., Series 2021-1A, Class A
	(3M U.S. T-Bill MMY + 1.472%)
1,000,000	6.787	04/23/32(a)(b)	1,000,531
Trysail CLO Ltd., Series 2021-1A, Class A1
	(3M U.S. T-Bill MMY + 1.582%)
3,000,000	6.899	07/20/32(a)(b)	3,002,301
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB
682,435	3.264	08/15/50	660,567

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Voya CLO Ltd., Series 2015-1A, Class A1R
	(3M U.S. T-Bill MMY + 1.162%)
$35,279	6.460%	01/18/29(a)(b)	$35,305
Voya CLO Ltd., Series 2019-2A, Class A
	(3M U.S. T-Bill MMY + 1.532%)
700,000	6.849	07/20/32(a)(b)	701,197
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class ASB
46,374	3.487	11/15/48	45,316
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3
1,422,360	3.294	01/15/59	1,370,162
World Omni Automobile Lease Securitization Trust, Series 2023- A, Class A2A
1,034,876	5.470	11/17/25	1,033,949
Zais CLO Ltd., Series 2020-15A, Class A1R
	(3M U.S. T-Bill MMY + 1.612%)
1,000,000	6.931	07/28/32(a)(b)	1,000,216

TOTAL ASSET-BACKED SECURITIES (Cost $164,732,435)			165,021,436

Foreign Corporate Debt – 20.8%

Banks – 17.8%
Banco Santander SA (Spain)
	(US 1 Year CMT T-Note + 0.450%)
1,000,000	5.742	06/30/24(b)	999,483
800,000	3.496	03/24/25	783,911
Bank of Montreal (Canada)
1,760,000	5.920	09/25/25	1,778,142
	(SOFRINDX + 1.160%)
3,133,000	6.514	12/11/26(b)	3,162,860
Bank of Nova Scotia (The) (Canada)
1,620,000	5.250	12/06/24	1,616,832
2,866,000	5.450	06/12/25	2,868,000
Banque Federative du Credit Mutuel SA (France)
2,089,000	4.524	07/13/25(a)	2,065,258
	(SOFR + 1.130%)
3,096,000	6.475	01/23/27(a)(b)	3,119,080
BPCE SA (France)
	(SOFR + 0.960%)
4,041,000	6.313	09/25/25(a)(b)	4,064,435
3,133,000	5.100	01/26/26(a)	3,121,957
Canadian Imperial Bank of Commerce (Canada)
	(SOFR + 1.220%)
1,851,000	6.571	10/02/26(b)	1,869,038
Cooperatieve Rabobank UA (Netherlands)
	(SOFRINDX + 0.900%)
1,156,000	6.246	10/05/26(b)	1,161,895
Cooperatieve Rabobank UA, MTN (Netherlands)
952,000	5.500	07/18/25	956,318
Credit Suisse AG (Switzerland)
	(SOFRINDX + 1.260%)
3,000,000	6.604	02/21/25(b)	3,008,957
Credit Suisse AG, MTN (Switzerland)
1,923,000	3.625	09/09/24	1,901,885

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Deutsche Bank AG (Germany)
$638,000	4.162%	05/13/25	$627,915
DNB Bank ASA (Norway)
	(SOFRINDX + 0.810%)
5,455,000	2.968	03/28/25(a)(b)	5,443,832
	(US 1 Year CMT T-Note + 0.330%)
1,353,000	0.856	09/30/25(a)(b)	1,314,402
Federation des Caisses Desjardins du Quebec (Canada)
1,817,000	4.400	08/23/25(a)	1,790,896
HSBC Holdings PLC (United Kingdom)
	(SOFR + 0.708%)
1,033,000	0.976	05/24/25(b)	1,021,106
	(3M U.S. T-Bill MMY + 1.402%)
5,336,000	2.633	11/07/25(b)	5,216,765
ING Groep NV (Netherlands)
2,143,000	4.625	01/06/26(a)	2,116,138
	(SOFRINDX + 1.640%)
2,716,000	6.993	03/28/26(b)	2,738,122
Intesa Sanpaolo SpA (Italy)
3,147,000	7.000	11/21/25(a)	3,202,039
Intesa Sanpaolo SpA, Series XR (Italy)
2,171,000	3.250	09/23/24(a)	2,140,597
Lloyds Banking Group PLC (United Kingdom)
1,000,000	4.450	05/08/25	986,979
	(US 1 Year CMT T-Note + 3.500%)
1,913,000	3.870	07/09/25(b)	1,898,895
Macquarie Bank Ltd. (Australia)
	(SOFR + 1.240%)
1,851,000	6.594	06/15/26(a)(b)	1,864,122
Macquarie Group Ltd. (Australia)
1,032,000	6.207	11/22/24(a)	1,034,931
Mitsubishi UFJ Financial Group, Inc. (Japan)
1,000,000	2.193	02/25/25	968,873
736,000	1.412	07/17/25	697,326
	(US 1 Year CMT T-Note + 0.450%)
1,961,000	0.962	10/11/25(b)	1,902,583
	(SOFR + 0.940%)
1,283,000	6.284	02/20/26(b)	1,286,363
NatWest Markets PLC (United Kingdom)
858,000	3.479	03/22/25(a)	839,750
Nordea Bank Abp (Finland)
2,236,000	4.750	09/22/25(a)	2,218,203
Royal Bank of Canada, GMTN (Canada)
	(SOFRINDX + 0.440%)
2,000,000	5.785	01/21/25(b)	2,001,211
	(SOFRINDX + 1.080%)
1,218,000	6.425	07/20/26(b)	1,231,703
Santander UK Group Holdings PLC (United Kingdom)
	(SOFR + 0.787%)
1,522,000	1.089	03/15/25(b)	1,519,145
Skandinaviska Enskilda Banken AB (Sweden)
1,708,000	0.850	09/02/25(a)	1,600,177
	(SOFR + 0.890%)
2,627,000	6.236	03/05/27(a)(b)(c)	2,630,439

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Societe Generale SA (France)
	(US 1 Year CMT T-Note + 1.050%)
$1,660,000	2.226%	01/21/26(a)(b)	$1,603,392
Standard Chartered PLC (United Kingdom)
	(3M USD LIBOR + 1.209%)
1,848,000	2.819	01/30/26(a)(b)	1,793,213
Sumitomo Mitsui Financial Group, Inc. (Japan)
5,939,000	1.474	07/08/25	5,645,406
Sumitomo Mitsui Trust Bank Ltd. (Japan)
733,000	1.050	09/12/25(a)	686,094
Svenska Handelsbanken AB (Sweden)
2,268,000	3.650	06/10/25(a)	2,223,171
	(SOFR + 1.250%)
2,647,000	6.604	06/15/26(a)(b)	2,677,082
Swedbank AB (Sweden)
	(SOFRINDX + 1.380%)
3,688,000	6.734	06/15/26(a)(b)	3,732,775
Toronto-Dominion Bank (The), MTN (Canada)
	(SOFR + 0.410%)
4,000,000	5.755	01/10/25(b)	4,000,109
	(SOFR + 1.080%)
2,506,000	6.426	07/17/26(b)	2,530,446
UBS AG/London (Switzerland)
	(SOFR + 0.930%)
1,462,000	6.284	09/11/25(b)	1,469,723
UBS Group AG (Switzerland)
1,300,000	4.125	09/24/25(a)	1,271,632

			108,403,606

Consumer Cyclical – 1.4%
Mercedes-Benz Finance North America LLC (Germany)
873,000	4.900	01/09/26(a)	869,691
	(SOFR + 0.670%)
1,519,000	6.015	01/09/26(a)(b)	1,519,210
Volkswagen Group of America Finance LLC (Germany)
4,450,000	5.800	09/12/25(a)	4,467,242
	(SOFR + 0.930%)
1,467,000	6.284	09/12/25(a)(b)	1,468,487

			8,324,630

Distributors – 0.4%
Daimler Truck Finance North America LLC (Germany)
2,421,000	5.600	08/08/25(a)	2,425,284

Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4,584,000	1.650	10/29/24	4,462,389

Financials Company – 0.3%
LeasePlan Corp. NV (Netherlands)
1,666,000	2.875	10/24/24(a)	1,630,575

Insurance – 0.2%
Great-West Lifeco U.S. Finance 2020 LP (Canada)
1,674,000	0.904	08/12/25(a)	1,569,154

TOTAL FOREIGN CORPORATE DEBT (Cost $126,233,943)			126,815,638

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 19.9%

FHLMC REMIC
	(RFUCCT1Y + 1.801%)
$3,056,242	5.783%	10/01/43(b)	$3,121,624
	(RFUCCT1Y + 1.785%)
571,122	5.799	10/01/44(b)	580,762
	(RFUCCT1Y + 1.619%)
6,006,012	5.735	01/01/46(b)	6,116,018
FHLMC REMIC, Series 2003-2682, Class FB
	(SOFR + 1.014%)
139,601	6.339	10/15/33(b)	139,733
FHLMC REMIC, Series 2003-2711, Class FA
	(SOFR + 1.114%)
136,379	6.439	11/15/33(b)	136,965
FHLMC REMIC, Series 2005-3033, Class FG
	(SOFR + 0.464%)
415,175	5.789	09/15/35(b)	407,841
FHLMC REMIC, Series 2007-3298, Class FC
	(SOFR + 0.534%)
88,398	5.859	04/15/37(b)	86,411
FHLMC REMIC, Series 2007-3314, Class FC
	(SOFR + 0.514%)
19,778	5.839	12/15/36(b)	19,421
FHLMC REMIC, Series 2007-3316, Class FB
	(SOFR + 0.414%)
488,692	5.739	08/15/35(b)	479,753
FHLMC REMIC, Series 2007-3371, Class FA
	(SOFR + 0.714%)
100,269	6.039	09/15/37(b)	99,032
FHLMC REMIC, Series 2009-3593, Class CF
	(SOFR + 0.714%)
1,080,060	6.039	02/15/36(b)	1,072,510
FHLMC REMIC, Series 2011-3895, Class FM
	(SOFR + 0.464%)
21,161	5.789	12/15/40(b)	21,142
FHLMC REMIC, Series 2012-4040, Class FW
	(SOFR + 0.484%)
304,514	5.809	05/15/32(b)	301,546
FHLMC REMIC, Series 2012-4057, Class FE
	(SOFR + 0.564%)
669,876	5.889	06/15/42(b)	657,911
FHLMC REMIC, Series 2012-4068, Class UF
	(SOFR + 0.614%)
170,104	5.939	06/15/42(b)	166,442
FHLMC REMIC, Series 2012-4098, Class MF
	(SOFR + 0.414%)
135,257	5.739	11/15/41(b)	134,068
FHLMC REMIC, Series 2012-4107, Class MF
	(SOFR + 0.514%)
1,422,381	5.839	09/15/42(b)	1,389,247
FHLMC REMIC, Series 2012-4126, Class GF
	(SOFR + 0.514%)
1,957,933	5.839	11/15/42(b)	1,909,937
FHLMC REMIC, Series 2013-4203, Class QF
	(SOFR + 0.364%)
946,574	5.689	05/15/43(b)	925,903
FHLMC REMIC, Series 2013-4215, Class NF
	(SOFR + 0.464%)
665,098	5.789	06/15/43(b)	644,468

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FHLMC REMIC, Series 2013-4240, Class FA
	(SOFR + 0.614%)
$2,291,983	5.939%	08/15/43(b)	$2,248,314
FHLMC REMIC, Series 2013-4248, Class FL
	(SOFR + 0.564%)
68,696	5.889	05/15/41(b)	67,644
FHLMC REMIC, Series 2013-4263, Class FB
	(SOFR + 0.514%)
49,712	5.839	11/15/43(b)	48,696
FHLMC REMIC, Series 2013-4272, Class FD
	(SOFR + 0.464%)
52,944	5.789	11/15/43(b)	51,946
FHLMC REMIC, Series 2017-4678, Class AF
	(SOFR + 0.514%)
1,556,213	5.653	12/15/42(b)	1,532,858
FHLMC REMIC, Series 2017-4719, Class AF
	(SOFR + 0.464%)
2,797,528	5.789	09/15/47(b)	2,710,500
FHLMC REMIC, Series 2018-4787, Class ZS
675,814	5.000	07/01/48	666,756
FHLMC REMIC, Series 2018-4818, Class FC
	(SOFR + 0.414%)
189,850	5.739	04/15/48(b)	181,826
FHLMC REMIC, Series 2018-4852, Class BF
	(SOFR + 0.514%)
1,221,076	5.839	12/15/48(b)	1,181,646
FHLMC REMIC, Series 2019-4897, Class F
	(SOFR + 0.514%)
1,016,893	5.839	07/15/49(b)	992,166
FHLMC REMIC, Series 2019-4903, Class F
	(SOFR + 0.564%)
157,294	5.889	09/15/48(b)	151,733
FHLMC REMIC, Series 2019-4906, Class NF
	(SOFR + 0.514%)
1,308,192	5.637	03/15/38(b)	1,271,306
FHLMC REMIC, Series 2019-4942, Class FA
	(SOFR + 0.614%)
1,011,518	5.936	01/25/50(b)	989,997
FHLMC REMIC, Series 2020-5002, Class FJ
	(SOFR + 0.514%)
170,444	5.836	07/25/50(b)	165,910
FHLMC REMIC, Series 2020-5031, Class FA
	(SOFR + 0.300%)
2,252,125	5.625	08/15/43(b)	2,162,659
FHLMC STRIPS, Series 2006-239, Class F22
	(SOFR + 0.464%)
146,541	5.789	08/15/36(b)	143,833
FHLMC STRIPS, Series 2006-239, Class F30
	(SOFR + 0.414%)
366,352	5.739	08/15/36(b)	359,764
FNMA REMIC, Series 2002-53, Class FY
	(SOFR + 0.614%)
159,185	5.936	08/25/32(b)	158,237
FNMA REMIC, Series 2004-54, Class FL
	(SOFR + 0.514%)
76,512	5.836	07/25/34(b)	76,157
FNMA REMIC, Series 2004-54, Class FN
	(SOFR + 0.564%)
219,998	5.886	07/25/34(b)	218,381

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2005-103, Class FC
	(SOFR + 0.614%)
$7,252,944	5.936%	07/25/35(b)	$7,172,522
FNMA REMIC, Series 2005-120, Class FE
	(SOFR + 0.634%)
319,983	5.956	01/25/36(b)	316,172
FNMA REMIC, Series 2005-87, Class FE
	(SOFR + 0.564%)
351,760	5.886	10/25/35(b)	347,136
FNMA REMIC, Series 2006-110, Class AF
	(SOFR + 0.444%)
2,011,549	5.766	11/25/36(b)	1,974,985
FNMA REMIC, Series 2006-16, Class FC
	(SOFR + 0.414%)
78,766	5.736	03/25/36(b)	77,707
FNMA REMIC, Series 2006-36, Class FB
	(SOFR + 0.414%)
41,142	5.736	05/25/36(b)	40,297
FNMA REMIC, Series 2006-42, Class PF
	(SOFR + 0.524%)
72,932	5.846	06/25/36(b)	72,008
FNMA REMIC, Series 2006-44, Class FP
	(SOFR + 0.514%)
789,888	5.836	06/25/36(b)	778,735
FNMA REMIC, Series 2006-61, Class FD
	(SOFR + 0.474%)
146,427	5.796	07/25/36(b)	143,789
FNMA REMIC, Series 2006-79, Class DF
	(SOFR + 0.464%)
334,756	5.786	08/25/36(b)	330,126
FNMA REMIC, Series 2006-88, Class AF
	(SOFR + 0.574%)
308,567	5.896	09/25/36(b)	303,745
FNMA REMIC, Series 2007-35, Class PF
	(SOFR + 0.364%)
54,087	5.686	04/25/37(b)	52,862
FNMA REMIC, Series 2007-67, Class FB
	(SOFR + 0.434%)
124,865	5.756	07/25/37(b)	121,940
FNMA REMIC, Series 2008-1, Class CF
	(SOFR + 0.814%)
41,295	6.136	02/25/38(b)	40,859
FNMA REMIC, Series 2009-110, Class FG
	(SOFR + 0.864%)
164,666	6.186	01/25/40(b)	164,226
FNMA REMIC, Series 2010-113, Class FA
	(SOFR + 0.514%)
118,632	5.836	10/25/40(b)	117,076
FNMA REMIC, Series 2010-116, Class FE
	(SOFR + 0.514%)
149,283	5.836	10/25/40(b)	147,139
FNMA REMIC, Series 2010-141, Class FB
	(SOFR + 0.584%)
90,420	5.906	12/25/40(b)	88,760
FNMA REMIC, Series 2010-15, Class FJ
	(SOFR + 1.044%)
288,369	6.366	06/25/36(b)	289,256

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2010-39, Class FE
	(SOFR + 0.884%)
$458,285	6.206%	06/25/37(b)	$457,193
FNMA REMIC, Series 2010-39, Class FG
	(SOFR + 1.034%)
195,125	6.356	03/25/36(b)	195,595
FNMA REMIC, Series 2010-46, Class WF
	(SOFR + 0.864%)
1,463,079	6.186	05/25/40(b)	1,446,145
FNMA REMIC, Series 2010-49, Class FB
	(SOFR + 0.864%)
136,112	6.186	05/25/40(b)	135,152
FNMA REMIC, Series 2010-59, Class FN
	(SOFR + 0.844%)
1,557,634	6.166	06/25/40(b)	1,542,373
FNMA REMIC, Series 2011-53, Class FT
	(SOFR + 0.694%)
130,957	6.016	06/25/41(b)	129,193
FNMA REMIC, Series 2011-87, Class FJ
	(SOFR + 0.664%)
125,557	5.986	09/25/41(b)	123,171
FNMA REMIC, Series 2012-101, Class FC
	(SOFR + 0.614%)
108,579	5.936	09/25/42(b)	105,818
FNMA REMIC, Series 2012-14, Class BF
	(SOFR + 0.714%)
658,699	6.036	03/25/42(b)	648,748
FNMA REMIC, Series 2012-37, Class BF
	(SOFR + 0.614%)
137,361	5.936	12/25/35(b)	135,694
FNMA REMIC, Series 2013-10, Class KF
	(SOFR + 0.414%)
88,211	5.736	02/25/43(b)	86,274
FNMA REMIC, Series 2013-130, Class FB
	(SOFR + 0.564%)
85,215	5.886	01/25/44(b)	83,317
FNMA REMIC, Series 2013-19, Class DF
	(SOFR + 0.414%)
466,169	5.736	09/25/41(b)	462,285
FNMA REMIC, Series 2013-2, Class QF
	(SOFR + 0.614%)
57,000	5.936	02/25/43(b)	56,083
FNMA REMIC, Series 2014-17, Class FE
	(SOFR + 0.664%)
723,819	5.986	04/25/44(b)	708,227
FNMA REMIC, Series 2014-28, Class FD
	(SOFR + 0.564%)
1,605,983	5.886	05/25/44(b)	1,578,685
FNMA REMIC, Series 2014-47, Class AF
	(SOFR + 0.464%)
293,323	5.658	08/25/44(b)	289,538
FNMA REMIC, Series 2015-27, Class KF
	(SOFR + 0.414%)
74,188	5.736	05/25/45(b)	72,959
FNMA REMIC, Series 2015-87, Class BF
	(SOFR + 0.414%)
333,105	5.736	12/25/45(b)	325,118

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2016-49, Class EF
	(SOFR + 0.514%)
$766,852	5.836%	08/25/46(b)	$754,385
FNMA REMIC, Series 2016-9335, Class AL
	(RFUCCT1Y + 1.797%)
7,969,569	5.956	12/01/40(b)	8,176,513
FNMA REMIC, Series 2017-16, Class FA
	(SOFR + 0.564%)
656,631	5.886	03/25/47(b)	635,684
FNMA REMIC, Series 2017-91, Class GF
	(SOFR + 0.464%)
1,559,879	5.786	11/25/47(b)	1,502,185
FNMA REMIC, Series 2018-15, Class JF
	(SOFR + 0.414%)
865,433	5.736	03/25/48(b)	830,659
FNMA REMIC, Series 2018-3385, Class MA
790,446	4.500	06/01/48	760,510
FNMA REMIC, Series 2018-4, Class FM
	(SOFR + 0.414%)
2,098,860	5.736	02/25/48(b)	2,014,036
FNMA REMIC, Series 2019-41, Class FM
	(SOFR + 0.564%)
1,016,335	5.886	08/25/49(b)	981,273
FNMA REMIC, Series 2019-6, Class KF
	(SOFR + 0.564%)
1,676,908	5.886	03/25/49(b)	1,631,969
FNMA REMIC, Series 2020-6347, Class BM
	(RFUCCT1Y + 1.736%)
8,739,184	5.702	02/01/41(b)	8,948,515
FNMA REMIC, Series 2023-7262, Class BM
	(RFUCCT1Y + 1.796%)
10,122,061	5.239	02/01/45(b)	10,357,089
FNMA REMIC, Series 2023-7266, Class BM
	(RFUCCT1Y + 1.800%)
15,874,964	5.645	05/01/44(b)	16,191,335
GNMA, Series 2004-59, Class FP
	(1M U.S. T-Bill MMY + 0.414%)
344,531	5.736	08/16/34(b)	340,473
GNMA, Series 2005-4, Class FA
	(1M U.S. T-Bill MMY + 0.484%)
293,662	5.806	01/16/35(b)	290,317
GNMA, Series 2007-26, Class FL
	(1M U.S. T-Bill MMY + 0.314%)
2,144,526	5.634	05/20/37(b)	2,096,359
GNMA, Series 2007-59, Class FA
	(1M U.S. T-Bill MMY + 0.614%)
103,796	5.934	10/20/37(b)	102,752
GNMA, Series 2013-99, Class PF
	(1M U.S. T-Bill MMY + 0.414%)
1,471,177	5.734	07/20/43(b)	1,419,255
GNMA, Series 2018-164, Class AF
	(1M U.S. T-Bill MMY + 0.514%)
2,341,480	5.834	12/20/48(b)	2,279,144

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

GNMA, Series 2019-110, Class F
	(1M U.S. T-Bill MMY + 0.564%)
$1,559,661	5.884%	09/20/49(b)	$1,513,677
GNMA, Series 2019-56, Class FB
	(1M U.S. T-Bill MMY + 0.564%)
1,803,224	5.884	05/20/49(b)	1,765,445
GNMA, Series 2019-58, Class FA
	(1M U.S. T-Bill MMY + 0.514%)
760,633	5.834	05/20/49(b)	739,939
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class ASB
271,603	2.713	08/15/49	264,154
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class ASB
211,995	3.540	08/15/48	207,013
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4
550,000	3.719	07/15/50	534,279
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3
2,053,239	3.479	05/15/48	1,997,350

TOTAL MORTGAGE-BACKED SECURITIES (Cost $123,408,537)			121,286,281

Corporate Obligations – 16.2%

Banks – 7.7%
American Express Co.
	(SOFR + 0.760%)
2,800,000	6.104	02/13/26(b)	2,803,567
	(SOFRINDX + 1.350%)
1,866,000	6.695	10/30/26(b)	1,881,686
Bank of America Corp.
	(SOFR + 1.100%)
737,000	6.445	04/25/25(b)	737,780
Bank of America Corp., MTN
	(3M U.S. T-Bill MMY + 1.232%)
682,000	3.458	03/15/25(b)	681,460
	(3M U.S. T-Bill MMY + 1.352%)
2,592,000	3.093	10/01/25(b)	2,551,905
Bank of America NA
	(SOFR + 1.020%)
1,695,000	6.364	08/18/26(b)	1,709,561
Charles Schwab Corp. (The)
	(SOFRINDX + 0.520%)
1,259,000	5.864	05/13/26(b)	1,254,130
Citibank NA
	(SOFR + 0.805%)
1,229,000	6.157	09/29/25(b)	1,234,875
	(SOFRINDX + 1.060%)
2,366,000	6.405	12/04/26(b)	2,389,279
Citigroup, Inc.
	(SOFR + 1.528%)
1,050,000	6.881	03/17/26(b)	1,058,254

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
HSBC USA, Inc.
	(SOFRINDX + 0.960%)
$3,602,000	6.305%	03/04/27(b)(c)	$3,613,613
Huntington National Bank (The)
	(SOFRINDX + 1.190%)
1,600,000	6.534	05/16/25(b)	1,596,774
JPMorgan Chase & Co.
	(3M U.S. T-Bill MMY + 0.540%)
1,043,000	0.824	06/01/25(b)	1,029,234
	(SOFR + 0.605%)
2,886,000	1.561	12/10/25(b)	2,797,625
JPMorgan Chase Bank NA
	(SOFR + 1.000%)
2,161,000	6.354	12/08/26(b)	2,194,696
Morgan Stanley
	(SOFR + 1.160%)
1,430,000	3.620	04/17/25(b)	1,425,161
	(SOFR + 0.525%)
1,127,000	0.790	05/30/25(b)	1,110,737
	(SOFR + 0.745%)
2,089,000	0.864	10/21/25(b)	2,023,646
Morgan Stanley, MTN
	(SOFR + 0.560%)
3,248,000	1.164	10/21/25(b)	3,151,594
Morgan Stanley Bank NA
	(SOFR + 0.780%)
3,740,000	6.125	07/16/25(b)	3,753,289
	(SOFR + 1.165%)
1,529,000	6.510	10/30/26(b)	1,549,901
PNC Bank NA
1,504,000	3.250	06/01/25	1,463,840
State Street Corp.
	(SOFR + 0.940%)
1,278,000	2.354	11/01/25(b)	1,249,738
	(SOFRINDX + 0.845%)
1,383,000	6.189	08/03/26(b)	1,384,691
Wells Fargo Bank NA, Series BNKT
	(SOFR + 1.060%)
2,339,000	6.403	08/07/26(b)	2,361,170

			47,008,206

Consumer Cyclical – 2.5%
American Honda Finance Corp., GMTN
	(SOFRINDX + 0.790%)
1,450,000	6.141	10/03/25(b)	1,455,235
1,055,000	4.950	01/09/26	1,051,793
American Honda Finance Corp., MTN
	(SOFR + 0.600%)
4,307,000	5.943	08/14/25(b)	4,315,010
General Motors Co.
1,164,000	6.125	10/01/25	1,173,609
General Motors Financial Co., Inc.
	(SOFRINDX + 1.300%)
3,000,000	6.645	04/07/25(b)	3,020,264
1,278,000	4.300	07/13/25	1,256,883

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Toyota Motor Credit Corp., MTN
	(SOFR + 0.650%)
$3,122,000	5.996%		01/05/26(b)	$3,128,900

				15,401,694

Consumer Noncyclical – 0.7%
Baxter International, Inc.
	(SOFRINDX + 0.440%)
906,000	5.784		11/29/24(b)	905,989
GE HealthCare Technologies, Inc.
3,067,000	5.550		11/15/24	3,061,976

				3,967,965

Distributors – 1.5%
Hyundai Capital America
1,264,000	5.800		06/26/25(a)	1,268,555
3,275,000	6.250		11/03/25(a)	3,311,981
	(SOFR + 1.500%)
4,524,000	6.845		01/08/27(a)(b)	4,546,838

				9,127,374

Electric – 1.9%
Avangrid, Inc.
3,066,000	3.150		12/01/24	3,007,202
National Rural Utilities Cooperative Finance Corp., GMTN
	(SOFR + 0.800%)
4,304,000	6.145		02/05/27(b)	4,320,585
NextEra Energy Capital Holdings, Inc.
1,583,000	2.940		03/21/24	1,580,814
2,991,000	4.255		09/01/24	2,967,899

				11,876,500

Insurance – 1.9%
Equitable Financial Life Global Funding
1,757,000	5.500		12/02/25(a)	1,754,121
Guardian Life Global Funding
1,883,000	0.875		12/10/25(a)	1,743,302
Nuveen Finance LLC
855,000	4.125		11/01/24(a)	845,249
Pacific Life Global Funding II
	(SOFRINDX + 1.050%)
3,915,000	6.396		07/28/26(a)(b)	3,931,236
Principal Life Global Funding II
	(SOFR + 0.900%)
2,340,000	6.243		08/28/25(a)(b)	2,339,478
Protective Life Global Funding
1,005,000	1.170		07/15/25(a)	949,646

				11,563,032

TOTAL CORPORATE OBLIGATIONS (Cost $98,499,566)				98,944,771

U.S. Treasury Notes – 5.0%
U.S. Treasury Floating Rate Notes
	(3 Mo. U.S. T-Bill MMY + 0.140%)
10,803,600	5.476	(d)	10/31/24(b)	10,806,158
U.S. Treasury Notes
4,092,700	4.982	(d)	07/31/25	4,087,584
3,677,200	4.883	(d)	10/31/25	3,691,360

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$7,735,700	4.579	%(d)	01/31/26	$7,677,669
United States Treasury Floating Rate Note
	(3 Mo. U.S. T-Bill MMY + 0.169%)
1,215,400	5.495	(d)	04/30/25(b)	1,215,661
	(3 Mo. U.S. T-Bill MMY + 0.125%)
2,972,900	5.456	(d)	07/31/25(b)	2,971,482

TOTAL U.S. TREASURY NOTES (Cost $30,412,334)				30,449,914

Certificate of Deposits – 4.2%
Bank of America NA
1,997,000	5.170		02/07/25	1,993,565
Credit Agricole Corporate and Investment Bank
	(SOFR + 0.590%)
2,987,000	5.900		08/28/25(b)	2,986,973
Kookmin Bank
	(SOFR + 0.470%)
4,969,000	5.767		05/20/24(b)	4,972,444
	(SOFR + 0.650%)
3,412,000	5.960		01/29/25(b)	3,414,934
Lloyds Bank Corporate Markets PLC
3,237,000	6.050		10/07/24	3,247,229
Natixis NY
2,000,000	–		07/25/24(e)	2,003,000
Standard Chartered Bank
2,388,000	–		09/05/24(e)	2,394,065
Sumitomo Mitsui Banking Corp.
	(SOFR + 0.700%)
3,295,000	6.000		08/14/24(b)	3,302,886
Toronto-Dominion Bank
1,282,000	5.820		05/23/24	1,282,577

TOTAL CERTIFICATE OF DEPOSITS (Cost $25,569,087)				25,597,673

U.S. Government Agency Obligations – 0.0%(f)
Federal Farm Credit Banks Funding Corp.
	(SOFR + 0.115%)
58,000	5.425		12/03/24(b)	58,013
	(SOFR + 0.200%)
25,000	5.510		12/05/24(b)	25,039
	(Prime Rate - 3.010%)
29,000	5.490		08/07/25(b)	29,042

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $112,012)				112,094

Short-Term Investment – 6.0%

Commercial Paper – 6.0%
Albion Capital Corp SA / Albion Capital LLC
$1,957,000	5.694%			1,933,007
Antalis SA
424,000	5.485			419,921
Banco Santander SA
1,500,000	5.750			1,504,165
Bank of Montreal
1,211,000	5.930			1,213,628

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investment - (continued)

Commercial Paper – (continued)
Bayer Corp.
$1,500,000	6.231%			$1,469,070
Collateralized Commercial Paper FLEX Co. LLC
4,171,000	5.680			4,173,002
Deutsche Bank AG
2,882,000	5.790			2,888,802
Equitable Short Term Funding LLC
1,500,000	5.944			1,471,170
Glencore Funding LLC
1,752,000	5.801			1,711,231
HSBC Bank USA NA, Series CD
	(SOFR + 0.610%)
1,000,000	5.920	(b)		1,000,590
HSBC USA Inc.
1,696,000	6.412			1,630,857
HSBC USA, Inc.
1,526,000	5.970			1,498,349
JP Morgan Securities LLC
994,000	5.970			994,834
1,696,000	5.920			1,697,899
Macquarie Bank Ltd.
1,569,000	5.910			1,572,797
National Bank of Canada
3,308,000	5.787			3,187,688
Societe Generale SA
4,038,000	5.610			3,873,048
Versailles Commercial Paper LLC
1,966,000	5.540			1,966,413
Wells Fargo Bank NA
	(SOFR + 1.070%)
2,122,000	6.425	(b)		2,146,148

TOTAL SHORT-TERM INVESTMENT (Cost $36,283,061)				36,352,619

Shares	Dividend Rate	Value

Investment Company – 1.2%(g)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7,467,883	5.219%	7,467,883
(Cost $7,467,883)

TOTAL INVESTMENTS – 100.4% (Cost $612,718,858)		$612,048,309

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(2,378,327)

NET ASSETS – 100.0%		$609,669,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2024.
(c)	When-issued security.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

(d)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(e)	Zero coupon bond until next reset date.
(f)	Less than 0.05%
(g)	Represents an affiliated issuer.

Investment Abbreviations:
BA	—Banker Acceptance Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $56,858,468, $131,928,939, $129,596,574 and $9,178,040, respectively)	$55,054,038	$130,202,998	$117,231,101	$9,115,549
Investments in affiliated issuers, at value (cost $933,170, $1,877,196, $561,558 and $–, respectively)	933,170	1,877,196	561,558	—
Cash	46,835	21,772	40,335	37,676
Foreign Currency, at value (cost $118, $–, $– and $–, respectively)	123	—	—	—
Receivables:
Interest and Dividends	811,984	1,972,264	76,701	104,802
Investments sold	17,936	28,229	5,034,290	769,762
Fund shares sold	—	8,793,378	—	—

Total assets	56,864,086	142,895,837	122,943,985	10,027,789

Liabilities:

Payables:
Management fees	16,801	30,879	10,824	1,020
Investments purchased	—	8,670,446	5,040,561	715,389
Accrued expenses	—	108,184	—	—

Total liabilities	16,801	8,809,509	5,051,385	716,409

Net Assets:

Paid-in capital	63,541,258	140,209,615	139,824,557	9,637,670
Total distributable earnings (loss)	(6,693,973)	(6,123,287)	(21,931,957)	(326,290)

NET ASSETS	$56,847,285	$134,086,328	$117,892,600	$9,311,380

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,400,000	3,050,000	2,425,000	200,000

Net asset value per share:	$40.61	$43.96	$48.62	$46.56

94	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $818,437,711, $5,706,157,960, $459,544,923 and $605,250,975, respectively)	$764,389,936	$5,705,203,161	$439,225,642	$604,580,426
Investments in affiliated issuers, at value (cost $3,009,189, $–, $24,871,043 and $7,467,883, respectively)	3,009,189	—	24,871,043	7,467,883
Cash	39,978	1,754,980	4,773,537	104,942
Receivables:
Fund shares sold	61,162,729	—	—	2,513,152
Interest and Dividends	8,851,560	3,761,420	2,293,086	3,503,922
Investments sold	1,990	4,001,228	80,080,430	4,730,876

Total assets	837,455,382	5,714,720,789	551,243,738	622,901,201

Liabilities:

Forward sale contracts, at value (proceeds received $–, $–, $13,799,649 and $–, respectively)	—	—	13,653,516	—
Payables:
Investments purchased	60,541,568	—	107,242,452	13,154,531
Management fees	668,800	542,733	49,561	76,688
Fund shares redeemed	—	4,003,628	—	—

Total liabilities	61,210,368	4,546,361	120,945,529	13,231,219

Net Assets:

Paid-in capital	852,702,972	5,696,451,722	491,156,758	610,455,390
Total distributable earnings (loss)	(76,457,958)	13,722,706	(60,858,549)	(785,408)

NET ASSETS	$776,245,014	$5,710,174,428	$430,298,209	$609,669,982

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	17,100,000	57,050,000	10,500,000	12,125,000

Net asset value per share:	$45.39	$100.09	$40.98	$50.28

The accompanying notes are an integral part of these consolidated financial statements.	95

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Investment income:

Interest	$1,663,869	$3,370,423	$616,097	$235,193

Dividends from Affiliated Underlying Funds	7,417	24,750	10,294	320

Total Investment Income	1,671,286	3,395,173	626,391	235,513

Expenses:

Management fees	109,276	158,434	53,118	—

Trustee fees	8,576	8,656	8,681	7,180

Total expenses	117,852	167,090	61,799	7,180

Less — expense reductions	(15,937)	(770)	(319)	(10)

Net expenses	101,915	166,320	61,480	7,170

NET INVESTMENT INCOME	1,569,371	3,228,853	564,911	228,343

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(93,337)	(401,367)	(2,282,030)	(16,051)

In-kind redemptions	—	(982,494)	(1,797,980)	(25,014)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	1,594,088	3,266,168	5,242,430	204,216

Net realized and unrealized gain	1,500,751	1,882,307	1,162,420	163,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,070,122	$5,111,160	$1,727,331	$391,494

96	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF

Investment income:

Interest	$13,326,962	$152,793,448	$10,077,289	$16,333,387

Dividends from Affiliated Underlying Funds	50,886	—	814,697	216,263

Total Investment Income	13,377,848	152,793,448	10,891,986	16,549,650

Expenses:

Management fees	419,839	4,000,610	349,931	602,064

Trustee fees	9,588	19,182	9,353	9,518

Total expenses	429,427	4,019,792	359,284	611,582

Less — expense reductions	(1,548)	(574,256)	(24,991)	(128,472)

Net expenses	427,879	3,445,536	334,293	483,110

NET INVESTMENT INCOME	12,949,969	149,347,912	10,557,693	16,066,540

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(857,255)	1,320,587	(7,213,569)	425,603

In-kind redemptions	(14,971,529)	557,647	(1,283,722)	—

Securities sold short	—	64	406,582	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	23,268,315	254,532	10,718,268	3,561,048

Securities sold short	—	—	49,199	—

Net realized and unrealized gain	7,439,531	2,132,830	2,676,758	3,986,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,389,500	$151,480,742	$13,234,451	$20,053,191

The accompanying notes are an integral part of these consolidated financial statements.	97

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets February 29, 2024

	Access Emerging Markets USD Bond ETF		Access High Yield Corporate Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$1,569,371	$2,744,146	$3,228,853	$7,107,452

Net realized loss	(93,337)	(990,119)	(1,383,861)	(10,052,206)

Net change in unrealized gain	1,594,088	802,195	3,266,168	11,327,064

Net increase in net assets resulting from operations	3,070,122	2,556,222	5,111,160	8,382,310

Distributions to shareholders:

From distributable earnings	(1,568,318)	(2,675,655)	(3,168,771)	(7,421,417)

From share transactions:

Proceeds from sales of shares	3,884,849	29,017,966	48,190,469	63,776,945

Cost of shares redeemed	–	(9,900,147)	(17,293,906)	(97,999,816)

Net increase (decrease) in net assets resulting from share transactions	3,884,849	19,117,819	30,896,563	(34,222,871)

TOTAL INCREASE (DECREASE)	5,386,653	18,998,386	32,838,952	(33,261,978)

Net Assets:

Beginning of period	$51,460,632	$32,462,246	$101,247,376	$134,509,354

End of period	$56,847,285	$51,460,632	$134,086,328	$101,247,376

98	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued) February 29, 2024

	Access Inflation Protected USD Bond ETF		Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$564,911	$2,454,169	$ 228,343	$224,127

Net realized loss	(4,080,010)	(9,913,356)	(41,065)	(825,095)

Net change in unrealized gain	5,242,430	1,518,317	204,216	683,678

Net increase (decrease) in net assets resulting from operations	1,727,331	(5,940,870)	391,494	82,710

Distributions to shareholders:

From distributable earnings	(1,276,874)	(4,179,323)	(227,161)	(224,601)

From share transactions:

Proceeds from sales of shares	26,747,662	21,918,076	4,596,787	4,638,826

Cost of shares redeemed	(20,448,193)	(66,027,253)	(4,651,720)	(11,557,399)

Net increase (decrease) in net assets resulting from share transactions	6,299,469	(44,109,177)	(54,933)	(6,918,573)

TOTAL INCREASE (DECREASE)	6,749,926	(54,229,370)	109,400	(7,060,464)

Net Assets:

Beginning of period	$111,142,674	$165,372,044	$ 9,201,980	$16,262,444

End of period	$117,892,600	$111,142,674	$ 9,311,380	$9,201,980

The accompanying notes are an integral part of these consolidated financial statements.	99

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued) February 29, 2024

	Access Investment Grade Corporate Bond ETF		Access Treasury 0-1 Year ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$12,949,969	$20,798,832	$149,347,912	$203,790,525

Net realized gain (loss)	(15,828,784)	(35,037,592)	1,878,298	(9,201,919)

Net change in unrealized gain	23,268,315	13,508,820	254,532	3,865,995

Net increase (decrease) in net assets resulting from operations	20,389,500	(729,940)	151,480,742	198,454,601

Distributions to shareholders:

From distributable earnings	(12,755,686)	(20,409,959)	(150,660,216)	(182,430,853)

From share transactions:

Proceeds from sales of shares	239,332,279	313,013,296	1,147,991,692	5,065,135,094

Cost of shares redeemed	(153,561,599)	(243,562,494)	(1,451,854,019)	(2,155,004,089)

Net increase (decrease) in net assets resulting from share transactions	85,770,680	69,450,802	(303,862,327)	2,910,131,005

TOTAL INCREASE (DECREASE)	93,404,494	48,310,903	(303,041,801)	2,926,154,753

Net Assets:

Beginning of period	$682,840,520	$634,529,617	$6,013,216,229	$3,087,061,476

End of period	$776,245,014	$682,840,520	$5,710,174,428	$6,013,216,229

100	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued) February 29, 2024

	Access U.S. Aggregate Bond ETF		Access Ultra Short Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$10,557,693	$15,359,244	$16,066,540	$23,139,754

Net realized gain (loss)	(8,090,709)	(23,235,282)	425,603	(1,318,987)

Net change in unrealized gain	10,767,467	392,404	3,561,048	1,300,628

Net increase (decrease) in net assets resulting from operations	13,234,451	(7,483,634)	20,053,191	23,121,395

Distributions to shareholders:

From distributable earnings	(10,624,255)	(14,281,841)	(16,072,534)	(22,160,976)

From share transactions:

Proceeds from sales of shares	66,336,599	89,594,586	152,283,648	261,247,087

Cost of shares redeemed	(131,281,320)	(8,300,985)	(118,903,316)	(193,095,071)

Net increase (decrease) in net assets resulting from share transactions	(64,944,721)	81,293,601	33,380,332	68,152,016

TOTAL INCREASE (DECREASE)	(62,334,525)	59,528,126	37,360,989	69,112,435

Net Assets:

Beginning of period	$492,632,734	$433,104,608	$572,308,993	$503,196,558

End of period	$430,298,209	$492,632,734	$609,669,982	$572,308,993

The accompanying notes are an integral part of these consolidated financial statements.	101

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Access Emerging Markets USD Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period February 15, 2022* to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$39.59		$40.58	$49.68

Net investment income(a)	1.17		2.40	1.33

Net realized and unrealized gain (loss)	1.03		(1.02)	(9.29)

Total from investment operations	2.20		1.38	(7.96)

Distributions to shareholders from net investment income	(1.18)		(2.37)	(1.14)

Net asset value, end of period	$40.61		$39.59	$40.58

Market price, end of period	$40.66		$39.64	$40.13

Total Return at Net Asset Value(b)	5.69%		3.54%	(16.11)%

Net assets, end of period (in 000’s)	$56,847		$51,461	$32,462

Ratio of net expenses to average net assets	0.39	%(c)	0.22%	0.00	%(c)

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.45	%(c)

Ratio of net investment income to average net assets	5.99	%(c)	6.02%	5.67	%(c)

Portfolio turnover rate(d)	7%		8%	34%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access High Yield Corporate Bond ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 29, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:

Net asset value, beginning of period	$43.08		$42.70	$50.40	$49.29	$49.42	$48.86

Net investment income(a)	1.40		2.55	2.21	2.24	2.49	2.75

Net realized and unrealized gain (loss)	0.88		0.39	(7.63)	1.15	(0.15)	0.61

Total from investment operations	2.28		2.94	(5.42)	3.39	2.34	3.36

Distributions to shareholders from net investment income	(1.40)		(2.56)	(2.28)	(2.28)	(2.47)	(2.80)

Net asset value, end of period	$43.96		$43.08	$42.70	$50.40	$49.29	$49.42

Market price, end of period	$43.87		$43.04	$42.28	$50.38	$49.23	$49.24

Total Return at Net Asset Value(b)	5.42%		7.13%	(11.07)%	7.05%	4.94%	7.20%

Net assets, end of period (in 000’s)	$134,086		$101,247	$134,509	$231,834	$150,347	$76,602

Ratio of net expenses to average net assets	0.34	%(c)	0.34%	0.34%	0.34%	0.34%	0.34%

Ratio of net investment income to average net assets	6.57	%(c)	5.99%	4.69%	4.49%	5.15%	5.67%

Portfolio turnover rate(d)	9%		14%	15%	22%	22%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period October 2, 2018* to August 31, 2019
			2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$48.32		$51.68	$58.52	$56.96	$53.11	$50.00

Net investment income(a)	0.26		0.93	3.70	2.85	0.33	1.27

Net realized and unrealized gain (loss)	0.62		(2.78)	(7.14)	0.30	4.18	2.98

Total from investment operations	0.88		(1.85)	(3.44)	3.15	4.51	4.25

Distributions to shareholders from net investment income	(0.58)		(1.51)	(3.40)	(1.59)	(0.61)	(1.14)

Distributions to shareholders from net realized gains	–		–	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	–	–	(0.01)	–

Total distributions	(0.58)		(1.51)	(3.40)	(1.59)	(0.66)	(1.14)

Net asset value, end of period	$48.62		$48.32	$51.68	$58.52	$56.96	$53.11

Market price, end of period	$48.62		$48.36	$51.64	$58.54	$57.00	$53.08

Total Return at Net Asset Value(b)	1.86%		(3.64)%	(6.08)%	5.62%	8.57%	8.61%

Net assets, end of period (in 000’s)	$117,893		$111,143	$165,372	$146,311	$31,330	$7,966

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12	%(c)

Ratio of net investment income to average net assets	1.10	%(c)	1.90%	6.63%	4.96%	0.61%	2.74	%(c)

Portfolio turnover rate(d)	24%		30%	18%	56%	43%	36%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,			For the Period July 7, 2020*

	February 29, 2024 (Unaudited)		2023	2022	2021	to August 31, 2020

Per Share Operating Performance:

Net asset value, beginning of period	$46.01		$46.46	$50.28	$50.21	$49.89

Net investment income(a)	1.02		1.43	0.62	0.41	0.06

Net realized and unrealized gain (loss)	0.50		(0.47)	(3.77)	0.14	0.29

Total from investment operations	1.52		0.96	(3.15)	0.55	0.35

Distributions to shareholders from net investment income	(0.97)		(1.41)	(0.67)	(0.48)	(0.03)

Net asset value, end of period	$46.56		$46.01	$46.46	$50.28	$50.21

Market price, end of period	$46.54		$46.03	$46.38	$50.30	$50.28

Total Return at Net Asset Value(b)	3.35%		2.11%	(6.30)%	1.10%	0.70%

Net assets, end of period (in 000’s)	$9,311		$9,202	$16,262	$30,168	$27,617

Ratio of net expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	4.44	%(c)	3.12%	1.27%	0.82%	0.73	%(c)

Portfolio turnover rate(d)	45%		37%	45%	32%	3%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 29, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:

Net asset value, beginning of period	$44.63		$45.81	$55.24	$55.39	$52.87	$48.31

Net investment income(a)	0.94		1.59	1.27	1.26	1.59	1.74

Net realized and unrealized gain (loss)	0.74		(1.23)	(9.43)	(0.14)	2.54	4.52

Total from investment operations	1.68		0.36	(8.16)	1.12	4.13	6.26

Distributions to shareholders from net investment income	(0.92)		(1.54)	(1.27)	(1.27)	(1.61)	(1.70)

Net asset value, end of period	$45.39		$44.63	$45.81	$55.24	$55.39	$52.87

Market price, end of period	$45.34		$44.63	$45.61	$55.19	$55.47	$52.90

Total Return at Net Asset Value(b)	3.81%		0.84%	(14.96)%	2.07%	7.95%	13.35%

Net assets, end of period (in 000’s)	$776,245		$682,841	$634,530	$776,118	$642,578	$526,049

Ratio of net expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income to average net assets	4.21	%(c)	3.55%	2.50%	2.30%	3.00%	3.54%

Portfolio turnover rate(d)	2%		5%	12%	11%	9%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance:

Net asset value, beginning of period	$100.07		$99.84	$100.09	$100.44	$100.38	$100.16

Net investment income (loss)(a)	2.58		4.17	0.52	(0.02)	1.13	2.23

Net realized and unrealized gain (loss)	0.04		(0.26)	(0.51)	(0.01)	0.29	0.15

Total from investment operations	2.62		3.91	0.01	(0.03)	1.42	2.38

Distributions to shareholders from net investment income	(2.60)		(3.68)	(0.26)	(0.27)	(1.36)	(2.16)

Distributions to shareholders from return of capital	–		–	–	(0.05)	–	–

Total distributions	(2.60)		(3.68)	(0.26)	(0.32)	(1.36)	(2.16)

Net asset value, end of period	$100.09		$100.07	$99.84	$100.09	$100.44	$100.38

Market price, end of period	$100.14		$100.12	$99.88	$100.08	$100.45	$100.40

Total Return at Net Asset Value(b)	2.66%		3.99%	0.01%	(0.03)%	1.42%	2.40%

Net assets, end of period (in 000’s)	$5,710,174		$6,013,216	$3,087,061	$1,857,660	$3,045,396	$3,174,026

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income to average net assets	5.20	%(c)	4.18%	0.52%	(0.02)%	1.13%	2.22%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access U.S. Aggregate Bond ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,		For the Period September 8, 2020*

	February 29, 2024 (Unaudited)		2023	2022	to August 31, 2021

Per Share Operating Performance:

Net asset value, beginning of period	$40.88		$42.88	$49.40	$50.03

Net investment income(a)	0.83		1.42	0.67	0.37

Net realized and unrealized gain (loss)	0.09		(2.10)	(6.62)	(0.63)

Total from investment operations	0.92		(0.68)	(5.95)	(0.26)

Distributions to shareholders from net investment income	(0.82)		(1.32)	(0.57)	(0.37)

Net asset value, end of period	$40.98		$40.88	$42.88	$49.40

Market price, end of period	$40.98		$40.99	$42.93	$49.38

Total Return at Net Asset Value(b)	2.28%		1.58%	(12.12)%	(0.52)%

Net assets, end of period (in 000’s)	$430,298		$492,633	$433,105	$219,827

Ratio of net expenses to average net assets	0.13	%(c)	0.12%	0.10%	0.11	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	4.10	%(c)	3.43%	1.48%	0.77	%(c)

Portfolio turnover rate(d)	238%		481%	522%	525%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Ultra Short Bond ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,				For the Period April 15, 2019*

	February 29, 2024 (Unaudited)		2023	2022	2021	2020	to August 31, 2019

Per Share Operating Performance:

Net asset value, beginning of period	$49.98		$49.95	$50.71	$50.77	$50.49	$50.00

Net investment income(a)	1.31		2.12	0.49	0.28	0.73	0.52

Net realized and unrealized gain (loss)	0.31		(0.05)	(0.79)	0.02	0.42	0.34

Total from investment operations	1.62		2.07	(0.30)	0.30	1.15	0.86

Distributions to shareholders from net investment income	(1.32)		(2.04)	(0.46)	(0.36)	(0.87)	(0.37)

Net asset value, end of period	$50.28		$49.98	$49.95	$50.71	$50.77	$50.49

Market price, end of period	$50.28		$49.99	$49.95	$50.71	$50.78	$50.51

Total Return at Net Asset Value(b)	3.29%		4.25%	(0.58)%	0.59%	2.28%	1.75%

Net assets, end of period (in 000’s)	$609,670		$572,309	$503,197	$330,874	$149,765	$15,148

Ratio of net expenses to average net assets	0.16	%(c)	0.16%	0.15%	0.16%	0.16%	0.16	%(c)

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	5.25	%(c)	4.25%	0.98%	0.55%	1.45%	2.72	%(c)

Portfolio turnover rate(d)	42%		76%	37%	51%	63%	66%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-diversified

Access Emerging Markets USD Bond ETF	Diversified

Access High Yield Corporate Bond ETF	Diversified

Access Inflation Protected USD Bond ETF	Diversified

Access Investment Grade Corporate 1-5 Year Bond ETF	Diversified

Access Investment Grade Corporate Bond ETF	Diversified

Access Treasury 0-1 Year ETF	Diversified

Access U.S. Aggregate Bond ETF	Diversified

Access Ultra Short Bond ETF	Diversified

The investment objective of each Fund (except the Access Ultra Short Bond ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index. The Access Ultra Short Bond ETF seeks to provide current income with preservation of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Treasury 0-1 Year ETF and Access U.S. Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Access Emerging Markets USD Bond ETF, Access Inflation Protected USD Bond ETF and Access Ultra Short Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/ decreases to interest income with a corresponding adjustment to cost.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities— Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2024:

Access Emerging Markets USD Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$8,254,346	$—

Sovereign Debt Obligations	—	46,799,692	—

Investment Company	933,170	—	—

Total	$933,170	$55,054,038	$—

Access High Yield Corporate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$121,616,556	$—

Foreign Corporate Debt	—	8,586,442	—

Investment Company	1,877,196	—	—

Total	$1,877,196	$130,202,998	$—

Access Inflation Protected USD Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Inflation Indexed Bond	$117,231,101	$—	$—

Investment Company	561,558	—	—

Total	$117,792,659	$—	$—

Access Investment Grade Corporate 1-5 Year Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$7,672,612	$—

Foreign Corporate Debt	—	1,442,937	—

Total	$—	$9,115,549	$—

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Access Investment Grade Corporate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$625,385,628	$—

Foreign Corporate Debt	—	139,004,308	—

Investment Company	3,009,189	—	—

Total	$3,009,189	$764,389,936	$—

Access Treasury 0-1 Year ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Bills	$4,618,096,286	$—	$—

U.S. Treasury Notes	1,087,106,875	—	—

Total	$5,705,203,161	$—	$—

Access U.S. Aggregate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$91,752,800	$—

Foreign Corporate Debt	—	25,213,705	—

Mortgage-Backed Securities	—	117,584,765	—

Sovereign Debt Obligations	207,540	10,850,115	—

U.S. Government Agency Obligations	—	762,494	—

U.S. Treasury Bonds	42,307,332	—	—

U.S. Treasury Notes	131,809,824	—	—

U.S. Treasury Obligations	18,737,067	—	—

Investment Company	24,871,043	—	—

Total	$217,932,806	$246,163,879	$—

Liabilities

Fixed Income

Forward Sales Contracts	$—	$(13,653,516)	$—

Access Ultra Short Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Asset-Backed Securities	$—	$165,021,436	$—

Certificate of Deposit	—	25,597,673	—

Corporate Obligations	—	98,944,771	—

Foreign Corporate Debt	—	126,815,638	—

Mortgage-Backed Securities	—	121,286,281	—

U.S. Government Agency Obligations	—	112,094	—

U.S. Treasury Notes	30,449,914	—	—

Short-Term Investment	—	36,352,619	—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investment Company	$7,467,883	$—	$—

Total	$37,917,797	$574,130,512	$—

Access Investment Grade Corporate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$625,385,628	$—

Foreign Corporate Debt	—	139,004,308	—

Investment Company	3,009,189	—	—

Total	$3,009,189	$764,389,936	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement— Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2024, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Access Emerging Markets USD Bond ETF	0.45%	0.39%

Access High Yield Corporate Bond ETF	0.34	0.34

Access Inflation Protected USD Bond ETF	0.12	0.12

Access Investment Grade Corporate 1-5 Year Bond ETF	0.14	0.14

Access Investment Grade Corporate Bond ETF	0.14	0.14

Access Treasury 0-1 Year ETF	0.14	0.12

Access U.S. Aggregate Bond ETF	0.14	0.12

Access Ultra Short Bond ETF	0.20	0.16

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.39%, 0.12% and 0.16% as an annual percentage rate of average daily net assets of the Access Emerging Markets USD Bond ETF, Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF, respectively. These arrangements will remain in effect through at least December 29, 2024 for Access Treasury 0-1 Year ETF and Access Ultra Short Bond ETF and through at least February 17, 2025 for Access Emerging Markets USD Bond ETF and prior to such dates the Investment Adviser may not terminate the arrangements

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

without the approval of the Board of Trustees. For the six months ended February 29, 2024, GSAM waived $15,714, $574,256 and $122,316 of the Funds’ management fees for the Access Emerging Markets USD Bond ETF, Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF, respectively.

The Access Emerging Markets USD Bond ETF, Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access U.S. Aggregate Bond ETF and Access Ultra Short Bond ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 29, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Access Emerging Markets USD Bond ETF	$ 224

Access High Yield Corporate Bond ETF	770

Access Inflation Protected USD Bond ETF	319

Access Investment Grade Corporate 1-5 Year Bond ETF	10

Access Investment Grade Corporate Bond ETF	1,548

Access U.S. Aggregate Bond ETF	24,991

Access Ultra Short Bond ETF	6,156

B. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 29, 2024:

Access Emerging Markets USD Bond ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$255,051	$2,203,523	$1,525,404	$933,170	933,170	$7,417

Access High Yield Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,043,475	8,980,827	8,147,106	1,877,196	1,877,196	24,750

Access Inflation Protected USD Bond ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	536,220	1,916,681	1,891,343	561,558	561,558	10,294

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Access Investment Grade Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$1,389,970	$18,212,298	$16,593,079	$3,009,189	3,009,189	$50,886

Access U.S. Aggregate Bond ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	45,185,528	47,165,814	67,480,299	24,871,043	24,871,043	814,697

Access Ultra Short Bond ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,456,006	194,876,715	188,864,838	7,467,883	7,467,883	216,263

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Access Emerging Markets USD Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$3,884,849	750,000	$28,984,486

Shares redeemed	—	—	(250,000)	(9,894,477)

NET INCREASE IN SHARES	100,000	$3,884,849	500,000	$19,090,009

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access High Yield Corporate Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,100,000	$48,190,469	1,500,000	$63,759,385

Shares redeemed	(400,000)	(17,293,906)	(2,300,000)	(97,932,564)

NET INCREASE (DECREASE) IN SHARES	700,000	$30,896,563	(800,000)	$(34,173,179)

	Access Inflation Protected USD Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	550,000	$26,747,662	450,000	$21,918,076

Shares redeemed	(425,000)	(20,448,193)	(1,350,000)	(66,027,253)

NET INCREASE (DECREASE) IN SHARES	125,000	$6,299,469	(900,000)	$(44,109,177)

	Access Investment Grade Corporate 1-5 Year Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$4,596,787	100,000	$4,636,503

Shares redeemed	(100,000)	(4,651,720)	(250,000)	(11,557,166)

NET DECREASE IN SHARES	—	$(54,933)	(150,000)	$(6,920,663)

	Access Investment Grade Corporate Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	5,300,000	$239,332,279	6,950,000	$312,852,286

Shares redeemed	(3,500,000)	(153,561,599)	(5,500,000)	(243,404,700)

NET INCREASE IN SHARES	1,800,000	$85,770,680	1,450,000	$69,447,586

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5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access Treasury 0-1 Year ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	11,490,000	$1,147,991,692	50,760,000	$5,065,129,680

Shares redeemed	(14,530,000)	(1,451,854,018)	(21,590,000)	(2,155,003,879)

NET INCREASE (DECREASE) IN SHARES	(3,040,000)	$(303,862,326)	29,170,000	$2,910,125,801

	Access U.S. Aggregate Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,650,000	$66,336,599	2,150,000	$89,552,204

Shares redeemed	(3,200,000)	(131,281,320)	(200,000)	(8,270,935)

NET INCREASE (DECREASE) IN SHARES	(1,550,000)	$(64,944,721)	1,950,000	$81,281,269

	Access Ultra Short Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	3,050,000	$152,283,648	5,250,000	$261,247,087

Shares redeemed	(2,375,000)	(118,903,316)	(3,875,000)	(193,095,071)

NET INCREASE IN SHARES	675,000	$33,380,332	1,375,000	$68,152,016

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2024, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short term securities):

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Governement and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Access Emerging Markets USD Bond ETF	$—	$4,489,582	$—	$3,458,501

Access High Yield Corporate Bond ETF	—	41,860,083	—	8,535,525

Access Inflation Protected USD Bond ETF	25,313,281	—	25,590,702	—

Access Investment Grade Corporate 1-5 Year Bond ETF	—	6,472,471	—	4,348,307

Access Investment Grade Corporate Bond ETF	—	169,020,756	—	13,548,196

Access U.S. Aggregate Bond ETF	83,759,858	1,061,713,223	58,248,074	1,072,303,485

Access Ultra Short Bond ETF	18,590,642	239,263,082	19,970,398	195,170,701

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2024, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short term securities):

Fund	Purchases	Sales

Access Emerging Markets USD Bond ETF	$1,985,958	$—

Access High Yield Corporate Bond ETF	10,796,142	14,665,208

Access Inflation Protected USD Bond ETF	25,193,964	20,406,144

Access Investment Grade Corporate 1-5 Year Bond ETF	—	2,258,505

Access Investment Grade Corporate Bond ETF	79,853,476	152,189,813

Access U.S. Aggregate Bond ETF	—	96,304,461

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,719,239)	$(1,711,525)	$(926,084)	$(43,914)	$(2,764,880)

Perpetual Long-Term	—	(158,574)	(1,048,175)	(108,292)	(2,529,605)

Total capital loss carryforwards	(4,719,239)	(1,870,099)	(1,974,259)	(152,206)	(5,294,485)

Timing differences — (Post October Capital Loss Deferral)	(338,513)	(1,489,472)	(3,009,073)	(100,634)	(2,846,078)

			Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF

Capital loss carryforwards:

Perpetual Short-Term			$(5,045,995)	$(16,536,773)	$(1,050,052)

Perpetual Long-Term			—	(4,356,844)	(326,419)

Total capital loss carryforwards			(5,045,995)	(20,893,617)	(1,376,471)

Timing differences — (Post October Capital Loss Deferral)			(5,815,184)	(13,375,400)	(1,853,131)

As of February 29, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF

Tax Cost	$57,792,060	$134,035,842	$130,303,818	$9,180,463	$822,212,985

Gross unrealized gain	1,124,813	1,803,412	114,646	54,321	3,052,495

Gross unrealized loss	(2,929,665)	(3,759,060)	(12,625,805)	(119,235)	(57,866,355)

Net unrealized gain (loss)	$(1,804,852)	$(1,955,648)	$(12,511,159)	$(64,914)	$(54,813,860)

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7. TAX INFORMATION (continued)

	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF

Tax Cost	$5,706,211,108	$484,678,377	$612,734,926

Gross unrealized gain	314,870	1,856,350	2,173,645

Gross unrealized loss	(1,322,817)	(22,438,042)	(2,860,262)

Net unrealized gain (loss)	$(1,007,947)	$(20,581,692)	$(686,617)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is due to wash sales, and differences in tax treatment of market discount accretion and premium amortization, and inflation protected securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, (or a reference index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Index Risk (each Fund except Goldman Sachs Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The FTSE Goldman Sachs Emerging Markets USD Bond Index is new and has limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have a adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund (except Access Ultra Short Bond ETF) also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Access Ultra Short Bond ETF to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

8. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and Cboe BZX and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that

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8. OTHER RISKS (continued)

supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Sampling Risk — A Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by a Fund could cause a Fund to underperform the Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Gregory G. Weaver	312,642,103	27,755,773

Dwight L. Bush	339,557,290	840,586

Kathryn A. Cassidy	339,692,259	705,617

John G. Chou	339,628,535	769,341

Joaquin Delgado	339,626,867	771,009

Eileen H. Dowling	339,570,827	827,049

Paul C. Wirth	339,591,397	806,479

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

Access Emerging Markets USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF

Background

The Goldman Sachs Access Emerging Markets USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange- traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), (ii) its underlying index (except for the Goldman Sachs Access Ultra Short Bond ETF), and with respect to the Goldman Sachs Access Ultra Short Bond ETF, a benchmark performance index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)

with respect to the extensive investment performance and expense comparison data (except for the Goldman Sachs Access Emerging Markets USD Bond ETF, which commenced operations in 2022) provided by the Outside Data Provider, its processes in producing that data for the Fund;

(f)

the undertaking of the Investment Adviser to implement a fee waiver (for the Goldman Sachs Access Emerging Markets USD Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF);

(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider, except for the Goldman Sachs Access Ultra Short Bond ETF, which is an actively managed ETF that seeks to provide current income with preservation of capital. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2023, and updated information prepared by the Investment Adviser regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on each Fund’s investment performance was provided for the one-, three-and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

policies and market conditions. The Trustees also received information comparing each Fund’s (except for the Goldman Sachs Access Ultra Short Bond ETF) performance to that of its respective index. They observed that the Goldman Sachs Access Ultra Short Bond ETF had placed in the third quartile of the Fund’s peer group for the one-year period and the top half for the three-year period ended March 31, 2023. The Trustees noted that the investment performance of each passively-managed Fund was consistent with the investment objective of tracking its respective index. With respect to the Goldman Sachs Access Ultra Short Bond ETF, they considered the investment performance trend of the Fund over time and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees noted that the Goldman Sachs Access Ultra Short Bond ETF’s investment performance was consistent with its investment objective of seeking to provide current income with preservation of capital.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which the Goldman Sachs Access Ultra Short Bond ETF’s performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement management fee waivers for the Goldman Sachs Access Emerging Markets USD Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, and Goldman Sachs Access Ultra Short Bond ETF. The Trustees noted that license fees would be payable by the Investment Adviser to FTSE Fixed Income LLC for the use of its indices (except for the Goldman Sachs Access Ultra Short Bond ETF).

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for the Funds was provided for 2022 and 2021 (2022 only for the Goldman Sachs Access Emerging Markets USD Bond ETF). The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which certain Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement with respect to each Fund should be approved and continued until September 30, 2024.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Fund Expenses — Six Month ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

This example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2023 and held for the entire six months ended February 29, 2024, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Access Emerging Markets USD Bond ETF			Access High Yield Corporate Bond ETF			Access Inflation Protected USD Bond ETF			Access Investment Grade Corporate 1-5 Year Bond ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,056.91	$1.99	$1,000.00	$1,054.21	$1.73	$1,000.00	$1,018.58	$0.60	$1,000.00	$1,033.50	$0.71
Hypothetical 5% return	1,000.00	1,022.93+	1.96	1,000.00	1,023.18+	1.70	1,000.00	1,024.27+	0.60	1,000.00	1,024.17+	0.70

	Access Investment Grade Corporate Bond ETF			Access Treasury 0-1 Year ETF			Access U.S. Aggregate Bond ETF			Access Ultra Short Bond ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,038.12	$0.71	$1,000.00	$1,026.55	$0.60	$1,000.00	$1,022.79	$0.66	$1,000.00	$1,032.94	$0.80
Hypothetical 5% return	1,000.00	1,024.17+	0.70	1,000.00	1,024.27+	0.60	1,000.00	1,024.22+	0.66	1,000.00	1,024.08+	0.79

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund
Access Emerging Markets USD Bond ETF	0.39%
Access High Yield Corporate Bond ETF	0.34
Access Inflation Protected USD Bond ETF	0.12
Access Investment Grade Corporate 1-5 Year Bond ETF	0.14
Access Investment Grade Corporate Bond ETF	0.14
Access Treasury 0-1 Year ETF	0.12
Access U.S. Aggregate Bond ETF	0.13
Access Ultra Short Bond ETF	0.16

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FUNDS PROFILE

Goldman Sachs ETFs

THE GOLDMAN

SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

∎	Disciplined Processes

Innovative, Value-Added Investment Products

∎	Thoughtful Solutions

∎	Risk Management

Outstanding Client Service

∎	Dedicated Service Teams

∎	Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bonds ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Community Municipal Bond ETF
Goldman Sachs Defensive Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® Total International Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF
Goldman Sachs Nasdaq-100 Core Premium Income ETF
Goldman Sachs North American Pipelines & Power Equity ETF
Goldman Sachs Small Cap Core Equity ETF
Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

The Goldman Sachs Access Emerging Markets USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access U.S. Aggregate Bond ETF (the “Funds”) have been developed solely by GSAM. The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Goldman Sachs Access Emerging Markets USD Bond Index, FTSE Goldman Sachs High Yield Corporate Bond Index, FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index, FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index, FTSE Goldman Sachs Investment Grade Corporate Bond Index, FTSE US Treasury 0-1 Year Composite Select Index, FTSE Goldman Sachs US Broad Bond Market Index, and FTSE Goldman Sachs US Treasury Index (each, an “Index” and collectively, the “Indexes”) vest in the relevant LSE Group company which owns each Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

Each Index is calculated by or on behalf of FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of any Index for the purpose to which it is being put by GSAM.

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark

132

FUNDS PROFILE

Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

133

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) website at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. This information discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material has been prepared by Goldman Sachs Asset Management and is not financial research nor a product of Goldman Sachs Global Investment Research (GIR). It was not prepared in compliance with applicable provisions of law designed to promote the independence of financial analysis and is not subject to a prohibition on trading following the distribution of financial research. The views and opinions expressed may differ from those of Goldman Sachs Global Investment Research or other departments or divisions of Goldman Sachs and its affiliates. Investors are urged to consult with their financial advisors before buying or selling any securities. This information may not be current and Goldman Sachs Asset Management has no obligation to provide any updates or changes. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or Summary Prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The Summary Prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. © 2024 Goldman Sachs. All rights reserved. 365210-OTU-2013658 GST 2498 ACFIETFSAR-24

Goldman Sachs Funds Semi-Annual Report February 29, 2024 Goldman Sachs ActiveBeta® ETFs ActiveBeta® Emerging Markets Equity ETF (GEM) ActiveBeta® Europe Equity ETF (GSEU) ActiveBeta® International Equity ETF (GSIE) ActiveBeta® Japan Equity ETF (GSJY) ActiveBeta® U.S. Large Cap Equity ETF (GSLC) ActiveBeta® U.S. Small Cap Equity ETF (GSSC) ActiveBeta® World Low Vol Plus Equity ETF (GLOV) ActiveBeta® is a registered trademark of GSAM.

Goldman Sachs ActiveBeta® Equity ETFs

∎	ACTIVEBETA® EMERGING MARKETS EQUITY ETF (GEM)
∎	ACTIVEBETA® EUROPE EQUITY ETF (GSEU)
∎	ACTIVEBETA® INTERNATIONAL EQUITY ETF (GSIE)
∎	ACTIVEBETA® JAPAN EQUITY ETF (GSJY)
∎	ACTIVEBETA® U.S. LARGE CAP EQUITY ETF (GSLC)
∎	ACTIVEBETA® U.S. SMALL CAP EQUITY ETF (GSSC)
∎	ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF (GLOV)

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs ActiveBeta® Equity ETFs

February 29, 2024

The following are highlights both of key factors affecting U.S., international and emerging markets equity markets and of any key changes made to the Goldman Sachs ActiveBeta® Equity ETFs (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to the Funds’ shareholders, per new Securities and Exchange Commission requirements with a compliance date of July 24, 2024.

Market and Economic Review

U.S. Equities

•	Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting consensus expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500 Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25%-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500 Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

1

MARKET REVIEW

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500 Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500 Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500 Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven,” the group of high-performing and influential companies that drove U.S. equity performance for much of 2023.”

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500 Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned 9.23% for the Reporting Period, lagging the U.S. equity market.

•	As the Reporting Period began in September 2023, international equity markets, like their U.S. counterpart, declined, marked by persistent inflation, contractionary economic concerns, particularly in Europe, and further interest rate hikes. Recession fears were renewed by a steep rise in oil prices. Further, a selloff in global bond markets put increased pressure on risk assets.

•	In Europe, concerns persisted around the contractionary effect of elevated interest rates on the economy as the European Central Bank (“ECB”) raised interest rates for the second time in the third calendar quarter. However, inflation in Europe fell to a two-year low, and the ECB suggested its September hike may be the last.

2

MARKET REVIEW

•	The U.K. equity market fared better than continental Europe, largely supported by its energy sector, which benefited from increased oil prices. The market also benefited from sterling, its currency, depreciation relative to the U.S. dollar. Additionally, U.K. markets showed signs of improving consumer confidence. The Bank of England (“BoE”) ended its run of 14 consecutive interest rate hikes in September.

•	The Japanese equity market fell in September, as concerns arose surrounding political tensions with China, which could impact tourism.

•	International equities rallied strongly in the fourth quarter of 2023, fueled by consensus expectations of interest rate cuts in 2024 amid falling inflation numbers and a fizzling out of the “higher for longer” narrative.

•	In Europe, equities were weak in October but then recovered to close out the year. Headline inflation in December ticked up from November; however, core inflation fell.

•	U.K. equities posted positive returns overall but lagged other geographies due to sterling appreciation and a large exposure to the underperforming energy sector. Although U.K. economic growth entered negative territory during the quarter, markets were buoyed by expectations of an ending rate hike cycle. As a result, domestic small-cap and mid-cap stocks performed especially well.

•	The Japanese equity market similarly posted positive, albeit modest, returns for the quarter. Yen appreciation was a headwind for Japanese equities. However, expectations of rate cuts and dovish U.S. Fed moves were positive news for Japanese equities. The December 2023 Bank of Japan Tankan survey signaled toward improving business sentiment. However, the Bank of Japan’s December meeting, though not featuring any policy or rate changes, slightly dampened consensus expectations of an imminent end to its negative policy rates.

•	The MSCI EAFE Index posted positive, though quite modest, returns in January 2024. While developed markets advanced on positive macroeconomic indicators, central banks tempered investor expectations of interest rate cuts in the first quarter of 2024.

•	European equities gained. The ECB kept its rates steady at its January meeting, recognizing a medium-term trend in declining inflation despite the uptick in the prior month. The ECB seemed to have little aversion towards maintaining elevated rates for as long as necessary, reiterating its commitment to a data-driven approach over the next few months.

•	U.K. equities posted a negative return overall in January. Signs of economic growth as well as a higher than anticipated December 2023 inflation reading pushed out consensus expectations of rate cuts from the BoE.

•	Despite beginning the calendar year with an earthquake and an accident at Tokyo Haneda airport, Japan was the best performing major region in January amidst foreign inflows, as investors rotated out of an underperforming Chinese equity market. Japanese equity markets were propelled by investor optimism around structural developments, such as corporate governance reforms requesting management plans around cost of capital and stock prices, as well as by the launch of the Nippon Individual Savings Account, which was widely expected to increase retail investor participation. The market was also boosted by yen depreciation, as the Bank of Japan elected not to change its negative rate policy at its January meeting.

•	The MSCI EAFE Index performed better in February 2024, as corporate earnings reports and positive economic data supported a solid monthly return.

•	European equities gained. Despite inflation in the region declining, the ECB reiterated its cautionary guidance regarding rate cuts. After reaching its highest level since July 2023 in January 2024, Europe’s Purchasing Managers’ Index (“PMI”) rose further in February, underscoring signs of improving economic activity in the region.

•	The U.K. equity market underperformed other international equity markets in February but still eked out a modestly positive return. Similar to the ECB, the BoE tempered interest rate cut expectations despite inflation coming in slightly below expectations. The U.K. equity market was further challenged by underwhelming corporate earnings and poor economic data that signaled the U.K. had entered a technical recession in the fourth quarter of 2023.

•	The Japanese equity market reached an all-time high in February, surpassing its previous high set 34 years earlier. Despite disappointing fourth quarter 2023 economic growth data, markets were enthused by the return of inflation in Japan, corporate governance reforms and stronger than consensus expected corporate earnings results, led mainly by large-cap stocks.

3

MARKET REVIEW

•	For the Reporting Period overall, eight of the eleven sectors in the MSCI EAFE Index posted positive total returns. The best performing sectors within the MSCI EAFE Index during the Reporting Period were information technology, industrials and financials, each posting a double-digit positive total return. The weakest performing sectors were consumer staples, utilities and energy.

•	The best performing countries within the MSCI EAFE Index were the Netherlands, Sweden and Israel. The weakest performing countries during the Reporting Period were Portugal, Hong Kong and Finland.

Emerging Markets Equities

•	Representing the emerging markets equity markets, the MSCI Emerging Markets Index (net) returned 4.93% during the Reporting Period, underperforming both the U.S. equity market and the developed international equity markets overall.

•	As the Reporting Period began in September 2023, emerging markets equities as a whole posted negative returns, as heightened expectations amid strong U.S. economic data that U.S. interest rates would remain higher for longer put pressure on emerging markets equities.

•	China remained top of mind for many investors with property market and local government debt issues reducing confidence in its equity market, which posted negative returns.

•	Elsewhere in Asia, India’s equity market rose, as the country’s long-term structural drivers remained strong and its near-term cyclical backdrop improved, with economic momentum advancing, corporate earnings growth broadening and corporate capital expenditures picking up.

•	In Latin America, the Brazilian equity market rose modestly, reporting economic growth that beat consensus expectations though high inflation kept investors alert to potential changes in economic policy.

•	In the EMEA (Europe, Middle East and Africa) region, Turkey’s equity market was the top performer, as domestic retail investor flows followed a signaled return to economic orthodoxy from the Turkish government. However, the equity markets of Poland, Greece and Saudi Arabia fell.

•	Emerging markets equities rallied in the fourth quarter of 2023 overall.

•	In October 2023, emerging markets equities as a whole fell as did most equity markets globally, as expectations for higher for longer interest rates, particularly in the U.S., and the outbreak of war in the Middle East reduced risk appetite, especially within emerging markets regions.

•	November 2023 was a strong month for emerging markets equities, as the view that developed markets interest rates had reached their peak supported equity market performance. All individual country constituents within the MSCI Emerging Markets Index posted positive returns, although China continued to struggle as consumer confidence remained weak amid ongoing property market troubles.

•	The MSCI Emerging Markets Index rose solidly in December 2023, as emerging markets proved beneficiaries of the widening view that U.S. interest rates were likely to fall more quickly than previously anticipated. A series of lower than consensus expected inflation reports in Europe and the U.S. were key drivers of such rate expectations. Adding to positive sentiment for emerging markets equities were high consensus earnings growth forecasts for emerging markets for 2024 and 2025.

•	The MSCI Emerging Markets Index fell in January 2024, suffering as strong U.S. economic data and hawkish messaging from the U.S. Fed altered interest rate cut altered consensus interest rate expectations. Despite China’s positive reported economic growth, its equity market was weakest, as the country continued to deal with issues of weak consumer confidence and property market concerns, with Evergrande, one of its largest real estate companies, going into liquidation during the month. Additionally, disappointment in the level of government support affected sentiment. Countries with strong trade links to China, including South Korea and Thailand, also suffered, as consensus expected export demand fell. On the other hand, India maintained its strong momentum from 2023, buoyed by corporate fundamentals and its government announcing a budget that reiterated a commitment to fiscal consolidation and introducing measures to encourage private capital expenditure. In Latin America, the rate differential between the U.S. and regional central banks was a drag, driving the equity markets of Chile, Peru and Brazil to negative monthly returns.

4

MARKET REVIEW

•	The MSCI Emerging Markets Index rose in February 2024, supported largely by a rebound in China’s equity market, which had recently hit five-year lows. China’s equity market was boosted by government intervention, including stock purchases by state-owned investment firms, and by data indicating better tourist activity during the lunar new year.

•	During the Reporting Period overall, the best performing sectors within the MSCI Emerging Markets Index were utilities, energy and information technology. The weakest performing sectors were communication services, real estate and materials.

•	The best performing countries within the MSCI Emerging Markets Index during the Reporting Period were Egypt, Poland, Colombia, Peru and India. The weakest performing countries were Hong Kong, Thailand, China, Czech Republic and Chile.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

5

FUND BASICS

Index Definitions and Industry Terms

S&P 500 Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. The Russell 2000® Index includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. It is not possible to invest directly in an index.

Russell MidCap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. The Russell Midcap® Index includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® Index companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.

MSCI EAFE® Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI EAFE® Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI EAFE® Index is unmanaged and the figures for the MSCI EAFE® Index do not include any deduction for fees or expenses.

MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

6

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$30.70

Net Asset Value (NAV)[1]	$30.97

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Emerging Markets Equity Index[3]	MSCI Emerging Market Index[4]

Shares	5.95%	5.49%	6.93%	4.93%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%	Information Technology	Taiwan

Samsung Electronics Co. Ltd.	3.4	Information Technology	South Korea

Tencent Holdings Ltd.	2.8	Communication Services	China

Alibaba Group Holding Ltd.	1.7	Consumer Discretionary	China

Reliance Industries Ltd.	1.0	Energy	India

Infosys Ltd.	0.9	Information Technology	India

MediaTek, Inc.	0.8	Information Technology	Taiwan

Tata Consultancy Services Ltd.	0.7	Information Technology	India

China Construction Bank Corp., Class H	0.7	Financials	China

PDD Holdings, Inc. ADR	0.7	Consumer Discretionary	China

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [6]

[6]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.3% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

8

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

ActiveBeta® Europe Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$35.17

Net Asset Value (NAV)[1]	$35.18

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	ActiveBeta® Europe Equity Index[3]	MSCI Europe Index[4]

Shares	7.09%	7.24%	7.15%	8.17%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers in Europe. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business	Country

Novo Nordisk A/S, Class B	3.5%	Health Care	Denmark

ASML Holding NV	3.0	Information Technology	Netherlands

Nestle SA	2.1	Consumer Staples	United States

LVMH Moet Hennessy Louis Vuitton SE	2.1	Consumer Discretionary	France

Novartis AG	1.8	Health Care	Switzerland

Roche Holding AG	1.6	Health Care	United States

AstraZeneca PLC	1.5	Health Care	United Kingdom

SAP SE	1.5	Information Technology	Germany

Shell PLC	1.5	Energy	Netherlands

TotalEnergies SE	1.2	Energy	France

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [6]

[6]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.5% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

11

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

ActiveBeta® International Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$33.38

Net Asset Value (NAV)[1]	$33.34

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Intl Equity Index[3]	MSCI World ex USA Index[4]

Shares	7.84%	7.94%	7.85%	9.07%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

13

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business	Country

Novo Nordisk A/S, Class B	2.0%	Health Care	Denmark

ASML Holding NV	1.5	Information Technology	Netherlands

LVMH Moet Hennessy Louis Vuitton SE	1.2	Consumer Discretionary	France

Nestle SA	1.2	Consumer Staples	United States

Novartis AG	1.0	Health Care	Switzerland

Roche Holding AG	0.9	Health Care	United States

AstraZeneca PLC	0.8	Health Care	United Kingdom

SAP SE	0.8	Information Technology	Germany

Shell PLC	0.8	Energy	Netherlands

Constellation Software, Inc.	0.7	Information Technology	Canada

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [6]

[6]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.2% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

14

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

FUND BASICS

ActiveBeta® Japan Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$37.90

Net Asset Value (NAV)[1]	$37.93

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Japan Equity Index[3]	MSCI Japan Index[4]

Shares	12.39%	12.28%	12.40%	14.13%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”) is designed to deliver exposure to equity securities of Japan issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

16

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business

Toyota Motor Corp.	5.2%	Automobiles

Mitsubishi UFJ Financial Group, Inc.	2.7	Banks

Tokyo Electron Ltd.	2.6	Semiconductors & Semiconductor Equipment

Sony Group Corp.	2.0	Household Durables

Mitsubishi Corp.	2.0	Trading Companies & Distributors

Hitachi Ltd.	1.8	Industrial Conglomerates

Keyence Corp.	1.8	Electronic Equipment, Instruments & Components

Sumitomo Mitsui Financial Group, Inc.	1.7	Banks

Mitsui & Co. Ltd.	1.4	Trading Companies & Distributors

Shin-Etsu Chemical Co. Ltd.	1.4	Chemicals

5 The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [6]

[6]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.2% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index.

17

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

18

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$100.75

Net Asset Value (NAV)[1]	$100.79

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Large Cap Equity Index[3]	S&P 500 Index[4]
Shares	14.68%	14.61%	14.72%	13.93%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]

The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

19

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	6.2%	Software

Apple, Inc.	5.5	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	3.7	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	3.1	Broadline Retail

Meta Platforms, Inc., Class A	2.5	Interactive Media & Services

Alphabet, Inc., Class A	1.7	Interactive Media & Services

Alphabet, Inc., Class C	1.6	Interactive Media & Services

Eli Lilly & Co.	1.4	Pharmaceuticals

Broadcom, Inc.	1.0	Semiconductors & Semiconductor Equipment

Berkshire Hathaway, Inc., Class B	1.0	Financial Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [6]

[6]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

20

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

21

FUND BASICS

ActiveBeta® U.S. Small Cap Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$63.48

Net Asset Value (NAV)[1]	$63.63

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	ActiveBeta® U.S. Small Cap Equity ETF Index[3]	Russell 2000® Index[4]

Shares	8.83%	8.62%	8.90%	8.97%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of small capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]

The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

22

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business

Super Micro Computer, Inc.	1.3%	Technology Hardware, Storage & Peripherals

Comfort Systems USA, Inc.	0.5	Construction & Engineering

Applied Industrial Technologies, Inc.	0.4	Trading Companies & Distributors

Simpson Manufacturing Co., Inc.	0.4	Building Products

Atkore, Inc.	0.4	Electrical Equipment

Alpha Metallurgical Resources, Inc.	0.4	Metals & Mining

Boise Cascade Co.	0.4	Trading Companies & Distributors

Abercrombie & Fitch Co., Class A	0.4	Specialty Retail

UFP Industries, Inc.	0.4	Building Products

GMS, Inc.	0.4	Trading Companies & Distributors

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [6]

[6]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Russell Investments. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.6% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

23

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

24

FUND BASICS

ActiveBeta® World Low Vol Plus Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$45.79

Net Asset Value (NAV)[1]	$45.76

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® World Low Vol Plus Equity Index[3]

Shares	11.90%	11.87%	11.75%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index (the “Index”) is designed to deliver exposure is designed to deliver exposure to large and mid-capitalization equity securities of developed market issuers, including the United States. The Index seeks to capture common sources of active equity returns, including low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time), value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), and quality (i.e., profitability). The Index seeks to provide exposure to these factors with an emphasis on the low volatility factor. The index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

25

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24 [5]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	2.9%	Information Technology	United States

Apple, Inc.	2.9	Information Technology	United States

O’Reilly Automotive, Inc.	1.2	Consumer Discretionary	United States

Amazon.com, Inc.	1.2	Consumer Discretionary	United States

Berkshire Hathaway, Inc., Class B	1.2	Financials	United States

Walmart, Inc.	1.1	Consumer Staples	United States

NVIDIA Corp.	1.0	Information Technology	United States

Meta Platforms, Inc., Class A	1.0	Communication Services	United States

International Business Machines Corp.	0.9	Information Technology	United States

Home Depot, Inc. (The)	0.8	Consumer Discretionary	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK [5]

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index.

26

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

27

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%

Brazil – 4.0%
667,886	Ambev SA (Consumer Staples)	$1,691,004
499,804	B3 SA – Brasil Bolsa Balcao (Financials)	1,290,589
403,110	Banco Bradesco SA (Financials)	997,908
92,046	Banco do Brasil SA (Financials)	1,071,877
64,908	Banco Santander Brasil SA (Financials)	373,616
543,960	BB Seguridade Participacoes SA (Financials)	3,650,011
190,031	CCR SA (Industrials)	527,030
121,391	Centrais Eletricas Brasileiras SA (Utilities)	1,062,765
94,045	CPFL Energia SA (Utilities)	669,850
48,079	Energisa SA (Utilities)	491,952
76,943	Engie Brasil Energia SA (Utilities)	650,709
279,333	Equatorial Energia SA (Utilities)	1,921,569
48,138	Hypera SA (Health Care)	318,553
84,762	Klabin SA (Materials)	385,030
257,373	Lojas Renner SA (Consumer Discretionary)	818,430
1,328,900	Magazine Luiza SA (Consumer Discretionary)*	569,683
306,273	Natura & Co. Holding SA (Consumer Staples)*	1,005,366
489,805	Petroleo Brasileiro SA (Energy)	4,063,430
76,179	PRIO SA (Energy)	670,159
552,715	Raia Drogasil SA (Consumer Staples)	2,963,446
85,225	Suzano SA (Materials)	966,546
201,741	Telefonica Brasil SA (Communication Services)	2,212,039
273,596	TIM SA (Communication Services)	1,000,521
442,527	Vale SA (Materials)	5,966,386
133,795	Vibra Energia SA (Consumer Discretionary)	696,354
236,849	WEG SA (Industrials)	1,748,964

		37,783,787

Chile – 0.4%
918,721	Cencosud SA (Consumer Staples)	1,648,352
231,540	Empresas CMPC SA (Materials)	410,636
82,031	Empresas Copec SA (Energy)	525,940
2,982,330	Enel Americas SA (Utilities)	303,780
321,705	Falabella SA (Consumer Discretionary)*	815,062

		3,703,770

China – 27.3%
193,995	360 Security Technology, Inc., Class A (Information Technology)*	236,125

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
358,131	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	$968,237
2,716,985	Agricultural Bank of China Ltd., Class A (Financials)	1,579,982
4,262,766	Agricultural Bank of China Ltd., Class H (Financials)	1,753,284
125,685	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	255,548
19,798	Airtac International Group (Industrials)	757,860
82,404	Akeso, Inc. (Health Care)*(a)	495,763
1,694,540	Alibaba Group Holding Ltd. (Consumer Discretionary)	15,779,170
614,409	Alibaba Health Information Technology Ltd. (Consumer Staples)*	269,973
449,336	Aluminum Corp. of China Ltd., Class A (Materials)	377,292
1,254,817	Aluminum Corp. of China Ltd., Class H (Materials)	628,306
63,185	Anhui Conch Cement Co. Ltd., Class A (Materials)	209,937
60,318	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	683,943
170,659	ANTA Sports Products Ltd. (Consumer Discretionary)	1,673,063
16,002	Autohome, Inc. ADR (Communication Services)	415,892
162,417	Baidu, Inc., Class A (Communication Services)*	2,065,273
1,822,276	Bank of Beijing Co. Ltd., Class A (Financials)	1,310,071
372,194	Bank of Changsha Co. Ltd., Class A (Financials)	402,400
2,923,030	Bank of China Ltd., Class A (Financials)	1,813,392
8,968,969	Bank of China Ltd., Class H (Financials)	3,528,564
1,933,364	Bank of Communications Co. Ltd., Class A (Financials)	1,682,411
2,384,594	Bank of Communications Co. Ltd., Class H (Financials)	1,565,606
193,627	Bank of Hangzhou Co. Ltd., Class A (Financials)	297,753
1,317,967	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,402,978
608,526	Bank of Nanjing Co. Ltd., Class A (Financials)	738,989
997,546	Bank of Shanghai Co. Ltd., Class A (Financials)	904,060
343,233	Bank of Suzhou Co. Ltd., Class A (Financials)	337,743
456,232	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	422,340
37,509	BeiGene Ltd. (Health Care)*	507,863

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
245,583	Beijing Enterprises Holdings Ltd. (Utilities)	$925,391
6,317	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	237,548
64,761	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	661,070
187,161	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	227,547
471,212	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	330,262
62,206	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	551,935
1,042,510	BOE Technology Group Co. Ltd., Class A (Information Technology)	577,303
2,031,813	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,025,146
12,493	BYD Co. Ltd., Class A (Consumer Discretionary)	331,517
56,472	BYD Co. Ltd., Class H (Consumer Discretionary)	1,394,344
114,796	BYD Electronic International Co. Ltd. (Information Technology)	434,034
166,904	By-health Co. Ltd., Class A (Consumer Staples)	391,475
136,061	C&D International Investment Group Ltd. (Real Estate)	221,415
363,177	Caitong Securities Co. Ltd., Class A (Financials)	402,228
440,955	CECEP Solar Energy Co. Ltd., Class A (Utilities)	332,923
996,903	CGN Power Co. Ltd., Class A (Utilities)	534,061
3,593,548	CGN Power Co. Ltd., Class H (Utilities)(a)	1,092,459
12,284	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	219,076
402,335	Changjiang Securities Co. Ltd., Class A (Financials)	307,115
3,763,641	China Cinda Asset Management Co. Ltd., Class H (Financials)	360,557
2,699,302	China CITIC Bank Corp. Ltd., Class H (Financials)	1,437,780
1,157,315	China Communications Services Corp. Ltd., Class H (Industrials)	492,267
1,164,718	China Construction Bank Corp., Class A (Financials)	1,131,540
11,095,407	China Construction Bank Corp., Class H (Financials)	6,916,205
1,200,550	China Energy Engineering Corp. Ltd., Class A (Industrials)	363,235

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,256,618	China Everbright Bank Co. Ltd., Class A (Financials)	$561,578
2,475,872	China Everbright Bank Co. Ltd., Class H (Financials)	774,817
1,540,342	China Feihe Ltd. (Consumer Staples)(a)	767,338
291,842	China Galaxy Securities Co. Ltd., Class A (Financials)	492,125
1,057,280	China Galaxy Securities Co. Ltd., Class H (Financials)	556,406
301,977	China Great Wall Securities Co. Ltd., Class A (Financials)	331,933
1,175,666	China Medical System Holdings Ltd. (Health Care)	1,931,211
535,493	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	1,346,120
200,210	China Merchants Bank Co. Ltd., Class A (Financials)	890,285
387,865	China Merchants Bank Co. Ltd., Class H (Financials)	1,513,549
293,160	China Merchants Port Holdings Co. Ltd. (Industrials)	363,604
173,512	China Merchants Securities Co. Ltd., Class A (Financials)	339,547
270,970	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	354,261
1,718,670	China Minsheng Banking Corp. Ltd., Class A (Financials)	963,662
2,916,758	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,028,287
66,558	China National Medicines Corp. Ltd., Class A (Health Care)	290,979
388,960	China National Nuclear Power Co. Ltd., Class A (Utilities)	468,571
285,841	China Oilfield Services Ltd., Class H (Energy)	251,929
53,644	China Pacific Insurance Group Co. Ltd., Class A (Financials)	190,744
170,531	China Pacific Insurance Group Co. Ltd., Class H (Financials)	325,431
1,430,853	China Petroleum & Chemical Corp., Class A (Energy)	1,241,155
3,509,175	China Petroleum & Chemical Corp., Class H (Energy)	1,940,876
575,661	China Railway Group Ltd., Class A (Industrials)	507,331
910,170	China Railway Group Ltd., Class H (Industrials)	444,110
85,134	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	369,188
75,279	China Resources Land Ltd. (Real Estate)	231,737
743,451	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	503,307

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
100,510	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	$766,946
158,191	China Shenhua Energy Co. Ltd., Class A (Energy)	847,462
546,457	China Shenhua Energy Co. Ltd., Class H (Energy)	2,111,476
430,004	China State Construction Engineering Corp. Ltd., Class A (Industrials)	319,284
294,356	China Taiping Insurance Holdings Co. Ltd. (Financials)	256,802
568,205	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	364,333
11,360,320	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,378,539
1,329,095	China United Network Communications Ltd., Class A (Communication Services)	885,418
242,111	China Yangtze Power Co. Ltd., Class A (Utilities)	841,731
2,565,381	China Zheshang Bank Co. Ltd., Class A (Financials)	989,800
61,459	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	558,699
1,258,195	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	782,306
61,562	Chongqing Taiji Industry Group Co. Ltd., Class A (Health Care)*	324,161
69,971	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	519,447
219,961	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	329,290
691,449	CITIC Ltd. (Industrials)	698,621
139,148	CITIC Securities Co. Ltd., Class A (Financials)	411,346
1,089,594	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	372,007
391,190	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	570,070
478,003	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	515,321
471,852	CRRC Corp. Ltd., Class A (Industrials)	417,809
385,301	CRRC Corp. Ltd., Class H (Industrials)	198,832
81,888	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	389,026
2,176,156	CSPC Pharmaceutical Group Ltd. (Health Care)	1,701,164
408,555	Daqin Railway Co. Ltd., Class A (Industrials)	423,000

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
92,026	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	$303,848
62,497	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	503,862
851,519	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	364,371
320,262	Dongxing Securities Co. Ltd., Class A (Financials)	377,367
135,732	East Buy Holding Ltd. (Consumer Discretionary)*(a)	419,568
79,230	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	410,486
33,980	ENN Energy Holdings Ltd. (Utilities)	279,304
175,148	ENN Natural Gas Co. Ltd., Class A (Utilities)	455,296
407,278	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	278,669
449,102	Far East Horizon Ltd. (Financials)	360,828
428,021	First Capital Securities Co. Ltd., Class A (Financials)	340,385
251,613	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	652,670
62,091	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	373,050
572,727	Geely Automobile Holdings Ltd. (Consumer Discretionary)	626,219
423,174	GEM Co. Ltd., Class A (Materials)	314,800
119,407	GF Securities Co. Ltd., Class A (Financials)	234,994
281,774	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	298,776
74,890	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	405,878
51,568	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	308,610
259,436	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	320,818
158,661	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	651,357
51,112	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	427,751
249,815	Guosen Securities Co. Ltd., Class A (Financials)	298,866

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
180,160	Guotai Junan Securities Co. Ltd., Class A (Financials)	$377,310
381,654	Guoyuan Securities Co. Ltd., Class A (Financials)	369,723
637,829	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	1,168,310
216,479	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	723,775
430,218	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	1,313,383
272,120	Haitong Securities Co. Ltd., Class A (Financials)	345,190
514,672	Haitong Securities Co. Ltd., Class H (Financials)	255,732
219,684	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	230,500
73,673	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	255,623
206,229	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	355,772
101,863	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	413,093
74,853	Hengan International Group Co. Ltd. (Consumer Staples)	231,382
422,902	Hengyi Petrochemical Co. Ltd., Class A (Materials)*	406,160
1,219,242	Hesteel Co. Ltd., Class A (Materials)	368,890
108,670	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	390,625
49,025	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	932,633
112,923	Huadong Medicine Co. Ltd., Class A (Health Care)	527,844
376,817	Huafon Chemical Co. Ltd., Class A (Materials)	356,669
261,393	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	687,471
189,642	Huatai Securities Co. Ltd., Class A (Financials)	382,692
330,395	Huatai Securities Co. Ltd., Class H (Financials)(a)	390,795
1,329,585	Huaxia Bank Co. Ltd., Class A (Financials)	1,169,920
171,864	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	416,705
144,846	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	743,805

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,826,766	Industrial & Commercial Bank of China Ltd., Class A (Financials)	$1,351,329
6,166,599	Industrial & Commercial Bank of China Ltd., Class H (Financials)	3,182,232
415,666	Industrial Bank Co. Ltd., Class A (Financials)	960,527
1,477,395	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	315,768
190,150	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	437,818
100,956	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	397,225
127,662	iQIYI, Inc. ADR (Communication Services)*	471,073
191,600	JCET Group Co. Ltd., Class A (Information Technology)	695,639
52,967	JD Health International, Inc. (Consumer Staples)*(a)	201,617
205,946	JD.com, Inc., Class A (Consumer Discretionary)	2,342,567
410,613	Jiangsu Expressway Co. Ltd., Class H (Industrials)	422,215
248,484	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	1,470,505
58,340	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	647,183
184,105	Jiangxi Copper Co. Ltd., Class A (Materials)	500,554
317,893	Jiangxi Copper Co. Ltd., Class H (Materials)	473,461
24,797	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	210,449
217,579	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	364,783
631,211	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	713,099
294,073	Kingboard Holdings Ltd. (Information Technology)	577,719
335,016	Kingnet Network Co. Ltd., Class A (Communication Services)	581,201
97,185	Kingsoft Corp. Ltd. (Communication Services)	271,241
255,503	Kuaishou Technology (Communication Services)*(a)	1,452,315
9,448	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	2,222,596
1,841,639	Lenovo Group Ltd. (Information Technology)	2,039,522

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
72,001	Li Auto, Inc., Class A (Consumer Discretionary)*	$1,630,617
257,180	Li Ning Co. Ltd. (Consumer Discretionary)	641,242
1,502,219	Liaoning Port Co. Ltd., Class A (Industrials)	308,564
150,647	Longfor Group Holdings Ltd. (Real Estate)(a)	190,118
181,664	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	535,518
15,365	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	374,782
428,903	Meituan, Class B (Consumer Discretionary)*(a)	4,371,865
651,478	Metallurgical Corp. of China Ltd., Class A (Industrials)	301,089
41,917	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	223,918
196,521	NetEase, Inc. (Communication Services)	4,423,028
75,069	New China Life Insurance Co. Ltd., Class A (Financials)	341,732
163,259	New China Life Insurance Co. Ltd., Class H (Financials)	314,473
456,541	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	561,390
253,175	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)*	2,401,165
315,014	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	1,786,560
700,640	Offshore Oil Engineering Co. Ltd., Class A (Energy)	601,917
272,394	OFILM Group Co. Ltd., Class A (Information Technology)*	308,488
338,281	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	347,424
55,508	PDD Holdings, Inc. ADR (Consumer Discretionary)*	6,912,966
505,677	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	368,454
2,287,684	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	762,678
2,115,523	PetroChina Co. Ltd., Class A (Energy)	2,595,500
4,352,190	PetroChina Co. Ltd., Class H (Energy)	3,430,029
1,535,339	PICC Property & Casualty Co. Ltd., Class H (Financials)	2,102,344
198,100	Ping An Bank Co. Ltd., Class A (Financials)	291,160
118,187	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	703,684

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
397,995	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	$1,784,389
1,337,413	Postal Savings Bank of China Co. Ltd., Class A (Financials)	900,240
1,289,200	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	680,104
56,997	Qifu Technology, Inc. ADR (Financials)	880,604
259,490	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	581,626
194,617	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	404,076
32,046	Sangfor Technologies, Inc., Class A (Information Technology)*	281,977
447,560	SDIC Capital Co. Ltd., Class A (Financials)	428,599
203,305	SDIC Power Holdings Co. Ltd., Class A (Utilities)	406,596
169,817	Seazen Holdings Co. Ltd., Class A (Real Estate)*	245,348
27,146	SG Micro Corp., Class A (Information Technology)	266,515
125,743	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	450,251
170,185	Shandong Gold Mining Co. Ltd., Class A (Materials)	512,309
988,126	Shanghai Construction Group Co. Ltd., Class A (Industrials)	335,992
599,823	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	352,972
649,281	Shanghai International Port Group Co. Ltd., Class A (Industrials)	489,309
174,524	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	258,931
194,560	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	489,556
970,007	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	962,569
420,684	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	420,377
463,490	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	414,907
309,712	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	284,126
781,822	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	411,243
26,669	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	862,632
661,731	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	420,628

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
385,102	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	$352,218
14,472	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	580,828
663,705	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	282,790
56,203	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	505,068
85,265	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	233,953
201,284	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	599,501
441,580	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	315,009
165,667	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	360,063
196,024	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	746,797
328,093	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	371,568
73,665	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	513,439
20,749	Silergy Corp. (Information Technology)	273,726
209,262	Sinoma International Engineering Co., Class A (Industrials)	326,153
237,612	Sinopharm Group Co. Ltd., Class H (Health Care)	666,205
356,094	SooChow Securities Co. Ltd., Class A (Financials)	360,777
33,743	Sunny Optical Technology Group Co. Ltd. (Information Technology)	218,954
69,634	TAL Education Group ADR (Consumer Discretionary)*	1,025,709
639,688	TCL Technology Group Corp., Class A (Information Technology)*	402,177
734,965	Tencent Holdings Ltd. (Communication Services)	26,023,439
128,533	Tencent Music Entertainment Group ADR (Communication Services)*	1,345,740
117,705	Tianqi Lithium Corp., Class A (Materials)	876,100
1,053,799	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,175,105
215,850	Tongwei Co. Ltd., Class A (Information Technology)	793,869
1,918,502	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,303,703

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
17,971	Trip.com Group Ltd. (Consumer Discretionary)*	$819,034
172,297	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	3,316,717
28,207	Wanhua Chemical Group Co. Ltd., Class A (Materials)	311,421
1,705,152	Want Want China Holdings Ltd. (Consumer Staples)	940,918
364,942	Western Securities Co. Ltd., Class A (Financials)	403,676
1,699,499	Wintime Energy Group Co. Ltd., Class A (Utilities)*	325,500
838,575	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	535,366
27,075	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	534,529
118,533	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	288,278
385,649	Xiamen C & D, Inc., Class A (Industrials)	557,178
942,664	Xiaomi Corp., Class B (Information Technology)*(a)	1,591,817
262,446	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	411,664
352,580	Yankuang Energy Group Co. Ltd., Class H (Energy)	814,256
75,123	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	337,182
65,034	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	498,140
424,044	Youngor Fashion Co. Ltd., Class A (Real Estate)	432,563
129,197	YTO Express Group Co. Ltd., Class A (Industrials)	228,620
667,555	Yuexiu Property Co. Ltd. (Real Estate)	445,958
58,059	Yum China Holdings, Inc. (Consumer Discretionary)	2,490,151
46,944	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	324,655
58,892	Yunnan Botanee Bio- Technology Group Co. Ltd., Class A (Consumer Staples)	535,854
159,335	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	403,355
214,277	Yutong Bus Co. Ltd., Class A (Industrials)	555,227
135,629	Zangge Mining Co. Ltd., Class A (Materials)	551,344
8,374	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	259,172
324,784	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	370,525

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
798,281	Zhejiang Expressway Co. Ltd., Class H (Industrials)	$609,764
274,703	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	326,353
153,670	Zhejiang NHU Co. Ltd., Class A (Health Care)	383,895
63,427	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	486,624
257,051	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	561,889
249,288	Zheshang Securities Co. Ltd., Class A (Financials)	354,285
26,107	Zhongji Innolight Co. Ltd., Class A (Information Technology)	562,196
306,727	Zhongjin Gold Corp. Ltd., Class A (Materials)	443,579
150,026	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	275,186
341,967	Zhongtai Securities Co. Ltd., Class A (Financials)	329,853
175,711	Zijin Mining Group Co. Ltd., Class H (Materials)	284,143
434,008	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	481,880
127,814	ZTE Corp., Class H (Information Technology)	288,319
13,032	ZTO Express Cayman, Inc. ADR (Industrials)	250,084

		257,970,257

Czech Republic – 0.2%
13,473	CEZ AS (Utilities)	461,479
18,771	Komercni banka AS (Financials)	654,987
152,339	Moneta Money Bank AS (Financials)(a)	670,971

		1,787,437

Egypt – 0.3%
1,421,159	Commercial International Bank - Egypt (CIB) (Financials)	1,992,538
1,779,689	Eastern Co. SAE (Consumer Staples)	1,234,636

		3,227,174

Greece – 0.8%
565,762	Eurobank Ergasias Services and Holdings SA (Financials)*	1,170,296
173,701	Hellenic Telecommunications Organization SA (Communication Services)	2,624,070
18,708	JUMBO SA (Consumer Discretionary)	547,421
14,182	Motor Oil Hellas Corinth Refineries SA (Energy)	405,162
24,205	Mytilineos SA (Industrials)	942,964

Shares	Description	Value

Common Stocks – (continued)

Greece – (continued)
75,677	National Bank of Greece SA (Financials)*	$593,239
86,525	OPAP SA (Consumer Discretionary)	1,579,590

		7,862,742

Hong Kong – 0.2%
48,285	Orient Overseas International Ltd. (Industrials)	750,599
2,340,967	Sino Biopharmaceutical Ltd. (Health Care)	935,932

		1,686,531

Hungary – 0.2%
128,210	MOL Hungarian Oil & Gas PLC (Energy)	1,019,685
15,975	OTP Bank Nyrt (Financials)	765,616
15,462	Richter Gedeon Nyrt (Health Care)	411,470

		2,196,771

India – 17.2%
7,630	ABB India Ltd. (Industrials)	501,047
210,893	Adani Power Ltd. (Utilities)*	1,398,768
6,420	Apollo Hospitals Enterprise Ltd. (Health Care)	472,432
51,491	Asian Paints Ltd. (Materials)	1,752,400
121,194	Aurobindo Pharma Ltd. (Health Care)	1,502,716
20,209	Avenue Supermarts Ltd. (Consumer Staples)*(a)	955,145
159,870	Axis Bank Ltd. (Financials)	2,072,890
5,075	Bajaj Auto Ltd. (Consumer Discretionary)	484,102
16,300	Bajaj Finance Ltd. (Financials)	1,276,881
19,570	Bajaj Finserv Ltd. (Financials)	376,171
313,774	Bank of Baroda (Financials)	1,004,523
77,376	Berger Paints India Ltd. (Materials)	566,162
294,712	Bharat Electronics Ltd. (Industrials)	728,994
118,525	Bharat Petroleum Corp. Ltd. (Energy)	863,176
159,277	Bharti Airtel Ltd. (Communication Services)	2,157,886
48,727	Britannia Industries Ltd. (Consumer Staples)	2,917,876
146,732	CG Power & Industrial Solutions Ltd. (Industrials)	784,393
37,061	Cholamandalam Investment and Finance Co. Ltd. (Financials)	486,839
162,748	Cipla Ltd. (Health Care)	2,905,631
191,426	Coal India Ltd. (Energy)	1,008,195
94,603	Colgate-Palmolive India Ltd. (Consumer Staples)	2,882,886
192,152	Dabur India Ltd. (Consumer Staples)	1,247,121
12,035	Divi’s Laboratories Ltd. (Health Care)	506,387

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
48,256	DLF Ltd. (Real Estate)	$524,485
30,534	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,365,737
11,610	Eicher Motors Ltd. (Consumer Discretionary)	531,015
362,498	GAIL India Ltd. (Utilities)	796,771
25,300	Godrej Consumer Products Ltd. (Consumer Staples)	383,758
42,620	Grasim Industries Ltd. (Materials)	1,126,407
83,714	Havells India Ltd. (Industrials)	1,546,083
267,922	HCL Technologies Ltd. (Information Technology)	5,376,293
14,800	HDFC Asset Management Co. Ltd. (Financials)(a)	669,886
161,462	HDFC Bank Ltd. (Financials)	2,732,827
101,187	HDFC Life Insurance Co. Ltd. (Financials)(a)	710,245
260,602	Hindalco Industries Ltd. (Materials)	1,583,578
24,849	Hindustan Aeronautics Ltd. (Industrials)	924,253
127,533	Hindustan Petroleum Corp. Ltd. (Energy)	783,505
82,341	Hindustan Unilever Ltd. (Consumer Staples)	2,395,564
470,534	ICICI Bank Ltd. (Financials)	5,971,036
43,327	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	894,457
141,928	Indian Hotels Co. Ltd. (Consumer Discretionary)	1,004,256
865,757	Indian Oil Corp. Ltd. (Energy)	1,728,564
410,770	Infosys Ltd. (Information Technology)	8,292,559
445,230	ITC Ltd. (Consumer Staples)	2,181,683
144,552	Jindal Steel & Power Ltd. (Materials)	1,353,275
261,025	Jio Financial Services Ltd. (Financials)*	975,897
95,825	JSW Steel Ltd. (Materials)	924,663
158,406	Jubilant Foodworks Ltd. (Consumer Discretionary)	886,250
32,508	Kotak Mahindra Bank Ltd. (Financials)	662,363
68,003	Larsen & Toubro Ltd. (Industrials)	2,852,081
41,045	LTIMindtree Ltd. (Information Technology)(a)	2,624,014
51,233	Lupin Ltd. (Health Care)	1,001,628
87,503	Mahindra & Mahindra Ltd. (Consumer Discretionary)	2,039,296
317,881	Marico Ltd. (Consumer Staples)	2,003,523
8,239	Maruti Suzuki India Ltd. (Consumer Discretionary)	1,121,671
42,532	Mphasis Ltd. (Information Technology)	1,342,573
382	MRF Ltd. (Consumer Discretionary)	673,006

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
56,139	Muthoot Finance Ltd. (Financials)	$882,713
94,700	Nestle India Ltd. (Consumer Staples)	2,965,162
334,800	NMDC Ltd. (Materials)	912,141
611,199	NTPC Ltd. (Utilities)	2,473,802
552,254	Oil & Natural Gas Corp. Ltd. (Energy)	1,762,337
4,202	Page Industries Ltd. (Consumer Discretionary)	1,738,727
13,641	Persistent Systems Ltd. (Information Technology)	1,419,825
8,665	PI Industries Ltd. (Materials)	383,808
47,725	Pidilite Industries Ltd. (Materials)	1,574,789
10,248	Polycab India Ltd. (Industrials)	587,056
330,330	Power Finance Corp. Ltd. (Financials)	1,596,348
841,729	Power Grid Corp. of India Ltd. (Utilities)	2,871,368
247,853	REC Ltd. (Financials)	1,321,374
259,125	Reliance Industries Ltd. (Energy)	9,130,413
42,800	SBI Cards & Payment Services Ltd. (Financials)	371,471
45,462	SBI Life Insurance Co. Ltd. (Financials)(a)	851,245
20,385	Shriram Finance Ltd. (Financials)	599,531
29,446	Siemens Ltd. (Industrials)	1,661,739
14,126	SRF Ltd. (Materials)	407,112
204,685	State Bank of India (Financials)	1,846,741
76,663	Sun Pharmaceutical Industries Ltd. (Health Care)	1,458,947
7,374	Supreme Industries Ltd. (Materials)	369,126
747,774	Suzlon Energy Ltd. (Industrials)*	408,084
27,100	Tata Communications Ltd. (Communication Services)	628,571
142,199	Tata Consultancy Services Ltd. (Information Technology)	7,022,979
74,364	Tata Consumer Products Ltd. (Consumer Staples)	1,067,304
16,512	Tata Elxsi Ltd. (Information Technology)	1,555,498
335,987	Tata Motors Ltd. (Consumer Discretionary)	3,850,329
169,850	Tata Motors Ltd., Class A (Consumer Discretionary)	1,295,134
151,102	Tata Power Co. Ltd. (The) (Utilities)	677,457
1,374,132	Tata Steel Ltd. (Materials)	2,334,241
201,601	Tech Mahindra Ltd. (Information Technology)	3,097,215
23,082	Titan Co. Ltd. (Consumer Discretionary)	1,008,951

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
66,155	Torrent Pharmaceuticals Ltd. (Health Care)	$2,127,157
11,487	Trent Ltd. (Consumer Discretionary)	537,774
20,292	Tube Investments of India Ltd. (Consumer Discretionary)	853,773
26,977	TVS Motor Co. Ltd. (Consumer Discretionary)*	695,994
16,366	UltraTech Cement Ltd. (Materials)	1,952,561
27,200	United Spirits Ltd. (Consumer Staples)	382,448
90,020	UPL Ltd. (Materials)	509,941
108,843	Varun Beverages Ltd. (Consumer Staples)	1,848,918
355,560	Vedanta Ltd. (Materials)	1,149,447
266,444	Wipro Ltd. (Information Technology)	1,666,475
268,088	Zomato Ltd. (Consumer Discretionary)*	534,939

		162,226,788

Indonesia – 1.9%
1,784,047	Adaro Energy Indonesia Tbk PT (Energy)	274,731
4,872,030	Aneka Tambang Tbk (Materials)	452,635
3,108,771	Astra International Tbk PT (Industrials)	1,033,619
3,830,256	Bank Central Asia Tbk PT (Financials)	2,406,858
2,889,561	Bank Mandiri Persero Tbk PT (Financials)	1,287,110
2,714,736	Bank Negara Indonesia Persero Tbk PT (Financials)	1,036,489
4,046,814	Bank Rakyat Indonesia Persero Tbk PT (Financials)	1,577,266
906,467	Indah Kiat Pulp & Paper Tbk PT (Materials)	503,272
2,114,185	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,553,855
3,466,071	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,461,198
11,406,541	Kalbe Farma Tbk PT (Health Care)	1,081,498
6,579,435	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	1,151,349
10,136,410	Telkom Indonesia Persero Tbk PT (Communication Services)	2,580,060
6,076,989	Unilever Indonesia Tbk PT (Consumer Staples)	1,055,691

		17,455,631

Kuwait – 0.6%
312,135	Agility Public Warehousing Co. KSC (Industrials)*	609,761
201,735	Boubyan Bank KSCP (Financials)	421,634
590,729	Kuwait Finance House KSCP (Financials)	1,555,308

Shares	Description	Value

Common Stocks – (continued)

Kuwait – (continued)
871,804	National Bank of Kuwait SAKP (Financials)	$2,777,078

		5,363,781

Luxembourg – 0.1%
40,574	Reinet Investments SCA (Financials)	1,023,754

Mexico – 2.6%
807,226	Alfa SAB de CV, Class A (Industrials)	601,169
2,810,955	America Movil SAB de CV, Series B (Communication Services)	2,628,708
51,098	Arca Continental SAB de CV (Consumer Staples)	549,738
107,500	Banco del Bajio SA (Financials)(a)	399,539
2,536,919	Cemex SAB de CV, Series CPO (Materials)*	1,936,897
103,936	Coca-Cola Femsa SAB de CV (Consumer Staples)	1,013,142
327,661	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,086,139
130,813	Gruma SAB de CV, Class B (Consumer Staples)	2,326,527
461,124	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	1,926,472
75,231	Grupo Carso SAB de CV, Series A1 (Industrials)	650,020
317,108	Grupo Financiero Banorte SAB de CV, Class O (Financials)	3,274,296
246,110	Grupo Mexico SAB de CV, Series B (Materials)	1,193,164
241,373	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	535,740
216,057	Orbia Advance Corp. SAB de CV (Materials)	399,034
40,958	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	425,119
4,800	Southern Copper Corp. (Materials)	388,128
744,807	Wal-Mart de Mexico SAB de CV (Consumer Staples)	2,978,530

		25,312,362

Philippines – 0.1%
442,034	Bank of the Philippine Islands (Financials)	983,696
38,170	Manila Electric Co. (Utilities)	264,810

		1,248,506

Poland – 1.2%
32,139	Bank Pekao SA (Financials)	1,394,229
14,680	CD Projekt SA (Communication Services)(b)	403,820

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
22,364	Dino Polska SA (Consumer Staples)*(a)	$2,606,021
503	LPP SA (Consumer Discretionary)	2,262,800
25,787	ORLEN SA (Energy)	400,782
101,966	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	1,420,605
184,201	Powszechny Zaklad Ubezpieczen SA (Financials)	2,268,390
3,156	Santander Bank Polska SA (Financials)	434,871

		11,191,518

Qatar – 0.9%
512,875	Commercial Bank PSQC (The) (Financials)	712,193
91,940	Industries Qatar QSC (Industrials)	325,742
655,702	Ooredoo QPSC (Communication Services)	2,047,606
366,678	Qatar International Islamic Bank QSC (Financials)	1,149,079
325,626	Qatar Islamic Bank (Financials)	1,802,077
688,093	Qatar National Bank QPSC (Financials)	2,878,236

		8,914,933

Romania – 0.1%
116,547	NEPI Rockcastle NV (Real Estate)*	831,405

Russia – 0.0%
1,256,908	Gazprom PJSC (Energy)*(c)	—
35,708,229	Inter RAO UES PJSC (Utilities)(c)	—
62,206	LUKOIL PJSC (Energy)(c)	—
11,906	MMC Norilsk Nickel PJSC (Materials)(c)	—
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)(c)	—
839,494	Novolipetsk Steel PJSC (Materials)*(c)	—
820	PhosAgro PJSC (Materials)(c)	—
127,440	PhosAgro PJSC, GDR (Materials)*(c)	—
70,023	Polymetal International PLC (Materials)*(c)	—
11,287	Polyus PJSC (Materials)*(c)	—
90,086	Rosneft Oil Co. PJSC (Energy)(c)	—
1,661,273	Sberbank of Russia PJSC (Financials)(c)	—
152,107	Severstal PAO (Materials)*(c)	—
3,362,523	Surgutneftegas PJSC (Energy)(c)	—
277,377	Tatneft PJSC (Energy)(c)	—
1,366	TCS Group Holding PLC, GDR (Financials)*(c)	—
799,132,583	VTB Bank PJSC (Financials)*(c)	—

Shares	Description	Value

Common Stocks – (continued)

Russia – (continued)
40,500	Yandex NV, Class A (Communication Services)*(c)	$—

		—

Saudi Arabia – 4.0%
11,627	ACWA Power Co. (Utilities)	818,475
31,010	Advanced Petrochemical Co. (Materials)	316,277
198,395	Al Rajhi Bank (Financials)	4,708,198
72,176	Alinma Bank (Financials)	845,835
28,985	Almarai Co. JSC (Consumer Staples)	454,448
53,756	Arab National Bank (Financials)	399,196
7,232	Arabian Internet & Co.mmunications Services Co. (Information Technology)	707,329
40,409	Bank AlBilad (Financials)	532,279
56,422	Bank Al-Jazira (Financials)*	292,769
44,097	Banque Saudi Fransi (Financials)	447,990
30,238	Bupa Arabia for Cooperative Insurance Co. (Financials)	1,851,224
129,372	Dar Al Arkan Real Estate Development Co. (Real Estate)*	481,570
11,023	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	968,183
4,731	Elm Co. (Information Technology)	1,333,405
186,031	Etihad Etisalat Co. (Communication Services)	2,743,118
88,173	Jarir Marketing Co. (Consumer Discretionary)	366,300
171,864	Mobile Telecommunications Co Saudi Arabia (Communication Services)	682,818
31,300	Nahdi Medical Co. (Consumer Staples)	1,185,132
76,724	Riyad Bank (Financials)	636,247
29,136	SABIC Agri-Nutrients Co. (Materials)	972,676
101,488	Sahara International Petrochemical Co. (Materials)	829,429
64,028	Saudi Arabian Mining Co. (Materials)*	849,370
458,535	Saudi Arabian Oil Co. (Energy)(a)	3,875,839
104,848	Saudi Awwal Bank (Financials)	1,153,236
89,537	Saudi Basic Industries Corp. (Materials)	1,881,320
137,859	Saudi Electricity Co. (Utilities)	735,189
84,855	Saudi Investment Bank (The) (Financials)	366,092
290,381	Saudi Kayan Petrochemical Co. (Materials)*	747,187
277,467	Saudi National Bank (The) (Financials)	3,133,277
203,873	Saudi Telecom Co. (Communication Services)	2,307,658

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
104,882	Savola Group (The) (Consumer Staples)	$1,482,214

		38,104,280

South Africa – 2.8%
125,422	Absa Group Ltd. (Financials)	1,069,344
112,157	Aspen Pharmacare Holdings Ltd. (Health Care)	1,145,848
84,549	Bid Corp. Ltd. (Consumer Staples)	1,977,566
42,953	Bidvest Group Ltd. (The) (Industrials)	523,172
7,152	Capitec Bank Holdings Ltd. (Financials)	752,256
87,993	Clicks Group Ltd. (Consumer Staples)	1,376,468
28,631	Discovery Ltd. (Financials)	202,826
540,853	FirstRand Ltd. (Financials)	1,826,361
124,575	Gold Fields Ltd. (Materials)	1,635,133
186,566	Impala Platinum Holdings Ltd. (Materials)	629,999
52,087	Kumba Iron Ore Ltd. (Materials)	1,457,907
264,958	MTN Group Ltd. (Communication Services)	1,153,267
8,910	Naspers Ltd., Class N (Consumer Discretionary)	1,465,422
95,624	Nedbank Group Ltd. (Financials)	1,092,582
1,179,356	Old Mutual Ltd. (Financials)	734,033
280,654	OUTsurance Group Ltd. (Financials)	609,184
296,438	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	288,499
92,085	Remgro Ltd. (Financials)	698,231
256,115	Sanlam Ltd. (Financials)	981,938
212,916	Shoprite Holdings Ltd. (Consumer Staples)	2,865,924
189,537	Standard Bank Group Ltd. (Financials)	1,993,998
150,904	Vodacom Group Ltd. (Communication Services)	739,584
294,407	Woolworths Holdings Ltd. (Consumer Discretionary)	984,797

		26,204,339

South Korea – 11.7%
14,719	Amorepacific Corp. (Consumer Staples)	1,322,013
4,274	Celltrion, Inc. (Health Care)	576,778
5,661	CJ CheilJedang Corp. (Consumer Staples)	1,273,257
2,506	CosmoAM&T Co. Ltd. (Information Technology)*	333,293
45,388	Coway Co. Ltd. (Consumer Discretionary)	1,847,424
8,928	DB Insurance Co. Ltd. (Financials)*	662,426

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
15,042	Doosan Bobcat, Inc. (Industrials)	$530,356
28,784	Doosan Enerbility Co. Ltd. (Industrials)*	351,045
3,395	Ecopro BM Co. Ltd. (Industrials)*	679,459
925	Ecopro Co. Ltd. (Industrials)*	429,296
43,175	GS Holdings Corp. (Industrials)	1,557,944
44,102	Hana Financial Group, Inc. (Financials)	1,874,567
36,624	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,490,704
6,148	Hanmi Pharm Co. Ltd. (Health Care)	1,542,079
4,563	Hanwha Aerospace Co. Ltd. (Industrials)	642,507
11,079	HD Hyundai Co. Ltd. (Energy)	588,229
8,300	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	697,484
69,099	HMM Co. Ltd. (Industrials)*	948,062
1,765	HYBE Co. Ltd. (Communication Services)	263,902
2,700	Hyundai Glovis Co. Ltd. (Industrials)*	386,265
6,531	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,189,372
11,240	Hyundai Motor Co. (Consumer Discretionary)	2,114,464
19,863	Hyundai Steel Co. (Materials)*	536,253
157,340	Industrial Bank of Korea (Financials)*	1,654,220
14,546	Kakao Corp. (Communication Services)	582,233
61,041	Kangwon Land, Inc. (Consumer Discretionary)*	796,705
43,505	KB Financial Group, Inc. (Financials)	2,074,623
36,266	Kia Corp. (Consumer Discretionary)*	3,390,746
15,215	Korea Aerospace Industries Ltd. (Industrials)*	586,159
43,517	Korea Electric Power Corp. (Utilities)	810,470
5,744	Korea Investment Holdings Co. Ltd. (Financials)*	306,266
652	Korea Zinc Co. Ltd. (Materials)	219,112
34,398	Korean Air Lines Co. Ltd. (Industrials)	594,138
2,300	Krafton, Inc. (Communication Services)*	392,085
24,288	KT Corp. (Communication Services)	713,173
19,345	KT&G Corp. (Consumer Staples)	1,351,070
5,333	Kumho Petrochemical Co. Ltd. (Materials)*	592,333
1,065	LG Chem Ltd. (Materials)	362,305

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
5,498	LG Corp. (Industrials)	$386,875
30,213	LG Electronics, Inc. (Consumer Discretionary)	2,153,209
6,746	LG H&H Co. Ltd. (Consumer Staples)	1,616,081
2,480	LG Innotek Co. Ltd. (Information Technology)	376,209
294,337	LG Uplus Corp. (Communication Services)	2,281,134
13,300	Meritz Financial Group, Inc. (Financials)	830,002
69,964	Mirae Asset Securities Co. Ltd. (Financials)*	473,923
8,051	NAVER Corp. (Communication Services)	1,178,991
9,129	NCSoft Corp. (Communication Services)	1,329,999
8,100	Netmarble Corp. (Communication Services)*(a)	375,315
85,771	NH Investment & Securities Co. Ltd. (Financials)*	756,197
21,698	Orion Corp. (Consumer Staples)	1,513,776
13,022	Posco DX Co. Ltd. (Information Technology)*(b)	529,055
1,585	POSCO Future M Co. Ltd. (Industrials)*	377,324
7,223	POSCO Holdings, Inc. (Materials)	2,340,586
1,101	Samsung Biologics Co. Ltd. (Health Care)*(a)	639,962
13,621	Samsung C&T Corp. (Industrials)	1,602,892
7,034	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	739,531
578,332	Samsung Electronics Co. Ltd. (Information Technology)	31,878,619
24,089	Samsung Engineering Co. Ltd. (Industrials)*	445,021
9,857	Samsung Fire & Marine Insurance Co. Ltd. (Financials)*	2,205,907
119,893	Samsung Heavy Industries Co. Ltd. (Industrials)*	711,291
10,089	Samsung Life Insurance Co. Ltd. (Financials)	734,173
1,621	Samsung SDI Co. Ltd. (Information Technology)	458,934
10,781	Samsung SDS Co. Ltd. (Information Technology)	1,295,404
43,199	Samsung Securities Co. Ltd. (Financials)	1,347,941
53,613	Shinhan Financial Group Co. Ltd. (Financials)	1,753,414
18,074	SK Biopharmaceuticals Co. Ltd. (Health Care)*	1,315,238
53,130	SK Hynix, Inc. (Information Technology)	6,232,281

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
17,049	SK Square Co. Ltd. (Industrials)*	$894,957
60,332	SK Telecom Co. Ltd. (Communication Services)	2,387,726
2,214	SK, Inc. (Industrials)	318,898
8,100	S-Oil Corp. (Energy)	464,734
110,227	Woori Financial Group, Inc. (Financials)	1,233,390
23,852	Yuhan Corp. (Health Care)	1,207,288

		110,649,094

Taiwan – 16.5%
152,083	Accton Technology Corp. (Information Technology)	2,497,068
556,762	Acer, Inc. (Information Technology)	795,261
179,804	Advantech Co. Ltd. (Information Technology)	2,218,433
632,395	ASE Technology Holding Co. Ltd. (Information Technology)	2,780,901
434,107	Asia Cement Corp. (Materials)	555,517
82,907	Asustek Computer, Inc. (Information Technology)	1,193,397
189,509	Catcher Technology Co. Ltd. (Information Technology)	1,181,078
797,467	Cathay Financial Holding Co. Ltd. (Financials)*	1,136,554
231,899	Chailease Holding Co. Ltd. (Financials)	1,280,197
770,300	Chang Hwa Commercial Bank Ltd. (Financials)	433,773
342,975	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	509,425
2,905,011	China Development Financial Holding Corp. (Financials)*	1,153,384
701,578	China Steel Corp. (Materials)	546,001
393,969	Chunghwa Telecom Co. Ltd. (Communication Services)	1,501,867
1,385,835	Compal Electronics, Inc. (Information Technology)	1,600,246
1,897,347	CTBC Financial Holding Co. Ltd. (Financials)	1,764,723
247,603	Delta Electronics, Inc. (Information Technology)	2,306,872
57,435	E Ink Holdings, Inc. (Information Technology)	446,986
916,645	E.Sun Financial Holding Co. Ltd. (Financials)	732,226
20,573	eMemory Technology, Inc. (Information Technology)	1,763,800
140,444	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	735,332
806,763	Far Eastern New Century Corp. (Industrials)	832,043
272,813	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,428,385
1,013,932	First Financial Holding Co. Ltd. (Financials)	869,282

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
335,011	Formosa Plastics Corp. (Materials)	$759,907
1,029,462	Fubon Financial Holding Co. Ltd. (Financials)	2,214,632
35,376	Gigabyte Technology Co. Ltd. (Information Technology)	386,109
25,232	Global Unichip Corp. (Information Technology)	1,269,203
30,003	Globalwafers Co. Ltd. (Information Technology)	529,641
1,146,457	Hon Hai Precision Industry Co. Ltd. (Information Technology)	3,735,746
851,555	Hua Nan Financial Holdings Co. Ltd. (Financials)	592,677
798,735	Inventec Corp. (Information Technology)	1,389,786
9,167	Largan Precision Co. Ltd. (Information Technology)	751,120
467,084	Lite-On Technology Corp. (Information Technology)	1,618,048
198,101	MediaTek, Inc. (Information Technology)	7,144,534
751,101	Mega Financial Holding Co. Ltd. (Financials)	919,585
370,288	Micro-Star International Co. Ltd. (Information Technology)	2,237,460
422,328	Nan Ya Plastics Corp. (Materials)	797,639
49,174	Nan Ya Printed Circuit Board Corp. (Information Technology)	329,025
486,585	Nanya Technology Corp. (Information Technology)	1,035,991
122,062	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,426,847
204,253	Novatek Microelectronics Corp. (Information Technology)	3,883,518
510,323	Pegatron Corp. (Information Technology)	1,380,364
768,929	Pou Chen Corp. (Consumer Discretionary)	741,939
333,624	President Chain Store Corp. (Consumer Staples)	2,844,451
251,803	Quanta Computer, Inc. (Information Technology)	1,848,125
158,032	Realtek Semiconductor Corp. (Information Technology)	2,844,721
319,800	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	455,275
1,597,869	SinoPac Financial Holdings Co. Ltd. (Financials)	1,016,061
386,890	Synnex Technology International Corp. (Information Technology)	952,247
2,081,072	Taishin Financial Holding Co. Ltd. (Financials)	1,145,562
984,875	Taiwan Business Bank (Financials)	436,206

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
371,609	Taiwan Cement Corp. (Materials)	$377,375
662,919	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	544,227
176,644	Taiwan Mobile Co. Ltd. (Communication Services)	553,244
2,936,048	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	64,090,641
93,486	Unimicron Technology Corp. (Information Technology)	530,876
1,459,480	Uni-President Enterprises Corp. (Consumer Staples)	3,541,407
1,704,202	United Microelectronics Corp. (Information Technology)	2,633,710
181,806	Vanguard International Semiconductor Corp. (Information Technology)	415,267
29,558	Voltronic Power Technology Corp. (Industrials)	1,500,833
611,152	Winbond Electronics Corp. (Information Technology)	540,398
458,934	Wistron Corp. (Information Technology)	1,676,929
375,409	WPG Holdings Ltd. (Information Technology)	1,102,136
189,941	Yang Ming Marine Transport Corp. (Industrials)	299,548
2,444,684	Yuanta Financial Holding Co. Ltd. (Financials)	2,122,988
157,265	Zhen Ding Technology Holding Ltd. (Information Technology)	500,012

		155,378,761

Thailand – 1.3%
274,816	Advanced Info Service PCL, NVDR (Communication Services)	1,540,165
303,900	Airports of Thailand PCL, NVDR (Industrials)	538,064
1,598,100	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	1,269,925
177,100	Bumrungrad Hospital PCL, NVDR (Health Care)	1,106,103
198,100	Central Pattana PCL, NVDR (Real Estate)	357,646
699,300	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	368,514
835,477	CP ALL PCL, NVDR (Consumer Staples)	1,339,465
510,200	Delta Electronics Thailand PCL, NVDR (Information Technology)*	1,013,572
277,900	Gulf Energy Development PCL, NVDR (Utilities)	333,186
780,700	Indorama Ventures PCL, NVDR (Materials)	507,188

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
267,400	Intouch Holdings PCL, NVDR (Communication Services)	$505,126
1,146,900	Krung Thai Bank PCL, NVDR (Financials)	514,850
290,000	Krungthai Card PCL, NVDR (Financials)	345,671
181,900	PTT Exploration & Production PCL, NVDR (Energy)	765,841
342,100	PTT Global Chemical PCL, NVDR (Materials)	362,465
705,200	PTT PCL, NVDR (Energy)	673,445
77,100	Siam Cement PCL (The), NVDR (Materials)	578,277
236,800	Thai Oil PCL, NVDR (Energy)	369,742

		12,489,245

Turkey – 0.8%
288,000	Akbank TAS (Financials)	383,572
224,459	BIM Birlesik Magazalar AS (Consumer Staples)	2,791,381
332,880	KOC Holding AS (Industrials)	1,793,429
47,191	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	404,346
108,896	Turk Hava Yollari AO (Industrials)*	982,758
172,223	Turkiye Petrol Rafinerileri AS (Energy)	892,566
506,000	Yapi ve Kredi Bankasi AS (Financials)	374,398

		7,622,450

United Arab Emirates – 1.5%
418,490	Abu Dhabi Commercial Bank PJSC (Financials)	976,465
427,911	Abu Dhabi Islamic Bank PJSC (Financials)	1,309,515
1,155,552	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	1,101,155
603,976	Aldar Properties PJSC (Real Estate)	909,360
796,457	Americana Restaurants International PLC (Consumer Discretionary)	743,785
1,057,679	Dubai Islamic Bank PJSC (Financials)	1,854,516
940,198	Emaar Properties PJSC (Real Estate)	2,078,578
484,640	Emirates NBD Bank PJSC (Financials)	2,414,689
170,119	Emirates Telecommunications Group Co. PJSC (Communication Services)	838,344
412,531	First Abu Dhabi Bank PJSC (Financials)	1,532,011

		13,758,418

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – 0.0%
55,106	Pepco Group NV (Consumer Discretionary)*	$276,642

United States – 0.1%
49,223	JBS SA (Consumer Staples)	228,449
10,038	Parade Technologies Ltd. (Information Technology)	322,326

		550,775

TOTAL COMMON STOCKS (Cost $791,106,210)		914,821,151

Shares	Description	Rate	Value

Preferred Stocks – 2.5%

Brazil – 1.5%
539,825	Banco Bradesco SA (Financials)	8.10%	1,493,885
38,827	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.12	374,388
242,142	Cia Energetica de Minas Gerais (Utilities)	10.78	583,345
187,100	Companhia Paranaense de Energia (Utilities)	3.27	384,845
152,342	Gerdau SA (Materials)	7.44	659,204
589,064	Itau Unibanco Holding SA (Financials)	7.02	4,023,796
793,727	Itausa SA (Financials)	8.36	1,645,394
629,112	Petroleo Brasileiro SA (Energy)	7.91	5,082,378

			14,247,235

Chile – 0.1%
20,889	Sociedad Quimica y Minera de Chile SA, Class B (Industrials)	8.66	1,036,873

Colombia – 0.1%
75,095	Bancolombia SA (Financials)	11.02	613,520

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)(c)	1.29	—

South Korea – 0.8%
8,986	Hyundai Motor Co. (Consumer Discretionary)	21.25	1,084,447
8,734	Hyundai Motor Co. (Consumer Discretionary)	21.27	1,046,165

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)

South Korea – (continued)
104,962	Samsung Electronics Co. Ltd. (Information Technology)	2.30%	$5,013,205

			7,143,817

TOTAL PREFERRED STOCKS (Cost $16,918,700)			23,041,445

Shares	Description	Value

Exchange-Traded Fund – 0.6%

United States – 0.6%
257,264	iShares MSCI Malaysia ETF(b)
(Cost $7,732,868)		5,590,347

Shares	Dividend Rate	Value

Investment Company – 1.3%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
12,595,998	5.195%	12,595,998
(Cost $12,595,998)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $828,353,776)		956,048,941

Sector Name	% of Market Value

Information Technology	22%
Financials	21.3
Consumer Discretionary	11.3
Consumer Staples	9.9
Communication Services	8.2
Materials	6.2
Industrials	5.3
Energy	5.2
Health Care	4.7
Utilities	2.7
Investment Company	1.3
Real Estate	0.8
Exchange-Traded Fund	0.6
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
906,385	5.219%	$906,385
(Cost $906,385)

TOTAL INVESTMENTS – 101.3% (Cost $829,260,161)		$956,955,326

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(12,265,166)

NET ASSETS – 100.0%		$944,690,160

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Australia – 0.7%
5,717	Glencore PLC (Materials)	$27,130
727	Rio Tinto PLC (Materials)	46,707

		73,837

Austria – 0.6%
338	Erste Group Bank AG (Financials)	13,497
227	Mondi PLC (Materials)	4,044
63	OMV AG (Energy)	2,778
1,735	voestalpine AG (Materials)	47,389

		67,708

Belgium – 1.2%
534	Ageas SA/NV (Financials)	22,652
605	Anheuser-Busch InBev SA/NV (Consumer Staples)	36,480
17	D’ieteren Group (Consumer Discretionary)	3,275
28	Elia Group SA/NV (Utilities)	3,112
102	Groupe Bruxelles Lambert NV (Financials)	7,654
140	KBC Group NV (Financials)	9,832
1	Lotus Bakeries NV (Consumer Staples)	9,415
152	Syensqo SA (Materials)*	13,588
219	UCB SA (Health Care)	25,239

		131,247

Brazil – 0.1%
172	Yara International ASA (Materials)	5,355

China – 0.1%
323	Prosus NV (Consumer Discretionary)*	9,434

Denmark – 5.2%
7	AP Moller – Maersk A/S, Class A (Industrials)(a)	9,502
7	AP Moller – Maersk A/S, Class B (Industrials)	9,904
135	Carlsberg AS, Class B (Consumer Staples)	18,834
68	Coloplast A/S, Class B (Health Care)	9,039
725	Danske Bank A/S (Financials)	21,313
157	Demant A/S (Health Care)*	7,866
55	DSV A/S (Industrials)	8,831
48	Genmab A/S (Health Care)*	13,449
3,083	Novo Nordisk A/S, Class B (Health Care)	366,873
244	Novozymes A/S, Class B (Materials)	13,772
260	Pandora A/S (Consumer Discretionary)	42,010
28	ROCKWOOL A/S, Class B (Industrials)	8,963
581	Tryg A/S (Financials)	12,357

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
115	Vestas Wind Systems A/S (Industrials)*	$3,204

		545,917

Finland – 1.2%
235	Elisa OYJ (Communication Services)	10,594
289	Fortum OYJ (Utilities)	3,612
126	Kone OYJ, Class B (Industrials)	6,166
427	Metso Corp. (Industrials)	4,562
4,858	Nokia OYJ (Information Technology)	17,135
1,579	Nordea Bank Abp (Financials)	19,206
842	Orion OYJ, Class B (Health Care)	33,167
290	Sampo OYJ, Class A (Financials)	12,983
232	UPM-Kymmene OYJ (Materials)	7,765
463	Wartsila OYJ Abp (Industrials)	7,162

		122,352

France – 17.4%
237	Accor SA (Consumer Discretionary)	10,282
257	Adevinta ASA (Communication Services)*	2,750
32	Aeroports de Paris SA (Industrials)	4,353
325	Air Liquide SA (Materials)	66,084
281	Airbus SE (Industrials)	46,507
64	Amundi SA (Financials)(b)	4,214
112	Arkema SA (Materials)	11,606
1,860	AXA SA (Financials)	66,181
167	BioMerieux (Health Care)	18,271
792	BNP Paribas SA (Financials)	47,464
1,462	Bollore SE (Communication Services)	10,031
390	Bouygues SA (Industrials)	15,434
545	Bureau Veritas SA (Industrials)	15,847
175	Capgemini SE (Information Technology)	42,553
2,484	Carrefour SA (Consumer Staples)	41,746
798	Cie de Saint-Gobain SA (Industrials)	61,485
475	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	17,574
54	Covivio SA REIT (Real Estate)	2,426
2,490	Credit Agricole SA (Financials)	33,736
633	Danone SA (Consumer Staples)	40,429
100	Dassault Aviation SA (Industrials)	19,793
480	Dassault Systemes (Information Technology)	22,432
280	Edenred SE (Financials)	13,874
553	Eiffage SA (Industrials)	60,232
1,952	Engie SA (Utilities)	31,339

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
205	EssilorLuxottica SA (Health Care)	$43,516
545	Eurazeo SE (Financials)	46,061
43	Gecina SA REIT (Real Estate)	4,155
510	Getlink SE (Industrials)	8,714
35	Hermes International SCA (Consumer Discretionary)	87,605
449	Ipsen SA (Health Care)	49,463
51	Kering (Consumer Discretionary)	23,458
116	Klepierre SA REIT (Real Estate)	2,947
1,354	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	56,734
250	Legrand SA (Industrials)	25,295
254	L’Oreal SA (Consumer Staples)	121,408
241	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	219,801
1,914	Orange SA (Communication Services)	21,968
67	Pernod Ricard SA (Consumer Staples)	11,206
245	Publicis Groupe SA (Communication Services)	25,924
804	Rexel SA (Industrials)	20,620
208	Safran SA (Industrials)	43,599
475	SEB SA (Consumer Discretionary)	56,234
704	Societe Generale SA (Financials)	17,088
119	Sodexo SA (Consumer Discretionary)	9,491
138	Thales SA (Industrials)	20,467
2,019	TotalEnergies SE (Energy)	128,885
504	Veolia Environnement SA (Utilities)	15,626
410	Vinci SA (Industrials)	52,532
740	Vivendi SE (Communication Services)	8,272
911	Worldline SA (Financials)*(b)	10,475

		1,838,187

Germany – 13.1%
236	adidas AG (Consumer Discretionary)	47,788
258	Allianz SE (Financials)	70,874
396	BASF SE (Materials)	20,173
799	Bayer AG (Health Care)	24,288
400	Bayerische Motoren Werke AG (Consumer Discretionary)	47,277
247	Bechtle AG (Information Technology)	12,739
170	Beiersdorf AG (Consumer Staples)	24,385
217	Brenntag SE (Industrials)	19,815
51	Carl Zeiss Meditec AG (Health Care)	6,278
1,923	Commerzbank AG (Financials)	22,256

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
186	Covestro AG (Materials)*(b)	$10,124
332	Daimler Truck Holding AG (Industrials)	13,573
3,581	Deutsche Bank AG (Financials)	47,905
121	Deutsche Boerse AG (Financials)	25,350
5,800	Deutsche Lufthansa AG (Industrials)*	45,115
1,466	Deutsche Post AG (Industrials)	68,074
2,207	Deutsche Telekom AG (Communication Services)	52,507
4,063	E.ON SE (Utilities)	51,926
224	Evonik Industries AG (Materials)	4,135
994	Fresenius Medical Care AG (Health Care)	38,057
491	Fresenius SE & Co. KGaA (Health Care)	13,751
202	GEA Group AG (Industrials)	8,147
80	Hannover Rueck SE (Financials)	20,544
374	Heidelberg Materials AG (Materials)	36,304
122	Henkel AG & Co. KGaA (Consumer Staples)	8,238
583	Infineon Technologies AG (Information Technology)	20,879
221	Knorr-Bremse AG (Industrials)	15,469
684	Mercedes-Benz Group AG (Consumer Discretionary)	54,508
121	Merck KGaA (Health Care)	20,662
23	MTU Aero Engines AG (Industrials)	5,533
101	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	47,041
533	Nemetschek SE (Information Technology)	50,861
582	Puma SE (Consumer Discretionary)	26,748
44	Rational AG (Industrials)	36,187
43	Rheinmetall AG (Industrials)	19,730
315	RWE AG (Utilities)	10,567
825	SAP SE (Information Technology)	154,343
133	Scout24 SE (Communication Services)(b)	9,672
501	Siemens AG (Industrials)	99,182
1,186	Siemens Energy AG (Industrials)*	18,231
124	Siemens Healthineers AG (Health Care)*(b)	7,447
76	Symrise AG (Materials)	7,777
248	Talanx AG (Financials)	17,713
74	Vonovia SE (Real Estate)	2,066

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
1,020	Zalando SE (Consumer Discretionary)*(b)	$21,546

		1,385,785

Hong Kong – 0.1%
809	Prudential PLC (Financials)	7,958

Ireland – 0.4%
118	AerCap Holdings NV (Industrials)*	9,107
320	Bank of Ireland Group PLC (Financials)	2,789
117	Kerry Group PLC, Class A (Consumer Staples)	10,273
152	Kingspan Group PLC (Industrials)	13,732
252	Smurfit Kappa Group PLC (Materials)	10,753

		46,654

Italy – 4.8%
1,918	Assicurazioni Generali SpA (Financials)	45,496
1,497	Banco BPM SpA (Financials)	8,706
489	Coca-Cola HBC AG (Consumer Staples)*	15,247
789	Davide Campari-Milano NV (Consumer Staples)	8,002
63	DiaSorin SpA (Health Care)	6,366
5,489	Enel SpA (Utilities)	34,945
3,062	Eni SpA (Energy)	47,211
146	Ferrari NV (Consumer Discretionary)	61,602
959	FinecoBank Banca Fineco SpA (Financials)	13,263
549	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	6,081
7,705	Intesa Sanpaolo SpA (Financials)	24,497
1,940	Leonardo SpA (Industrials)	41,473
862	Mediobanca Banca di Credito Finanziario SpA (Financials)	11,749
615	Moncler SpA (Consumer Discretionary)	44,364
2,247	Poste Italiane SpA (Financials)(b)	26,358
467	Prysmian SpA (Industrials)	23,272
335	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	18,764
1,646	Snam SpA (Utilities)	7,697
1,363	Terna - Rete Elettrica Nazionale (Utilities)	10,685
1,659	UniCredit SpA (Financials)	55,492

		511,270

Jordan – 0.2%
630	Hikma Pharmaceuticals PLC (Health Care)	15,675

Shares	Description	Value

Common Stocks – (continued)

Luxembourg – 0.6%
2,115	ArcelorMittal (Materials)	$55,205
149	Eurofins Scientific SE (Health Care)	8,907

		64,112

Netherlands – 8.7%
912	ABN AMRO Bank NV (Financials)(b)	14,656
7	Adyen NV (Financials)*(b)	11,060
1,319	Aegon Ltd. (Financials)	7,916
163	Akzo Nobel NV (Materials)	11,878
23	Argenx SE (Health Care)*	8,542
43	ASM International NV (Information Technology)	26,230
338	ASML Holding NV (Information Technology)	318,400
129	ASR Nederland NV (Financials)	5,951
104	BE Semiconductor Industries NV (Information Technology)	18,812
80	Euronext NV (Financials)(b)	7,380
387	EXOR NV (Financials)	41,795
262	Heineken Holding NV (Consumer Staples)	20,244
176	Heineken NV (Consumer Staples)	16,269
52	IMCD NV (Industrials)	7,929
1,734	ING Groep NV (Financials)	23,812
440	JDE Peet’s NV (Consumer Staples)	10,066
2,336	Koninklijke Ahold Delhaize NV (Consumer Staples)	69,568
4,595	Koninklijke KPN NV (Communication Services)	16,822
524	Koninklijke Philips NV (Health Care)	10,492
109	NN Group NV (Financials)	4,867
568	Randstad NV (Industrials)	31,311
4,924	Shell PLC (Energy)	153,037
510	Universal Music Group NV (Communication Services)	15,381
419	Wolters Kluwer NV (Industrials)	66,131

		918,549

Norway – 1.1%
269	Aker BP ASA (Energy)	6,540
706	DNB Bank ASA (Financials)	14,141
1,221	Equinor ASA (Energy)	30,141
787	Gjensidige Forsikring ASA (Financials)	12,444
204	Kongsberg Gruppen ASA (Industrials)	13,020
291	Mowi ASA (Consumer Staples)	5,626
1,808	Orkla ASA (Consumer Staples)	12,974
135	Salmar ASA (Consumer Staples)	8,577
931	Telenor ASA (Communication Services)	10,207

		113,670

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Portugal – 0.5%
1,293	EDP – Energias de Portugal SA (Utilities)	$5,148
365	Galp Energia SGPS SA (Energy)	5,755
1,613	Jeronimo Martins SGPS SA (Consumer Staples)	38,610

		49,513

Singapore – 0.3%
635	STMicroelectronics NV (Information Technology)	28,672

Spain – 4.1%
33	Acciona SA (Utilities)	3,694
1,101	ACS Actividades de Construccion y Servicios SA (Industrials)	45,203
31	Aena SME SA (Industrials)(b)	5,876
275	Amadeus IT Group SA (Consumer Discretionary)	16,183
5,454	Banco Bilbao Vizcaya Argentaria SA (Financials)	54,216
15,368	Banco Santander SA (Financials)	63,953
3,123	CaixaBank SA (Financials)	14,093
77	Cellnex Telecom SA (Communication Services)*(b)	2,772
375	Enagas SA (Utilities)	5,416
315	Endesa SA (Utilities)	5,672
325	Grifols SA (Health Care)*	2,667
4,509	Iberdrola SA (Utilities)	51,819
1,876	Industria de Diseno Textil SA (Consumer Discretionary)	83,255
487	Redeia Corp. SA (Utilities)	7,747
2,510	Repsol SA (Energy)	39,996
8,210	Telefonica SA (Communication Services)	33,699

		436,261

Sweden – 3.9%
259	Alfa Laval AB (Industrials)	9,754
485	Assa Abloy AB, Class B (Industrials)	13,846
1,827	Atlas Copco AB, Class A (Industrials)	31,738
1,130	Atlas Copco AB, Class B (Industrials)	16,910
204	Epiroc AB, Class A (Industrials)	3,702
152	Epiroc AB, Class B (Industrials)	2,509
434	Essity AB, Class B (Consumer Staples)	10,138
68	Evolution AB (Consumer Discretionary)(b)	8,815
115	Getinge AB, Class B (Health Care)	2,281
3,060	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	41,538

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
1,349	Hexagon AB, Class B (Information Technology)	$15,820
152	Holmen AB, Class B (Materials)	6,108
641	Husqvarna AB, Class B (Industrials)	4,947
254	Industrivarden AB, Class A (Financials)	8,672
260	Industrivarden AB, Class C (Financials)	8,852
1,227	Investor AB, Class B (Financials)	30,878
117	L E Lundbergforetagen AB, Class B (Financials)	6,366
296	Lifco AB, Class B (Industrials)	7,890
115	Saab AB, Class B (Industrials)	9,073
193	Sandvik AB (Industrials)	4,344
1,277	Skandinaviska Enskilda Banken AB, Class A (Financials)	18,981
110	SKF AB, Class B (Industrials)	2,400
357	Svenska Cellulosa AB SCA, Class B (Materials)	5,060
1,283	Svenska Handelsbanken AB, Class A (Financials)	15,350
848	Swedbank AB, Class A (Financials)	18,636
490	Swedish Orphan Biovitrum AB (Health Care)*	12,057
688	Tele2 AB, Class B (Communication Services)	5,779
3,835	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	20,840
2,668	Telia Co. AB (Communication Services)	6,361
428	Volvo AB, Class A (Industrials)	11,946
880	Volvo AB, Class B (Industrials)	24,246
7,160	Volvo Car AB, Class B (Consumer Discretionary)*	26,128

		411,965

Switzerland – 9.1%
923	ABB Ltd. (Industrials)	42,683
95	Adecco Group AG (Industrials)	3,822
146	Alcon, Inc. (Health Care)	12,465
86	Avolta AG (Consumer Discretionary)*	3,378
74	Baloise Holding AG (Financials)	11,984
136	Banque Cantonale Vaudoise (Financials)	16,356
6	Barry Callebaut AG (Consumer Staples)	8,463
82	BKW AG (Utilities)	11,547
2	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	24,576
342	Cie Financiere Richemont SA (Consumer Discretionary)	54,608
269	Clariant AG (Materials)*	3,342

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
63	DSM-Firmenich AG (Materials)	$6,749
25	EMS-Chemie Holding AG (Materials)	17,503
53	Geberit AG (Industrials)	30,889
5	Givaudan SA (Materials)	21,049
80	Helvetia Holding AG (Financials)	11,348
165	Kuehne + Nagel International AG (Industrials)	55,765
441	Logitech International SA (Information Technology)	39,054
7	Lonza Group AG (Health Care)	3,673
1,837	Novartis AG (Health Care)	186,694
32	Partners Group Holding AG (Financials)	46,117
622	Sandoz Group AG (Health Care)*	19,397
30	Schindler Holding AG (Industrials)	7,659
36	Schindler Holding AG Participation Certificates (Industrials)	9,522
438	SGS SA (Industrials)	42,181
136	SIG Group AG (Materials)*	2,703
24	Sika AG (Materials)	6,964
37	Sonova Holding AG (Health Care)	11,442
156	Straumann Holding AG (Health Care)	24,732
58	Swatch Group AG (The) – Bearer (Consumer Discretionary)	13,740
267	Swatch Group AG (The) – Registered (Consumer Discretionary)	12,265
32	Swiss Life Holding AG (Financials)	23,316
121	Swiss Prime Site AG (Real Estate)	11,612
23	Swisscom AG (Communication Services)	13,201
31	Temenos AG (Information Technology)	2,334
2,785	UBS Group AG (Financials)	79,734
31	VAT Group AG (Industrials)(b)	15,589
98	Zurich Insurance Group AG (Financials)	52,308

		960,764

United Kingdom – 16.7%
1,348	3i Group PLC (Financials)	42,083
811	Admiral Group PLC (Financials)	27,350
65	Ashtead Group PLC (Industrials)	4,670
773	Associated British Foods PLC (Consumer Staples)	22,226
1,276	AstraZeneca PLC (Health Care)	161,133

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
5,947	Auto Trader Group PLC (Communication Services)(b)	$55,698
1,403	Aviva PLC (Financials)	7,921
2,763	BAE Systems PLC (Industrials)	43,409
14,785	Barclays PLC (Financials)	30,758
2,621	Barratt Developments PLC (Consumer Discretionary)	15,466
245	Berkeley Group Holdings PLC (Consumer Discretionary)	14,389
14,095	BP PLC (Energy)	82,140
1,711	British American Tobacco PLC (Consumer Staples)	50,754
2,307	BT Group PLC (Communication Services)	3,048
468	Bunzl PLC (Industrials)	18,666
2,796	Burberry Group PLC (Consumer Discretionary)	45,448
28,385	Centrica PLC (Utilities)	45,187
299	Coca-Cola Europacific Partners PLC (Consumer Staples)	20,520
1,335	Compass Group PLC (Consumer Discretionary)	36,645
346	DCC PLC (Industrials)	24,580
1,562	Diageo PLC (Consumer Staples)	58,525
22	Flutter Entertainment PLC (Consumer Discretionary)*	4,760
229	Halma PLC (Information Technology)	6,668
3,740	Hargreaves Lansdown PLC (Financials)	34,460
13,989	HSBC Holdings PLC (Financials)	108,738
1,298	Imperial Brands PLC (Consumer Staples)	27,986
1,420	Informa PLC (Communication Services)	14,553
176	InterContinental Hotels Group PLC (Consumer Discretionary)	18,656
139	Intertek Group PLC (Industrials)	8,127
6,597	J Sainsbury PLC (Consumer Staples)	20,829
26,348	JD Sports Fashion PLC (Consumer Discretionary)	39,295
4,156	Kingfisher PLC (Consumer Discretionary)	12,328
345	Land Securities Group PLC REIT (Real Estate)	2,704
9,901	Legal & General Group PLC (Financials)	30,321
17,035	Lloyds Banking Group PLC (Financials)	10,035
266	London Stock Exchange Group PLC (Financials)	29,866
1,378	M&G PLC (Financials)	3,917
1,303	Melrose Industries PLC (Industrials)	10,466

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
2,258	National Grid PLC (Utilities)	$29,634
3,693	NatWest Group PLC (Financials)	11,169
440	Next PLC (Consumer Discretionary)	46,274
525	Pearson PLC (Consumer Discretionary)	6,379
1,145	Phoenix Group Holdings PLC (Financials)	7,203
418	Reckitt Benckiser Group PLC (Consumer Staples)	26,427
1,528	RELX PLC (Industrials)	66,896
429	Rentokil Initial PLC (Industrials)	2,378
5,181	Rolls-Royce Holdings PLC (Industrials)*	24,190
3,676	Sage Group PLC (The) (Information Technology)	57,869
865	Schroders PLC (Financials)	4,303
275	Severn Trent PLC (Utilities)	8,697
945	Smith & Nephew PLC (Health Care)	12,438
604	Smiths Group PLC (Industrials)	12,286
45	Spirax-Sarco Engineering PLC (Industrials)	5,877
755	SSE PLC (Utilities)	15,524
1,736	St James’s Place PLC (Financials)	11,046
1,724	Standard Chartered PLC (Financials)	14,559
4,962	Taylor Wimpey PLC (Consumer Discretionary)	8,652
13,533	Tesco PLC (Consumer Staples)	47,727
1,512	Unilever PLC (Consumer Staples)	73,951
695	United Utilities Group PLC (Utilities)	9,011
43,200	Vodafone Group PLC (Communication Services)	37,771
293	Whitbread PLC (Consumer Discretionary)	12,242
1,573	Wise PLC, Class A (Financials)*	18,262
563	WPP PLC (Communication Services)	5,036

		1,770,126

United States – 9.0%
385	CRH PLC (Materials)	32,016
433	Experian PLC (Industrials)	18,540
445	Ferrovial SE (Industrials)	16,686
3,897	GSK PLC (Health Care)	82,057
3,803	Haleon PLC (Consumer Staples)	15,945
556	Holcim AG (Materials)*	45,526
2,156	Nestle SA (Consumer Staples)	224,672
335	QIAGEN NV (Health Care)*	14,368
656	Roche Holding AG (Health Care)	172,800

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
75	Roche Holding AG (Health
	Care)	$20,902
1,011	Sanofi SA (Health Care)	96,156
434	Schneider Electric SE
	(Industrials)	98,533
2,478	Stellantis NV (Consumer
	Discretionary)	64,720
227	Swiss Re AG (Financials)	27,481
459	Tenaris SA (Energy)	8,156

		938,558

TOTAL COMMON STOCKS (Cost $9,201,919)		10,453,569

Shares	Description	Rate	Value

Preferred Stocks – 0.5%

Germany – 0.5%
253	Bayerische Motoren Werke AG (Consumer Discretionary)	8.33%	27,734
29	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	1.16	2,709
203	Henkel AG & Co. KGaA (Consumer Staples)	2.66	15,281
86	Porsche Automobil Holding SE (Consumer Discretionary)	5.18	4,596
49	Volkswagen AG (Consumer Discretionary)	7.00	6,646

TOTAL PREFERRED STOCKS (Cost $60,696)			56,966

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Dividend Rate	Value

Investment Company – 0.5%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
48,442	5.195%	$ 48,442
(Cost $48,442)

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE (Cost $9,311,057)		10,558,977

Securities Lending Reinvestment Vehicle – 0.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,539	5.219%	22,539
(Cost $22,539)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle –0.2%(c) –(continued)
TOTAL INVESTMENTS – 100.3% (Cost $9,333,596)		$10,581,516

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(26,755)

NET ASSETS – 100.0%		$10,554,761

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EUROPE MAR24	1	03/15/24	$34,770	$1,537

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Australia – 5.9%
76,241	Ampol Ltd. (Energy)	$1,955,987
437,445	ANZ Group Holdings Ltd. (Financials)	8,103,766
217,375	APA Group (Utilities)	1,111,119
88,849	Aristocrat Leisure Ltd. (Consumer Discretionary)	2,697,734
33,546	ASX Ltd. (Financials)	1,436,646
540,462	Aurizon Holdings Ltd. (Industrials)	1,340,823
635,208	BHP Group Ltd. (Materials)	18,170,143
722,154	BlueScope Steel Ltd. (Materials)	10,740,070
336,897	Brambles Ltd. (Industrials)	3,305,914
78,604	CAR Group Ltd. (Communication Services)	1,881,487
39,799	Cochlear Ltd. (Health Care)	9,074,700
665,155	Coles Group Ltd. (Consumer Staples)	7,319,657
233,600	Commonwealth Bank of Australia (Financials)	17,706,972
45,947	Computershare Ltd. (Industrials)	775,485
154,356	Dexus REIT (Real Estate)	739,746
265,843	Endeavour Group Ltd. (Consumer Staples)	952,070
247,921	Fortescue Ltd. (Materials)	4,185,979
1,092,011	Glencore PLC (Materials)	5,182,098
90,039	Goodman Group REIT (Real Estate)	1,753,004
254,462	GPT Group (The) REIT (Real Estate)	720,764
552,383	IDP Education Ltd. (Consumer Discretionary)(a)	6,866,373
422,855	Insurance Australia Group Ltd. (Financials)	1,707,121
1,972,964	Lottery Corp. Ltd. (The) (Consumer Discretionary)	6,526,255
37,826	Macquarie Group Ltd. (Financials)	4,798,250
1,042,609	Medibank Pvt Ltd. (Financials)	2,437,233
442,574	National Australia Bank Ltd. (Financials)	9,752,084
208,064	Northern Star Resources Ltd. (Materials)	1,747,704
132,655	Orica Ltd. (Materials)	1,477,933
176,319	Origin Energy Ltd. (Utilities)	1,032,143
1,556,098	Pilbara Minerals Ltd. (Materials)(a)	4,255,665
208,444	QBE Insurance Group Ltd. (Financials)	2,346,743
28,533	REA Group Ltd. (Communication Services)	3,606,422
103,064	Reece Ltd. (Industrials)	1,803,250
48,485	Rio Tinto Ltd. (Materials)	3,907,860
95,755	Rio Tinto PLC (Materials)	6,151,958
486,661	Santos Ltd. (Energy)	2,243,577
63,866	Seven Group Holdings Ltd. (Industrials)	1,601,491

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
97,649	Sonic Healthcare Ltd. (Health Care)	$1,897,987
306,914	Stockland REIT (Real Estate)	897,313
386,270	Suncorp Group Ltd. (Financials)	3,848,253
1,046,859	Telstra Group Ltd. (Communication Services)	2,603,950
250,756	Transurban Group (Industrials)	2,210,809
724,823	Vicinity Ltd. REIT (Real Estate)	915,619
114,251	Washington H Soul Pattinson & Co. Ltd. (Financials)	2,569,588
272,946	Wesfarmers Ltd. (Consumer Discretionary)	11,843,850
469,084	Westpac Banking Corp. (Financials)	8,048,453
28,515	WiseTech Global Ltd. (Information Technology)	1,754,262
133,492	Woodside Energy Group Ltd. (Energy)	2,638,993
425,823	Woolworths Group Ltd. (Consumer Staples)	9,044,702

		209,690,005

Austria – 0.3%
48,140	Erste Group Bank AG (Financials)	1,922,295
47,220	Mondi PLC (Materials)	841,311
16,289	OMV AG (Energy)	718,130
298,920	voestalpine AG (Materials)	8,164,544

		11,646,280

Belgium – 0.7%
110,940	Ageas SA/NV (Financials)	4,706,107
102,356	Anheuser-Busch InBev SA/NV (Consumer Staples)	6,171,803
8,348	Elia Group SA/NV (Utilities)	927,770
22,869	Groupe Bruxelles Lambert NV (Financials)	1,716,005
27,283	KBC Group NV (Financials)	1,916,128
132	Lotus Bakeries NV (Consumer Staples)	1,242,742
34,119	Syensqo SA (Materials)*	3,050,117
46,294	UCB SA (Health Care)	5,335,338

		25,066,010

Brazil – 0.1%
28,631	Wheaton Precious Metals Corp. (Materials)	1,180,618
26,784	Yara International ASA (Materials)	833,901

		2,014,519

Canada – 11.2%
21,201	Agnico Eagle Mines Ltd. (Materials)	1,017,417
127,597	Air Canada (Industrials)*	1,704,617
188,180	Alimentation Couche-Tard, Inc. (Consumer Staples)	11,677,746
46,363	AltaGas Ltd. (Utilities)	994,360
387,668	ARC Resources Ltd. (Energy)	6,610,949
86,999	Bank of Montreal (Financials)	7,879,203

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
161,284	Bank of Nova Scotia (The) (Financials)	$7,825,488
31,402	BCE, Inc. (Communication Services)	1,165,927
75,376	Brookfield Asset Management Ltd., Class A (Financials)(a)	3,073,725
35,308	Brookfield Corp. (Financials)	1,457,771
73,553	Cameco Corp. (Energy)	2,982,575
31,830	Canadian Apartment Properties REIT (Real Estate)	1,117,283
134,375	Canadian Imperial Bank of Commerce (Financials)	6,362,342
33,400	Canadian National Railway Co. (Industrials)	4,333,246
152,836	Canadian Natural Resources Ltd. (Energy)	10,652,940
56,427	Canadian Pacific Kansas City Ltd. (Industrials)	4,793,809
33,974	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	3,459,144
55,418	Canadian Utilities Ltd., Class A (Utilities)	1,248,626
32,119	CCL Industries, Inc., Class B (Materials)	1,638,215
640,609	Cenovus Energy, Inc. (Energy)	11,169,980
81,222	CGI, Inc. (Information Technology)*	9,330,934
8,961	Constellation Software, Inc. (Information Technology)	24,962,696
21,171	Descartes Systems Group, Inc. (The) (Information Technology)*	1,836,063
153,428	Dollarama, Inc. (Consumer Discretionary)	11,875,159
46,689	Element Fleet Management Corp. (Industrials)	779,670
40,839	Emera, Inc. (Utilities)	1,433,211
491,972	Empire Co. Ltd. (Consumer Staples)	12,473,858
178,721	Enbridge, Inc. (Energy)	6,146,890
11,788	Fairfax Financial Holdings Ltd. (Financials)	12,589,655
23,934	FirstService Corp. (Real Estate)	3,941,033
46,824	Fortis, Inc. (Utilities)	1,806,540
8,707	Franco-Nevada Corp. (Materials)	912,137
96,683	George Weston Ltd. (Consumer Staples)	12,671,044
26,589	GFL Environmental, Inc. (Industrials)	959,192
132,299	Great-West Lifeco, Inc. (Financials)(a)	4,077,191
67,776	Hydro One Ltd. (Utilities)(b)	2,021,262
78,880	iA Financial Corp., Inc. (Financials)	4,894,416
59,753	IGM Financial, Inc. (Financials)	1,570,534
116,419	Imperial Oil Ltd. (Energy)(a)	7,288,901

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
23,206	Intact Financial Corp. (Financials)	$3,861,194
48,763	Keyera Corp. (Energy)	1,200,425
203,570	Kinross Gold Corp. (Materials)	996,575
166,977	Loblaw Cos. Ltd. (Consumer Staples)	17,806,284
457,519	Manulife Financial Corp. (Financials)(a)	10,864,959
154,338	MEG Energy Corp. (Energy)*	3,305,577
69,057	Metro, Inc. (Consumer Staples)	3,741,150
76,159	National Bank of Canada (Financials)	5,947,965
93,724	Nutrien Ltd. (Materials)	4,895,055
20,613	Onex Corp. (Financials)	1,536,002
37,855	Open Text Corp. (Information Technology)	1,456,595
155,717	Parkland Corp. (Energy)	4,983,725
64,612	Pembina Pipeline Corp. (Energy)	2,249,880
240,753	Power Corp. of Canada (Financials)	6,959,800
65,901	Quebecor, Inc., Class B (Communication Services)	1,542,152
23,910	RB Global, Inc. (Industrials)	1,804,951
49,044	Restaurant Brands International, Inc. (Consumer Discretionary)	3,810,415
38,547	Rogers Communications, Inc., Class B (Communication Services)	1,706,885
224,587	Royal Bank of Canada (Financials)	21,823,693
129,942	Saputo, Inc. (Consumer Staples)	2,645,113
93,830	Shopify, Inc., Class A (Information Technology)*	7,173,099
62,426	Stantec, Inc. (Industrials)	5,215,552
101,238	Sun Life Financial, Inc. (Financials)(a)	5,380,053
294,912	Suncor Energy, Inc. (Energy)(a)	10,138,789
47,669	TC Energy Corp. (Energy)	1,886,587
81,623	TELUS Corp. (Communication Services)	1,424,423
15,344	TFI International, Inc. (Industrials)	2,268,425
30,380	Thomson Reuters Corp. (Industrials)	4,798,622
130,929	TMX Group Ltd. (Financials)	3,436,482
31,039	Toromont Industries Ltd. (Industrials)	2,852,517
265,899	Toronto-Dominion Bank (The) (Financials)	15,975,308
42,021	Tourmaline Oil Corp. (Energy)	1,902,849
15,230	West Fraser Timber Co. Ltd. (Materials)	1,226,395
89,933	WSP Global, Inc. (Industrials)	14,283,457

		393,836,702

China – 0.7%
1,685,997	BOC Hong Kong Holdings Ltd. (Financials)	4,447,149

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
40,375	Prosus NV (Consumer Discretionary)*	$1,179,242
3,804,909	SITC International Holdings Co. Ltd. (Industrials)	6,259,864
527,577	Wharf Holdings Ltd. (The) (Real Estate)	1,950,919
3,657,026	Wilmar International Ltd. (Consumer Staples)	9,029,694

		22,866,868

Denmark – 3.0%
991	AP Moller – Maersk A/S, Class A (Industrials)(a)	1,345,158
1,003	AP Moller – Maersk A/S, Class B (Industrials)(a)	1,419,107
26,775	Carlsberg AS, Class B (Consumer Staples)	3,735,432
16,280	Coloplast A/S, Class B (Health Care)	2,163,954
122,660	Danske Bank A/S (Financials)	3,605,919
57,184	Demant A/S (Health Care)*	2,864,886
10,229	DSV A/S (Industrials)	1,642,390
8,652	Genmab A/S (Health Care)*	2,424,163
593,846	Novo Nordisk A/S, Class B (Health Care)	70,667,010
46,172	Novozymes A/S, Class B (Materials)	2,606,111
56,054	Pandora A/S (Consumer Discretionary)	9,057,112
4,898	ROCKWOOL A/S, Class B (Industrials)	1,567,889
118,650	Tryg A/S (Financials)	2,523,442

		105,622,573

Finland – 0.6%
32,985	Elisa OYJ (Communication Services)	1,487,042
71,055	Fortum OYJ (Utilities)	888,105
25,001	Kone OYJ, Class B (Industrials)	1,223,420
812,462	Nokia OYJ (Information Technology)	2,865,772
240,732	Nordea Bank Abp (Financials)	2,928,112
180,305	Orion OYJ, Class B (Health Care)	7,102,263
65,756	Sampo OYJ, Class A (Financials)	2,943,802
45,059	UPM-Kymmene OYJ (Materials)	1,508,166
79,715	Wartsila OYJ Abp (Industrials)	1,233,138

		22,179,820

France – 10.3%
54,492	Accor SA (Consumer Discretionary)	2,364,049
8,377	Aeroports de Paris SA (Industrials)	1,139,492
50,122	Air Liquide SA (Materials)	10,191,610
48,776	Airbus SE (Industrials)	8,072,627
10,603	Amundi SA (Financials)(b)	698,195

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
31,463	Arkema SA (Materials)	$3,260,407
355,344	AXA SA (Financials)	12,643,532
44,271	BioMerieux (Health Care)	4,843,486
153,988	BNP Paribas SA (Financials)	9,228,422
290,182	Bollore SE (Communication Services)	1,990,890
102,214	Bouygues SA (Industrials)	4,045,041
77,572	Bureau Veritas SA (Industrials)	2,255,590
43,155	Capgemini SE (Information Technology)	10,493,535
484,453	Carrefour SA (Consumer Staples)	8,141,618
176,420	Cie de Saint-Gobain SA (Industrials)	13,593,003
72,494	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	2,682,185
400,659	Credit Agricole SA (Financials)	5,428,337
101,021	Danone SA (Consumer Staples)	6,452,061
16,857	Dassault Aviation SA (Industrials)	3,336,427
110,901	Dassault Systemes (Information Technology)	5,182,699
53,350	Edenred SE (Financials)	2,643,581
110,955	Eiffage SA (Industrials)	12,085,045
379,889	Engie SA (Utilities)	6,099,035
41,692	EssilorLuxottica SA (Health Care)	8,850,153
103,415	Eurazeo SE (Financials)	8,740,216
8,496	Gecina SA REIT (Real Estate)	821,020
105,945	Getlink SE (Industrials)	1,810,299
7,681	Hermes International SCA (Consumer Discretionary)	19,225,649
120,674	Ipsen SA (Health Care)	13,293,799
10,844	Kering (Consumer Discretionary)	4,987,893
41,740	Klepierre SA REIT (Real Estate)	1,060,567
234,583	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	9,829,230
37,610	Legrand SA (Industrials)	3,805,420
51,390	L’Oreal SA (Consumer Staples)	24,563,691
48,082	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	43,852,531
302,220	Orange SA (Communication Services)	3,468,666
13,071	Pernod Ricard SA (Consumer Staples)	2,186,077
55,314	Publicis Groupe SA (Communication Services)	5,852,922
146,571	Rexel SA (Industrials)	3,759,101
38,935	Safran SA (Industrials)	8,161,264
95,470	SEB SA (Consumer Discretionary)	11,302,431
116,182	Societe Generale SA (Financials)	2,820,043

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
20,485	Sodexo SA (Consumer Discretionary)	$1,633,771
24,293	Thales SA (Industrials)	3,602,863
383,448	TotalEnergies SE (Energy)	24,477,806
93,108	Veolia Environnement SA (Utilities)	2,886,684
86,151	Vinci SA (Industrials)	11,038,235
147,631	Vivendi SE (Communication Services)	1,650,310
145,696	Worldline SA (Financials)*(b)	1,675,190

		362,226,698

Germany – 7.4%
47,530	adidas AG (Consumer Discretionary)	9,624,444
46,606	Allianz SE (Financials)	12,802,848
52,902	BASF SE (Materials)	2,694,946
157,592	Bayer AG (Health Care)	4,790,419
71,556	Bayerische Motoren Werke AG (Consumer Discretionary)	8,457,380
65,561	Bechtle AG (Information Technology)	3,381,327
40,437	Beiersdorf AG (Consumer Staples)	5,800,244
44,881	Brenntag SE (Industrials)	4,098,167
10,770	Carl Zeiss Meditec AG (Health Care)	1,325,729
438,935	Commerzbank AG (Financials)	5,080,057
18,496	Covestro AG (Materials)*(b)	1,006,777
31,642	Daimler Truck Holding AG (Industrials)	1,293,640
546,459	Deutsche Bank AG (Financials)	7,310,279
27,827	Deutsche Boerse AG (Financials)	5,829,876
970,881	Deutsche Lufthansa AG (Industrials)*	7,551,995
312,582	Deutsche Post AG (Industrials)	14,514,768
420,231	Deutsche Telekom AG (Communication Services)	9,997,747
774,498	E.ON SE (Utilities)	9,898,236
49,873	Evonik Industries AG (Materials)	920,730
157,195	Fresenius Medical Care AG (Health Care)	6,018,443
160,394	Fresenius SE & Co. KGaA (Health Care)	4,492,003
47,283	GEA Group AG (Industrials)	1,907,006
16,393	Hannover Rueck SE (Financials)	4,209,629
97,087	Heidelberg Materials AG (Materials)	9,424,127
28,064	Henkel AG & Co. KGaA (Consumer Staples)	1,895,055
66,830	Infineon Technologies AG (Information Technology)	2,393,434
38,701	Knorr-Bremse AG (Industrials)	2,708,818
136,093	Mercedes-Benz Group AG (Consumer Discretionary)	10,845,190
25,095	Merck KGaA (Health Care)	4,285,306

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
3,379	MTU Aero Engines AG (Industrials)	$812,859
18,689	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	8,704,542
95,163	Nemetschek SE (Information Technology)	9,080,836
88,953	Puma SE (Consumer Discretionary)	4,088,184
8,273	Rational AG (Industrials)	6,803,999
11,323	Rheinmetall AG (Industrials)	5,195,352
55,103	RWE AG (Utilities)	1,848,522
147,637	SAP SE (Information Technology)	27,620,248
23,127	Scout24 SE (Communication Services)(b)	1,681,807
81,180	Siemens AG (Industrials)	16,071,090
252,297	Siemens Energy AG (Industrials)*	3,878,296
25,766	Siemens Healthineers AG (Health Care)(b)	1,547,489
15,310	Symrise AG (Materials)	1,566,644
52,799	Talanx AG (Financials)	3,771,006
205,432	Zalando SE (Consumer Discretionary)*(b)	4,339,458

		261,568,952

Hong Kong – 1.1%
591,241	AIA Group Ltd. (Financials)	4,803,153
241,189	CK Asset Holdings Ltd. (Real Estate)	1,113,706
134,701	CK Infrastructure Holdings Ltd. (Utilities)	792,328
193,186	CLP Holdings Ltd. (Utilities)	1,610,130
22,067	Futu Holdings Ltd. ADR (Financials)*	1,181,026
79,673	Hang Seng Bank Ltd. (Financials)	909,816
1,303,757	HKT Trust & HKT Ltd. (Communication Services)	1,590,394
1,011,446	Hong Kong & China Gas Co. Ltd. (Utilities)	782,925
173,667	Hong Kong Exchanges & Clearing Ltd. (Financials)	5,386,055
471,068	Hongkong Land Holdings Ltd. (Real Estate)	1,592,210
75,235	Jardine Matheson Holdings Ltd. (Industrials)	3,153,099
222,905	MTR Corp. Ltd. (Industrials)	740,283
270,001	Power Assets Holdings Ltd. (Utilities)	1,624,393
126,615	Sun Hung Kai Properties Ltd. (Real Estate)	1,276,857
175,647	Swire Pacific Ltd., Class A (Real Estate)	1,456,097
412,355	Techtronic Industries Co. Ltd. (Industrials)	4,463,914

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
13,946,596	WH Group Ltd. (Consumer Staples)(b)	$8,408,432

		40,884,818

Ireland – 0.3%
17,509	AerCap Holdings NV (Industrials)*	1,351,345
17,083	Kerry Group PLC, Class A (Consumer Staples)	1,499,984
25,977	Kingspan Group PLC (Industrials)	2,346,708
84,719	Smurfit Kappa Group PLC (Materials)	3,614,891

		8,812,928

Israel – 0.9%
209,371	Bank Hapoalim BM (Financials)	2,003,668
200,258	Bank Leumi Le-Israel BM (Financials)	1,677,601
29,301	Check Point Software Technologies Ltd. (Information Technology)*	4,700,466
4,659	Elbit Systems Ltd. (Industrials)	1,035,739
219,037	ICL Group Ltd. (Materials)	1,158,475
301,282	Israel Discount Bank Ltd., Class A (Financials)	1,570,688
27,438	Mizrahi Tefahot Bank Ltd. (Financials)	1,085,505
814,545	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	10,711,267
50,250	Wix.com Ltd. (Information Technology)*	7,044,045

		30,987,454

Italy – 2.9%
437,439	Assicurazioni Generali SpA (Financials)	10,376,375
333,698	Banco BPM SpA (Financials)	1,940,613
115,298	Coca-Cola HBC AG (Consumer Staples)*	3,595,112
116,191	Davide Campari-Milano NV (Consumer Staples)	1,178,399
8,713	DiaSorin SpA (Health Care)	880,459
818,153	Enel SpA (Utilities)	5,208,600
564,003	Eni SpA (Energy)	8,696,068
31,212	Ferrari NV (Consumer Discretionary)	13,169,292
284,768	FinecoBank Banca Fineco SpA (Financials)	3,938,308
94,561	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	1,047,340
1,468,877	Intesa Sanpaolo SpA (Financials)	4,670,085
489,500	Leonardo SpA (Industrials)	10,464,472
175,437	Mediobanca Banca di Credito Finanziario SpA (Financials)	2,391,151

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
119,916	Moncler SpA (Consumer Discretionary)	$8,650,278
395,428	Poste Italiane SpA (Financials)(b)	4,638,572
101,112	Prysmian SpA (Industrials)	5,038,717
89,818	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	5,030,895
342,040	Snam SpA (Utilities)	1,599,369
199,814	Terna - Rete Elettrica Nazionale (Utilities)	1,566,361
275,508	UniCredit SpA (Financials)	9,215,541

		103,296,007

Japan – 20.7%
257,407	Advantest Corp. (Information Technology)	11,884,027
111,161	Aeon Co. Ltd. (Consumer Staples)(a)	2,655,179
32,665	AGC, Inc. (Industrials)	1,168,275
101,879	Aisin Corp. (Consumer Discretionary)	3,843,861
79,742	Ajinomoto Co., Inc. (Consumer Staples)	2,931,918
58,908	ANA Holdings, Inc. (Industrials)*(a)	1,284,664
116,408	Asahi Group Holdings Ltd. (Consumer Staples)	3,992,265
46,017	Asahi Intecc Co. Ltd. (Health Care)	956,497
148,897	Asahi Kasei Corp. (Materials)	1,036,121
559,607	Astellas Pharma, Inc. (Health Care)	6,174,858
42,399	Azbil Corp. (Information Technology)	1,243,897
197,726	Bandai Namco Holdings, Inc. (Consumer Discretionary)	3,821,884
86,055	Bridgestone Corp. (Consumer Discretionary)	3,706,224
235,004	Brother Industries Ltd. (Information Technology)	3,940,286
146,824	Canon, Inc. (Information Technology)	4,293,771
167,618	Capcom Co. Ltd. (Communication Services)	6,751,980
54,035	Central Japan Railway Co. (Industrials)	1,360,713
144,103	Chubu Electric Power Co., Inc. (Utilities)	1,797,075
113,508	Chugai Pharmaceutical Co. Ltd. (Health Care)	4,550,331
259,807	Concordia Financial Group Ltd. (Financials)	1,315,786
23,096	Dai Nippon Printing Co. Ltd. (Industrials)	673,884
92,444	Dai-ichi Life Holdings, Inc. (Financials)	2,104,959
194,582	Daiichi Sankyo Co. Ltd. (Health Care)	6,466,566

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
17,789	Daikin Industries Ltd. (Industrials)	$2,516,751
28,491	Daito Trust Construction Co. Ltd. (Real Estate)	3,381,724
93,388	Daiwa House Industry Co. Ltd. (Real Estate)	2,701,744
257,531	Daiwa Securities Group, Inc. (Financials)	1,896,166
128,522	Denso Corp. (Consumer Discretionary)	2,364,867
98,747	Dentsu Group, Inc. (Communication Services)	2,736,704
15,238	Disco Corp. (Information Technology)	4,913,382
41,305	East Japan Railway Co. (Industrials)	2,446,508
112,204	Eisai Co. Ltd. (Health Care)	4,688,473
1,107,663	ENEOS Holdings, Inc. (Energy)	4,783,073
32,025	FANUC Corp. (Industrials)	935,480
27,336	Fast Retailing Co. Ltd. (Consumer Discretionary)	7,901,085
56,753	FUJIFILM Holdings Corp. (Information Technology)	3,611,003
44,765	Fujitsu Ltd. (Information Technology)	6,994,251
1,253	GLP J REIT (Real Estate)	995,401
26,561	Hamamatsu Photonics KK (Information Technology)	953,335
77,884	Hankyu Hanshin Holdings, Inc. (Industrials)	2,246,444
9,470	Hikari Tsushin, Inc. (Industrials)	1,712,787
9,937	Hirose Electric Co. Ltd. (Information Technology)	1,056,640
119,007	Hitachi Ltd. (Industrials)	10,070,312
701,766	Honda Motor Co. Ltd. (Consumer Discretionary)	8,355,362
29,465	Hoshizaki Corp. (Industrials)	1,005,200
97,625	Hoya Corp. (Health Care)	12,709,448
201,901	Hulic Co. Ltd. (Real Estate)	2,014,019
20,148	Ibiden Co. Ltd. (Information Technology)	928,986
510,585	Idemitsu Kosan Co. Ltd. (Energy)	3,234,012
86,550	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	1,116,933
435,523	Inpex Corp. (Energy)	5,851,786
181,795	Isuzu Motors Ltd. (Consumer Discretionary)	2,589,610
245,244	ITOCHU Corp. (Industrials)	10,676,888
306,859	Japan Airlines Co. Ltd. (Industrials)	5,732,463
123,081	Japan Exchange Group, Inc. (Financials)	3,218,675
1,791	Japan Metropolitan Fund Invest REIT (Real Estate)	1,056,627
270,209	Japan Post Bank Co. Ltd. (Financials)	2,884,071

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
890,329	Japan Post Holdings Co. Ltd. (Financials)	$8,604,670
277,811	Japan Post Insurance Co. Ltd. (Financials)	5,126,705
280	Japan Real Estate Investment Corp. REIT (Real Estate)	1,010,222
198,064	Japan Tobacco, Inc. (Consumer Staples)	5,150,432
152,468	JFE Holdings, Inc. (Materials)	2,500,895
122,209	Kajima Corp. (Industrials)	2,267,893
304,775	Kansai Electric Power Co., Inc. (The) (Utilities)	3,910,740
83,796	Kao Corp. (Consumer Staples)	3,189,029
38,503	Kawasaki Kisen Kaisha Ltd. (Industrials)	1,840,128
207,668	KDDI Corp. (Communication Services)	6,318,702
976	KDX Realty Investment Corp. REIT (Real Estate)	977,500
51,671	Keisei Electric Railway Co. Ltd. (Industrials)	2,414,904
15,331	Keyence Corp. (Information Technology)	7,174,338
45,811	Kikkoman Corp. (Consumer Staples)	2,999,890
63,132	Kintetsu Group Holdings Co. Ltd. (Industrials)	1,942,848
131,647	Kirin Holdings Co. Ltd. (Consumer Staples)	1,833,488
80,612	Komatsu Ltd. (Industrials)	2,340,748
10,736	Konami Group Corp. (Communication Services)	723,050
153,668	Kyocera Corp. (Information Technology)	2,263,387
44,046	Kyowa Kirin Co. Ltd. (Health Care)	874,475
5,063	Lasertec Corp. (Information Technology)	1,351,419
61,575	M3, Inc. (Health Care)	883,081
487,717	Marubeni Corp. (Industrials)	8,055,298
248,071	MatsukiyoCocokara & Co. (Consumer Staples)	4,112,141
657,073	Mazda Motor Corp. (Consumer Discretionary)	7,717,875
63,335	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	2,949,455
63,203	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,426,047
205,294	MISUMI Group, Inc. (Industrials)	3,135,579
391,213	Mitsubishi Chemical Group Corp. (Materials)	2,243,979
673,940	Mitsubishi Corp. (Industrials)	14,431,601
223,325	Mitsubishi Electric Corp. (Industrials)	3,553,474
103,479	Mitsubishi Estate Co. Ltd. (Real Estate)	1,590,522

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
482,217	Mitsubishi HC Capital, Inc. (Financials)	$3,328,190
27,870	Mitsubishi Heavy Industries Ltd. (Industrials)	2,201,929
1,200,694	Mitsubishi UFJ Financial Group, Inc. (Financials)	12,370,349
301,393	Mitsui & Co. Ltd. (Industrials)	13,195,886
58,797	Mitsui Fudosan Co. Ltd. (Real Estate)	1,595,341
83,387	Mitsui OSK Lines Ltd. (Industrials)	2,859,238
411,216	Mizuho Financial Group, Inc. (Financials)	7,695,704
708,354	MonotaRO Co. Ltd. (Industrials)	6,779,696
93,585	MS&AD Insurance Group Holdings, Inc. (Financials)	4,633,292
165,582	Murata Manufacturing Co. Ltd. (Information Technology)	3,344,387
141,628	NEC Corp. (Information Technology)	9,547,849
116,261	Nintendo Co. Ltd. (Communication Services)	6,524,971
355	Nippon Building Fund, Inc. REIT (Real Estate)	1,368,578
54,783	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	2,898,554
618	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,034,748
50,349	Nippon Sanso Holdings Corp. (Materials)	1,459,304
116,803	Nippon Steel Corp. (Materials)(a)	2,899,199
11,627,811	Nippon Telegraph & Telephone Corp. (Communication Services)	14,162,824
193,863	Nippon Yusen KK (Industrials)	6,181,026
23,824	Nissan Chemical Corp. (Materials)	995,333
69,087	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	2,020,404
35,375	Nitori Holdings Co. Ltd. (Consumer Discretionary)	5,195,046
20,670	Nitto Denko Corp. (Materials)	1,898,928
196,069	Nomura Holdings, Inc. (Financials)	1,114,555
67,165	Nomura Real Estate Holdings, Inc. (Real Estate)	1,670,711
1,404	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,396,777
66,312	Nomura Research Institute Ltd. (Information Technology)	1,862,602
72,110	NTT Data Group Corp. (Information Technology)	1,172,926
393,387	Obayashi Corp. (Industrials)	3,809,811
5,807	Obic Co. Ltd. (Information Technology)	908,859
290,105	Olympus Corp. (Health Care)	4,132,450

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
30,298	Omron Corp. (Information Technology)	$1,123,903
188,755	Ono Pharmaceutical Co. Ltd. (Health Care)	3,137,719
48,403	Oracle Corp. Japan (Information Technology)	3,709,377
107,097	Oriental Land Co. Ltd. (Consumer Discretionary)	3,837,517
123,358	ORIX Corp. (Financials)	2,585,515
76,794	Osaka Gas Co. Ltd. (Utilities)	1,536,188
24,117	Otsuka Corp. (Information Technology)	1,060,265
163,123	Otsuka Holdings Co. Ltd. (Health Care)	6,628,677
72,118	Pan Pacific International Holdings Corp. (Consumer Discretionary)	1,698,510
339,712	Panasonic Holdings Corp. (Consumer Discretionary)	3,224,166
328,524	Recruit Holdings Co. Ltd. (Industrials)	13,266,513
323,641	Renesas Electronics Corp. (Information Technology)	5,307,522
491,877	Resona Holdings, Inc. (Financials)	2,681,711
751,377	Ricoh Co. Ltd. (Information Technology)	6,250,179
55,726	SBI Holdings, Inc. (Financials)	1,498,611
8,715	SCREEN Holdings Co. Ltd. (Information Technology)	1,090,903
76,394	SCSK Corp. (Information Technology)	1,408,749
27,839	Secom Co. Ltd. (Industrials)	2,031,148
178,773	Seiko Epson Corp. (Information Technology)(a)	2,891,758
89,859	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,266,203
108,151	Sekisui House Ltd. (Consumer Discretionary)	2,413,472
491,259	Seven & i Holdings Co. Ltd. (Consumer Staples)	7,319,487
61,614	Shimadzu Corp. (Information Technology)	1,680,831
214,779	Shimizu Corp. (Industrials)	1,246,743
134,395	Shin-Etsu Chemical Co. Ltd. (Materials)	5,735,156
32,968	Shionogi & Co. Ltd. (Health Care)	1,648,510
293,631	Shiseido Co. Ltd. (Consumer Staples)	7,939,632
239,692	Shizuoka Financial Group, Inc. (Financials)	2,346,153
386,693	SoftBank Corp. (Communication Services)	5,096,225
43,324	SoftBank Group Corp. (Communication Services)	2,544,384
39,860	Sompo Holdings, Inc. (Financials)	2,338,815

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
75,426	Sony Group Corp. (Consumer Discretionary)	$6,523,616
48,000	Square Enix Holdings Co. Ltd. (Communication Services)	2,034,556
347,595	Subaru Corp. (Consumer Discretionary)	7,905,481
76,149	SUMCO Corp. (Information Technology)	1,192,579
286,720	Sumitomo Corp. (Industrials)	6,718,294
288,996	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	4,287,537
185,524	Sumitomo Mitsui Financial Group, Inc. (Financials)	10,342,836
136,654	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	2,774,714
79,713	Suntory Beverage & Food Ltd. (Consumer Staples)	2,621,416
19,337	Suzuki Motor Corp. (Consumer Discretionary)	849,732
65,604	Sysmex Corp. (Health Care)	3,690,691
83,738	T&D Holdings, Inc. (Financials)	1,456,337
110,001	Taisei Corp. (Industrials)	3,459,442
426,580	Takeda Pharmaceutical Co. Ltd. (Health Care)	12,503,551
28,702	TDK Corp. (Information Technology)	1,493,110
56,051	Terumo Corp. (Health Care)	2,185,566
54,608	TIS, Inc. (Information Technology)	1,231,389
88,054	Tobu Railway Co. Ltd. (Industrials)	2,251,504
30,542	Toho Co. Ltd. (Communication Services)	992,151
232,963	Tokio Marine Holdings, Inc. (Financials)	6,811,292
65,486	Tokyo Electron Ltd. (Information Technology)	16,131,949
226,958	Tokyo Gas Co. Ltd. (Utilities)	4,972,241
133,543	Tokyu Corp. (Industrials)	1,662,707
111,960	TOPPAN Holdings, Inc. (Industrials)	2,665,287
220,066	Toray Industries, Inc. (Materials)	1,015,271
27,690	TOTO Ltd. (Industrials)	749,093
17,422	Toyota Industries Corp. (Industrials)	1,733,237
824,736	Toyota Motor Corp. (Consumer Discretionary)	19,953,024
97,330	Toyota Tsusho Corp. (Industrials)	6,290,976
68,466	Trend Micro, Inc. (Information Technology)	3,396,997
60,790	Unicharm Corp. (Consumer Staples)	2,021,053
99,300	USS Co. Ltd. (Consumer Discretionary)	1,728,644
43,422	West Japan Railway Co. (Industrials)	1,807,727

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
80,939	Yakult Honsha Co. Ltd. (Consumer Staples)	$1,745,648
116,772	Yamaha Motor Co. Ltd. (Consumer Discretionary)	1,045,073
65,761	Yamato Holdings Co. Ltd. (Industrials)	999,574
107,777	Yokogawa Electric Corp. (Information Technology)	2,278,389
221,537	Zensho Holdings Co. Ltd. (Consumer Discretionary)	9,699,552
428,474	ZOZO, Inc. (Consumer Discretionary)	9,716,314

		730,892,305

Jordan – 0.1%
140,844	Hikma Pharmaceuticals PLC (Health Care)	3,504,422

Luxembourg – 0.4%
460,398	ArcelorMittal (Materials)	12,017,063
37,056	Eurofins Scientific SE (Health Care)	2,215,133

		14,232,196

Macau – 0.0%
356,138	Sands China Ltd. (Consumer Discretionary)*	1,014,444

Netherlands – 4.7%
130,693	ABN AMRO Bank NV (Financials)(b)	2,100,228
444	Adyen NV (Financials)*(b)	701,493
185,831	Aegon Ltd. (Financials)	1,115,285
22,820	Akzo Nobel NV (Materials)	1,662,939
8,528	ASM International NV (Information Technology)	5,202,150
54,424	ASML Holding NV (Information Technology)	51,268,055
25,512	ASR Nederland NV (Financials)	1,176,921
16,590	BE Semiconductor Industries NV (Information Technology)	3,000,823
14,855	Euronext NV (Financials)(b)	1,370,423
75,534	EXOR NV (Financials)	8,157,567
57,775	Heineken Holding NV (Consumer Staples)	4,464,016
34,934	Heineken NV (Consumer Staples)	3,229,204
7,370	IMCD NV (Industrials)	1,123,741
400,823	ING Groep NV (Financials)	5,504,297
103,004	JDE Peet’s NV (Consumer Staples)	2,356,387
509,176	Koninklijke Ahold Delhaize NV (Consumer Staples)	15,163,657
744,754	Koninklijke KPN NV (Communication Services)	2,726,481
96,863	Koninklijke Philips NV (Health Care)	1,939,386
110,671	Randstad NV (Industrials)	6,100,710
884,735	Shell PLC (Energy)	27,497,426

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
69,837	Universal Music Group NV (Communication Services)	$2,106,251
99,954	Wolters Kluwer NV (Industrials)	15,775,903

		163,743,343

New Zealand – 0.2%
193,966	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	2,895,257
363,460	Spark New Zealand Ltd. (Communication Services)	1,122,691
49,928	Xero Ltd. (Information Technology)*	4,138,928

		8,156,876

Norway – 0.7%
54,798	Aker BP ASA (Energy)	1,332,306
154,869	DNB Bank ASA (Financials)	3,101,982
269,606	Equinor ASA (Energy)	6,655,415
226,068	Gjensidige Forsikring ASA (Financials)	3,574,687
42,060	Kongsberg Gruppen ASA (Industrials)	2,684,491
37,834	Mowi ASA (Consumer Staples)	731,390
351,076	Orkla ASA (Consumer Staples)	2,519,314
29,176	Salmar ASA (Consumer Staples)	1,853,633
193,942	Telenor ASA (Communication Services)	2,126,194

		24,579,412

Portugal – 0.3%
250,310	EDP – Energias de Portugal SA (Utilities)	996,542
81,056	Galp Energia SGPS SA (Energy)	1,278,004
384,289	Jeronimo Martins SGPS SA (Consumer Staples)	9,198,790

		11,473,336

Singapore – 1.4%
585,015	CapitaLand Integrated Commercial Trust REIT (Real Estate)	852,766
397,544	DBS Group Holdings Ltd. (Financials)	9,854,337
2,281,172	Genting Singapore Ltd. (Consumer Discretionary)	1,543,854
58,870	Jardine Cycle & Carriage Ltd. (Industrials)	1,114,266
398,454	Keppel Ltd. (Industrials)	2,145,476
908,159	Oversea-Chinese Banking Corp. Ltd. (Financials)	8,766,848
339,768	Sembcorp Industries Ltd. (Utilities)	1,288,723
400,157	Singapore Airlines Ltd. (Industrials)	1,925,491
1,372,733	Singapore Exchange Ltd. (Financials)	9,647,722

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
668,952	Singapore Telecommunications Ltd. (Communication Services)	$1,169,149
134,300	STMicroelectronics NV (Information Technology)	6,064,011
256,720	United Overseas Bank Ltd. (Financials)	5,336,400

		49,709,043

Spain – 2.4%
9,401	Acciona SA (Utilities)	1,052,427
229,477	ACS Actividades de Construccion y Servicios SA (Industrials)	9,421,588
4,354	Aena SME SA (Industrials)(b)	825,251
47,197	Amadeus IT Group SA (Consumer Discretionary)	2,777,418
1,022,328	Banco Bilbao Vizcaya Argentaria SA (Financials)	10,162,588
2,649,107	Banco Santander SA (Financials)	11,024,018
553,655	CaixaBank SA (Financials)	2,498,405
78,221	Enagas SA (Utilities)	1,129,613
75,548	Endesa SA (Utilities)	1,360,391
765,626	Iberdrola SA (Utilities)	8,798,908
402,990	Industria de Diseno Textil SA (Consumer Discretionary)	17,884,288
101,052	Redeia Corp. SA (Utilities)	1,607,496
638,642	Repsol SA (Energy)	10,176,546
1,041,160	Telefonica SA (Communication Services)	4,273,542

		82,992,479

Sweden – 2.2%
51,709	Alfa Laval AB (Industrials)	1,947,436
81,200	Assa Abloy AB, Class B (Industrials)	2,318,105
382,808	Atlas Copco AB, Class A (Industrials)	6,649,922
271,988	Atlas Copco AB, Class B (Industrials)	4,070,311
74,883	Epiroc AB, Class A (Industrials)	1,358,720
55,641	Epiroc AB, Class B (Industrials)	918,437
118,131	Essity AB, Class B (Consumer Staples)	2,759,352
11,885	Evolution AB (Consumer Discretionary)(b)	1,540,721
581,154	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	7,888,793
88,770	Hexagon AB, Class B (Information Technology)	1,041,053
31,198	Holmen AB, Class B (Materials)	1,253,655
132,024	Husqvarna AB, Class B (Industrials)(a)	1,018,941
51,592	Industrivarden AB, Class A (Financials)	1,761,541
62,167	Industrivarden AB, Class C (Financials)	2,116,602

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
204,397	Investor AB, Class B (Financials)	$5,143,777
23,982	L E Lundbergforetagen AB, Class B (Financials)	1,304,850
37,084	Lifco AB, Class B (Industrials)	988,434
17,949	Saab AB, Class B (Industrials)	1,416,152
59,544	Sandvik AB (Industrials)	1,340,214
193,771	Skandinaviska Enskilda Banken AB, Class A (Financials)(a)	2,880,128
35,836	SKF AB, Class B (Industrials)	782,006
84,728	Svenska Cellulosa AB SCA, Class B (Materials)	1,200,814
261,219	Svenska Handelsbanken AB, Class A (Financials)	3,125,303
167,386	Swedbank AB, Class A (Financials)	3,678,546
102,694	Swedish Orphan Biovitrum AB (Health Care)*	2,526,796
118,430	Tele2 AB, Class B (Communication Services)	994,828
710,682	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	3,861,980
627,237	Telia Co. AB (Communication Services)	1,495,435
84,699	Volvo AB, Class A (Industrials)	2,363,971
182,002	Volvo AB, Class B (Industrials)	5,014,643
1,058,475	Volvo Car AB, Class B (Consumer Discretionary)*	3,862,596

		78,624,062

Switzerland – 5.3%
159,918	ABB Ltd. (Industrials)	7,395,220
27,798	Adecco Group AG (Industrials)	1,118,486
27,726	Alcon, Inc. (Health Care)	2,367,203
17,867	Baloise Holding AG (Financials)	2,893,458
29,906	Banque Cantonale Vaudoise (Financials)	3,596,667
1,035	Barry Callebaut AG (Consumer Staples)	1,459,849
14,807	BKW AG (Utilities)	2,085,138
384	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	4,718,505
57,735	Cie Financiere Richemont SA (Consumer Discretionary)	9,218,717
65,246	Clariant AG (Materials)*	810,620
14,303	DSM-Firmenich AG (Materials)	1,532,322
4,031	EMS-Chemie Holding AG (Materials)	2,822,226
8,050	Geberit AG (Industrials)	4,691,681
1,026	Givaudan SA (Materials)	4,319,325
20,791	Helvetia Holding AG (Financials)	2,949,061
34,986	Kuehne + Nagel International AG (Industrials)	11,824,239
69,381	Logitech International SA (Information Technology)	6,144,263

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
341,354	Novartis AG (Health Care)	$34,691,692
7,431	Partners Group Holding AG (Financials)	10,709,147
161,965	Sandoz Group AG (Health Care)*	5,050,887
7,493	Schindler Holding AG (Industrials)	1,912,925
6,480	Schindler Holding AG Participation Certificates (Industrials)	1,713,920
72,259	SGS SA (Industrials)	6,958,791
48,931	SIG Group AG (Materials)*	972,452
5,233	Sika AG (Materials)	1,518,405
7,512	Sonova Holding AG (Health Care)	2,323,000
39,623	Straumann Holding AG (Health Care)	6,281,723
14,523	Swatch Group AG (The) – Bearer (Consumer Discretionary)	3,440,461
65,446	Swatch Group AG (The) – Registered (Consumer Discretionary)	3,006,406
6,455	Swiss Life Holding AG (Financials)	4,703,342
24,210	Swiss Prime Site AG (Real Estate)	2,323,258
4,413	Swisscom AG (Communication Services)	2,532,883
509,654	UBS Group AG (Financials)	14,591,309
5,585	VAT Group AG (Industrials)(b)	2,808,515
16,578	Zurich Insurance Group AG (Financials)	8,848,629

		184,334,725

United Kingdom – 10.1%
314,561	3i Group PLC (Financials)	9,820,276
257,608	Admiral Group PLC (Financials)	8,687,467
14,232	Ashtead Group PLC (Industrials)	1,022,558
172,560	Associated British Foods PLC (Consumer Staples)	4,961,503
220,930	AstraZeneca PLC (Health Care)	27,899,052
1,248,841	Auto Trader Group PLC (Communication Services)(b)	11,696,266
279,021	Aviva PLC (Financials)	1,575,206
534,001	BAE Systems PLC (Industrials)	8,389,524
2,278,269	Barclays PLC (Financials)	4,739,570
895,613	Barratt Developments PLC (Consumer Discretionary)	5,285,009
61,821	Berkeley Group Holdings PLC (Consumer Discretionary)	3,630,851
2,737,183	BP PLC (Energy)	15,951,287
358,261	British American Tobacco PLC (Consumer Staples)	10,627,132
85,655	Bunzl PLC (Industrials)	3,416,256
563,924	Burberry Group PLC (Consumer Discretionary)	9,166,370

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
5,026,452	Centrica PLC (Utilities)	$8,001,814
934,344	CK Hutchison Holdings Ltd. (Industrials)	4,744,044
76,707	Coca-Cola Europacific Partners PLC (Consumer Staples)	5,264,401
304,368	Compass Group PLC (Consumer Discretionary)	8,354,730
73,163	DCC PLC (Industrials)	5,197,473
205,797	Diageo PLC (Consumer Staples)	7,710,770
45,543	Halma PLC (Information Technology)	1,326,174
690,978	Hargreaves Lansdown PLC (Financials)	6,366,604
2,577,159	HSBC Holdings PLC (Financials)	20,032,575
275,551	Imperial Brands PLC (Consumer Staples)	5,941,180
302,100	Informa PLC (Communication Services)	3,096,112
40,375	InterContinental Hotels Group PLC (Consumer Discretionary)	4,279,867
28,657	Intertek Group PLC (Industrials)	1,675,461
2,124,623	J Sainsbury PLC (Consumer Staples)	6,708,109
4,903,705	JD Sports Fashion PLC (Consumer Discretionary)	7,313,274
1,438,929	Kingfisher PLC (Consumer Discretionary)	4,268,309
98,340	Land Securities Group PLC REIT (Real Estate)	770,753
1,983,162	Legal & General Group PLC (Financials)	6,073,327
4,854,558	Lloyds Banking Group PLC (Financials)	2,859,760
55,069	London Stock Exchange Group PLC (Financials)	6,182,985
247,800	M&G PLC (Financials)	704,333
301,652	Melrose Industries PLC (Industrials)	2,423,001
246,678	National Grid PLC (Utilities)	3,237,369
822,710	NatWest Group PLC (Financials)	2,488,284
86,779	Next PLC (Consumer Discretionary)	9,126,376
102,927	Pearson PLC (Consumer Discretionary)	1,250,678
251,150	Phoenix Group Holdings PLC (Financials)	1,579,884
77,916	Reckitt Benckiser Group PLC (Consumer Staples)	4,926,025
326,465	RELX PLC (Industrials)	14,292,622
969,627	Rolls-Royce Holdings PLC (Industrials)*	4,527,124
841,267	Sage Group PLC (The) (Information Technology)	13,243,490
57,886	Severn Trent PLC (Utilities)	1,830,574

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
237,088	Smith & Nephew PLC (Health Care)	$3,120,508
123,131	Smiths Group PLC (Industrials)	2,504,535
9,428	Spirax-Sarco Engineering PLC (Industrials)	1,231,355
159,673	SSE PLC (Utilities)	3,283,161
463,601	St James’s Place PLC (Financials)	2,949,756
333,628	Standard Chartered PLC (Financials)	2,817,426
1,136,322	Taylor Wimpey PLC (Consumer Discretionary)	1,981,444
2,526,990	Tesco PLC (Consumer Staples)	8,911,893
194,252	Unilever PLC (Consumer Staples)	9,500,735
150,841	United Utilities Group PLC (Utilities)	1,955,766
7,658,578	Vodafone Group PLC (Communication Services)	6,696,156
69,339	Whitbread PLC (Consumer Discretionary)	2,897,076
352,415	Wise PLC, Class A (Financials)*	4,091,439
82,956	WPP PLC (Communication Services)	742,102

		355,349,161

United States – 5.5%
44,224	BRP, Inc. (Consumer Discretionary)	2,920,770
81,618	CRH PLC (Materials)	6,787,179
29,669	CSL Ltd. (Health Care)	5,529,863
4,324	CyberArk Software Ltd. (Information Technology)*	1,140,498
81,482	Experian PLC (Industrials)	3,488,944
89,891	Ferrovial SE (Industrials)	3,370,599
775,195	GSK PLC (Health Care)	16,322,795
801,354	Haleon PLC (Consumer Staples)	3,359,821
100,365	Holcim AG (Materials)*	8,217,951
95,462	James Hardie Industries PLC CDI (Materials)*	3,776,226
20,476	Monday.com Ltd. (Information Technology)*	4,566,353
394,477	Nestle SA (Consumer Staples)	41,107,500
59,698	QIAGEN NV (Health Care)*	2,560,509
14,434	Roche Holding AG (Health Care)	4,022,604
122,261	Roche Holding AG (Health Care)	32,205,371
182,888	Sanofi SA (Health Care)	17,394,513
69,715	Schneider Electric SE (Industrials)	15,827,755
439,019	Stellantis NV (Consumer Discretionary)	11,466,166
43,370	Swiss Re AG (Financials)	5,250,403

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
150,856	Tenaris SA (Energy)	$2,680,547

		191,996,367

TOTAL COMMON STOCKS (Cost $2,897,481,214)		3,501,301,805

Shares	Description	Rate	Value

Preferred Stocks – 0.3%

Germany – 0.3%
50,211	Bayerische Motoren Werke AG (Consumer Discretionary)	8.33%	5,504,222
37,719	Henkel AG & Co. KGaA (Consumer Staples)	2.66	2,839,275
16,467	Porsche Automobil Holding SE (Consumer Discretionary)	5.18	879,940
9,274	Volkswagen AG (Consumer Discretionary)	7.00	1,257,895

TOTAL PREFERRED STOCKS (Cost $10,438,791)			10,481,332

Units	Description	Expiration Month	Value

Warrant – 0.0%

Canada – 0.0%
8,722	Constellation Software, Inc. (Information Technology)*(c)
(Cost $0)		08/28	—

Shares	Dividend Rate	Value

Investment Company – 0.2%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
8,698,821	5.195%	$8,698,821
(Cost $8,698,821)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,916,618,826)		3,520,481,958

Securities Lending Reinvestment Vehicle – 1.7%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
59,012,449	5.219%	59,012,449
(Cost $59,012,449)

TOTAL INVESTMENTS – 101.6% (Cost $2,975,631,275)		$3,579,494,407

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(55,670,163)

NET ASSETS – 100.0%		$3,523,824,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	77	03/15/24	$8,808,415	$461,846

Sector Name	% of Market Value

Financials	19.3%
Industrials	16.4
Consumer Discretionary	13.1
Health Care	11.5
Consumer Staples	10.5
Information Technology	9.4
Energy	5.3
Materials	5.2
Communication Services	3.7
Utilities	2.6
Real Estate	1.2
Investment Company	0.2
Securities Lending Reinvestment Vehicle	1.6

TOTAL INVESTMENTS	100.0%

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 5.5%
1,710	Capcom Co. Ltd. (Japan)	$68,882
1,565	Dentsu Group, Inc. (Japan)	43,373
5,670	KDDI Corp. (Japan)	172,521
506	Konami Group Corp. (Japan)	34,078
3,756	LY Corp. (Japan)	10,362
1,035	Nexon Co. Ltd. (Japan)	16,776
4,527	Nintendo Co. Ltd. (Japan)	254,071
166,579	Nippon Telegraph & Telephone Corp. (Japan)	202,895
15,366	SoftBank Corp. (Japan)	202,509
2,992	SoftBank Group Corp. (Japan)	175,718
1,027	Square Enix Holdings Co. Ltd. (Japan)	43,531
603	Toho Co. Ltd. (Japan)	19,588

		1,244,304

Consumer Discretionary – 18.8%
3,936	Aisin Corp. (Japan)	148,504
3,378	Bandai Namco Holdings, Inc. (Japan)	65,294
3,141	Bridgestone Corp. (Japan)	135,277
6,108	Denso Corp. (Japan)	112,390
850	Fast Retailing Co. Ltd. (Japan)	245,681
22,336	Honda Motor Co. Ltd. (Japan)	265,937
1,551	Iida Group Holdings Co. Ltd. (Japan)	20,016
3,120	Isuzu Motors Ltd. (Japan)	44,443
3,473	Koito Manufacturing Co. Ltd. (Japan)	43,961
18,293	Mazda Motor Corp. (Japan)	214,867
1,475	McDonald’s Holdings Co. Japan Ltd. (Japan)	68,689
4,589	Nissan Motor Co. Ltd. (Japan)	18,053
615	Nitori Holdings Co. Ltd. (Japan)	90,317
4,168	Oriental Land Co. Ltd. (Japan)	149,349
2,730	Pan Pacific International Holdings Corp. (Japan)	64,296
17,665	Panasonic Holdings Corp. (Japan)	167,656
2,564	Rakuten Group, Inc. (Japan)*	14,047
2,959	Sekisui Chemical Co. Ltd. (Japan)	41,695
3,414	Sekisui House Ltd. (Japan)	76,186
1,436	Sharp Corp. (Japan)*	7,824
291	Shimano, Inc. (Japan)	40,558
5,298	Sony Group Corp. (Japan)	458,226
7,422	Subaru Corp. (Japan)	168,801
10,552	Sumitomo Electric Industries Ltd. (Japan)	156,549
1,311	Suzuki Motor Corp. (Japan)	57,610
48,669	Toyota Motor Corp. (Japan)	1,177,460
1,489	USS Co. Ltd. (Japan)	25,921
610	Yamaha Corp. (Japan)	13,331
4,767	Yamaha Motor Co. Ltd. (Japan)	42,663
1,990	Zensho Holdings Co. Ltd. (Japan)	87,128
2,828	ZOZO, Inc. (Japan)	64,129

		4,286,858

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – 6.2%
4,786	Aeon Co. Ltd. (Japan)	$114,318
2,952	Ajinomoto Co., Inc. (Japan)	108,538
3,043	Asahi Group Holdings Ltd. (Japan)	104,361
7,394	Japan Tobacco, Inc. (Japan)	192,273
2,272	Kao Corp. (Japan)	86,466
874	Kikkoman Corp. (Japan)	57,233
5,614	Kirin Holdings Co. Ltd. (Japan)	78,188
550	Kobe Bussan Co. Ltd. (Japan)	14,809
5,018	MatsukiyoCocokara & Co. (Japan)	83,181
1,519	MEIJI Holdings Co. Ltd. (Japan)	34,273
2,486	Nissin Foods Holdings Co. Ltd. (Japan)	72,701
15,441	Seven & i Holdings Co. Ltd. (Japan)	230,062
2,065	Shiseido Co. Ltd. (Japan)	55,836
1,764	Suntory Beverage & Food Ltd. (Japan)	58,010
1,878	Unicharm Corp. (Japan)	62,437
2,742	Yakult Honsha Co. Ltd. (Japan)	59,138

		1,411,824

Energy – 1.9%
47,066	ENEOS Holdings, Inc. (Japan)	203,239
23,185	Idemitsu Kosan Co. Ltd. (Japan)	146,852
6,608	Inpex Corp. (Japan)	88,787

		438,878

Financials – 13.2%
2,148	Chiba Bank Ltd. (The) (Japan)	17,480
6,536	Concordia Financial Group Ltd. (Japan)	33,101
3,323	Dai-ichi Life Holdings, Inc. (Japan)	75,665
9,236	Daiwa Securities Group, Inc. (Japan)	68,003
5,326	Japan Exchange Group, Inc. (Japan)	139,280
7,589	Japan Post Bank Co. Ltd. (Japan)	81,001
12,144	Japan Post Holdings Co. Ltd. (Japan)	117,367
9,594	Japan Post Insurance Co. Ltd. (Japan)	177,047
15,389	Mitsubishi HC Capital, Inc. (Japan)	106,213
60,118	Mitsubishi UFJ Financial Group, Inc. (Japan)	619,376
16,344	Mizuho Financial Group, Inc. (Japan)	305,870
2,988	MS&AD Insurance Group Holdings, Inc. (Japan)	147,933
8,415	Nomura Holdings, Inc. (Japan)	47,835
4,857	ORIX Corp. (Japan)	101,800
8,085	Resona Holdings, Inc. (Japan)	44,079
1,054	SBI Holdings, Inc. (Japan)	28,345
3,320	Shizuoka Financial Group, Inc. (Japan)	32,497
2,056	Sompo Holdings, Inc. (Japan)	120,637

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
6,749	Sumitomo Mitsui Financial Group, Inc. (Japan)	$376,252
3,146	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	63,879
2,731	T&D Holdings, Inc. (Japan)	47,496
8,769	Tokio Marine Holdings, Inc. (Japan)	256,385

		3,007,541

Health Care – 8.4%
1,909	Asahi Intecc Co. Ltd. (Japan)	39,680
13,002	Astellas Pharma, Inc. (Japan)	143,468
3,962	Chugai Pharmaceutical Co. Ltd. (Japan)	158,829
8,747	Daiichi Sankyo Co. Ltd. (Japan)	290,690
1,788	Eisai Co. Ltd. (Japan)	74,712
1,859	Hoya Corp. (Japan)	242,017
2,692	Kyowa Kirin Co. Ltd. (Japan)	53,446
1,791	M3, Inc. (Japan)	25,686
6,701	Olympus Corp. (Japan)	95,454
4,534	Ono Pharmaceutical Co. Ltd. (Japan)	75,370
4,376	Otsuka Holdings Co. Ltd. (Japan)	177,823
1,601	Shionogi & Co. Ltd. (Japan)	80,055
1,023	Sysmex Corp. (Japan)	57,551
9,804	Takeda Pharmaceutical Co. Ltd. (Japan)	287,366
2,539	Terumo Corp. (Japan)	99,002

		1,901,149

Industrials – 19.8%
707	AGC, Inc. (Japan)	25,286
1,245	ANA Holdings, Inc. (Japan)*	27,151
1,929	Central Japan Railway Co. (Japan)	48,576
836	Dai Nippon Printing Co. Ltd. (Japan)	24,392
396	Daifuku Co. Ltd. (Japan)	9,382
947	Daikin Industries Ltd. (Japan)	133,980
924	East Japan Railway Co. (Japan)	54,729
2,687	FANUC Corp. (Japan)	78,490
428	Fuji Electric Co. Ltd. (Japan)	26,023
1,038	Hankyu Hanshin Holdings, Inc. (Japan)	29,939
111	Hikari Tsushin, Inc. (Japan)	20,076
825	Hitachi Construction Machinery Co. Ltd. (Japan)	23,834
4,932	Hitachi Ltd. (Japan)	417,343
823	Hoshizaki Corp. (Japan)	28,077
6,878	ITOCHU Corp. (Japan)	299,439
3,046	Japan Airlines Co. Ltd. (Japan)	56,903
3,563	Kajima Corp. (Japan)	66,120
1,387	Kawasaki Kisen Kaisha Ltd. (Japan)	66,287
1,206	Keisei Electric Railway Co. Ltd. (Japan)	56,364
781	Kintetsu Group Holdings Co. Ltd. (Japan)	24,035
3,575	Komatsu Ltd. (Japan)	103,808

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,797	Kubota Corp. (Japan)	$26,342
965	Makita Corp. (Japan)	25,190
9,563	Marubeni Corp. (Japan)	157,946
604	MINEBEA MITSUMI, Inc. (Japan)	12,490
2,800	MISUMI Group, Inc. (Japan)	42,766
20,942	Mitsubishi Corp. (Japan)	448,447
9,501	Mitsubishi Electric Corp. (Japan)	151,177
1,222	Mitsubishi Heavy Industries Ltd. (Japan)	96,547
7,433	Mitsui & Co. Ltd. (Japan)	325,439
1,413	Mitsui OSK Lines Ltd. (Japan)	48,450
3,978	MonotaRO Co. Ltd. (Japan)	38,074
828	NIDEC Corp. (Japan)	31,428
2,852	NIPPON EXPRESS HOLDINGS, Inc. (Japan)	150,899
3,468	Nippon Yusen KK (Japan)	110,572
8,423	Obayashi Corp. (Japan)	81,574
1,201	Odakyu Electric Railway Co. Ltd. (Japan)	16,891
6,235	Recruit Holdings Co. Ltd. (Japan)	251,783
917	Secom Co. Ltd. (Japan)	66,905
1,262	SG Holdings Co. Ltd. (Japan)	15,835
6,827	Shimizu Corp. (Japan)	39,629
175	SMC Corp. (Japan)	105,407
6,605	Sumitomo Corp. (Japan)	154,765
1,743	Taisei Corp. (Japan)	54,816
1,120	Tobu Railway Co. Ltd. (Japan)	28,638
2,080	Tokyu Corp. (Japan)	25,897
1,776	TOPPAN Holdings, Inc. (Japan)	42,279
1,070	TOTO Ltd. (Japan)	28,947
578	Toyota Industries Corp. (Japan)	57,503
2,785	Toyota Tsusho Corp. (Japan)	180,010
624	West Japan Railway Co. (Japan)	25,978
1,139	Yamato Holdings Co. Ltd. (Japan)	17,313
871	Yaskawa Electric Corp. (Japan)	35,609

		4,515,780

Information Technology – 16.8%
4,773	Advantest Corp. (Japan)	220,361
1,304	Azbil Corp. (Japan)	38,257
7,444	Brother Industries Ltd. (Japan)	124,813
6,829	Canon, Inc. (Japan)	199,710
594	Disco Corp. (Japan)	191,531
1,752	FUJIFILM Holdings Corp. (Japan)	111,474
1,089	Fujitsu Ltd. (Japan)	170,149
1,203	Hamamatsu Photonics KK (Japan)	43,178
207	Hirose Electric Co. Ltd. (Japan)	22,011
257	Ibiden Co. Ltd. (Japan)	11,850
870	Keyence Corp. (Japan)	407,128
5,668	Kyocera Corp. (Japan)	83,484
348	Lasertec Corp. (Japan)	92,888
7,586	Murata Manufacturing Co. Ltd. (Japan)	153,220
2,406	NEC Corp. (Japan)	162,200

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,393	Nomura Research Institute Ltd. (Japan)	$67,216
2,514	NTT Data Group Corp. (Japan)	40,892
227	Obic Co. Ltd. (Japan)	35,528
812	Omron Corp. (Japan)	30,121
801	Oracle Corp. Japan (Japan)	61,385
1,784	Otsuka Corp. (Japan)	78,431
8,183	Renesas Electronics Corp. (Japan)	134,196
18,252	Ricoh Co. Ltd. (Japan)	151,826
692	Rohm Co. Ltd. (Japan)	11,755
587	SCREEN Holdings Co. Ltd. (Japan)	73,478
4,247	SCSK Corp. (Japan)	78,317
4,606	Seiko Epson Corp. (Japan)	74,505
1,730	Shimadzu Corp. (Japan)	47,194
1,515	SUMCO Corp. (Japan)	23,727
1,952	TDK Corp. (Japan)	101,545
2,397	TIS, Inc. (Japan)	54,051
2,373	Tokyo Electron Ltd. (Japan)	584,570
1,459	Trend Micro, Inc. (Japan)	72,390
3,396	Yokogawa Electric Corp. (Japan)	71,791

		3,825,172

Materials – 4.6%
4,306	Asahi Kasei Corp. (Japan)	29,964
9,161	JFE Holdings, Inc. (Japan)	150,266
298	JSR Corp. (Japan)	8,008
20,674	Mitsubishi Chemical Group Corp. (Japan)	118,585
533	Mitsui Chemicals, Inc. (Japan)	14,772
2,104	Nippon Paint Holdings Co. Ltd. (Japan)	15,611
1,568	Nippon Sanso Holdings Corp. (Japan)	45,446
6,136	Nippon Steel Corp. (Japan)(a)	152,303
963	Nissan Chemical Corp. (Japan)	40,233
775	Nitto Denko Corp. (Japan)	71,198
7,304	Shin-Etsu Chemical Co. Ltd. (Japan)	311,690
392	Sumitomo Metal Mining Co. Ltd. (Japan)	10,225
16,421	Toray Industries, Inc. (Japan)	75,758

		1,044,059

Real Estate – 2.3%
560	Daito Trust Construction Co. Ltd. (Japan)	66,469
3,223	Daiwa House Industry Co. Ltd. (Japan)	93,242
28	GLP J REIT (Japan)	22,244
6,239	Hulic Co. Ltd. (Japan)	62,236
39	Japan Metropolitan Fund Invest REIT (Japan)	23,009
7	Japan Real Estate Investment Corp. REIT (Japan)	25,256
19	KDX Realty Investment Corp. REIT (Japan)	19,029

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
1,797	Mitsubishi Estate Co. Ltd. (Japan)	$27,621
2,424	Mitsui Fudosan Co. Ltd. (Japan)	65,770
6	Nippon Building Fund, Inc. REIT (Japan)	23,131
10	Nippon Prologis REIT, Inc. REIT (Japan)	16,743
1,318	Nomura Real Estate Holdings, Inc. (Japan)	32,785
24	Nomura Real Estate Master Fund, Inc. REIT (Japan)	23,876
498	Sumitomo Realty & Development Co. Ltd. (Japan)	14,767

		516,178

Utilities – 2.2%
3,493	Chubu Electric Power Co., Inc. (Japan)	43,561
13,428	Kansai Electric Power Co., Inc. (The) (Japan)	172,302
4,257	Osaka Gas Co. Ltd. (Japan)	85,157
2,880	Tokyo Electric Power Co. Holdings, Inc. (Japan)*	15,586
8,103	Tokyo Gas Co. Ltd. (Japan)	177,522

		494,128

TOTAL COMMON STOCKS (Cost $19,114,941)		22,685,871

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
48,147	5.195%	48,147
(Cost $48,147)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $19,163,088)		22,734,018

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
152,374	5.219%	152,374
(Cost $152,374)

TOTAL INVESTMENTS – 100.6% (Cost $19,315,462)		$22,886,392

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(126,265)

NET ASSETS – 100.0%		$22,760,127

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:

REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Topix Index Future	3	03/07/24	$53,738	$6,702

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 8.1%
1,475,663	Alphabet, Inc., Class A*	$204,320,299
1,393,025	Alphabet, Inc., Class C*	194,717,035
1,663,816	AT&T, Inc.	28,168,405
30,945	Charter Communications, Inc., Class A*	9,095,664
1,317,195	Comcast Corp., Class A	56,441,806
161,469	Electronic Arts, Inc.	22,521,696
239,406	Interpublic Group of Cos., Inc. (The)	7,517,349
621,141	Meta Platforms, Inc., Class A	304,439,838
53,860	Netflix, Inc.*	32,473,271
121,429	Omnicom Group, Inc.	10,733,109
348,804	Pinterest, Inc., Class A*	12,801,107
45,424	Take-Two Interactive Software, Inc.*	6,674,148
128,857	T-Mobile US, Inc.	21,042,348
481,987	Verizon Communications, Inc.	19,289,120
153,973	Walt Disney Co. (The)	17,180,307
4,596,824	Warner Bros Discovery, Inc.*	40,406,083

		987,821,585

Consumer Discretionary – 12.2%
18,173	Airbnb, Inc., Class A*	2,861,702
2,110,667	Amazon.com, Inc.*	373,081,499
14,387	AutoZone, Inc.*	43,247,610
305,992	Best Buy Co., Inc.	24,748,633
12,443	Booking Holdings, Inc.*	43,162,652
558,499	Carnival Corp.*	8,857,794
5,115	Chipotle Mexican Grill, Inc.*	13,753,059
209,930	D.R. Horton, Inc.	31,371,939
70,669	Darden Restaurants, Inc.	12,063,905
33,954	Deckers Outdoor Corp.*	30,408,863
30,795	Domino’s Pizza, Inc.	13,806,938
74,563	DoorDash, Inc., Class A*	9,288,313
189,486	DraftKings, Inc., Class A*	8,208,534
367,337	eBay, Inc.	17,367,693
173,004	Expedia Group, Inc.*	23,670,407
863,056	Ford Motor Co.	10,736,417
103,472	Garmin Ltd.	14,211,879
171,873	Genuine Parts Co.	25,653,764
52,077	Hilton Worldwide Holdings, Inc.	10,640,373
298,779	Home Depot, Inc. (The)	113,718,275
97,299	Las Vegas Sands Corp.	5,304,742
342,138	Lennar Corp., Class A	54,232,294
767,700	LKQ Corp.	40,143,033
224,727	Lowe’s Cos., Inc.	54,085,047
52,202	Marriott International, Inc., Class A	13,043,714
145,396	McDonald’s Corp.	42,496,343
576,003	MGM Resorts International*	24,929,410
324,223	NIKE, Inc., Class B	33,696,496
1,592	NVR, Inc.*	12,139,907
47,168	O’Reilly Automotive, Inc.*	51,291,427
48,315	Pool Corp.	19,235,168
468,979	PulteGroup, Inc.	50,827,944
85,094	Ross Stores, Inc.	12,675,602
120,771	Royal Caribbean Cruises Ltd.*	14,897,103
180,746	Starbucks Corp.	17,152,795
388,667	Tesla, Inc.*	78,464,094

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
398,736	TJX Cos., Inc. (The)	$39,530,687
143,626	Tractor Supply Co.	36,526,964
60,440	Ulta Beauty, Inc.*	33,154,966
215,500	Yum! Brands, Inc.	29,829,510

		1,494,517,495

Consumer Staples – 7.8%
484,377	Altria Group, Inc.	19,815,863
234,793	Archer-Daniels-Midland Co.	12,469,856
207,195	Brown-Forman Corp., Class B	12,479,355
88,836	Bunge Global SA	8,383,453
146,885	Church & Dwight Co., Inc.	14,706,126
136,477	Clorox Co. (The)	20,923,289
633,158	Coca-Cola Co. (The)	38,002,143
376,838	Colgate-Palmolive Co.	32,604,024
713,103	Conagra Brands, Inc.	20,023,932
49,315	Constellation Brands, Inc., Class A	12,255,764
141,703	Costco Wholesale Corp.	105,411,445
111,769	Dollar General Corp.	16,241,153
141,313	Dollar Tree, Inc.*	20,727,791
117,795	Estee Lauder Cos., Inc. (The), Class A	17,501,981
220,437	General Mills, Inc.	14,147,647
134,945	Hershey Co. (The)	25,358,864
146,891	J M Smucker Co. (The)	17,651,892
162,300	Kellanova	8,950,845
720,072	Kenvue, Inc.	13,681,368
488,236	Keurig Dr Pepper, Inc.	14,603,139
148,812	Kimberly-Clark Corp.	18,031,550
509,176	Kraft Heinz Co. (The)	17,963,729
1,156,788	Kroger Co. (The)	57,388,253
99,460	Lamb Weston Holdings, Inc.	10,165,807
90,099	McCormick & Co., Inc.	6,204,217
312,485	Mondelez International, Inc., Class A	22,833,279
421,688	Monster Beverage Corp.*	24,921,761
359,445	PepsiCo, Inc.	59,430,636
432,392	Philip Morris International, Inc.	38,897,984
490,991	Procter & Gamble Co. (The)	78,038,110
282,907	Sysco Corp.	22,906,980
174,891	Target Corp.	26,744,332
305,360	Tyson Foods, Inc., Class A	16,562,726
329,636	Walgreens Boots Alliance, Inc.	7,008,061
1,654,943	Walmart, Inc.	96,996,209

		950,033,564

Energy – 2.8%
224,962	APA Corp.	6,701,618
59,631	Cheniere Energy, Inc.	9,254,731
185,253	Chevron Corp.	28,160,309
172,944	ConocoPhillips	19,463,118
182,302	Devon Energy Corp.	8,032,226
17,681	Diamondback Energy, Inc.	3,227,136
114,930	EOG Resources, Inc.	13,154,888
315,857	EQT Corp.	11,734,088
831,642	Exxon Mobil Corp.	86,923,222
488,441	Kinder Morgan, Inc.	8,493,989
314,276	Marathon Oil Corp.	7,621,193

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
261,589	Marathon Petroleum Corp.	$44,268,706
54,173	Occidental Petroleum Corp.	3,283,426
120,682	ONEOK, Inc.	9,065,632
195,767	Phillips 66	27,898,755
35,481	Pioneer Natural Resources Co.	8,344,776
40,531	Targa Resources Corp.	3,981,765
260,538	Valero Energy Corp.	36,855,706
281,944	Williams Cos., Inc. (The)	10,133,067

		346,598,351

Financials – 10.6%
217,200	Aflac, Inc.	17,536,728
37,756	Allstate Corp. (The)	6,022,837
103,586	American Express Co.	22,728,840
460,769	American International Group, Inc.	33,585,452
53,126	Ameriprise Financial, Inc.	21,641,407
36,465	Aon PLC, Class A	11,522,575
178,536	Apollo Global Management, Inc.	19,960,325
242,339	Arch Capital Group Ltd.*	21,226,473
53,823	Ares Management Corp., Class A	7,138,544
99,294	Arthur J Gallagher & Co.	24,220,785
1,183,306	Bank of America Corp.	40,847,723
498,214	Bank of New York Mellon Corp. (The)	27,944,823
284,017	Berkshire Hathaway, Inc., Class B*	116,276,560
10,187	BlackRock, Inc.	8,265,121
29,587	Blackstone, Inc.	3,781,810
102,684	Brown & Brown, Inc.	8,647,020
349,726	Capital One Financial Corp.	48,125,795
81,034	Cboe Global Markets, Inc.	15,558,528
173,920	Charles Schwab Corp. (The)	11,614,378
69,849	Chubb Ltd.	17,578,898
28,543	Cincinnati Financial Corp.	3,253,902
635,298	Citigroup, Inc.	35,252,686
253,318	Citizens Financial Group, Inc.	7,951,652
75,811	CME Group, Inc.	16,704,954
192,422	Discover Financial Services	23,225,335
27,556	Everest Group Ltd.	10,164,857
26,862	FactSet Research Systems, Inc.	12,425,824
7,812	First Citizens BancShares, Inc., Class A	12,294,604
113,306	Fiserv, Inc.*	16,913,187
25,519	FleetCor Technologies, Inc.*	7,126,691
169,101	Hartford Financial Services Group, Inc. (The)	16,206,640
108,983	Intercontinental Exchange, Inc.	15,085,427
56,923	Jack Henry & Associates, Inc.	9,891,510
577,865	JPMorgan Chase & Co.	107,517,562
265,450	KeyCorp	3,787,972
70,155	KKR & Co., Inc.	6,893,430
119,959	Loews Corp.	9,012,520
38,945	LPL Financial Holdings, Inc.	10,432,976
27,042	M&T Bank Corp.	3,778,849
6,938	Markel Group, Inc.*	10,354,826
157,766	Marsh & McLennan Cos., Inc.	31,911,329
181,212	Mastercard, Inc., Class A	86,032,209
61,318	MetLife, Inc.	4,276,317

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
80,845	Moody’s Corp.	$30,674,210
133,325	Morgan Stanley	11,471,283
113,462	Nasdaq, Inc.	6,376,564
30,893	Northern Trust Corp.	2,537,242
41,467	PNC Financial Services Group, Inc. (The)	6,103,942
334,079	Principal Financial Group, Inc.	27,013,628
119,194	Progressive Corp. (The)	22,594,415
64,439	Prudential Financial, Inc.	7,023,207
30,494	Raymond James Financial, Inc.	3,669,038
31,030	S&P Global, Inc.	13,292,631
300,778	State Street Corp.	22,176,362
1,106,839	Synchrony Financial	45,712,451
53,655	Travelers Cos., Inc. (The)	11,855,609
312,223	Visa, Inc., Class A	88,246,709
126,925	W R Berkley Corp.	10,610,930
588,664	Wells Fargo & Co.	32,723,832
27,829	Willis Towers Watson PLC	7,586,464

		1,294,388,398

Health Care – 12.8%
307,729	Abbott Laboratories	36,508,969
444,622	AbbVie, Inc.	78,275,703
115,569	Agilent Technologies, Inc.	15,874,558
35,592	Align Technology, Inc.*	10,763,733
153,270	Amgen, Inc.	41,969,924
352,111	Avantor, Inc.*	8,676,015
37,282	Becton Dickinson & Co.	8,781,775
60,957	Biogen, Inc.*	13,227,059
365,647	Boston Scientific Corp.*	24,209,488
663,776	Bristol-Myers Squibb Co.	33,686,632
188,845	Cardinal Health, Inc.	21,146,863
90,593	Cencora, Inc.	21,343,711
507,410	Centene Corp.*	39,796,166
135,245	Cigna Group (The)	45,461,254
53,260	Cooper Cos., Inc. (The)	4,985,136
648,608	CVS Health Corp.	48,236,977
122,010	Danaher Corp.	30,885,611
67,178	Dexcom, Inc.*	7,730,173
291,951	Edwards Lifesciences Corp.*	24,777,881
61,911	Elevance Health, Inc.	31,032,889
229,767	Eli Lilly & Co.	173,170,793
57,696	GE HealthCare Technologies, Inc.	5,266,491
371,149	Gilead Sciences, Inc.	26,759,843
48,639	HCA Healthcare, Inc.	15,160,776
135,723	Hologic, Inc.*	10,016,357
56,144	Humana, Inc.	19,668,366
63,457	IDEXX Laboratories, Inc.*	36,502,370
276,504	Incyte Corp.*	16,136,773
29,212	Insulet Corp.*	4,790,768
47,695	Intuitive Surgical, Inc.*	18,391,192
54,379	IQVIA Holdings, Inc.*	13,440,314
588,759	Johnson & Johnson	95,013,927
54,715	Laboratory Corp. of America Holdings	11,809,139
53,408	McKesson Corp.	27,847,465
116,131	Medtronic PLC	9,680,680
625,999	Merck & Co., Inc.	79,595,773

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
23,120	Mettler-Toledo International, Inc.*	$28,835,726
23,212	Molina Healthcare, Inc.*	9,143,439
854,536	Pfizer, Inc.	22,696,476
76,725	Quest Diagnostics, Inc.	9,582,185
40,972	Regeneron Pharmaceuticals, Inc.*	39,582,640
377,119	Royalty Pharma PLC, Class A	11,441,791
18,818	STERIS PLC	4,382,900
61,590	Stryker Corp.	21,499,221
59,853	Thermo Fisher Scientific, Inc.	34,126,984
216,392	UnitedHealth Group, Inc.	106,811,091
17,097	Veeva Systems, Inc., Class A*	3,855,545
94,796	Vertex Pharmaceuticals, Inc.*	39,884,469
5,383,659	Viatris, Inc.	66,595,862
51,306	Waters Corp.*	17,311,671
24,200	West Pharmaceutical Services, Inc.	8,672,312
73,775	Zimmer Biomet Holdings, Inc.	9,174,659
136,968	Zoetis, Inc.	27,164,863

		1,571,383,378

Industrials – 9.9%
133,604	3M Co.	12,307,600
98,714	AMETEK, Inc.	17,786,289
41,080	Automatic Data Processing, Inc.	10,316,420
37,449	Axon Enterprise, Inc.*	11,510,699
60,862	Boeing Co. (The)*	12,398,807
115,079	Booz Allen Hamilton Holding Corp.	16,998,319
58,066	Broadridge Financial Solutions, Inc.	11,821,076
377,757	Builders FirstSource, Inc.*	73,730,611
33,546	Carlisle Cos., Inc.	11,741,100
301,182	Carrier Global Corp.	16,739,696
60,730	Caterpillar, Inc.	20,281,391
58,966	Cintas Corp.	37,066,617
275,955	Copart, Inc.*	14,667,008
215,479	CSX Corp.	8,175,273
35,521	Cummins, Inc.	9,541,296
36,821	Deere & Co.	13,441,506
376,931	Delta Air Lines, Inc.	15,932,873
67,182	Dover Corp.	11,110,559
79,552	Eaton Corp. PLC	22,990,528
122,401	Emerson Electric Co.	13,078,547
103,855	Expeditors International of Washington, Inc.	12,421,058
623,765	Fastenal Co.	45,541,083
114,485	FedEx Corp.	28,503,330
127,201	Fortive Corp.	10,828,621
79,530	General Dynamics Corp.	21,731,573
241,461	General Electric Co.	37,882,816
52,345	Graco, Inc.	4,777,005
100,254	Honeywell International, Inc.	19,923,477
238,761	Howmet Aerospace, Inc.	15,889,545
45,586	Hubbell, Inc.	17,353,223
34,533	IDEX Corp.	8,146,335
96,171	Illinois Tool Works, Inc.	25,211,228
119,750	Ingersoll Rand, Inc.	10,936,767

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
16,619	J.B. Hunt Transport Services, Inc.	$3,428,666
52,403	Jacobs Solutions, Inc.	7,684,900
117,720	Johnson Controls International PLC	6,977,264
69,600	L3Harris Technologies, Inc.	14,731,536
181,846	Leidos Holdings, Inc.	23,250,830
33,361	Lennox International, Inc.	15,720,037
42,595	Lockheed Martin Corp.	18,240,883
205,307	Masco Corp.	15,759,365
28,160	Norfolk Southern Corp.	7,135,181
29,917	Northrop Grumman Corp.	13,792,335
31,848	Old Dominion Freight Line, Inc.	14,092,103
95,873	Otis Worldwide Corp.	9,136,697
172,019	PACCAR, Inc.	19,075,187
53,559	Parker-Hannifin Corp.	28,678,167
96,788	Paychex, Inc.	11,868,145
55,775	Quanta Services, Inc.	13,470,220
126,022	Republic Services, Inc.	23,137,639
232,101	RTX Corp.	20,812,497
31,193	Snap-on, Inc.	8,598,662
408,768	SS&C Technologies Holdings, Inc.	26,063,048
397,263	Stanley Black & Decker, Inc.	35,471,613
345,543	Textron, Inc.	30,777,515
61,555	Trane Technologies PLC	17,356,663
14,616	TransDigm Group, Inc.	17,213,848
227,043	Uber Technologies, Inc.*	18,049,918
40,379	Union Pacific Corp.	10,243,749
59,298	United Parcel Service, Inc., Class B	8,791,521
11,946	United Rentals, Inc.	8,281,803
84,737	Veralto Corp.	7,322,972
55,694	Verisk Analytics, Inc.	13,472,379
169,779	Vertiv Holdings Co., Class A	11,480,456
50,420	W.W. Grainger, Inc.	49,081,853
98,265	Waste Management, Inc.	20,208,197
18,401	Watsco, Inc.	7,252,202
196,500	Westinghouse Air Brake Technologies Corp.	27,763,485
68,511	Xylem, Inc.	8,704,323

		1,213,908,135

Information Technology – 29.8%
243,847	Accenture PLC, Class A	91,388,979
134,305	Adobe, Inc.*	75,248,405
304,221	Advanced Micro Devices, Inc.*	58,571,669
127,514	Akamai Technologies, Inc.*	14,143,853
155,965	Amphenol Corp., Class A	17,037,617
108,120	Analog Devices, Inc.	20,739,578
13,537	ANSYS, Inc.*	4,523,659
3,742,061	Apple, Inc.	676,377,526
296,357	Applied Materials, Inc.	59,751,498
94,977	Arista Networks, Inc.*	26,359,917
79,551	Atlassian Corp., Class A*	16,500,468
97,814	Autodesk, Inc.*	25,252,640
93,346	Broadcom, Inc.	121,395,540
184,873	Cadence Design Systems, Inc.*	56,271,644
43,999	CDW Corp.	10,832,994
1,020,641	Cisco Systems, Inc.	49,368,405

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
297,002	Cognizant Technology Solutions Corp., Class A	$23,469,098
184,357	Corning, Inc.	5,943,670
37,677	Crowdstrike Holdings, Inc., Class A*	12,213,000
46,111	Datadog, Inc., Class A*	6,061,752
121,432	Dell Technologies, Inc., Class C	11,494,753
53,599	Enphase Energy, Inc.*	6,807,609
37,715	EPAM Systems, Inc.*	11,480,446
24,648	Fair Isaac Corp.*	31,300,742
510,635	Fortinet, Inc.*	35,289,985
65,941	Gartner, Inc.*	30,699,492
564,595	Gen Digital, Inc.	12,133,147
149,425	GoDaddy, Inc., Class A*	17,056,864
2,472,396	Hewlett Packard Enterprise Co.	37,654,591
379,120	HP, Inc.	10,740,470
28,517	HubSpot, Inc.*	17,646,605
562,837	Intel Corp.	24,230,133
286,801	International Business Machines Corp.	53,066,789
66,181	Intuit, Inc.	43,870,723
64,312	Jabil, Inc.	9,266,716
78,134	Keysight Technologies, Inc.*	12,056,076
43,524	KLA Corp.	29,696,425
63,798	Lam Research Corp.	59,858,473
176,870	Lattice Semiconductor Corp.*	13,550,011
88,158	Manhattan Associates, Inc.*	22,333,066
145,099	Microchip Technology, Inc.	12,208,630
129,774	Micron Technology, Inc.	11,758,822
1,835,114	Microsoft Corp.	759,076,555
10,858	MongoDB, Inc.*	4,859,824
16,006	Monolithic Power Systems, Inc.	11,524,960
87,192	Motorola Solutions, Inc.	28,807,365
174,762	NetApp, Inc.	15,574,789
564,310	NVIDIA Corp.	446,436,927
55,361	Okta, Inc.*	5,940,235
264,504	ON Semiconductor Corp.*	20,874,656
278,010	Oracle Corp.	31,048,157
216,818	Palantir Technologies, Inc., Class A*	5,437,795
105,769	Palo Alto Networks, Inc.*	32,846,563
60,026	PTC, Inc.*	10,985,358
266,416	QUALCOMM, Inc.	42,037,781
41,589	Roper Technologies, Inc.	22,654,776
203,642	Salesforce, Inc.*	62,888,722
46,643	Seagate Technology Holdings PLC	4,340,131
50,586	ServiceNow, Inc.*	39,019,005
186,508	Skyworks Solutions, Inc.	19,568,419
11,754	Snowflake, Inc., Class A*	2,213,043
55,582	Splunk, Inc.*	8,683,020
26,926	Super Micro Computer, Inc.*	23,321,147
71,374	Synopsys, Inc.*	40,949,405
21,637	Teledyne Technologies, Inc.*	9,244,841
132,129	Teradyne, Inc.	13,687,243
216,559	Texas Instruments, Inc.	36,236,817
82,346	Trimble, Inc.*	5,038,752
8,374	Tyler Technologies, Inc.*	3,660,610

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
100,830	VeriSign, Inc.*	$19,691,091
66,484	Western Digital Corp.*	3,953,803
36,666	Workday, Inc., Class A*	10,804,004
19,770	Zebra Technologies Corp., Class A*	5,525,320
255,491	Zoom Video Communications, Inc., Class A*	18,070,878
9,872	Zscaler, Inc.*	2,388,728

		3,653,043,200

Materials – 1.9%
37,347	Air Products and Chemicals, Inc.	8,740,692
22,263	Avery Dennison Corp.	4,820,607
77,730	CF Industries Holdings, Inc.	6,274,366
137,519	Dow, Inc.	7,684,562
40,471	DuPont de Nemours, Inc.	2,800,188
59,857	Ecolab, Inc.	13,458,248
320,482	International Paper Co.	11,332,244
69,656	Linde PLC	31,263,006
33,107	LyondellBasell Industries NV, Class A	3,319,970
11,397	Martin Marietta Materials, Inc.	6,584,161
714,777	Mosaic Co. (The)	22,272,451
95,725	Nucor Corp.	18,407,918
35,013	Packaging Corp. of America	6,344,005
40,469	PPG Industries, Inc.	5,730,410
43,260	Reliance, Inc.	13,895,977
64,392	RPM International, Inc.	7,427,617
77,491	Sherwin-Williams Co. (The)	25,729,337
145,149	Steel Dynamics, Inc.	19,423,839
39,892	Vulcan Materials Co.	10,605,288

		226,114,886

Real Estate – 1.6%
49,381	Alexandria Real Estate Equities, Inc. REIT	6,159,292
30,776	American Tower Corp. REIT	6,120,115
30,863	AvalonBay Communities, Inc. REIT	5,463,677
90,248	Camden Property Trust REIT	8,526,631
146,559	CBRE Group, Inc., Class A*	13,467,306
29,173	Crown Castle, Inc. REIT	3,207,280
10,510	Equinix, Inc. REIT	9,341,498
34,684	Equity LifeStyle Properties, Inc. REIT	2,334,927
117,206	Equity Residential REIT	7,056,973
29,643	Essex Property Trust, Inc. REIT	6,859,390
187,954	Gaming and Leisure Properties, Inc. REIT	8,548,148
1,094,423	Host Hotels & Resorts, Inc. REIT	22,698,333
150,598	Invitation Homes, Inc. REIT	5,130,874
87,278	Iron Mountain, Inc. REIT	6,863,542
116,570	Kimco Realty Corp. REIT	2,303,423
44,267	Mid-America Apartment Communities, Inc. REIT	5,563,477
44,412	Prologis, Inc. REIT	5,918,787
21,767	Public Storage REIT	6,178,998
145,791	Realty Income Corp. REIT	7,597,169

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
30,706	Simon Property Group, Inc. REIT	$4,548,787
86,025	Sun Communities, Inc. REIT	11,506,704
118,244	UDR, Inc. REIT	4,197,662
133,796	Ventas, Inc. REIT	5,658,233
383,901	VICI Properties, Inc. REIT	11,490,157
98,307	W.P. Carey, Inc. REIT	5,537,633
87,635	Welltower, Inc. REIT	8,076,442
175,152	Weyerhaeuser Co. REIT	6,021,726

		196,377,184

Utilities – 2.3%
171,720	Alliant Energy Corp.	8,199,630
120,240	Ameren Corp.	8,559,886
142,930	American Electric Power Co., Inc.	12,176,207
40,814	American Water Works Co., Inc.	4,838,091
85,935	Atmos Energy Corp.	9,702,921
367,261	CenterPoint Energy, Inc.	10,099,677
116,056	CMS Energy Corp.	6,658,133
164,988	Consolidated Edison, Inc.	14,388,603
122,265	Constellation Energy Corp.	20,595,539
149,810	Dominion Energy, Inc.	7,165,412
82,357	DTE Energy Co.	8,923,381
138,161	Duke Energy Corp.	12,687,325
185,651	Edison International	12,627,981
75,675	Entergy Corp.	7,686,310
176,000	Evergy, Inc.	8,719,040
85,119	Eversource Energy	4,996,485
409,807	Exelon Corp.	14,687,483
256,724	FirstEnergy Corp.	9,398,666
256,113	NextEra Energy, Inc.	14,134,876
135,155	NiSource, Inc.	3,522,139
763,684	PG&E Corp.	12,745,886

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
217,798	PPL Corp.	$5,743,333
152,410	Public Service Enterprise Group, Inc.	9,510,384
195,851	Sempra	13,827,081
231,836	Southern Co. (The)	15,590,971
172,977	WEC Energy Group, Inc.	13,576,965
152,230	Xcel Energy, Inc.	8,020,999

		278,783,404

TOTAL COMMON STOCKS (Cost $8,161,888,538)		12,212,969,580

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
13,171,145	5.195%	13,171,145
(Cost $13,171,145)

TOTAL INVESTMENTS – 99.9%
(Cost $8,175,059,683)		$12,226,140,725

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		14,823,354

NET ASSETS – 100.0%		$12,240,964,079

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	24	03/15/24	$6,124,500	$532,826

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%

Communication Services – 2.0%
9,087	AMC Networks, Inc., Class A*	$117,586
17,648	AST SpaceMobile, Inc.*	55,944
3,176	Atlanta Braves Holdings, Inc., Class A*(a)	133,233
4,331	Atlanta Braves Holdings, Inc., Class C*	169,429
11,291	Cardlytics, Inc.*	93,602
22,285	Cargurus, Inc.*	493,390
26,694	Cars.com, Inc.*	489,568
10,231	Cinemark Holdings, Inc.*	178,122
6,277	Cogent Communications Holdings, Inc.	507,872
30,530	DHI Group, Inc.*	86,400
13,254	EchoStar Corp., Class A*	173,760
17,821	EverQuote, Inc., Class A*	285,492
18,048	EW Scripps Co. (The), Class A*	72,734
29,640	fuboTV, Inc.*	61,355
88,080	Gannett Co., Inc.*	187,610
14,776	Gogo, Inc.*	120,572
18,713	Gray Television, Inc.	109,284
13,723	IDT Corp., Class B*	510,633
34,604	iHeartMedia, Inc., Class A*	95,853
7,936	IMAX Corp.*	135,944
8,469	Integral Ad Science Holding Corp.*	87,739
12,758	John Wiley & Sons, Inc., Class A	425,479
7,256	Liberty Latin America Ltd., Class A (Puerto Rico)*	46,656
34,769	Liberty Latin America Ltd., Class C (Puerto Rico)*	226,694
8,693	Lions Gate Entertainment Corp., Class A*(a)	84,409
9,216	Lions Gate Entertainment Corp., Class B*	83,681
27,070	Loop Media, Inc.*	13,535
4,282	Madison Square Garden Entertainment Corp.*	164,814
15,079	Magnite, Inc.*	181,250
8,852	Marcus Corp. (The)	129,859
20,250	Ooma, Inc.*	206,550
24,438	Playstudios, Inc.*(a)	57,918
2,410	QuinStreet, Inc.*	35,258
12,266	Scholastic Corp.	483,771
7,580	Shutterstock, Inc.	369,601
4,059	Sphere Entertainment Co.*	175,755
10,553	Spok Holdings, Inc.	189,637
25,618	Stagwell, Inc.*	136,800
40,107	TEGNA, Inc.	561,899
5,028	Telephone and Data Systems, Inc.	76,928
11,573	Thryv Holdings, Inc.*	242,339
118,595	Tingo Group, Inc.*(b)	—
84,826	TrueCar, Inc.*	295,195
21,616	Yelp, Inc.*	830,919
6,378	Ziff Davis, Inc.*	438,551
7,670	ZipRecruiter, Inc., Class A*	97,562

		9,721,182

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – 11.8%
19,792	1-800-Flowers.com, Inc., Class A*	$206,233
26,696	2U, Inc.*	12,029
19,030	Aaron’s Co., Inc. (The)	147,483
15,184	Abercrombie & Fitch Co., Class A*	1,939,908
12,905	Academy Sports & Outdoors, Inc.	964,262
9,949	Acushnet Holdings Corp.	640,915
13,396	Adient PLC*	454,660
12,027	Adtalem Global Education, Inc.*	595,337
35,416	American Axle & Manufacturing Holdings, Inc.*	245,079
27,633	American Eagle Outfitters, Inc.	656,284
4,439	Asbury Automotive Group, Inc.*	926,996
7,229	Atmus Filtration Technologies, Inc.*(a)	172,556
9,490	Beazer Homes USA, Inc.*	297,322
7,456	Beyond, Inc.*	250,000
4,348	BJ’s Restaurants, Inc.*	152,267
13,939	Bloomin’ Brands, Inc.	378,862
4,788	Boot Barn Holdings, Inc.*	442,890
7,236	Brinker International, Inc.*	335,316
10,176	Buckle, Inc. (The)	416,605
6,546	Build-A-Bear Workshop, Inc.	156,711
15,533	Caleres, Inc.	599,729
5,376	Camping World Holdings, Inc., Class A	143,485
31,422	CarParts.com, Inc.*	80,126
5,792	Carriage Services, Inc.	143,757
33,125	Carrols Restaurant Group, Inc.	313,694
5,685	Carvana Co.*	431,662
1,469	Cavco Industries, Inc.*	547,305
3,998	Century Communities, Inc.	344,987
5,196	Cheesecake Factory, Inc. (The)	183,834
19,255	Chegg, Inc.*	172,140
4,528	Chuy’s Holdings, Inc.*	153,182
6,933	Cooper-Standard Holdings, Inc.*	97,478
16,203	Coursera, Inc.*	260,382
1,791	Cracker Barrel Old Country Store, Inc.	118,439
24,535	Dana, Inc.	306,688
5,128	Dave & Buster’s Entertainment, Inc.*	316,603
16,905	Denny’s Corp.*	156,033
11,868	Designer Brands, Inc., Class A	125,326
28,077	Destination XL Group, Inc.*	112,027
1,993	Dillard’s, Inc., Class A	826,557
5,764	Dorman Products, Inc.*	543,084
3,175	Dream Finders Homes, Inc., Class A*	124,238
2,377	Duolingo, Inc.*	568,103
11,685	El Pollo Loco Holdings, Inc.*	105,866
19,475	Ethan Allen Interiors, Inc.	651,049
12,305	Everi Holdings, Inc.*	145,937
49,437	Figs, Inc., Class A*(a)	258,556
5,595	Foot Locker, Inc.	192,636
26,732	Fossil Group, Inc.*	28,336

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
6,683	Fox Factory Holding Corp.*	$338,093
20,679	Frontdoor, Inc.*	648,493
9,364	Genesco, Inc.*	298,899
6,996	Gentherm, Inc.*	397,793
11,027	G-III Apparel Group Ltd.*	366,868
5,068	Golden Entertainment, Inc.	187,820
45,501	Goodyear Tire & Rubber Co. (The)*	540,552
37,801	GoPro, Inc., Class A*	88,454
832	Graham Holdings Co., Class B	584,339
6,759	Green Brick Partners, Inc.*	395,402
3,964	Group 1 Automotive, Inc.	1,072,857
8,445	Guess?, Inc.	214,334
14,079	Haverty Furniture Cos., Inc.	482,910
3,325	Helen of Troy Ltd.*	415,625
6,216	Hibbett, Inc.	509,401
10,835	Hilton Grand Vacations, Inc.*	486,275
2,162	Hovnanian Enterprises, Inc., Class A*	338,699
20,127	Inspired Entertainment, Inc.*	199,257
4,304	Installed Building Products, Inc.	1,028,355
15,870	International Game Technology PLC	431,188
3,164	iRobot Corp.*(a)	36,101
3,665	Jack in the Box, Inc.	267,545
6,750	JAKKS Pacific, Inc.*	236,992
3,825	Johnson Outdoors, Inc., Class A	175,797
10,284	KB Home	683,166
10,764	Kontoor Brands, Inc.	636,260
9,714	Krispy Kreme, Inc.	125,699
23,593	Laureate Education, Inc.	316,382
15,345	La-Z-Boy, Inc.	582,957
6,989	LCI Industries	880,474
17,351	Leslie’s, Inc.*	137,073
1,431	LGI Homes, Inc.*	163,263
7,297	Life Time Group Holdings, Inc.*	100,261
10,637	Light & Wonder, Inc.*	1,069,125
22,146	Lincoln Educational Services Corp.*	222,789
8,716	Lovesac Co. (The)*	200,817
6,488	M/I Homes, Inc.*	823,911
5,500	Malibu Boats, Inc., Class A*	240,020
5,417	MarineMax, Inc.*	179,844
14,759	MasterCraft Boat Holdings, Inc.*	323,665
8,751	MDC Holdings, Inc.	548,688
6,158	Meritage Homes Corp.	970,870
14,340	Modine Manufacturing Co.*	1,286,441
3,699	Monarch Casino & Resort, Inc.	260,225
4,005	Monro, Inc.	134,448
8,715	Movado Group, Inc.	250,208
2,177	Nathan’s Famous, Inc.	152,934
9,387	National Vision Holdings, Inc.*	219,656
35,216	Nerdy, Inc.*	102,126
9,520	ODP Corp. (The)*	537,690
11,799	OneSpaWorld Holdings Ltd. (Bahamas)*	153,859
6,573	Oxford Industries, Inc.	666,436
7,889	Papa John’s International, Inc.	567,140

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
8,263	Patrick Industries, Inc.	$991,064
61,627	Perdoceo Education Corp.	1,097,577
16,874	PlayAGS, Inc.*	156,591
22,043	Potbelly Corp.*	305,957
968	Purple Innovation, Inc.	1,800
3,312	RCI Hospitality Holdings, Inc.	186,664
8,262	Red Rock Resorts, Inc., Class A	479,113
8,210	Revolve Group, Inc.*(a)	180,045
40,871	Rush Street Interactive, Inc.*	239,095
22,718	Sabre Corp.*	60,203
24,806	Sally Beauty Holdings, Inc.*	313,300
2,384	Shake Shack, Inc., Class A*	253,467
14,665	Shoe Carnival, Inc.	480,572
8,942	Signet Jewelers Ltd.	909,938
4,924	Six Flags Entertainment Corp.*	124,774
7,704	Skyline Champion Corp.*	645,518
9,216	Sleep Number Corp.*	152,248
22,687	Smith & Wesson Brands, Inc.	311,493
5,008	Sonic Automotive, Inc., Class A	262,920
24,370	Sonos, Inc.*	462,055
10,481	Standard Motor Products, Inc.	332,877
17,697	Steven Madden Ltd.	757,786
32,920	Stitch Fix, Inc., Class A*	106,332
14,592	Stoneridge, Inc.*	256,381
4,169	Strategic Education, Inc.	461,884
18,937	Stride, Inc.*	1,131,486
6,373	Sturm Ruger & Co., Inc.	276,078
8,933	Sweetgreen, Inc., Class A*	113,806
20,867	Target Hospitality Corp.*(a)	201,993
21,857	Taylor Morrison Home Corp.*	1,237,325
7,906	Topgolf Callaway Brands Corp.*	112,581
23,092	Tri Pointe Homes, Inc.*	816,995
23,240	Udemy, Inc.*	262,612
5,599	United Parks & Resorts, Inc.*	287,509
21,850	Upbound Group, Inc.	737,656
8,044	Urban Outfitters, Inc.*	334,228
22,093	Vera Bradley, Inc.*	172,325
13,648	Vista Outdoor, Inc.*	425,818
2,773	Visteon Corp.*	313,682
1,652	Winmark Corp.	627,017
9,910	Winnebago Industries, Inc.	710,844
13,660	Wolverine World Wide, Inc.	138,922
6,916	Worthington Enterprises, Inc.	429,622
42,228	WW International, Inc.*	131,751
10,425	XPEL, Inc.*	548,147
11,831	Zumiez, Inc.*	208,462

		58,469,943

Consumer Staples – 3.7%
5,510	Andersons, Inc. (The)	304,593
10,828	B&G Foods, Inc.	125,063
31,553	Beauty Health Co. (The)*	105,072
18,709	BellRing Brands, Inc.*	1,065,478
13,075	Cal-Maine Foods, Inc.	751,682
5,152	Central Garden & Pet Co.*	226,018
12,201	Central Garden & Pet Co., Class A*	459,856
3,923	Chefs’ Warehouse, Inc. (The)*	149,113
1,761	Coca-Cola Consolidated, Inc.	1,480,649

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
8,716	Dole PLC	$102,936
11,622	Edgewell Personal Care Co.	443,844
6,812	elf Beauty, Inc.*	1,420,506
10,429	Energizer Holdings, Inc.	297,748
10,275	Fresh Del Monte Produce, Inc.	245,881
19,383	Hain Celestial Group, Inc. (The)*	193,830
21,327	Herbalife Ltd.*	188,317
8,030	Ingles Markets, Inc., Class A	618,390
3,948	Inter Parfums, Inc.	579,251
2,346	J & J Snack Foods Corp.	340,358
4,561	John B. Sanfilippo & Son, Inc.	466,910
3,535	Lancaster Colony Corp.	731,462
3,110	Medifast, Inc.	124,680
1,395	MGP Ingredients, Inc.	118,826
11,872	National Beverage Corp.*	624,942
10,402	Nu Skin Enterprises, Inc., Class A	130,025
2,491	PriceSmart, Inc.	209,593
36,559	Primo Water Corp.	592,621
11,752	Simply Good Foods Co. (The)*	416,961
6,143	Sovos Brands, Inc.*	139,999
18,184	SpartanNash Co.	383,137
24,203	Sprouts Farmers Market, Inc.*	1,511,235
10,957	TreeHouse Foods, Inc.*	392,151
7,324	Turning Point Brands, Inc.	185,297
16,836	United Natural Foods, Inc.*	262,810
6,765	Universal Corp.	324,788
5,547	USANA Health Sciences, Inc.*	267,698
7,432	Utz Brands, Inc.	131,472
39,933	Vector Group Ltd.	445,652
7,787	Village Super Market, Inc., Class A	212,975
4,873	Vita Coco Co., Inc. (The)*	127,185
17,300	Vital Farms, Inc.*	310,881
3,039	WD-40 Co.	815,637
5,694	Weis Markets, Inc.	369,768

		18,395,290

Energy – 6.6%
32,793	Amplify Energy Corp.*	198,070
27,739	Archrock, Inc.	506,792
24,657	Ardmore Shipping Corp. (Ireland)	400,183
20,882	Berry Corp.	147,218
20,764	Borr Drilling Ltd. (Mexico)*(a)	124,999
6,786	Bristow Group, Inc.*	182,883
6,763	Cactus, Inc., Class A	310,422
18,366	California Resources Corp.	958,154
10,180	Callon Petroleum Co.*	317,209
3,103	Centrus Energy Corp., Class A*	126,571
25,470	ChampionX Corp.	791,098
6,955	Chord Energy Corp.	1,129,840
9,245	Civitas Resources, Inc.	634,947
25,027	CNX Resources Corp.*	524,316
12,682	CONSOL Energy, Inc.	1,088,369
11,813	CVR Energy, Inc.	391,955
9,608	Delek US Holdings, Inc.	245,100
33,886	DHT Holdings, Inc.	366,647
16,875	Diamond Offshore Drilling, Inc.*	187,144

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
10,600	Dorian LPG Ltd.	$383,190
5,269	Dril-Quip, Inc.*	119,079
3,984	Empire Petroleum Corp.*	23,625
19,302	Energy Fuels, Inc.*(a)	122,182
43,040	Equitrans Midstream Corp.	460,098
29,487	Evolution Petroleum Corp.	172,794
7,868	Expro Group Holdings NV*	140,759
3,480	FLEX LNG Ltd. (Norway)(a)	87,835
6,633	Golar LNG Ltd. (Cameroon)	134,584
4,261	Green Plains, Inc.*	90,759
5,806	Gulfport Energy Corp.*	824,394
43,898	Helix Energy Solutions Group, Inc.*	395,082
11,572	Helmerich & Payne, Inc.	444,249
10,469	International Seaways, Inc.	554,124
2,698	Kinetik Holdings, Inc.	95,293
11,843	KLX Energy Services Holdings, Inc.*	96,165
48,037	Kosmos Energy Ltd. (Ghana)*	294,947
51,438	Liberty Energy, Inc.	1,099,744
56,984	Magnolia Oil & Gas Corp., Class A	1,292,397
22,851	Matador Resources Co.	1,443,041
22,514	Murphy Oil Corp.	893,130
2,109	Nabors Industries Ltd.*	165,282
3,727	NACCO Industries, Inc., Class A	123,848
11,863	Noble Corp. PLC	495,992
23,554	Nordic American Tankers Ltd.	95,865
16,864	Northern Oil & Gas, Inc.	602,551
20,124	Oceaneering International, Inc.*	397,650
25,629	Oil States International, Inc.*	138,140
23,183	Overseas Shipholding Group, Inc., Class A	140,953
9,202	Par Pacific Holdings, Inc.*	332,376
51,774	Patterson-UTI Energy, Inc.	599,025
23,085	PBF Energy, Inc., Class A	1,078,070
21,661	Peabody Energy Corp.	536,543
62,059	Permian Resources Corp.	965,638
22,439	ProFrac Holding Corp., Class A*	183,551
39,915	ProPetro Holding Corp.*	295,371
7,003	REX American Resources Corp.*	307,992
21,555	Ring Energy, Inc.*	30,824
71,337	RPC, Inc.	527,180
12,552	SandRidge Energy, Inc.	163,678
9,783	Scorpio Tankers, Inc. (Monaco)	656,733
4,623	Seadrill Ltd. (Norway)*	195,091
20,706	SFL Corp. Ltd. (Norway)	276,632
7,906	SilverBow Resources, Inc.*	224,451
10,173	Sitio Royalties Corp., Class A	232,148
37,780	SM Energy Co.	1,653,631
387	Solaris Oilfield Infrastructure, Inc., Class A	3,278
22,741	Talos Energy, Inc.*	299,954
39,557	Teekay Corp. (Bermuda)*	299,446
10,677	Teekay Tankers Ltd., Class A (Canada)	585,313
77,880	TETRA Technologies, Inc.*	303,732
3,883	Tidewater, Inc.*	271,926

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
25,720	Uranium Energy Corp.*	$166,666
19,108	US Silica Holdings, Inc.*	219,742
46,774	VAALCO Energy, Inc.	208,612
6,907	Valaris Ltd.*	435,486
30,420	Vertex Energy, Inc.*	41,067
5,259	Vital Energy, Inc.*	264,685
85,409	W&T Offshore, Inc.	257,935
9,496	Weatherford International PLC*	974,385
14,498	World Kinect Corp.	353,171

		32,904,001

Financials – 17.0%
3,638	1st Source Corp.	181,100
1,267	ACNB Corp.	44,649
5,489	Amalgamated Financial Corp.	126,686
12,788	A-Mark Precious Metals, Inc.	328,524
25,926	Ambac Financial Group, Inc.*	424,149
4,786	Amerant Bancorp, Inc.	101,415
24,530	American Equity Investment Life Holding Co.*	1,362,396
4,166	American National Bankshares, Inc.	187,970
13,978	Ameris Bancorp	647,601
6,680	AMERISAFE, Inc.	352,437
4,466	Ames National Corp.	84,720
28,851	Apollo Commercial Real Estate Finance, Inc. REIT	323,420
33,358	Arbor Realty Trust, Inc. REIT	446,997
861	Ares Commercial Real Estate Corp. REIT	6,492
8,515	Arrow Financial Corp.	204,190
18,203	Artisan Partners Asset Management, Inc., Class A	784,003
4,686	AssetMark Financial Holdings, Inc.*	165,650
23,242	Associated Banc-Corp.	484,363
12,303	Atlantic Union Bankshares Corp.	409,198
2,168	Atlanticus Holdings Corp.*	71,869
12,862	AvidXchange Holdings, Inc.*	170,936
19,002	Axos Financial, Inc.*	990,384
8,183	Banc of California, Inc.	119,717
6,601	BancFirst Corp.	579,172
11,130	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	311,306
14,602	Bancorp, Inc. (The)*	651,833
2,391	Bank First Corp.	206,821
5,910	Bank of Hawaii Corp.	356,255
20,569	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	614,807
15,500	BankUnited, Inc.	415,710
5,182	Bankwell Financial Group, Inc.	131,986
5,765	Banner Corp.	252,738
672	BayCom Corp.	13,453
11,760	BCB Bancorp, Inc.	123,362
6,238	Berkshire Hills Bancorp, Inc.	134,055
29,160	BGC Group, Inc., Class A	202,662
20,500	Blackstone Mortgage Trust, Inc., Class A REIT	417,585

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,483	Blue Ridge Bankshares, Inc.	$6,083
7,813	Bread Financial Holdings, Inc.	299,082
13,249	Brightsphere Investment Group, Inc.	300,222
22,740	Brookline Bancorp, Inc.	222,170
5,376	Byline Bancorp, Inc.	112,036
31,468	Cadence Bank	871,034
583	Cambridge Bancorp	36,881
8,642	Camden National Corp.	274,643
5,836	Cannae Holdings, Inc.*	127,342
8,265	Capital City Bank Group, Inc.	234,313
4,588	Cass Information Systems, Inc.	221,692
16,858	Cathay General Bancorp	658,305
11,175	Central Pacific Financial Corp.	208,526
5,410	Central Valley Community Bancorp	101,113
3,276	Chemung Financial Corp.	139,558
21,701	Chimera Investment Corp. REIT	94,616
3,673	ChoiceOne Financial Services, Inc.(a)	97,739
6,284	City Holding Co.	631,416
10,303	Civista Bancshares, Inc.	154,751
15,319	Claros Mortgage Trust, Inc.	148,288
7,025	CNB Financial Corp.	140,430
33,615	CNO Financial Group, Inc.	897,184
4,240	Codorus Valley Bancorp, Inc.	97,605
8,895	Cohen & Steers, Inc.	654,227
1,084	Colony Bankcorp, Inc.	12,293
6,589	Columbia Financial, Inc.*	110,234
5,684	Community Bank System, Inc.	257,485
5,085	Community Trust Bancorp, Inc.	202,180
294	Compass Diversified Holdings	6,762
6,688	ConnectOne Bancorp, Inc.	132,356
8,371	Consumer Portfolio Services, Inc.*	73,916
16,065	Customers Bancorp, Inc.*	872,490
18,213	CVB Financial Corp.	309,985
1,805	Diamond Hill Investment Group, Inc.	261,147
10,823	Dime Community Bancshares, Inc.	202,823
11,861	Donnelley Financial Solutions, Inc.*	765,746
8,546	Dynex Capital, Inc. REIT	105,458
8,950	Eagle Bancorp, Inc.	213,189
8,868	Eastern Bankshares, Inc.	114,575
11,156	Ellington Financial, Inc. REIT	126,397
8,370	Employers Holdings, Inc.	382,593
11,724	Enact Holdings, Inc.	324,989
5,436	Encore Capital Group, Inc.*	260,928
17,309	Enova International, Inc.*	1,094,794
1,781	Enstar Group Ltd.*	548,441
7,022	Enterprise Financial Services Corp.	280,318
3,670	Esquire Financial Holdings, Inc.	186,363
23,708	Essent Group Ltd.	1,270,038
3,535	Evans Bancorp, Inc.	104,990
15,735	EVERTEC, Inc. (Puerto Rico)	568,506

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,232	Farmers & Merchants Bancorp, Inc.	$45,086
11,625	Farmers National Banc Corp.	156,705
9,045	FB Financial Corp.	322,364
5,942	Federal Agricultural Mortgage Corp., Class C	1,062,846
2,153	Fidelity D&D Bancorp, Inc.	107,521
9,989	Financial Institutions, Inc.	183,398
8,142	First Bancorp	277,805
5,875	First Bancorp, Inc. (The)	138,767
47,347	First BanCorp. (Puerto Rico)	803,952
4,134	First Bancshares, Inc. (The)	102,647
9,477	First Busey Corp.	218,540
7,558	First Business Financial Services, Inc.	266,646
22,136	First Commonwealth Financial Corp.	288,432
4,785	First Community Corp/SC	78,618
19,681	First Financial Bancorp	427,078
23,712	First Financial Bankshares, Inc.	733,649
4,044	First Financial Corp.	150,558
10,575	First Interstate BancSystem, Inc., Class A	278,334
13,598	First Merchants Corp.	451,454
4,564	First Mid Bancshares, Inc.	138,289
8,888	First of Long Island Corp. (The)	99,012
1,205	First Western Financial, Inc.*	17,051
5,507	FirstCash Holdings, Inc.	630,551
12,621	Flushing Financial Corp.	162,054
5,441	Flywire Corp.*	154,470
12,581	Franklin BSP Realty Trust, Inc. REIT	162,421
3,044	FS Bancorp, Inc.	101,578
31,571	Fulton Financial Corp.	486,193
2,286	FVCBankcorp, Inc.*	27,683
110,236	Genworth Financial, Inc., Class A*	677,951
10,190	German American Bancorp, Inc.	320,577
12,470	Glacier Bancorp, Inc.	466,627
4,990	Goosehead Insurance, Inc., Class A*	377,494
6,460	Great Southern Bancorp, Inc.	336,824
6,228	Greene County Bancorp, Inc.	177,872
8,400	Hamilton Lane, Inc., Class A	964,740
14,185	Hancock Whitney Corp.	618,466
11,519	Hanmi Financial Corp.	174,052
14,614	HarborOne Bancorp, Inc.	148,771
8,312	Heartland Financial USA, Inc.	282,608
17,837	Heritage Commerce Corp.	147,869
6,156	Heritage Financial Corp.	112,963
13,488	Hilltop Holdings, Inc.	416,509
623	Hingham Institution For Savings (The)(a)	104,652
3,692	Home Bancorp, Inc.	135,681
29,106	Home BancShares, Inc.	682,827
5,818	HomeTrust Bancshares, Inc.	152,723
27,171	Hope Bancorp, Inc.	298,066
8,235	Horace Mann Educators Corp.	298,025

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
12,683	Horizon Bancorp, Inc.	$152,703
1,970	I3 Verticals, Inc., Class A*	41,981
13,416	Independent Bank Corp.	328,021
7,244	Independent Bank Corp.	377,920
5,333	Independent Bank Group, Inc.	233,212
11,652	International Bancshares Corp.	604,622
14,250	International Money Express, Inc.*	280,725
1,143	Investors Title Co.	177,645
19,392	Jackson Financial, Inc., Class A	1,067,530
9,052	KKR Real Estate Finance Trust, Inc. REIT	88,257
18,869	Ladder Capital Corp. REIT	203,974
11,775	Lakeland Bancorp, Inc.	137,532
9,011	Lakeland Financial Corp.	574,001
29,683	LendingClub Corp.*	240,729
9,596	Live Oak Bancshares, Inc.	381,153
19,904	Macatawa Bank Corp.	195,059
5,761	MainStreet Bancshares, Inc.	103,784
26,160	Marqeta, Inc., Class A*	170,825
33,081	MBIA, Inc.*	216,019
7,206	Mercantile Bank Corp.	265,469
3,523	Metropolitan Bank Holding Corp.*	138,137
10,097	MFA Financial, Inc. REIT	113,288
2,995	Middlefield Banc Corp.	73,497
5,460	Midland States Bancorp, Inc.	132,951
4,499	MidWestOne Financial Group, Inc.	103,117
8,659	Moelis & Co., Class A	467,932
14,935	Mr Cooper Group, Inc.*	1,064,567
5,443	National Bank Holdings Corp., Class A	184,191
5,357	National Bankshares, Inc.	167,513
818	National Western Life Group, Inc., Class A	397,204
46,526	Navient Corp.	756,513
8,786	NBT Bancorp, Inc.	302,151
4,525	Nelnet, Inc., Class A	388,562
505	New York Mortgage Trust, Inc. REIT	3,641
3,620	NewtekOne, Inc.(a)	41,775
7,204	Nexpoint Real Estate Finance, Inc. REIT	101,144
2,806	Nicolet Bankshares, Inc.	221,478
21,716	NMI Holdings, Inc., Class A*	653,217
6,357	Northeast Bank	339,400
5,949	Northeast Community Bancorp, Inc.	92,745
16,531	Northwest Bancshares, Inc.	189,445
4,228	Norwood Financial Corp.	116,735
6,291	Oak Valley Bancorp	156,835
8,287	OceanFirst Financial Corp.	125,962
16,937	OFG Bancorp (Puerto Rico)	613,458
42,920	Old National Bancorp	705,176
15,702	Old Second Bancorp, Inc.	210,878
18,313	Open Lending Corp.*	132,952
3,170	Origin Bancorp, Inc.	94,593

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
11,949	Oscar Health, Inc., Class A*	$194,291
12,494	Pacific Premier Bancorp, Inc.	285,613
17,485	Pagseguro Digital Ltd., Class A (Brazil)*	243,391
3,535	Palomar Holdings, Inc.*	269,155
3,738	Park National Corp.	480,370
9,294	Parke Bancorp, Inc.	160,322
11,494	Pathward Financial, Inc.	584,355
9,209	Patria Investments Ltd., Class A (Cayman Islands)	137,214
21,025	Payoneer Global, Inc.*	102,181
10,197	PCB Bancorp	164,682
7,357	Peapack-Gladstone Financial Corp.	178,260
7,636	PennyMac Financial Services, Inc.	648,525
14,794	PennyMac Mortgage Investment Trust REIT	209,039
14,023	Peoples Bancorp, Inc.	393,626
3,848	Peoples Financial Services Corp.	155,267
2,504	Piper Sandler Cos.	471,428
6,747	PJT Partners, Inc., Class A	711,134
2,741	Plumas Bancorp	95,496
4,881	PRA Group, Inc.*	124,758
8,043	Preferred Bank	577,890
7,461	Premier Financial Corp.	144,594
6,018	Primis Financial Corp.	74,322
9,330	ProAssurance Corp.	115,039
15,233	PROG Holdings, Inc.*	470,243
15,577	Provident Financial Services, Inc.	234,901
6,448	QCR Holdings, Inc.	367,536
45,880	Radian Group, Inc.	1,336,943
36,583	Ready Capital Corp. REIT	323,028
6,385	Regional Management Corp.	149,409
10,970	Remitly Global, Inc.*	226,201
10,083	Renasant Corp.	318,724
5,948	Republic Bancorp, Inc., Class A	292,998
7,919	S&T Bancorp, Inc.	246,994
3,756	Safety Insurance Group, Inc.	308,593
11,193	Sandy Spring Bancorp, Inc.	246,022
8,293	Seacoast Banking Corp. of Florida	200,193
12,170	Selective Insurance Group, Inc.	1,271,522
12,196	ServisFirst Bancshares, Inc.	770,665
696	Shore Bancshares, Inc.	7,907
6,843	Sierra Bancorp	127,348
16,318	Simmons First National Corp., Class A	313,306
23,868	SiriusPoint Ltd. (Bermuda)*	292,860
4,209	Skyward Specialty Insurance Group, Inc.*	154,007
5,867	Southern First Bancshares, Inc.*	193,318
6,482	Southern Missouri Bancorp, Inc.	277,948
6,306	Southside Bancshares, Inc.	180,730
9,836	SouthState Corp.	826,617
7,959	Stellar Bancorp, Inc.	188,628
3,869	StepStone Group, Inc., Class A	134,370

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
9,092	Stewart Information Services Corp.	$572,614
7,039	Stock Yards Bancorp, Inc.	322,457
36,008	StoneCo Ltd., Class A (Brazil)*	619,698
9,337	StoneX Group, Inc.*	646,681
8,196	Texas Capital Bancshares, Inc.*	480,695
3,507	Timberland Bancorp, Inc.	91,883
3,549	Tompkins Financial Corp.	170,920
13,577	Towne Bank	368,072
8,896	TriCo Bancshares	297,215
3,781	Triumph Financial, Inc.*	283,575
5,505	TrustCo Bank Corp.	150,231
12,550	Trustmark Corp.	337,093
7,344	Two Harbors Investment Corp. REIT	93,048
8,542	UMB Financial Corp.	697,113
17,483	United Bankshares, Inc.	606,485
15,220	United Community Banks, Inc.	395,872
6,472	Unity Bancorp, Inc.	177,203
8,062	Universal Insurance Holdings, Inc.	162,772
6,548	Univest Financial Corp.	131,091
4,323	Upstart Holdings, Inc.*(a)	111,317
68,516	Valley National Bancorp	561,146
9,644	Veritex Holdings, Inc.	189,312
4,228	Victory Capital Holdings, Inc., Class A	162,482
4,413	Virginia National Bankshares Corp.	134,243
2,421	Virtus Investment Partners, Inc.	562,447
14,535	WaFd, Inc.	395,933
4,699	Walker & Dunlop, Inc.	448,191
6,473	Washington Trust Bancorp, Inc.	166,615
15,950	Waterstone Financial, Inc.	201,768
11,397	WesBanco, Inc.	330,285
12,359	West BanCorp, Inc.	215,047
7,903	Westamerica BanCorp	361,246
48,215	WisdomTree, Inc.	388,613
803	World Acceptance Corp.*	96,167
12,294	WSFS Financial Corp.	521,143

		84,280,716

Health Care – 11.4%
3,406	4D Molecular Therapeutics, Inc.*	95,436
39,019	ACADIA Pharmaceuticals, Inc.*	906,802
18,947	AdaptHealth Corp.*	193,828
3,557	Addus HomeCare Corp.*	328,240
34,604	ADMA Biologics, Inc.*	185,477
16,630	Alignment Healthcare, Inc.*	99,780
50,461	Alkermes PLC*	1,498,187
17,564	Alphatec Holdings, Inc.*	235,885
26,680	Amicus Therapeutics, Inc.*	342,038
13,075	AMN Healthcare Services, Inc.*	735,730
116,385	Amneal Pharmaceuticals, Inc.*	642,445
11,228	Amphastar Pharmaceuticals, Inc.*	522,888
19,466	Amylyx Pharmaceuticals, Inc.*	366,934
14,926	AngioDynamics, Inc.*	81,944
5,479	ANI Pharmaceuticals, Inc.*	370,764

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
12,276	Anika Therapeutics, Inc.*	$298,061
4,780	Arcellx, Inc.*	314,620
12,742	Arcturus Therapeutics Holdings, Inc.*	493,880
23,933	Ardelyx, Inc.*	223,056
5,837	Arrowhead Pharmaceuticals, Inc.*	187,368
82,421	Assertio Holdings, Inc.*	72,852
4,355	Astrana Health, Inc.*	196,149
3,387	Astria Therapeutics, Inc.*	48,163
6,876	AtriCure, Inc.*	240,454
141	Atrion Corp.	51,887
14,909	Aurinia Pharmaceuticals, Inc. (Canada)*	85,279
12,462	Avanos Medical, Inc.*	231,419
12,956	Avita Medical, Inc.*	234,892
3,948	Axonics, Inc.*	268,227
4,756	Axsome Therapeutics, Inc.*	387,043
25,738	BioCryst Pharmaceuticals, Inc.*	144,905
4,125	Biohaven Ltd.*	198,577
3,489	Blueprint Medicines Corp.*	326,291
5,949	Bridgebio Pharma, Inc.*	203,158
6,804	Cabaletta Bio, Inc.*	155,676
41,567	CareDx, Inc.*	442,273
72,423	Catalyst Pharmaceuticals, Inc.*	1,160,941
2,250	Cerevel Therapeutics Holdings, Inc.*	92,250
63,662	Cerus Corp.*	138,783
8,296	Codexis, Inc.*	38,576
32,133	Collegium Pharmaceutical, Inc.*	1,179,602
13,110	Computer Programs and Systems, Inc.*	116,155
2,438	CONMED Corp.	195,820
48,398	Corcept Therapeutics, Inc.*	1,137,353
140	CorMedix, Inc.*	496
3,143	CorVel Corp.*	766,892
2,803	Crinetics Pharmaceuticals, Inc.*	114,755
27,695	Cross Country Healthcare, Inc.*	505,988
8,825	CryoPort, Inc.*	155,938
5,970	CVRx, Inc.*	117,191
10,923	Cymabay Therapeutics, Inc.*	351,611
3,673	Cytokinetics, Inc.*	265,338
1,601	Disc Medicine, Inc.*	109,941
62,900	Dynavax Technologies Corp.*	796,943
6,377	Eagle Pharmaceuticals, Inc.*	37,369
16,967	Embecta Corp.	242,289
10,759	Emergent BioSolutions, Inc.*	34,752
401	Enhabit, Inc.*	3,609
1,687	Enliven Therapeutics, Inc.*	26,941
9,184	Ensign Group, Inc. (The)	1,147,265
17,786	Entrada Therapeutics, Inc.*	235,309
8,644	Evolent Health, Inc., Class A*	293,118
31,583	Evolus, Inc.*	468,376
10,186	Fulgent Genetics, Inc.*	229,796
3,478	Glaukos Corp.*	308,116
5,657	Haemonetics Corp.*	412,848
17,906	Halozyme Therapeutics, Inc.*	712,838

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
18,969	Harmony Biosciences Holdings, Inc.*	$608,905
36,572	Harvard Bioscience, Inc.*	158,357
8,750	HealthEquity, Inc.*	722,837
9,056	HealthStream, Inc.	247,048
10,508	Hims & Hers Health, Inc.*	137,024
3,709	Ideaya Biosciences, Inc.*	165,792
4,443	Immunovant, Inc.*	157,149
8,119	Inari Medical, Inc.*	374,448
16,793	InfuSystem Holdings, Inc.*	155,335
14,161	Inmode Ltd.*	311,542
46,167	Innoviva, Inc.*	705,432
8,695	Insmed, Inc.*	241,025
6,680	Integer Holdings Corp.*	736,737
3,797	Intellia Therapeutics, Inc.*	121,960
17,307	Intra-Cellular Therapies, Inc.*	1,203,183
2,587	iRadimed Corp.	108,576
6,418	iRhythm Technologies, Inc.*	761,496
72,888	Ironwood Pharmaceuticals, Inc.*	687,334
7,144	iTeos Therapeutics, Inc.*	76,512
10,329	Joint Corp. (The)*	101,844
90,435	Karyopharm Therapeutics, Inc.*	104,905
18,725	Kiniksa Pharmaceuticals Ltd., Class A*	395,846
1,245	Krystal Biotech, Inc.*	198,540
11,610	Lantheus Holdings, Inc.*	759,062
7,411	LeMaitre Vascular, Inc.	518,770
5,772	Ligand Pharmaceuticals, Inc.*	458,008
6,639	LivaNova PLC*	363,884
569	Madrigal Pharmaceuticals, Inc.*	134,398
7,813	Merit Medical Systems, Inc.*	595,351
1,985	Mesa Laboratories, Inc.	216,742
88,910	MiMedx Group, Inc.*	725,506
3,240	Mirum Pharmaceuticals, Inc.*	93,020
4,165	Morphic Holding, Inc.*	153,897
130,170	Multiplan Corp.*	145,790
36,952	Myriad Genetics, Inc.*	773,405
5,221	National HealthCare Corp.	515,104
8,023	National Research Corp.	323,487
17,325	Neogen Corp.*	297,817
11,590	NeoGenomics, Inc.*	180,804
6,002	Nevro Corp.*	87,389
2,065	Nuvalent, Inc., Class A*	173,708
58,294	Ocular Therapeutix, Inc.*	586,438
8,085	Olema Pharmaceuticals, Inc.*	100,254
9,356	Omega Therapeutics, Inc.*(a)	38,453
23,964	Omeros Corp.*(a)	107,838
1,368	OmniAb, Inc. 12.5 Earnout*(b)	—
1,368	OmniAb, Inc. 15.00 Earnout*(b)	—
5,749	Omnicell, Inc.*	150,854
86,554	OPKO Health, Inc.*(a)	86,554
22,633	Option Care Health, Inc.*	730,367
40,078	OraSure Technologies, Inc.*	288,361
64,341	Organogenesis Holdings, Inc.*	229,697
16,245	Orthofix Medical, Inc.*	212,160
22,384	Ovid therapeutics, Inc.*	76,106
19,883	Owens & Minor, Inc.*	483,753

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
14,810	Pacific Biosciences of California, Inc.*(a)	$81,899
15,759	Pacira BioSciences, Inc.*	468,357
20,962	Patterson Cos., Inc.	567,861
20,656	Pediatrix Medical Group, Inc.*	189,002
15,553	PetIQ, Inc.*	283,220
807	Phathom Pharmaceuticals, Inc.*	8,635
18,751	Phibro Animal Health Corp., Class A	242,450
9,548	Phreesia, Inc.*	236,313
24,853	Poseida Therapeutics, Inc.*	98,418
16,488	Prestige Consumer Healthcare, Inc.*	1,147,235
4,365	Privia Health Group, Inc.*	97,427
5,645	Progyny, Inc.*	206,155
5,620	Protagonist Therapeutics, Inc.*	170,736
52,508	Protalix BioTherapeutics, Inc.*	85,588
16,633	PTC Therapeutics, Inc.*	468,884
1,200	Pulmonx Corp.*(a)	11,064
3,950	Quanterix Corp.*	94,642
9,467	RadNet, Inc.*	358,421
5,145	REVOLUTION Medicines, Inc.*	151,675
4,848	Rhythm Pharmaceuticals, Inc.*	210,500
3,484	RxSight, Inc.*	190,122
3,550	Sanara Medtech, Inc.*	135,042
22,048	Sangamo Therapeutics, Inc.*	25,576
29,072	Savara, Inc.*(a)	146,814
5,118	Scholar Rock Holding Corp.*	79,329
3,273	Schrodinger, Inc.*	83,331
25	scPharmaceuticals, Inc.*	150
14,622	Select Medical Holdings Corp.	398,157
4,677	Semler Scientific, Inc.*	220,614
10,361	SI-BONE, Inc.*	179,763
43,075	SIGA Technologies, Inc.	224,421
11,525	Silk Road Medical, Inc.*	207,335
4,918	SpringWorks Therapeutics, Inc.*	242,261
9,155	STAAR Surgical Co.*	286,002
33,408	Supernus Pharmaceuticals, Inc.*	992,218
6,282	Surgery Partners, Inc.*	194,930
6,414	Surmodics, Inc.*	204,607
21,865	Tactile Systems Technology, Inc.*	333,441
6,870	Taro Pharmaceutical Industries Ltd.*	289,021
5,194	Tarsus Pharmaceuticals, Inc.*	198,515
10,454	Tela Bio, Inc.*	70,669
24,918	TG Therapeutics, Inc.*	429,088
12,667	Theravance Biopharma, Inc.*	119,956
1,499	TransMedics Group, Inc.*	122,318
1,617	UFP Technologies, Inc.*	336,837
18,818	UroGen Pharma Ltd.*(a)	344,934
2,553	US Physical Therapy, Inc.	271,307
51,038	Vanda Pharmaceuticals, Inc.*	228,140
14,292	Varex Imaging Corp.*	245,822
5,059	Vaxcyte, Inc.*	373,455
6,933	Vera Therapeutics, Inc.*	326,406
7,871	Veracyte, Inc.*	185,362
23,376	Vericel Corp.*	1,067,816

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
9,886	Verrica Pharmaceuticals, Inc.*(a)	$52,099
31,915	Viemed Healthcare, Inc.*	270,001
7,819	Vigil Neuroscience, Inc.*	27,210
6,743	Viking Therapeutics, Inc.*	519,548
1,771	Vir Biotechnology, Inc.*	19,906
26,129	Voyager Therapeutics, Inc.*	217,393
6,655	Xencor, Inc.*	152,732
4,063	Xeris Biopharma Holdings, Inc.*	12,494
8,483	Y-mAbs Therapeutics, Inc.*	141,666
11,054	Zimvie, Inc.*	187,365
18,423	Zynex, Inc.*(a)	249,816

		56,679,082

Industrials – 20.1%
11,731	AAON, Inc.	985,169
7,161	AAR Corp.*	478,212
12,314	ABM Industries, Inc.	508,691
26,804	ACCO Brands Corp.	149,566
14,456	ACV Auctions, Inc., Class A*	256,594
2,710	AeroVironment, Inc.*	343,601
1,114	AerSale Corp.*	9,848
3,099	Alamo Group, Inc.	626,897
3,663	Albany International Corp., Class A	343,846
42,314	Alight, Inc., Class A*	381,249
10,622	Allient, Inc.	301,877
4,027	Alta Equipment Group, Inc.	46,230
4,132	American Woodmark Corp.*	414,192
27,479	API Group Corp.*	963,139
11,172	Apogee Enterprises, Inc.	639,150
11,555	Applied Industrial Technologies, Inc.	2,194,179
5,652	ArcBest Corp.	807,445
20,061	Archer Aviation, Inc., Class A*(a)	96,895
8,441	Arcosa, Inc.	700,603
3,200	Argan, Inc.	149,952
10,830	Array Technologies, Inc.*	147,721
12,094	ASGN, Inc.*	1,201,176
6,915	Astec Industries, Inc.	280,749
3,139	Asure Software, Inc.*(a)	29,255
12,650	Atkore, Inc.	2,142,910
4,896	AZZ, Inc.	356,429
3,533	Babcock & Wilcox Enterprises, Inc.*	4,522
7,021	Barnes Group, Inc.	245,314
2,565	Barrett Business Services, Inc.	312,904
12,788	Beacon Roofing Supply, Inc.*	1,098,361
5,916	Blue Bird Corp.*	200,197
8,418	BlueLinx Holdings, Inc.*	1,067,823
14,497	Boise Cascade Co.	1,970,287
9,669	Bowman Consulting Group Ltd.*	314,919
5,633	Brink’s Co. (The)	466,581
5,287	Casella Waste Systems, Inc., Class A*	476,359
8,876	CBIZ, Inc.*	670,404
6,775	CECO Environmental Corp.*	153,454
3,888	Chart Industries, Inc.*	555,440
9,282	Cimpress PLC (Ireland)*	909,729
8,227	Columbus McKinnon Corp.	343,642

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
8,471	Comfort Systems USA, Inc.	$2,589,839
13,706	Commercial Vehicle Group, Inc.*	89,637
85,434	Conduent, Inc.*	293,893
3,870	Construction Partners, Inc., Class A*	186,070
34,213	CoreCivic, Inc.*	521,064
14,224	Costamare, Inc. (Monaco)	161,727
3,837	Covenant Logistics Group, Inc.	186,785
3,850	CRA International, Inc.	510,279
11,964	CSG Systems International, Inc.	652,756
4,298	CSW Industrials, Inc.	990,216
16,397	Deluxe Corp.	318,266
8,470	Distribution Solutions Group, Inc.*	266,043
65,371	DNOW, Inc.*	925,000
3,233	Douglas Dynamics, Inc.	81,148
2,481	Ducommun, Inc.*	118,393
13,871	DXP Enterprises, Inc.*	492,698
3,992	Dycom Industries, Inc.*	504,948
3,925	Eagle Bulk Shipping, Inc.	240,485
7,036	Encore Wire Corp.	1,695,676
22,448	Energy Recovery, Inc.*	350,862
14,841	Enerpac Tool Group Corp.	500,290
6,852	EnerSys	629,562
7,081	Ennis, Inc.	143,886
11,216	Enovix Corp.*(a)	109,356
4,259	Enpro, Inc.	663,637
3,438	ESCO Technologies, Inc.	350,298
4,080	EVI Industries, Inc.	87,842
31,216	ExlService Holdings, Inc.*	971,442
4,451	Exponent, Inc.	360,041
8,669	Federal Signal Corp.	710,078
10,011	First Advantage Corp.	156,772
5,214	Fluence Energy, Inc.*(a)	79,722
19,151	Fluor Corp.*	704,757
7,386	Forrester Research, Inc.*	148,976
10,319	Forward Air Corp.	383,144
11,499	Franklin Covey Co.*	439,032
11,694	Franklin Electric Co., Inc.	1,215,708
10,585	FTAI Aviation Ltd.	595,830
3,485	GATX Corp.	442,037
12,117	Genco Shipping & Trading Ltd.	247,187
7,491	Gencor Industries, Inc.*	122,777
49,448	GEO Group, Inc. (The)*	606,727
5,733	Gibraltar Industries, Inc.*	444,021
12,202	Global Industrial Co.	535,058
20,896	GMS, Inc.*	1,866,222
3,789	Gorman-Rupp Co. (The)	141,443
63,080	GrafTech International Ltd.	111,021
4,618	Granite Construction, Inc.	237,966
3,326	Greenbrier Cos., Inc. (The)	172,121
12,941	Griffon Corp.	923,987
6,983	H&E Equipment Services, Inc.	394,470
7,161	Heartland Express, Inc.	91,518
5,158	Heidrick & Struggles International, Inc.	175,372
3,275	Helios Technologies, Inc.	144,591
3,553	Herc Holdings, Inc.	563,790

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
10,114	Hillenbrand, Inc.	$480,921
16,887	Hillman Solutions Corp.*	164,479
2,918	HireQuest, Inc.(a)	39,101
21,139	HNI Corp.	947,239
18,777	Hub Group, Inc., Class A*	798,586
38,173	Hudson Technologies, Inc.*	559,234
5,898	Huron Consulting Group, Inc.*	578,771
77	Hyster-Yale Materials Handling, Inc.	4,534
5,155	ICF International, Inc.	798,252
7,881	IES Holdings, Inc.*	866,280
22,427	Innodata, Inc.*(a)	165,960
8,898	Insperity, Inc.	905,727
6,678	Insteel Industries, Inc.	243,146
23,072	Interface, Inc.	362,692
23,283	Janus International Group, Inc.*	334,111
20,782	JELD-WEN Holding, Inc.*	378,232
33,770	Joby Aviation, Inc.*(a)	189,787
5,026	John Bean Technologies Corp.	510,038
3,859	Kadant, Inc.	1,301,641
5,125	Kaman Corp.	234,776
16,545	Kelly Services, Inc., Class A	405,849
10,300	Kennametal, Inc.	259,972
14,051	Kforce, Inc.	978,512
10,376	Korn Ferry	660,536
9,889	Kratos Defense & Security Solutions, Inc.*	180,375
34,472	Legalzoom.com, Inc.*	427,453
18,976	Leonardo DRS, Inc.*	430,945
3,706	Limbach Holdings, Inc.*	182,483
1,967	Lindsay Corp.	234,683
24,662	LSI Industries, Inc.	355,873
11,266	Manitowoc Co., Inc. (The)*	157,048
7,452	Marten Transport Ltd.	140,470
4,842	Masonite International Corp.*	630,622
12,051	Masterbrand, Inc.*	208,603
9,703	Matson, Inc.	1,077,518
6,814	Matthews International Corp., Class A	197,197
11,468	Maximus, Inc.	959,413
4,294	Mayville Engineering Co., Inc.*	52,559
2,541	McGrath RentCorp	316,304
2,697	Miller Industries, Inc.	121,392
14,793	MillerKnoll, Inc.	451,926
17,923	Mistras Group, Inc.*	155,034
5,707	Moog, Inc., Class A	855,765
32,308	MRC Global, Inc.*	372,511
34,666	Mueller Industries, Inc.	1,781,139
21,069	Mueller Water Products, Inc., Class A	327,623
4,727	MYR Group, Inc.*	767,948
1,319	National Presto Industries, Inc.	101,998
4,452	NEXTracker, Inc., Class A*	250,380
5,309	Northwest Pipe Co.*	158,367
3,836	NV5 Global, Inc.*	390,160
2,853	Omega Flex, Inc.	198,711
12,084	OPENLANE, Inc.*	184,523

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
3,444	PAM Transportation Services, Inc.*	$63,783
8,517	Pangaea Logistics Solutions Ltd.	71,372
9,878	Parsons Corp.*	796,266
20,768	PGT Innovations, Inc.*	867,479
4,809	Powell Industries, Inc.	890,819
2,317	Preformed Line Products Co.	318,541
12,269	Primoris Services Corp.	484,748
6,396	Proto Labs, Inc.*	233,006
15,041	Quanex Building Products Corp.	520,118
34,531	Radiant Logistics, Inc.*	200,280
26,663	Resideo Technologies, Inc.*	595,385
29,201	Resources Connection, Inc.	403,850
15,722	REV Group, Inc.	324,502
26,321	Rocket Lab USA, Inc.*(a)	120,682
20,488	Rush Enterprises, Inc., Class A	997,766
9,001	Rush Enterprises, Inc., Class B	453,920
34,409	RXO, Inc.*	740,482
44,173	Safe Bulkers, Inc. (Greece)	204,963
7,503	Shoals Technologies Group, Inc., Class A*	96,263
18,960	Shyft Group, Inc. (The)	195,478
10,481	Simpson Manufacturing Co., Inc.	2,187,175
6,244	SkyWest, Inc.*	400,990
7,404	SP Plus Corp.*	380,640
6,200	Spirit Airlines, Inc.	39,990
6,529	SPX Technologies, Inc.*	765,134
2,372	Standex International Corp.	410,356
32,777	Steelcase, Inc., Class A	450,356
8,014	Sterling Infrastructure, Inc.*	854,613
7,761	Tennant Co.	878,468
13,101	Terex Corp.	751,342
10,589	Textainer Group Holdings Ltd. (China)	528,391
7,033	Thermon Group Holdings, Inc.*	191,931
14,630	Titan International, Inc.*	186,679
14,346	Titan Machinery, Inc.*	361,950
6,012	Transcat, Inc.*	632,222
6,260	TriNet Group, Inc.*	801,343
5,901	Trinity Industries, Inc.	149,767
7,982	Triumph Group, Inc.*	110,950
28,320	TrueBlue, Inc.*	332,760
4,826	TTEC Holdings, Inc.	84,214
16,465	Tutor Perini Corp.*	186,548
16,307	UFP Industries, Inc.	1,869,271
2,827	UniFirst Corp.	476,971
22,558	Upwork, Inc.*	295,510
6,797	V2X, Inc.*	261,685
20,884	Verra Mobility Corp.*	451,512
7,021	Vicor Corp.*	261,462
16,101	Wabash National Corp.	439,235
7,612	Watts Water Technologies, Inc., Class A	1,552,467
7,851	Werner Enterprises, Inc.	315,139
7,951	Willdan Group, Inc.*	166,017
11,497	Zurn Elkay Water Solutions Corp.	365,030

		99,549,197

Shares	Description	Value

Common Stocks – (continued)

Information Technology – 13.8%
107,228	8x8, Inc.*	$303,455
44,981	A10 Networks, Inc.	598,697
19,100	ACI Worldwide, Inc.*	628,581
5,359	ACM Research, Inc., Class A*	165,700
33,537	Adeia, Inc.	380,310
6,871	Advanced Energy Industries, Inc.	695,345
6,455	Aehr Test Systems*	105,023
8,575	Agilysys, Inc.*	667,135
9,895	Alarm.com Holdings, Inc.*	748,953
4,076	Alkami Technology, Inc.*	101,696
9,924	Alpha & Omega Semiconductor Ltd.*	217,336
9,777	Altair Engineering, Inc., Class A*	831,827
4,063	Ambarella, Inc.*	226,919
11,604	American Software, Inc., Class A	130,197
30,496	Amkor Technology, Inc.	945,986
5,135	Appfolio, Inc., Class A*	1,243,132
9,807	Appian Corp., Class A*	341,774
18,639	Applied Digital Corp.*(a)	77,352
33,792	Arlo Technologies, Inc.*	351,775
14,709	Asana, Inc., Class A*	289,767
43,942	Aurora Innovation, Inc.*	111,613
8,706	Axcelis Technologies, Inc.*	980,905
7,200	Badger Meter, Inc.	1,142,568
5,647	Bel Fuse, Inc., Class B	293,475
7,364	Belden, Inc.	627,266
10,977	Benchmark Electronics, Inc.	337,104
15,340	BigCommerce Holdings, Inc., Series 1*	118,885
42,997	Bit Digital, Inc. (China)*(a)	111,792
7,824	Blackbaud, Inc.*	541,264
2,299	BlackLine, Inc.*	130,422
31,480	Box, Inc., Class A*	811,869
4,414	Braze, Inc., Class A*	251,157
36,372	Brightcove, Inc.*	80,564
4,618	C3.ai, Inc., Class A*(a)	170,727
13,865	Calix, Inc.*	483,473
1,979	Cambium Networks Corp.*	8,411
5,715	Cerence, Inc.*	85,153
5,473	CEVA, Inc.*	123,909
10,508	Cleanspark, Inc.*	175,694
6,225	Clearfield, Inc.*(a)	187,808
2,836	Climb Global Solutions, Inc.	192,763
13,180	Cohu, Inc.*	423,473
12,914	CommVault Systems, Inc.*	1,235,999
7,115	Consensus Cloud Solutions, Inc.*	113,271
5,313	CoreCard Corp.*	67,794
6,538	Corsair Gaming, Inc.*	84,667
9,911	Couchbase, Inc.*	278,301
3,081	CPI Card Group, Inc.*	58,231
7,850	Credo Technology Group Holding Ltd.*	169,089
6,552	CTS Corp.	291,957
19,218	Daktronics, Inc.*	166,812
11,385	Digi International, Inc.*	336,541
27,059	Digital Turbine, Inc.*	85,777
2,945	DigitalOcean Holdings, Inc.*	111,674

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
13,269	Diodes, Inc.*	$902,027
25,868	Domo, Inc., Class B*	297,741
18,351	eGain Corp.*	112,492
6,023	Envestnet, Inc.*	310,365
8,403	ePlus, Inc.*	692,323
5,193	Everbridge, Inc.*	146,806
50,970	Extreme Networks, Inc.*	644,261
5,100	Fabrinet (Thailand)*	1,099,407
8,019	Fastly, Inc., Class A*	114,030
16,097	FormFactor, Inc.*	692,654
14,254	Freshworks, Inc., Class A*	291,352
15,310	Grid Dynamics Holdings, Inc.*	206,532
21,650	Hackett Group, Inc. (The)	535,188
29,307	Harmonic, Inc.*	384,801
7,679	Ichor Holdings Ltd.*	328,661
3,527	Immersion Corp.	23,807
6,426	Impinj, Inc.*	701,848
46,197	Infinera Corp.*	231,909
32,673	Information Services Group, Inc.	141,474
8,281	Insight Enterprises, Inc.*	1,556,828
3,160	Intapp, Inc.*	123,967
4,926	InterDigital, Inc.	527,181
10,034	inTEST Corp.*	117,197
9,205	IonQ, Inc.*(a)	95,364
4,773	Itron, Inc.*	442,362
9,644	Kimball Electronics, Inc.*	217,086
22,891	Knowles Corp.*	374,039
13,152	Kulicke & Soffa Industries, Inc. (Singapore)	626,298
11,681	LiveRamp Holdings, Inc.*	408,601
22,318	Luna Innovations, Inc.*	151,316
6,271	MACOM Technology Solutions Holdings, Inc.*	553,917
8,942	Marathon Digital Holdings, Inc.*	231,598
28,061	MaxLinear, Inc.*	545,506
9,411	Methode Electronics, Inc.	200,454
618	MicroStrategy, Inc., Class A*	632,115
19,900	Mitek Systems, Inc.*	231,039
7,610	Model N, Inc.*	186,902
9,526	N-able, Inc.*	128,315
19,698	Napco Security Technologies, Inc.	887,001
15,103	Navitas Semiconductor Corp.*	92,732
9,328	NETGEAR, Inc.*	139,827
17,794	NetScout Systems, Inc.*	385,240
5,785	Novanta, Inc.*	1,000,458
3,042	NVE Corp.	254,281
14,168	OneSpan, Inc.*	136,154
9,125	Onto Innovation, Inc.*	1,680,460
3,822	OSI Systems, Inc.*	501,370
6,429	PagerDuty, Inc.*	155,325
2,361	PAR Technology Corp.*	103,459
10,622	PC Connection, Inc.	705,088
10,267	PDF Solutions, Inc.*	348,975
8,557	Perficient, Inc.*	555,093
26,618	Photronics, Inc.*	766,332
5,628	Plexus Corp.*	531,283
10,801	Power Integrations, Inc.	771,839

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
4,653	PowerSchool Holdings, Inc., Class A*	$97,201
12,428	Progress Software Corp.	663,158
6,746	PROS Holdings, Inc.*	241,169
4,056	Q2 Holdings, Inc.*	187,509
6,837	Qualys, Inc.*	1,175,007
54,400	Rackspace Technology, Inc.*	114,784
24,031	Rambus, Inc.*	1,423,596
8,104	Rapid7, Inc.*	474,732
1,983	Red Violet, Inc.*	35,416
42,764	Ribbon Communications, Inc.*	127,864
3,813	Richardson Electronics Ltd.	33,516
13,064	Riot Platforms, Inc.*	184,464
1,430	Rogers Corp.*	160,260
10,876	Sanmina Corp.*	687,363
8,871	Sapiens International Corp. NV (Israel)	272,961
8,806	ScanSource, Inc.*	380,683
20,378	SEMrush Holdings, Inc., Class A*	254,317
4,418	Silicon Laboratories, Inc.*	607,652
812	SiTime Corp.*	75,110
17,471	SMART Global Holdings, Inc.*	371,608
18,189	SolarWinds Corp.*	217,177
5,067	SoundThinking, Inc.*	88,115
20,907	Sprinklr, Inc., Class A*	272,418
7,246	Sprout Social, Inc., Class A*	447,948
7,975	SPS Commerce, Inc.*	1,476,651
11,675	Squarespace, Inc., Class A*	388,544
7,610	Super Micro Computer, Inc.*	6,591,173
8,805	Synaptics, Inc.*	881,381
15,078	Tenable Holdings, Inc.*	726,156
65,124	Terawulf, Inc.*(a)	122,108
31,239	Thoughtworks Holding, Inc.*	97,466
30,225	TTM Technologies, Inc.*	448,841
4,874	Turtle Beach Corp.*	52,054
11,827	Ultra Clean Holdings, Inc.*	510,926
30,529	Unisys Corp.*	158,446
14,637	Varonis Systems, Inc.*	743,560
10,450	Veeco Instruments, Inc.*	378,395
12,958	Verint Systems, Inc.*	409,602
37,677	Viavi Solutions, Inc.*	359,815
27,471	Vishay Intertechnology, Inc.	597,494
7,688	Vishay Precision Group, Inc.*	265,620
10,861	Weave Communications, Inc.*	136,088
7,701	Workiva, Inc.*	663,210
24,181	Xerox Holdings Corp.	450,976
12,186	Xperi, Inc.*	133,559
44,850	Yext, Inc.*	265,512
34,520	Zeta Global Holdings Corp., Class A*	362,460
23,203	Zuora, Inc., Class A*	187,480

		68,665,593

Materials – 4.6%
8,822	AdvanSix, Inc.	246,840
5,672	Alpha Metallurgical Resources, Inc.	2,139,762
18,517	American Vanguard Corp.	198,502

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
30,963	Arcadium Lithium PLC (Jersey)*	$169,987
6,394	Arch Resources, Inc.	1,056,864
10,488	ATI, Inc.*	515,800
15,503	Avient Corp.	627,561
3,485	Balchem Corp.	547,807
9,488	Cabot Corp.	806,006
6,746	Carpenter Technology Corp.	436,129
5,837	Clearwater Paper Corp.*	229,336
27,364	Commercial Metals Co.	1,477,656
18,112	Constellium SE*	351,192
7,241	Core Molding Technologies, Inc.*	133,017
21,162	Ecovyst, Inc.*	204,213
5,498	Greif, Inc., Class A	354,401
5,035	Hawkins, Inc.	353,709
515	Haynes International, Inc.	30,606
8,712	HB Fuller Co.	692,865
37,470	Hecla Mining Co.	132,644
7,080	Ingevity Corp.*	323,414
7,513	Innospec, Inc.	933,641
1,585	Kaiser Aluminum Corp.	114,944
3,595	Knife River Corp.*	266,354
4,873	Koppers Holdings, Inc.	275,909
12,336	LSB Industries, Inc.*	90,793
4,193	Materion Corp.	563,204
9,312	Mativ Holdings, Inc.	161,749
20,256	Metallus, Inc.*	440,568
6,216	Minerals Technologies, Inc.	449,790
32,230	Myers Industries, Inc.	619,783
22,417	O-I Glass, Inc.*	379,296
8,980	Olympic Steel, Inc.	610,820
24,127	Orion SA (Germany)	543,823
12,829	Pactiv Evergreen, Inc.	189,228
1,417	Quaker Chemical Corp.	284,108
12,097	Radius Recycling, Inc., Class A	239,037
16,531	Ramaco Resources, Inc., Class A	290,615
2,328	Ramaco Resources, Inc., Class B	27,936
36,297	Rayonier Advanced Materials, Inc.*	123,047
20,035	Ryerson Holding Corp.	632,705
8,113	Sensient Technologies Corp.	542,597
1,744	Stepan Co.	155,565
15,448	Summit Materials, Inc., Class A*	659,784
38,427	SunCoke Energy, Inc.	411,553
4,335	Sylvamo Corp.	261,877
9,326	TriMas Corp.	219,161
2,643	Trinseo PLC	11,893
16,960	Tronox Holdings PLC	249,312
1,921	United States Lime & Minerals, Inc.	489,817
21,399	Warrior Met Coal, Inc.	1,219,101
6,776	Worthington Steel, Inc.*	214,528

		22,700,849

Real Estate – 5.4%
18,334	Acadia Realty Trust REIT	300,494
27,339	Alexander & Baldwin, Inc. REIT	444,532
531	Alexander’s, Inc. REIT	117,378

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
5,559	Alpine, Inc.ome Property Trust, Inc. REIT	$86,776
10,445	American Assets Trust, Inc. REIT	225,299
33,686	Anywhere Real Estate, Inc.*	211,211
44,605	Apartment Investment and Management Co., Class A REIT*	329,185
42,503	Apple Hospitality REIT, Inc. REIT	683,873
10,643	Armada Hoffler Properties, Inc. REIT	108,346
15,323	Braemar Hotels & Resorts, Inc. REIT	34,937
27,125	Brandywine Realty Trust REIT	116,638
24,764	Broadstone Net Lease, Inc. REIT	369,231
8,757	BRT Apartments Corp. REIT	135,558
18,938	CareTrust REIT, Inc. REIT	427,241
8,066	CBL & Associates Properties, Inc. REIT	186,002
2,552	Centerspace REIT	141,866
16,126	Chatham Lodging Trust REIT	164,485
22,539	City Office REIT, Inc. REIT	103,229
5,923	Community Healthcare Trust, Inc. REIT	160,750
150,023	Compass, Inc., Class A*	592,591
19,519	COPT Defense Properties REIT	472,945
10,960	CTO Realty Growth, Inc. REIT	186,868
37,384	Cushman & Wakefield PLC*	373,466
42,628	DiamondRock Hospitality Co. REIT	400,703
9,245	DigitalBridge Group, Inc.	169,831
70,379	Douglas Elliman, Inc.	129,497
24,201	Douglas Emmett, Inc. REIT	319,937
13,884	Easterly Government Properties, Inc. REIT	163,831
10,254	Elme Communities REIT	132,072
39,928	Empire State Realty Trust, Inc., Class A REIT	398,082
12,883	Equity Commonwealth REIT*	242,587
19,197	Essential Properties Realty Trust, Inc. REIT	458,616
48,659	eXp World Holdings, Inc.(a)	637,433
11,055	Farmland Partners, Inc. REIT	130,449
11,239	Forestar Group, Inc.*	378,979
15,511	Four Corners Property Trust, Inc. REIT	375,056
3,691	FRP Holdings, Inc.*	222,198
8,387	Getty Realty Corp. REIT	221,081
11,225	Gladstone Commercial Corp. REIT	138,966
3,783	Gladstone Land Corp. REIT	49,217
9,426	Global Medical REIT, Inc. REIT	84,363
46,328	Global Net Lease, Inc. REIT	334,025
24,782	Hudson Pacific Properties, Inc. REIT	157,118
25,667	Independence Realty Trust, Inc. REIT	375,765

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
3,842	Innovative Industrial Properties, Inc. REIT	$376,478
8,756	InvenTrust Properties Corp. REIT	221,089
15,648	JBG SMITH Properties REIT	259,444
8,172	Kennedy-Wilson Holdings, Inc.	71,750
37,101	Kite Realty Group Trust REIT	794,332
7,048	LTC Properties, Inc. REIT	221,730
37,861	LXP Industrial Trust REIT	327,876
32,081	Macerich Co. (The) REIT	526,449
19,201	Marcus & Millichap, Inc.	704,485
6,897	National Health Investors, Inc. REIT	396,371
21,562	Newmark Group, Inc., Class A	232,654
5,892	NexPoint Residential Trust, Inc. REIT	172,105
17,395	Office Properties Income Trust REIT	46,445
37,616	Opendoor Technologies, Inc.*	115,857
17,036	Orion Office REIT, Inc. REIT	59,796
27,152	Outfront Media, Inc. REIT	390,174
41,726	Paramount Group, Inc. REIT	184,846
21,543	Pebblebrook Hotel Trust REIT	341,241
14,891	Phillips Edison & Co., Inc. REIT	531,907
26,985	Piedmont Office Realty Trust, Inc., Class A REIT	169,196
6,351	Plymouth Industrial REIT, Inc. REIT	136,991
11,225	Postal Realty Trust, Inc., Class A REIT	160,742
21,101	PotlatchDeltic Corp. REIT	953,976
14,606	RE/MAX Holdings, Inc., Class A	124,589
16,438	Redfin Corp.*	116,792
20,372	Retail Opportunity Investments Corp. REIT	263,410
27,151	RLJ Lodging Trust REIT	322,282
11,234	RMR Group, Inc. (The), Class A	274,896
9,409	Ryman Hospitality Properties, Inc. REIT	1,114,778
35,840	Sabra Health Care REIT, Inc. REIT	497,459
2,482	Saul Centers, Inc. REIT	89,824
42,869	Service Properties Trust REIT	291,509
29,331	SITE Centers Corp. REIT	398,315
5,033	SL Green Realty Corp. REIT	244,000
5,957	St Joe Co. (The)	320,904
35,417	Summit Hotel Properties, Inc. REIT	227,377
36,315	Sunstone Hotel Investors, Inc. REIT	406,365
22,155	Tanger, Inc. REIT	638,286
10,298	Terreno Realty Corp. REIT	662,161
10,786	UMH Properties, Inc. REIT	166,104
62,648	Uniti Group, Inc. REIT	367,117
2,956	Universal Health Realty Income Trust REIT	114,634
15,128	Urban Edge Properties REIT	257,327
20,030	Veris Residential, Inc. REIT	292,438

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
21,331	Whitestone REIT	$262,798
23,920	Xenia Hotels & Resorts, Inc. REIT	366,933

		26,708,939

Utilities – 2.8%
12,298	ALLETE, Inc.	696,559
9,403	American States Water Co.	671,468
13,709	Avista Corp.	455,139
13,236	Black Hills Corp.	688,669
26,266	Brookfield Infrastructure Corp., Class A (Canada)(a)	871,243
9,025	California Water Service Group	414,157
4,613	Chesapeake Utilities Corp.	470,664
14,318	Consolidated Water Co. Ltd. (Cayman Islands)	423,240
19,013	Genie Energy Ltd., Class B	346,797
7,452	MGE Energy, Inc.	470,892
3,029	Middlesex Water Co.	154,146
53,465	Montauk Renewables, Inc.*	303,681
16,735	New Jersey Resources Corp.	696,343
5,332	Northwest Natural Holding Co.	195,898
10,915	Northwestern Energy Group, Inc.	523,047
13,513	ONE Gas, Inc.	805,375
10,278	Ormat Technologies, Inc.	669,612
13,297	Otter Tail Corp.	1,202,847
17,718	PNM Resources, Inc.	646,884
19,631	Portland General Electric Co.	788,577
17,901	Pure Cycle Corp.*	178,473
3,819	RGC Resources, Inc.	71,644
5,353	SJW Group	294,736
11,373	Southwest Gas Holdings, Inc.	775,070
9,333	Spire, Inc.	553,634
5,056	Unitil Corp.	257,654
4,822	York Water Co. (The)	170,699

		13,797,148

TOTAL COMMON STOCKS (Cost $444,247,613)		491,871,940

Units	Description	Expiration Month	Value

Rights – 0.0%

Health Care* – 0.0%
4,104	Chinook Therapeutics, Inc.*(b)	12/25	1,601
45,824	Radius Health, Inc.*(b)	12/25	3,666

			5,267

Materials – 0.0%
15,501	Resolute Forest Products*(b)	09/23	22,011

TOTAL RIGHTS (Cost $0)			27,278

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Dividend Rate	Value

Investment Company – 0.6%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,112,940	5.195%	$3,112,940
(Cost $3,112,940)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $447,360,553)		495,012,158

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,158,292	5.219%	$4,158,292
(Cost $4,158,292)

TOTAL INVESTMENTS – 100.6%
(Cost $451,518,845)		$499,170,450

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,893,545)

NET ASSETS – 100.0%		$496,276,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	38	03/15/24	$3,908,870	$109,636

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Australia – 2.5%
54,542	ANZ Group Holdings Ltd. (Financials)	$1,010,403
117,370	Brambles Ltd. (Industrials)	1,151,732
295,256	Coles Group Ltd. (Consumer Staples)	3,249,126
39,122	EBOS Group Ltd. (Health Care)	880,706
176,523	Insurance Australia Group Ltd. (Financials)	712,647
195,383	Lottery Corp. Ltd. (The) (Consumer Discretionary)	646,296
684,242	Medibank Pvt Ltd. (Financials)	1,599,504
64,778	National Australia Bank Ltd. (Financials)	1,427,378
33,175	Sonic Healthcare Ltd. (Health Care)	644,817
820,013	Telstra Group Ltd. (Communication Services)	2,039,695
109,478	Wesfarmers Ltd. (Consumer Discretionary)	4,750,540
30,866	Westpac Banking Corp. (Financials)	529,593
119,847	Woolworths Group Ltd. (Consumer Staples)	2,545,613

		21,188,050

Austria – 0.1%
9,821	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	285,357
27,498	Wienerberger AG (Materials)	961,150

		1,246,507

Belgium – 0.2%
6,088	Ackermans & van Haaren NV (Industrials)	1,023,137
19,947	Warehouses De Pauw CVA REIT (Real Estate)	532,734

		1,555,871

Canada – 3.5%
36,861	Bank of Nova Scotia (The) (Financials)	1,788,493
6,319	Brookfield Asset Management Ltd., Class A (Financials)(a)	257,680
34,317	Canadian Imperial Bank of Commerce (Financials)	1,624,830
35,488	CGI, Inc. (Information Technology)*	4,076,927
9,398	George Weston Ltd. (Consumer Staples)	1,231,680
74,232	Great-West Lifeco, Inc. (Financials)(a)	2,287,682
15,231	Hydro One Ltd. (Utilities)(b)	454,229
2,472	Intact Financial Corp. (Financials)	411,310
33,150	Loblaw Cos. Ltd. (Consumer Staples)	3,535,088
27,096	Manulife Financial Corp. (Financials)	643,464

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
15,411	Metro, Inc. (Consumer Staples)	$834,888
25,658	National Bank of Canada (Financials)	2,003,872
96,333	Power Corp. of Canada (Financials)	2,784,839
22,234	Royal Bank of Canada (Financials)	2,160,535
34,560	Sun Life Financial, Inc. (Financials)(a)	1,836,609
10,434	Thomson Reuters Corp. (Industrials)	1,648,085
21,072	Toronto-Dominion Bank (The) (Financials)	1,266,013

		28,846,224

Denmark – 0.0%
6,466	Tryg A/S (Financials)	137,519

Finland – 0.4%
3,145	Elisa OYJ (Communication Services)	141,784
29,190	Orion OYJ, Class B (Health Care)	1,149,802
24,493	Sampo OYJ, Class A (Financials)	1,096,516
29,489	UPM-Kymmene OYJ (Materials)	987,024

		3,375,126

France – 2.5%
9,449	Air Liquide SA (Materials)	1,921,322
82,613	AXA SA (Financials)	2,939,462
42,048	Bouygues SA (Industrials)	1,664,018
7,002	Capgemini SE (Information Technology)	1,702,601
84,977	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	3,144,040
12,328	Danone SA (Consumer Staples)	787,371
4,537	Dassault Systemes (Information Technology)	212,026
3,755	Legrand SA (Industrials)	379,935
5,650	L’Oreal SA (Consumer Staples)	2,700,620
377,989	Orange SA (Communication Services)	4,338,288
6,479	Thales SA (Industrials)	960,892

		20,750,575

Germany – 1.9%
5,363	Allianz SE (Financials)	1,473,237
13,091	Beiersdorf AG (Consumer Staples)	1,877,760
7,390	Deutsche Boerse AG (Financials)	1,548,237
133,500	Deutsche Telekom AG (Communication Services)	3,176,109
159,813	E.ON SE (Utilities)	2,042,441
3,547	Hannover Rueck SE (Financials)	910,849

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
4,208	Henkel AG & Co. KGaA (Consumer Staples)	$284,150
3,776	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	1,758,700
11,399	SAP SE (Information Technology)	2,132,550
14,083	Talanx AG (Financials)	1,005,835

		16,209,868

Hong Kong – 0.1%
10,637	CK Asset Holdings Ltd. (Real Estate)	49,117
62,073	CLP Holdings Ltd. (Utilities)	517,354
55,368	Power Assets Holdings Ltd. (Utilities)	333,108

		899,579

Ireland – 0.1%
5,238	Kerry Group PLC, Class A (Consumer Staples)	459,926

Israel – 0.6%
17,350	Check Point Software Technologies Ltd. (Information Technology)*	2,783,287
14,286	First International Bank Of Israel Ltd. (The) (Financials)	616,383
153,002	Mivne Real Estate KD Ltd. (Real Estate)	410,564
41,241	Mizrahi Tefahot Bank Ltd. (Financials)	1,631,581

		5,441,815

Italy – 0.7%
193,231	Assicurazioni Generali SpA (Financials)	4,583,581
110,359	Enel SpA (Utilities)	702,577
29,585	Terna - Rete Elettrica Nazionale (Utilities)	231,920
116,524	UnipolSai Assicurazioni SpA (Financials)	335,669

		5,853,747

Japan – 7.9%
6,893	Aeon Co. Ltd. (Consumer Staples)(a)	164,645
115,131	ANA Holdings, Inc. (Industrials)*(a)	2,510,774
77,195	Astellas Pharma, Inc. (Health Care)	851,791
73,731	Bridgestone Corp. (Consumer Discretionary)	3,175,453
169,234	Canon, Inc. (Information Technology)	4,949,136
32,261	Central Japan Railway Co. (Industrials)	812,399
71,098	Chubu Electric Power Co., Inc. (Utilities)	886,647

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
43,051	Daiwa House Industry Co. Ltd. (Real Estate)	$1,245,479
174,576	Daiwa Securities Group, Inc. (Financials)	1,285,380
15,030	FUJIFILM Holdings Corp. (Information Technology)	956,309
3,139	Fujitsu Ltd. (Information Technology)	490,449
21,666	Hankyu Hanshin Holdings, Inc. (Industrials)	624,922
22,281	Haseko Corp. (Consumer Discretionary)	276,075
61,082	Hulic Co. Ltd. (Real Estate)	609,310
104,936	Japan Post Bank Co. Ltd. (Financials)	1,120,032
298,803	Japan Post Holdings Co. Ltd. (Financials)	2,887,810
126,892	Japan Tobacco, Inc. (Consumer Staples)	3,299,684
45,429	KDDI Corp. (Communication Services)	1,382,265
27,839	Kirin Holdings Co. Ltd. (Consumer Staples)	387,722
199,857	Kyocera Corp. (Information Technology)	2,943,708
46,710	Kyushu Electric Power Co., Inc. (Utilities)*	381,838
16,426	Kyushu Railway Co. (Industrials)	377,863
22,195	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	1,033,602
25,484	MEIJI Holdings Co. Ltd. (Consumer Staples)	574,995
226,661	Mitsubishi HC Capital, Inc. (Financials)	1,564,380
51,303	MS&AD Insurance Group Holdings, Inc. (Financials)	2,539,956
15,236	NH Foods Ltd. (Consumer Staples)	534,029
3,969,391	Nippon Telegraph & Telephone Corp. (Communication Services)	4,834,770
57,049	Nisshin Seifun Group, Inc. (Consumer Staples)	790,918
121,048	Obayashi Corp. (Industrials)	1,172,306
120,861	Oji Holdings Corp. (Materials)	473,447
68,967	Ono Pharmaceutical Co. Ltd. (Health Care)	1,146,455
31,384	Osaka Gas Co. Ltd. (Utilities)	627,806
69,877	Otsuka Holdings Co. Ltd. (Health Care)	2,839,526
16,941	SCSK Corp. (Information Technology)	312,402
10,423	Secom Co. Ltd. (Industrials)	760,467
53,962	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	760,379
83,032	Sekisui House Ltd. (Consumer Discretionary)	1,852,922

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
7,924	Shionogi & Co. Ltd. (Health Care)	$396,226
304,569	SoftBank Corp. (Communication Services)	4,013,913
150,272	Takeda Pharmaceutical Co. Ltd. (Health Care)	4,404,645
25,322	Tobu Railway Co. Ltd. (Industrials)	647,473
35,902	Trend Micro, Inc. (Information Technology)	1,781,307
22,722	USS Co. Ltd. (Consumer Discretionary)	395,551
145,165	Yamada Holdings Co. Ltd. (Consumer Discretionary)	417,833

		65,494,999

Netherlands – 1.4%
5,089	HAL Trust (Financials)	628,907
1,822	Heineken Holding NV (Consumer Staples)	140,778
166,148	Koninklijke Ahold Delhaize NV (Consumer Staples)	4,948,017
294,641	Koninklijke KPN NV (Communication Services)	1,078,655
32,396	Wolters Kluwer NV (Industrials)	5,113,113

		11,909,470

New Zealand – 0.1%
19,892	Mainfreight Ltd. (Industrials)	821,197

Norway – 0.6%
66,296	DNB Bank ASA (Financials)	1,327,890
50,462	Gjensidige Forsikring ASA (Financials)	797,928
47,401	SpareBank 1 SR-Bank ASA (Financials)	574,219
93,565	Storebrand ASA (Financials)	836,495
99,398	Telenor ASA (Communication Services)	1,089,704

		4,626,236

Portugal – 0.0%
22,251	EDP – Energias de Portugal SA (Utilities)	88,586

Singapore – 1.0%
8,473	DBS Group Holdings Ltd. (Financials)	210,029
254,610	Oversea-Chinese Banking Corp. Ltd. (Financials)	2,457,860
281,620	Singapore Airlines Ltd. (Industrials)	1,355,110
222,793	Singapore Exchange Ltd. (Financials)	1,565,814
64,261	United Overseas Bank Ltd. (Financials)	1,335,784
97,906	UOL Group Ltd. (Real Estate)	428,876

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
76,500	Venture Corp. Ltd. (Information Technology)	$796,519

		8,149,992

Spain – 0.6%
30,459	ACS Actividades de Construccion y Servicios SA (Industrials)	1,250,549
65,985	Iberdrola SA (Utilities)	758,328
34,799	Naturgy Energy Group SA (Utilities)	823,952
16,731	Redeia Corp. SA (Utilities)	266,150
432,563	Telefonica SA (Communication Services)	1,775,496

		4,874,475

Sweden – 0.7%
29,313	Axfood AB (Consumer Staples)	819,833
9,882	Essity AB, Class B (Consumer Staples)	230,828
6,587	Industrivarden AB, Class C (Financials)	224,268
112,539	Investor AB, Class A (Financials)	2,792,960
20,803	Investor AB, Class B (Financials)	523,520
26,197	Skandinaviska Enskilda Banken AB, Class A (Financials)	389,381
269,112	Telia Co. AB (Communication Services)	641,607

		5,622,397

Switzerland – 1.3%
35,823	Novartis AG (Health Care)	3,640,679
29,685	SGS SA (Industrials)	2,858,768
3,695	Swisscom AG (Communication Services)	2,120,780
5,308	Zurich Insurance Group AG (Financials)	2,833,184

		11,453,411

United Kingdom – 3.0%
275,697	BAE Systems PLC (Industrials)	4,331,390
48,293	British American Tobacco PLC (Consumer Staples)	1,432,520
28,497	Bunzl PLC (Industrials)	1,136,572
582,569	CK Hutchison Holdings Ltd. (Industrials)	2,957,940
10,425	Coca-Cola Europacific Partners PLC (Consumer Staples)	715,468
38,624	Compass Group PLC (Consumer Discretionary)	1,060,207
6,423	London Stock Exchange Group PLC (Financials)	721,155
40,085	National Grid PLC (Utilities)	526,070
113,001	RELX PLC (Industrials)	4,947,178
276,877	Sage Group PLC (The) (Information Technology)	4,358,685

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
869,711	Tesco PLC (Consumer Staples)	$3,067,195

		25,254,380

United States – 70.2%
12,758	3M Co. (Industrials)	1,175,267
4,482	Abbott Laboratories (Health Care)	531,744
27,611	AbbVie, Inc. (Health Care)	4,860,917
17,954	Accenture PLC, Class A (Information Technology)	6,728,800
8,836	Adobe, Inc. (Information Technology)*	4,950,634
44,178	Aflac, Inc. (Financials)	3,566,932
3,431	Agilent Technologies, Inc. (Health Care)	471,282
1,579	Air Products and Chemicals, Inc. (Materials)	369,549
22,969	Akamai Technologies, Inc. (Information Technology)*	2,547,721
41,015	Alphabet, Inc., Class A (Communication Services)*	5,678,937
36,895	Alphabet, Inc., Class C (Communication Services)*	5,157,183
12,903	Altria Group, Inc. (Consumer Staples)	527,862
55,492	Amazon.com, Inc. (Consumer Discretionary)*	9,808,766
31,362	Amdocs Ltd. (Information Technology)	2,860,214
10,606	AMETEK, Inc. (Industrials)	1,910,989
6,390	Amgen, Inc. (Health Care)	1,749,774
41,158	Amphenol Corp., Class A (Information Technology)	4,496,100
5,731	Analog Devices, Inc. (Information Technology)	1,099,320
133,538	Apple, Inc. (Information Technology)	24,136,994
21,650	Arch Capital Group Ltd. (Financials)*	1,896,324
11,123	Arthur J Gallagher & Co. (Financials)	2,713,233
203,801	AT&T, Inc. (Communication Services)	3,450,351
2,595	Automatic Data Processing, Inc. (Industrials)	651,682
2,272	AutoZone, Inc. (Consumer Discretionary)*	6,829,677
73,494	Bank of America Corp. (Financials)	2,537,013
5,239	Becton Dickinson & Co. (Health Care)	1,234,046
23,454	Berkshire Hathaway, Inc., Class B (Financials)*	9,602,068
23,379	Boston Scientific Corp. (Health Care)*	1,547,924
62,825	Bristol-Myers Squibb Co. (Health Care)	3,188,369
3,138	Broadcom, Inc. (Information Technology)	4,080,938

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
9,036	Broadridge Financial Solutions, Inc. (Industrials)	$1,839,549
31,277	C.H. Robinson Worldwide, Inc. (Industrials)	2,317,000
38,730	Cardinal Health, Inc. (Health Care)	4,336,985
9,415	Cboe Global Markets, Inc. (Financials)	1,807,680
17,152	CDW Corp. (Information Technology)	4,222,994
20,986	Cencora, Inc. (Health Care)	4,944,302
15,157	Chevron Corp. (Energy)	2,304,016
2,431	Chubb Ltd. (Financials)	611,810
21,777	Church & Dwight Co., Inc. (Consumer Staples)	2,180,313
10,698	Cigna Group (The) (Health Care)	3,596,026
5,426	Cintas Corp. (Industrials)	3,410,838
120,562	Cisco Systems, Inc. (Information Technology)	5,831,584
56,113	Citigroup, Inc. (Financials)	3,113,710
5,720	CME Group, Inc. (Financials)	1,260,402
55,549	Coca-Cola Co. (The) (Consumer Staples)	3,334,051
63,587	Cognizant Technology Solutions Corp., Class A (Information Technology)	5,024,645
76,842	Colgate-Palmolive Co. (Consumer Staples)	6,648,370
69,071	Comcast Corp., Class A (Communication Services)	2,959,692
55,958	Conagra Brands, Inc. (Consumer Staples)	1,571,301
7,722	Consolidated Edison, Inc. (Utilities)	673,436
1,472	Constellation Brands, Inc., Class A (Consumer Staples)	365,821
15,014	Copart, Inc. (Industrials)*	797,994
25,526	Corning, Inc. (Information Technology)	822,958
6,669	Costco Wholesale Corp. (Consumer Staples)	4,961,002
12,675	CSX Corp. (Industrials)	480,890
784	Cummins, Inc. (Industrials)	210,590
63,633	CVS Health Corp. (Health Care)	4,732,386
3,955	Darden Restaurants, Inc. (Consumer Discretionary)	675,158
59,733	Dell Technologies, Inc., Class C (Information Technology)	5,654,326
3,085	Dover Corp. (Industrials)	510,197
20,653	Dow, Inc. (Materials)	1,154,090
1,699	Duke Energy Corp. (Utilities)	156,019
6,824	Eaton Corp. PLC (Industrials)	1,972,136
1,192	Ecolab, Inc. (Materials)	268,009
9,863	Electronic Arts, Inc. (Communication Services)	1,375,691

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
6,109	Elevance Health, Inc. (Health Care)	$3,062,136
7,412	Eli Lilly & Co. (Health Care)	5,586,276
3,882	Everest Group Ltd. (Financials)	1,431,992
13,687	Expeditors International of Washington, Inc. (Industrials)	1,636,965
28,310	Exxon Mobil Corp. (Energy)	2,958,961
81,213	Fastenal Co. (Industrials)	5,929,361
8,934	Ferguson PLC (Industrials)	1,889,094
7,604	Fidelity National Financial, Inc. (Financials)	384,610
6,388	Fiserv, Inc. (Financials)*	953,537
9,184	FleetCor Technologies, Inc. (Financials)*	2,564,816
17,601	Fortive Corp. (Industrials)	1,498,373
42,946	Fox Corp., Class A (Communication Services)	1,279,361
30,473	Fox Corp., Class B (Communication Services)	834,351
8,165	Gartner, Inc. (Information Technology)*	3,801,297
4,477	GE HealthCare Technologies, Inc. (Health Care)	408,661
36,069	Gen Digital, Inc. (Information Technology)	775,123
11,331	General Dynamics Corp. (Industrials)	3,096,196
14,844	General Electric Co. (Industrials)	2,328,875
10,111	General Mills, Inc. (Consumer Staples)	648,924
30,660	Genuine Parts Co. (Consumer Discretionary)	4,576,312
63,582	Gilead Sciences, Inc. (Health Care)	4,584,262
130,660	GSK PLC (Health Care)	2,751,226
143,264	Haleon PLC (Consumer Staples)	600,660
17,764	Hartford Financial Services Group, Inc. (The) (Financials)	1,702,502
1,338	HCA Healthcare, Inc. (Health Care)	417,055
35,255	Henry Schein, Inc. (Health Care)*	2,695,950
17,613	Hershey Co. (The) (Consumer Staples)	3,309,835
274,023	Hewlett Packard Enterprise Co. (Information Technology)	4,173,370
12,628	Hologic, Inc. (Health Care)*	931,946
18,088	Home Depot, Inc. (The) (Consumer Discretionary)	6,884,474
656	Honeywell International, Inc. (Industrials)	130,367
65,771	HP, Inc. (Information Technology)	1,863,292
18,183	Illinois Tool Works, Inc. (Industrials)	4,766,673
27,830	Incyte Corp. (Health Care)*	1,624,159

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
31,400	Intel Corp. (Information Technology)	$1,351,770
10,851	Intercontinental Exchange, Inc. (Financials)	1,501,995
41,026	International Business Machines Corp. (Information Technology)	7,591,041
46,253	International Paper Co. (Materials)	1,635,506
1,760	Intuit, Inc. (Information Technology)	1,166,686
3,613	IQVIA Holdings, Inc. (Health Care)*	892,989
8,797	J M Smucker Co. (The) (Consumer Staples)	1,057,135
17,084	Johnson Controls International PLC (Industrials)	1,012,569
41,021	Johnson & Johnson (Health Care)	6,619,969
23,375	JPMorgan Chase & Co. (Financials)	4,349,153
20,487	Keurig Dr Pepper, Inc. (Consumer Staples)	612,766
27,965	Keysight Technologies, Inc. (Information Technology)*	4,315,000
11,756	Kimberly-Clark Corp. (Consumer Staples)	1,424,475
30,003	Kinder Morgan, Inc. (Energy)	521,752
17,031	Kraft Heinz Co. (The) (Consumer Staples)	600,854
68,040	Kroger Co. (The) (Consumer Staples)	3,375,464
3,592	L3Harris Technologies, Inc. (Industrials)	760,283
9,801	Laboratory Corp. of America Holdings (Health Care)	2,115,350
5,902	Leidos Holdings, Inc. (Industrials)	754,630
3,738	Linde PLC (Materials)	1,677,689
53,293	LKQ Corp. (Consumer Discretionary)	2,786,691
1,483	Lockheed Martin Corp. (Industrials)	635,080
38,916	Loews Corp. (Financials)	2,923,759
25,828	Lowe’s Cos., Inc. (Consumer Discretionary)	6,216,025
19,848	LyondellBasell Industries NV, Class A (Materials)	1,990,357
948	Markel Group, Inc. (Financials)*	1,414,871
667	Marriott International, Inc., Class A (Consumer Discretionary)	166,663
28,764	Marsh & McLennan Cos., Inc. (Financials)	5,818,094
57,745	Masco Corp. (Industrials)	4,432,506
13,316	Mastercard, Inc., Class A (Financials)	6,321,904

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
19,419	McDonald’s Corp. (Consumer Discretionary)	$5,675,785
9,415	McKesson Corp. (Health Care)	4,909,075
43,931	Merck & Co., Inc. (Health Care)	5,585,827
16,355	Meta Platforms, Inc., Class A (Communication Services)	8,016,076
1,381	MetLife, Inc. (Financials)	96,311
58,688	Microsoft Corp. (Information Technology)	24,275,704
47,093	Mondelez International, Inc., Class A (Consumer Staples)	3,441,086
4,503	Monster Beverage Corp. (Consumer Staples)*	266,127
11,292	Moody’s Corp. (Financials)	4,284,411
20,270	Motorola Solutions, Inc. (Information Technology)	6,697,005
10,104	Nasdaq, Inc. (Financials)	567,845
6,380	Nestle SA (Consumer Staples)	664,844
31,861	NetApp, Inc. (Information Technology)	2,839,452
4,933	NiSource, Inc. (Utilities)	128,554
897	Northrop Grumman Corp. (Industrials)	413,535
10,447	NVIDIA Corp. (Information Technology)	8,264,831
17,936	Oracle Corp. (Information Technology)	2,003,092
9,045	O’Reilly Automotive, Inc. (Consumer Discretionary)*	9,835,714
14,765	Otis Worldwide Corp. (Industrials)	1,407,105
28,016	PACCAR, Inc. (Industrials)	3,106,694
6,376	Packaging Corp. of America (Materials)	1,155,267
11,442	Paychex, Inc. (Industrials)	1,403,018
37,240	PepsiCo, Inc. (Consumer Staples)	6,157,262
7,581	PG&E Corp. (Utilities)	126,527
16,158	Philip Morris International, Inc. (Consumer Staples)	1,453,574
29,976	Procter & Gamble Co. (The) (Consumer Staples)	4,764,385
9,539	Progressive Corp. (The) (Financials)	1,808,213
11,660	QUALCOMM, Inc. (Information Technology)	1,839,831
10,276	Quest Diagnostics, Inc. (Health Care)	1,283,370
11,396	Realty Income Corp. REIT (Real Estate)	593,846
3,154	Regeneron Pharmaceuticals, Inc. (Health Care)*	3,047,048
23,338	Republic Services, Inc. (Industrials)	4,284,857
7,839	Roche Holding AG (Health Care)	2,064,909
6,317	Roche Holding AG (Health Care)	1,760,481

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
20,311	Rollins, Inc. (Industrials)	$895,106
5,903	Roper Technologies, Inc. (Information Technology)	3,215,541
3,405	Ross Stores, Inc. (Consumer Discretionary)	507,209
22,286	Royalty Pharma PLC, Class A (Health Care)	676,157
7,459	RTX Corp. (Industrials)	668,849
5,503	Salesforce, Inc. (Information Technology)*	1,699,436
26,506	Sanofi SA (Health Care)	2,520,991
1,090	ServiceNow, Inc. (Information Technology)*	840,761
6,057	Sherwin-Williams Co. (The) (Materials)	2,011,106
3,120	Snap-on, Inc. (Industrials)	860,059
14,447	Southern Co. (The) (Utilities)	971,561
34,897	SS&C Technologies Holdings, Inc. (Industrials)	2,225,033
11,828	Starbucks Corp. (Consumer Discretionary)	1,122,477
5,037	Stryker Corp. (Health Care)	1,758,266
14,537	Swiss Re AG (Financials)	1,759,859
3,737	Synopsys, Inc. (Information Technology)*	2,144,029
25,058	Sysco Corp. (Consumer Staples)	2,028,946
9,203	TE Connectivity Ltd. (Information Technology)	1,321,183
8,534	Texas Instruments, Inc. (Information Technology)	1,427,994
16,029	Textron, Inc. (Industrials)	1,427,703
322	Thermo Fisher Scientific, Inc. (Health Care)	183,598
48,858	TJX Cos., Inc. (The) (Consumer Discretionary)	4,843,782
2,642	T-Mobile US, Inc. (Communication Services)	431,439
9,242	Tractor Supply Co. (Consumer Discretionary)	2,350,425
472	TransDigm Group, Inc. (Industrials)	555,893
3,317	Travelers Cos., Inc. (The) (Financials)	732,924
12,564	UnitedHealth Group, Inc. (Health Care)	6,201,591
19,757	VeriSign, Inc. (Information Technology)*	3,858,345
4,318	Verisk Analytics, Inc. (Industrials)	1,044,524
118,093	Verizon Communications, Inc. (Communication Services)	4,726,082
5,416	Vertex Pharmaceuticals, Inc. (Health Care)*	2,278,728
21,403	Visa, Inc., Class A (Financials)	6,049,344
21,202	W R Berkley Corp. (Financials)	1,772,487
5,592	W.P. Carey, Inc. REIT (Real Estate)	314,997
6,697	W.W. Grainger, Inc. (Industrials)	6,519,262

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
149,596	Walmart, Inc. (Consumer Staples)	$8,767,822
2,285	Waste Connections, Inc. (Industrials)	380,432
23,055	Waste Management, Inc. (Industrials)	4,741,261
10,897	Welltower, Inc. REIT (Real Estate)	1,004,268
43,850	Yum! Brands, Inc. (Consumer Discretionary)	6,069,717
1,923	Zebra Technologies Corp., Class A (Information Technology)*	537,440
9,108	Zoetis, Inc. (Health Care)	1,806,390

		584,085,277

TOTAL COMMON STOCKS (Cost $725,645,205)		828,345,227

Shares	Description	Rate	Value

Preferred Stock – 0.1%

Germany – 0.1%
9,303	Henkel AG & Co. KGaA (Consumer Staples)
(Cost $737,718)		2.66%	700,278

Shares	Dividend Rate		Value

Investment Company – 0.1%(c)
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
1,142,885	5.260%		1,142,885
(Cost $1,142,885)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $727,525,808)			830,188,390

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7,167,244	5.260%	$7,167,244
(Cost $7,167,244)

TOTAL INVESTMENTS – 100.5% (Cost $734,693,052)		$837,355,634

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(4,510,189)

NET ASSETS – 100.0%		$832,845,445

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	22.2%
Financials	16.8
Health Care	13.5
Industrials	13.4
Consumer Staples	11.3
Consumer Discretionary	10.3
Communication Services	7.2
Materials	1.7
Utilities	1.3
Energy	0.7
Real Estate	0.6
Investment Company	0.1
Securities Lending Reinvestment Vehicle	0.9

TOTAL INVESTMENTS	100.0%

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	4	03/15/24	$457,580	$24,418
S&P 500 E-Mini Index	5	03/15/24	1,275,938	111,006

Total Futures Contracts				$135,424

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $815,757,778, $9,262,615, $2,907,920,005 and $19,114,941, respectively)(a)	$943,452,943	$10,510,535	$3,511,783,137	$22,685,871
Investments in affiliated issuers, at value (cost $12,595,998, $48,442, $8,698,821 and $48,147, respectively)	12,595,998	48,442	8,698,821	48,147
Investments in affiliated securities lending reinvestment vehicle,at value which equals cost	906,385	22,539	59,012,449	152,374
Cash	28,380	—	—	—
Foreign Currency, at value (cost $9,737,467, $–, $345,401 and $–, respectively)	9,246,684	—	346,518	—
Receivables:
Investments sold	17,743,203	248,633	107,201,651	927,258
Dividends	2,240,027	10,241	5,074,259	26,883
Foreign tax reclaims	116,881	27,330	4,435,181	1,795
Reimbursement from investment adviser	48,577	—	—	—
Securities lending income	5,293	6	28,394	7
Due from broker	—	—	297,400	—
Collateral on certain derivative contracts	—	2,348	—	2,540
Variation margin on futures contracts	—	2,413	139,975	317
Other assets	282,172	—	—	—

Total assets	986,666,543	10,872,487	3,697,017,785	23,845,192

Liabilities:

Payables:
Investments purchased	32,832,080	292,849	113,458,863	928,920
Foreign capital gains taxes	7,288,122	—	—	—
Payable upon return of securities loaned	906,385	22,539	59,012,449	152,374
Management fees	295,406	2,047	684,356	3,382
Due to custodian	—	120	37,873	273
Foreign bank overdraft (cost $–, $165, $– and $115, respectively)	—	171	—	116
Accrued expenses	654,390	—	—	—

Total liabilities	41,976,383	317,726	173,193,541	1,085,065

Commitments and contingencies

Net Assets:

Paid-in capital	917,506,524	12,850,891	3,243,389,047	21,057,848
Total distributable earnings (loss)	27,183,636	(2,296,130)	280,435,197	1,702,279

NET ASSETS	$944,690,160	$10,554,761	$3,523,824,244	$22,760,127

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	30,500,000	300,000	105,700,000	600,000

Net asset value per share:	$30.97	$35.18	$33.34	$37.93

(a)

Includes loaned securities having a market value of $782,142, $20,361, $55,967,358 and $146,197 for ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF and ActiveBeta® Japan Equity ETF, respectively.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $8,161,888,538, $444,247,613 and $726,382,923, respectively)(a)	$12,212,969,580	$491,899,218	$829,045,505
Investments in affiliated issuers, at value (cost $13,171,145, $3,112,940 and $1,142,885,respectively)	13,171,145	3,112,940	1,142,885
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	4,158,292	7,167,244
Cash	676,719	—	24,156
Foreign Currency, at value (cost $–, $– and $748,283, respectively)	—	—	750,667
Receivables:
Dividends	15,356,259	466,677	1,503,265
Collateral on certain derivative contracts	311,520	271,700	—
Due from broker	—	—	80,349
Investments sold	—	3,762,866	—
Securities lending income	—	5,224	2,071
Foreign tax reclaims	—	612	477,998
Fund shares sold	—	—	4,576,072
Variation margin on futures contracts	27,301	24,700	6,634

Total assets	12,242,512,524	503,702,229	844,776,846

Liabilities:

Payables:
Management fees	871,726	79,601	162,282
Investments purchased	676,719	—	48,163
Payable upon return of securities loaned	—	4,158,292	7,167,244
Fund shares redeemed	—	3,152,436	4,553,712
Due to custodian	—	34,995	—

Total liabilities	1,548,445	7,425,324	11,931,401

Commitments and contingencies

Net Assets:

Paid-in capital	8,746,431,314	472,927,302	756,465,940
Total distributable earnings (loss)	3,494,532,765	23,349,603	76,379,505

NET ASSETS	$12,240,964,079	$496,276,905	$832,845,445

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	121,452,500	7,800,000	18,200,000

Net asset value per share:	$100.79	$63.63	$45.76

(a)

Includes loaned securities having a market value of $–, $4,048,921 and $6,808,871 for ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF and ActiveBeta® World Low Vol Plus Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,066,794, $1,367, $1,108,752 and $23,074, respectively)	$8,247,836	$81,509	$31,163,252	$142,414

Dividends — affiliated issuers	97,186	913	130,384	—

Securities lending income, net of rebates received or paid to borrowers –unaffiliated issuer	36,208	759	243,265	530

Total Investment Income	8,381,230	83,181	31,536,901	142,944

Expenses:

Management fees	1,866,834	5,469	4,062,059	9,241

Custody, accounting and administrative services	298,441	—	—	—

Printing and mailing costs	88,192	—	—	—

Professional fees	66,482	—	—	—

Trustee fees	19,052	8,505	14,221	8,509

Registration fees	9,390	—	—	—

Other	9,427	—	—	—

Total expenses	2,357,818	13,974	4,076,280	17,750

Less — expense reductions	(257,900)	(32)	(4,433)	(27)

Net expenses	2,099,918	13,942	4,071,847	17,723

NET INVESTMENT INCOME	6,281,312	69,239	27,465,054	125,221

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(16,992,189)	(83,373)	(34,397,573)	(127,894)

Foreign currency transactions	(101,404)	(18)	(77,585)	1,024

Futures contracts	99,469	2,146	786,834	230

In-kind redemptions	2,354,736	369,650	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $2,860,219, $–, $– and $–, respectively)	61,665,380	403,170	262,184,796	1,843,462

Futures contracts	—	2,248	554,558	5,760

Foreign currency translations	(556,521)	134	(101,849)	(2,587)

Net realized and unrealized gain	46,469,471	693,957	228,949,181	1,719,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,750,783	$763,196	$256,414,235	$1,845,216

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $4,780 and $275,944, respectively)	$82,248,928	$3,774,201	$7,322,034

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	3,472,811	23,469	632,620

Dividends — affiliated issuers	500,216	—	—

Total Investment Income	86,221,955	3,797,670	7,954,654

Expenses:

Management fees	5,022,430	465,077	926,880

Trustee fees	28,708	9,335	9,766

Total expenses	5,051,138	474,412	936,646

Less — expense reductions	(17,062)	(2,489)	(1,684)

Net expenses	5,034,076	471,923	934,962

NET INVESTMENT INCOME	81,187,879	3,325,747	7,019,692

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(72,501,261)	(5,278,475)	(6,359,402)

In-kind redemptions	418,674,072	9,915,623	8,745,392

Futures contracts	948,284	1,076,614	162,761

Foreign currency transactions	—	—	(11,962)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	1,127,850,092	32,012,935	78,130,808

Futures contracts	472,945	113,350	113,321

Foreign currency translations	—	—	(6,287)

Net realized and unrealized gain	1,475,444,132	37,840,047	80,774,631

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,556,632,011	$41,165,794	$87,794,323

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$6,281,312	$29,949,389	$69,239	$418,036

Net realized gain (loss)	(14,639,388)	(33,527,367)	288,405	(417,799)

Net change in unrealized gain	61,108,859	30,610,672	405,552	2,130,680

Net increase in net assets resulting from operations	52,750,783	27,032,694	763,196	2,130,917

Distributions to shareholders:

From distributable earnings	(12,364,152)	(25,009,312)	(95,271)	(359,836)

From share transactions:

Proceeds from sales of shares	–	62,411,100	–	–

Cost of shares redeemed	(65,404,084)	(119,934,568)	(1,700,198)	(2,547,509)

Net decrease in net assets resulting from share transactions	(65,404,084)	(57,523,468)	(1,700,198)	(2,547,509)

TOTAL DECREASE	(25,017,453)	(55,500,086)	(1,032,273)	(776,428)

Net Assets:

Beginning of period	$969,707,613	$1,025,207,699	$11,587,034	$12,363,462

End of period	$944,690,160	$969,707,613	$10,554,761	$11,587,034

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$27,465,054	$91,862,520	$125,221	$275,723

Net realized loss	(33,688,324)	(56,523,195)	(126,640)	(189,702)

Net change in unrealized gain	262,637,505	408,781,803	1,846,635	1,786,105

Net increase in net assets resulting from operations	256,414,235	444,121,128	1,845,216	1,872,126

Distributions to shareholders:

From distributable earnings	(30,136,104)	(90,840,491)	(176,236)	(259,624)

From share transactions:

Proceeds from sales of shares	46,484,328	222,011,550	7,419,872	–

Cost of shares redeemed	–	(44,267,175)	–	–

Net increase in net assets resulting from share transactions	46,484,328	177,744,375	7,419,872	–

TOTAL INCREASE	272,762,459	531,025,012	9,088,852	1,612,502

Net Assets:
Beginning of period	$3,251,061,785	$2,720,036,773	$13,671,275	$12,058,773

End of period	$3,523,824,244	$3,251,061,785	$22,760,127	$13,671,275

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® U.S. Large Cap Equity ETF		ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$81,187,879	$167,259,552	$3,325,747	$6,802,784

Net realized gain	347,121,095	463,281,433	5,713,762	7,994,471

Net change in unrealized gain	1,128,323,037	860,961,368	32,126,285	13,562,819

Net increase in net assets resulting from operations	1,556,632,011	1,491,502,353	41,165,794	28,360,074

Distributions to shareholders:

From distributable earnings	(85,094,604)	(170,189,662)	(3,515,617)	(6,492,896)

From share transactions:

Proceeds from sales of shares	425,524,968	551,981,819	6,120,776	40,329,686

Cost of shares redeemed	(1,066,571,335)	(2,079,315,418)	(30,332,886)	(62,627,817)

Net decrease in net assets resulting from share transactions	(641,046,367)	(1,527,333,599)	(24,212,110)	(22,298,131)

TOTAL INCREASE (DECREASE)	830,491,040	(206,020,908)	13,438,067	(430,953)

Net Assets:

Beginning of period	$11,410,473,039	$11,616,493,947	$482,838,838	$483,269,791

End of period	$12,240,964,079	$11,410,473,039	$496,276,905	$482,838,838

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® World Low Vol Plus Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$7,019,692	$14,003,105

Net realized gain (loss)	2,536,789	(24,561,263)

Net change in unrealized gain	78,237,842	78,892,266

Net increase in net assets resulting from operations	87,794,323	68,334,108

Distributions to shareholders:

From distributable earnings	(7,455,043)	(13,421,605)

From share transactions:

Proceeds from sales of shares	65,700,492	109,729,323

Cost of shares redeemed	(35,947,938)	–

Net increase in net assets resulting from share transactions	29,752,554	109,729,323

TOTAL INCREASE	110,091,834	164,641,826

Net Assets:

Beginning of period	$722,753,611	$558,111,785

End of period	$832,845,445	$722,753,611

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 29, 2024
	(Unaudited)		2023	2022	2021	2020		2019

Per Share Operating Performance:
Net asset value, beginning of period	$29.61		$29.42	$39.33	$33.28	$31.12		$32.98

Net investment income(a)	0.20		0.91	1.13	0.67	0.80	(b)	0.75
Net realized and unrealized gain (loss)	1.54		0.06	(9.55)	6.07	2.17		(1.79)

Total from investment operations	1.74		0.97	(8.42)	6.74	2.97		(1.04)

Distributions to shareholders from net investment income	(0.38)		(0.78)	(1.49)	(0.69)	(0.81)		(0.82)

Net asset value, end of period	$30.97		$29.61	$29.42	$39.33	$33.28		$31.12

Market price, end of period	$30.70		$29.48	$29.03	$39.16	$33.28		$31.14

Total Return at Net Asset Value(c)	5.95%		3.50%	(21.97)%	20.49%	9.55%		(3.21)%

Net assets, end of period (in 000’s)	$944,690		$969,708	$1,025,208	$1,388,289	$1,710,477		$1,699,201

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.45%	0.45%	0.45%		0.45%

Ratio of total expenses to average net assets	0.50	%(d)	0.52%	0.51%	0.51%	0.52%		0.51%

Ratio of net investment income to average net assets	1.34	%(d)	3.15%	3.29%	1.76%	2.55	%(b)	2.37%

Portfolio turnover rate(e)	6%		21%	18%	46%	38%		28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.09% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Europe Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 29, 2024
	(Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:
Net asset value, beginning of period	$33.11		$27.47	$37.99	$29.85	$28.59	$30.82

Net investment income(a)	0.20		1.16	1.01	0.84	0.58	0.89
Net realized and unrealized gain (loss)	2.14		5.50	(10.29)	8.15	1.27	(1.84)

Total from investment operations	2.34		6.66	(9.28)	8.99	1.85	(0.95)

Distributions to shareholders from net investment income	(0.27)		(1.02)	(1.24)	(0.85)	(0.59)	(1.28)

Net asset value, end of period	$35.18		$33.11	$27.47	$37.99	$29.85	$28.59

Market price, end of period	$35.17		$33.05	$27.26	$38.05	$29.81	$28.62

Total Return at Net Asset Value(b)	7.09%		24.40%	(24.81)%	30.45%	6.69%	(3.15)%

Net assets, end of period (in 000’s)	$10,555		$11,587	$12,363	$20,893	$16,416	$18,584

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.24	%(c)	3.74%	2.98%	2.47%	2.01%	3.07%

Portfolio turnover rate(d)	6%		14%	19%	19%	18%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 29, 2024
	(Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:
Net asset value, beginning of period	$31.20		$27.64	$35.76	$28.72	$27.70	$29.42

Net investment income(a)	0.26		0.92	0.96	0.75	0.57	0.86
Net realized and unrealized gain (loss)	2.17		3.55	(8.07)	6.97	1.05	(1.78)

Total from investment operations	2.43		4.47	(7.11)	7.72	1.62	(0.92)

Distributions to shareholders from net investment income	(0.29)		(0.91)	(1.01)	(0.68)	(0.60)	(0.80)

Net asset value, end of period	$33.34		$31.20	$27.64	$35.76	$28.72	$27.70

Market price, end of period	$33.38		$31.21	$27.52	$35.75	$28.63	$27.73

Total Return at Net Asset Value(b)	7.84%		16.40%	(20.18)%	27.12%	5.96%	(3.09)%

Net assets, end of period (in 000’s)	$3,523,824		$3,251,062	$2,720,037	$3,093,235	$1,743,562	$1,545,601

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.69	%(c)	3.08%	2.97%	2.31%	2.08%	3.10%

Portfolio turnover rate(d)	7%		14%	18%	21%	20%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the year. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Japan Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 29, 2024
	(Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:
Net asset value, beginning of period	$34.18		$30.15	$37.91	$32.60	$30.59	$32.99

Net investment income(a)	0.31		0.69	0.70	0.60	0.66	0.82
Net realized and unrealized gain (loss)	3.88		3.99	(7.75)	5.25	2.15	(2.29)

Total from investment operations	4.19		4.68	(7.05)	5.85	2.81	(1.47)

Distributions to shareholders from net investment income	(0.44)		(0.65)	(0.71)	(0.54)	(0.80)	(0.93)

Net asset value, end of period	$37.93		$34.18	$30.15	$37.91	$32.60	$30.59

Market price, end of period	$37.90		$34.18	$29.78	$37.75	$32.51	$30.52

Total Return at Net Asset Value(b)	12.39%		15.69%	(18.76)%	18.02%	9.15%	(4.32)%

Net assets, end of period (in 000’s)	$22,760		$13,671	$12,059	$15,163	$19,561	$24,468

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.76	%(c)	2.19%	2.03%	1.64%	2.09%	2.64%

Portfolio turnover rate(d)	12%		17%	21%	21%	18%	33%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 29, 2024
	(Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:
Net asset value, beginning of period	$88.55		$78.36	$90.95	$70.70	$59.09	$58.75

Net investment income(a)	0.67		1.23	1.17	0.96	1.06	1.03
Net realized and unrealized gain (loss)	12.25		10.21	(12.61)	20.21	11.62	0.30

Total from investment operations	12.92		11.44	(11.44)	21.17	12.68	1.33

Distributions to shareholders from net investment income	(0.68)		(1.25)	(1.15)	(0.92)	(1.07)	(0.99)

Net asset value, end of period	$100.79		$88.55	$78.36	$90.95	$70.70	$59.09

Market price, end of period	$100.75		$88.57	$78.33	$90.91	$70.61	$59.07

Total Return at Net Asset Value(b)	14.68%		14.83%	(12.70)%	30.21%	21.81%	2.42%

Net assets, end of period (in 000’s)	$12,240,964		$11,410,473	$11,616,494	$13,769,847	$10,427,895	$6,606,050

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.48	%(c)	1.53%	1.36%	1.22%	1.72%	1.82%

Portfolio turnover rate(d)	5%		11%	12%	16%	17%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 29, 2024
	(Unaudited)		2023		2022		2021		2020	2019

Per Share Operating Performance:
Net asset value, beginning of period	$58.88		$55.87		$64.97		$43.57		$42.84	$49.49

Net investment income(a)	0.47		0.84	(b)	0.74	(c)	0.53	(d)	0.51	0.57
Net realized and unrealized gain (loss)	4.71		2.97		(9.07)		21.35		0.78	(6.66)

Total from investment operations	5.18		3.81		(8.33)		21.88		1.29	(6.09)

Distributions to shareholders from net investment income	(0.43)		(0.80)		(0.77)		(0.48)		(0.56)	(0.56)

Net asset value, end of period	$63.63		$58.88		$55.87		$64.97		$43.57	$42.84

Market price, end of period	$63.48		$58.85		$55.92		$64.94		$43.63	$42.84

Total Return at Net Asset Value(e)	8.83%		6.95%		(12.95)%		50.45%		3.13%	(12.28)%

Net assets, end of period (in 000’s)	$496,277		$482,839		$483,270		$412,543		$152,484	$96,399

Ratio of net expenses to average net assets	0.20	%(f)	0.20%		0.20%		0.20%		0.20%	0.20%

Ratio of net investment income to average net assets	1.60	%(f)	1.49	%(b)	1.22	%(c)	0.90	%(d)	1.21%	1.32%

Portfolio turnover rate(g)	7%		17%		20%		25%		20%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.23 per share and 0.41% of average net assets.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.21 per share and 0.34% of average net assets.
(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.16% of average net assets.
(e)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS ACTIVEBETA ® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® World Low Vol Plus Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period March 15, 2022* to August 31, 2022

Per Share Operating Performance:
Net asset value, beginning of period	$41.30		$37.97	$40.57

Net investment income(a)	0.40		0.87	0.47
Net realized and unrealized gain (loss)	4.22		3.30	(2.76)

Total from investment operations	4.62		4.17	(2.29)

Distributions to shareholders from net investment income	(0.16)		(0.84)	(0.31)

Net asset value, end of period	$45.76		$41.30	$37.97

Market price, end of period	$45.79		$41.34	$37.98

Total Return at Net Asset Value(b)	11.90%		11.15%	(5.65)%

Net assets, end of period (in 000’s)	$832,845		$722,754	$558,112

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	1.88	%(c)	2.22%	2.54	%(c)

Portfolio turnover rate(d)	12%		31%	13%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements February 29, 2024

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-diversified

ActiveBeta® Emerging Markets Equity ETF	Diversified

ActiveBeta® Europe Equity ETF	Diversified

ActiveBeta® International Equity ETF	Diversified

ActiveBeta® Japan Equity ETF	Diversified

ActiveBeta® U.S. Large Cap Equity ETF	Diversified

ActiveBeta® U.S. Small Cap Equity ETF	Diversified

ActiveBeta® World Low Vol Plus Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for ActiveBeta® World Low Vol Plus Equity ETF, which is listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant

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Notes to Financial Statements (continued) February 29, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly, with the exception of ActiveBeta® Europe Equity ETF and ActiveBeta® Japan Equity ETF, which are paid semiannually. Capital gains distributions, if any, are declared and paid at least annually. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of assets and liabilities denominated in local currency to U.S. dollars. When these events occur, the rates utilized to translate a foreign currency to U.S. dollars may be determined by GSAM under Valuation Procedures as discussed in Note 3.

Monetary policies enacted by government agencies in Egypt that limit their local currency’s repatriation to safeguard U.S. dollar reserves, significantly impacted the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF’s ability to convert assets and liabilities amounts denominated in local currency to U.S. dollars using quoted immediate currency settlement rates. As of February 29, 2024, the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF’s assets and liabilities denominated in Egyptian Pound were valued using the 12-month non-deliverable forward rate.

Effective March 6, 2024, the government of Egypt allowed its currency to float and as a result of the devaluation the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF reverted to using the immediate current settlement rates for the purposes of translating Egyptian Pound-denominated assets and liabilities to U.S. dollars.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

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Notes to Financial Statements (continued) February 29, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 29, 2024:

ActiveBeta® Emerging Markets Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$26,204,339	$3,227,174	$—

Asia	780,379,430	19,633,062	—

Europe	25,170,269	—	—

North America	25,863,137	—	—

South America	42,524,430	14,860,755	—

Exchange-Traded Fund	5,590,347	—	—

Investment Company	12,595,998	—	—

Securities Lending Reinvestment Vehicle	906,385	—	—

Total	$919,234,335	$37,720,991	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ActiveBeta® Europe Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$61,739	$—	$—

Europe	9,362,133	68,913	—

North America	938,558	—	—

Oceania	73,837	—	—

South America	5,355	—	—

Investment Company	48,442	—	—

Securities Lending Reinvestment Vehicle	22,539	—	—

Total	$10,512,603	$68,913	$—

Derivative Type

Assets

Futures Contracts(b)	$1,537	$—	$—

ActiveBeta® International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$879,859,354	$—	$—

Europe	1,813,647,754	12,581,560	—

North America	582,056,843	3,776,226	—

Oceania	217,846,881	—	—

South America	2,014,519	—	—

Investment Company	8,698,821	—	—

Securities Lending Reinvestment Vehicle	59,012,449	—	—

Total	$3,563,136,621	$16,357,786	$—

Derivative Type

Assets

Futures Contracts(b)	$461,846	$—	$—

ActiveBeta® Japan Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$22,685,871	$—	$—

Investment Company	48,147	—	—

Securities Lending Reinvestment Vehicle	152,374	—	—

Total	$22,886,392	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$6,702	$—	$—

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Notes to Financial Statements (continued) February 29, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ActiveBeta® U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$12,212,969,580	$—	$—

Investment Company	13,171,145	—	—

Total	$12,226,140,725	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$532,826	$—	$—

ActiveBeta® U.S. Small Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$429,531	$—	$—

Asia	2,638,849	—	—

Europe	3,606,703	—	—

North America	484,333,768	—	27,278

South America	863,089	—	—

Investment Company	3,112,940	—	—

Securities Lending Reinvestment Vehicle	4,158,292	—	—

Total	$499,143,172	$—	$27,278

Derivative Type

Assets

Futures Contracts(b)	$109,636	$—	$—

ActiveBeta® World Low Vol Plus Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$79,986,385	$—	$—

Europe	113,418,094	700,278	—

North America	612,931,501	—	—

Oceania	22,009,247	—	—

Investment Company	1,142,885	—	—

Securities Lending Reinvestment Vehicle	7,167,244	—	—

Total	$836,655,356	$700,278	$—

Derivative Type

Assets

Futures Contracts(b)	$135,424	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ActiveBeta® Europe Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$1,537	Variation margin on futures contracts	$—

ActiveBeta® International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$461,846	Variation margin on futures contracts	$—

ActiveBeta® Japan Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$6,702	Variation margin on futures contracts	$—

ActiveBeta® U.S. Large Cap Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$532,826	Variation margin on futures contracts	$—

ActiveBeta® U.S. Small Cap Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$109,636	Variation margin on futures contracts	$—

ActiveBeta® World Low Vol Plus Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$135,424	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 29, 2024 is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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Notes to Financial Statements (continued) February 29, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

ActiveBeta® Emerging Markets Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on Update condition	$99,469	$—

ActiveBeta® Europe Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	2,146	2,248

ActiveBeta® International Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	786,834	554,558

ActiveBeta® Japan Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	230	5,760

ActiveBeta® U.S. Large Cap Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	948,284	472,945

ActiveBeta® U.S. Small Cap Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,076,614	113,350

ActiveBeta® World Low Vol Plus Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	162,761	113,321

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4. INVESTMENTS IN DERIVATIVES ( continued)

For the six months ended February 29, 2024, the relevant values for each derivative type was as follows:

Fund	Average Number of Contracts(a)

ActiveBeta® Emerging Markets Equity ETF	55

ActiveBeta® Europe Equity ETF	2

ActiveBeta® International Equity ETF	98

ActiveBeta® Japan Equity ETF	6

ActiveBeta® U.S. Large Cap Equity ETF	106

ActiveBeta® U.S. Small Cap Equity ETF	50

ActiveBeta® World Low Vol Plus Equity ETF	17

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2024, unitary management fees with GSAM were at the following rates for each Fund except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee

ActiveBeta® Europe Equity ETF	0.25%

ActiveBeta® International Equity ETF	0.25%

ActiveBeta® Japan Equity ETF	0.25%

ActiveBeta® U.S. Large Cap Equity ETF	0.09%

ActiveBeta® U.S. Small Cap Equity ETF	0.20%

ActiveBeta® World Low Vol Plus Equity ETF	0.25%

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Notes to Financial Statements (continued) February 29, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 29, 2024, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	0.40%

B. Management Waiver— The ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF and ActiveBeta® World Low Vol Plus Equity ETF invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Treasury Obligations Fund. For the six months ended February 29, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

ActiveBeta® Emerging Markets Equity ETF	$ 3,405

ActiveBeta® Europe Equity ETF	32

ActiveBeta® International Equity ETF	4,433

ActiveBeta® Japan Equity ETF	27

ActiveBeta® U.S. Large Cap Equity ETF	17,062

ActiveBeta® U.S. Small Cap Equity ETF	2,489

ActiveBeta® World Low Vol Plus Equity ETF	1,684

C. Other Expense Agreements and Affiliated Transactions— GSAM has agreed to reduce or limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 29, 2024, these expense reimbursements amounted to $254,494.

D. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. and Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 29, 2024:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

ActiveBeta® Emerging Markets Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ –	$39,878,316	$(27,282,317)	$12,595,998	12,595,998	$97,186

ActiveBeta® Europe Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	248,044	(199,602)	48,442	48,442	913

ActiveBeta® International Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	29,949,182	(21,250,361)	21,250,361	21,250,361	130,384

ActiveBeta® U.S. Large Cap Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	121,669,213	(108,498,068)	13,171,145	13,171,145	500,216

ActiveBeta® U.S. Small Cap Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	15,250,539	(12,137,599)	3,112,940	3,112,940	–

ActiveBeta® World Low Vol Plus Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares

	–	11,097,634	(9,954,749)	1,142,885	1,142,885	–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable

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Notes to Financial Statements (continued) February 29, 2024

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	2,100,000	$61,682,388

Shares redeemed	(2,250,000)	(65,404,084)	(4,200,000)	(119,934,568)

NET DECREASE IN SHARES	(2,250,000)	$(65,404,084)	(2,100,000)	$(58,252,180)

	Goldman Sachs ActiveBeta® Europe Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	—	$—

Shares redeemed	(50,000)	(1,700,198)	(100,000)	(2,546,984)

NET DECREASE IN SHARES	(50,000)	$(1,700,198)	(100,000)	$(2,546,984)

	Goldman Sachs ActiveBeta® International Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,500,000	$46,484,328	7,300,000	$221,995,548

Shares redeemed	—	—	(1,500,000)	(44,265,384)

NET INCREASE IN SHARES	1,500,000	$46,484,328	5,800,000	$177,730,164

	Goldman Sachs ActiveBeta® Japan Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	200,000	$7,419,872	—	$—

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	200,000	$7,419,872	—	$–

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	4,750,000	$425,524,968	6,700,000	$551,981,819

Shares redeemed	(12,150,000)	(1,066,571,335)	(26,100,000)	(2,079,315,418)

NET DECREASE IN SHARES	(7,400,000)	$(641,046,367)	(19,400,000)	$(1,527,333,599)

	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$6,120,776	700,000	$40,329,686

Shares redeemed	(500,000)	(30,332,886)	(1,150,000)	(62,627,817)

NET DECREASE IN SHARES	(400,000)	$(24,212,110)	(450,000)	$(22,298,131)

	Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,500,000	$65,700,492	2,800,000	$109,727,326

Shares redeemed	(800,000)	(35,947,938)	—	—

NET INCREASE IN SHARES	700,000	$29,752,554	2,800,000	$109,727,326

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

ActiveBeta® Emerging Markets Equity ETF	$52,586,311	$117,635,491

ActiveBeta® Europe Equity ETF	681,433	680,763

ActiveBeta® International Equity ETF	245,048,800	244,545,655

ActiveBeta® Japan Equity ETF	9,135,581	1,803,065

ActiveBeta® U.S. Large Cap Equity ETF	608,334,951	603,333,979

ActiveBeta® U.S. Small Cap Equity ETF	33,458,148	32,078,472

ActiveBeta® World Low Vol Plus Equity ETF	91,889,768	92,016,390

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Notes to Financial Statements (continued) February 29, 2024

7. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	$—	$12,351,692

Goldman Sachs ActiveBeta® Europe Equity ETF	—	1,693,596

Goldman Sachs ActiveBeta® International Equity ETF	45,581,913	—

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	423,584,235	1,065,899,449

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	6,118,006	30,221,140

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF	65,247,517	35,936,866

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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8. SECURITIES LENDING ( continued)

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024 are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2024.

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

ActiveBeta® Emerging Markets Equity ETF	$5,450,496	$22,554,153	$(27,098,264)	$906,385

ActiveBeta® Europe Equity ETF	132,123	881,405	(990,989)	22,539

ActiveBeta® International Equity ETF	37,159,558	305,582,144	(283,729,253)	59,012,449

ActiveBeta® Japan Equity ETF	96,777	1,906,223	(1,850,626)	152,374

ActiveBeta® U.S. Large Cap Equity ETF	39,027,450	29,499,199	(68,526,649)	—

ActiveBeta® U.S. Small Cap Equity ETF	2,764,662	13,889,411	(12,495,781)	4,158,292

ActiveBeta® World Low Vol Plus Equity ETF	2,067,149	41,568,064	(36,467,969)	7,167,244

9. TAX INFORMATION

As of the Fund’s most recent fiscal year ended August 31, 2023, the Fund’s capital loss carryforward and certain timing differences on a tax-basis were as follow:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(31,389,025)	$(1,208,253)	$(96,667,452)	$(559,539)	$(276,490,779)

Perpetual Long-Term	—	(2,369,425)	(118,383,474)	(905,890)	248,471,968

Total capital loss carryforwards	(31,389,025)	(3,577,678)	(215,050,926)	(1,465,429)	(28,018,811)

Timing differences

(Post-October Capital

Loss Deferral/Qualified

Late Year Loss Deferral)	(31,927,009)	(194,024)	(65,186,861)	(185,059)	(301,619,129)

				ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Capital loss carryforwards:

Perpetual Short-Term				$(12,028,913)	$(5,514,785)

Perpetual Long-Term				(4,515,494)	—

Total capital loss carryforwards				(16,544,407)	(5,514,785)

Timing differences

(Post-October Capital

Loss Deferral/Qualified

Late Year Loss Deferral)				(9,760,708)	(23,615,451)

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Notes to Financial Statements (continued) February 29, 2024

9. TAX INFORMATION continued)

As of February 29, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF

Tax Cost	$844,456,850	$9,429,796	$2,994,388,535	$19,397,034	$8,276,811,448

Gross unrealized gain	280,166,799	2,235,348	764,061,430	4,267,187	4,298,095,222

Gross unrealized loss	(167,668,323)	(1,083,628)	(178,955,558)	(777,829)	(348,765,945)

Net unrealized gain (loss)	$112,498,476	$1,151,720	$585,105,872	$3,489,358	$3,949,329,277

				ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Tax Cost				$455,831,351	$736,405,927

Gross unrealized gain				108,675,801	122,010,470

Gross unrealized loss				(65,336,702)	(21,060,763)

Net unrealized gain (loss)				$43,339,099	$100,949,707

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, differences in the tax treatment of partnership investments, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk— The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Geographic Risk— If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact

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10. OTHER RISKS ( continued )

of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Industry Concentration Risk— In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Style Risk— Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

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Notes to Financial Statements (continued) February 29, 2024

10. OTHER RISKS (continued )

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders to be held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal
Election of Trustees	For	Withheld

Gregory G Weaver	312,642,103	27,755,773

Dwight L. Bush	339,557,290	840,586

Kathryn A. Cassidy	339,692,259	705,617

John G. Chou	339,628,535	769,341

Joaquin Delgado	339,626,867	771,009

Eileen H. Dowling	339,570,827	827,049

Paul C. Wirth	339,591,397	806,479

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap ETF, Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF and Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF and Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), (ii) its underlying index and (except for the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider; and
(ii)

the with respect to the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, comparative information on the advisory fees charged and services provided to other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) managed by the Investment Adviser having investment objectives and policies similar to those of the Fund;

(e)

with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider (except for the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF, which commenced operations in 2022), its processes in producing that data for the Fund;

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs (continued)

(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(l)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track proprietary indices created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2023, and updated information prepared by the Investment Adviser regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective proprietary index and (except for the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF), to a comparable market capitalization-weighted reference index and a composite of accounts with comparable investment strategies managed by the Investment Adviser. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its respective proprietary index.

In addition, the Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. With respect to the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, the Trustees also considered comparative fee information for services provided by the Investment Adviser to accounts having investment objectives and policies similar to those of the Fund, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to such account which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive. They noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund. The Trustees also considered that no license fees would be payable to the Investment Adviser by the Funds for use of the indices created by the Investment Adviser.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for the Funds (except for Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF) was provided for 2022 and 2021. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its realized profits, and information comparing the contractual management fee rate charged by other advisers to other funds in the peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2024.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), (ii) its underlying index and a composite of accounts with comparable investment strategies managed by the Investment Adviser; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser and its affiliates to implement an expense limitation;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs (continued)

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Fund. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of March 31, 2023, and updated information prepared by the Investment Adviser regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on the Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a composite of accounts with comparable investment strategies managed by the Investment Adviser. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Costs of Services Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate payable by the Fund. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and non-advisory services that were directed to the needs and operations of the Fund as an ETF.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs (continued)

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund. In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level pursuant to the permanent expense limitation agreement in place and reviewed the Fund’s total operating expense ratio (both gross and net of expense limitations). They considered that no license fees would be payable to the Investment Adviser by the Fund for use of the index created by the Investment Adviser.

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for the Fund was provided for 2022 and 2021. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, does not have management fee breakpoints. They considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its realized profits, information comparing the contractual management fee rate charged by other advisers to other funds in the peer group, and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets. They further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Fund’s securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs (continued)

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2024.

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Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2023 through February 29, 2024, which represents a period of 182 days in a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

umber in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ActiveBeta® Emerging Markets Equity ETF				ActiveBeta® Europe Equity ETF				ActiveBeta® International Equity ETF				ActiveBeta® Japan Equity ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,059.52		$2.30	$1,000.00	$1,070.87		$1.29	$1,000.00	$1,078.45		$1.29	$1,000.00	$1,123.87		$1.32
Hypothetical 5% return	1,000.00	1,022.63	+	2.26	1,000.00	1,023.62	+	1.26	1,000.00	1,023.62	+	1.26	1,000.00	1,023.62	+	1.26

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

	ActiveBeta® U.S. Large Cap Equity ETF				ActiveBeta® U.S. Small Cap Equity ETF				ActiveBeta® World Low Vol Plus Equity ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,146.80		$0.48	$1,000.00	$1,088.30		$1.04	$1,000.00	$1,119.05		$1.32
Hypothetical 5% return	1,000.00	1,024.42	+	0.45	1,000.00	1,023.87	+	1.01	1,000.00	1,023.62	+	1.26

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The annualized net expense ratios for the period were as follows:

Fund
ActiveBeta® Emerging Markets Equity ETF	0.45%
ActiveBeta® Europe Equity ETF	0.25
ActiveBeta® International Equity ETF	0.25
ActiveBeta® Japan Equity ETF	0.25
ActiveBeta® U.S. Large Cap Equity ETF	0.09
ActiveBeta® U.S. Small Cap Equity ETF	0.20
ActiveBeta® World Low Vol Plus Equity ETF	0.25

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FUNDS PROFILE

Goldman Sachs ETFs

THE GOLDMAN

SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

∎	Disciplined Processes

Innovative, Value-Added Investment Products

∎	Thoughtful Solutions

∎	Risk Management

Outstanding Client Service

∎	Dedicated Service Teams

∎	Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE - TRADED FUNDS

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

Goldman Sachs Access Investment Grade Corporate Bonds ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access U.S. Aggregate Bond ETF

Goldman Sachs Access Ultra Short Bond ETF

Goldman Sachs ActiveBeta(®) Emerging Markets Equity ETF

Goldman Sachs ActiveBeta(®) Europe Equity ETF

Goldman Sachs ActiveBeta(®) International Equity ETF

Goldman Sachs ActiveBeta(®) Japan Equity ETF

Goldman Sachs ActiveBeta(®) U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta(®) U.S. Small Cap Equity ETF

Goldman Sachs ActiveBeta(®) World Low Vol Plus Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs Community Municipal Bond ETF

Goldman Sachs Defensive Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs MarketBeta(®) Emerging Markets Equity ETF

Goldman Sachs MarketBeta(®) International Equity ETF

Goldman Sachs MarketBeta(®) Total International Equity ETF

Goldman Sachs MarketBeta(®) U.S. 1000 Equity ETF

Goldman Sachs MarketBeta(®) U.S. Equity ETF

Goldman Sachs MarketBeta(®) Russell 1000 Growth Equity ETF

Goldman Sachs MarketBeta(®) Russell 1000 Value Equity ETF

Goldman Sachs Nasdaq-100 Core Premium Income ETF

Goldman Sachs North American Pipelines & Power Equity ETF

Goldman Sachs Small Cap Core Equity ETF

Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

The MSCI Emerging Markets Index, MSCI Europe Index, MSCI World ex USA Index and MSCI Japan Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® Emerging Markets Equity Index, Goldman Sachs ActiveBeta® Europe Equity Index, Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Japan Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Japan Equity ETF (the “ActiveBeta® ETFs” or the “Funds”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The Russell 2000® Index was used by Goldman Sachs Asset Management or its affiliate as the starting universe for selection of the companies included in the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index. Frank Russell Company (“Russell”) does not in any way sponsor, support, promote or endorse the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF. In no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the Russell 2000® Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

140

FUNDS PROFILE

Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. It is not possible to invest directly in an index.

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES. GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/ OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO.

GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

141

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Paul C. Wirth John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary THE BANK OF NEW YORK MELLON GOLDMAN SACHS ASSET MANAGEMENT, L.P. Transfer Agent Investment Adviser ALPS DISTRIBUTORS, INC. Distributor Visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) website at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. Neither MSCI nor any other party involved in or related to compiling, computing, or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent. The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or Summary Prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The Summary Prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550. ActiveBeta® is a registered trademark of Goldman Sachs Asset Management. © 2024 Goldman Sachs. All rights reserved. 365209-OTU-2013878 GST 2508 ACTBETASAR-24

Semi-Annual Report Goldman Sachs Funds February 29, 2024

Goldman Sachs Community Municipal Bond ETF

∎	GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Community Municipal Bond ETF

February 29, 2024

The following are highlights both of key factors affecting the municipal bond market and of any key changes made to the Goldman Sachs Community Municipal Bond ETF (the “Fund”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to Fund shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	The broad municipal bond market produced positive returns during the Reporting Period, propelled by especially strong gains in the final two months of 2023.

•	As the Reporting Period began in September 2023, municipal bond yields rose, following the trend in the U.S. Treasury market, as investors anticipated the Federal Reserve would keep interest rates higher for longer. Municipal bond prices, which move inversely with yields, fell.

•	This pattern continued at the start of the fourth calendar quarter, with municipal bond yields hitting 15-year highs during October. Weak market technicals (i.e., supply and demand dynamics) put further pressure on municipal bond market performance.

•	However, in November and December, municipal bond yields fell sharply, following the trajectory of the U.S. Treasury market, as investors positioned themselves to lock in higher yields ahead of the new year. Municipal bond prices also benefited from an increase in demand prior to the seasonal slowdown in activity that historically occurs in the municipal bond market at the end of a calendar year.

•	In January 2024, the broad municipal bond market weakened, as elevated new issue supply and expensive valuations weighed on performance.

•	Municipal bond yields held firm throughout February, rising only modestly compared to U.S. Treasury yields, which increased substantially during the month. Municipal bond market performance was especially noteworthy given the challenging backdrop of heightened new issue supply and negligible investment flows into municipal bond mutual funds.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

FUND BASICS

Community Municipal Bond ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$50.15
Net Asset Value (NAV)[1]	$50.01

1

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Bloomberg Goldman Sachs Community Municipal Index[3]

Shares	2.58%	2.76%	3.23%

2

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

3

“Bloomberg®” and the Bloomberg Goldman Sachs Community Municipal Index (the “Index”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by GSAM. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to GSAM is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to GSAM or the Fund. Bloomberg has no obligation to take the needs of GSAM or the owners of the Fund into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Fund.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	State

Commonwealth of Pennsylvania GO Bonds: First Series of 2016 and First Refunding Series of 2016	0.6%	Pennsylvania

Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2019 Series F, Series F	0.6	Massachusetts

Southern California Public Power Authority and Transmission System Renewal Project RB 2023-1	0.6	California

Fairfax County Public Improvement Bonds Series 2022A, Series A	0.6	Virginia

State of Hawaii GO Bonds of 2015 Series ET, Series ET	0.6	Hawaii

State of California GO Various Purpose Refunding Bonds	0.6	California

State of Illinois GO Bonds, Series May 2023B, Series B	0.6	Illinois

Fairfax County Virginia Public Improvement Bonds Series 2023A, Series A	0.6	Virginia

Dormitory Authority of The State of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt, Series A	0.5	New York

Public Finance Authority Lease Development RB for Ku Campus Development Corp. Central District Development Project Series 2016	0.5	Wisconsin

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/24[5]

Sector Name	Fund

Government	98.8%

[5]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

FUND BASICS

Index Definitions and Industry Terms

“Bloomberg®” and the Bloomberg Goldman Sachs Community Municipal Index (the “Index”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by GSAM. The Goldman Sachs Community Municipal Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Goldman Sachs Community Municipal Bond ETF or any member of the public regarding the advisability of investing in securities generally or in the Goldman Sachs Community Municipal Bond ETF particularly. The only relationship of Bloomberg to GSAM is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to GSAM or the Goldman Sachs Community Municipal Bond ETF. Bloomberg has no obligation to take the needs of GSAM or the owners of the Goldman Sachs Community Municipal Bond ETF into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Goldman Sachs Community Municipal Bond ETF to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Goldman Sachs Community Municipal Bond ETF customers, in connection with the administration, marketing or trading of the Goldman Sachs Community Municipal Bond ETF.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.8%

Alabama - 1.6%
Alabama Public School and College Authority Tax Exempt Capital improvement and RB, Series 2020-A (Aa1/AA)
$30,000	5.000%		11/01/2026	$31,766
30,000	5.000		11/01/2034	34,259
30,000	5.000		11/01/2035	34,122
25,000	4.000		11/01/2036	26,308
Alabama Public School and College Authority Tax Exempt Capital improvement and RB, Series 2020-A (Aa1/AA)
30,000	5.000		11/01/2031	34,388

				160,843

Arizona - 0.5%
Arizona Board of Regents, University of Arizona System Revenue Refunding Bonds Series 2016 (Aa2/AA-)
30,000	3.000		06/01/2034	29,032
City of Mesa Utility Systems Revenue Refunding Bonds Series 2019C (Aa2/AA-)
20,000	5.000		07/01/2034	22,224

				51,256

Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction RB Series 2018 (NR/A)
30,000	5.000		10/01/2030	32,443

California - 15.0%
Anaheim Lease RB Anaheim Public Improvement Project 1997 (AGM) (A1/AA)
50,000	0.000	(a)	09/01/2032	37,978
California Educational Facilities Authority Stanford University RB Series U-2 (Aaa/AAA)
40,000	5.000		10/01/2032	48,773
California Health Facilities Financing Authority, Refunding RB (Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000	3.500		11/15/2034	30,112
California Infrastructure and Economic Development Bank Lease RB
30,000	5.000		08/01/2035	33,361
City of Los Angeles Department of Water and Power Water System RB 2017 Series A (Aa2/AA+)
30,000	5.000		07/01/2033	32,059
County of Santa Clara GO Bonds (Election of 2008) 2013 Series B3 (NR/AAA)
50,000	3.250		08/01/2035	48,799
Department of Water and Power of the City of Los Angeles RB Series 2018 D (Aa2/AA-)
35,000	5.000		07/01/2031	38,716
30,000	5.000		07/01/2034	33,098
Infrastructure and Economic Development Bank, California Clean Water and Drinking Water State Revolving Fund RB Breen Bond Series 2023 (Aaa/AAA)
30,000	5.000		10/01/2028	33,630
Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
30,000	5.000		06/01/2029	34,156
Los Angeles County Public Works Financing Authority Lease RB 2021 Series F Green Bonds (Aa2/AA+)
30,000	5.000		12/01/2034	35,377

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Los Angeles Unified School District 2019 GO Refunding Bond Series A (Aa3/NR)
$40,000	3.000%		01/01/2034	$39,743
Metropolitan Water District of Southern California Subordinate Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000	4.000		07/01/2029	32,361
Palomar Community College District 2015 GO Refunding Bonds (Aa2/AA)
40,000	5.000	(b)	05/01/2030	40,973
San Bernadino Community College District, San Bernardino and Riverside Counties Election of 2002 GO Bonds Series D (Aa1/AA)
50,000	0.000	(a)	08/01/2032	38,508
San Diego Unified School District 2015 GO Refunding Bonds Dedicated Unlimited Ad Valorem Property Tax Bonds Series R-4 (Aa2/AA-)
40,000	5.000		07/01/2025	41,156
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
50,000	0.000	(a)	07/01/2031	39,636
San Francisco Bay Area Rapid Transit District GO Bonds Election of 2016 2017 Series A-1 Green Bonds (Aaa/A+)
30,000	5.000		08/01/2031	32,216
25,000	4.000		08/01/2036	25,621
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Bonds 2015 Refunding Series A (NR/AA+)
30,000	5.000		07/01/2027	30,794
San Jose Evergreen California Community College District GO Bonds Election of 2004 B (AGM) (Aa1/AA+)
50,000	0.000	(a)	09/01/2031	39,399
Santa Clara Unified School District Election of 2014 GO Bonds Series 2019 (Aaa/AAA)
30,000	3.000		07/01/2033	29,561
Southern California Public Power Authority and Transmission System Renewal Project RB 2023-1 (Aa2/NR)
50,000	5.000		07/01/2034	61,519
State of California Department of Water Resources and Water System Central Valley Project RB Series AX (Aa1/AAA)
35,000	5.000		12/01/2030	38,325
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000	5.000		03/01/2030	34,365
70,000	5.000		11/01/2031	80,390
30,000	5.000		03/01/2032	34,245
30,000	5.000		11/01/2032	33,233
30,000	5.000		03/01/2034	34,211
State of California GO Various Purpose Refunding Bonds (Aa2/AA-)
30,000	5.000		11/01/2030	32,656
50,000	5.000		11/01/2032	59,882
40,000	4.000		11/01/2034	41,461
State of California Tax Exempt Various Purpose GO Refunding Bonds (Aa2/AA-)
50,000	5.000		09/01/2028	51,456
20,000	5.000		10/01/2028	22,162
State of California Tax Exempt Various Purpose GO Refunding Bonds Bid Group B (Aa2/AA-)
30,000	3.375		09/01/2033	30,071

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
State of California Various Purpose GO Bonds (Green Bonds) (Aa2/AA-)
$40,000	3.750%		10/01/2037	$39,610
State Public Works Board of the State of California Lease Revenue Refunding Bonds 2015 Series G (Aa3/A+)
20,000	5.000		05/01/2025	20,470
The Regents of the University of California General Revenue Bonds 2017 Series AY (Aa2/AA)
30,000	5.000		05/15/2032	32,224
The Regents of the University of California Limited Project RB 2022 Series S Forward Delivery (Aa3/AA-)
25,000	5.000		05/15/2031	29,583
WM S Hart High School District GO Bonds Election 2001 2005 B (AGM) (Aa2/AA)
30,000	0.000	(a)	09/01/2029	25,223

				1,497,113

Colorado - 1.1%
Colorado Health Facilities Authority Hospital RB Series 2015 (NR/A)
30,000	5.000		01/15/2035	30,917
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
30,000	5.000		11/01/2034	32,656
State of Colorado Higher Education Capital Construction Lease Purchase Financing program Certificates of Participation Series 2014 A (Aa2/AA-)
40,000	5.000		11/01/2025	41,354

				104,927

Connecticut - 2.0%
Connecticut State Health & Educational Facilities Authority RB Quinnipiac University Issue Series L (A3/A-)
25,000	5.000		07/01/2032	25,552
State of Connecticut GO Bonds (Aa3/AA-)
30,000	5.000		11/15/2030	30,939
30,000	5.000		11/15/2032	30,914
State of Connecticut GO Bonds 2015 Series A (Aa3/AA-)
20,000	4.000		03/15/2032	20,064
State of Connecticut GO Refunding Bonds Series 2016 B (Aa3/AA-)
30,000	5.000		05/15/2027	31,350
State of Connecticut Tax Exempt GO Bonds 2018 Series E (Aa3/AA-)
30,000	5.000		09/15/2034	32,749
State of Connecticut Tax Exempt GO Bonds Series 2018 E (Aa3/AA-)
30,000	5.000		09/15/2025	30,874

				202,442

Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A (Aaa/AAA)
27,000	5.000		01/01/2028	29,469

District of Columbia - 1.9%
District of Columbia Hospital RB Refunding Children’s Hospital Obligated Group Issue Series 2015 (A1/NR)
30,000	5.000		07/15/2031	30,896

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
District of Columbia Washington D.C. GO Bonds Series 2015B (Aaa/AA+)
$20,000	5.000%		06/01/2026	$20,486
District of Columbia Washington D.C. GO Bonds Series 2017D (Aaa/AA+)
40,000	4.000		06/01/2033	41,328
District of Columbia Washington D.C. GO Bonds Series 2021D (Aaa/AA+)
30,000	5.000		02/01/2029	33,461
District of Columbia Washington D.C. Income Tax Secured RB Series 2019A Tax Exempt (Aa1/AAA)
30,000	5.000		03/01/2028	32,803
30,000	5.000		03/01/2030	33,777

				192,751

Florida - 4.8%
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017 (A1/A+)
20,000	5.000		10/01/2032	21,221
City of Jacksonville Transportation RB Refunding Series 2015 (Aa3/AA-)
30,000	3.000		10/01/2031	29,655
City of Jacksonville Transportation Refunding RB Series 2015 (Aa3/AA-)
30,000	5.000		10/01/2027	30,789
City of Lakeland Energy System Refunding RB Series 2016 (Aa3/AA)
40,000	2.500		10/01/2027	38,751
Florida Housing Finance Corporation Homeowner Mortgage RB 2021 Series 1 Non-AMT (Social Bonds) (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000	1.800		07/01/2036	22,980
Florida State Board of Education Public Education Capital Outlay Refunding Bonds 2019 Series C (Aaa/AAA)
30,000	5.000		06/01/2031	33,675
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017A AMT of The City of Orlando Florida (A1/A+)
20,000	5.000	(b)	10/01/2029	21,249
JEA Water and Sewer System RB 2017 Series A (Aa2/AA+)
35,000	5.000		10/01/2025	36,129
Miami-Dade County Water and Sewer System Revenue Refunding Bonds Series 2017B (Aa3/AA-)
30,000	5.000		10/01/2032	30,706
Orlando Utilities Commission Utility System RB Series 2018A (Aa2/AA)
30,000	5.000		10/01/2032	32,392
Orlando Utilities Commission Utility System Revenue Refunding Bonds Series 2013A (Aa2/AA)
30,000	5.000		10/01/2024	30,311
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds Series 2017A (Aa3/AA-)
20,000	5.000		06/01/2030	21,247
Seminole County Water and Sewer Refunding RB Series 2015 A (Aa2/AA+)
30,000	4.000		10/01/2030	30,319

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
State of Florida Full Faith and Credit State Board of Education Public Education Capital Outlay Refunding Bonds 2022 Series B Forward Delivery (Aaa/AAA)
$30,000	5.000%		06/01/2028	$32,997
Tampa Bay Wtr Fla Util Sys Rev Ref & Impt Rev Bonds 2001 A (NATL) (Aa1/AA+)
30,000	6.000		10/01/2029	35,391
The School Board of Miami-Dade County Florida Certificates of Participation Series 2015D (A1/A+)
35,000	4.000		02/01/2032	35,708

				483,520

Georgia - 1.2%
City of Atlanta Airport Passenger Facility Charge and Subordinate Lien General RB Series 2023E (Aa3/NR)
40,000	5.000		07/01/2034	45,358
Forsyth County School District Georgia GO Bonds Series 2020 (Aaa/AAA)
30,000	5.000		02/01/2030	34,234
State of Georgia GO Bonds 2015A Tranche 1 (Aaa/AAA)
35,000	4.000		02/01/2033	35,225

				114,817

Hawaii - 4.2%
City and County of Honolulu GO Bonds Series 2017D Tax-Exempt Refunding Bonds (Aa2/NR)
30,000	5.000		09/01/2032	32,049
City and County of Honolulu GO Bonds Series 2018A Tax Exempt (Aa2/NR)
30,000	5.000		09/01/2029	32,978
City and County of Honolulu GO Bonds Series 2022A Tax Exempt Forward Refunding (Aa2/NR)
30,000	5.000		11/01/2027	32,483
City and County of Honolulu GO Bonds Series C (Aa2/NR)
30,000	4.000		10/01/2033	30,247
City and County of Honolulu GO Tax Exempt Refunding Bonds Series 2017D (Aa2/NR)
30,000	5.000		09/01/2033	32,038
City and County of Honolulu Transit Improvements GO Series E (Aa2/NR)
30,000	5.000		03/01/2029	33,449
City and County of Honolulu Wastewater System RB Junior Series 2015A Refunding Second Bond Resolution (Aa3/NR)
40,000	5.000		07/01/2026	40,978
State of Hawaii GO Bonds of 2015 Series ET (Aa2/AA+)
60,000	3.250	(b)	10/01/2032	60,238
State of Hawaii GO Bonds Of 2018 Series FT (Aa2/AA+)
30,000	5.000		01/01/2034	32,399
State of Hawaii GO Bonds Series 2017 FK (Aa2/AA+)
30,000	5.000		05/01/2033	31,841
State of Hawaii GO Refunding Bonds of 2017 Series FN (Aa2/AA+)
30,000	5.000		10/01/2029	32,259
State of Hawaii GO Refunding Bonds Series 2017 FN (Aa2/AA+)
30,000	5.000		10/01/2026	31,656

				422,615

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois - 3.7%
Illinois Community College District No. 512 GO Bonds Series 2020 (Aaa/NR)
$40,000	4.000%		12/15/2029	$41,868
Illinois Finance Authority RB for The University of Chicago, Series 2021A (Forward Delivery) (Aa2/AA-)
20,000	5.000		10/01/2032	23,581
Illinois Finance Authority RB Rush University Medical Center Obligated Group Series 2015A (A1/A+)
30,000	5.000		11/15/2029	30,536
30,000	5.000		11/15/2034	30,411
Illinois St GO Bonds October 2020 B (A3/A-)
40,000	4.000		10/01/2032	41,407
20,000	4.000		10/01/2034	20,448
Regional Transportation Authority Go Bonds 2004A (AGM) (Aa3/AA)
30,000	5.750		06/01/2029	33,874
Sales Tax Securitization Corp. Sales Tax Securitization Bonds Series 2023A Social Bonds (NR/AA-)
20,000	3.000		01/01/2027	19,687
State of Illinois GO Bonds Series December 2017B (A3/A-)
35,000	5.000		12/01/2025	35,964
State of Illinois GO Bonds Series November 2019A (A3/A-)
30,000	5.000		11/01/2026	31,326
State of Illinois GO Bonds, Series May 2023B (A3/A-)
50,000	5.000		05/01/2034	56,511

				365,613

Indiana - 0.4%
Indiana Revenues Special Program Carmel Jr Waterworks Project Series 2008 B (AGM) (A1/AA)
30,000	0.000	(a)	06/01/2031	23,203
The Trustees of Indiana University Indiana University Consolidated RB Series 2015A (Aaa/AAA)
20,000	5.000		06/01/2026	20,476

				43,679

Iowa -1.0%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds Series S.U.I. 2022C University of Iowa Hospitals and Clinics (Aa2/AA)
30,000	5.000		09/01/2028	32,955
Iowa Finance Authority State Revolving Fund RB Series 2017 Green Bonds (Aaa/AAA)
30,000	5.000		08/01/2027	32,381
30,000	5.000		08/01/2030	32,346

				97,682

Kentucky - 0.8%
Kentucky Municipal Power Agency Power System Revenue Refunding Bonds for Prairie State Project Series 2015A (NATL) (Baa1/NR)
30,000	5.000		09/01/2025	30,676
Kentucky Municipal Power Agency Power System Revenue Refunding Bonds Prairie State Project Series 2015A (NATL) (Baa1/NR)
45,000	5.000		09/01/2024	45,323

				75,999

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana - 0.9%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
$30,000	5.000%		12/01/2025	$30,986
City of Shreveport La Water & Sewer RB Junior Lien Series 2018C (BAM) (Baa2/AA)
20,000	5.000		12/01/2026	20,962
Louisiana Public Facilities Authority RB for Ochsner Clinic Foundation Project Series 2002B (Aaa/NR)
40,000	5.500	(b)	05/15/2027	41,323

				93,271

Maryland - 2.1%
Montgomery County GO Consolidated Public Improvement Bonds Series 2020 A (Aaa/AAA)
30,000	4.000		08/01/2031	32,316
State of Maryland GO Bonds State and Local Facilities Loan of 2019 First Series Tax Exempt Bonds Bidding Group 1 (Aaa/AAA)
30,000	5.000		03/15/2027	32,108
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Bidding Group 2 (Aaa/AAA)
30,000	5.000		08/01/2032	34,434
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Second Series A Bidding Group 1 Bonds (Aaa/AAA)
30,000	5.000		08/01/2028	33,147
35,000	5.000		08/01/2030	40,301
Washington Suburban Sanitary District Maryland Consolidated Public Improvement Refunding Bonds of 2020 Montgomery and Prince George’s Counties Maryland (CNTY GTD) (Aaa/AAA)
30,000	5.000		06/01/2030	34,436

				206,742

Massachusetts - 2.4%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2019 Series F (Aa1/AA+)
55,000	5.000		05/01/2029	61,728
Commonwealth of Massachusetts GO Refunding Bonds 2018 Series C (Aa1/AA+)
20,000	5.000		09/01/2032	23,803
Massachusetts Bay Transportation Authority RB Series 2005 A (Aa2/AA+)
30,000	5.000		07/01/2025	30,811
Massachusetts Development Finance Agency RB, Northeastern University Issue, Series 2022 (A1/NR)
40,000	5.000		10/01/2035	47,392
School Building Authority Senior Dedicated Sales Tax Refunding Bonds Series 2015 C (Aa2/AA+)
30,000	5.000		08/15/2025	30,948
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018, Series B (Aa1/AA+)
40,000	5.000		01/01/2027	42,577

				237,259

Michigan - 0.7%
Michigan State Housing Development Authority Rental Housing RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000	2.875		10/01/2034	31,576

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
State of Michigan Michigan GO Environmental Program and Refunding Bonds Series 2017A Tax Exempt (Aa1/AA)
$35,000	5.000%		05/01/2026	$36,555

				68,131

Minnesota - 0.4%
State of Minnesota GO State Various Purpose Bonds Series 2018A (Aaa/AAA)
40,000	5.000		08/01/2031	44,140

Mississippi - 0.5%

Mississippi Development Bank Special Obligation Bonds Series 2015A Jackson Public School District GO Refunding Bond Project Series 2015B Jackson Public School District Limited Tax Refunding Note Project (NR/A+)

20,000	5.000		04/01/2026	20,694
State of Mississippi Tax Exempt GO Bonds Series 2015A (Aa2/AA)
30,000	4.000	(b)	10/01/2033	30,476

				51,170

Missouri - 0.6%
Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds for Plum Point Project Series 2014A (A3/A-)
30,000	5.000		01/01/2026	30,400
Missouri Joint Municipal Electric Utility Commission Power Project RB Refunding Bonds for Prairie State Project Series 2015A (A2/NR)
30,000	5.000		12/01/2030	30,498

				60,898

Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
50,000	3.900	(c)	03/01/2031	48,834

Nebraska - 0.5%
The University of Nebraska Facilities Corp. Facilities Bonds Series 2018 (Aa1/AA)
20,000	5.000		07/15/2026	20,998
The University of Nebraska Facilities Corporation Facilities Bonds Series 2018 (Aa1/AA)
30,000	5.000		07/15/2025	30,806

				51,804

Nevada - 2.0%
Clark County Nevada GO Limited Tax Detention Center Bonds Additionally Secured by Pledged Revenues Series 2019 (Aa1/AA+)
30,000	5.000		06/01/2031	33,390
Clark County Nevada GO Limited Tax Detention Center Bonds Additionally Secured By Pledged Revenues Series 2019 (Aa1/AA+)
40,000	5.000		06/01/2025	40,927
Clark County School District GO Limited Tax Building and Refunding Bonds Series 2017C (A1/AA-)
30,000	5.000		06/15/2029	32,140

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)
Clark County School District GO Limited Tax Building And Refunding Bonds Series 2017C (A1/AA-)
$30,000	5.000%		06/15/2026	$31,401
30,000	5.000		06/15/2027	32,040
Clark County School District Nevada GO Limited Tax School Bonds Additionally Secured By Pledged Revenues Series 2015D (A1/AA-)
25,000	4.000		06/15/2032	25,298

				195,196

New Jersey - 2.6%
Higher Education Student Assistance Authority Senior Student Loan Revenue Refunding Bonds Series 2018B (Aaa/AA)
30,000	5.000		12/01/2027	31,376
New Jersey Economic Development Authority School Facilities Construction Bonds Series 2015 WW (A2/A-)
30,000	4.625	(b)	06/15/2032	30,615
New Jersey Health Care Facilities Financing Authority RB Valley Health System Obligated Group Series 2019 (NR/A)
30,000	5.000		07/01/2032	32,747
New Jersey State Transportation Authority System Bonds Series 2006C (AMBAC) (A2/A-)
25,000	0.000	(a)	12/15/2028	21,556
New Jersey State Transportation Authority System Bonds Series 2006C (AGM) (A1/AA)
20,000	0.000	(a)	12/15/2029	16,747
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
20,000	0.000	(a)	12/15/2031	15,534
30,000	0.000	(a)	12/15/2034	20,784
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
40,000	0.000	(a)	12/15/2027	35,566
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
40,000	0.000	(a)	12/15/2033	28,838
New Jersey Transportation Trust Fund Authority Tax Exempt RB for Transportation System Bonds Series 2019 A (A2/A-)
30,000	5.000		12/15/2025	30,986

				264,749

New Mexico - 0.7%
Albuquerque Bernalillo County Water Utility Authority Senior Lien Joint Water And Sewer System Refunding And Improvement RB (Aa2/AA+)
30,000	5.000		07/01/2025	30,760
New Mexico Hospital Equipment Loan Council Hospital System RB Presbyterian Healthcare Services Series 2015A (Aa3/AA)
40,000	5.000	(b)	08/01/2031	41,014

				71,774

New York - 16.3%
Dormitory Authority of The State of New York New York Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2032	34,402

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
$30,000	5.000%		03/15/2031	$34,440
50,000	4.000		03/15/2034	53,319
Dormitory Authority Of The State Of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2033	34,366
Dormitory Authority of The State of New York New York University RB Series 2015A (Aa2/AA-)
40,000	2.800		07/01/2027	40,020
Dormitory Authority of The State of New York School Districts RB Financing Program RB Series 2017B (AGM ST INTERCEPT) (Aa3/AA)
30,000	5.000		10/01/2028	32,256
30,000	5.000		10/01/2032	32,144
Dormitory Authority of The State of New York State Sales Tax RB Series 2018A (Aa1/AA+)
30,000	5.000		03/15/2028	32,819
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022 Series A Green Bonds (Aa2/AA)
20,000	5.000		02/15/2032	23,653
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal Green Bonds Series 2022 A (Aa2/AA)
30,000	4.000		02/15/2038	31,254
Long Island Power Authority Electric System RB Series C (AGC) (A2/AA)
30,000	5.250		09/01/2029	33,699
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds Subseries 2017B-2 (NR/AA)
25,000	3.125		11/15/2033	24,286
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/A-)
30,000	5.000		11/15/2029	33,229
30,000	5.000		11/15/2033	33,460
Metropolitan Transportation Authority Revenue Refunding Bonds Series 2015C (A3/A-)
30,000	5.250		11/15/2029	30,933
Metropolitan Transportation Authority Revenue Refunding for Climate Bond Certified Series 2017B (A3/A-)
30,000	5.000		11/15/2027	32,189
Metropolitan Transportation Authority Revenue Refunding for Climate Bond Certified Series 2017C-1 (A3/A-)
30,000	5.000		11/15/2025	30,977
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/A-)
30,000	5.000		11/15/2027	32,189
35,000	5.000		11/15/2034	37,442
30,000	3.250		11/15/2036	27,253
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds, Series 2017C-2, Capital Appreciation Bonds, Climate Bond Certified (A3/A-)
30,000	0.000	(a)	11/15/2033	21,403
New York City GO Bonds Fiscal 2019 Series A (Aa2/AA)
30,000	5.000		08/01/2025	30,802

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Housing Development Corp. Multi-Family Housing RB 2017 Series G-1 Sustainable Neighborhood Bonds (Aa2/AA+)
$30,000	3.450%		11/01/2037	$28,392
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution RB Fiscal Series 2015 FF (Aa1/AA+)
30,000	5.000		06/15/2032	30,714
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
30,000	5.000		07/15/2029	30,455
New York City Transitional Finance Authority Building Aid RB Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds (ST AID WITHHLDG) (Aa2/AA)
40,000	5.000		07/15/2030	46,046
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000	5.000		02/01/2030	34,074
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
30,000	5.000		05/01/2030	34,235
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2019 Series A Subseries A-1 (Aa1/AAA)
30,000	5.000		08/01/2034	32,627
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax Exempt Bonds (Aa1/AAA)
30,000	5.000		11/01/2034	34,416
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
30,000	5.000		11/01/2027	32,505
30,000	5.000		11/01/2028	33,249
25,000	5.000		11/01/2034	29,162
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax Exempt (Aa1/AAA)
20,000	5.000		02/01/2035	23,383
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2016 Series C (Aa1/AAA)
20,000	5.000		11/01/2027	20,618
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000	3.500		11/15/2034	30,014
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000	5.000		11/15/2032	30,622
New York State Dormitory Authority RB for Memorial Sloan- Kettering Cancer Center (NATL) (WR/NR)
50,000	0.000	(a)	07/01/2027	45,035

New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revolving Funds RB New York City Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2017 E Subordinated Srf Bonds (Aaa/AAA)

20,000	5.000		06/15/2030	21,531

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Sales Tax Asset Receivable Corp. Sales Tax Asset RB Fiscal 2015 Series A (WR/AA+)
$25,000	5.000	%(b)	10/15/2026	$25,291
20,000	5.000	(b)	10/15/2028	20,233
State of New York Mortgage Agency Homeowner Mortgage RB Series 225 (NON-AMT) (Aa1/NR)
60,000	2.000		10/01/2035	48,124
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000	3.000		08/01/2033	34,269
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-1 (Aa2/AA)
25,000	5.000		03/01/2025	25,032
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000	5.000		08/01/2025	30,802
30,000	5.000		08/01/2026	31,415
30,000	5.000		08/01/2031	32,049
The City of New York GO Bonds Fiscal 2019 Series A (Aa2/AA)
30,000	5.000		08/01/2026	31,415
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000	5.000		08/01/2030	34,143
30,000	5.000		08/01/2034	34,091
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Green Bonds Series 2023A Climate Bond Certified (NR/AA+)
30,000	5.000		11/15/2029	33,998

				1,634,475

North Carolina - 0.8%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000	4.000		03/01/2034	32,339
North Carolina Medical Care Commission Health Care Facilities RB Vidant Health Series 2015 (A2/A)
50,000	4.000		06/01/2034	50,334

				82,673

North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program Bonds Series 2022A (Aaa/AAA)
30,000	5.000		10/01/2031	34,826
State of North Dakota Housing Finance Agency Housing Finance Program Bonds Home Mortgage Finance Program 2021 Series B Non-AMT Social Bonds (Aa1/NR)
40,000	2.300		07/01/2036	32,699

				67,525

Ohio - 3.9%
American Municipal Power Inc. Prairie State Energy Campus Project RB Refunding Series 2019C (A1/A)
30,000	5.000		02/15/2033	33,429
City of Columbus Ohio Various Purpose Limited Tax Bonds Series 2015A (Aaa/AAA)
40,000	5.000		07/01/2025	41,076
City of Columbus Sewerage System RB Refunding Series 2015 (Aa1/AA)
30,000	5.000		06/01/2030	31,301
County of Ohio Hospital Facilities RB for Mercy Health Series 2017A (A2/A+)
40,000	5.000		08/01/2028	43,234

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Hamilton County Ohio Sewer System Refunding RB 2014 Series A The Metropolitan Sewer District Of Greater Cincinnati (Aa2/AA+)
$40,000	5.000%		12/01/2027	$40,491
Ohio Housing Finance Agency Residential Mortgage RB Mortgage-Backed Securities Program 2022 Series A Non- AMT Social Bonds (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000	2.300		03/01/2033	26,281
Ohio Water Development Authority State of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
45,000	4.000		12/01/2037	47,021
Ohio Water Development Authority State Of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000	5.250		12/01/2035	34,708
State of Ohio Higher Education GO Bonds Series 2015C (Aaa/AAA)
30,000	5.000	(b)	11/01/2027	30,692
State of Ohio Infrastructure Improvement GO Refunding Bonds Series 2015C (Aaa/AAA)
30,000	5.000		09/01/2026	31,667
State of Ohio Ohio Higher Education GO Refunding Bonds Series 2017C (Aaa/AAA)
30,000	5.000		08/01/2027	32,361

				392,261

Oklahoma - 0.7%
Board of Regents of The Oklahoma A&M University General Revenue Refunding Bonds Series 2017A (NR/AA-)
35,000	4.000		07/01/2034	35,454
Grand River Dam Authority RB Series 2014A (A1/AA-)
30,000	3.375		06/01/2034	30,006

				65,460

Oregon - 1.9%
City of Portland Oregon Second Lien Sewer System RB 2020 Series A (Aa2/AA)
20,000	5.000		03/01/2027	21,350
Hillsboro School District No. 1J Washington Yamhill And Multnomah Counties Oregon GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
30,000	5.000		06/15/2025	30,720
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
20,000	5.000		08/15/2026	20,818
40,000	5.000		08/15/2033	44,155
State of Oregon Housing and Community Services Department Mortgage RB Single-Family Mortgage Program 2017 Series D Non-AMT (Aa2/NR)
45,000	3.150		07/01/2032	43,048
West Linn-Wilsonville School District No. 3JT GO Bonds for Clackamas and Washington Counties Series 2020A (SCH BD GTY) (Aa1/NR)
50,000	0.000	(a)	06/15/2035	32,750

				192,841

Pennsylvania - 2.6%
Commonwealth Financing Authority Tax Exempt RB Series 2015 A (A1/A)
30,000	5.000		06/01/2033	30,520

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Bonds: First Series of 2016 and First Refunding Series of 2016 (Aa3/A+)
$60,000	5.000%		09/15/2026	$63,305
Department of Water and Power of the City of Los Angeles RB Series 2018 D (A2/A+)
30,000	3.250		07/01/2032	29,698
Philadelphia Authority For Industrial Development City Agreement Revenue Refunding Bonds Cultural And Commercial Corridors Program Series A (A1/A)
45,000	5.000		12/01/2031	46,170
Port Authority of Allegheny County Pennsylvania Special Revenue Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000	5.000		03/01/2029	33,093
Sports and Exhibition Authority of Pittsburgh and Allegheny County Allegheny County Hotel Room Excise Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
30,000	5.000		02/01/2031	34,248
Sports and Exhibition Authority of Pittsburgh and Allegheny County Hotel Room Excise Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
20,000	5.000		02/01/2032	23,185

				260,219

South Carolina - 0.5%
Scago Educational Facilities Corp. For Pickens School District Installment Purchase Refunding RB School District Of Pickens County Project Series 2015 (A1/A)
50,000	5.000		12/01/2027	51,069

Tennessee - 2.0%
Metropolitan Government Nashville & Davidson County Health & Ed. Fac. Board (WR/A)
30,000	5.000		07/01/2031	33,370
State of Tennessee GO Bonds Series 2015 A (Aaa/AAA)
30,000	5.000	(b)	08/01/2032	30,844
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Refunding Series B (ST INTERCEPT) (Aa1/AA+)
30,000	5.000		11/01/2027	32,483
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Series A (ST HGR ED INTERCEPT PROG) (Aa1/AA+)
30,000	5.000		11/01/2033	32,100
The Metropolitan Government Of Nashville And Davidson County GO Improvement Bonds Series 2015C (Aa2/AA+)
30,000	5.000		07/01/2027	30,710
The Metropolitan Government of Nashville and Davidson County GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000	3.000		01/01/2034	38,425

				197,932

Texas - 7.6%
Austin Public Improvement Refunding Bonds 2020 (NR/AAA)
30,000	5.000		09/01/2029	33,791
Board of Regents of The Texas A&M University System Revenue Financing System Bonds Series 2017E (Aaa/AAA)
30,000	5.000		05/15/2028	32,054

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Board of Regents of The University of Houston System Consolidated Revenue and Refunding Bonds Series 2022A (Aa2/AA)
$20,000	5.000%		02/15/2031	$23,051
Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000	5.000		08/15/2032	33,481
City of Austin Travis, Williamson and Hays Counties Electric Utility System RB Refunding Bonds Series 2015A (Aa3/AA-)
30,000	5.000		11/15/2025	30,998
City of Dallas Texas GO Refunding Bonds Series 2019B (NR/AA-)
35,000	5.000		02/15/2026	36,368
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2017B (Aa2/NR)
40,000	5.000		11/15/2025	41,290
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000	5.000		11/15/2032	32,858
Collin County Community College District Texas Limited Tax Bonds Series 2018 (Aaa/AAA)
35,000	4.000		08/15/2031	36,236
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds Series 2014A (Aa2/AA+)
25,000	5.000	(b)	12/01/2027	25,337
Harris County Cultural Education Facilities Finance Corporation Hospital RB for Memorial Hermann Health System Series 2019A (Aa3/A+)
30,000	5.000		12/01/2027	32,200
Harris County Flood Control District Improvement Refunding Bonds Series 2015A (Aaa/AAA)
30,000	5.000		10/01/2027	30,855
Harris County Permanent Improvement Refunding Bonds Series 2022A (Aaa/NR)
30,000	5.000		10/01/2026	31,679
Harris County Texas Tax and Subordinate Lien Revenue Refunding Bonds Series 2022A (Aaa/NR)
20,000	5.000		08/15/2032	23,585
Harris County Texas Tax And Subordinate Lien Revenue Refunding Bonds Series 2022A (Aaa/NR)
30,000	5.000		08/15/2027	32,328
Hurst-Euless-Bedford Independent School District Unlimited Tax Refunding Bonds Series 2017A (NR/AA+)
20,000	5.000		08/15/2027	21,491
20,000	5.000		08/15/2028	21,435
North Texas Municipal Water District Water System RB Refunding Bonds Series 2021A (Aa1/AAA)
30,000	4.000		09/01/2030	32,283
North Texas Municipal Water District Water System Revenue Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
20,000	5.000		09/01/2028	20,518
Texas Water Development Board State Revolving Fund RB New Series 2022 (NR/AAA)
25,000	5.000		08/01/2032	29,609
Texas Water Development Board State Water Implementation Revenue Fund For Texas RB Series 2015A (NR/AAA)
30,000	5.000		10/15/2029	30,928
30,000	5.000		10/15/2030	30,918
30,000	4.000		10/15/2032	30,272

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Trinity River Authority of Texas Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2018 (NR/AAA)
$30,000	5.000%		08/01/2033	$32,850
Trinity River Authority Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000	5.000		08/01/2030	32,164

				758,579

Utah - 1.7%
Central Valley Water Reclamation Facility Sewer RB Series 2021C Green Bonds (NR/AA)
35,000	4.000		03/01/2036	36,881
State Board of Regents of The State of Utah University of Utah General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
30,000	5.000		08/01/2031	32,141
Utah Board of Higher Education University of Utah General RB Series 2022B Green Bonds (Aa1/AA+)
30,000	5.000		08/01/2030	34,448
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2006 C (AGM) (Aa2/AA+)
30,000	5.250		06/15/2032	35,048
Utah Transit Authority Subordinate Sales Tax RB Refunding Series 2015A Series 2015A (Aa3/AA)
30,000	5.000	(b)	06/15/2029	30,755

				169,273

Virginia - 3.5%
Fairfax County Economic Development Authority Virginia Fairfax County Facilities Revenue And Refunding Bonds Series 2014 A County Facilities Projects (Aa1/AA+)
40,000	5.000	(b)	10/01/2030	40,410
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
60,000	4.000		10/01/2025	61,046
Fairfax County Virginia Public Improvement Bonds Series 2023A (ST AID WITHHLDG) (Aaa/AAA)
30,000	4.000		10/01/2031	32,995
50,000	4.000		10/01/2034	54,862
Upper Occoquan Sewage Authority Regional Sewerage System RB Refunding Series 2014 (Aa1/AAA)
30,000	4.000	(b)	07/01/2031	30,381
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds 21St Century College And Equipment Programs Series 2017E (Aa1/AA+)
30,000	5.000		02/01/2029	32,721
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
35,000	3.000		09/01/2026	34,909
Virginia Educational Facilities RB Refunding for Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
30,000	5.000		09/01/2028	31,463
Virginia Port Authority Port Facilities RB Refunding Series 2015A (WR/NR)
30,000	5.000	(b)	07/01/2033	30,650

				349,437

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington - 2.6%
Northshore School District No. 417 King and Snohomish Counties Unlimited Tax GO Bonds Series 2014 (SCH BD GTY) (Aaa/AA+)
$30,000	4.000%		12/01/2033	$30,047
State of Washington Various Purpose GO Bonds Series 2016A-1 (Aaa/AA+)
30,000	5.000		08/01/2030	30,806
State of Washington Various Purpose GO Bonds Series 2019A (Aaa/AA+)
30,000	5.000		08/01/2032	32,883
25,000	5.000		08/01/2034	27,319
State of Washington Various Purpose GO Bonds Series 2023B (Aaa/AA+)
20,000	5.000		02/01/2027	21,305
State of Washington Various Purpose GO Refunding Bonds Series R-2018D (Aaa/AA+)
30,000	5.000		08/01/2031	32,091
The Central Puget Sound Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Improvement and Refunding Bonds Series 2021S-1 Green Bonds (Aa1/AAA)
30,000	5.000		11/01/2030	34,604
University of Washington General Revenue and Refunding Bonds 2015C (Aaa/AA+)
50,000	4.000		12/01/2028	50,739

				259,794

Wisconsin - 1.3%
Public Finance Authority Lease Development RB for Ku Campus Development Corp. Central District Development Project Series 2016 (Aa2/NR)
50,000	5.000		03/01/2030	51,584
State of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)
30,000	5.000	(b)	11/01/2030	31,378
Wisconsin Health And Educational Facilities Authority Revenue Refunding Bonds Series 2015 Prohealth Care Inc. Obligated Group (A1/A+)
45,000	3.150		08/15/2027	44,279

				127,241

TOTAL MUNICIPAL BONDS (Cost $9,798,200)				9,877,916

TOTAL INVESTMENTS - 98.8% (Cost $9,798,200)				$9,877,916

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%				123,869

NET ASSETS - 100.0%				$10,001,785

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	–	Insured by Assured Guaranty Corp.
AGM	–	Insured by Assured Guaranty Municipal Corp.
AGM ST INTERCEPT	–	Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC	–	Insured by American Municipal Bond Assurance Corp.
AMT	–	Alternative Minimum Tax (subject to)
BAM	–	Build America Mutual Assurance Co.
FHLMC	–	Insured by Federal Home Loan Mortgage Corp.
FNMA	–	Insured by Federal National Mortgage Association
GNMA	–	Insured by Government National Mortgage Association
GO	–	General Obligation
MTA	–	Metropolitan Transportation Authority
NATL	–	National Public Finance Guarantee Corp.
NR	–	Not Rated
RB	–	Revenue Bond
SCH BD GTY	–	School Bond Guaranty
ST AID WITHHLDG	–	State Aid Withholding
ST APPROP	–	State Appropriation

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Statement of Assets and Liabilities February 29, 2024 (Unaudited)

Community Municipal Bond ETF

Assets:

Investments, at value (cost $9,798,200)	$9,877,916
Cash	12,192
Receivables:
Interest	112,865

Total assets	10,002,973

Liabilities:

Payables:
Management fees	1,188

Total liabilities	1,188

Net Assets:

Paid-in Capital	9,925,123
Total distributable earnings (loss)	76,662

NET ASSETS	$10,001,785

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	200,000

Net asset value per share:	$50.01

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Statement of Operations For the Six Months Ended February 29, 2024 (Unaudited)

Community Municipal Bond ETF

Investment income:

Interest	$274,719

Dividends — affiliated issuers	1,068

Total Investment Income	275,787

Expenses:

Management fees	13,662

Trustee fees	8,520

Total expenses	22,182

Less — expense reductions	(7,612)

Net expenses	14,570

NET INVESTMENT INCOME	261,217

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(27,955)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	258,990

Net realized and unrealized gain	231,035

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$492,252

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Statements of Changes in Net Assets

	Community Municipal Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period March 7, 2023* to August 31, 2023

From operations:

Net investment income	$261,217	$265,892

Net realized loss	(27,955)	(4,812)

Net change in unrealized gain (loss)	258,990	(179,274)

Net increase in net assets resulting from operations	492,252	81,806

Distributions to shareholders:

From distributable earnings	(282,300)	(215,096)

From share transactions:

Proceeds from sales of shares	–	19,964,233

Cost of shares redeemed	(10,039,110)	–

Net increase (decrease) in net assets resulting from share transactions	(10,039,110)	19,964,233

TOTAL INCREASE (DECREASE)	(9,829,158)	19,830,943

Net Assets:

Beginning of period	$19,830,943	$–

End of period	$10,001,785	$19,830,943

*	Commencement of operations.

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Community Municipal Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period March 7, 2023* to August 31, 2023

Per share operating performance:

Net asset value, beginning of period	$49.58		$49.91

Net investment income(a)	0.72		0.66

Net realized and unrealized gain (loss)	0.55		(0.45)

Total gain from investment operations	1.27		0.21

Distributions to shareholders from net investment income	(0.84)		(0.54)

Net asset value, end of period	$50.01		$49.58

Market price, end of period	$50.15		$49.63

Total Return at Net Asset Value(b)	2.58%		0.42%

Net assets, end of period (in 000’s)	$10,002		$19,831

Ratio of total expenses to average net assets	0.25	%(c)	0.25	%(c)

Ratio of net expenses to average net assets	0.16	%(c)	0.25	%(c)

Ratio of net investment income to average net assets	2.94	%(c)	2.72	%(c)

Portfolio turnover rate(d)	16%		10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Community Municipal Bond ETF (the “Fund”) is a diversified series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The Fund commenced operations on March 7, 2023.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Goldman Sachs Community Municipal Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (the “Investment Adviser”) to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid monthly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 29, 2024:

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Community Municipal Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$9,877,916	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the six months ended February 29, 2024, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee

Community Municipal Bond ETF	0.25%	0.16%

On September 25, 2023, GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.15% as an annual percentage rate of average daily net assets of the Fund through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Prior to September 25, 2023 there was no waiver agreement. For the six months ended February 29, 2024, GSAM waived $7,579 of the management fees for the Fund.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Money Market Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Fund in which the Fund invests. For the six months ended February 29, 2024, the management fee waived by GSAM was $33.

B. Other Transactions with Affiliates — For the six months ended February 29, 2024, Goldman Sachs did not earn any brokerage commission from portfolio transactions on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund - Institutional Shares for the six months ended February 29, 2024:

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Community Municipal Bond ETF	$114,880	$393,063	$(507,943)	$–	–	$1,068

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	Community Municipal Bond ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period March 7, 2023* to August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	400,000	$19,964,233

Shares redeemed	(200,000)	(10,039,110)	—	—

NET INCREASE (DECREASE) IN SHARES	(200,000)	$(10,039,110)	400,000	$19,964,233

*	Commencement of operations

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Community Municipal Bond ETF	$2,605,807	$12,259,857

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2023, the Fund’s capital loss carryforwards on a tax-basis were as follows:

Community Municipal Bond ETF

Capital loss carryforwards:

Perpetual Short-Term	$ (4,824)

As of February 29, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

7. TAX INFORMATION (continued)

Community Municipal Bond ETF

Tax Cost	$ 9,795,425

Gross unrealized gain	94,520

Gross unrealized loss	(12,029)

Net unrealized gain (loss)	$ 82,491

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable to differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Calculation Methodology Risk —The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser, nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

ESG Standards Risk — The application of the Index Provider’s methodology when constructing the Index generally will affect the Fund’s exposure to certain issuers, sectors, and regions and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not invest in issuers that the Index Provider’s methodology screens as a result of certain social or environmental factors (e.g., funds tied to alcohol, tobacco, gambling, transportation, or correctional facilities). Application of the Index’s ESG criteria may also affect the Fund’s performance relative to similar funds that do not seek to track indexes that utilize such criteria. The Fund and GSAM rely on the Index Provider to determine whether the Index’s ESG criteria are met and do not perform a separate ESG analysis of Index constituents. When assessing whether an issuer meets the Index’s ESG criteria, the Index Provider generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from the Index Provider and other third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which may adversely impact the Fund’s investments. Certain investments may be dependent on U.S. government policies, including tax incentives and subsidies, which may change without notice. The Index’s ESG criteria may be changed without shareholder approval.

Index Risk — Bloomberg Professional Services (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

8. OTHER RISKS (continued)

term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (insert exchange for the fund/funds here) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The Fund may also invest in municipal securities indirectly (including by investing in tender option bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

8. OTHER RISKS (continued)

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.

State/Territory Specific Risk — The Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II, and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Gregory G. Weaver	312,642,103	27,755,773

Dwight L. Bush	339,557,290	840,856

Kathryn A. Cassidy	339,692,259	705,617

John G. Chou	339,628,535	769,341

Joaquin Delgado	339,626,867	771,009

Eileen H. Dowling	339,570,827	827,049

Paul C. Wirth	339,591,397	806,479

25

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Community Municipal Bond ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser to implement a fee waiver;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(l)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent

26

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed exchange traded fund (“ETF”) that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Fund. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees noted that the Fund had launched on March 9, 2023 and did not yet have a meaningful performance history. In addition, the Trustees considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and non-advisory services that were directed to the needs and operations of the Fund as an ETF.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund. In addition, the Trustees considered the Investment Adviser’s undertaking to implement a management fee waiver for the Fund. The Trustees noted that license fees would be payable by the Investment Adviser to Bloomberg Professional Services for the use of its index.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, does not have management fee breakpoints. They considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, and information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s unitary management fee rate.

27

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (e) the investment of cash in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement with respect to the Fund should be approved and continued until September 30, 2024.

28

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Liquidity Risk Management Program

February 29, 2024

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

29

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Fund Expenses — Six Months ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Community Municipal Bond ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,025.81	$0.81
Hypothetical 5% return	1,000.00	1,024.07+	0.81

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund
Community Municipal Bond ETF	0.16%

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FUNDS PROFILE

Goldman Sachs ETFs

THE GOLDMAN

SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

∎	Disciplined Processes

Innovative, Value-Added Investment Products

∎	Thoughtful Solutions

∎	Risk Management

Outstanding Client Service

∎	Dedicated Service Teams

∎	Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE - TRADED FUNDS
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bonds ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Community Municipal Bond ETF
Goldman Sachs Defensive Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® Total International Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF
Goldman Sachs Nasdaq-100 Core Premium Income ETF
Goldman Sachs North American Pipelines & Power Equity ETF
Goldman Sachs Small Cap Core Equity ETF
Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

Bloomberg®” and the Bloomberg Goldman Sachs Community Municipal Index (the “Index”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index collectively, “Bloomberg”), and have been licensed for use for certain purposes by GSAM. The Goldman Sachs Community Municipal Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Goldman Sachs Community Municipal Bond ETF or any member of the public regarding the advisability of investing in securities generally or in the Goldman Sachs Community Municipal Bond ETF particularly. The only relationship of Bloomberg to GSAM is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to GSAM or the Goldman Sachs Community Municipal Bond ETF. Bloomberg has no obligation to take the needs of GSAM or the owners of the Goldman Sachs Community Municipal Bond ETF into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Goldman Sachs Community Municipal Bond ETF to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Goldman Sachs Community Municipal Bond ETF customers, in connection with the administration, marketing or trading of the Goldman Sachs Community Municipal Bond ETF.

CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS, ITS AFFILIATES AND ANY OF ITS CLIENTS MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES, INCLUDING THOSE LINKED TO THE INDEX. GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE

32

FUNDS PROFILE

MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

33

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 This information discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material has been prepared by Goldman Sachs Asset Management and is not financial research nor a product of Goldman Sachs Global Investment Research (GIR). It was not prepared in compliance with applicable provisions of law designed to promote the independence of financial analysis and is not subject to a prohibition on trading following the distribution of financial research. The views and opinions expressed may differ from those of Goldman Sachs Global Investment Research or other departments or divisions of Goldman Sachs and its affiliates. Investors are urged to consult with their financial advisors before buying or selling any securities. This information may not be current and Goldman Sachs Asset Management has no obligation to provide any updates or changes. The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) website at http://www.sec.gov. The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail --1-800-526-7384) (institutional --1-800-621-2550). MarketBeta® and ActiveBeta® are registered trademarks of Goldman Sachs Asset Management. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. © 2024 Goldman Sachs. All rights reserved. 365129-OTU-4/2024 COMMMUNETFSAR-24

Goldman Sachs Funds Semi-Annual Report February 29, 2024 Goldman Sachs Equity ETFs Bloomberg Clean Energy Equity ETF (GCLN) Equal Weight U.S. Large Cap Equity ETF (GSEW) Hedge Industry VIP ETF (GVIP) Innovate Equity ETF (GINN) JUST U.S. Large Cap Equity ETF (JUST) North American Pipelines & Power Equity ETF (GPOW) Defensive Equity ETF (GDEF) Small Cap Core Equity ETF (GSC)

Goldman Sachs Equity ETFs

∎	BLOOMBERG CLEAN ENERGY EQUITY ETF (GCLN)

∎	EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF (GSEW)

∎	HEDGE INDUSTRY VIP ETF (GVIP)

∎	INNOVATE EQUITY ETF (GINN)

∎	JUST U.S. LARGE CAP EQUITY ETF (JUST)

∎	NORTH AMERICAN PIPELINES & POWER EQUITY ETF (GPOW)

∎	DEFENSIVE EQUITY ETF (GDEF)

∎	SMALL CAP CORE EQUITY ETF (GSC)

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Equity ETFs

February 29, 2024

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Equity ETFs (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to the Funds’ shareholders, per new Securities and Exchange Commission requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500 Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500 Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

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MARKET REVIEW

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500 Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500 Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500 Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven.”

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Jerome Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500 Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

Fund Changes and Highlights

Goldman Sachs Defensive Equity ETF

•	The Fund recorded positive absolute returns but significantly underperformed its benchmark, the S&P 500 Index, during the Reporting Period.

•	The relative underperformance was driven both by the Fund’s options-based overlay strategy and by equity exposures.

•	Within the options-based overlay strategy, the Fund’s short call option positions from the put option spread collar detracted from relative performance, as the S&P 500 Index appreciated through the strike price of the call options and reduced the Fund’s upside participation. The impact was most pronounced during the final two months of the Reporting Period.

•	A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.

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MARKET REVIEW

•	The put option spread collar refers to the strategy whereby the Fund simultaneously purchases a near-the-money put while selling an out-of-the-money call and put on an underlying asset or index, such as the S&P 500 Index.

•	A put option is an option contract that gives the holder the right, but not the obligation, to sell a specified amount of an underlying asset at a specified price within a specified time.

•	“Near-the-money” is a term used to describe an options contract with a strike price that is close to the market price of the underlying asset. For a put option, “out-of-the-money” is a term used to describe a put option with a strike price that is lower than the market price of the underlying asset.

•	Within equity exposures, the Fund’s positions in large-cap stocks detracted from relative performance.

•	Among sectors, the Fund was hurt by stock selection in information technology.

•	However, stock selection and underweighted allocations compared to the S&P 500 Index in the energy and consumer discretionary sectors contributed positively.

•	Effective December 29, 2023, Sergio Calvo de Leon became a portfolio manager for the Fund, joining Raj Garigipati, Oliver Bunn and Patrick Harnett. Mr. Garigipati, Mr. Bunn and Mr. Harnett have managed the Fund since January 2023. (Effective April 1, 2024, after the end of the Reporting Period, Patrick Harnett no longer served as a portfolio manager of the Fund. Raj Garigipati, Oliver Bunn and Sergio Calvo de Leon continued to serve as portfolio managers for the Fund.)

Goldman Sachs Small Cap Core Equity ETF

•	The Fund, which seeks long-term growth of capital, launched on October 3, 2023.

•	The new Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index. The Fund’s benchmark index is the Russell 2000® Index (Total Return, USD).

•	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in small-cap issuers.

•	Small-cap issuers are companies with relatively small market capitalizations. As of December 31, 2023, small-cap issuers generally have public stock market capitalizations between $100 million and $16 billion; however, this capitalization range will change over time and with market conditions.

•	The Fund may also invest in securities outside of the then-existing small-cap issuer capitalization range at the time of investment.

3

FUND BASICS

Bloomberg Clean Energy Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$31.92

Net Asset Value (NAV)[1]	$31.95

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Bloomberg GS Global Clean Energy Index (Total Return, USD, Unhedged)[3]

Shares	-8.05%	-8.63%	-7.73%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

“Bloomberg®” and the Bloomberg Goldman Sachs Global Clean Energy Index (the “Index”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by Goldman Sachs. “Goldman Sachs®” is a trademark of Goldman Sachs and has been licensed by Bloomberg for use in the name of the Index. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review, or recommend Goldman Sachs Bloomberg Clean Energy Equity ETF (“Fund”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

NextEra Energy, Inc.	4.9%	Utilities	United States

Iberdrola SA	4.8	Utilities	Spain

Tesla, Inc.	4.4	Consumer Discretionary	United States

Enel SpA	3.5	Utilities	Italy

Schneider Electric SE	3.2	Industrials	United States

Duke Energy Corp.	2.6	Utilities	United States

Exelon Corp.	2.5	Utilities	United States

National Grid PLC	2.5	Utilities	United Kingdom

Sempra	2.4	Utilities	United States

American Electric Power Co., Inc.	2.3	Utilities	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle). Investments in the securities lending vehicle represented 0.2% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Goldman Sachs Global Clean Energy Index.

5

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Equal Weight U.S. Large Cap Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$69.99

Net Asset Value (NAV)[1]	$70.01

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETEs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive US Large Cap Equal Weight Index[3]	S&P 500 (TR, unhedged, USD)[4]

Shares	12.40%	12.37%	12.41%	13.93%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of an Index by Solactive AG nor the licensing of the Index or Index trademark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[5]

Holding	% of Net Assets	Line of Business

Okta, Inc.	0.3%	IT Services

Constellation Energy Corp.	0.3	Electric Utilities

Super Micro Computer, Inc.	0.3	Technology Hardware, Storage & Peripherals

Trade Desk, Inc. (The), Class A	0.2	Media

Lattice Semiconductor Corp.	0.2	Semiconductors & Semiconductor Equipment

Albemarle Corp.	0.2	Chemicals

Diamondback Energy, Inc.	0.2	Oil, Gas & Consumable Fuels

Ovintiv, Inc.	0.2	Oil, Gas & Consumable Fuels

Cloudflare, Inc., Class A	0.2	IT Services

Trimble, Inc.	0.2	Electronic Equipment, Instruments & Components

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[6]

As of February 29, 2024

[6]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive US Large Cap Equal Weight Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Hedge Industry VIP ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$105.58

Net Asset Value (NAV)[1]	$105.41

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV) [2]	Fund Total Return (based on Market Price) [2]	Goldman Sachs Hedge Fund VIP Index TR [3]	S&P 500® (TR, unhedged, USD) [4]

Shares	19.55%	19.68%	19.29%	13.93%

[2]

The returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Index is owned and maintained by the Index Provider. The Index is calculated by Solactive AG. The Index consists of the US-listed stocks whose performance is expected to influence the long portfolios of hedge funds. Those stocks are defined as the positions that appear most frequently among the top 10 long equity holdings within the portfolios of fundamentally-driven hedge fund managers. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[5]

Holding	% of Net Assets	Line of Business

CRH PLC	2.2%	Construction Materials

Advanced Micro Devices, Inc.	2.1	Semiconductors & Semiconductor Equipment

Tempur Sealy International, Inc.	2.1	Household Durables

General Electric Co.	2.1	Industrial Conglomerates

NVIDIA Corp.	2.1	Semiconductors & Semiconductor Equipment

Salesforce, Inc.	2.1	Software

Tenet Healthcare Corp.	2.1	Health Care Providers & Services

First Citizens BancShares, Inc., Class A	2.1	Banks

Builders FirstSource, Inc.	2.1	Building Products

Pioneer Natural Resources Co.	2.1	Oil, Gas & Consumable Fuels

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[6]

As of February 29, 2024

[6]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP Index TR.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Innovate Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$54.77

Net Asset Value (NAV)[1]	$54.83

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)[3]

Shares	12.07%	11.94%	12.23%

[2]

The Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Solactive Innovative Global Equity Index itself is comprised of the securities that compose the five Solactive Thematic Indexes, which include companies from the ‘Data-Driven World’, ‘Finance Reimagined’, ‘Human Evolution’, ‘Manufacturing Revolution’, and ‘New Age Consumer’ themes. The weight of each index constituent within the Solactive Innovate Global Equity Index is equal to the average weight of such index constituent across the Solactive Thematic Indexes, subject to specified minimum and maximum weights.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

NVIDIA Corp.	2.3%	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	2.0	Broadline Retail

Microsoft Corp.	1.9	Software

Apple, Inc.	1.9	Technology Hardware, Storage & Peripherals

Alphabet, Inc., Class A	1.9	Interactive Media & Services

Meta Platforms, Inc., Class A	1.7	Interactive Media & Services

Eli Lilly & Co.	1.0	Pharmaceuticals

Tesla, Inc.	1.0	Automobiles

Alibaba Group Holding Ltd. ADR	0.9	Broadline Retail

Advanced Micro Devices, Inc.	0.9	Semiconductors & Semiconductor Equipment

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle). Investments in the securities lending vehicle represented 1.9% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive Innovative Global Equity Index.

12

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

JUST U.S. Large Cap Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$72.69

Net Asset Value (NAV)[1]	$72.60

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETEs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	JUST US Large Cap Diversified Index[3]	Russell 1000 Index[4]

Shares	13.89%	13.95%	14.00%	14.03%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

“JUST” and “JUST Capital” are trademarks of JUST Capital Foundation, Inc. or its affiliates and have been licensed for use in connection with the issuance and distribution of the Goldman Sachs JUST U.S. Large Cap Equity ETF. JUST Capital Foundation, Inc. and its affiliates do not in any way recommend the purchase, sale or holding of any security based on the JUST US Large Cap Diversified Index including the Goldman Sachs JUST U.S. Large Cap Equity ETF, or have any involvement in their operations or distribution. JUST Capital Foundation, Inc., its affiliates, calculation agent, and data providers expressly disclaim all representations, warranties, and liabilities relating to or in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose). Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index. Russell does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. In no event shall any Russell party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation, lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]

The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® is a subset of the Russell 3000® Index. It represents the top companies by market capitalization. The Russell 1000® typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks. It is considered a bellwether index for large cap investing. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

14

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	7.8%	Software

Apple, Inc.	6.7	Technology Hardware, Storage & Peripherals

Amazon.com, Inc.	4.9	Broadline Retail

NVIDIA Corp.	4.7	Semiconductors & Semiconductor Equipment

Alphabet, Inc., Class A	2.1	Interactive Media & Services

JPMorgan Chase & Co.	1.8	Banks

Alphabet, Inc., Class C	1.8	Interactive Media & Services

Eli Lilly & Co.	1.7	Pharmaceuticals

Broadcom, Inc.	1.4	Semiconductors & Semiconductor Equipment

Visa, Inc., Class A	1.3	Financial Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[6]

As of February 29, 2024

[6]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

FUND BASICS

North American Pipelines & Power Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$42.53

Net Asset Value (NAV)[1]	$42.51

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)[3]

Shares	6.28%	6.24%	5.97%

[2]

The Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Solactive Energy Infrastructure Enhanced Index (the “Solactive Index”) is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs North American Pipelines & Power Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs North American Pipelines & Power Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs North American Pipelines & Power Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

16

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Targa Resources Corp.	6.9%	Oil, Gas & Consumable Fuels

ONEOK, Inc.	6.6	Oil, Gas & Consumable Fuels

Williams Cos., Inc. (The)	6.2	Oil, Gas & Consumable Fuels

Kinder Morgan, Inc.	6.1	Oil, Gas & Consumable Fuels

Pembina Pipeline Corp.	6.1	Oil, Gas & Consumable Fuels

TC Energy Corp.	6.1	Oil, Gas & Consumable Fuels

Enbridge, Inc.	5.8	Oil, Gas & Consumable Fuels

Cheniere Energy, Inc.	5.8	Oil, Gas & Consumable Fuels

UGI Corp.	4.9	Gas Utilities

Enterprise Products Partners LP	3.0	Oil, Gas & Consumable Fuels

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive Energy Infrastructure Enhanced Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

17

FUND BASICS

Defensive Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$46.64

Net Asset Value (NAV)[1]	$46.62

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	S&P 500® (TR, unhedged, USD)[3]

Shares	5.27%	5.29%	13.93%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

18

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	6.1%	Software

Apple, Inc.	5.4	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	3.7	Semiconductors & Semiconductor Equipment

Alphabet, Inc., Class A	3.2	Interactive Media & Services

Amazon.com, Inc.	3.1	Broadline Retail

Eli Lilly & Co.	1.4	Pharmaceuticals

Berkshire Hathaway, Inc., Class B	1.2	Financial Services

Visa, Inc., Class A	1.1	Financial Services

UnitedHealth Group, Inc.	1.1	Health Care Providers & Services

Johnson & Johnson	1.0	Pharmaceuticals

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle). Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

19

FUND BASICS

Small Cap Core Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$47.56

Net Asset Value (NAV)[1]	$47.51

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETEs.

PERFORMANCE REVIEW

October 3, 2023*-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Russell 2000 (Total Return, Unhedged, USD)[3]

Shares	20.84%	20.97%	19.66%

 *Commenced operations on October 3, 2023

[2]

The Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

20

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Federal Signal Corp.	2.2%	Machinery

SPX Technologies, Inc.	2.2	Machinery

Meritage Homes Corp.	2.0	Household Durables

Onto Innovation, Inc.	1.9	Semiconductors & Semiconductor Equipment

Wingstop, Inc.	1.8	Hotels, Restaurants & Leisure

Core & Main, Inc., Class A	1.7	Trading Companies & Distributors

Moog, Inc., Class A	1.7	Aerospace & Defense

Texas Roadhouse, Inc.	1.7	Hotels, Restaurants & Leisure

Watts Water Technologies, Inc., Class A	1.6	Machinery

Saia, Inc.	1.6	Road & Rail

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

21

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Austria – 0.2%
258	Verbund AG (Utilities)	$18,706

Belgium – 0.4%
225	Elia Group SA/NV (Utilities)	25,006
1,193	Umicore SA (Materials)	24,903

		49,909

Brazil – 1.2%
4,874	Centrais Eletricas Brasileiras SA (Utilities)	42,671
3,469	Companhia Paranaense de Energia (Utilities)	6,409
1,460	Cosan SA (Energy)	4,995
1,492	CPFL Energia SA (Utilities)	10,627
3,254	Energisa SA (Utilities)	33,295
1,382	Engie Brasil Energia SA (Utilities)	11,688
1,280	Sao Martinho SA (Consumer Staples)	7,291
2,748	Transmissora Alianca de Energia Eletrica SA (Utilities)	19,579

		136,555

Canada – 2.9%
4,081	Algonquin Power & Utilities Corp. (Utilities)	23,860
107	Atco Ltd., Class I (Utilities)(a)	2,932
812	Boralex, Inc., Class A (Utilities)	17,858
126	Capital Power Corp. (Utilities)	3,563
3,817	Fortis, Inc. (Utilities)	147,266
2,473	Hydro One Ltd. (Utilities)(b)	73,751
2,017	Northland Power, Inc. (Utilities)	34,203
214	SNC-Lavalin Group, Inc.
	(Industrials)	7,237
1,617	TransAlta Corp. (Utilities)	11,099

		321,769

China – 10.2%
1,100	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	5,319
4,000	BYD Co. Ltd., Class A (Consumer Discretionary)	106,145
8,800	CECEP Solar Energy Co. Ltd., Class A (Utilities)	6,644
14,800	CECEP Wind-Power Corp., Class A (Utilities)	6,162
4,300	China Baoan Group Co. Ltd., Class A (Industrials)	7,102
26,647	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	18,857
42,300	China National Nuclear Power Co. Ltd., Class A (Utilities)	50,958
64,100	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	41,101
3,700	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd., Class A (Utilities)	3,790

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
9,780	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	$221,939
1,400	Dajin Heavy Industry Co. Ltd., Class A (Industrials)	4,214
267	Daqo New Energy Corp. ADR (Information Technology)*	5,682
4,600	Dongfang Electric Corp. Ltd., Class A (Industrials)	10,438
4,600	Eve Energy Co. Ltd., Class A (Industrials)	24,458
2,900	Flat Glass Group Co. Ltd., Class A (Information Technology)	8,766
600	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	3,335
13,400	GCL System Integration Technology Co. Ltd., Class A (Information Technology)*	4,910
160,751	GCL Technology Holdings Ltd. (Information Technology)	22,381
11,600	GEM Co. Ltd., Class A (Materials)	8,629
850	Ginlong Technologies Co. Ltd., Class A (Industrials)	7,683
7,900	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	8,377
436	GoodWe Technologies Co. Ltd., Class A (Industrials)	6,564
3,900	Gotion High-tech Co. Ltd., Class A (Industrials)*	10,712
6,600	Guangdong Construction Engineering Group Co. Ltd., Class A (Industrials)	3,920
1,000	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	3,160
4,300	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	12,318
4,132	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	15,954
3,700	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	7,369
200	Hoymiles Power Electronics, Inc., Class A (Industrials)	6,456
1,304	Hoyuan Green Energy Co. Ltd., Class A (Information Technology)	5,033
7,404	JA Solar Technology Co. Ltd., Class A (Information Technology)	19,267
8,000	Jinko Power Technology Co. Ltd., Class A (Utilities)	3,697
157	JinkoSolar Holding Co. Ltd. ADR (Information Technology)	4,245

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
800	Kehua Data Co. Ltd., Class A (Industrials)	$2,787
16,860	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	49,701
5,100	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	7,220
1,085	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	4,676
3,800	Ningbo Shanshan Co. Ltd., Class A (Materials)	6,033
314	NXP Semiconductors NV (Information Technology)	78,415
392	Pylon Technologies Co. Ltd., Class A (Industrials)	4,614
759	Qingdao Gaoce Technology Co. Ltd., Class A (Information Technology)	3,283
2,500	Risen Energy Co. Ltd., Class A (Information Technology)	5,614
4,100	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)	8,609
4,300	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	2,530
4,535	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	11,808
1,200	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	6,775
600	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	3,567
1,300	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	4,195
600	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	5,392
2,896	Shenzhen Senior Technology Material Co. Ltd., Class A (Materials)	4,928
3,300	Sungrow Power Supply Co. Ltd., Class A (Industrials)	39,942
3,100	Sunwoda Electronic Co. Ltd., Class A (Industrials)	6,118
668	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	11,269
8,400	TBEA Co. Ltd., Class A (Industrials)	17,359
8,975	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	16,841
4,100	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)*	5,685

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
10,000	Tongwei Co. Ltd., Class A (Information Technology)	$36,779
4,791	Trina Solar Co. Ltd., Class A (Information Technology)	16,657
568	Wuhan DR Laser Technology Corp. Ltd., Class A (Information Technology)	3,736
563	Wuxi Autowell Technology Co. Ltd., Class A (Information Technology)	6,822
3,100	Xiamen Tungsten Co. Ltd., Class A (Materials)	7,219
2,200	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	3,838
3,855	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	15,628
33,454	Xinyi Solar Holdings Ltd. (Information Technology)	20,340
4,800	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	13,710
3,800	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	14,609
2,900	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	14,892

		1,137,176

Czech Republic – 0.4%
1,288	CEZ AS (Utilities)	44,117

Denmark – 2.7%
1,419	Orsted AS (Utilities)(b)	79,661
7,793	Vestas Wind Systems A/S (Industrials)*	217,149

		296,810

Finland – 1.1%
3,387	Fortum OYJ (Utilities)	42,334
2,817	Neste OYJ (Energy)	77,338

		119,672

France – 2.5%
10,248	Engie SA (Utilities)	164,530
39	Nexans SA (Industrials)	4,009
813	SPIE SA (Industrials)	27,080
696	Vinci SA (Industrials)	89,176

		284,795

Germany – 4.7%
17,582	E.ON SE (Utilities)	224,701
1,498	Infineon Technologies AG (Information Technology)	53,649
981	Nordex SE (Industrials)*	11,173
4,990	RWE AG (Utilities)	167,398
3,091	Siemens Energy AG (Industrials)*	47,515
85	SMA Solar Technology AG (Information Technology)*	5,064

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
102	Wacker Chemie AG (Materials)	$11,154

		520,654

Greece – 0.1%
424	Terna Energy SA (Utilities)	7,612

India – 1.6%
3,562	Adani Green Energy Ltd. (Utilities)*	81,409
19,771	NHPC Ltd. (Utilities)	21,019
4,950	Power Grid Corp. of India Ltd. (Utilities)	16,886
5,692	SJVN Ltd. (Utilities)	8,317
79,138	Suzlon Energy Ltd. (Industrials)*	43,188
1,697	Tata Power Co. Ltd. (The) (Utilities)	7,608

		178,427

Italy – 4.3%
9,155	A2A SpA (Utilities)	16,644
61,677	Enel SpA (Utilities)	392,654
442	ERG SpA (Utilities)	12,053
8,314	Terna - Rete Elettrica Nazionale (Utilities)	65,174

		486,525

Japan – 3.6%
5,791	Chubu Electric Power Co., Inc. (Utilities)	72,218
2,096	Denso Corp. (Consumer Discretionary)	38,567
1,071	Hitachi Ltd. (Industrials)	90,628
4,301	Kansai Electric Power Co., Inc. (The) (Utilities)	55,189
3,514	Kyushu Electric Power Co., Inc. (Utilities)*	28,726
602	NIDEC Corp. (Industrials)	22,850
2,597	Panasonic Holdings Corp. (Consumer Discretionary)	24,648
1,458	Renesas Electronics Corp. (Information Technology)	23,910
411	Rohm Co. Ltd. (Information Technology)	6,982
2,788	SUMCO Corp. (Information Technology)	43,663

		407,381

Norway – 0.0%
5,907	NEL ASA (Industrials)*(a)	2,744

Portugal – 0.9%
24,188	EDP – Energias de Portugal SA (Utilities)	96,298

Singapore – 0.3%
785	STMicroelectronics NV (Information Technology)	35,445

Shares	Description	Value

Common Stocks – (continued)

South Korea – 3.1%
133	CS Wind Corp. (Industrials)	$5,164
294	Doosan Fuel Cell Co. Ltd. (Industrials)*	4,383
158	Ecopro Co. Ltd. (Industrials)*	73,328
524	Hanwha Solutions Corp. (Materials)	10,920
1,584	Korea Electric Power Corp. (Utilities)	29,501
195	L&F Co. Ltd. (Industrials)*	24,851
245	LG Chem Ltd. (Materials)	83,347
117	OCI Holdings Co. Ltd. (Materials)	8,259
372	Samsung SDI Co. Ltd. (Information Technology)	105,320

		345,073

Spain – 6.0%
142	Acciona SA (Utilities)	15,897
1,879	Endesa SA (Utilities)	33,835
46,911	Iberdrola SA (Utilities)	539,122
806	Naturgy Energy Group SA (Utilities)	19,084
3,221	Redeia Corp. SA (Utilities)	51,238
616	Solaria Energia y Medio Ambiente SA (Utilities)*	7,346

		666,522

Switzerland – 1.0%
1,942	ABB Ltd. (Industrials)	89,806
117	BKW AG (Utilities)	16,476
29,152	Meyer Burger Technology AG (Information Technology)*(a)	2,195

		108,477

Taiwan – 0.4%
2,219	Delta Electronics, Inc. (Information Technology)	20,674
3,879	Sino-American Silicon Products, Inc. (Information Technology)	22,764

		43,438

Thailand – 0.1%
15,851	Energy Absolute PCL, NVDR (Utilities)	15,579

United Kingdom – 4.2%
3,055	Drax Group PLC (Utilities)	17,997
21,162	National Grid PLC (Utilities)	277,727
8,675	SSE PLC (Utilities)	178,373

		474,097

United States – 46.9%
3,879	AES Corp. (The) (Utilities)	58,961
308	Alliant Energy Corp. (Utilities)	14,707
1,545	Ameren Corp. (Utilities)	109,988
260	Ameresco, Inc., Class A (Industrials)*	5,450
3,044	American Electric Power Co., Inc. (Utilities)	259,318

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
1,139	Array Technologies, Inc. (Industrials)*	$15,536
421	Avangrid, Inc. (Utilities)	13,106
602	Avista Corp. (Utilities)	19,986
1,446	Bloom Energy Corp., Class A (Industrials)*(a)	12,681
1,076	Brookfield Renewable Corp., Class A (Utilities)	25,560
766	CenterPoint Energy, Inc. (Utilities)	21,065
647	Clearway Energy, Inc., Class C (Utilities)	14,105
2,038	Consolidated Edison, Inc. (Utilities)	177,734
4,942	Dominion Energy, Inc. (Utilities)	236,376
220	DTE Energy Co. (Utilities)	23,837
3,130	Duke Energy Corp. (Utilities)	287,428
3,044	Edison International (Utilities)	207,053
57	EMCOR Group, Inc. (Industrials)	17,871
1,026	Enovix Corp. (Industrials)*	10,003
1,049	Enphase Energy, Inc. (Information Technology)*	133,233
1,246	Entergy Corp. (Utilities)	126,556
2,048	Eversource Energy (Utilities)	120,218
7,894	Exelon Corp. (Utilities)	282,921
805	First Solar, Inc. (Information Technology)*	123,881
324	Fluence Energy, Inc. (Industrials)*	4,954
363	Generac Holdings, Inc. (Industrials)*	40,841
946	General Electric Co. (Industrials)	148,418
459	Green Plains, Inc. (Energy)*	9,777
843	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (Financials)	21,218
359	Itron, Inc. (Information Technology)*	33,272
366	MasTec, Inc. (Industrials)*	27,618
9,844	NextEra Energy, Inc. (Utilities)	543,290
352	Northwestern Energy Group, Inc. (Utilities)	16,868
277	NRG Energy, Inc. (Utilities)	15,324
525	ON Semiconductor Corp. (Information Technology)*	41,433
407	Ormat Technologies, Inc. (Utilities)	26,516
44	Otter Tail Corp. (Utilities)	3,980
12,204	PG&E Corp. (Utilities)	203,685
4,711	Plug Power, Inc. (Industrials)*(a)	16,630
3,959	Public Service Enterprise Group, Inc. (Utilities)	247,042
175	Quanta Services, Inc. (Industrials)	42,264

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
2,437	QuantumScape Corp. (Consumer Discretionary)*	$15,280
1,575	Schneider Electric SE (Industrials)	357,580
3,722	Sempra (Utilities)	262,773
447	SolarEdge Technologies, Inc. (Information Technology)*	30,025
1,319	Southern Co. (The) (Utilities)	88,703
820	Sunnova Energy International, Inc. (Utilities)*	5,970
1,674	Sunrun, Inc. (Industrials)*	20,155
2,415	Tesla, Inc. (Consumer Discretionary)*	487,540
735	Texas Instruments, Inc. (Information Technology)	122,988
78	Timken Co. (The) (Industrials)	6,551
25	Valmont Industries, Inc. (Industrials)	5,298
385	WEC Energy Group, Inc. (Utilities)	30,219
737	Wolfspeed, Inc. (Information Technology)*	19,177
672	Xcel Energy, Inc. (Utilities)	35,408

		5,248,371

TOTAL COMMON STOCKS (Cost $11,739,094)		11,046,152

Shares	Description	Rate	Value

Preferred Stocks – 0.6%

Brazil – 0.6%
1,932	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.12%	18,629
9,174	Cia Energetica de Minas Gerais (Utilities)	10.78	22,101
8,266	Companhia Paranaense de Energia (Utilities)	3.27	17,002
1,516	CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Utilities)	8.54	7,872

TOTAL PREFERRED STOCKS (Cost $61,873)			65,604

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
41,286	5.195%	$41,286
(Cost $41,286)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $11,842,253)		11,153,042

Securities Lending Reinvestment Vehicle – 0.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,070	5.219%	26,070
(Cost $26,070)

TOTAL INVESTMENTS – 100.0% (Cost $11,868,323)		$11,179,112

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		1,729

NET ASSETS – 100.0%		$11,180,841

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Utilities	62.3%

Industrials	17.1

Information Technology	10.9

Consumer Discretionary	6.0

Materials	2.0

Energy	0.8

Investment Company	0.4

Financials	0.2

Consumer Staples	0.1

Securities Lending Reinvestment Vehicle	0.2

TOTAL INVESTMENTS	100.0%

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 3.6%
8,186	Alphabet, Inc., Class A*	$1,133,434
68,342	AT&T, Inc.	1,157,030
4,162	Charter Communications, Inc., Class A*	1,223,337
27,148	Comcast Corp., Class A	1,163,292
8,699	Electronic Arts, Inc.	1,213,336
36,403	Interpublic Group of Cos., Inc. (The)	1,143,054
13,485	Live Nation Entertainment, Inc.*	1,307,775
2,535	Meta Platforms, Inc., Class A	1,242,480
2,099	Netflix, Inc.*	1,265,529
13,597	Omnicom Group, Inc.	1,201,839
29,089	Pinterest, Inc., Class A*	1,067,566
26,711	ROBLOX Corp., Class A*	1,065,769
7,036	Take-Two Interactive Software, Inc.*	1,033,799
7,327	T-Mobile US, Inc.	1,196,499
17,004	Trade Desk, Inc. (The), Class A*	1,452,652
29,240	Verizon Communications, Inc.	1,170,185
12,043	Walt Disney Co. (The)	1,343,758
122,062	Warner Bros Discovery, Inc.*	1,072,925

		21,454,259

Consumer Discretionary – 8.5%
8,065	Airbnb, Inc., Class A*	1,269,996
6,983	Amazon.com, Inc.*	1,234,315
417	AutoZone, Inc.*	1,253,510
15,873	Best Buy Co., Inc.	1,283,808
318	Booking Holdings, Inc.*	1,103,088
75,700	Carnival Corp.*	1,200,602
440	Chipotle Mexican Grill, Inc.*	1,183,059
8,177	D.R. Horton, Inc.	1,221,971
7,076	Darden Restaurants, Inc.	1,207,944
1,411	Deckers Outdoor Corp.*	1,263,677
2,794	Domino’s Pizza, Inc.	1,252,690
10,173	DoorDash, Inc., Class A*	1,267,251
28,278	DraftKings, Inc., Class A*	1,225,003
27,885	eBay, Inc.	1,318,403
7,668	Expedia Group, Inc.*	1,049,136
94,301	Ford Motor Co.	1,173,104
9,741	Garmin Ltd.	1,337,926
30,606	General Motors Co.	1,254,234
8,350	Genuine Parts Co.	1,246,321
6,021	Hilton Worldwide Holdings, Inc.	1,230,211
3,270	Home Depot, Inc. (The)	1,244,595
22,258	Las Vegas Sands Corp.	1,213,506
7,750	Lennar Corp., Class A	1,228,452
24,957	LKQ Corp.	1,305,002
5,360	Lowe’s Cos., Inc.	1,289,991
4,767	Marriott International, Inc., Class A	1,191,130
4,125	McDonald’s Corp.	1,205,655
26,592	MGM Resorts International*	1,150,902
11,436	NIKE, Inc., Class B	1,188,543
160	NVR, Inc.*	1,220,091
1,110	O’Reilly Automotive, Inc.*	1,207,036
3,138	Pool Corp.	1,249,301
11,454	PulteGroup, Inc.	1,241,385

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
78,041	Rivian Automotive, Inc., Class A*	$883,424
8,256	Ross Stores, Inc.	1,229,814
9,893	Royal Caribbean Cruises Ltd.*	1,220,302
12,504	Starbucks Corp.	1,186,630
6,340	Tesla, Inc.*	1,279,919
12,099	TJX Cos., Inc. (The)	1,199,495
5,014	Tractor Supply Co.	1,275,160
2,299	Ulta Beauty, Inc.*	1,261,139
9,098	Yum! Brands, Inc.	1,259,345

		51,307,066

Consumer Staples – 6.9%
29,436	Altria Group, Inc.	1,204,227
22,279	Archer-Daniels-Midland Co.	1,183,238
20,805	Brown-Forman Corp., Class B	1,253,085
13,329	Bunge Global SA	1,257,858
11,674	Church & Dwight Co., Inc.	1,168,801
7,570	Clorox Co. (The)	1,160,557
19,737	Coca-Cola Co. (The)	1,184,615
14,101	Colgate-Palmolive Co.	1,220,018
41,821	Conagra Brands, Inc.	1,174,334
4,830	Constellation Brands, Inc., Class A	1,200,352
1,644	Costco Wholesale Corp.	1,222,955
8,752	Dollar General Corp.	1,271,753
8,447	Dollar Tree, Inc.*	1,239,006
8,322	Estee Lauder Cos., Inc. (The), Class A	1,236,483
18,452	General Mills, Inc.	1,184,249
6,085	Hershey Co. (The)	1,143,493
8,932	J M Smucker Co. (The)	1,073,358
21,840	Kellanova	1,204,476
57,383	Kenvue, Inc.	1,090,277
37,748	Keurig Dr Pepper, Inc.	1,129,043
9,691	Kimberly-Clark Corp.	1,174,258
32,246	Kraft Heinz Co. (The)	1,137,639
26,349	Kroger Co. (The)	1,307,174
11,798	Lamb Weston Holdings, Inc.	1,205,874
17,899	McCormick & Co., Inc.	1,232,525
15,762	Mondelez International, Inc., Class A	1,151,729
20,927	Monster Beverage Corp.*	1,236,786
6,894	PepsiCo, Inc.	1,139,854
12,966	Philip Morris International, Inc.	1,166,421
7,425	Procter & Gamble Co. (The)	1,180,129
14,859	Sysco Corp.	1,203,133
8,051	Target Corp.	1,231,159
21,844	Tyson Foods, Inc., Class A	1,184,818
51,391	Walgreens Boots Alliance, Inc.	1,092,573
20,916	Walmart, Inc.	1,225,887

		41,672,137

Energy – 5.3%
38,860	APA Corp.	1,157,639
40,562	Baker Hughes Co.	1,200,230
7,429	Cheniere Energy, Inc.	1,152,981
7,760	Chevron Corp.	1,179,598
10,600	ConocoPhillips	1,192,924

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
48,709	Coterra Energy, Inc.	$1,255,718
28,891	Devon Energy Corp.	1,272,937
7,832	Diamondback Energy, Inc.	1,429,497
10,545	EOG Resources, Inc.	1,206,981
34,699	EQT Corp.	1,289,068
11,662	Exxon Mobil Corp.	1,218,912
34,407	Halliburton Co.	1,206,654
8,160	Hess Corp.	1,189,320
71,329	Kinder Morgan, Inc.	1,240,411
52,623	Marathon Oil Corp.	1,276,108
7,008	Marathon Petroleum Corp.	1,185,964
20,596	Occidental Petroleum Corp.	1,248,324
17,420	ONEOK, Inc.	1,308,590
28,689	Ovintiv, Inc.	1,417,523
8,148	Phillips 66	1,161,171
5,224	Pioneer Natural Resources Co.	1,228,633
25,068	Schlumberger NV	1,211,536
13,759	Targa Resources Corp.	1,351,684
807	Texas Pacific Land Corp.	1,271,364
8,542	Valero Energy Corp.	1,208,351
34,568	Williams Cos., Inc. (The)	1,242,374

		32,304,492

Financials – 14.6%
15,115	Aflac, Inc.	1,220,385
7,462	Allstate Corp. (The)	1,190,338
5,706	American Express Co.	1,252,010
17,093	American International Group, Inc.	1,245,909
3,037	Ameriprise Financial, Inc.	1,237,152
3,923	Aon PLC, Class A	1,239,629
11,287	Apollo Global Management, Inc.	1,261,887
14,032	Arch Capital Group Ltd.*	1,229,063
9,198	Ares Management Corp., Class A	1,219,931
5,043	Arthur J Gallagher & Co.	1,230,139
35,843	Bank of America Corp.	1,237,300
21,503	Bank of New York Mellon Corp. (The)	1,206,103
2,976	Berkshire Hathaway, Inc., Class B*	1,218,374
1,494	BlackRock, Inc.	1,212,142
9,457	Blackstone, Inc.	1,208,794
17,614	Block, Inc.*	1,399,785
15,019	Brown & Brown, Inc.	1,264,750
8,921	Capital One Financial Corp.	1,227,619
6,482	Cboe Global Markets, Inc.	1,244,544
19,045	Charles Schwab Corp. (The)	1,271,825
4,815	Chubb Ltd.	1,211,791
11,173	Cincinnati Financial Corp.	1,273,722
21,829	Citigroup, Inc.	1,211,291
37,953	Citizens Financial Group, Inc.	1,191,345
5,794	CME Group, Inc.	1,276,708
11,253	Discover Financial Services	1,358,237
3,077	Everest Group Ltd.	1,135,044
2,468	FactSet Research Systems, Inc.	1,141,647
19,308	Fidelity National Information Services, Inc.	1,335,920
35,864	Fifth Third Bancorp	1,231,570

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
813	First Citizens BancShares, Inc., Class A	$1,279,508
8,287	Fiserv, Inc.*	1,237,001
4,071	FleetCor Technologies, Inc.*	1,136,908
8,645	Global Payments, Inc.	1,121,257
3,082	Goldman Sachs Group, Inc. (The)(a)	1,199,052
13,180	Hartford Financial Services Group, Inc. (The)	1,263,171
96,214	Huntington Bancshares, Inc.	1,254,631
9,291	Intercontinental Exchange, Inc.	1,286,060
7,014	Jack Henry & Associates, Inc.	1,218,823
6,777	JPMorgan Chase & Co.	1,260,929
85,651	KeyCorp	1,222,240
12,495	KKR & Co., Inc.	1,227,759
16,314	Loews Corp.	1,225,671
4,873	LPL Financial Holdings, Inc.	1,305,428
9,123	M&T Bank Corp.	1,274,848
823	Markel Group, Inc.*	1,228,311
6,045	Marsh & McLennan Cos., Inc.	1,222,722
2,573	Mastercard, Inc., Class A	1,221,557
17,696	MetLife, Inc.	1,234,119
2,937	Moody’s Corp.	1,114,357
13,766	Morgan Stanley	1,184,427
2,025	MSCI, Inc.	1,135,964
21,139	Nasdaq, Inc.	1,188,012
15,181	Northern Trust Corp.	1,246,816
18,617	PayPal Holdings, Inc.*	1,123,350
8,006	PNC Financial Services Group, Inc. (The)	1,178,483
15,144	Principal Financial Group, Inc.	1,224,544
6,516	Progressive Corp. (The)	1,235,173
10,908	Prudential Financial, Inc.	1,188,863
10,670	Raymond James Financial, Inc.	1,283,814
66,563	Regions Financial Corp.	1,240,069
2,593	S&P Global, Inc.	1,110,789
16,304	State Street Corp.	1,202,094
30,925	Synchrony Financial	1,277,202
10,867	T. Rowe Price Group, Inc.	1,231,774
5,537	Travelers Cos., Inc. (The)	1,223,455
33,073	Truist Financial Corp.	1,156,894
29,783	US Bancorp	1,249,695
4,255	Visa, Inc., Class A	1,202,633
14,739	W R Berkley Corp.	1,232,180
24,569	Wells Fargo & Co.	1,365,791
4,371	Willis Towers Watson PLC	1,191,578

		88,392,906

Health Care – 12.1%
10,479	Abbott Laboratories	1,243,229
6,781	AbbVie, Inc.	1,193,795
8,827	Agilent Technologies, Inc.	1,212,477
4,098	Align Technology, Inc.*	1,239,317
6,999	Alnylam Pharmaceuticals, Inc.*	1,057,479
3,937	Amgen, Inc.	1,078,069
50,151	Avantor, Inc.*	1,235,721
30,170	Baxter International, Inc.	1,234,556
4,929	Becton Dickinson & Co.	1,161,026
4,894	Biogen, Inc.*	1,061,949

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
13,171	BioMarin Pharmaceutical, Inc.*	$1,136,394
17,666	Bio-Techne Corp.	1,299,688
18,234	Boston Scientific Corp.*	1,207,273
24,402	Bristol-Myers Squibb Co.	1,238,402
11,199	Cardinal Health, Inc.	1,254,064
4,962	Cencora, Inc.	1,169,047
15,834	Centene Corp.*	1,241,861
3,579	Cigna Group (The)	1,203,045
12,612	Cooper Cos., Inc. (The)	1,180,483
15,723	CVS Health Corp.	1,169,320
4,772	Danaher Corp.	1,207,984
9,343	Dexcom, Inc.*	1,075,099
13,501	Edwards Lifesciences Corp.*	1,145,830
2,377	Elevance Health, Inc.	1,191,471
1,636	Eli Lilly & Co.	1,233,020
18,906	Exact Sciences Corp.*	1,087,662
14,518	GE HealthCare Technologies, Inc.	1,325,203
15,794	Gilead Sciences, Inc.	1,138,747
3,863	HCA Healthcare, Inc.	1,204,097
16,005	Hologic, Inc.*	1,181,169
3,198	Humana, Inc.	1,120,323
2,079	IDEXX Laboratories, Inc.*	1,195,903
8,236	Illumina, Inc.*	1,151,640
20,364	Incyte Corp.*	1,188,443
5,894	Insulet Corp.*	966,616
3,048	Intuitive Surgical, Inc.*	1,175,309
5,514	IQVIA Holdings, Inc.*	1,362,840
7,508	Johnson & Johnson	1,211,641
5,298	Laboratory Corp. of America Holdings	1,143,467
2,284	McKesson Corp.	1,190,900
13,522	Medtronic PLC	1,127,194
9,298	Merck & Co., Inc.	1,182,241
978	Mettler-Toledo International, Inc.*	1,219,781
11,957	Moderna, Inc.*	1,102,914
3,261	Molina Healthcare, Inc.*	1,284,541
43,318	Pfizer, Inc.	1,150,526
9,271	Quest Diagnostics, Inc.	1,157,855
1,246	Regeneron Pharmaceuticals, Inc.*	1,203,748
6,248	ResMed, Inc.	1,085,403
11,433	Revvity, Inc.	1,252,942
39,987	Royalty Pharma PLC, Class A	1,213,206
5,231	STERIS PLC	1,218,352
3,459	Stryker Corp.	1,207,433
2,133	Thermo Fisher Scientific, Inc.	1,216,194
2,295	UnitedHealth Group, Inc.	1,132,812
5,565	Veeva Systems, Inc., Class A*	1,254,963
2,809	Vertex Pharmaceuticals, Inc.*	1,181,859
100,879	Viatris, Inc.	1,247,873
3,617	Waters Corp.*	1,220,448
2,884	West Pharmaceutical Services, Inc.	1,033,510
9,280	Zimmer Biomet Holdings, Inc.	1,154,061
6,010	Zoetis, Inc.	1,191,963

		73,354,378

Shares	Description	Value

Common Stocks – (continued)

Industrials – 15.3%
12,637	3M Co.	$1,164,120
7,086	AMETEK, Inc.	1,276,755
4,721	Automatic Data Processing, Inc.	1,185,585
4,397	Axon Enterprise, Inc.*	1,351,506
5,590	Boeing Co. (The)*	1,138,795
8,208	Booz Allen Hamilton Holding Corp.	1,212,404
5,980	Broadridge Financial Solutions, Inc.	1,217,408
6,554	Builders FirstSource, Inc.*	1,279,210
3,485	Carlisle Cos., Inc.	1,219,750
22,140	Carrier Global Corp.	1,230,541
3,649	Caterpillar, Inc.	1,218,620
1,899	Cintas Corp.	1,193,730
23,259	Copart, Inc.*	1,236,216
31,968	CSX Corp.	1,212,866
4,752	Cummins, Inc.	1,276,435
3,070	Deere & Co.	1,120,704
29,739	Delta Air Lines, Inc.	1,257,068
7,360	Dover Corp.	1,217,197
4,342	Eaton Corp. PLC	1,254,838
11,352	Emerson Electric Co.	1,212,961
4,858	Equifax, Inc.	1,329,100
9,348	Expeditors International of Washington, Inc.	1,118,021
16,925	Fastenal Co.	1,235,694
4,928	FedEx Corp.	1,226,924
14,300	Fortive Corp.	1,217,359
4,410	General Dynamics Corp.	1,205,032
8,573	General Electric Co.	1,345,018
13,539	Graco, Inc.	1,235,569
6,113	Honeywell International, Inc.	1,214,836
20,004	Howmet Aerospace, Inc.	1,331,266
3,325	Hubbell, Inc.	1,265,728
5,271	IDEX Corp.	1,243,429
4,645	Illinois Tool Works, Inc.	1,217,687
14,030	Ingersoll Rand, Inc.	1,281,360
5,526	J.B. Hunt Transport Services, Inc.	1,140,069
8,288	Jacobs Solutions, Inc.	1,215,435
22,118	Johnson Controls International PLC	1,310,934
5,687	L3Harris Technologies, Inc.	1,203,710
10,513	Leidos Holdings, Inc.	1,344,192
2,704	Lennox International, Inc.	1,274,152
2,762	Lockheed Martin Corp.	1,182,799
16,943	Masco Corp.	1,300,545
4,721	Norfolk Southern Corp.	1,196,207
2,621	Northrop Grumman Corp.	1,208,333
2,699	Old Dominion Freight Line, Inc.	1,194,254
12,938	Otis Worldwide Corp.	1,232,991
11,338	PACCAR, Inc.	1,257,271
2,312	Parker-Hannifin Corp.	1,237,960
9,733	Paychex, Inc.	1,193,460
5,965	Paycom Software, Inc.	1,087,956
5,654	Quanta Services, Inc.	1,365,498
6,797	Republic Services, Inc.	1,247,929
4,472	Rockwell Automation, Inc.	1,274,878
12,840	RTX Corp.	1,151,363

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
4,032	Snap-on, Inc.	$1,111,461
38,357	Southwest Airlines Co.	1,314,494
19,571	SS&C Technologies Holdings, Inc.	1,247,847
13,312	Stanley Black & Decker, Inc.	1,188,628
13,554	Textron, Inc.	1,207,255
4,304	Trane Technologies PLC	1,213,599
1,036	TransDigm Group, Inc.	1,220,139
17,163	TransUnion	1,332,364
16,609	Uber Technologies, Inc.*	1,320,416
4,743	Union Pacific Corp.	1,203,252
28,863	United Airlines Holdings, Inc.*	1,312,978
8,054	United Parcel Service, Inc., Class B	1,194,086
1,813	United Rentals, Inc.	1,256,899
14,565	Veralto Corp.	1,258,707
4,731	Verisk Analytics, Inc.	1,144,429
19,741	Vertiv Holdings Co., Class A	1,334,886
1,251	W.W. Grainger, Inc.	1,217,798
6,238	Waste Management, Inc.	1,282,845
2,942	Watsco, Inc.	1,159,501
8,712	Westinghouse Air Brake Technologies Corp.	1,230,918
9,613	Xylem, Inc.	1,221,332

		92,537,502

Information Technology – 16.3%
3,218	Accenture PLC, Class A	1,206,042
1,921	Adobe, Inc.*	1,076,298
7,000	Advanced Micro Devices, Inc.*	1,347,710
9,457	Akamai Technologies, Inc.*	1,048,970
11,400	Amphenol Corp., Class A	1,245,336
6,261	Analog Devices, Inc.	1,200,985
3,480	ANSYS, Inc.*	1,162,912
6,283	Apple, Inc.	1,135,652
6,953	Applied Materials, Inc.	1,401,864
4,447	Arista Networks, Inc.*	1,234,220
5,674	Atlassian Corp., Class A*	1,176,901
4,591	Autodesk, Inc.*	1,185,258
956	Broadcom, Inc.	1,243,268
3,945	Cadence Design Systems, Inc.*	1,200,779
4,949	CDW Corp.	1,218,493
23,900	Cisco Systems, Inc.	1,156,043
14,382	Cloudflare, Inc., Class A*	1,417,202
15,105	Cognizant Technology Solutions Corp., Class A	1,193,597
37,508	Corning, Inc.	1,209,258
3,746	Crowdstrike Holdings, Inc., Class A*	1,214,266
9,058	Datadog, Inc., Class A*	1,190,765
14,244	Dell Technologies, Inc., Class C	1,348,337
10,152	Enphase Energy, Inc.*	1,289,406
9,966	Entegris, Inc.	1,339,032
4,134	EPAM Systems, Inc.*	1,258,390
929	Fair Isaac Corp.*	1,179,746
8,187	First Solar, Inc.*	1,259,897
17,385	Fortinet, Inc.*	1,201,477
2,630	Gartner, Inc.*	1,224,423
56,753	Gen Digital, Inc.	1,219,622

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
10,678	GoDaddy, Inc., Class A*	$1,218,894
78,506	Hewlett Packard Enterprise Co.	1,195,646
42,480	HP, Inc.	1,203,458
1,952	HubSpot, Inc.*	1,207,917
27,814	Intel Corp.	1,197,393
6,450	International Business Machines Corp.	1,193,444
1,842	Intuit, Inc.	1,221,043
9,069	Jabil, Inc.	1,306,752
7,507	Keysight Technologies, Inc.*	1,158,330
1,952	KLA Corp.	1,331,850
1,400	Lam Research Corp.	1,313,550
18,698	Lattice Semiconductor Corp.*	1,432,454
4,817	Manhattan Associates, Inc.*	1,220,291
17,564	Marvell Technology, Inc.	1,258,636
14,319	Microchip Technology, Inc.	1,204,801
14,105	Micron Technology, Inc.	1,278,054
2,882	Microsoft Corp.	1,192,110
2,610	MongoDB, Inc.*	1,168,184
1,836	Monolithic Power Systems, Inc.	1,321,993
3,629	Motorola Solutions, Inc.	1,198,985
13,669	NetApp, Inc.	1,218,181
1,732	NVIDIA Corp.	1,370,220
14,308	Okta, Inc.*	1,535,248
15,485	ON Semiconductor Corp.*	1,222,076
10,161	Oracle Corp.	1,134,780
50,949	Palantir Technologies, Inc., Class A*	1,277,801
3,278	Palo Alto Networks, Inc.*	1,017,983
6,576	PTC, Inc.*	1,203,474
8,229	QUALCOMM, Inc.	1,298,454
2,168	Roper Technologies, Inc.	1,180,975
4,119	Salesforce, Inc.*	1,272,030
13,750	Seagate Technology Holdings PLC	1,279,438
1,505	ServiceNow, Inc.*	1,160,867
11,505	Skyworks Solutions, Inc.	1,207,105
5,447	Snowflake, Inc., Class A*	1,025,561
7,771	Splunk, Inc.*	1,213,986
1,735	Super Micro Computer, Inc.*	1,502,718
2,140	Synopsys, Inc.*	1,227,782
2,742	Teledyne Technologies, Inc.*	1,171,574
12,205	Teradyne, Inc.	1,264,316
7,485	Texas Instruments, Inc.	1,252,465
23,097	Trimble, Inc.*	1,413,305
17,163	Twilio, Inc., Class A*	1,022,743
2,718	Tyler Technologies, Inc.*	1,188,147
5,882	VeriSign, Inc.*	1,148,696
20,512	Western Digital Corp.*	1,219,849
4,043	Workday, Inc., Class A*	1,191,310
4,885	Zebra Technologies Corp., Class A*	1,365,260
18,616	Zoom Video Communications, Inc., Class A*	1,316,710
4,874	Zscaler, Inc.*	1,179,362

		98,692,350

Materials – 5.6%
5,545	Air Products and Chemicals, Inc.	1,297,752

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
10,371	Albemarle Corp.	$1,429,642
5,872	Avery Dennison Corp.	1,271,464
20,316	Ball Corp.	1,300,630
8,014	Celanese Corp.	1,217,888
15,672	CF Industries Holdings, Inc.	1,265,044
22,225	Corteva, Inc.	1,189,482
15,960	CRH PLC	1,345,588
21,968	Dow, Inc.	1,227,572
17,855	DuPont de Nemours, Inc.	1,235,388
5,848	Ecolab, Inc.	1,314,864
30,379	Freeport-McMoRan, Inc.	1,148,630
14,454	International Flavors & Fragrances, Inc.	1,091,277
35,510	International Paper Co.	1,255,634
2,833	Linde PLC	1,271,507
12,552	LyondellBasell Industries NV, Class A	1,258,715
2,260	Martin Marietta Materials, Inc.	1,305,625
39,390	Mosaic Co. (The)	1,227,392
35,414	Newmont Corp.	1,106,688
6,348	Nucor Corp.	1,220,720
7,207	Packaging Corp. of America	1,305,836
8,494	PPG Industries, Inc.	1,202,750
4,003	Reliance, Inc.	1,285,844
11,201	RPM International, Inc.	1,292,035
3,813	Sherwin-Williams Co. (The)	1,266,030
9,520	Steel Dynamics, Inc.	1,273,966
5,042	Vulcan Materials Co.	1,340,416

		33,948,379

Real Estate – 6.2%
10,122	Alexandria Real Estate Equities, Inc. REIT	1,262,517
6,196	American Tower Corp. REIT	1,232,137
6,894	AvalonBay Communities, Inc. REIT	1,220,445
12,527	Camden Property Trust REIT	1,183,551
14,142	CBRE Group, Inc., Class A*	1,299,508
13,939	CoStar Group, Inc.*	1,213,111
11,103	Crown Castle, Inc. REIT	1,220,664
8,189	Digital Realty Trust, Inc. REIT	1,202,227
1,410	Equinix, Inc. REIT	1,253,236
17,812	Equity LifeStyle Properties, Inc. REIT	1,199,104
20,202	Equity Residential REIT	1,216,362
5,167	Essex Property Trust, Inc. REIT	1,195,644
8,243	Extra Space Storage, Inc. REIT	1,162,016
26,186	Gaming and Leisure Properties, Inc. REIT	1,190,939
61,362	Host Hotels & Resorts, Inc. REIT	1,272,648
36,459	Invitation Homes, Inc. REIT	1,242,158
17,243	Iron Mountain, Inc. REIT	1,355,989
58,545	Kimco Realty Corp. REIT	1,156,849
9,538	Mid-America Apartment Communities, Inc. REIT	1,198,736
9,091	Prologis, Inc. REIT	1,211,558
4,219	Public Storage REIT	1,197,647
22,217	Realty Income Corp. REIT	1,157,728

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
5,474	SBA Communications Corp. REIT	$1,145,325
8,270	Simon Property Group, Inc. REIT	1,225,118
9,539	Sun Communities, Inc. REIT	1,275,937
33,934	UDR, Inc. REIT	1,204,657
26,305	Ventas, Inc. REIT	1,112,438
39,840	VICI Properties, Inc. REIT	1,192,411
19,535	W.P. Carey, Inc. REIT	1,100,407
13,660	Welltower, Inc. REIT	1,258,906
36,226	Weyerhaeuser Co. REIT	1,245,450

		37,605,423

Utilities – 5.4%
24,862	Alliant Energy Corp.	1,187,160
17,404	Ameren Corp.	1,238,991
15,348	American Electric Power Co., Inc.	1,307,496
9,647	American Water Works Co., Inc.	1,143,555
10,541	Atmos Energy Corp.	1,190,184
43,099	CenterPoint Energy, Inc.	1,185,223
21,038	CMS Energy Corp.	1,206,950
13,277	Consolidated Edison, Inc.	1,157,887
8,945	Constellation Energy Corp.	1,506,785
26,621	Dominion Energy, Inc.	1,273,282
11,265	DTE Energy Co.	1,220,563
12,479	Duke Energy Corp.	1,145,947
18,142	Edison International	1,234,019
12,009	Entergy Corp.	1,219,754
23,954	Evergy, Inc.	1,186,681
22,165	Eversource Energy	1,301,085
34,872	Exelon Corp.	1,249,812
33,165	FirstEnergy Corp.	1,214,171
21,166	NextEra Energy, Inc.	1,168,152
47,160	NiSource, Inc.	1,228,990
72,594	PG&E Corp.	1,211,594
45,989	PPL Corp.	1,212,730
20,138	Public Service Enterprise Group, Inc.	1,256,611
16,978	Sempra	1,198,647
17,635	Southern Co. (The)	1,185,954
15,222	WEC Energy Group, Inc.	1,194,775
20,335	Xcel Energy, Inc.	1,071,451

		32,898,449

TOTAL COMMON STOCKS (Cost $519,703,913)		604,167,341

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
567,018	5.195%	$567,018
(Cost $567,018)

TOTAL INVESTMENTS – 99.9% (Cost $520,270,931)		$604,734,359

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		864,013

NET ASSETS – 100.0%		$605,598,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 5.9%
23,059	Alphabet, Inc., Class A*	$3,192,749
32,274	GCI Liberty, Inc., Class A*(a)	—
7,110	Meta Platforms, Inc., Class A	3,484,824
5,809	Netflix, Inc.*	3,502,362

		10,179,935

Consumer Discretionary – 11.8%
45,854	Alibaba Group Holding Ltd. ADR (China)	3,394,572
19,682	Amazon.com, Inc.*	3,478,990
78,755	Caesars Entertainment, Inc.*	3,423,480
71,086	Capri Holdings Ltd.*	3,279,197
1,927	MercadoLibre, Inc. (Brazil)*	3,074,143
66,322	Tempur Sealy International, Inc.	3,612,559

		20,262,941

Consumer Staples – 1.9%
158,661	Albertsons Cos., Inc., Class A	3,217,645

Energy – 8.0%
21,629	Cheniere Energy, Inc.	3,356,821
238,498	Energy Transfer LP	3,491,611
23,577	Hess Corp.	3,436,348
14,933	Pioneer Natural Resources Co.	3,512,092

		13,796,872

Financials – 20.0%
29,894	Apollo Global Management, Inc.	3,342,149
8,441	Berkshire Hathaway, Inc., Class B*	3,455,745
62,342	Citigroup, Inc.	3,459,358
2,254	First Citizens BancShares, Inc., Class A	3,547,368
23,211	Fiserv, Inc.*	3,464,706
35,072	KKR & Co., Inc.	3,446,175
7,234	Mastercard, Inc., Class A	3,434,414
17,905	Progressive Corp. (The)	3,394,072
7,989	S&P Global, Inc.	3,422,328
12,124	Visa, Inc., Class A	3,426,727

		34,393,042

Health Care – 10.0%
51,027	Boston Scientific Corp.*	3,378,498
13,570	Danaher Corp.	3,435,110
4,444	Eli Lilly & Co.	3,349,354
10,488	Karuna Therapeutics, Inc.*	3,292,917
38,267	Tenet Healthcare Corp.*	3,558,831

		17,014,710

Industrials – 18.1%
43,670	AerCap Holdings NV (Ireland)*	3,370,451
96,286	API Group Corp.*	3,374,824
18,022	Builders FirstSource, Inc.*	3,517,534
22,971	General Electric Co.	3,603,920
2,934	TransDigm Group, Inc.	3,455,489
42,517	Uber Technologies, Inc.*	3,380,102
13,455	Union Pacific Corp.	3,413,399
51,796	Vertiv Holdings Co., Class A	3,502,446

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
67,156	WillScot Mobile Mini Holdings Corp.*	$3,206,699

		30,824,864

Information Technology – 22.0%
18,832	Advanced Micro Devices, Inc.*	3,625,725
70,372	Alteryx, Inc., Class A*	3,380,671
18,274	Apple, Inc.	3,303,025
2,666	Broadcom, Inc.	3,467,106
8,218	Microsoft Corp.	3,399,294
4,554	NVIDIA Corp.	3,602,760
11,638	Salesforce, Inc.*	3,594,047
4,249	ServiceNow, Inc.*	3,277,424
21,781	Splunk, Inc.*	3,402,628
26,032	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3,349,537
11,134	Workday, Inc., Class A*	3,280,744

		37,682,961

Materials – 2.2%
45,019	CRH PLC	3,795,552

TOTAL COMMON STOCKS (Cost $143,119,968)		171,168,522

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
118,097	5.195%	118,097
(Cost $118,097)

TOTAL INVESTMENTS – 100.0% (Cost $143,238,065)		$171,286,619

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		9,378

NET ASSETS – 100.0%		$171,295,997

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 11.4%
3,192	AfreecaTV Co. Ltd. (South Korea)	$307,790
47,376	Alphabet, Inc., Class A*	6,559,681
16,666	Baidu, Inc. ADR (China)*	1,688,766
43,033	Bilibili, Inc. ADR (China)*(a)	416,559
21,705	Bumble, Inc., Class A*	248,522
37,678	Comcast Corp., Class A	1,614,502
5,468	CTS Eventim AG & Co. KGaA (Germany)	430,180
7,105	Electronic Arts, Inc.	991,005
21,380	Endeavor Group Holdings, Inc., Class A	514,189
36,937	Gree, Inc. (Japan)	122,654
46,022	Hello Group, Inc. ADR (China)	303,285
5,192	IDT Corp., Class B*	193,194
7,002	Infocom Corp. (Japan)	107,226
105,540	iQIYI, Inc. ADR (China)*	389,443
6,034	Iridium Communications, Inc.	174,684
11,045	JOYY, Inc. ADR (China)	347,918
147,753	Kuaishou Technology (China)*(b)	839,849
5,732	Liberty Media Corp.-Liberty Formula One, Class A*	375,733
23,907	Liberty Media Corp.-Liberty SiriusXM, Class A*	696,650
8,036	Live Nation Entertainment, Inc.*	779,331
7,062	Madison Square Garden Entertainment Corp.*	271,816
1,646	Madison Square Garden Sports Corp.*	309,761
13,171	Match Group, Inc.*	474,683
12,137	Meta Platforms, Inc., Class A	5,948,708
12,960	MIXI, Inc. (Japan)	213,792
12,747	NetEase, Inc. ADR (China)	1,375,656
2,109	Netflix, Inc.*	1,271,558
12,055	Pinterest, Inc., Class A*	442,419
31,066	Playtika Holding Corp.*	230,199
73,135	Rightmove PLC (United Kingdom)	524,174
5,543	Scout24 SE (Germany)(b)	403,090
39,124	Sea Ltd. ADR (Singapore)*	1,898,297
36,434	Snap, Inc., Class A*	401,503
6,491	Sphere Entertainment Co.*	281,060
3,861	Spotify Technology SA*	989,999
3,332	Take-Two Interactive Software, Inc.*	489,571
33,945	TELUS Corp. (Canada)	592,383
55,965	Tencent Holdings Ltd. (China)	1,981,593
65,831	Tencent Music Entertainment Group ADR (China)*	689,251
6,958	TKO Group Holdings, Inc.	582,593
15,385	Ubisoft Entertainment SA (France)*	352,956
29,706	Vivid Seats, Inc., Class A*	178,830
17,383	Walt Disney Co. (The)	1,939,595
58,897	Warner Bros Discovery, Inc.*	517,705
35,936	Weibo Corp. ADR (China)	327,736
32,185	Yalla Group Ltd. ADR (United Arab Emirates)*	164,787

Shares	Description	Value

Common Stocks – (continued)

Communication Services – (continued)
4,779	Ziff Davis, Inc.*	$328,604

		40,283,480

Consumer Discretionary – 15.2%
6,323	Academy Sports & Outdoors, Inc.	472,455
3,210	adidas AG (Germany)	649,999
5,939	Airbnb, Inc., Class A*	935,214
44,794	Alibaba Group Holding Ltd. ADR (China)	3,316,100
39,260	Amazon.com, Inc.*	6,939,598
66,766	ANTA Sports Products Ltd. (China)	654,544
11,690	Aptiv PLC*	929,238
21,705	Atour Lifestyle Holdings Ltd. ADR (China)	420,643
30,388	Bandai Namco Holdings, Inc. (Japan)	587,375
13,237	Caesars Entertainment, Inc.*	575,412
7,660	Carvana Co.*	581,624
26,926	Chegg, Inc.*	240,718
17,847	Chewy, Inc., Class A*	314,821
3,678	Columbia Sportswear Co.	304,134
8,384	Continental AG (Germany)	672,109
14,121	Coursera, Inc.*	226,924
3,691	Dick’s Sporting Goods, Inc.	656,592
2,305	Duolingo, Inc.*	550,895
80,845	East Buy Holding Ltd. (China)*(a)(b)	249,904
15,715	eBay, Inc.	743,005
6,405	Etsy, Inc.*	459,174
24,391	Everi Holdings, Inc.*	289,277
10,517	Foot Locker, Inc.	362,100
101,119	Ford Motor Co.	1,257,920
31,290	GameStop Corp., Class A*(a)	446,508
30,402	General Motors Co.	1,245,874
539	Graham Holdings Co., Class B	378,556
83,125	Honda Motor Co. Ltd. (Japan)	989,702
6,161	Hyundai Motor Co. (South Korea)	1,159,005
340,838	JD Sports Fashion PLC (United Kingdom)	508,318
33,044	JD.com, Inc. ADR (China)	747,455
16,898	Just Eat Takeaway.com NV (United Kingdom)*(b)	278,316
10,973	Kia Corp. (South Korea)*	1,025,938
11,099	Las Vegas Sands Corp.	605,117
25,404	Li Auto, Inc. ADR (China)*	1,165,536
174,502	Li Ning Co. Ltd. (China)	435,096
182,021	Lucid Group, Inc.*(a)	600,669
1,935	Lululemon Athletica, Inc.*	903,819
1,374	MercadoLibre, Inc. (Brazil)*	2,191,942
8,839	MGM Resorts International*	382,552
8,076	New Oriental Education & Technology Group, Inc. ADR (China)*	755,348
505,346	Nexteer Automotive Group Ltd. (China)	233,670
12,653	NIKE, Inc., Class B	1,315,026

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
117,761	NIO, Inc. ADR (China)*(a)	$677,126
136,022	Nissan Motor Co. Ltd. (Japan)	535,109
9,739	PDD Holdings, Inc. ADR (China)*	1,212,895
28,102	Pearson PLC (United Kingdom)	341,471
69,788	Peloton Interactive, Inc., Class A*	315,442
11,195	Penn Entertainment, Inc.*	204,869
4,354	Planet Fitness, Inc., Class A*	270,166
19,740	Playtech PLC (United Kingdom)*	110,718
130,203	Polestar Automotive Holding UK PLC, Class A, ADR (Hong Kong)*(a)	270,822
26,661	Prosus NV (China)*	778,694
237,285	Rakuten Group, Inc. (Japan)*	1,300,018
49,176	Rivian Automotive, Inc., Class A*	556,672
47,519	Sabre Corp.*	125,925
46,457	Sharp Corp. (Japan)*(a)	253,128
5,865	Stride, Inc.*	350,434
34,016	TAL Education Group ADR (China)*	501,056
16,510	Tesla, Inc.*	3,333,039
95,007	Toyota Motor Corp. (Japan)	2,298,526
17,587	Udemy, Inc.*	198,733
1,070	Vitesco Technologies Group AG (Germany)*	86,264
5,935	Wayfair, Inc., Class A*	353,726
73,074	XPeng, Inc. ADR (China)*(a)	689,088
56,773	Yamaha Motor Co. Ltd. (Japan)	508,101
17,466	Zalando SE (Germany)*(b)	368,944

		53,399,188

Consumer Staples – 0.8%
1,343,415	Alibaba Health Information Technology Ltd. (China)*	590,301
36,698	Walmart, Inc.	2,150,870

		2,741,171

Energy – 0.9%
571,946	China Suntien Green Energy Corp. Ltd., Class H (China)	217,709
25,537	Enbridge, Inc. (Canada)	878,314
5,923	HD Hyundai Co. Ltd. (South Korea)	314,476
22,071	Oceaneering International, Inc.*	436,123
22,767	TotalEnergies SE (France)	1,453,355

		3,299,977

Financials – 14.3%
26,806	3i Group PLC (United Kingdom)	836,856
597	Adyen NV (Netherlands)*(b)	943,224
12,174	Affirm Holdings, Inc.*	456,768
26,212	Allfunds Group PLC (United Kingdom)	186,077
2,341	Ameriprise Financial, Inc.	953,630
11,530	Apollo Global Management, Inc.	1,289,054
27,058	AvidXchange Holdings, Inc.*	359,601

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
53,746	BGC Group, Inc., Class A	$373,535
2,011	BlackRock, Inc.	1,631,605
10,539	Blackstone, Inc.	1,347,095
25,385	Block, Inc.*	2,017,346
20,582	Brookfield Corp. (Canada)	849,419
15,157	Carlyle Group, Inc. (The)	694,948
16,188	Charles Schwab Corp. (The)	1,081,035
24,298	CI Financial Corp. (Canada)	303,109
7,574	Coinbase Global, Inc., Class A*	1,541,763
26,112	Corebridge Financial, Inc.	648,361
6,926	Discover Financial Services	835,968
26,347	Dlocal Ltd. (Uruguay)*	438,941
10,663	DWS Group GmbH & Co. KGaA (Germany)(b)	437,327
4,137	Eurazeo SE (France)	349,642
4,608	Euronet Worldwide, Inc.*	504,299
2,894	Evercore, Inc., Class A	541,410
10,210	Fidelity National Information Services, Inc.	706,430
2,357	FleetCor Technologies, Inc.*	658,239
6,591	Global Payments, Inc.	854,853
4,698	GMO Payment Gateway, Inc. (Japan)	316,559
4,410	Goldman Sachs Group, Inc. (The)(c)	1,715,710
3,112	Hamilton Lane, Inc., Class A	357,413
30,652	Hargreaves Lansdown PLC (United Kingdom)	282,425
7,398	Interactive Brokers Group, Inc., Class A	804,311
23,834	Invesco Ltd.	367,282
3,314	Jack Henry & Associates, Inc.	575,874
2,627	Kaspi.KZ JSC ADR (Kazakhstan)	271,106
14,951	KKR & Co., Inc.	1,469,085
9,507	Lazard, Inc.	366,400
6,363	London Stock Exchange Group PLC (United Kingdom)	714,419
51,881	Marqeta, Inc., Class A*	338,783
5,241	Mastercard, Inc., Class A	2,488,217
51,352	Mirae Asset Securities Co. Ltd. (South Korea)*	347,849
12,999	Morgan Stanley	1,118,434
1,922	Morningstar, Inc.	573,890
1,385	MSCI, Inc.	776,943
8,362	Northern Trust Corp.	686,771
113,352	NU Holdings Ltd., Class A (Brazil)*	1,255,940
14,316	Nuvei Corp. (Canada)(b)	379,234
27,173	Pagseguro Digital Ltd., Class A (Brazil)*	378,248
52,914	Payoneer Global, Inc.*	257,162
21,527	PayPal Holdings, Inc.*	1,298,939
29,034	Paysafe Ltd.*	418,090
2,406	PJT Partners, Inc., Class A	253,592
13,458	Plus500 Ltd. (Israel)	289,403
31,769	Repay Holdings Corp.*	276,073

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
36,643	Robinhood Markets, Inc., Class A*	$597,647
2,167	S&P Global, Inc.	928,299
13,531	SBI Holdings, Inc. (Japan)	363,882
5,535	Shift4 Payments, Inc., Class A*	455,088
76,977	SoFi Technologies, Inc.*(a)	691,253
7,627	State Street Corp.	562,339
5,077	Stifel Financial Corp.	385,141
26,222	StoneCo Ltd., Class A (Brazil)*	451,281
3,452	StoneX Group, Inc.*	239,086
20,776	Toast, Inc., Class A*	477,848
43,068	TP ICAP Group PLC (United Kingdom)	97,517
7,523	TPG, Inc.	333,645
4,958	Tradeweb Markets, Inc., Class A	524,656
46,868	UBS Group AG (Switzerland)	1,341,823
6,686	Upstart Holdings, Inc.*(a)	172,165
12,051	Virtu Financial, Inc., Class A	217,521
936	Virtus Investment Partners, Inc.	217,452
8,631	Visa, Inc., Class A	2,439,466
19,153	WealthNavi, Inc. (Japan)*	284,985
49,301	WisdomTree, Inc.	397,366

		50,397,147

Health Care – 21.5%
11,231	10X Genomics, Inc., Class A*	523,814
490,053	3SBio, Inc. (China)(b)	323,622
19,749	Abbott Laboratories	2,343,021
14,207	AbbVie, Inc.	2,501,142
43,104	AdaptHealth Corp.*	440,954
77,319	Adaptive Biotechnologies Corp.*	317,781
6,675	Agilent Technologies, Inc.	916,878
55,545	Allogene Therapeutics, Inc.*	272,726
14,033	ALX Oncology Holdings, Inc.*	205,864
5,364	Amgen, Inc.	1,468,824
13,829	AstraZeneca PLC (United Kingdom)	1,746,327
19,932	Baxter International, Inc.	815,617
12,577	Beam Therapeutics, Inc.*	496,666
5,911	BioNTech SE ADR (Germany)*	525,843
12,141	Bio-Techne Corp.	893,213
16,175	Boston Scientific Corp.*	1,070,947
31,323	Bristol-Myers Squibb Co.	1,589,642
26,940	Chugai Pharmaceutical Co. Ltd. (Japan)	1,079,976
3,911	CompuGroup Medical SE & Co. KgaA (Germany)	124,260
10,083	CRISPR Therapeutics AG (Switzerland)*	849,190
64,242	CureVac NV (Germany)*	219,708
4,599	Danaher Corp.	1,164,191
9,991	Dexcom, Inc.*	1,149,664
38,230	Editas Medicine, Inc.*	384,594
12,126	Edwards Lifesciences Corp.*	1,029,134
4,766	Eli Lilly & Co.	3,592,039
12,539	Exact Sciences Corp.*	721,369
22,672	Exelixis, Inc.*	496,517
39,893	Exscientia PLC ADR (United Kingdom)*(a)	265,288

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
12,158	Fulgent Genetics, Inc.*	$274,284
21,775	Fusion Pharmaceuticals, Inc. (Canada)*	260,429
6,176	Galapagos NV (Belgium)*	219,816
14,909	GE HealthCare Technologies, Inc.	1,360,894
11,419	Gilead Sciences, Inc.	823,310
9,027	Globus Medical, Inc., Class A*	487,368
22,861	Guardant Health, Inc.*	434,359
148,464	HUTCHMED China Ltd. (China)*	458,925
86,185	Hygeia Healthcare Holdings Co. Ltd. (China)(b)	324,207
11,944	Ideaya Biosciences, Inc.*	533,897
6,569	Illumina, Inc.*	918,543
21,865	Immatics NV (Germany)*	273,531
4,738	Immunocore Holdings PLC ADR (United Kingdom)*	318,488
3,979	Insulet Corp.*	652,556
19,337	Intellia Therapeutics, Inc.*	621,104
4,514	Intuitive Surgical, Inc.*	1,740,598
3,172	iRhythm Technologies, Inc.*	376,358
10,643	i-SENS, Inc. (South Korea)	183,431
16,641	Johnson & Johnson	2,685,525
71,620	Keymed Biosciences, Inc. (China)*(b)	313,328
37,960	Koninklijke Philips NV (Netherlands)	760,033
4,169	Laboratory Corp. of America Holdings	899,795
36,504	M3, Inc. (Japan)	523,524
68,665	MannKind Corp.*	282,213
46,827	Maravai LifeSciences Holdings, Inc., Class A*	361,973
4,854	Masimo Corp.*	623,933
21,402	Medtronic PLC	1,784,071
16,902	Merck & Co., Inc.	2,149,089
8,424	Mezzion Pharma Co. Ltd. (South Korea)*	255,896
10,887	Moderna, Inc.*	1,004,217
20,872	Myriad Genetics, Inc.*	436,851
6,510	Natera, Inc.*	563,050
24,056	Novo Nordisk A/S ADR (Denmark)	2,881,187
33,311	Ono Pharmaceutical Co. Ltd. (Japan)	553,737
17,938	ORIC Pharmaceuticals, Inc.*	228,530
35,334	Pacific Biosciences of California, Inc.*	195,397
18,188	Pediatrix Medical Group, Inc.*	166,420
63,804	Pfizer, Inc.	1,694,634
10,231	PHC Holdings Corp. (Japan)	83,259
8,477	PROCEPT BioRobotics Corp.*	409,778
13,176	QIAGEN NV*	563,801
1,504	Regeneron Pharmaceuticals, Inc.*	1,452,999
13,794	REGENXBIO, Inc.*	240,567
31,390	ResMed, Inc. CDI	544,920

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
4,668	Revvity, Inc.	$511,566
8,493	Roche Holding AG	2,237,183
16,571	Rocket Pharmaceuticals, Inc.*	485,530
62,316	Sana Biotechnology, Inc.*	625,653
15,357	Sanofi SA	1,460,607
5,571	Sarepta Therapeutics, Inc.*	712,531
159	Scilex Holding Co. (Singapore)*	361
23,159	Scilex Holding Co. (Singapore)*(d)	49,364
144,424	Shanghai MicroPort MedBot Group Co. Ltd. (China)*(a)	267,862
24,885	Siemens Healthineers AG (Germany)(b)	1,494,577
35,630	Smith & Nephew PLC (United Kingdom)	468,955
4,693	Stryker Corp.	1,638,186
14,327	Takara Bio, Inc. (Japan)	97,256
16,399	Tandem Diabetes Care, Inc.*	436,705
18,777	Teladoc Health, Inc.*	283,157
2,961	Thermo Fisher Scientific, Inc.	1,688,303
7,595	Tyra Biosciences, Inc.*(a)	151,824
1,624	UFP Technologies, Inc.*	338,295
17,241	Veracyte, Inc.*	406,026
17,557	Verona Pharma PLC ADR (United Kingdom)*	302,332
4,238	Vertex Pharmaceuticals, Inc.*	1,783,096
19,469	Verve Therapeutics, Inc.*	331,946
127,332	Well Health Technologies Corp. (Canada)*	383,963

		75,604,914

Industrials – 7.7%
57,230	3D Systems Corp.*	236,932
35,223	ABB Ltd. (Switzerland)	1,628,846
4,469	AeroVironment, Inc.*	566,624
4,205	Alfen NV (Netherlands)*(a)(b)	226,475
2,891	ASGN, Inc.*	287,134
3,214	Booz Allen Hamilton Holding Corp.	474,740
1,200	CACI International, Inc., Class A*	449,820
10,835	Cadeler A/S ADR (Hong Kong)*	186,362
120,368	ChargePoint Holdings, Inc.*(a)	249,162
9,025	CS Wind Corp. (South Korea)	350,400
6,862	Daihen Corp. (Japan)	361,279
59,215	Doosan Enerbility Co. Ltd. (South Korea)*	722,178
11,018	ExlService Holdings, Inc.*	342,880
37,243	FANUC Corp. (Japan)	1,087,903
12,477	General Electric Co.	1,957,517
339,001	Goldwind Science & Technology Co. Ltd. (China)	129,039
315,376	Grab Holdings Ltd., Class A (Singapore)*	968,204
4,957	Kaman Corp.	227,080
16,345	Kawasaki Heavy Industries Ltd. (Japan)	451,352
13,361	Korea Aerospace Industries Ltd. (South Korea)*	514,734

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
4,448	Leidos Holdings, Inc.	$568,721
2,911	LG Energy Solution Ltd. (South Korea)*	877,716
5,563	LIG Nex1 Co. Ltd. (South Korea)	598,244
9,783	Liquidity Services, Inc.*	175,409
2,066	Lockheed Martin Corp.	884,744
27,145	Lyft, Inc., Class A*	431,063
12,125	MEITEC Group Holdings, Inc. (Japan)	245,141
47,212	Mitsubishi Electric Corp. (Japan)	751,222
3,984	Moog, Inc., Class A	597,401
13,144	Nabtesco Corp. (Japan)	218,145
25,035	NIDEC Corp. (Japan)	950,249
376,245	Nikola Corp.*	280,001
43,824	Nordex SE (Germany)*	499,139
4,657	Parsons Corp.*	375,401
7,851	Proto Labs, Inc.*	286,012
3,489	Rainbow Robotics (South Korea)*	422,893
6,668	RB Global, Inc. (Canada)	506,168
7,393	Shibaura Machine Co. Ltd. (Japan)	181,281
52,776	Siemens Energy AG (Germany)*	811,270
9,964	SS&C Technologies Holdings, Inc.	635,305
26,042	Stratasys Ltd.*	321,619
56,733	SunPower Corp.*(a)	176,440
19,713	Sunrun, Inc.*	237,344
7,374	Symbotic, Inc.*	290,536
15,496	TELUS International CDA, Inc. (Philippines)*	159,454
7,152	Textron, Inc.	637,029
3,830	Thales SA (France)	568,022
7,944	TTEC Holdings, Inc.	138,623
17,731	Uber Technologies, Inc.*	1,409,614
3,123	Verisk Analytics, Inc.	755,454
10,178	Xometry, Inc., Class A*	199,082
16,621	Yaskawa Electric Corp. (Japan)(a)	679,521

		27,286,924

Information Technology – 26.3%
15,234	ACI Worldwide, Inc.*	501,351
2,424	Adobe, Inc.*	1,358,119
16,348	Advanced Micro Devices, Inc.*	3,147,480
2,996	Ahnlab, Inc. (South Korea)	160,870
4,434	Akamai Technologies, Inc.*	491,819
5,229	Alarm.com Holdings, Inc.*	395,783
12,740	Alkami Technology, Inc.*	317,863
4,702	Altair Engineering, Inc., Class A*	400,046
5,121	Alteryx, Inc., Class A*	246,013
12,600	Ambarella, Inc.*	703,710
5,923	Amphenol Corp., Class A	647,028
36,294	Apple, Inc.	6,560,140
3,203	Arista Networks, Inc.*	888,961
143,867	Aurora Innovation, Inc.*	365,422
3,609	Autodesk, Inc.*	931,735
4,594	Belden, Inc.	391,317

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
30,725	BigCommerce Holdings, Inc., Series 1*	$238,119
116,249	BlackBerry Ltd. (Canada)*	323,172
1,803	Broadcom, Inc.	2,344,783
14,762	C3.ai, Inc., Class A*(a)	545,751
12,085	Canadian Solar, Inc. (Canada)*	254,873
2,531	Check Point Software Technologies Ltd. (Israel)*	406,023
5,760	Ciena Corp.*	328,205
75,744	Cipher Mining, Inc.*	224,202
31,340	Cisco Systems, Inc.	1,515,916
37,645	Cleanspark, Inc.*	629,424
6,391	Cloudflare, Inc., Class A*	629,769
14,025	Cognex Corp.	553,286
7,568	Coherent Corp.*	450,145
25,855	Converge Technology Solutions Corp. (Canada)	96,836
15,433	Corning, Inc.	497,560
3,343	Crowdstrike Holdings, Inc., Class A*	1,083,633
2,111	CyberArk Software Ltd.*	556,797
80,425	Darktrace PLC (United Kingdom)*	363,087
22,331	Dassault Systemes (France)	1,043,587
9,047	Digi International, Inc.*	267,429
13,444	Digital Garage, Inc. (Japan)	312,139
6,525	DocuSign, Inc.*	347,587
23,469	Extreme Networks, Inc.*	296,648
2,241	F5, Inc.*	419,560
557	Fair Isaac Corp.*	707,340
3,797	First Solar, Inc.*	584,320
15,153	Fortinet, Inc.*	1,047,224
24,813	Gen Digital, Inc.	533,231
1,529	Globant SA*	341,227
45,837	Hewlett Packard Enterprise Co.	698,097
22,946	HP, Inc.	650,060
752	HubSpot, Inc.*	465,345
29,066	Hut 8 Corp. (Canada)*(a)	247,297
46,782	indie Semiconductor, Inc., Class A (China)*	289,581
27,059	Infineon Technologies AG (Germany)	969,085
41,985	Infinera Corp.*	210,765
13,795	Instructure Holdings, Inc.*	316,181
65,500	Intel Corp.	2,819,775
3,400	InterDigital, Inc.	363,868
6,226	International Business Machines Corp.	1,151,997
14,290	Juniper Networks, Inc.	529,159
10,558	Kainos Group PLC (United Kingdom)	147,310
2,885	Keyence Corp. (Japan)	1,350,073
4,749	Keysight Technologies, Inc.*	732,771
8,003	Kontron AG (Austria)	184,641
25,019	Marathon Digital Holdings, Inc.*	647,992
12,981	Marvell Technology, Inc.	930,218
11,184	MaxLinear, Inc.*	217,417
16,403	Microsoft Corp.	6,784,937

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
818	MicroStrategy, Inc., Class A*	$836,683
93,562	Nano Dimension Ltd. ADR (Israel)*(a)	266,652
9,754	nCino, Inc.*	291,059
21,811	NCR Voyix Corp.*	318,659
5,130	Nemetschek SE (Germany)	489,525
11,240	NetScout Systems, Inc.*	243,346
2,210	Nice Ltd. ADR (Israel)*	541,781
188,302	Nokia OYJ ADR (Finland)	664,706
6,050	Northern Data AG (Germany)*(a)	202,630
2,966	Novanta, Inc.*	512,940
10,197	NVIDIA Corp.	8,067,051
3,000	NXP Semiconductors NV (China)	749,190
6,837	Okta, Inc.*	733,610
9,222	Open Text Corp. (Canada)	354,955
8,907	Oracle Corp.	994,734
2,249	OSI Systems, Inc.*	295,024
3,305	Palo Alto Networks, Inc.*	1,026,368
3,179	PTC, Inc.*	581,789
9,659	Q2 Holdings, Inc.*	446,536
3,076	Qorvo, Inc.*	352,356
10,251	QUALCOMM, Inc.	1,617,505
5,260	Rapid7, Inc.*	308,131
30,193	Ribbon Communications, Inc.*	90,277
8,490	RingCentral, Inc., Class A*	283,736
34,757	Riot Platforms, Inc.*	490,769
4,895	Salesforce, Inc.*	1,511,674
25,629	Seiko Epson Corp. (Japan)	414,564
14,124	Semtech Corp.*	299,429
18,225	SentinelOne, Inc., Class A*	513,398
1,257	ServiceNow, Inc.*	969,574
12,010	Shopify, Inc., Class A (Canada)*	917,204
1,818	Silicon Laboratories, Inc.*	250,048
3,627	Skyworks Solutions, Inc.	380,545
5,001	Snowflake, Inc., Class A*	941,588
92,017	Spirent Communications PLC (United Kingdom)	121,635
4,249	Splunk, Inc.*	663,779
5,165	Sprout Social, Inc., Class A*	319,300
14,608	STMicroelectronics NV (Singapore)	659,591
892	Super Micro Computer, Inc.*	772,579
2,409	Synaptics, Inc.*	241,141
17,461	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,246,707
3,869	TD SYNNEX Corp.	401,989
7,813	Tenable Holdings, Inc.*	376,274
14,719	Teradyne, Inc.	1,524,741
29,255	TomTom NV (Netherlands)*	235,063
27,617	UiPath, Inc., Class A*	655,904
3,074	Zebra Technologies Corp., Class A*	859,121
29,284	Zeta Global Holdings Corp., Class A*	307,482
3,102	Zscaler, Inc.*	750,591

		91,250,032

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – 0.7%
4,195	American Tower Corp. REIT	$834,218
5,304	Digital Realty Trust, Inc. REIT	778,680
1,090	Equinix, Inc. REIT	968,814

		2,581,712

Utilities – 1.0%
13,579	Atlantica Sustainable Infrastructure PLC (Spain)	243,879
21,559	Avangrid, Inc.	671,132
12,585	Boralex, Inc., Class A (Canada)	276,780
18,100	Brookfield Renewable Corp., Class A(a)	429,332
13,470	Brookfield Renewable Partners LP (Canada)	302,302
1,143,553	Concord New Energy Group Ltd. (Hong Kong)	94,945
41,172	Innergex Renewable Energy, Inc. (Canada)	256,500
16,054	NextEra Energy, Inc.	886,020
40,812	ReNew Energy Global PLC, Class A (India)*	265,278
		3,426,168

TOTAL COMMON STOCKS (Cost $302,454,001)		350,270,713

Exchange-Traded Funds – 0.2%
209,493	Greencoat UK Wind PLC/Funds	361,193
181,242	Renewables Infrastructure Group Ltd. (The)	234,306

TOTAL EXCHANGE-TRADED FUNDS (Cost $636,841)		595,499

Units	Description	Expiration Month	Value

Right – 0.0%

Health Care – 0.0%
9,282	AstraZeneca PLC*(e)
(Cost $0)		12/28	28,403

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $303,090,842)			350,894,615

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.9%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,720,917	5.219%	$6,720,917
(Cost $6,720,917)

TOTAL INVESTMENTS – 101.9% (Cost $309,811,759)		$357,615,532

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%		(6,681,804)

NET ASSETS – 100.0%		$350,933,728

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $49,364, which represents approximately 0.0% of net assets as of February 29, 2024. See additional details below:

	Date(s) of
Security	Purchase	Cost

Scilex Holding Co.	01/09/23	$116,953

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 6.4%
50,250	Alphabet, Inc., Class A*	$6,957,615
42,443	Alphabet, Inc., Class C*	5,932,683
61,489	AT&T, Inc.	1,041,009
865	Charter Communications, Inc., Class A*	254,249
34,288	Comcast Corp., Class A	1,469,241
2,787	Electronic Arts, Inc.	388,731
2,538	Fox Corp., Class A	75,607
1,431	Fox Corp., Class B	39,181
4,124	Interpublic Group of Cos., Inc. (The)	129,494
2,493	Match Group, Inc.*	89,848
3,918	News Corp., Class A	105,316
1,251	News Corp., Class B	35,015
2,119	Omnicom Group, Inc.	187,298
6,178	Paramount Global, Class B	68,205
1,768	Take-Two Interactive Software, Inc.*	259,772
4,495	T-Mobile US, Inc.	734,033
36,144	Verizon Communications, Inc.	1,446,483
18,840	Walt Disney Co. (The)	2,102,167
23,676	Warner Bros Discovery, Inc.*	208,112

		21,524,059

Consumer Discretionary – 10.6%
4,175	Airbnb, Inc., Class A*	657,437
92,821	Amazon.com, Inc.*	16,407,040
2,906	Aptiv PLC*	230,998
2,516	Aramark	76,310
2,460	Bath & Body Works, Inc.	112,422
2,095	Best Buy Co., Inc.	169,444
368	Booking Holdings, Inc.*	1,276,529
2,495	BorgWarner, Inc.	77,669
1,700	CarMax, Inc.*	134,300
283	Chipotle Mexican Grill, Inc.*	760,922
321	Choice Hotels International, Inc.	35,933
271	Deckers Outdoor Corp.*	242,705
637	Dick’s Sporting Goods, Inc.	113,316
5,724	eBay, Inc.	270,631
1,315	Etsy, Inc.*	94,272
1,415	Expedia Group, Inc.*	193,600
40,416	Ford Motor Co.	502,775
2,070	Gap, Inc. (The)	39,206
1,637	Garmin Ltd.	224,842
14,138	General Motors Co.	579,375
328	Grand Canyon Education, Inc.*	44,214
1,619	H&R Block, Inc.	79,250
1,399	Harley-Davidson, Inc.	50,742
1,397	Hasbro, Inc.	70,255
2,565	Hilton Worldwide Holdings, Inc.	524,081
10,304	Home Depot, Inc. (The)	3,921,805
506	Hyatt Hotels Corp., Class A	77,717
1,180	Kohl’s Corp.	32,887
3,960	Las Vegas Sands Corp.	215,899
623	Lear Corp.	85,569
5,950	Lowe’s Cos., Inc.	1,431,987
1,146	Lululemon Athletica, Inc.*	535,285
2,865	Macy’s, Inc.	49,966

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
2,515	Marriott International, Inc., Class A	$628,423
3,136	MGM Resorts International*	135,726
12,251	NIKE, Inc., Class B	1,273,246
4,540	Norwegian Cruise Line Holdings Ltd.*	88,031
3,386	Peloton Interactive, Inc., Class A*	15,305
1,598	Penn Entertainment, Inc.*	29,243
210	Penske Automotive Group, Inc.	32,235
577	Polaris, Inc.	53,494
661	PVH Corp.	90,339
3,143	QuantumScape Corp.*	19,707
2,514	Royal Caribbean Cruises Ltd.*	310,102
1,573	Service Corp. International	115,128
11,623	Starbucks Corp.	1,103,023
2,524	Tapestry, Inc.	119,966
11,865	TJX Cos., Inc. (The)	1,176,296
311	TopBuild Corp.*	125,140
1,173	Tractor Supply Co.	298,317
756	Travel + Leisure Co.	33,786
3,754	VF Corp.	61,340
826	Victoria’s Secret & Co.*	23,591
894	Wayfair, Inc., Class A*	53,282
573	Whirlpool Corp.	61,534
696	Williams-Sonoma, Inc.	163,929
873	Wyndham Hotels & Resorts, Inc.	66,828
934	YETI Holdings, Inc.*	38,331

		35,435,725

Consumer Staples – 6.1%
5,292	Archer-Daniels-Midland Co.	281,058
1,434	Bunge Global SA	135,327
1,993	Campbell Soup Co.	84,982
1,226	Clorox Co. (The)	187,958
38,611	Coca-Cola Co. (The)	2,317,432
8,135	Colgate-Palmolive Co.	703,840
4,564	Costco Wholesale Corp.	3,395,114
2,470	Estee Lauder Cos., Inc. (The), Class A	366,993
5,761	General Mills, Inc.	369,741
1,485	Hershey Co. (The)	279,061
3,013	Hormel Foods Corp.	106,419
697	Ingredion, Inc.	81,988
2,714	Kellanova	149,677
9,445	Keurig Dr Pepper, Inc.	282,500
3,339	Kimberly-Clark Corp.	404,587
2,616	McCormick & Co., Inc.	180,138
1,815	Molson Coors Beverage Co., Class B	113,292
13,481	Mondelez International, Inc., Class A	985,057
13,658	PepsiCo, Inc.	2,258,214
23,339	Procter & Gamble Co. (The)	3,709,501
5,029	Sysco Corp.	407,198
4,738	Target Corp.	724,535
2,910	Tyson Foods, Inc., Class A	157,838
2,252	US Foods Holding Corp.*	114,379
7,471	Walgreens Boots Alliance, Inc.	158,833

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
44,115	Walmart, Inc.	$2,585,580

		20,541,242

Energy – 3.7%
3,025	APA Corp.	90,115
9,390	Baker Hughes Co.	277,850
2,221	Cheniere Energy, Inc.	344,699
15,956	Chevron Corp.	2,425,472
11,110	ConocoPhillips	1,250,319
5,940	Devon Energy Corp.	261,716
37,540	Exxon Mobil Corp.	3,923,681
8,327	Halliburton Co.	292,028
2,576	Hess Corp.	375,452
1,340	HF Sinclair Corp.	74,370
18,179	Kinder Morgan, Inc.	316,133
3,518	Marathon Petroleum Corp.	595,351
6,369	Occidental Petroleum Corp.	386,025
5,392	ONEOK, Inc.	405,047
2,158	Pioneer Natural Resources Co.	507,540
2,289	Range Resources Corp.	72,378
3,147	Valero Energy Corp.	445,175
11,289	Williams Cos., Inc. (The)	405,727

		12,449,078

Financials – 13.7%
2,207	Affirm Holdings, Inc.*	82,807
6,562	Aflac, Inc.	529,816
2,946	Allstate Corp. (The)	469,946
3,023	Ally Financial, Inc.	111,821
5,692	American Express Co.	1,248,939
7,919	American International Group, Inc.	577,216
1,141	Ameriprise Financial, Inc.	464,798
2,205	Aon PLC, Class A	696,758
4,001	Arch Capital Group Ltd.*	350,448
592	Assurant, Inc.	107,418
623	Assured Guaranty Ltd.	57,067
865	Axis Capital Holdings Ltd.	54,123
77,439	Bank of America Corp.	2,673,194
8,565	Bank of New York Mellon Corp. (The)	480,411
1,654	BlackRock, Inc.	1,341,956
5,063	Blue Owl Capital, Inc.	90,931
721	Brighthouse Financial, Inc.*	33,563
3,718	Capital One Financial Corp.	511,634
1,178	Cboe Global Markets, Inc.	226,176
16,492	Charles Schwab Corp. (The)	1,101,336
21,280	Citigroup, Inc.	1,180,827
3,996	CME Group, Inc.	880,519
2,313	Columbia Banking System, Inc.	41,865
1,482	Comerica, Inc.	73,181
2,774	Discover Financial Services	334,822
3,845	Equitable Holdings, Inc.	131,653
7,625	Fifth Third Bancorp	261,843
6,178	First Horizon Corp.	87,110
5,866	Fiserv, Inc.*	875,618
3,548	Goldman Sachs Group, Inc. (The)(a)	1,380,350

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
394	Hanover Insurance Group, Inc. (The)	$51,799
3,405	Hartford Financial Services Group, Inc. (The)	326,335
16,375	Huntington Bancshares, Inc.	213,530
6,351	Intercontinental Exchange, Inc.	879,105
4,037	Invesco Ltd.	62,210
32,439	JPMorgan Chase & Co.	6,035,600
10,430	KeyCorp	148,836
1,222	Lazard, Inc.	47,096
1,901	Lincoln National Corp.	52,354
868	LPL Financial Holdings, Inc.	232,529
1,839	M&T Bank Corp.	256,982
413	MarketAxess Holdings, Inc.	88,138
5,554	Marsh & McLennan Cos., Inc.	1,123,408
8,209	Mastercard, Inc., Class A	3,897,305
7,046	MetLife, Inc.	491,388
3,188	MGIC Investment Corp.	63,409
1,782	Moody’s Corp.	676,126
13,378	Morgan Stanley	1,151,043
855	MSCI, Inc.	479,629
3,846	Nasdaq, Inc.	216,145
10,772	PayPal Holdings, Inc.*	649,982
833	Pinnacle Financial Partners, Inc.	68,906
4,478	PNC Financial Services Group, Inc. (The)	659,162
2,719	Principal Financial Group, Inc.	219,858
6,559	Progressive Corp. (The)	1,243,324
4,122	Prudential Financial, Inc.	449,257
10,463	Regions Financial Corp.	194,926
750	Reinsurance Group of America, Inc.	132,638
1,400	Rocket Cos., Inc., Class A*	17,584
3,569	S&P Global, Inc.	1,528,888
2,500	SLM Corp.	52,075
10,372	SoFi Technologies, Inc.*	93,141
3,426	State Street Corp.	252,599
4,198	Synchrony Financial	173,377
1,603	Synovus Financial Corp.	60,818
1,298	Tradeweb Markets, Inc., Class A	137,354
2,585	Travelers Cos., Inc. (The)	571,182
14,902	Truist Financial Corp.	521,272
2,205	Unum Group	109,037
17,223	US Bancorp	722,677
15,771	Visa, Inc., Class A	4,457,515
1,089	Voya Financial, Inc.	74,444
3,766	Western Union Co. (The)	50,502
1,150	Willis Towers Watson PLC	313,501

		45,705,132

Health Care – 12.5%
14,972	Abbott Laboratories	1,776,278
15,273	AbbVie, Inc.	2,688,812
2,538	Agilent Technologies, Inc.	348,620
1,055	Alnylam Pharmaceuticals, Inc.*	159,400
4,632	Amgen, Inc.	1,268,380
5,866	Avantor, Inc.*	144,538
4,326	Baxter International, Inc.	177,020
2,520	Becton Dickinson & Co.	593,586

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,230	Biogen, Inc.*	$266,898
12,724	Boston Scientific Corp.*	842,456
17,712	Bristol-Myers Squibb Co.	898,884
2,145	Cardinal Health, Inc.	240,197
1,602	Cencora, Inc.	377,431
4,651	Centene Corp.*	364,778
2,513	Cigna Group (The)	844,720
12,694	CVS Health Corp.	944,053
5,657	Danaher Corp.	1,432,013
456	DaVita, Inc.*	57,898
1,806	DENTSPLY SIRONA, Inc.	59,020
3,322	Dexcom, Inc.*	382,262
5,163	Edwards Lifesciences Corp.*	438,184
2,028	Elevance Health, Inc.	1,016,535
7,363	Eli Lilly & Co.	5,549,346
1,423	Envista Holdings Corp.*	29,385
2,733	Exelixis, Inc.*	59,853
10,741	Gilead Sciences, Inc.	774,426
1,756	HCA Healthcare, Inc.	547,345
1,132	Henry Schein, Inc.*	86,564
2,093	Hologic, Inc.*	154,463
1,065	Humana, Inc.	373,091
716	IDEXX Laboratories, Inc.*	411,865
1,358	Illumina, Inc.*	189,889
1,578	Incyte Corp.*	92,092
249	Inspire Medical Systems, Inc.*	44,581
2,993	Intuitive Surgical, Inc.*	1,154,101
1,580	IQVIA Holdings, Inc.*	390,513
762	Laboratory Corp. of America Holdings	164,462
1,343	McKesson Corp.	700,254
11,405	Medtronic PLC	950,721
21,978	Merck & Co., Inc.	2,794,503
2,863	Moderna, Inc.*	264,083
2,220	Organon & Co.	38,650
48,886	Pfizer, Inc.	1,298,412
1,031	Premier, Inc., Class A	21,507
973	Quest Diagnostics, Inc.	121,518
900	Regeneron Pharmaceuticals, Inc.*	869,481
469	Repligen Corp.*	90,981
1,239	ResMed, Inc.	215,239
3,061	Stryker Corp.	1,068,503
408	Teleflex, Inc.	90,898
3,338	Thermo Fisher Scientific, Inc.	1,903,261
579	Ultragenyx Pharmaceutical, Inc.*	29,946
8,087	UnitedHealth Group, Inc.	3,991,743
2,207	Vertex Pharmaceuticals, Inc.*	928,573
590	Waters Corp.*	199,078
1,799	Zimmer Biomet Holdings, Inc.	223,724
4,027	Zoetis, Inc.	798,675

		41,943,689

Industrials – 9.0%
5,394	3M Co.	496,895
324	Acuity Brands, Inc.	81,402
1,328	AECOM	117,966
613	AGCO Corp.	67,246
1,346	Alaska Air Group, Inc.*	50,327

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
6,934	American Airlines Group, Inc.*	$108,725
2,255	AMETEK, Inc.	406,306
451	Armstrong World Industries, Inc.	54,395
4,058	Automatic Data Processing, Inc.	1,019,086
216	Avis Budget Group, Inc.	23,337
1,336	AZEK Co., Inc. (The)*	64,275
5,471	Boeing Co. (The)*	1,114,552
1,317	Booz Allen Hamilton Holding Corp.	194,534
1,322	Broadridge Financial Solutions, Inc.	269,133
1,163	C.H. Robinson Worldwide, Inc.	86,155
475	Carlisle Cos., Inc.	166,250
8,170	Carrier Global Corp.	454,089
5,006	Caterpillar, Inc.	1,671,804
9,541	CNH Industrial NV	114,015
8,835	Copart, Inc.*	469,580
19,358	CSX Corp.	734,442
1,426	Cummins, Inc.	383,038
1,289	Dayforce, Inc.*	89,921
2,600	Deere & Co.	949,130
6,876	Delta Air Lines, Inc.	290,648
3,907	Eaton Corp. PLC	1,129,123
5,598	Emerson Electric Co.	598,146
2,274	FedEx Corp.	566,158
3,569	Fortive Corp.	303,829
1,262	Fortune Brands Innovations, Inc.	102,651
343	FTI Consulting, Inc.*	70,960
10,636	General Electric Co.	1,668,682
6,532	Honeywell International, Inc.	1,298,104
766	IDEX Corp.	180,699
4,094	Ingersoll Rand, Inc.	373,905
809	ITT, Inc.	102,047
1,284	Jacobs Solutions, Inc.	188,299
6,716	Johnson Controls International PLC	398,057
1,177	KBR, Inc.	70,655
1,855	L3Harris Technologies, Inc.	392,629
1,185	Leidos Holdings, Inc.	151,514
331	Lennox International, Inc.	155,970
2,174	Lockheed Martin Corp.	930,994
2,204	Masco Corp.	169,179
2,023	MDU Resources Group, Inc.	43,859
511	Mercury Systems, Inc.*	15,264
561	Nordson Corp.	149,030
1,405	Northrop Grumman Corp.	647,733
1,655	nVent Electric PLC	111,415
652	Oshkosh Corp.	72,281
4,054	Otis Worldwide Corp.	386,346
915	Owens Corning	137,049
1,609	Pentair PLC	125,164
1,410	Quanta Services, Inc.	340,529
1,127	Rockwell Automation, Inc.	321,285
14,109	RTX Corp.	1,265,154
543	Schneider National, Inc., Class B	12,788
1,478	Sensata Technologies Holding PLC	50,873
471	SiteOne Landscape Supply, Inc.*	79,354

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
6,347	Southwest Airlines Co.	$217,512
1,045	Spirit AeroSystems Holdings, Inc., Class A*	29,887
1,544	Stanley Black & Decker, Inc.	137,864
1,995	Textron, Inc.	177,695
613	Timken Co. (The)	51,486
2,233	Trane Technologies PLC	629,639
1,947	TransUnion	151,146
20,274	Uber Technologies, Inc.*	1,611,783
5,980	Union Pacific Corp.	1,517,066
3,494	United Airlines Holdings, Inc.*	158,942
7,105	United Parcel Service, Inc., Class B	1,053,387
664	United Rentals, Inc.	460,331
1,434	Verisk Analytics, Inc.	346,885
4,422	Waste Management, Inc.	909,384
1,747	Westinghouse Air Brake Technologies Corp.	246,834
2,388	Xylem, Inc.	303,395

		30,090,212

Information Technology – 30.7%
6,200	Accenture PLC, Class A	2,323,636
3,874	Adobe, Inc.*	2,170,525
13,554	Advanced Micro Devices, Inc.*	2,609,552
1,340	Akamai Technologies, Inc.*	148,633
4,211	Analog Devices, Inc.	807,754
759	ANSYS, Inc.*	253,635
124,697	Apple, Inc.	22,538,983
7,077	Applied Materials, Inc.	1,426,865
1,816	Autodesk, Inc.*	468,837
3,646	Broadcom, Inc.	4,741,587
2,285	Cadence Design Systems, Inc.*	695,508
1,273	Ciena Corp.*	72,536
472	Cirrus Logic, Inc.*	43,339
34,828	Cisco Systems, Inc.	1,684,630
2,513	Cloudflare, Inc., Class A*	247,631
4,293	Cognizant Technology Solutions Corp., Class A	339,233
6,636	Corning, Inc.	213,945
1,759	DocuSign, Inc.*	93,702
1,231	DoubleVerify Holdings, Inc.*	38,026
2,252	Dropbox, Inc., Class A*	53,935
667	Elastic NV*	89,251
529	F5, Inc.*	99,039
1,036	First Solar, Inc.*	159,430
5,723	Fortinet, Inc.*	395,517
662	Gartner, Inc.*	308,201
4,838	Gen Digital, Inc.	103,969
784	Gitlab, Inc., Class A*	56,542
1,342	GoDaddy, Inc., Class A*	153,189
730	Guidewire Software, Inc.*	87,118
11,242	Hewlett Packard Enterprise Co.	171,216
7,509	HP, Inc.	212,730
35,682	Intel Corp.	1,536,110
7,683	International Business Machines Corp.	1,421,585
2,310	Intuit, Inc.	1,531,276
2,732	Juniper Networks, Inc.	101,166

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
1,788	Keysight Technologies, Inc.*	$275,888
1,113	Lam Research Corp.	1,044,272
573	Lumentum Holdings, Inc.*	27,773
7,452	Marvell Technology, Inc.	534,010
9,241	Micron Technology, Inc.	837,327
62,932	Microsoft Corp.	26,031,192
574	MongoDB, Inc.*	256,911
388	Monolithic Power Systems, Inc.	279,375
1,830	NetApp, Inc.	163,090
2,174	Nutanix, Inc., Class A*	137,310
20,093	NVIDIA Corp.	15,895,974
1,316	Okta, Inc.*	141,207
3,751	ON Semiconductor Corp.*	296,029
2,590	Palo Alto Networks, Inc.*	804,324
359	Pegasystems, Inc.	23,349
9,434	QUALCOMM, Inc.	1,488,591
8,004	Salesforce, Inc.*	2,471,795
1,722	ServiceNow, Inc.*	1,328,247
1,102	Smartsheet, Inc., Class A*	46,515
1,335	Splunk, Inc.*	208,554
1,284	Synopsys, Inc.*	736,669
867	Teradata Corp.*	32,617
1,354	Teradyne, Inc.	140,261
7,676	Texas Instruments, Inc.	1,284,425
366	Tyler Technologies, Inc.*	159,993
1,525	Vontier Corp.	65,575
2,775	Western Digital Corp.*	165,029
1,729	Workday, Inc., Class A*	509,467
525	Zebra Technologies Corp., Class A*	146,727
2,185	Zoom Video Communications, Inc., Class A*	154,545
760	Zscaler, Inc.*	183,897

		103,269,769

Materials – 2.5%
2,188	Air Products and Chemicals, Inc.	512,080
1,158	Albemarle Corp.	159,630
1,753	Alcoa Corp.	47,699
655	AptarGroup, Inc.	92,001
3,108	Ball Corp.	198,974
1,168	Berry Global Group, Inc.	67,989
973	Celanese Corp.	147,867
1,933	CF Industries Holdings, Inc.	156,032
4,989	Cleveland-Cliffs, Inc.*	103,771
6,999	Dow, Inc.	391,104
4,502	DuPont de Nemours, Inc.	311,493
1,171	Eastman Chemical Co.	102,744
2,464	Ecolab, Inc.	554,006
1,233	FMC Corp.	69,529
14,116	Freeport-McMoRan, Inc.	533,726
2,984	Graphic Packaging Holding Co.	77,435
2,526	International Flavors &
	Fragrances, Inc.	190,713
4,925	Linde PLC	2,210,438
629	Louisiana-Pacific Corp.	46,527
2,555	LyondellBasell Industries NV, Class A	256,215
619	Martin Marietta Materials, Inc.	357,602

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
3,267	Mosaic Co. (The)	$101,800
11,438	Newmont Corp.	357,438
2,301	PPG Industries, Inc.	325,822
2,334	Sherwin-Williams Co. (The)	774,958
958	Sonoco Products Co.	54,299
2,016	SSR Mining, Inc. (Canada)	8,669
2,565	Westrock Co.	116,169

		8,326,730

Real Estate – 2.6%
6,219	American Tower Corp. REIT	1,236,710
2,240	Apartment Income REIT Corp. REIT	67,917
1,892	AvalonBay Communities, Inc. REIT	334,941
2,093	Boston Properties, Inc. REIT	135,459
4,056	CBRE Group, Inc., Class A*	372,706
5,397	CoStar Group, Inc.*	469,701
5,777	Crown Castle, Inc. REIT	635,123
4,033	Digital Realty Trust, Inc. REIT	592,085
1,247	Equinix, Inc. REIT	1,108,358
4,980	Equity Residential REIT	299,846
853	Essex Property Trust, Inc. REIT	197,384
3,866	Iron Mountain, Inc. REIT	304,022
631	Jones Lang LaSalle, Inc.*	120,041
8,077	Kimco Realty Corp. REIT	159,601
12,188	Prologis, Inc. REIT	1,624,295
1,434	SBA Communications Corp. REIT	300,036
4,380	UDR, Inc. REIT	155,490
5,334	Ventas, Inc. REIT	225,575
9,778	Weyerhaeuser Co. REIT	336,168
729	Zillow Group, Inc., Class A*	39,410
2,061	Zillow Group, Inc., Class C*	115,725

		8,830,593

Utilities – 2.1%
7,257	AES Corp. (The)	110,306
2,845	Ameren Corp.	202,536
5,599	American Electric Power Co., Inc.	476,979
2,117	American Water Works Co., Inc.	250,949
842	Avangrid, Inc.	26,212
6,858	CenterPoint Energy, Inc.	188,595
3,497	Constellation Energy Corp.	589,070
9,087	Dominion Energy, Inc.	434,631
8,381	Duke Energy Corp.	769,627
4,108	Edison International	279,426
2,299	Entergy Corp.	233,509
3,830	Eversource Energy	224,821
10,806	Exelon Corp.	387,287
22,014	NextEra Energy, Inc.	1,214,953
2,472	NRG Energy, Inc.	136,751
1,231	Pinnacle West Capital Corp.	84,114
8,021	PPL Corp.	211,514
5,405	Public Service Enterprise Group, Inc.	337,272
6,849	Sempra	483,539
3,946	Vistra Corp.	215,215

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
5,988	Xcel Energy, Inc.	$315,508

		7,172,814

TOTAL COMMON STOCKS (Cost $247,498,882)		335,289,043

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
81,862	5.195%	81,862
(Cost $81,862)

TOTAL INVESTMENTS – 99.9% (Cost $247,580,744)		$335,370,905

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		415,539

NET ASSETS – 100.0%		$335,786,444

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NORTH AMERICAN PIPELINES & POWER EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Energy – 78.9%
6,573	Antero Midstream Corp.	$88,078
387	Cheniere Energy Partners LP	18,816
2,362	Cheniere Energy, Inc.	366,582
8,353	Clean Energy Fuels Corp.*	24,641
318	CrossAmerica Partners LP	6,815
347	Delek Logistics Partners LP	15,164
1,303	DT Midstream, Inc.	75,092
10,821	Enbridge, Inc. (Canada)	372,175
12,796	Energy Transfer LP	187,333
6,818	EnLink Midstream LLC*	84,066
6,878	Enterprise Products Partners LP	188,801
5,333	Equitrans Midstream Corp.	57,010
526	Excelerate Energy, Inc., Class A	8,258
2,846	Gibson Energy, Inc. (Canada)	47,106
552	Global Partners LP	25,740
2,661	Hess Midstream LP, Class A	90,714
6,877	Keyera Corp. (Canada)	169,295
22,532	Kinder Morgan, Inc.	391,831
376	Kinetik Holdings, Inc.	13,280
4,899	MPLX LP	188,318
4,051	New Fortress Energy, Inc.	142,393
3,133	NextDecade Corp.*	14,380
1,720	NGL Energy Partners LP*	10,165
948	NuStar Energy LP	22,392
5,596	ONEOK, Inc.	420,372
11,188	Pembina Pipeline Corp. (Canada)	389,582
4,564	Plains All American Pipeline LP	74,941
7,186	Plains GP Holdings LP, Class A*	123,599
3,890	Secure Energy Services, Inc. (Canada)	32,666
599	Sunoco LP	36,767
4,445	Targa Resources Corp.	436,677
9,777	TC Energy Corp. (Canada)	386,942
2,453	Western Midstream Partners LP	82,053
10,981	Williams Cos., Inc. (The)	394,657
1,988	World Kinect Corp.	48,428

		5,035,129

Utilities – 20.7%
4,216	AES Corp. (The)	64,083
3,374	AltaGas Ltd. (Canada)	72,363
850	Atlantica Sustainable Infrastructure PLC (Spain)	15,266
2,293	Boralex, Inc., Class A (Canada)	50,430
5,560	Brookfield Renewable Corp., Class A	131,883
4,635	Brookfield Renewable Partners LP (Canada)	104,021
2,123	Clearway Energy, Inc., Class C	46,282
2,344	Innergex Renewable Energy, Inc. (Canada)	14,603
2,346	New Jersey Resources Corp.	97,617
6,217	NextEra Energy Partners LP	170,781
4,338	Northland Power, Inc. (Canada)	73,561
1,227	Ormat Technologies, Inc.	79,939
1,369	Star Group LP	14,963
350	Suburban Propane Partners LP	7,280
9,334	Superior Plus Corp. (Canada)	65,720

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
12,696	UGI Corp.	$310,798

		1,319,590

TOTAL COMMON STOCKS (Cost $6,240,923)		6,354,719

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
10,966	5.195%	10,966
(Cost $10,966)

TOTAL INVESTMENTS – 99.8% (Cost $6,251,889)		$6,365,685

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		10,632

NET ASSETS – 100.0%		$6,376,317

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 89.0%

Communication Services – 6.2%
1,623	Alphabet, Inc., Class A*	$224,721
749	Comcast Corp., Class A	32,095
428	Fox Corp., Class A	12,750
75	Netflix, Inc.*	45,219
359	Pinterest, Inc., Class A*	13,175
73	Spotify Technology SA*	18,718
102	Take-Two Interactive Software, Inc.*	14,987
155	T-Mobile US, Inc.	25,312
177	Trade Desk, Inc. (The), Class A*	15,121
822	Verizon Communications, Inc.	32,896
271	Warner Music Group Corp., Class A	9,466

		444,460

Consumer Discretionary – 10.2%
98	Airbnb, Inc., Class A*	15,432
1,255	Amazon.com, Inc.*	221,834
6	AutoZone, Inc.*	18,036
9	Booking Holdings, Inc.*	31,219
54	Burlington Stores, Inc.*	11,075
12	Chipotle Mexican Grill, Inc.*	32,265
55	Choice Hotels International, Inc.	6,157
66	Darden Restaurants, Inc.	11,267
20	Deckers Outdoor Corp.*	17,912
79	Hilton Worldwide Holdings, Inc.	16,141
181	Home Depot, Inc. (The)	68,890
114	Lowe’s Cos., Inc.	27,436
157	McDonald’s Corp.	45,888
17	MercadoLibre, Inc. (Brazil)*	27,120
298	NIKE, Inc., Class B	30,971
21	O’Reilly Automotive, Inc.*	22,836
44	Ralph Lauren Corp.	8,181
138	Ross Stores, Inc.	20,557
379	Starbucks Corp.	35,967
357	TJX Cos., Inc. (The)	35,393
210	Yum China Holdings, Inc. (China)	9,007
85	Yum! Brands, Inc.	11,766

		725,350

Consumer Staples – 7.8%
203	Campbell Soup Co.	8,656
27	Casey’s General Stores, Inc.	8,221
104	Clorox Co. (The)	15,944
721	Coca-Cola Co. (The)	43,275
263	Colgate-Palmolive Co.	22,755
58	Constellation Brands, Inc., Class A	14,414
86	Costco Wholesale Corp.	63,975
86	Dollar Tree, Inc.*	12,615
185	General Mills, Inc.	11,873
74	Hershey Co. (The)	13,906
275	Hormel Foods Corp.	9,713
843	Kenvue, Inc.	16,017
579	Keurig Dr Pepper, Inc.	17,318
159	Kimberly-Clark Corp.	19,266
430	Kraft Heinz Co. (The)	15,170
219	Kroger Co. (The)	10,865

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
220	McCormick & Co., Inc.	$15,149
360	Mondelez International, Inc., Class A	26,305
298	Monster Beverage Corp.*	17,612
283	PepsiCo, Inc.	46,791
422	Procter & Gamble Co. (The)	67,073
167	Sysco Corp.	13,522
111	Target Corp.	16,974
869	Walmart, Inc.	50,932

		558,341

Energy – 2.2%
486	Antero Midstream Corp.	6,512
125	Cheniere Energy, Inc.	19,400
153	EOG Resources, Inc.	17,512
670	Exxon Mobil Corp.	70,028
962	Kinder Morgan, Inc.	16,729
119	Phillips 66	16,959
110	Targa Resources Corp.	10,807

		157,947

Financials – 9.8%
213	Aflac, Inc.	17,198
82	Aon PLC, Class A	25,911
56	Assurant, Inc.	10,161
207	Berkshire Hathaway, Inc., Class B*	84,746
157	Blackstone, Inc.	20,068
117	Brown & Brown, Inc.	9,853
76	Cboe Global Markets, Inc.	14,592
85	Chubb Ltd.	21,392
88	Cincinnati Financial Corp.	10,032
79	CME Group, Inc.	17,408
117	CNA Financial Corp.	5,142
22	Erie Indemnity Co., Class A	8,951
37	FactSet Research Systems, Inc.	17,115
170	Fiserv, Inc.*	25,376
43	FleetCor Technologies, Inc.*	12,009
76	Global Payments, Inc.	9,857
149	Intercontinental Exchange, Inc.	20,625
81	Jack Henry & Associates, Inc.	14,075
142	Marsh & McLennan Cos., Inc.	28,722
148	Mastercard, Inc., Class A	70,264
47	Moody’s Corp.	17,833
28	Morningstar, Inc.	8,360
39	MSCI, Inc.	21,878
151	Nasdaq, Inc.	8,486
254	PayPal Holdings, Inc.*	15,326
109	Principal Financial Group, Inc.	8,814
154	Progressive Corp. (The)	29,192
75	Raymond James Financial, Inc.	9,024
58	S&P Global, Inc.	24,846
184	SEI Investments Co.	12,374
107	T. Rowe Price Group, Inc.	12,128
284	Visa, Inc., Class A	80,270

		692,028

Health Care – 11.0%
384	Abbott Laboratories	45,558

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
275	AbbVie, Inc.	$48,414
91	Agilent Technologies, Inc.	12,500
97	Amgen, Inc.	26,562
80	Becton Dickinson & Co.	18,844
376	Boston Scientific Corp.*	24,895
130	Cardinal Health, Inc.	14,557
52	Cencora, Inc.	12,251
121	Danaher Corp.	30,630
225	DENTSPLY SIRONA, Inc.	7,353
133	Dexcom, Inc.*	15,304
127	Eli Lilly & Co.	95,717
148	Hologic, Inc.*	10,922
31	IDEXX Laboratories, Inc.*	17,832
445	Johnson & Johnson	71,814
33	McKesson Corp.	17,207
399	Merck & Co., Inc.	50,733
10	Mettler-Toledo International, Inc.*	12,472
114	Moderna, Inc.*	10,515
116	Quest Diagnostics, Inc.	14,487
58	ResMed, Inc.	10,076
100	Revvity, Inc.	10,959
38	STERIS PLC	8,851
79	Stryker Corp.	27,577
78	Thermo Fisher Scientific, Inc.	44,474
162	UnitedHealth Group, Inc.	79,963
81	Veeva Systems, Inc., Class A*	18,266
32	West Pharmaceutical Services, Inc.	11,468
90	Zimmer Biomet Holdings, Inc.	11,192

		781,393

Industrials – 11.0%
150	3M Co.	13,818
103	Automatic Data Processing, Inc.	25,866
48	Axon Enterprise, Inc.*	14,754
114	Boeing Co. (The)*	23,224
70	Booz Allen Hamilton Holding Corp.	10,340
109	Broadridge Financial Solutions, Inc.	22,190
106	BWX Technologies, Inc.	10,688
139	C.H. Robinson Worldwide, Inc.	10,297
354	Carrier Global Corp.	19,675
42	Cintas Corp.	26,402
83	Eaton Corp. PLC	23,987
223	Emerson Electric Co.	23,828
112	Expeditors International of Washington, Inc.	13,395
339	Fastenal Co.	24,750
59	FedEx Corp.	14,689
55	Ferguson PLC	11,630
157	Fortive Corp.	13,365
91	General Dynamics Corp.	24,866
183	Honeywell International, Inc.	36,368
32	Hubbell, Inc.	12,181
34	Huntington Ingalls Industries, Inc.	9,915
116	Illinois Tool Works, Inc.	30,409

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
160	Ingersoll Rand, Inc.	$14,613
44	Nordson Corp.	11,689
49	Northrop Grumman Corp.	22,590
37	Old Dominion Freight Line, Inc.	16,372
258	Otis Worldwide Corp.	24,587
206	Paychex, Inc.	25,260
81	Republic Services, Inc.	14,872
60	Rockwell Automation, Inc.	17,105
330	Rollins, Inc.	14,543
279	RTX Corp.	25,018
91	Toro Co. (The)	8,400
71	Trane Technologies PLC	20,020
116	Union Pacific Corp.	29,428
171	United Parcel Service, Inc., Class B	25,352
95	Verisk Analytics, Inc.	22,980
19	W.W. Grainger, Inc.	18,496
150	Waste Management, Inc.	30,847
49	Woodward, Inc.	6,933
93	Xylem, Inc.	11,816

		777,558

Information Technology – 24.1%
138	Accenture PLC, Class A	51,720
86	Adobe, Inc.*	48,184
247	Amphenol Corp., Class A	26,982
2,112	Apple, Inc.	381,744
58	Arista Networks, Inc.*	16,097
85	Atlassian Corp., Class A*	17,631
69	Autodesk, Inc.*	17,814
159	Bentley Systems, Inc., Class B	8,168
74	Cadence Design Systems, Inc.*	22,524
305	Dynatrace, Inc.*	15,113
33	Gartner, Inc.*	15,363
24	HubSpot, Inc.*	14,851
199	International Business Machines Corp.	36,821
46	Intuit, Inc.	30,493
59	Manhattan Associates, Inc.*	14,946
210	Micron Technology, Inc.	19,028
1,040	Microsoft Corp.	430,186
88	Motorola Solutions, Inc.	29,074
159	NetApp, Inc.	14,170
332	NVIDIA Corp.	262,652
73	Palo Alto Networks, Inc.*	22,670
50	PTC, Inc.*	9,151
67	Qualys, Inc.*	11,515
52	Roper Technologies, Inc.	28,326
154	Salesforce, Inc.*	47,558
38	ServiceNow, Inc.*	29,311
35	Synopsys, Inc.*	20,081
98	TE Connectivity Ltd.	14,069
43	Teledyne Technologies, Inc.*	18,373
35	Tyler Technologies, Inc.*	15,300
91	VeriSign, Inc.*	17,771
54	Workday, Inc., Class A*	15,912

		1,723,598

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Materials – 2.3%
78	Air Products and Chemicals, Inc.	$18,255
197	Ball Corp.	12,612
113	Ecolab, Inc.	25,407
90	Linde PLC	40,394
466	Newmont Corp.	14,562
73	PPG Industries, Inc.	10,337
90	Sherwin-Williams Co. (The)	29,883
169	Southern Copper Corp. (Mexico)	13,665

		165,115

Real Estate – 1.5%
131	American Tower Corp. REIT	26,051
25	Equinix, Inc. REIT	22,221
192	Equity Residential REIT	11,560
211	Iron Mountain, Inc. REIT	16,593
57	Public Storage REIT	16,181
63	SBA Communications Corp. REIT	13,181

		105,787

Utilities – 2.9%
207	Ameren Corp.	14,736
163	American Electric Power Co., Inc.	13,886
97	American Water Works Co., Inc.	11,499
307	Dominion Energy, Inc.	14,684
267	Duke Energy Corp.	24,519
423	Exelon Corp.	15,160
386	NextEra Energy, Inc.	21,303

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
288	Public Service Enterprise Group, Inc.	$17,971
315	Sempra	22,239
422	Southern Co. (The)	28,380
163	Vistra Corp.	8,890
135	WEC Energy Group, Inc.	10,596

		203,863

TOTAL COMMON STOCKS (Cost $5,567,147)		6,335,440

Shares	Dividend Rate	Value

Investment Company – 7.6%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
537,910	5.195%	537,910
(Cost $537,910)

TOTAL INVESTMENTS – 96.6% (Cost $6,105,057)		$6,873,350

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		240,160

NET ASSETS – 100.0%		$7,113,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	3	06/21/24	$774,787	$3,407

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following purchased and written option contracts:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
S&P 500 Index	$5,050.00	03/28/2024	27	$6,817,500	$35,437	$44,581	$(9,144)

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
S&P 500 Index	$5,310.00	03/28/2024	(27)	$ (7,168,500)	$(19,237)	$ (14,143)	$ (5,094)
Puts
S&P 500 Index	4,850.00	03/28/2024	(27)	(6,547,500)	(10,868)	(13,469)	2,601

Total written option contracts			(54)	$(13,716,000)	$(30,105)	$ (27,612)	$ (2,493)

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 0.8%
1,060	Nexstar Media Group, Inc.	$176,140

Consumer Discretionary – 16.6%
3,011	Academy Sports & Outdoors, Inc.	224,982
4,776	Adient PLC*	162,098
2,306	Boot Barn Holdings, Inc.*	213,305
4,377	Boyd Gaming Corp.	289,451
3,786	Cava Group, Inc.*	221,140
1,759	Century Communities, Inc.	151,784
2,660	Crocs, Inc.*	325,185
874	Installed Building Products, Inc.	208,825
2,838	Meritage Homes Corp.	447,439
1,660	Ollie’s Bargain Outlet Holdings, Inc.*	133,082
4,088	Savers Value Village, Inc.*	82,741
2,369	Shake Shack, Inc., Class A*	251,872
2,486	Texas Roadhouse, Inc.	371,334
5,004	United Parks & Resorts, Inc.*	256,955
1,140	Wingstop, Inc.	400,197

		3,740,390

Consumer Staples – 1.7%
4,757	Simply Good Foods Co. (The)*	168,779
11,638	Utz Brands, Inc.	205,876

		374,655

Energy – 6.5%
1,682	Chord Energy Corp.	273,241
4,814	Matador Resources Co.	304,004
3,487	Noble Corp. PLC	145,791
9,115	Patterson-UTI Energy, Inc.	105,461
20,400	Permian Resources Corp.	317,424
7,588	SM Energy Co.	332,127

		1,478,048

Financials – 14.5%
5,023	Ameris Bancorp	232,716
3,996	Banner Corp.	175,185
3,541	First Financial Bankshares, Inc.	109,558
5,162	First Merchants Corp.	171,378
1,060	FirstCash Holdings, Inc.	121,370
4,679	Glacier Bancorp, Inc.	175,088
1,526	Hamilton Lane, Inc., Class A	175,261
4,581	Hancock Whitney Corp.	199,732
3,442	Mr Cooper Group, Inc.*	245,346
9,347	NMI Holdings, Inc., Class A*	281,158
6,492	Pacific Premier Bancorp, Inc.	148,407
15,836	Perella Weinberg Partners	216,320
1,824	Pinnacle Financial Partners, Inc.	150,881
1,411	Piper Sandler Cos.	265,649
1,641	PJT Partners, Inc., Class A	172,961
1,140	RLI Corp.	166,953
7,408	Skyward Specialty Insurance Group, Inc.*	271,059

		3,279,022

Health Care – 12.7%
3,503	Acadia Healthcare Co., Inc.*	292,325
5,688	Alkermes PLC*	168,877

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
2,678	Amylyx Pharmaceuticals, Inc.*	$50,480
2,642	Biohaven Ltd.*	127,186
2,506	Catalent, Inc.*	143,694
1,721	CONMED Corp.	138,231
7,941	Dynavax Technologies Corp.*	100,613
3,769	Evolent Health, Inc., Class A*	127,807
5,255	Fortrea Holdings, Inc.*	197,273
6,883	Halozyme Therapeutics, Inc.*	274,012
1,159	iRhythm Technologies, Inc.*	137,515
741	Medpace Holdings, Inc.*	294,562
2,719	Merit Medical Systems, Inc.*	207,188
11,224	NeoGenomics, Inc.*	175,094
976	Shockwave Medical, Inc.*	254,609
5,381	Surgery Partners, Inc.*	166,973

		2,856,439

Industrials – 21.7%
3,872	Arcosa, Inc.	321,376
2,466	ASGN, Inc.*	244,923
1,273	Chart Industries, Inc.*	181,861
8,151	Core & Main, Inc., Class A*	389,047
2,287	Crane Co.	278,008
6,181	Federal Signal Corp.	506,285
5,199	Fluor Corp.*	191,323
1,660	Herc Holdings, Inc.	263,409
1,601	ICF International, Inc.	247,915
7,484	Kratos Defense & Security Solutions, Inc.*	136,508
2,565	Moog, Inc., Class A	384,622
1,761	MYR Group, Inc.*	286,092
627	Saia, Inc.*	360,776
4,187	SPX Technologies, Inc.*	490,674
1,463	Standex International Corp.	253,099
1,783	Watts Water Technologies, Inc., Class A	363,643

		4,899,561

Information Technology – 16.3%
5,221	Alkami Technology, Inc.*	130,264
7,609	Allegro MicroSystems, Inc. (Japan)*	239,607
2,495	Axcelis Technologies, Inc.*	281,112
1,738	Badger Meter, Inc.	275,803
7,062	Clearwater Analytics Holdings, Inc., Class A*	121,608
4,928	Cohu, Inc.*	158,337
1,140	CyberArk Software Ltd.*	300,686
7,167	Fastly, Inc., Class A*	101,915
6,788	Instructure Holdings, Inc.*	155,581
3,811	MACOM Technology Solutions Holdings, Inc.*	336,626
2,359	Onto Innovation, Inc.*	434,433
8,354	PagerDuty, Inc.*	201,833
4,535	Smartsheet, Inc., Class A*	191,422
1,526	SPS Commerce, Inc.*	282,554
6,407	Tenable Holdings, Inc.*	308,561
5,082	Vertex, Inc., Class A*	170,653

		3,690,995

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – 5.1%
2,406	Ashland, Inc.	$225,298
4,738	ATI, Inc.*	233,015
6,296	Avient Corp.	254,862
12,926	Constellium SE*	250,635
6,904	Graphic Packaging Holding Co.	179,159

		1,142,969

Real Estate – 3.1%
18,133	RLJ Lodging Trust REIT	215,239
15,079	SITE Centers Corp. REIT	204,773
4,358	Terreno Realty Corp. REIT	280,219

		700,231

Utilities – 0.7%
2,698	ONE Gas, Inc.	160,801

TOTAL COMMON STOCKS (Cost $20,194,096)		22,499,251

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
285,240	5.195%	285,240
(Cost $285,240)

TOTAL INVESTMENTS – 101.0% (Cost $20,479,336)		$22,784,491

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(218,377)

NET ASSETS – 100.0%		$22,566,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Bloomberg Clean Energy Equity ETF	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $11,800,967, $518,684,037, $143,119,968 and $301,922,194, respectively)(a)	$11,111,756	$602,968,289	$171,168,522	$349,178,905
Investments in affiliated issuers, at value (cost $41,286, $1,586,894, $118,097 and $1,168,648, respectively)	41,286	1,766,070	118,097	1,715,710
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	26,070	—	—	6,720,917
Cash	418	55,203	15,011	—
Foreign Currency, at value (cost $19, $–, $– and $111,387, respectively)	19	—	—	112,021
Receivables:
Dividends	28,452	907,064	72,659	408,273
Foreign tax reclaims	5,480	—	634	82,067
Investments sold	2,964	—	—	163,250
Securities lending income	237	—	—	23,640

Total assets	11,216,682	605,696,626	171,374,923	358,404,783

Liabilities:

Payables:
Payable upon return of securities loaned	26,070	—	—	6,720,917
Foreign capital gains taxes	5,422	—	—	—
Management fees	3,931	43,233	63,916	142,839
Investments purchased	418	55,021	15,010	13
Due to custodian	—	—	—	607,286

Total liabilities	35,841	98,254	78,926	7,471,055

Net Assets:

Paid-in capital	12,897,747	591,286,532	190,002,323	377,138,948
Total distributable earnings (loss)	(1,716,906)	14,311,840	(18,706,326)	(26,205,220)

NET ASSETS	$11,180,841	$605,598,372	$171,295,997	$350,933,728
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	350,000	8,650,000	1,625,000	6,400,000

Net asset value per share:	$31.95	$70.01	$105.41	$54.83

(a)

Includes loaned securities having a market value of $24,639, $–, $– and $6,676,002 for Bloomberg Clean Energy Equity ETF, Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF and Innovate Equity ETF, respectively.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	JUST U.S. Large Cap Equity ETF	North American Pipelines & Power Equity ETF	Defensive Equity ETF	Small Cap Core Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $246,468,108, $6,240,923, $5,567,147 and $20,194,096, respectively)	$333,908,693	$6,354,719	$6,335,440	$22,499,251
Investments in affiliated issuers, at value (cost $1,112,636, $10,966, $537,910 and $285,240, respectively)	1,462,212	10,966	537,910	285,240
Purchased Options, at value (premiums paid $–, $–, $44,581 and $–, respectively)	—	—	35,437	—
Cash	5,280	—	75,768	—
Receivables:
Dividends	468,404	10,155	9,827	10,229
Securities lending income	3	—	—	—
Investments sold	—	—	1,283,841	—
Collateral on certain derivative contracts	—	—	219,724	—
Foreign tax reclaims	—	3,319	—	—

Total assets	335,844,592	6,379,159	8,497,947	22,794,720

Liabilities:

Written options, at value (premiums received $–, $–, $27,612 and $–, respectively)	—	—	30,105	—
Variation margin on futures contracts	—	—	14,475	—
Payables:
Management fees	52,868	2,718	2,994	12,624
Investments purchased	5,280	2	1,336,863	215,982
Due to custodian	—	122	—	—

Total liabilities	58,148	2,842	1,384,437	228,606

Net Assets:

Paid-in capital	256,376,051	5,754,842	6,996,749	20,151,352
Total distributable earnings (loss)	79,410,393	621,475	116,761	2,414,762

NET ASSETS	$335,786,444	$6,376,317	$7,113,510	$22,566,114

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	4,625,000	150,000	152,572	475,000

Net asset value per share:	$72.60	$42.51	$46.62	$47.51

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS EQUITY ETFS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Bloomberg Clean Energy Equity ETF	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $6,416, $31, $3,875 and $56,028, respectively)	$110,007	$4,554,443	$708,462	$1,620,467

Dividends — affiliated issuers	777	29,277	6,840	38,748

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	620	214,926	684,526	313,866

Total Investment Income	111,404	4,798,646	1,399,828	1,973,081

Expenses:

Management fees	14,327	215,518	329,799	827,551

Trustee fees	8,500	9,304	8,743	9,081

Total expenses	22,827	224,822	338,542	836,632

Less — expense reductions	(26)	(461)	(233)	(437)

Net expenses	22,801	224,361	338,309	836,195

NET INVESTMENT INCOME	88,603	4,574,285	1,061,519	1,136,886

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(852,309)	(8,673,230)	70,439	(9,120,344)

Investments — affiliated issuers	—	(4,136)	—	(9,866)

In-kind redemptions — affiliated issuers	—	10,238	—	103,123

In-kind redemptions — unaffiliated issuers	—	12,059,718	19,829,738	15,211,298

Foreign currency transactions	(3,335)	—	—	(10,381)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $5,484, $–, $– and $–, respectively)	157,999	54,353,828	7,287,544	32,136,580

Investment transactions in affiliated securities	—	167,349	—	214,172

Foreign currency translations	(225)	—	—	(1,009)

Net realized and unrealized gain (loss)	(697,870)	57,913,767	27,187,721	38,523,573

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(609,267)	$62,488,052	$28,249,240	$39,660,459

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	JUST U.S. Large Cap Equity ETF	North American Pipelines & Power Equity ETF	Defensive Equity ETF	Small Cap Core Equity ETF*

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $32, $11,878, $– and $–, respectively)	$2,349,684	$136,552	$50,653	$46,269

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	65,514	—	—	—

Dividends — affiliated issuers	25,329	304	6,632	2,260

Total Investment Income	2,440,527	136,856	57,285	48,529

Expenses:

Management fees	284,763	22,415	9,987	42,619

Trustee fees	8,977	—	8,497	—

Total expenses	293,740	22,415	18,484	42,619

Less — expense reductions	(210)	(10)	(226)	(2,742)

Net expenses	293,530	22,405	18,258	39,877

NET INVESTMENT INCOME	2,146,997	114,451	39,027	8,652

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,654,560)	8,028	355,179	21,313

Investments — affiliated issuers	(659)	—	—	—

In-kind redemptions — affiliated issuers	12,052	—	—	—

In-kind redemptions — unaffiliated issuers	8,394,331	517,202	—	93,260

Futures contracts	—	—	81,274	—

Purchased Options	—	—	(78,795)	—

Written options	—	—	(374,875)	—

Foreign currency transactions	—	(619)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	32,791,267	46,525	361,666	2,305,155

Investment transactions in affiliated securities	196,392	—	—	—

Futures contracts	—	—	(8,550)	—

Purchased Options	—	—	(7,660)	—

Written options	—	—	(11,125)	—

Foreign currency translations	—	19	—	—

Net realized and unrealized gain	38,738,823	571,155	317,114	2,419,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,885,820	$685,606	$356,141	$2,428,380

*  For the period October 3, 2023 (commencement of operations) through February 29, 2024.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets

	Bloomberg Clean Energy Equity ETF		Equal Weight U.S. Large Cap Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$88,603	$135,628	$4,574,285	$8,897,951

Net realized gain (loss)	(855,644)	(171,937)	3,392,590	(10,010,104)

Net change in unrealized gain (loss)	157,774	(835,719)	54,521,177	42,567,681

Net increase (decrease) in net assets resulting from operations	(609,267)	(872,028)	62,488,052	41,455,528

Distributions to shareholders:

From distributable earnings	(100,090)	(123,162)	(5,179,967)	(9,019,245)

From share transactions:
Proceeds from sales of shares	3,130,454	1,839,938	124,662,802	49,832,589

Cost of shares redeemed	–	–	(38,906,605)	(233,144,465)

Net increase (decrease) in net assets resulting from share transactions	3,130,454	1,839,938	85,756,197	(183,311,876)

TOTAL INCREASE (DECREASE)	2,421,097	844,748	143,064,282	(150,875,593)

Net Assets:

Beginning of period	$8,759,744	$7,914,996	$462,534,090	$613,409,683

End of period	$11,180,841	$8,759,744	$605,598,372	$462,534,090

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Hedge Industry VIP ETF		Innovate Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$1,061,519	$301,855	$1,136,886	$3,125,527

Net realized gain (loss)	19,900,177	(3,910,875)	6,173,830	(30,757,664)

Net change in unrealized gain	7,287,544	23,892,864	32,349,743	67,510,637

Net increase in net assets resulting from operations	28,249,240	20,283,844	39,660,459	39,878,500

Distributions to shareholders:

From distributable earnings	(1,204,174)	(20,653)	(3,615,832)	(558,596)

From share transactions:

Proceeds from sales of shares	68,291,392	62,131,240	18,889,614	33,362,172

Cost of shares redeemed	(66,203,984)	(85,315,250)	(40,076,074)	(64,136,814)

Net increase (decrease) in net assets resulting from share transactions	2,087,408	(23,184,010)	(21,186,460)	(30,774,642)

TOTAL INCREASE (DECREASE)	29,132,474	(2,920,819)	14,858,167	8,545,262

Net Assets:

Beginning of period	$142,163,523	$145,084,342	$336,075,561	$327,530,299

End of period	$171,295,997	$142,163,523	$350,933,728	$336,075,561

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	JUST U.S. Large Cap Equity ETF		North American Pipelines & Power Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period July 11, 2023* to August 31, 2023

From operations:

Net investment income	$2,146,997	$4,104,956	$114,451	$26,198

Net realized gain (loss)	5,751,164	8,236,712	524,611	(3,319)

Net change in unrealized gain	32,987,659	25,647,603	46,544	67,238

Net increase in net assets resulting from operations	40,885,820	37,989,271	685,606	90,117

Distributions to shareholders:

From distributable earnings	(2,142,488)	(4,101,726)	(154,248)	–

From share transactions:

Proceeds from sales of shares	44,525,357	15,631,778	4,023,642	8,096,206

Cost of shares redeemed	(25,228,798)	(41,200,389)	(6,365,006)	–

Net increase (decrease) in net assets resulting from share transactions	19,296,559	(25,568,611)	(2,341,364)	8,096,206

TOTAL INCREASE (DECREASE)	58,039,891	8,318,934	(1,810,006)	8,186,323

Net Assets:

Beginning of period	$277,746,553	$269,427,619	$8,186,323	$–

End of period	$335,786,444	$277,746,553	$6,376,317	$8,186,323

*  Commencement of operations.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Defensive Equity ETF(a)
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period January 1, 2023 to August 31, 2023 (b)	For the Fiscal Year Ended December 31, 2022

From operations:

Net investment income	$39,027	$44,246	$44,263

Net realized loss	(17,217)	(252,621)	(345,459)

Net change in unrealized gain (loss)	334,331	659,254	(579,556)

Net increase (decrease) in net assets resulting from operations	356,141	450,879	(880,752)

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(1,254)

Class C Shares	–	–	–

Institutional Shares/Fund	(35,391)	(33,649)	(45,517)

Investor Shares	–	–	–

Class R6 Shares	–	–	–

Class R Shares	–	–	–

Total distributions to shareholders	(35,391)	(33,649)	(46,771)

From share transactions:

Proceeds from sales of shares	–	2,623,015	438,545

Reinvestment of distributions	–	–	46,771

Cost of shares redeemed	–	(1,816,084)	(920,363)

Net increase (decrease) in net assets resulting from share transactions	–	806,931	(435,047)

TOTAL INCREASE (DECREASE)	320,750	1,224,161	(1,362,570)

Net assets:

Beginning of period	6,792,760	5,568,599	6,931,169

End of period	$7,113,510	$6,792,760	$5,568,599

(a)	The Fund changed its fiscal year end from December 31 to August 31 on February 1, 2023.
(b)

Goldman Sachs Defensive Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Defensive Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on January 23, 2023. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Defensive Equity ETF and will be used going forward. As a result, the information prior to January 23, 2023, reflects that of the Predecessor Fund’s Institutional Class Shares. The Predecessor Fund ceased operations as of the date of the reorganization.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

Small Cap Core Equity ETF
For the Period October 3, 2023* to February 29, 2024 (Unaudited)

From operations:

Net investment income	$8,652

Net realized gain	114,573

Net change in unrealized gain	2,305,155

Net increase in net assets resulting from operations	2,428,380

Distributions to shareholders:

From distributable earnings	(13,618)

From share transactions:

Proceeds from sales of shares	21,196,913

Cost of shares redeemed	(1,045,561)

Net increase in net assets resulting from share transactions	20,151,352

TOTAL INCREASE	22,566,114

Net Assets:

Beginning of period	$–

End of period	$22,566,114

*	Commencement of operations.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Bloomberg Clean Energy Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period February 8, 2022* to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$35.04		$39.57	$39.60

Net investment income(a)	0.28		0.58	0.32

Net realized and unrealized loss	(3.08)		(4.56)	(0.15)

Total from investment operations	(2.80)		(3.98)	0.17

Distributions to shareholders from net investment income	(0.29)		(0.55)	(0.20)

Net asset value, end of period	$31.95		$35.04	$39.57

Market price, end of period	$31.92		$35.22	$39.52

Total Return at Net Asset Value(b)	(8.05)%		(10.11)%	0.45%

Net assets, end of period (in 000’s)	$11,181		$8,760	$7,915

Ratio of net expenses to average net assets	0.45	%(c)	0.45%	0.45	%(c)

Ratio of net investment income to average net assets	1.75	%(c)	1.56%	1.43	%(c)

Portfolio turnover rate(d)	38%		23%	19%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 29, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:

Net asset value, beginning of period	$62.93		$58.98	$70.00	$50.86	$46.30	$46.33

Net investment income(a)	0.58		1.03	0.94	0.85	0.93	0.81

Net realized and unrealized gain (loss)	7.17		3.94	(10.98)	19.09	4.52	(0.10)

Total from investment operations	7.75		4.97	(10.04)	19.94	5.45	0.71

Distributions to shareholders from net investment income	(0.67)		(1.02)	(0.98)	(0.80)	(0.89)	(0.74)

Net asset value, end of period	$70.01		$62.93	$58.98	$70.00	$50.86	$46.30

Market price, end of period	$69.99		$62.93	$58.99	$69.99	$50.95	$46.32

Total Return at Net Asset Value(b)	12.40%		8.58%	(14.48)%	39.56%	12.08%	1.62%

Net assets, end of period (in 000’s)	$605,598		$462,534	$613,410	$857,504	$320,433	$168,989

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.83	%(c)	1.72%	1.43%	1.39%	1.98%	1.81%

Portfolio turnover rate(d)	19%		44%	47%	43%	48%	39%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Hedge Industry VIP ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 29, 2024 (Unaudited)		2023	2022		2021	2020	2019

Per Share Operating Performance:

Net asset value, beginning of period	$88.85		$75.37	$103.18		$79.37	$56.86	$57.98

Net investment income (loss)(a)	0.66		0.17	(0.04	)(b)	(0.07)	0.16 (c)	0.51

Net realized and unrealized gain (loss)	16.64		13.32	(27.77)		23.88	22.59	(1.11)

Total from investment operations	17.30		13.49	(27.81)		23.81	22.75	(0.60)

Distributions to shareholders from net investment income	(0.74)		(0.01)	–		– (d)	(0.24)	(0.52)

Distributions to shareholders from return of capital	–		–	–		–	– (d)	–

Total distributions	(0.74)		(0.01)	–		– (d)	(0.24)	(0.52)

Net asset value, end of period	$105.41		$88.85	$75.37		$103.18	$79.37	$56.86

Market price, end of period	$105.58		$88.90	$75.47		$103.21	$79.50	$57.03

Total Return at Net Asset Value(e)	19.55%		17.90%	(26.95)%		30.00%	40.07%	(0.99)%

Net assets, end of period (in 000’s)	$171,296		$142,164	$145,084		$221,834	$115,085	$79,608

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.45%		0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	1.41	%(f)	0.23%	(0.05)%		(0.08)%	0.26%	0.91%

Portfolio turnover rate(g)	75%		120%	117%		136%	124%	103%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.05 per share and 0.05% of average net assets.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.11% of average net assets.

(d)	Amount is less than $0.005 per share.

(e)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INNOVATE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Innovate Equity ETF

	For the Six Months		For the Fiscal		For the Period
	Ended		Year Ended August 31,		November 6, 2020*
	February 29, 2024				to
	(Unaudited)		2023	2022	August 31, 2021

Per Share Operating Performance:

Net asset value, beginning of period	$49.42		$43.67	$63.23	$50.03

Net investment income(a)	0.17		0.43	0.33	0.24

Net realized and unrealized gain (loss)	5.77		5.39	(19.43)	13.15

Total from investment operations	5.94		5.82	(19.10)	13.39

Distributions to shareholders from net investment income	(0.53)		(0.07)	(0.46)	(0.19)

Net asset value, end of period	$54.83		$49.42	$43.67	$63.23

Market price, end of period	$54.77		$49.42	$43.62	$63.34

Total Return at Net Asset Value(b)	12.07%		13.38%	(30.35)%	26.80%

Net assets, end of period (in 000’s)	$350,934		$336,076	$327,530	$493,184

Ratio of net expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50	%(c)

Ratio of net investment income to average net assets	0.68	%(c)	0.97%	0.62%	0.50	%(c)

Portfolio turnover rate(d)	17%		45%	38%	38%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	JUST U.S. Large Cap Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 29, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Operating Performance:

Net asset value, beginning of period	$64.22		$56.72	$65.65	$50.92	$42.04	$42.13

Net investment income(a)	0.48		0.89	0.82	0.74	0.74	0.72

Net realized and unrealized gain (loss)	8.38		7.49	(8.97)	14.70	8.90	0.08

Total from investment operations	8.86		8.38	(8.15)	15.44	9.64	0.80

Distributions to shareholders from net investment income	(0.48)		(0.88)	(0.78)	(0.71)	(0.76)	(0.89)

Net asset value, end of period	$72.60		$64.22	$56.72	$65.65	$50.92	$42.04

Market price, end of period	$72.69		$64.27	$56.84	$65.68	$50.88	$42.06

Total Return at Net Asset Value(b)	13.89%		15.00%	(12.53)%	30.61%	23.29%	2.06%

Net assets, end of period (in 000’s)	$335,786		$277,747	$269,428	$264,240	$152,754	$129,275

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	1.46	%(c)	1.52%	1.31%	1.29%	1.69%	1.79%

Portfolio turnover rate(d)	9%		9%	12%	11%	14%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS NORTH AMERICAN PIPELINES & POWER EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	North American Pipelines & Power Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period July 11, 2023* to August 31, 2023

Per Share Operating Performance:

Net asset value, beginning of period	$40.93		$40.46

Net investment income(a)	0.57		0.13

Net realized and unrealized gain	1.98		0.34

Total from investment operations	2.55		0.47

Distributions to shareholders from net investment income	(0.97)		–

Net asset value, end of period	$42.51		$40.93

Market price, end of period	$42.53		$40.96

Total Return at Net Asset Value(b)	6.28%		1.16%

Net assets, end of period (in 000’s)	$6,376		$8,186

Ratio of net expenses to average net assets	0.55	%(c)	0.55	%(c)

Ratio of net investment income to average net assets	2.81	%(c)	2.25	%(c)

Portfolio turnover rate(d)	46%		–%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Defensive Equity ETF(a),(b)

			For the Fiscal Year Ended December 31,

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period January 1, 2023 to August 31, 2023(d)	2022	2021	For the Period September 30, 2020 to December 31, 2020(c)

Per Share Operating Performance:

Net asset value, beginning of period	$44.52		$41.72	$48.24	$45.86	$45.00

Net investment income(e)	0.26		0.24	0.35	0.27	0.09

Net realized and unrealized gain (loss)	2.07		2.78	(6.49)	6.26	0.86

Total from investment operations	2.33		3.02	(6.14)	6.53	0.95

Distributions to shareholders from net investment income	(0.23)		(0.22)	(0.38)	(0.23)	(0.09)

Distributions to shareholders from net realized gains	–		–	–	(3.92)	–	(f)

Total distributions	(0.23)		(0.22)	(0.38)	(4.15)	(0.09)

Net asset value, end of period	$46.62		$44.52	$41.72	$48.24	$45.86

Market price, end of period	$46.64		$44.53	$–	$–	$–

Total Return at Net Asset Value(g)	5.27%		7.25%	(12.57)%	14.24%	2.11%

Net assets, end of period (in 000’s)	$7,114		$6,793	$5,031	$6,283	$5,201

Ratio of net expenses to average net assets	0.54	%(h)	0.56%	0.57%	0.57%	0.57	%(h)

Ratio of total expenses to average net assets	0.55	%(h)	2.26%	6.01%	9.46%	10.45	%(h)

Ratio of net investment income to average net assets	1.16	%(h)	1.01%	0.82%	0.52%	0.84	%(h)

Portfolio turnover rate(i)	108%		160%	178%	305%	26%

(a)

Goldman Sachs Defensive Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Defensive Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on January 23, 2023. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Defensive Equity ETF and will be used going forward. As a result, the information prior to January 23, 2023, reflects that of the Predecessor Fund’s Institutional Class Shares. The Predecessor Fund ceased operations as of the date of the reorganization.

(b)	On January 18, 2023, the Fund effected a 4.5 -for-1 reverse share split. All per share data has been adjusted to reflect the reverse share split.

(c)	Commencement of operations of Goldman Sachs Defensive Equity Fund, the predecessor fund.

(d)	The Fund changed its fiscal year end from December 31 to August 31 on February 1, 2023.

(e)	Calculated based on the average shares outstanding methodology.

(f)	Amount is less than $0.005 per share.

(g)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(h)	Annualized.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout The Period

	Small Cap Core Equity ETF

	For the Period October 3, 2023* to February 29, 2024 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$39.36

Net investment income(a)	0.03

Net realized and unrealized gain	8.17

Total from investment operations	8.20

Distributions to shareholders from net investment income	(0.05)

Net asset value, end of period	$47.51

Market price, end of period	$47.56

Total Return at Net Asset Value(b)	20.84%

Net assets, end of period (in 000’s)	$22,566

Ratio of net expenses to average net assets	0.75	%(c)

Ratio of total expenses to average net assets	0.80	%(c)

Ratio of net investment income to average net assets	0.16	%(c)

Portfolio turnover rate(d)	16%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-diversified

Bloomberg Clean Energy Equity ETF	Diversified

Equal Weight U.S. Large Cap Equity ETF	Diversified

Hedge Industry VIP ETF	Diversified

Innovate Equity ETF	Diversified

JUST U.S. Large Cap Equity ETF	Diversified

North American Pipelines & Power Equity ETF(a)	Non-diversified

Defensive Equity ETF	Diversified

Small Cap Core Equity ETF(b)	Non-diversified

(a)	Commenced operations on July 11, 2023.
(b)	Commenced operations on October 3, 2023.

The investment objective of each Fund (except Defensive Equity ETF and Small Cap Core Equity ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index. The Defensive Equity ETF seeks long-term growth of capital with lower volatility than equity markets. The Small Cap Core Equity ETF seeks long-term growth of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Hedge Industry VIP ETF, Innovate Equity ETF, JUST U.S. Large Cap Equity ETF, Defensive Equity ETF and Small Cap Core Equity ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Bloomberg Clean Energy Equity ETF, Equal Weight U.S. Large Cap Equity ETF and North American Pipelines & Power Equity ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

69

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly with respect to Equal Weight U.S. Large Cap Equity ETF, JUST U.S. Large Cap Equity ETF, North American Pipelines & Power Equity ETF, Defensive Equity ETF and Small Cap Core Equity ETF, semi-annually with respect to Bloomberg Clean Energy Equity ETF, and annually for Hedge Industry VIP ETF and Innovate Equity ETF. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Return of Capital Estimates — Distributions received from the North American Pipelines & Power Equity ETF’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

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GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

71

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange- traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts. Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 29, 2024:

Bloomberg Clean Energy Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,146,940	$15,579	$—

Europe	3,176,938	—	—

North America	5,570,140	—	—

South America	136,555	65,604	—

Investment Company	41,286	—	—

Securities Lending Reinvestment Vehicle	26,070	—	—

Total	$11,097,929	$81,183	$—

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GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Equal Weight U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$604,167,341	$—	$—

Investment Company	567,018	—	—

Total	$604,734,359	$—	$—

Hedge Industry VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$6,744,109	$—	$—

Europe	3,370,451	—	—

North America	157,979,819	—	—

South America	3,074,143	—	—

Investment Company	118,097	—	—

Total	$171,286,619	$—	$—

Innovate Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$57,013,846	$49,364	$—

Europe	30,217,639	—	28,403

North America	257,728,592	544,920	—

South America	4,716,352	—	—

Exchange-Traded Fund	595,499	—	—

Securities Lending Reinvestment Vehicle	6,720,917	—	—

Total	$356,992,845	$594,284	$28,403

JUST U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$335,289,043	$—	$—

Investment Company	81,862	—	—

Total	$335,370,905	$—	$—

73

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

North American Pipelines & Power Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$15,266	$—	$—

North America	6,339,453	—	—

Investment Company	10,966	—	—

Total	$6,365,685	$—	$—

Defensive Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$9,007	$—	$—

North America	6,299,313	—	—

South America	27,120	—	—

Investment Company	537,910	—	—

Total	$6,873,350	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$3,407	$—	$—

Purchased Options Contracts	35,437	—	—

Total	$38,844	$—	$—

Liabilities

Written Options Contracts	$(30,105)	$—	$—

Small Cap Core Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$239,607	$—	$—

North America	22,259,644	—	—

Investment Company	285,240	—	—

Total	$22,784,491	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

 For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Fund’s investment strategies

74

GOLDMAN SACHS EQUITY ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Defensive Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Written options at value	$38,844	Written options at value	$(30,105)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 29, 2024 is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Defensive Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$(372,396)	$(27,335)

For the six months ended February 29, 2024 the relevant values for each derivative type were as follows:

	Average number of Contracts(a)

Fund	Futures Contracts	Purchased Options	Written Options

Defensive Equity ETF	3	28	57

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2024, contractual and effective net unitary management fees with GSAM were at the following rates:

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Unitary Management Fee

Bloomberg Clean Energy Equity ETF	0.45%

Equal Weight U.S. Large Cap Equity ETF	0.09%

Hedge Industry VIP ETF	0.45%

Innovate Equity ETF	0.50%

JUST U.S. Large Cap Equity ETF	0.20%

North American Pipelines & Power Equity ETF	0.55%

Defensive Equity ETF	0.55%

Small Cap Core Equity ETF	0.80%*

*	The net effective management fee for the period October 3, 2023 (commencement of operations) through February 29, 2024 was 0.75%.

The Investment Adviser has agreed to waive a portion of its management fee for Small Cap Core Equity ETF in order to achieve a net management fee rate of 0.75% as an annual percentage for the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2024, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. During the period ended February 29, 2024, the Small Cap Core Equity ETF waived $2,664 in management fees.

The Bloomberg Clean Energy Equity ETF, Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF, Innovate Equity ETF, JUST U.S. Large Cap Equity ETF, North American Pipelines & Power Equity ETF, Defensive Equity ETF and Small Cap Core Equity ETF invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 29, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Bloomberg Clean Energy Equity ETF	$26

Equal Weight U.S. Large Cap Equity ETF	461

Hedge Industry VIP ETF	233

Innovate Equity ETF	437

JUST U.S. Large Cap Equity ETF	210

North American Pipelines & Power Equity ETF	10

Defensive Equity ETF	226

Small Cap Core Equity ETF	78

B. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. and Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 29, 2024:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Bloomberg Clean Energy Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$418,442	$(377,156)	$–	$–	$41,286	41,286	$777	$–

Equal Weight U.S. Large Cap Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$8,004,233	$(7,437,215)	$–	$–	$567,018	567,018	$12,931	$–

Goldman Sachs Group, Inc. (The)

	888,422	312,898	(175,719)	6,102	167,349	1,199,052	3,082	16,346	–

Total	$888,422	$8,317,131	$(7,612,934)	$6,102	$167,349	$1,766,070		$29,277	$–

Hedge Industry VIP ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$8,780,829	$(8,662,732)	$–	$–	$118,097	118,097	$6,840	$–

Innovate Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$5,355,914	$(5,355,914)	$–	$–	$–	–	$13,011	$–

Goldman Sachs Group, Inc. (The)

	1,692,950	114,167	(398,836)	93,257	214,172	1,715,710	4,410	25,737	–

Total	$1,692,950	$5,470,081	$(5,754,750)	$93,257	$214,172	$1,715,710		$38,748	$–

JUST U.S. Large Cap Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$1,987,701	$(1,905,839)	$–	$–	$81,862	81,862	$6,272	$–

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued )

JUST U.S. Large Cap Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Group, Inc. (The)

	$1,047,034	$179,353	$(53,822)	$11,393	$196,392	$1,380,350	3,548	$19,057	$–

Total	$1,047,034	$2,167,054	$(1,959,661)	$11,393	$196,392	$1,462,212		$25,329	$–

North American Pipelines & Power Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$277,929	$(266,963)	$–	$–	$10,966	10,966	$304	$–

Defensive Equity ETF
	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$1,837,108	$(1,299,198)	$–	$–	$537,910	537,910	$6,632	$–

Small Cap Core Equity ETF
	Beginning value as of October 3, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$563,343	$(278,103)	$–	$–	$285,240	285,240	$2,260	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Bloomberg Clean Energy Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$3,130,454	50,000	$1,839,938

NET INCREASE IN SHARES	100,000	$3,130,454	50,000	$1,839,938

	Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,900,000	$124,662,802	850,000	$49,832,589

Shares redeemed	(600,000)	(38,906,605)	(3,900,000)	(233,144,465)

NET INCREASE (DECREASE) IN SHARES	1,300,000	$85,756,197	(3,050,000)	$(183,311,876)

	Hedge Industry VIP ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	700,000	$68,291,392	775,000	$62,131,240

Shares redeemed	(675,000)	(66,203,984)	(1,100,000)	(85,315,250)

NET INCREASE (DECREASE) IN SHARES	25,000	$2,087,408	(325,000)	$(23,184,010)

	Innovate Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	350,000	$18,889,614	750,000	$33,353,298

Shares redeemed	(750,000)	(40,076,074)	(1,450,000)	(64,136,240)

NET DECREASE IN SHARES	(400,000)	$(21,186,460)	(700,000)	$(30,782,942)

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	JUST U.S. Large Cap Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	675,000	$44,525,357	275,000	$15,631,778

Shares redeemed	(375,000)	(25,228,798)	(700,000)	(41,200,389)

NET INCREASE (DECREASE) IN SHARES	300,000	$19,296,559	(425,000)	$(25,568,611)

	North American Pipelines & Power Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period July 11, 2023(a) to August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$4,023,642	200,000	$8,096,206

Shares redeemed	(150,000)	(6,365,006)	—	—

NET INCREASE (DECREASE) IN SHARES	(50,000)	$(2,341,364)	200,000	$8,096,206

(a)	Commencement of operations.

	Defensive Equity ETF(a)

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period January 1, 2023 to August 31, 2023 †		For the Fiscal Year Ended December 31, 2022

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	—	$—	—	$—	5,398	$51,806

Reinvestment of distributions	—	—	—	—	134	1,254

Shares redeemed	—	—	(25,524)*	(240,345)*	(9,452)	(94,513)

	—	—	(25,524)	(240,345)	(3,920)	(41,453)

Class C Shares

Shares sold	—	—	—	—	24,307	241,850

Reinvestment of distributions	—	—	—	—	—	—

Shares redeemed	—	—	(32,815)*	(306,081)*	(940)	(8,516)

	—	—	(32,815)	(306,081)	23,367	233,334

Fund Share Activity (formerly Institutional Shares)**

Shares sold	—	—	60,477	2,623,015	3,112	144,889

Reinvestment of distributions	—	—	—	—	1,080	45,517

Shares redeemed	—	—	(28,520)	(1,269,658)	(13,844)	(617,012)

	—	—	31,957	1,353,357	(9,652)	(426,606)

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Defensive Equity ETF(a)

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period January 1, 2023 to August 31, 2023 †		For the Fiscal Year Ended December 31, 2022

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	—	$—	—	$—	—	$—

Reinvestment of distributions	—	—	—	—	—	—

Shares redeemed	—	—	—	—	(5,438)	(50,140)

	—	—	—	—	(5,438)	(50,140)

Class R6 Shares

Shares sold	—	—	—	—	—	—

Reinvestment of distributions	—	—	—	—	—	—

Shares redeemed	—	—	—	—	(5,446)	(50,268)

	—	—	—	—	(5,446)	(50,268)

Class R Shares

Shares sold	—	—	—	—	—	—

Reinvestment of distributions	—	—	—	—	—	—

Shares redeemed	—	—	—	—	(5,414)	(49,649)

	—	—	—	—	(5,414)	(49,649)

Class P Shares

Shares sold	—	—	—	—	—	—

Reinvestment of distributions	—	—	—	—	—	—

Shares redeemed	—	—	—	—	(5,446)	(50,265)

	—	—	—	—	(5,446)	(50,265)

NET INCREASE IN SHARES	—	$—	(26,382)	$806,931	(11,949)	$(435,047)

†	The Fund changed its fiscal year end from December 31 to August 31 on February 1, 2023.
*	Class A Shares and Class C Shares were converted to Institutional Shares on January 13, 2023.
**	On January 18, 2023, the Goldman Sachs Defensive Equity Fund Institutional Shares effected a 4.5-for-1 reverse share split. Shares outstanding have been adjusted to reflect the reverse share split.
(a)

Goldman Sachs Defensive Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Defensive Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on January 23, 2023. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Defensive Equity ETF and will be used going forward. As a result, the information prior to January 23, 2023, reflects that of the Predecessor Fund’s Institutional Class Shares. The Predecessor Fund ceased operations as of the date of the reorganization.

	Small Cap Core Equity ETF

	For the Period October 3, 2023(a) to February 29, 2024 (Unaudited)

	Shares	Dollars

Fund Share Activity

Shares sold	500,000	$21,196,913

Shares redeemed	(25,000)	(1,045,561)

NET INCREASE IN SHARES	475,000	$20,151,352

(a)	Commenced operations on October 3, 2023.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Bloomberg Clean Energy Equity ETF	$4,345,611	$3,838,584

Equal Weight U.S. Large Cap Equity ETF	93,737,039	94,143,651

Hedge Industry VIP ETF	181,467,213	112,907,034

Innovate Equity ETF	55,659,911	58,082,131

JUST U.S. Large Cap Equity ETF	27,037,236	26,914,588

North American Pipelines & Power Equity ETF(a)	3,782,323	3,758,196

Defensive Equity ETF	6,534,528	7,040,267

Small Cap Core Equity ETF(b)	2,166,726	2,075,870

(a)	Commenced operations on July 11, 2023.
(b)	Commenced operations on October 3, 2023.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Bloomberg Clean Energy Equity ETF	$2,579,906	$—

Equal Weight U.S. Large Cap Equity ETF	124,310,908	38,659,194

Hedge Industry VIP ETF	—	66,421,472

Innovate Equity ETF	18,299,672	38,881,121

JUST U.S. Large Cap Equity ETF	44,360,352	25,015,429

North American Pipelines & Power Equity ETF(a)	4,015,523	6,329,704

Small Cap Core Equity ETF(b)	21,020,585	1,031,917

(a)	Commenced operations on July 11, 2023.
(b)	Commenced operations on October 3, 2023.

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous

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8. SECURITIES LENDING (continued)

and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2024:

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

Bloomberg Clean Energy Equity ETF	$119,761	$1,019,524	$(1,113,215)	$26,070

Equal Weight U.S. Large Cap Equity ETF	542,850	2,699,678	(3,242,528)	—

Hedge Industry VIP ETF	—	3,168,125	(3,168,125)	—

Innovate Equity ETF	8,259,180	26,921,924	(28,460,187)	6,720,917

JUST U.S. Large Cap Equity ETF	30,687	601,394	(632,081)	—

9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2023, the Funds’ capital loss carryforward and certain timing differences on a tax-basis were as follows:

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

9. TAX INFORMATION (continued )

	Bloomberg Clean Energy Equity ETF	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,035)	$(19,879,124)	$(43,746,330)	$(19,152,011)	$(4,416,220)

Perpetual Long-Term	—	(5,158,552)	(4,687,451)	(19,652,908)	(1,495,913)

Total capital loss carryforwards	(4,035)	(25,037,676)	(48,433,781)	(38,804,919)	(5,912,133)

Timing differences — (Qualified Late Year
Ordinary Loss Deferral/Post October
Capital Loss Deferral)	(129,221)	(38,647,844)	(15,225,001)	(36,330,003)	(4,487,849)

			North American Pipelines & Power Equity ETF	Defensive Equity ETF	Small Cap Core Equity ETF(a)

Capital loss carryforwards:

Perpetual Short-Term			$—	$(96,743)	$—

Perpetual Long-Term			—	(381,935)	—

Total capital loss carryforwards			—	(478,678)	—

(a)	Commenced operations on October 3, 2023.

As of February 29, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bloomberg Clean Energy Equity ETF	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF

Tax Cost	$11,942,638	$530,659,836	$146,281,012	$315,133,550	$252,011,346

Gross unrealized gain	699,947	103,634,759	30,863,800	83,821,508	98,089,598

Gross unrealized loss	(1,463,473)	(29,560,236)	(5,858,193)	(41,339,526)	(14,730,039)

Net unrealized gain (loss)	$(763,526)	$74,074,523	$25,005,607	$42,481,982	$83,359,559

			North American Pipelines & Power Equity ETF	Defensive Equity ETF	Small Cap Core Equity ETF(a)

Tax Cost			$6,251,136	$6,311,222	$20,479,336

Gross unrealized gain			340,245	803,897	2,606,819

Gross unrealized loss			(225,696)	(241,769)	(301,664)

Net unrealized gain (loss)			$114,549	$562,128	$2,305,155

(a)	Commenced operations on October 3, 2023.

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, net mark to market gains (losses) on regulated options, and differences in the tax treatment of partnership investments and passive foreign investment company investments.

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9. TAX INFORMATION (continued )

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, (or a reference index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Index Risk (each Fund except Defensive Equity ETF and Small Cap Core Equity ETF) — Bloomberg Professional Services, GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk (each Fund except Defensive Equity ETF and Small Cap Core Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

10. OTHER RISKS (continued )

meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Defensive Equity ETF and Small Cap Core Equity ETF) trading individually or in the aggregate at any point in time.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non Diversification Risk— The North American Pipelines & Power Equity ETF and Small Cap Core Equity ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Tracking Error Risk (each Fund except Defensive Equity ETF and Small Cap Core Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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12. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS EQUITY ETFS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Gregory G. Weaver	312,642,103	27,755,773

Dwight L. Bush	339,557,290	840,586

Kathryn A. Cassidy	339,692,259	705,617

John G. Chou	339,628,535	769,341

Joaquin Delgado	339,626,867	771,009

Eileen H. Dowling	339,570,827	827,049

Paul C. Wirth	339,591,397	806,479

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GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Bloomberg Clean Energy Equity ETF, Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF, Goldman Sachs JUST U.S. Large Cap Equity ETF and Goldman Sachs Defensive Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”); (ii) its underlying index (except for the Goldman Sachs Defensive Equity ETF); (iii) with respect to the Goldman Sachs Defensive Equity ETF, a benchmark performance index and a composite of accounts with comparable investment strategies managed by the Investment Adviser; and (iv) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)

with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider (except with respect to the Goldman Sachs Bloomberg Clean Energy Equity ETF), its processes in producing that data for the Fund;

(f)

information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund (except for the Goldman Sachs Defensive Equity ETF, which was reorganized into an ETF from a mutual fund in 2023) to the Investment Adviser and its affiliates;

(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(l)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification, and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies, and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by third-party service providers, except for the Goldman Sachs Hedge Industry VIP ETF, which seeks to track a proprietary index created by the Investment Adviser, and the Goldman Sachs Defensive Equity ETF, which is an actively managed ETF that seeks long-term growth of capital with lower volatility than equity markets. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2023, and updated information prepared by the Investment Adviser regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s (except for the Goldman Sachs Defensive Equity ETF) performance to that of its respective index, and with respect to the Goldman Sachs Defensive Equity ETF, to a comparable market capitalization-weighted reference index and a composite of accounts with comparable investment strategies managed the Investment Adviser. The Trustees observed that each Fund’s (except for the Goldman Sachs Defensive Equity ETF)

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

investment performance was consistent with the investment objective of tracking its index. With respect to the Goldman Sachs Defensive Equity ETF, they considered the investment performance trend of the Fund over time and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also recalled that the Goldman Sachs Defensive Equity ETF’s predecessor fund had commenced operations on September 20, 2020 and had been reorganized into the Fund on January 20, 2023. They observed that the Goldman Sachs Defensive Equity ETF had underperformed the Fund’s benchmark index for the one-year period ended June 30, 2023. The Trustees noted that the Goldman Sachs Defensive Equity ETF’s investment performance was consistent with its investment objective of seeking long-term growth of capital with lower volatility than equity markets.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

The Trustees noted that license fees would be payable by the Investment Adviser to Bloomberg Professional Services for the use of the underlying index of the Goldman Sachs Bloomberg Clean Energy Equity ETF, to Solactive AG for the use of the underlying indices of the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, to Frank Russell Company for the use of the underlying index of the Goldman Sachs JUST U.S. Large Cap Equity ETF, and to JUST Capital Foundation, Inc. for the use of certain trademarks and trade names with respect to the Goldman Sachs JUST U.S. Large Cap Equity ETF. They noted that no license fee would be payable to the Investment Adviser by the Goldman Sachs Hedge Industry VIP ETF for use of the index created by the Investment Adviser.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for the Funds was provided for 2022 (except for the Goldman Sachs Defensive Equity ETF) and 2021 (except for the Goldman Sachs Bloomberg Clean Energy Equity ETF and Goldman Sachs Defensive Equity ETF). The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the Investment Adviser and its realized profits, and information comparing the contractual management fee rate charged by other advisers to other funds in the peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which certain Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2024.

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GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Small Cap Core Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on October 3, 2023. At a meeting held on September 19-20, 2023 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as an actively-managed ETF that seeks long-term growth of capital. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Fund. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. In addition, the Trustees considered the Investment Adviser’s undertaking to implement a fee waiver for the Fund. The Trustees also reviewed information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as the Fund’s peer group and category medians. The comparisons of the Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s unitary

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Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders. They also noted that shareholders would be able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. They further noted that the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Fund’s securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

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Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

95

GOLDMAN SACHS EQUITY ETFS

Fund Expenses — Six Month ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2023 and held for the six months ended February 29, 2024, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Bloomberg Clean Energy Equity ETF			Equal Weight U.S. Large Cap Equity ETF			Hedge Industry VIP ETF			Innovate Equity ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$919.52	$2.15	$1,000.00	$1,124.00	$0.48	$1,000.00	$1,195.54	$2.46	$1,000.00	$1,120.71	$2.64
Hypothetical 5% return	1,000.00	1,022.63+	2.26	1,000.00	1,024.42+	0.45	1,000.00	1,022.63+	2.26	1,000.00	1,022.38+	2.51

	JUST U.S. Large Cap Equity ETF			North American Pipelines & Power Equity ETF			Defensive Equity ETF			Small Cap Core Equity ETF**
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,138.86	$1.06	$1,000.00	$1,062.79	$2.82	$1,000.00	$1,052.71	$2.76	$1,000.00	$1,208.39	$3.39
Hypothetical 5% return	1,000.00	1,023.87+	1.01	1,000.00	1,022.13+	2.77	1,000.00	1,022.18+	2.72	1,000.00	1,017.42+	3.10

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

**

Fund commenced operations on October 3, 2023. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 150/366, which represents a period of 150 days of a 366 day year (to reflect the Fund’s commencement of operation).

The annualized net expense ratios for the period were as follows:

Fund
Bloomberg Clean Energy Equity ETF	0.45%
Equal Weight U.S. Large Cap Equity ETF	0.09
Hedge Industry VIP ETF	0.45
Innovate Equity ETF	0.50
JUST U.S. Large Cap Equity ETF	0.20
North American Pipelines & Power Equity ETF	0.55
Defensive Equity ETF	0.54
Small Cap Core Equity ETF	0.75

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FUNDS PROFILE

Goldman Sachs ETFs

February 29, 2024

THE GOLDMAN SACHS

ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

∎	Disciplined Processes

Innovative, Value-Added Investment Products

∎	Thoughtful Solutions

∎	Risk Management

Outstanding Client Service

∎	Dedicated Service Teams

∎	Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

Goldman Sachs Access Investment Grade Corporate Bonds ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access U.S. Aggregate Bond ETF

Goldman Sachs Access Ultra Short Bond ETF

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs Community Municipal Bond ETF

Goldman Sachs Defensive Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

Goldman Sachs MarketBeta® International Equity ETF

Goldman Sachs MarketBeta® Total International Equity ETF

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

Goldman Sachs Nasdaq-100 Core Premium Income ETF

Goldman Sachs North American Pipelines & Power Equity ETF

Goldman Sachs Small Cap Core Equity ETF

Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

“Bloomberg®” and the Bloomberg Goldman Sachs Global Clean Energy Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by GSAM. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to GSAM. is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to GSAM or the Fund. Bloomberg has no obligation to take the needs of GSAM or the owners of the Fund into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Fund.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GSAM, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES — WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE — ARISING IN CONNECTION WITH THE FUND OR THE INDEX OR ANY DATA OR VALUES RELATING THERETO — WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Large Cap Equal Weight Index (GTR) (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

100

FUNDS PROFILE

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS, ITS AFFILIATES AND ANY OF ITS CLIENTS MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES, INCLUDING THOSE LINKED TO THE INDEX. GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

The Goldman Sachs Innovate Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive Innovative Global Equity Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Innovate Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/ or financial intermediaries of Goldman Sachs Innovate Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Innovate Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

Neither JUST Capital Foundation, Inc. (“JUST Capital”) nor any of its affiliates (collectively, the “JUST Parties”) in any way sells, sponsors, supports, promotes, or endorses the Goldman Sachs JUST U.S. Large Cap Equity ETF (the “GS ETF”), or has involvement in its operations or distribution. The JUST US Large Cap Diversified Index (the “JUST Index”) has been licensed by Russell on an “as is” basis to Goldman Sachs Asset Management L.P. (“Goldman Sachs”) in connection with Goldman Sachs’ sponsorship of the GS ETF, and JUST Capital’s only relationship with Goldman Sachs is the licensing of certain trademarks and trade names of JUST Capital or its affiliates. The JUST Parties and any other person or entity involved in or related to compiling, computing, or creating the JUST Index expressly disclaim all representations, warranties, and liabilities relating to or in connection with the GS ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose). No JUST Party makes any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST Index, the GS ETF, or any of the data included in either of the foregoing, (ii) the level at which the JUST Index or GS ETF is said to stand at any particular time on any particular day or otherwise, (iii) the suitability of the JUST Index for the purpose to which it is being put in connection with the GS ETF, or (iv) the advisability of investing in securities generally or in any index or ETF, including those provided by Goldman Sachs.

No JUST Party makes any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST Index, the GS ETF, or any of the data included in either of the foregoing, (ii) the level at which the JUST Index or GS ETF is said to stand at any particular time on any particular day or otherwise, (iii) the suitability of the JUST Index for the purpose to which it is being put in connection with the GS ETF, or (iv) the advisability of investing in securities generally or in any index or ETF, including those provided by Goldman Sachs.

No JUST Party has provided, nor will any provide, any financial or investment advice or recommendation in relation to the JUST Index or the GS ETF to Goldman Sachs Asset

Management or to its clients. No JUST Party shall be (i) liable (whether in negligence or otherwise) to any person for any error in the JUST Index or (ii) under any obligation to advise any person of any error therein. Without limiting any of the foregoing, in no event shall any JUST Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits), or any other damages in connection with the JUST Index or the GS ETF.

Data and information regarding the JUST Index is proprietary to JUST Capital or its licensors, and reproduction of such data and information is prohibited except with the prior written permission of JUST Capital. JUST Index® and JUST Capital Index® are trademarks of JUST Capital and have been licensed for use by Goldman Sachs Asset Management L.P. by JUST Capital and/or its agent.

Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index and does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. The JUST US Large Cap Diversified Index was provided on an “as is” basis. Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the JUST US Large Cap Diversified Index (collectively, the “Russell Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).

Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST US Large Cap Diversified Index (upon which the Goldman Sachs JUST U.S. Large Cap Equity ETF is based), (ii) the figure at which the JUST US Large Cap Diversified Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the JUST US Large Cap Diversified Index for the purpose to which it is being put in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF.

Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the JUST US Large Cap Diversified Index to Goldman Sachs Asset Management or to its clients. The JUST US Large Cap Diversified Index is calculated by Russell or its agent as calculation agent. Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

Without limiting any of the foregoing, in no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF.

The Goldman Sachs North American Pipelines & Power Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive Energy Infrastructure Enhanced Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs North American Pipelines & Power Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs North American Pipelines & Power Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs North American Pipelines & Power Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

101

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Paul C. Wirth John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary THE BANK OF NEW YORK MELLON GOLDMAN SACHS ASSET MANAGEMENT, L.P. Transfer Agent Investment Adviser ALPS DISTRIBUTORS, INC. Distributor Visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or Summary Prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The Summary Prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550. © 2024 Goldman Sachs. All rights reserved. 365398-OTU-04/2024 GST 2497 EQTYETFSAR-24

Goldman Sach Semi-Annual Report February 29, 2024 Goldman Sach Future Thematic ETFs Future consumer Equity ETF (GBUY) Future Health Care Equity ETF (GDOC) Future Planet Equity ETF (GSFP) Future Real Estate and Infrastructure Equity ETF (GREI) Future Tech Leader Equity ETF (GTEK).

Goldman Sachs Future Thematic Equity ETFs

∎	GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

∎	GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

∎	GOLDMAN SACHS FUTURE PLANET EQUITY ETF

∎	GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

∎	GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Future Thematic Equity ETFs

The following are highlights both of key factors affecting the U.S., international and emerging markets equity markets and of any key changes made to the Goldman Sachs Future Thematic Equity ETFs (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to Fund shareholders, per new Securities and Exchange Commission requirements with a compliance date of July 24, 2024.

Market and Economic Review

U.S. Equities

•	Overall U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500 Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25%-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500 Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

1

MARKET REVIEW

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500 Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500 Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500 Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven.”

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500 Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned 9.23% for the Reporting Period, lagging the U.S. equity market.

•	As the Reporting Period began in September 2023, international equity markets, like their U.S. counterpart, declined, marked by persistent inflation, contractionary economic concerns, particularly in Europe, and further interest rate hikes. Recession fears were renewed by a steep rise in oil prices. Further, a selloff in global bond markets put increased pressure on risk assets.

•	In Europe, concerns persisted around the contractionary effect of elevated interest rates on the economy as the European Central Bank (“ECB”) raised interest rates for the second time in the third calendar quarter. However, inflation in Europe fell to a two-year low, and the ECB suggested its September hike may be the last.

2

MARKET REVIEW

•	The U.K. equity market fared better than continental Europe, largely supported by its energy sector, which benefited from increased oil prices. The market also benefited from sterling, its currency, depreciation relative to the U.S. dollar. Additionally, U.K. markets showed signs of improving consumer confidence. The Bank of England (“BoE”) ended its run of 14 consecutive interest rate hikes in September.

•	The Japanese equity market fell in September, as concerns arose surrounding political tensions with China, which could impact tourism.

•	International equities rallied strongly in the fourth quarter of 2023, fueled by expectations of interest rate cuts in 2024 amid falling inflation numbers and a fizzling out of the “higher for longer” narrative.

•	In Europe, equities were weak in October but then recovered to close out the year. Headline inflation in December ticked up from November; however, core inflation fell.

•	U.K. equities posted positive returns overall but lagged other geographies due to sterling appreciation and a large exposure to the underperforming energy sector. Although U.K. economic growth entered negative territory during the quarter, markets were buoyed by expectations of an ending rate hike cycle. As a result, domestic small-cap and mid-cap stocks performed especially well.

•	The Japanese equity market similarly posted positive, albeit modest, returns for the quarter. Yen appreciation was a headwind for Japanese equities. However, expectations of rate cuts and dovish U.S. Fed moves were positive news for Japanese equities. The December 2023 Bank of Japan Tankan survey signaled toward improving business sentiment. However, the Bank of Japan’s December meeting, though not featuring any policy or rate changes, slightly dampened consensus expectations of an imminent end to its negative policy rates.

•	The MSCI EAFE Index posted positive, though quite modest, returns in January 2024. While developed markets advanced on positive macroeconomic indicators, central banks tempered investor expectations of interest rate cuts in the first quarter of 2024.

•	European equities gained. The ECB kept its rates steady at its January meeting, recognizing a medium-term trend in declining inflation despite the uptick in the prior month. The ECB seemed to have little aversion towards maintaining elevated rates for as long as necessary, reiterating its commitment to a data-driven approach over the next few months.

•	U.K. equities posted a negative return overall in January. Signs of economic growth as well as a higher than anticipated December 2023 inflation reading pushed out expectations of rate cuts from the BoE.

•	Despite beginning the calendar year with an earthquake and an accident at Tokyo Haneda airport, Japan was the best performing major region in January amidst foreign inflows, as investors rotated out of an underperforming Chinese equity market. Japanese equity markets were propelled by investor optimism around structural developments, such as corporate governance reforms requesting management plans around cost of capital and stock prices, as well as by the launch of the Nippon Individual Savings Account, which was widely expected to increase retail investor participation. The market was also boosted by yen depreciation, as the Bank of Japan elected not to change its negative rate policy at its January meeting.

•	The MSCI EAFE Index performed better in February 2024, as corporate earnings reports and positive economic data supported a solid monthly return.

•	European equities gained. Despite inflation in the region declining, the ECB reiterated its cautionary guidance regarding rate cuts. After reaching its highest level since July 2023 in January 2024, Europe’s Purchasing Managers’ Index rose further in February, underscoring signs of improving economic activity in the region.

•	The U.K. equity market underperformed other international equity markets in February but still eked out a modestly positive return. Similar to the ECB, the BoE tempered interest rate cut expectations despite inflation coming in slightly below expectations. The U.K. equity market was further challenged by underwhelming corporate earnings and poor economic data that signaled the U.K. had entered a technical recession in the fourth quarter of 2023.

•	The Japanese equity market reached an all-time high in February, surpassing its previous high set 34 years earlier. Despite disappointing fourth quarter 2023 economic growth data, markets were enthused by the return of inflation in Japan, corporate governance reforms and stronger-than-consensus-expected corporate earnings results, led mainly by large-cap stocks.

3

MARKET REVIEW

•	For the Reporting Period overall, eight of the eleven sectors in the MSCI EAFE Index posted positive total returns. The best performing sectors within the MSCI EAFE Index during the Reporting Period were information technology, industrials and financials, each posting a double-digit positive total return. The weakest performing sectors were consumer staples, utilities and energy.

•	The best performing countries within the MSCI EAFE Index were the Netherlands, Sweden and Israel. The weakest performing countries during the Reporting Period were Portugal, Hong Kong and Finland.

Emerging Markets Equities

•	Representing the emerging markets equity markets, the MSCI Emerging Markets Index (net) returned 4.93% during the Reporting Period, underperforming both the U.S. equity market and the developed international equity markets overall.

•	As the Reporting Period began in September 2023, emerging markets equities as a whole posted negative returns, as heightened expectations amid strong U.S. economic data that U.S. interest rates would remain higher for longer put pressure on emerging markets equities.

•	China remained top of mind for many investors with property market and local government debt issues reducing confidence in its equity market, which posted negative returns. Elsewhere in Asia, India’s equity market rose, as the country’s long-term structural drivers remained strong and its near-term cyclical backdrop improved, with economic momentum advancing, corporate earnings growth broadening and corporate capital expenditures picking up.

•	In Latin America, the Brazilian equity market rose modestly, reporting economic growth that beat consensus expectations though high inflation kept investors alert to potential changes in economic policy.

•	In the EMEA (Europe, Middle East and Africa) region, Turkey’s equity market was the top performer, as domestic retail investor flows followed a signaled return to economic orthodoxy from the Turkish government. However, the equity markets of Poland, Greece and Saudi Arabia fell.

•	Emerging markets equities rallied in the fourth quarter of 2023 overall.

•	In October 2023, emerging markets equities as a whole fell as did most equity markets globally, as expectations for higher for longer interest rates, particularly in the U.S., and the outbreak of war in the Middle East reduced risk appetite, especially within emerging markets regions.

•	November 2023 was a strong month for emerging markets equities, as the view that developed markets interest rates had reached their peak supported equity market performance. All individual country constituents within the MSCI Emerging Markets Index posted positive returns, although China continued to struggle as consumer confidence remained weak amid ongoing property market troubles.

•	The MSCI Emerging Markets Index rose solidly in December 2023, as emerging markets proved beneficiaries of the widening view that U.S. interest rates were likely to fall more quickly than previously anticipated. A series of lower-than-consensus-expected inflation reports in Europe and the U.S. were key drivers of such rate expectations. Adding to positive sentiment for emerging markets equities were high consensus earnings growth forecasts for emerging markets for 2024 and 2025.

•	The MSCI Emerging Markets Index fell in January 2024, suffering as strong U.S. economic data and hawkish messaging from the U.S. Fed altered interest rate cut expectations. Despite China’s positive reported economic growth, its equity market was weakest, as the country continued to deal with issues of weak consumer confidence and property market concerns, with Evergrande, one of its largest real estate companies, going into liquidation during the month. Additionally, disappointment in the level of government support affected sentiment. Countries with strong trade links to China, including South Korea and Thailand, also suffered, as consensus-expected export demand fell. On the other hand, India maintained its strong momentum from 2023, buoyed by corporate fundamentals and its government announcing a budget that reiterated a commitment to fiscal consolidation and introducing measures to encourage private capital expenditure. In Latin America, the rate differential between the U.S. and regional central banks was a drag, driving the equity markets of Chile, Peru and Brazil to negative monthly returns.

4

MARKET REVIEW

•	The MSCI Emerging Markets Index rose in February 2024, supported largely by a rebound in China’s equity market, which had recently hit five-year lows. China’s equity market was boosted by government intervention, including stock purchases by state-owned investment firms, and by data indicating better tourist activity during the lunar new year.

•	During the Reporting Period overall, the best performing sectors within the MSCI Emerging Markets Index were utilities, energy and information technology. The weakest performing sectors were communication services, real estate and materials.

•	The best performing countries within the MSCI Emerging Markets Index during the Reporting Period were Egypt, Poland, Colombia, Peru and India. The weakest performing countries were Hong Kong, Thailand, China, Czech Republic and Chile.

Fund Changes and Highlights

Goldman Sachs Future Consumer Equity ETF

•	Effective January 22, 2024, Nathan Lin no longer served as a portfolio manager for the Fund. As of the same date, Sumit Mangal became a portfolio manager for the Fund, joining Alexis Deladerrière, Raj Garigipati and Jennifer Sullivan. Mr. Deladerrière and Mr. Garigipati have managed the Fund since 2021. Ms. Sullivan has managed the Fund since February 2023.

Goldman Sachs Future Health Care Equity ETF

•	The Fund produced positive absolute returns but materially underperformed its benchmark, the MSCI All Country World Index Health Care Index, during the Reporting Period.

•	From an industry perspective, the Fund was hurt most by stock selection in biotechnology. Stock selection and an underweight relative to the benchmark in health care providers and services also detracted from relative performance. On the positive side, the Fund benefited from stock selection in the pharmaceuticals industry.

•	In terms of countries, stock selection in the U.S. hampered relative returns. Stock selection in Japan was advantageous.

•	Among individual stocks, the Fund’s overweighted positions in U.S. biotechnology firm Biogen and U.S. molecular diagnostics company Exact Sciences and an out-of-benchmark position in U.S. biopharmaceutical company Sarepta Therapeutics detracted from relative performance. Overweight positions in U.S. medical device maker Boston Scientific, U.S. pharmaceutical company Eli Lilly and Company and Japanese pharmaceutical company Chugai Pharmaceutical added to returns.

•	The Fund’s Key Themes bolstered performance overall, with Tech-Enabled Procedures and Precision Medicine contributing most positively. Genomics had a negative impact on the Fund’s results.

Goldman Sachs Future Planet Equity ETF

•	The Fund generated positive absolute returns but significantly underperformed its benchmark, the MSCI All Country World Index Growth Index, during the Reporting Period.

•	In terms of sectors, stock selection in industrials and information technology detracted most from the Fund’s relative returns. Stock selection and an overweight position versus the benchmark in utilities also hurt performance. On the positive side, stock selection in the materials sector added modestly to results.

•	From a country perspective, the Fund was hampered by its exposure to the U.S., while stock selection in Japan added slightly to relative performance.

•	Among individual stocks, the Fund was hurt by its avoidance of U.S.-based SolarEdge Technologies, a provider of solar power optimization and photovoltaic monitoring solutions. Overweight positions in Chinese battery manufacturer Contemporary Amperex Technology and U.S.-based electric power and energy infrastructure company NextEra Energy further detracted from relative returns. An out-of-benchmark position in Horiba, a Japanese manufacturer of precision instruments for measurement and analysis, contributed positively to relative performance as did overweighted positions in WestRock Company, a U.S. packaging solutions provider, and Waste Management, a U.S.-based waste management collections and environmental solutions provider.

5

MARKET REVIEW

•	The Fund’s Key Themes added to performance overall, led by Circular Economy, Water Sustainability and Sustainable Consumption. Clean Energy detracted from the Fund’s results.

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

•	The Fund recorded positive absolute returns but notably underperformed its benchmark, which is comprised 50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index, during the Reporting Period.

•	In terms of sectors, the Fund was hampered by stock selection in utilities and, to a lesser extent, energy. The Fund benefited from stock selection in the real estate sector.

•	Regarding regions, exposure to North America and Japan detracted most from the Fund’s relative returns. Exposure to Europe added modestly to relative performance.

•	Among individual stocks, the Fund was hurt by overweight positions versus the benchmark in U.S.-based electric power and energy infrastructure company NextEra Energy and Japan-based real estate investment trust Nippon Prologis REIT. The Fund’s out-of-benchmark exposure to U.S. utility and power generator AES also detracted from relative performance. On the positive side, the Fund was helped by out-of-benchmark positions in Spanish infrastructure construction company Ferrovial and Australian property developer Goodman Group as well as by an overweight position in U.S. freight transportation company Norfolk Southern.

•	From a Key Themes perspective, Environmental Responsibility detracted from the Fund’s relative performance. New Age Consumer, Future of Health Care, and Technological Innovation contributed positively.

Goldman Sachs Future Tech Leaders Equity ETF

•	The Fund delivered positive absolute returns and materially outperformed its benchmark, the MSCI All Country World Index (Net, USD, Unhedged), during the Reporting Period.

•	On a sector level, the Fund benefited from stock selection in information technology, especially in the semiconductors and semiconductor equipment industry. An underweight compared to the benchmark in communication services also bolstered relative results. Conversely, the Fund’s exposure to the consumer discretionary and real estate sectors detracted from performance.

•	From a country perspective, the Fund’s exposure to the U.S. contributed positively to relative performance, offset slightly by its exposure to China, which dampened results.

•	Among individual stocks, the Fund’s out-of-benchmark position in British semiconductor company ARM Holdings as well as its overweight positions in U.S. cybersecurity company Zscaler and Romanian software company UiPath added to relative performance. On the other hand, the Fund was hurt by overweight positions in Kingdee International Software Group, a Chinese software company, and in Sangfor Technologies, a U.S.-based provider of information technology infrastructure solutions. In addition, the Fund’s avoidance of China-based information security provider Venustech Group detracted from relative returns.

6

FUND BASICS

Goldman Sachs Future Consumer Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$30.76

Net Asset Value (NAV)[1]	$30.76

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI ACWI Growth Index[3]

Shares	13.73%	13.60%	14.32%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The MSCI ACWI Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across 23 Developed Markets (DM) countries and 27 Emerging Markets (EM) countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. The returns set forth in the tables above represent past performance. Past performance does not guarantee future results.

The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

Amazon.com, Inc.	8.4%	Broadline Retail	United States

Meta Platforms, Inc., Class A	7.5	Interactive Media & Services	United States

Alphabet, Inc., Class C	6.4	Interactive Media & Services Semiconductors &	United States

NVIDIA Corp.	5.3	Semiconductor Equipment Semiconductors &	United States

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8	Semiconductor Equipment	Taiwan

Mastercard, Inc., Class A	4.3	IT Services Textiles, Apparel & Luxury	United States

LVMH Moet Hennessy Louis Vuitton SE	3.1	Goods	France

Experian PLC	2.8	Professional Services	United States

Walt Disney Co. (The)	2.6	Entertainment Textiles, Apparel & Luxury	United States

NIKE, Inc., Class B	2.6	Goods	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.9% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

8

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Goldman Sachs Future Health Care Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$33.78

Net Asset Value (NAV)[1]	$33.72

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI ACWI Health Care Index[3]

Shares	4.58%	4.76%	7.40%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The MSCI ACWI Health Care Index includes large and mid cap securities across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries*. All securities in the index are classified in the Health Care as per the Global Industry Classification Standard (GICS®).

*

DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

Eli Lilly & Co.	10.2%	Health Care	United States

Boston Scientific Corp.	5.9	Health Care	United States

AstraZeneca PLC	5.2	Health Care	United Kingdom

Novo Nordisk A/S, Class B	5.0	Health Care	Denmark

Intuitive Surgical, Inc.	4.6	Health Care	United States

Danaher Corp.	3.7	Health Care	United States

Amgen, Inc.	3.5	Health Care	United States

Zimmer Biomet Holdings, Inc.	3.4	Health Care	United States

Cooper Cos., Inc. (The)	3.4	Health Care	United States

BioMarin Pharmaceutical, Inc.	3.2	Health Care	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Goldman Sachs Future Planet Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$29.69

Net Asset Value (NAV)[1]	$29.69

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI All Country World Index[3]

Shares	1.85%	2.00%	11.66%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The MSCI ACWI captures large- and mid-cap representation across 23 Developed Markets (DM) and 25 Emerging Markets (EM) countries. With 2,919 constituents, the index covers approximately 85% of the global investable equity opportunity set as of February 29, 2024. It is not possible to invest directly into an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

12

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

Novozymes A/S, Class B	4.9%	Materials	Denmark

Waste Management, Inc.	4.7	Industrials	United States

DSM-Firmenich AG	4.2	Materials	Switzerland

Schneider Electric SE	4.2	Industrials	United States

Westrock Co.	4.0	Materials	United States

NextEra Energy, Inc.	3.8	Utilities	United States

Iberdrola SA	3.8	Utilities	Spain

Enel SpA	3.6	Utilities	Italy

DS Smith PLC	3.5	Materials	United Kingdom

Ball Corp.	3.4	Materials	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.6% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

13

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$32.61

Net Asset Value (NAV)[1]	$32.72

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Future Real Estate and Infrastructure Composite Index[3]

Shares	2.51%	2.56%	4.06%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

Future Real Estate and Infrastructure Composite Index consist of the FTSE Global Core Infrastructure 50/50 Index and the FTSE EPRA Nareit Developed Index. The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights for these indexes are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalisation. The FTSE EPRA Nareit Developed Index is designed to track the performance of listed real estate companies and REITs worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

15

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

		Equity Real Estate Investment

Prologis, Inc. REIT	6.5%	Trusts (REITs)	United States

Transurban Group	4.2	Transportation Infrastructure	Australia

		Equity Real Estate Investment

Equinix, Inc. REIT	4.0	Trusts (REITs)	United States

NextEra Energy, Inc.	3.5	Electric Utilities	United States

National Grid PLC	3.4	Multi-Utilities	United Kingdom

		Equity Real Estate Investment

American Tower Corp. REIT	3.3	Trusts (REITs)	United States

		Equity Real Estate Investment

Welltower, Inc. REIT	2.8	Trusts (REITs)	United States

		Equity Real Estate Investment

Extra Space Storage, Inc. REIT	2.7	Trusts (REITs)	United States

		Equity Real Estate Investment

Digital Realty Trust, Inc. REIT	2.6	Trusts (REITs)	United States

		Equity Real Estate Investment

AvalonBay Communities, Inc. REIT	2.6	Trusts (REITs)	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained

16

FUND BASICS

in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

17

FUND BASICS

Goldman Sachs Future Tech Leaders Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$29.23

Net Asset Value (NAV)[1]	$29.18

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. (“NYSE Arca”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI All Country World Index[3]	MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index[4]

Shares	16.60%	16.94%	11.66%	14.67%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The MSCI ACWI captures large- and mid-cap representation across 23 Developed Markets (DM) and 25 Emerging Markets (EM) countries. With 2,919 constituents, the index covers approximately 85% of the global investable equity opportunity set as of February 29, 2024. It is not possible to invest directly into an index.

[4]

The MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index is comprised of those companies classified within the Information Technology sector and Communication Services sector within the MSCI ACWI Index and excludes companies with a market capitalization over $100 billion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

18

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[5]

Holding	% of Net Assets	Line of Business	Country

		Semiconductors &

KLA Corp.	3.2%	Semiconductor Equipment	United States

		Semiconductors &

Marvell Technology, Inc.	3.1	Semiconductor Equipment	United States

Datadog, Inc., Class A	2.9	Software	United States

Workday, Inc., Class A	2.8	Software	United States

Motorola Solutions, Inc.	2.8	Communications Equipment	United States

HubSpot, Inc.	2.7	Software	United States

		Semiconductors &

Tokyo Electron Ltd.	2.7	Semiconductor Equipment	Japan

Cadence Design Systems, Inc.	2.5	Software	United States

Zscaler, Inc.	2.3	Software	United States

Arista Networks, Inc.	2.3	Communications Equipment	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 29, 2024

[6]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

19

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

20

PORTFOLIO RESULTS

Index Definition

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

MSCI ACWI Growth Index captures large- and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets and 24 emerging markets countries.

MSCI ACWI Health Care Index includes large- and mid-cap securities across 23 developed markets and 24 emerging markets countries.

MSCI ACWI Index captures large-, mid- and small-cap representation across 23 developed markets and 24 emerging markets countries.

MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index is comprised of those companies classified within the Information Technology sector and Communication Services sector within the MSCI ACWI Index and excludes companies with a market capitalization over $100 billion.

Future Real Estate and Infrastructure Composite Index

50% FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors.

50% FTSE EPRA Nareit Developed Index is designed to represent general trends in eligible real estate equities worldwide.

21

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%

Communication Services – 30.0%
39,528	Alphabet, Inc., Class C*	$5,525,224
40,097	Bumble, Inc., Class A*	459,111
23,054	CTS Eventim AG & Co. KGaA
	(Germany)	1,813,712
12,506	Electronic Arts, Inc.	1,744,337
21,887	Live Nation Entertainment, Inc.*	2,122,601
13,249	Meta Platforms, Inc., Class A	6,493,732
53,885	NetEase, Inc. (China)	1,212,770
9,795	Sea Ltd. ADR (Singapore)*	475,253
47,971	Tencent Holdings Ltd. (China)	1,698,544
12,092	T-Mobile US, Inc.	1,974,624
20,318	Walt Disney Co. (The)	2,267,083

		25,786,991

Consumer Discretionary – 28.2%
41,007	Amazon.com, Inc.*	7,248,397
11,625	Basic-Fit NV (Netherlands)*(a)(b)	313,242
8,770	Cava Group, Inc.*	512,256
367	Chipotle Mexican Grill, Inc.*	986,778
21,733	Foot Locker, Inc.	748,267
2,913	LVMH Moet Hennessy Louis
	Vuitton SE (France)	2,656,762
97,829	Meituan, Class B (China)*(b)	997,184
1,302	MercadoLibre, Inc. (Brazil)*	2,077,081
27,811	Moncler SpA (Italy)	2,006,178
21,484	NIKE, Inc., Class B	2,232,832
323,043	Samsonite International SA*(b)	1,128,554
120,051	Shenzhou International Group
	Holdings Ltd. (China)	989,844
8,126	TJX Cos., Inc. (The)	805,612
2,898	Ulta Beauty, Inc.*	1,589,727

		24,292,714

Consumer Staples – 4.4%
423,526	Budweiser Brewing Co. APAC
	Ltd. (China)(a)(b)	685,968
148,335	Davide Campari-Milano NV
	(Italy)	1,504,401
2,547	elf Beauty, Inc.*	531,126
6,235	Oddity Tech Ltd., Class A
	(Israel)*	262,992
56,479	Proya Cosmetics Co. Ltd., Class A (China)	831,596

		3,816,083

Financials – 6.1%
405,625	Jio Financial Services Ltd.
	(India)*	1,516,515
7,774	Mastercard, Inc., Class A	3,690,784

		5,207,299

Health Care – 1.0%
6,010	Illumina, Inc. *	840,378

Industrials – 2.8%
55,329	Experian PLC	2,369,110

Information Technology – 16.1%
9,070	Advanced Micro Devices, Inc.*	1,746,247
9,611	Apple, Inc.	1,737,188
5,784	NVIDIA Corp.	4,575,838

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
21,590	Shopify, Inc., Class A (Canada)*	$1,648,829
190,323	Taiwan Semiconductor
	Manufacturing Co. Ltd. (Taiwan)	4,154,538

		13,862,640

Materials – 4.6%
31,084	Ball Corp.	1,989,998
18,662	DSM-Firmenich AG
	(Switzerland)	1,999,314

		3,989,312

Real Estate – 1.7%
7,551	American Tower Corp. REIT	1,501,592

Utilities – 3.0%
66,847	EDP Renovaveis SA (Spain)	911,104
30,569	NextEra Energy, Inc.	1,687,103

		2,598,207

TOTAL COMMON STOCKS (Cost $80,851,195)		84,264,326

Shares	Dividend Rate	Value

Investment Company – 2.1%(c)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,834,522	5.195%	1,834,522
(Cost $1,834,522)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $82,685,717)		86,098,848

Securities Lending Reinvestment Vehicle – 0.9%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
796,867	5.219%	796,867
(Cost $796,867)

TOTAL INVESTMENTS – 100.9% (Cost $83,482,584)		$86,895,715

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(779,856)

NET ASSETS – 100.0%		$86,115,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Canada – 0.6%
2,984	Xenon Pharmaceuticals, Inc. (Health Care)*	$140,845

Denmark – 5.7%
6,690	Genmab A/S ADR (Health Care)*	185,781
10,570	Novo Nordisk A/S, Class B (Health Care)	1,257,818

		1,443,599

France – 0.9%
786	Sartorius Stedim Biotech (Health Care)	216,300

Italy – 0.5%
4,186	Stevanato Group SpA (Health Care)	138,766

Japan – 6.0%
18,029	Chugai Pharmaceutical Co. Ltd. (Health Care)	722,750
4,091	Hoya Corp. (Health Care)	532,593
13,115	Kyowa Kirin Co. Ltd. (Health Care)	260,381

		1,515,724

Netherlands – 1.0%
658	Argenx SE ADR (Health Care)*	250,046

Switzerland – 1.6%
751	Lonza Group AG (Health Care)	394,029

United Kingdom – 5.2%
10,476	AstraZeneca PLC (Health Care)	1,322,910

United States – 77.9%
2,784	Agilent Technologies, Inc. (Health Care)	382,410
2,686	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	335,025
1,131	Align Technology, Inc. (Health Care)*	342,037
1,151	Alnylam Pharmaceuticals, Inc. (Health Care)*	173,905
3,232	Amgen, Inc. (Health Care)	885,019
4,223	Amylyx Pharmaceuticals, Inc. (Health Care)*	79,603
3,516	Biogen, Inc. (Health Care)*	762,937
9,349	BioMarin Pharmaceutical, Inc. (Health Care)*	806,632
22,692	Boston Scientific Corp. (Health Care)*	1,502,437
13,897	Bristol-Myers Squibb Co. (Health Care)	705,273
4,379	CG oncology, Inc. (Health Care)*	195,785
9,200	Cooper Cos., Inc. (The) (Health Care)	861,120
3,907	CSL Ltd. (Health Care)	728,207
3,654	Danaher Corp. (Health Care)	924,974

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
3,443	Dexcom, Inc. (Health Care)*	$396,186
4,155	Dyne Therapeutics, Inc. (Health Care)*	111,769
3,323	Edwards Lifesciences Corp. (Health Care)*	282,023
3,427	Eli Lilly & Co. (Health Care)	2,582,861
5,500	Exact Sciences Corp. (Health Care)*	316,415
427	Humana, Inc. (Health Care)	149,587
903	IDEXX Laboratories, Inc. (Health Care)*	519,433
994	Illumina, Inc. (Health Care)*	138,991
4,136	Insulet Corp. (Health Care)*	678,304
2,770	Intra-Cellular Therapies, Inc. (Health Care)*	192,570
2,986	Intuitive Surgical, Inc. (Health Care)*	1,151,402
828	iRhythm Technologies, Inc. (Health Care)*	98,242
451	Mettler-Toledo International, Inc. (Health Care)*	562,496
2,644	MoonLake Immunotherapeutics (Health Care)*	127,547
4,888	Neurocrine Biosciences, Inc. (Health Care)*	637,395
1,562	Novanta, Inc. (Information Technology)*	270,132
1,299	Shockwave Medical, Inc. (Health Care)*	338,870
3,495	Ultragenyx Pharmaceutical, Inc. (Health Care)*	180,761
1,618	Vaxcyte, Inc. (Health Care)*	119,441
1,613	Veeva Systems, Inc., Class A (Health Care)*	363,748
900	West Pharmaceutical Services, Inc. (Health Care)	322,524
6,945	Zimmer Biomet Holdings, Inc. (Health Care)	863,680
3,061	Zoetis, Inc. (Health Care)	607,088

		19,696,829

TOTAL COMMON STOCKS (Cost $24,891,629)		25,119,048

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
234,879	5.195%	$234,879
(Cost $234,879)

TOTAL INVESTMENTS – 100.3% (Cost $25,126,508)		$25,353,927

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(64,366)

NET ASSETS – 100.0%		$25,289,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value
Health Care	96.7%
Real Estate	1.3
Information Technology	1.1
Investment Company	0.9

TOTAL INVESTMENTS	100.0%

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%

Belgium – 0.9%
20,087	Umicore SA (Materials)	$419,310

China – 3.4%
49,057	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	1,113,259
661,039	Xinyi Solar Holdings Ltd. (Information Technology)	401,919

		1,515,178

Denmark – 6.9%
38,656	Novozymes A/S, Class B (Materials)	2,181,881
15,849	Orsted AS (Utilities)(a)	889,742

		3,071,623

France – 3.3%
22,024	Dassault Systemes (Information Technology)	1,029,240
14,489	Imerys SA (Materials)	458,462

		1,487,702

Germany – 3.4%
41,938	Infineon Technologies AG (Information Technology)	1,501,958

Ireland – 2.5%
3,606	Carbon Revolution PLC (Consumer Discretionary)*(b)(c)	35,952
11,748	Kingspan Group PLC (Industrials)	1,061,290

		1,097,242

Italy – 3.6%
254,099	Enel SpA (Utilities)	1,617,668

Japan – 8.1%
9,765	Horiba Ltd. (Information Technology)	952,882
2,271	Keyence Corp. (Information Technology)	1,062,743
27,794	Kurita Water Industries Ltd. (Industrials)	1,130,739
12,372	NIDEC Corp. (Industrials)	469,602

		3,615,966

Netherlands – 2.1%
20,599	Aalberts NV (Industrials)	925,085

Norway – 0.6%
363,534	Aker Carbon Capture ASA (Industrials)*	277,814

Spain – 3.7%
145,511	Iberdrola SA (Utilities)	1,672,276

Sweden – –%
18,262	Re:NewCell AB (Materials)*(b)(d)	—

Switzerland – 9.0%
25,668	ABB Ltd. (Industrials)	1,186,986

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
17,418	DSM-Firmenich AG (Materials)	$1,866,041
3,305	Sika AG (Materials)	958,977

		4,012,004

Taiwan – 1.9%
90,142	Delta Electronics, Inc. (Information Technology)	839,837

United Kingdom – 3.5%
384,514	DS Smith PLC (Materials)	1,566,667

United States – 45.1%
3,214	Albemarle Corp. (Materials)	443,050
8,661	Aptiv PLC (Consumer Discretionary)*	688,463
23,512	Ball Corp. (Materials)	1,505,238
53,072	Bloom Energy Corp., Class A (Industrials)*(b)	465,441
20,885	Darling Ingredients, Inc. (Consumer Staples)*	883,644
20,703	DocuSign, Inc. (Information Technology)*	1,102,849
2,224	Ecolab, Inc. (Materials)	500,044
25,503	Energy Recovery, Inc. (Industrials)*	398,612
13,958	Itron, Inc. (Information Technology)*	1,293,628
30,686	NextEra Energy, Inc. (Utilities)	1,693,560
134,927	Oatly Group AB ADR (Consumer Staples)*(b)	149,769
8,158	Schneider Electric SE (Industrials)	1,852,153
40,852	Shoals Technologies Group, Inc., Class A (Industrials)*	524,131
9,586	SolarEdge Technologies, Inc. (Information Technology)*	643,892
4,479	Trane Technologies PLC (Industrials)	1,262,944
5,648	Veralto Corp. (Industrials)	488,100
6,666	Waste Connections, Inc. (Industrials)	1,109,489
10,194	Waste Management, Inc. (Industrials)	2,096,396
38,798	Westrock Co. (Materials)	1,757,161
8,357	Wolfspeed, Inc. (Information Technology)*	217,449
7,854	Xylem, Inc. (Industrials)	997,851

		20,073,864

TOTAL COMMON STOCKS (Cost $59,473,716)		43,694,194

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.6%(e)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
691,620	5.195%	$691,620
(Cost $691,620)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $60,165,336)		44,385,814

Securities Lending Reinvestment Vehicle – 0.6%(e)

Goldman Sachs Financial Square Government Fund - Institutional Shares
245,945	5.219%	245,945
(Cost $245,945)

TOTAL INVESTMENTS – 100.2% (Cost $60,411,281)		$44,631,759

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(98,538)

NET ASSETS – 100.0%		$44,533,221

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $35,952, which represents approximately 0.1% of net assets as of February 29, 2024. See additional details below:

Security	Date(s) of Purchase	Cost

Carbon Revolution PLC	11/07/23	$105,718

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value
Industrials	34.4%
Materials	26.1
Information Technology	20.3
Utilities	13.2

Consumer Staples	2.3%
Consumer Discretionary	1.6
Investment Company	1.5
Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%

Communication Services – 2.0%
10,335	Cellnex Telecom SA (Spain)*(a)	$372,092

Energy – 2.0%
2,491	Cheniere Energy, Inc.	386,603

Health Care – 1.7%
35,596	Chartwell Retirement Residences (Canada)	319,126

Industrials – 12.0%
103,481	Enav SpA (Italy)(a)	363,046
9,745	Ferrovial SE	365,403
1,613	Norfolk Southern Corp.	408,702
89,785	Transurban Group (Australia)	791,596
2,534	Vinci SA (France)	324,673

		2,253,420

Materials – 1.4%
584	Linde PLC	262,111

Real Estate – 55.5%
3,729	Alexandria Real Estate Equities, Inc. REIT	465,118
8,881	American Homes 4 Rent, Class A REIT	328,686
3,140	American Tower Corp. REIT	624,420
13,158	Americold Realty Trust, Inc. REIT	332,897
2,759	AvalonBay Communities, Inc. REIT	488,426
24,189	Big Yellow Group PLC REIT (United Kingdom)	306,897
14,128	CTP NV (Netherlands)(a)	229,023
3,354	Digital Realty Trust, Inc. REIT	492,401
852	Equinix, Inc. REIT	757,275
6,900	Equity LifeStyle Properties, Inc. REIT	464,508
3,584	Extra Space Storage, Inc. REIT	505,236
12,122	Goodman Group REIT (Australia)	236,008
53	Hoshino Resorts REIT, Inc. REIT (Japan)	194,762
11,594	Invitation Homes, Inc. REIT	395,008
145	Nippon Prologis REIT, Inc. REIT (Japan)	242,781
9,199	Prologis, Inc. REIT	1,225,951
2,208	SBA Communications Corp. REIT	461,980
34,985	Segro PLC REIT (United Kingdom)	374,126
4,640	Terreno Realty Corp. REIT	298,352
30,056	UNITE Group PLC (The) REIT (United Kingdom)	364,986
8,272	Ventas, Inc. REIT	349,823
16,172	VICI Properties, Inc. REIT	484,028
10,388	Vonovia SE (Germany)	290,027
5,738	Welltower, Inc. REIT	528,814

		10,441,533

Utilities – 23.7%
16,726	AES Corp. (The)	254,235

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
3,381	Ameren Corp.	$240,693
2,872	American Water Works Co., Inc.	340,447
6,140	CMS Energy Corp.	352,252
17,158	Engie SA (France)	275,468
6,434	Eversource Energy	377,676
49,127	National Grid PLC (United Kingdom)	644,736
12,071	NextEra Energy, Inc.	666,199
9,384	Severn Trent PLC (United Kingdom)	296,757
8,786	Veolia Environnement SA (France)	272,398
4,554	WEC Energy Group, Inc.	357,443
7,179	Xcel Energy, Inc.	378,262

		4,456,566

TOTAL COMMON STOCKS (Cost $20,349,458)		18,491,451

Shares	Dividend Rate	Value

Investment Company – 1.7%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
318,130	5.195%	318,130
(Cost $318,130)

TOTAL INVESTMENTS – 100.0% (Cost $20,667,588)		$18,809,581

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		2,920

NET ASSETS – 100.0%		$18,812,501

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%

Communication Services – 9.7%
110,183	Baidu, Inc., Class A (China)*	$1,401,073
68,480	Cellnex Telecom SA (Spain)*(a)	2,465,495
20,355	Electronic Arts, Inc.	2,839,115
48,516	Match Group, Inc.*	1,748,516
14,617	NAVER Corp. (South Korea)	2,140,519
56,807	NetEase, Inc. (China)	1,278,535
194,910	Snap, Inc., Class A*	2,147,908
38,411	Trade Desk, Inc. (The), Class A*	3,281,452

		17,302,613

Consumer Discretionary – 6.3%
12,167	DoorDash, Inc., Class A*	1,515,643
2,431	MercadoLibre, Inc. (Brazil)*	3,878,174
59,491	Mobileye Global, Inc., Class A (Israel)*	1,515,236
47,820	Trip.com Group Ltd. (China)*	2,179,411
1,090,011	Zomato Ltd. (India)*	2,174,994

		11,263,458

Financials – 2.8%
49,083	Fidelity National Information Services, Inc.	3,396,053
9,511	Jack Henry & Associates, Inc.	1,652,726

		5,048,779

Health Care – 1.0%
14,113	Hoya Corp. (Japan)	1,837,321

Industrials – 1.9%
140,880	Daifuku Co. Ltd. (Japan)	3,337,746

Information Technology – 75.1%
12,130	Analog Devices, Inc.	2,326,777
55,637	AppLovin Corp., Class A*	3,322,642
14,792	Arista Networks, Inc.*	4,105,372
5,583	ASM International NV (Netherlands)	3,405,676
5,473	Atlassian Corp., Class A*	1,135,210
14,385	Cadence Design Systems, Inc.*	4,378,506
7,612	CDW Corp.	1,874,150
234,726	Chroma ATE, Inc. (Taiwan)	1,730,213
8,368	Crowdstrike Holdings, Inc., Class A*	2,712,487
39,643	Datadog, Inc., Class A*	5,211,469
290,474	Delta Electronics, Inc. (Taiwan)	2,706,294
74,146	Dynatrace, Inc.*	3,673,934
11,882	Enphase Energy, Inc.*	1,509,133
27,344	Entegris, Inc.	3,673,940
30,482	Hamamatsu Photonics KK (Japan)	1,094,069
7,852	HubSpot, Inc.*	4,858,896
63,355	Infineon Technologies AG (Germany)	2,268,981
127,504	Jentech Precision Industrial Co. Ltd. (Taiwan)	3,706,992
13,850	Keysight Technologies, Inc.*	2,137,055
1,672,468	Kingdee International Software Group Co. Ltd. (China)*	1,807,311
8,399	KLA Corp.	5,730,638
69,587	Klaviyo, Inc., Class A*	1,844,055

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
78,198	Marvell Technology, Inc.	$5,603,669
61,026	MediaTek, Inc. (Taiwan)	2,200,909
44,225	Micron Technology, Inc.	4,007,227
20,810	MKS Instruments, Inc.	2,554,636
10,305	Monday.com Ltd.*	2,298,118
4,187	MongoDB, Inc.*	1,874,017
15,100	Motorola Solutions, Inc.	4,988,889
115,131	Murata Manufacturing Co. Ltd. (Japan)	2,325,389
12,602	Palo Alto Networks, Inc.*	3,913,551
14,113	Persistent Systems Ltd. (India)	1,468,954
24,567	Procore Technologies, Inc.*	1,916,963
56,115	Samsara, Inc., Class A*	1,938,773
104,561	Sangfor Technologies, Inc., Class A (China)*	920,047
26,195	Shopify, Inc., Class A (Canada)*	2,000,512
149,402	Silergy Corp. (China)	1,970,946
15,435	Snowflake, Inc., Class A*	2,906,102
19,578	Tokyo Electron Ltd. (Japan)	4,822,883
41,805	Tokyo Seimitsu Co. Ltd. (Japan)	2,855,991
75,497	UiPath, Inc., Class A*	1,793,054
317,913	Unimicron Technology Corp. (Taiwan)	1,805,324
2,507,243	United Microelectronics Corp. (Taiwan)	3,874,747
572,596	Venustech Group, Inc., Class A (China)	1,751,503
17,132	Workday, Inc., Class A*	5,048,115
17,048	Zscaler, Inc.*	4,125,105

		134,179,224

Real Estate – 1.1%
9,816	SBA Communications Corp. REIT	2,053,802

TOTAL COMMON STOCKS (Cost $160,387,939)		175,022,943

Shares	Dividend Rate	Value

Investment Company – 2.2%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,922,479	5.195%	3,922,479
(Cost $3,922,479)

TOTAL INVESTMENTS – 100.1% (Cost $164,310,418)		$178,945,422

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(227,933)

NET ASSETS – 100.0%		$178,717,489

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:

REIT   —Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUTURE ETFS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Real Estate and Infrastructure Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $80,851,195, $24,891,629, $59,473,716 and $20,349,458, respectively)(a)	$84,264,326	$25,119,048	$43,694,194	$18,491,451
Investments in affiliated issuers, at value (cost $1,834,522, $234,879, $691,620 and $318,130, respectively)	1,834,522	234,879	691,620	318,130
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	796,867	—	245,945	—
Cash	—	—	11,712	3,162
Foreign Currency, at value (cost $30,778, $916, $– and $106, respectively)	30,743	920	—	109
Receivables:
Dividends	49,074	40,876	53,231	21,610
Foreign tax reclaims	20,302	6,953	129,890	9,263
Securities lending income	2,583	16	5,041	—
Investments sold	—	133,552	—	47,158

Total assets	86,998,417	25,536,244	44,831,633	18,890,883

Liabilities:
Payables:
Payable upon return of securities loaned	796,867	—	245,945	—
Management fees	49,451	15,110	25,703	11,132
Foreign capital gains taxes	36,240	—	—	—
Investments purchased	—	210,505	11,712	67,250
Due to custodian	—	21,068	—	—
Foreign bank overdraft (cost $–, $–, $15,223 and $–, respectively)	—	—	15,052	—

Total liabilities	882,558	246,683	298,412	78,382

Net Assets:

Paid-in capital	92,631,250	45,297,297	96,777,901	22,950,634
Total distributable earnings (loss)	(6,515,391)	(20,007,736)	(52,244,680)	(4,138,133)

NET ASSETS	$86,115,859	$25,289,561	$44,533,221	$18,812,501

SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	2,800,000	750,000	1,500,000	575,000
Net asset value per share:	$30.76	$33.72	$29.69	$32.72

(a)

Includes loaned securities having a market value of $754,325, $–, $217,495 and $– for Future Consumer Equity ETF, Future Health Care Equity ETF, Future Planet Equity ETF and Future Real Estate and Infrastructure Equity ETF, respectively.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

Future Tech Leaders Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $160,387,939)	$175,022,943
Investments in affiliated issuers, at value (cost $3,922,479)	3,922,479
Cash	17,693
Receivables:
Dividends	46,262
Foreign tax reclaims	13,456
Securities lending income	992

Total assets	179,023,825

Liabilities:
Payables:
Foreign capital gains taxes	185,064
Management fees	103,366
Investments purchased	17,693
Foreign bank overdraft (cost $214)	213

Total liabilities	306,336

Net Assets:

Paid-in capital	280,793,525
Total distributable earnings (loss)	(102,076,036)

NET ASSETS	$178,717,489

SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	6,125,000
Net asset value per share:	$29.18

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUTURE ETFS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Real Estate and Infrastructure Equity ETF

Investment Income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $14,823, $439, $27,890 and $15,891, respectively)	$332,141	$200,268	$608,867	$281,608
Dividends — affiliated issuers	23,932	6,808	18,244	5,042
Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	11,694	155	22,242	47

Total Investment Income	367,767	207,231	649,353	286,697

Expenses:
Management fees	403,459	200,753	278,755	72,879
Trustee fees	8,758	8,684	8,734	8,526

Total expenses	412,217	209,437	287,489	81,405

Less — expense reductions	(800)	(233)	(611)	(171)

Net expenses	411,417	209,204	286,878	81,234

NET INVESTMENT INCOME (LOSS)	(43,650)	(1,973)	362,475	205,463

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(7,476,088)	(4,855,920)	(7,570,962)	(677,426)
In-kind redemptions	6,194,407	(4,645,052)	(20,483,368)	330,888
Foreign currency transactions	(33,268)	(12,666)	(4,240)	(2,704)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(36,240), $–, $– and $–, respectively)	9,673,185	209,819	18,361,975	746,181
Foreign currency translations	10,971	(152)	391	(2)

Net realized and unrealized gain (loss)	8,369,207	(9,303,971)	(9,696,204)	396,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,325,557	$(9,305,944)	$(9,333,729)	$602,400

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

Future Tech Leaders Equity ETF

Investment Income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $25,732)	$430,132
Dividends — affiliated issuers	45,635
Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	9,485

Total Investment Income	485,252

Expenses:
Management fees	730,118
Trustee fees	8,942

Total expenses	739,060

Less — expense reductions	(1,526)

Net expenses	737,534

NET INVESTMENT LOSS	(252,282)

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	(27,430,244)
In-kind redemptions	8,700,663
Foreign currency transactions	12,259
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(185,064))	39,460,478
Foreign currency translations	1,980

Net realized and unrealized gain	20,745,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,492,854

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUTURE ETFS

Statements of Changes in Net Assets

	Future Consumer Equity ETF		Future Health Care Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income (loss)	$(43,650)	$367,972	$(1,973)	$(146,245)
Net realized loss	(1,314,949)	(3,972,894)	(9,513,638)	(6,358,196)
Net change in unrealized gain	9,684,156	12,112,843	209,667	14,699,877

Net increase (decrease) in net assets resulting from operations	8,325,557	8,507,921	(9,305,944)	8,195,436

Distributions to shareholders:
From distributable earnings	(364,636)	–	(134,205)	(102)

From share transactions:
Proceeds from sales of shares	16,801,937	61,459,027	–	12,109,470
Cost of shares redeemed	(94,855,529)	(2,758,951)	(77,110,935)	(10,245,168)

Net increase (decrease) in net assets resulting from share transactions	(78,053,592)	58,700,076	(77,110,935)	1,864,302

TOTAL INCREASE (DECREASE)	(70,092,671)	67,207,997	(86,551,084)	10,059,636

Net assets:

Beginning of period	$156,208,530	$89,000,533	$111,840,645	$101,781,009

End of period	$86,115,859	$156,208,530	$25,289,561	$111,840,645

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Statements of Changes in Net Assets (continued)

	Future Planet Equity ETF		Future Real Estate and Infrastructure Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$362,475	$1,581,163	$205,463	$418,553
Net realized loss	(28,058,570)	(5,941,855)	(349,242)	(1,359,406)
Net change in unrealized gain	18,362,366	5,739,047	746,179	39,559

Net increase (decrease) in net assets resulting from operations	(9,333,729)	1,378,355	602,400	(901,294)

Distributions to shareholders:

From distributable earnings	(1,539,345)	617,909	(301,595)	(445,287)

From share transactions:
Proceeds from sales of shares	–	7,651,164	–	1,628,238
Cost of shares redeemed	(87,063,598)	(39,765,858)	(4,918,349)	(826,941)

Net increase (decrease) in net assets resulting from share transactions	(87,063,598)	(32,114,694)	(4,918,349)	801,297

TOTAL DECREASE	(97,936,672)	(31,354,248)	(4,617,544)	(545,284)

Net assets:

Beginning of period	$142,469,893	$173,824,141	$23,430,045	$23,975,329

End of period	$44,533,221	$142,469,893	$18,812,501	$23,430,045

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUTURE ETFS

Statements of Changes in Net Assets (continued)

	Future Tech Leaders Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income (loss)	$(252,282)	$465,750
Net realized loss	(18,717,322)	(62,314,321)
Net change in unrealized gain	39,462,458	74,033,974

Net increase in net assets resulting from operations	20,492,854	12,185,403

Distributions to shareholders:

From distributable earnings	(431,486)	(48,204)

From share transactions:
Proceeds from sales of shares	12,930,354	16,960,331
Cost of shares redeemed	(110,169,607)	(15,609,588)

Net increase (decrease) in net assets resulting from share transactions	(97,239,253)	1,350,743

TOTAL INCREASE (DECREASE)	(77,177,885)	13,487,942

Net assets:

Beginning of period	$255,895,374	$242,407,432

End of period	$178,717,489	$255,895,374

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Future Consumer Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period November 9, 2021* to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$27.17		$25.43	$40.03

Net investment income (loss)(a)	(0.01)		0.08	0.10

Net realized and unrealized gain (loss)	3.73		1.66	(14.62)

Total from investment operations	3.72		1.74	(14.52)

Distributions to shareholders from net investment income	(0.13)		–	(0.06)

Distributions to shareholders from return of capital	–		–	(0.02)

Total distributions	(0.13)		–	(0.08)

Net asset value, end of period	$30.76		$27.17	$25.43

Market price, end of period	$30.76		$27.20	$25.30

Total Return at Net Asset Value(b)	13.73%		6.84%	(36.28)%

Net assets, end of period (in 000’s)	$86,116		$156,209	$89,001

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75	%(c)

Ratio of net investment income to average net assets	(0.08	)%(c)	0.32%	0.46	%(c)

Portfolio turnover rate(d)	14%		16%	24%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Health Care Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period November 9, 2021* to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$32.42		$29.94	$39.68

Net investment loss(a)	–	(b)	(0.04)	(0.08)

Net realized and unrealized gain (loss)	1.48		2.52	(9.66)

Total from investment operations	1.48		2.48	(9.74)

Distributions to shareholders from net investment income	(0.18)		– (b)	–

Net asset value, end of period	$33.72		$32.42	$29.94

Market price, end of period	$33.78		$32.42	$30.00

Total Return at Net Asset Value(c)	4.58%		8.28%	(24.55)%

Net assets, end of period (in 000’s)	$25,290		$111,841	$101,781

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75	%(d)

Ratio of net investment income to average net assets	(0.01	)%(d)	(0.14)%	(0.33	)%(d)

Portfolio turnover rate(e)	21%		28%	24%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Planet Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period July 13, 2021* to August 31, 2021
			2023	2022

Per Share Operating Performance:

Net asset value, beginning of period	$30.15		$30.23	$42.18	$39.89

Net investment income(a)	0.13		0.30	0.27	0.02

Net realized and unrealized gain (loss)	0.44		(0.27)	(12.05)	2.27

Total from investment operations	0.57		0.03	(11.78)	2.29

Distributions to shareholders from net investment income	(1.03)		(0.11)	(0.17)	–

Net asset value, end of period	$29.69		$30.15	$30.23	$42.18

Market price, end of period	$29.69		$30.11	$30.15	$42.25

Total Return at Net Asset Value(b)	1.85%		0.13%	(27.97)%	5.74%

Net assets, end of period (in 000’s)	$44,533		$142,470	$173,824	$60,104

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75	%(c)

Ratio of net investment income to average net assets	0.95	%(c)	0.97%	0.81%	0.42	%(c)

Portfolio turnover rate(d)	18%		20%	15%	2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Real Estate and Infrastructure Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period November 9, 2021* to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$32.32		$34.25	$40.05

Net investment income(a)	0.30		0.59	0.56

Net realized and unrealized gain (loss)	0.53		(1.90)	(5.95)

Total from investment operations	0.83		(1.31)	(5.39)

Distributions to shareholders from net investment income	(0.43)		(0.62)	(0.41)

Net asset value, end of period	$32.72		$32.32	$34.25

Market price, end of period	$32.61		$32.19	$34.25

Total Return at Net Asset Value(b)	2.51%		(3.77)%	(13.52)%

Net assets, end of period (in 000’s)	$18,813		$23,430	$23,975

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75	%(c)

Ratio of net investment income to average net assets	1.89	%(c)	1.79%	1.85	%(c)

Portfolio turnover rate(d)	10%		30%	40%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Tech Leaders Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period September 14, 2021* to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$25.09		$24.12	$40.22

Net investment income (loss)(a)	(0.03)		0.05	0.01

Net realized and unrealized gain (loss)	4.19		(0.92)	(16.11)

Total from investment operations	4.16		0.97	(16.10)

Distributions to shareholders from net investment income	(0.07)		– (b)	–	(b)

Net asset value, end of period	$29.18		$25.09	$24.12

Market price, end of period	$29.23		$25.06	$24.08

Total Return at Net Asset Value(c)	16.60%		4.05%	(40.03)%

Net assets, end of period (in 000’s)	$178,717		$255,895	$242,407

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75	%(d)

Ratio of net investment income to average net assets	(0.27	)%(d)	0.19%	0.03	%(d)

Portfolio turnover rate(e)	23%		44%	55%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-diversified

Future Consumer Equity ETF	Non-Diversified

Future Health Care Equity ETF	Non-Diversified

Future Planet Equity ETF	Non-Diversified

Future Real Estate and Infrastructure Equity ETF	Non-Diversified

Future Tech Leaders Equity ETF	Non-Diversified

The investment objective of each Fund (except the Goldman Sachs Future Planet Equity ETF) is to seek long-term growth of capital. The investment objective of the Goldman Sachs Future Planet Equity ETF is to seek long-term capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

42

GOLDMAN SACHS FUTURE ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Planet Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF, income distributions, if any, are declared and paid annually. For Goldman Sachs Future Real Estate and Infrastructure Equity ETF income distributions, if any, are declared and paid semi-annually. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

43

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2024:

Future Consumer Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$12,825,204	$—	$—

Europe	11,204,713	—	—

North America	58,157,328	—	—

South America	2,077,081	—	—

Investment Company	1,834,522	—	—

Securities Lending Reinvestment Vehicle	796,867	—	—

Total	$86,895,715	$—	$—

44

GOLDMAN SACHS FUTURE ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Future Health Care Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,515,724	$—	$—

Europe	3,765,650	—	—

North America	19,837,674	—	—

Investment Company	234,879	—	—

Total	$25,353,927	$—	$—

Future Planet Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,970,981	$—	$—

Europe	17,649,349	—	—

North America	20,073,864	—	—

Investment Company	691,620	—	—

Securities Lending Reinvestment Vehicle	245,945	—	—

Total	$44,631,759	$—	$—

Future Real Estate and Infrastructure Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$437,543	$—	$—

Europe	4,114,229	—	—

North America	12,912,075	—	—

Oceania	1,027,604	—	—

Investment Company	318,130	—	—

Total	$18,809,581	$—	$—

Future Tech Leaders Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$50,906,407	$—	$—

Europe	8,140,152	—	—

North America	112,098,210	—	—

South America	3,878,174	—	—

Investment Company	3,922,479	—	—

Total	$178,945,422	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

45

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2024, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Unitary Management Fee

Future Consumer Equity ETF	0.75%

Future Health Care Equity ETF	0.75%

Future Planet Equity ETF	0.75%

Future Real Estate and Infrastructure Equity ETF	0.75%

Future Tech Leaders Equity ETF	0.75%

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 29, 2024, GSAM waived $800, $233, $611, $171 and $1,526 of the Funds’ management fees for the Future Consumer Equity ETF, Future Health Care ETF, Future Planet Equity ETF, Future Real Estate and Infrastructure Equity ETF and the Future Tech Leaders Equity ETF, respectively.

B. Other Transactions with Affiliates — For the six months ended February 29, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Future Consumer Equity ETF, Future Health Care ETF, Future Planet Equity ETF, Future Real Estate and Infrastructure Equity ETF and the Future Tech Leaders Equity ETF, respectively.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the six months ended February 29, 2024:

Future Consumer Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$8,443,295	$6,608,773	$1,834,522	1,834,522	$23,932

46

GOLDMAN SACHS FUTURE ETFS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Future Health Care Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$2,416,236	$2,181,357	$234,879	234,879	$6,808

Future Planet Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	8,009,473	7,317,853	691,620	691,620	18,244

Future Real Estate and Infrastructure Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	1,072,235	754,105	318,130	318,130	5,042

Future Tech Leaders Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	20,616,182	16,693,703	3,922,479	3,922,479	9,485

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

47

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Future Consumer Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	650,000	$16,801,937	2,350,000	$61,441,718

Shares redeemed	(3,600,000)	(94,855,529)	(100,000)	(2,754,101)

NET INCREASE (DECREASE) IN SHARES	(2,950,000)	$(78,053,592)	2,250,000	$58,687,617

	Future Health Care Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	375,000	$12,109,471

Shares redeemed	(2,700,000)	(77,110,935)	(325,000)	(10,245,168)

NET INCREASE (DECREASE) IN SHARES	(2,700,000)	$(77,110,935)	50,000	$1,864,303

	Future Planet Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	250,000	$7,613,215

Shares redeemed	(3,225,000)	(87,063,598)	(1,275,000)	(39,760,858)

NET DECREASE IN SHARES	(3,225,000)	$(87,063,598)	(1,025,000)	$(32,147,643)

	Future Real Estate and Infrastructure Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	50,000	$1,628,238

Shares redeemed	(150,000)	(4,918,349)	(25,000)	(826,941)

NET INCREASE (DECREASE) IN SHARES	(150,000)	$(4,918,349)	25,000	$801,297

48

GOLDMAN SACHS FUTURE ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Future Tech Leaders Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	525,000	$12,930,354	800,000	$16,946,509

Shares redeemed	(4,600,000)	(110,169,607)	(650,000)	(15,575,293)

NET INCREASE (DECREASE) IN SHARES	(4,075,000)	$(97,239,253)	150,000	$1,371,216

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Future Consumer Equity ETF	$15,975,837	$33,078,460

Future Health Care Equity ETF	12,845,247	11,990,229

Future Planet Equity ETF	13,973,844	17,666,373

Future Real Estate and Infrastructure Equity ETF	2,156,227	2,335,993

Future Tech Leaders Equity ETF	46,346,969	69,614,036

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Future Consumer Equity ETF	$13,487,667	$75,809,802

Future Health Care Equity ETF	—	76,392,775

Future Planet Equity ETF	—	80,569,778

Future Real Estate and Infrastructure Equity ETF	—	4,836,779

Future Tech Leaders Equity ETF	10,100,820	85,078,224

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

7. SECURITIES LENDING (continued)

may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Future Health Care ETF, Future Real Estate and Infrastructure Equity ETF and Future Tech Leaders Equity ETF did not have securities on loan as of February 29, 2024.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2024:

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

Future Consumer Equity ETF	$ 747,637	$8,106,206	$(8,056,976)	$796,867

Future Health Care Equity ETF	—	2,810,885	(2,810,885)	—

Future Planet Equity ETF	1,110,381	9,655,636	(10,520,072)	245,945

Future Real Estate and Infrastructure Equity ETF	—	1,173,851	(1,173,851)	—

Future Tech Leaders Equity ETF	—	10,324,350	(10,324,350)	—

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8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Real Estate and Infrastructure Equity ETF	Future Tech Leaders Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,207,635)	$(3,732,076)	$(1,689,183)	$(619,615)	$(35,991,302)

Perpetual Long-Term	—	—	(434,932)	—	(6,921,885)

Total capital loss carryforwards	(4,207,635)	(3,732,076)	(2,124,115)	(619,615)	(42,913,187)

Timing differences — Late Year Ordinary Loss Deferral/Post October Capital Loss Deferral	(2,589,572)	(5,683,882)	(4,661,043)	(962,910)	(41,838,379)

As of February 29, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Real Estate and Infrastructure Equity ETF	Future Tech Leaders Equity ETF

Tax Cost	$85,215,205	$26,429,233	$62,167,593	$20,960,515	$177,115,028

Gross unrealized gain	11,867,514	1,852,469	964,445	663,165	18,601,072

Gross unrealized loss	(10,187,004)	(2,927,775)	(18,500,279)	(2,814,099)	(16,770,678)

Net unrealized gain (loss)	$1,680,510	$(1,075,306)	$(17,535,834)	$(2,150,934)	$1,830,394

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

9. OTHER RISKS (continued)

involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV,

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9. OTHER RISKS (continued)

the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.

Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key Themes or associated with these themes.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Gregory G. Weaver	312,642,103	27,755,773

Dwight L. Bush	339,557,290	840,586

Kathryn A. Cassidy	339,692,259	705,617

John G. Chou	339,628,535	769,341

Joaquin Delgado	339,626,867	771,009

Eileen H. Dowling	339,570,827	827,049

Paul C. Wirth	339,591,397	806,479

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GOLDMAN SACHS FUTURE ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Planet Equity ETF, Goldman Sachs Future Real Estate and Infrastructure Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), (ii) a benchmark performance index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(l)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are actively-managed ETFs that seek long-term growth of capital, except for the Goldman Sachs Future Planet Equity ETF, which seeks long-term capital appreciation. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of March 31, 2023, and updated information prepared by the Investment Adviser regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. The Trustees observed that the Goldman Sachs Future Consumer Equity ETF had placed in the fourth quartile of the Fund’s peer group and underperformed the Fund’s benchmark index for the one-year period ended June 30, 2023. They noted that the Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Planet Equity ETF, Goldman Sachs Future Real Estate and Infrastructure Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF had each placed in the top half of its respective peer group and underperformed its respective benchmark for the one-year period ended March 31, 2023. The Trustees observed that each Fund’s investment performance was consistent with its respective investment objective.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for the Funds was provided for 2022 and 2021. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its realized profits, and information comparing the contractual management fee rate charged by other advisers to other funds in the peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which certain Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (f) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (g) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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GOLDMAN SACHS FUTURE ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2024.

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GOLDMAN SACHS FUTURE ETFS

Liquidity Risk Management Program February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUTURE ETFS

Fund Expenses — Six Months Ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2023 and held for the six months ended February 29, 2024, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Future Consumer Equity ETF				Future Health Care Equity ETF				Future Planet Equity ETF				Future Real Estate and Infrastructure Equity ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,137.27		$3.99	$1,000.00	$1,045.83		$3.81	$1,000.00	$1,018.54		$3.76	$1,000.00	$1,025.12		$3.78
Hypothetical 5% return	1,000.00	1,021.13	+	3.77	1,000.00	1,021.13	+	3.77	1,000.00	1,021.13	+	3.77	1,000.00	1,021.13	+	3.77

	Future Tech Leaders Equity ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,166.00		$4.04
Hypothetical 5% return	1,000.00	1,021.13	+	3.77

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund
Future Consumer Equity ETF	0.75%
Future Health Care Equity ETF	0.75
Future Planet Equity ETF	0.75
Future Real Estate and Infrastructure Equity ETF	0.75
Future Tech Leaders Equity ETF	0.75

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FUNDS PROFILE

Goldman Sachs ETFs

THE GOLDMAN

SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

∎	Disciplined Processes

Innovative, Value-Added Investment Products

∎	Thoughtful Solutions

∎	Risk Management

Outstanding Client Service

∎	Dedicated Service Teams

∎	Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE - TRADED FUNDS

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

Goldman Sachs Access Investment Grade Corporate Bonds ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access U.S. Aggregate Bond ETF

Goldman Sachs Access Ultra Short Bond ETF

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs Community Municipal Bond ETF

Goldman Sachs Defensive Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

Goldman Sachs MarketBeta® International Equity ETF

Goldman Sachs MarketBeta® Total International Equity ETF

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

Goldman Sachs Nasdaq-100 Core Premium Income ETF

Goldman Sachs North American Pipelines & Power Equity ETF

Goldman Sachs Small Cap Core Equity ETF

Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

64

FUNDS PROFILE

65

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Paul C. Wirth John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary THE BANK OF NEW YORK MELLON GOLDMAN SACHS ASSET MANAGEMENT, L.P. Transfer Agent Investment Adviser ALPS DISTRIBUTORS, INC. Distributor Visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission ("SEC'') web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC's web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value ("NAV") only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or Summary Prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The Summary Prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550. (C) 2024 Goldman Sachs. All rights reserved. 366450-OTU-04/2024 GST 2504 FTRETFSAR-24

Goldman Sachs Funds Goldman Sachs MarketBeta® ETFs MarketBeta® Emerging Markets Equity ETF (GSEE) MarketBeta® International Equity ETF (GSID) MarketBeta® Russell 1000 Growth Equity ETF (GGUS) MarketBeta® Russell 1000 Value Equity ETF (GVUS) MarketBeta® U.S. Equity ETF (GSUS) Goldman Sachs MarketBeta® ETFs MARKETBETA® EMERGING MARKETS EQUITY ETF MARKETBETA® INTERNATIONAL EQUITY ETF MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF MARKETBETA® U.S. EQUITY ETF

Goldman Sachs MarketBeta® ETFs

∎	MARKETBETA® EMERGING MARKETS EQUITY ETF
∎	MARKETBETA® INTERNATIONAL EQUITY ETF
∎	MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF
∎	MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF
∎	MARKETBETA® U.S. EQUITY ETF

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET AND ECONOMIC REVIEW

Goldman Sachs MarketBeta ETFs

February 29, 2024

The following are highlights both of key factors affecting the U.S., international and emerging markets equity markets and of any key changes made to the Goldman Sachs MarketBeta Equity ETFs (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to the Funds’ shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

U.S. Equities

•	Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500 Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25%-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500 Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

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MARKET AND ECONOMIC REVIEW

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500 Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500 Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500 Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven.” The Magnificent Seven stocks are a group of high-performing and influential companies in the U.S. stock market: Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla.

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500 Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned 9.23% for the Reporting Period, lagging the U.S. equity market.

•	As the Reporting Period began in September 2023, international equity markets, like their U.S. counterpart, declined, marked by persistent inflation, contractionary economic concerns, particularly in Europe, and further interest rate hikes. Recession fears were renewed by a steep rise in oil prices. Further, a selloff in global bond markets put increased pressure on risk assets.

•	In Europe, concerns persisted around the contractionary effect of elevated interest rates on the economy as the European Central Bank (“ECB”) raised interest rates for the second time in the third calendar quarter. However, inflation in Europe fell to a two-year low, and the ECB suggested its September hike may be the last.

Source: MSCI

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MARKET AND ECONOMIC REVIEW

•	The U.K. equity market fared better than continental Europe, largely supported by its energy sector, which benefited from increased oil prices. The market also benefited from sterling, its currency, depreciation relative to the U.S. dollar. Additionally, U.K. markets showed signs of improving consumer confidence. The Bank of England (“BoE”) ended its run of 14 consecutive interest rate hikes in September.

•	The Japanese equity market fell in September, as concerns arose surrounding political tensions with China, which could impact tourism.

•	International equities rallied strongly in the fourth quarter of 2023, fueled by expectations of interest rate cuts in 2024 amid falling inflation numbers and a fizzling out of the “higher for longer” narrative.

•	In Europe, equities were weak in October but then recovered to close out the year. Headline inflation in December ticked up from November; however, core inflation fell.

•	U.K. equities posted positive returns overall but lagged other geographies due to sterling appreciation and a large exposure to the underperforming energy sector. Although U.K. economic growth entered negative territory during the quarter, markets were buoyed by expectations of an ending rate hike cycle. As a result, domestic small-cap and mid-ap stocks performed especially well.

•	The Japanese equity market similarly posted positive, albeit modest, returns for the quarter. Yen appreciation was a headwind for Japanese equities. However, expectations of rate cuts and dovish U.S. Fed moves were positive news for Japanese equities. The December 2023 Bank of Japan Tankan survey signaled toward improving business sentiment. However, the Bank of Japan’s December meeting, though not featuring any policy or rate changes, slightly dampened consensus expectations of an imminent end to its negative policy rates.

•	The MSCI EAFE Index posted positive, though quite modest, returns in January 2024. While developed markets advanced on positive macroeconomic indicators, central banks tempered investor expectations of interest rate cuts in the first quarter of 2024.

•	European equities gained. The ECB kept its rates steady at its January meeting, recognizing a medium-term trend in declining inflation despite the uptick in the prior month. The ECB seemed to have little aversion towards maintaining elevated rates for as long as necessary, reiterating its commitment to a data-driven approach over the next few months.

•	U.K. equities posted a negative return overall in January. Signs of economic growth as well as a higher than anticipated December 2023 inflation reading pushed out expectations of rate cuts from the BoE.

•	Despite beginning the calendar year with an earthquake and an accident at Tokyo Haneda airport, Japan was the best performing major region in January amidst foreign inflows, as investors rotated out of an underperforming Chinese equity market. Japanese equity markets were propelled by investor optimism around structural developments, such as corporate governance reforms requesting management plans around cost of capital and stock prices, as well as by the launch of the Nippon Individual Savings Account, which was widely expected to increase retail investor participation. The market was also boosted by yen depreciation, as the Bank of Japan elected not to change its negative rate policy at its January meeting.

•	The MSCI EAFE Index performed better in February 2024, as corporate earnings reports and positive economic data supported a solid monthly return.

•	European equities gained. Despite inflation in the region declining, the ECB reiterated its cautionary guidance regarding rate cuts. After reaching its highest level since July 2023 in January 2024, Europe’s Purchasing Managers’ Index (“PMI”) rose further in February, underscoring signs of improving economic activity in the region.

•	The U.K. equity market underperformed other international equity markets in February but still eked out a modestly positive return. Similar to the ECB, the BoE tempered interest rate cut expectations despite inflation coming in slightly below expectations. The U.K. equity market was further challenged by underwhelming corporate earnings and poor economic data that signaled the U.K. had entered a technical recession in the fourth quarter of 2023.

Source: MSCI

3

MARKET AND ECONOMIC REVIEW

•	The Japanese equity market reached an all-time high in February, surpassing its previous high set 34 years earlier. Despite disappointing fourth quarter 2023 economic growth data, markets were enthused by the return of inflation in Japan, corporate governance reforms and stronger than consensus expected corporate earnings results, led mainly by large-cap stocks.

•	For the Reporting Period overall, eight of the eleven sectors in the MSCI EAFE Index posted positive total returns. The best performing sectors within the MSCI EAFE Index during the Reporting Period were information technology, industrials and financials, each posting a double-digit positive total return. The weakest performing sectors were consumer staples, utilities and energy.

•	The best performing countries within the MSCI EAFE Index were the Netherlands, Sweden and Israel. The weakest performing countries during the Reporting Period were Portugal, Hong Kong and Finland.

Emerging Markets Equities

•	Representing the emerging markets equity markets, the MSCI Emerging Markets Index (net) returned 4.93% during the Reporting Period, underperforming both the U.S. equity market and the developed international equity markets overall.

•	As the Reporting Period began in September 2023, emerging markets equities as a whole posted negative returns, as heightened expectations amid strong U.S. economic data that U.S. interest rates would remain higher for longer put pressure on emerging markets equities.

•	China remained top of mind for many investors with property market and local government debt issues reducing confidence in its equity market, which posted negative returns.

•	Elsewhere in Asia, India’s equity market rose, as the country’s long-term structural drivers remained strong and its near-term cyclical backdrop improved, with economic momentum advancing, corporate earnings growth broadening and corporate capital expenditures picking up.

•	In Latin America, the Brazilian equity market rose modestly, reporting economic growth that beat consensus expectations though high inflation kept investors alert to potential changes in economic policy.

•	In the EMEA (Europe, Middle East and Africa) region, Turkey’s equity market was the top performer, as domestic retail investor flows followed a signaled return to economic orthodoxy from the Turkish government. However, the equity markets of Poland, Greece and Saudi Arabia fell.

•	Emerging markets equities rallied in the fourth quarter of 2023 overall.

•	In October 2023, emerging markets equities as a whole fell as did most equity markets globally, as expectations for higher for longer interest rates, particularly in the U.S., and the outbreak of war in the Middle East reduced risk appetite, especially within emerging markets regions.

•	November 2023 was a strong month for emerging markets equities, as the view that developed markets interest rates had reached their peak supported equity market performance. All individual country constituents within the MSCI Emerging Markets Index posted positive returns, although China continued to struggle as consumer confidence remained weak amid ongoing property market troubles.

•	The MSCI Emerging Markets Index rose solidly in December 2023, as emerging markets proved beneficiaries of the widening view that U.S. interest rates were likely to fall more quickly than previously anticipated. A series of lower than consensus expected inflation reports in Europe and the U.S. were key drivers of such rate expectations. Adding to positive sentiment for emerging markets equities were high consensus earnings growth forecasts for emerging markets for 2024 and 2025.

•	The MSCI Emerging Markets Index fell in January 2024, suffering as strong U.S. economic data and hawkish messaging from the U.S. Fed altered interest rate cut expectations. Despite China’s positive reported economic growth, its equity market was weakest, as the country continued to deal with issues of weak consumer confidence and property market concerns, with Evergrande, one of its largest real estate companies, going into liquidation during the month. Additionally, disappointment in the level of government

Source: MSCI

4

MARKET AND ECONOMIC REVIEW

•	support affected sentiment. Countries with strong trade links to China, including South Korea and Thailand, also suffered, as consensus expected export demand fell. On the other hand, India maintained its strong momentum from 2023, buoyed by corporate fundamentals and its government announcing a budget that reiterated a commitment to fiscal consolidation and introducing measures to encourage private capital expenditure. In Latin America, the rate differential between the U.S. and regional central banks was a drag, driving the equity markets of Chile, Peru and Brazil to negative monthly returns.

•	The MSCI Emerging Markets Index rose in February 2024, supported largely by a rebound in China’s equity market, which had recently hit five-year lows. China’s equity market was boosted by government intervention, including stock purchases by state-owned investment firms, and by data indicating better tourist activity during the lunar new year.

•	During the Reporting Period overall, the best performing sectors within the MSCI Emerging Markets Index were utilities, energy and information technology. The weakest performing sectors were communication services, real estate and materials.

•	The best performing countries within the MSCI Emerging Markets Index during the Reporting Period were Egypt, Poland, Colombia, Peru and India. The weakest performing countries were Hong Kong, Thailand, China, Czech Republic and Chile.

Fund Changes and Highlights

 No material changes were made to the Funds during the Reporting Period.

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF

•	The Fund, which seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Growth 40 Act Daily Capped Index (the “Index”), launched on November 28, 2023.

•	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in equity securities included in its underlying index, in depositary receipts representing equity securities included in its underlying index, and in underlying stocks in lieu of depositary receipts included in its underlying index.

•	The Index is designed to measure the performance of the large- and mid-capitalization growth segment of U.S. equity issuers, with a capping methodology.

•	The Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with higher price-to-book ratios, higher forecasted medium-term growth and higher sales-per-share historical growth relative to all issuers whose securities are included in the Russell 1000 Index.

•	It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization (subject to the capping).

•	As of December 1, 2023, the Index consisted of 442 securities with a market capitalization range of approximately $984.39 million and $3 trillion, and an average market capitalization of approximately $73.06 billion. The components of the Index may change over time.

•	The Index applies a capping methodology aimed to ensure that the Fund remains classified as “diversified” under the Investment Company Act of 1940, as amended.

•	The Index normally rebalances quarterly, at which time (i) all companies that have a weight greater than 4.5% in aggregate are no more than 22.5% of the Index and (ii) no individual company in the Index has a weight greater than 22.5% of the Index.

•	The Index is monitored daily to ensure that companies that have a weight greater than 4.8% in aggregate are no more than 24% of the Index.

•	Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

•	The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time.

Source: MSCI

5

MARKET AND ECONOMIC REVIEW

•	However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index.

•	There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

•	The Index is owned and calculated by FTSE Russell (“Russell” or the “Index Provider”).

•	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF

•	The Fund, which seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Value 40 Act Daily Capped Index (the “Index”), launched on November 28, 2023.

•	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in equity securities included in its underlying index, in depositary receipts representing equity securities included in its underlying index, and in underlying stocks in lieu of depositary receipts included in its underlying index.

•	The Index is designed to measure the performance of the large- and mid-capitalization value segment of U.S. equity issuers, with a capping methodology.

•	The Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with lower price-to-book ratios, lower sales-per-share historical growth and lower forecasted growth relative to all issuers whose securities are included in the Russell 1000 Index.

•	It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization (subject to the capping).

•	As of December 1, 2023, the Index consisted of 847 securities with a market capitalization range of approximately $289.2 million and $781.49 billion, and an average market capitalization of approximately $31.06 billion. The components of the Index may change over time.

•	The Index applies a capping methodology aimed to ensure that the Fund remains classified as “diversified” under the Investment Company Act of 1940, as amended.

•	The Index normally rebalances quarterly, at which time (i) all companies that have a weight greater than 4.5% in aggregate are no more than 22.5% of the Index and (ii) no individual company in the Index has a weight greater than 22.5% of the Index.

•	The Index is monitored daily to ensure that companies that have a weight greater than 4.8% in aggregate are no more than 24% of the Index.

•	Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

•	The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time.

•	However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index.

•	There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

•	The Index is owned and calculated by FTSE Russell (“Russell” or the “Index Provider”).

6

MARKET AND ECONOMIC REVIEW

•	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

7

FUND BASICS

MarketBeta® Emerging Markets Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$42.26

Net Asset Value (NAV)[1]	$42.27

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV) [2]	Fund Total Return (based on Market Price) [2]	Solactive GBS Emerging Markets Large & Mid Cap Index[3]

Shares	4.89%	4.82%	5.70%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® Emerging Markets Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Emerging Markets Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	7.1%	Information Technology	Taiwan

Samsung Electronics Co. Ltd.	3.6	Information Technology	South Korea

Tencent Holdings Ltd.	3.0	Communication Services	China

Alibaba Group Holding Ltd.	2.0	Consumer Discretionary	China

Reliance Industries Ltd.	1.6	Energy	India

PDD Holdings, Inc. ADR	1.1	Consumer Discretionary	China

Infosys Ltd.	1.0	Information Technology	India

ICICI Bank Ltd.	0.9	Financials	India

SK Hynix, Inc.	0.9	Information Technology	South Korea

China Construction Bank Corp., Class H	0.8	Financials	China

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.4% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

MarketBeta® International Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$55.22

Net Asset Value (NAV)[1]	$55.18

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS Developed Markets ex North America Large & Mid Cap Index[3]

Shares	9.17%	9.31%	9.25%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® International Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

Novo Nordisk A/S, Class B	2.3%	Health Care	Denmark

ASML Holding NV	2.2	Information Technology	Netherlands

Nestle SA	1.7	Consumer Staples	United States

Toyota Motor Corp.	1.7	Consumer Discretionary	Japan

LVMH Moet Hennessy Louis Vuitton SE	1.4	Consumer Discretionary	France

Shell PLC	1.2	Energy	Netherlands

Novartis AG	1.2	Health Care	Switzerland

SAP SE	1.2	Information Technology	Germany

AstraZeneca PLC	1.1	Health Care	United Kingdom

Roche Holding AG	1.1	Health Care	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.6% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

MarketBeta® Russell 1000 Growth Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$45.77

Net Asset Value (NAV)[1]	$45.72

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NA V in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

November 28, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)[3]

Shares	13.88%	14.00%	13.90%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF has been developed solely by GSAM. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000 Growth 40 Act Daily Capped Index (the “Russell Index”) vest in the relevant LSE Group company which owns each Russell Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell Index is calculated by or on behalf of FTSE Russell or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell Index or (b) investment in or operation of the Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF or the suitability of the Russell Index for the purpose to which it is being put by GSAM.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

12

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	8.7%	Software

Apple, Inc.	7.7	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	6.1	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	4.6	Broadline Retail

Meta Platforms, Inc., Class A	4.2	Interactive Media & Services

Eli Lilly & Co.	2.9	Pharmaceuticals

Broadcom, Inc.	2.6	Semiconductors & Semiconductor Equipment

Tesla, Inc.	2.6	Automobiles

Alphabet, Inc., Class A	2.3	Interactive Media & Services

Visa, Inc., Class A	2.1	Financial Services

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by FTSE Russell. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.0% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

MarketBeta® Russell 1000 Value Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$44.18

Net Asset Value (NAV)[1]	$44.14

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

November 28, 2023-February 29, 2024	Fund Total Return (based on NAV) [2]	Fund Total Return (based on Market Price) [2]	Russell 1000 Value 40 Act Daily Capped Index (Total return, Unhedged, USD) [3]

Shares	10.74%	10.85%	10.83%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF has been developed solely by GSAM. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000 Value 40 Act Daily Capped Index (the “Russell Index”) vest in the relevant LSE Group company which owns each Russell Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell Index is calculated by or on behalf of FTSE Russell or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell Index or (b) investment in or operation of the Goldman Sachs MarketBeta® Russell Value Equity ETF. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF or the suitability of the Russell Index for the purpose to which it is being put by GSAM.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

14

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Berkshire Hathaway, Inc., Class B	3.6%	Financial Services

JPMorgan Chase & Co.	2.6	Banks

Exxon Mobil Corp.	2.0	Oil, Gas & Consumable Fuels

Johnson & Johnson	1.9	Pharmaceuticals

Procter & Gamble Co. (The)	1.4	Household Products

Merck & Co., Inc.	1.3	Pharmaceuticals

Chevron Corp.	1.2	Oil, Gas & Consumable Fuels

Walmart, Inc.	1.2	Consumer Staples Distribution & Retail

Bank of America Corp.	1.1	Banks

Wells Fargo & Co.	1.0	Banks

4 The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by FTSE Russell. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

FUND BASICS

MarketBeta® U.S. Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$69.94

Net Asset Value (NAV)[1]	$69.95

[1]

The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV) [2]	Fund Total Return (based on Market Price) [2]	Solactive GBS United States Large & Mid Cap Index[3]

Shares	14.29%	14.18%	14.32%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® U.S. Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS United States Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

16

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	7.1%	Software

Apple, Inc.	6.2	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	4.4	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	3.7	Broadline Retail

Meta Platforms, Inc., Class A	2.5	Interactive Media & Services

Alphabet, Inc., Class A	1.9	Interactive Media & Services

Alphabet, Inc., Class C	1.6	Interactive Media & Services

Eli Lilly & Co.	1.5	Pharmaceuticals

Broadcom, Inc.	1.4	Semiconductors & Semiconductor Equipment

Tesla, Inc.	1.3	Automobiles

4 The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.0% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

17

FUND BASICS

Index Definitions and Industry Terms

February 29, 2024

The Solactive GBS Emerging Markets Large & Mid Cap Index is designed to measure the performance of equity securities of large and mid-capitalization issuers covering approximately the largest 85% of the free-float market capitalization in emerging markets. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization.

The Solactive GBS Developed Markets ex North America Large & Mid Cap Index is designed to measure the performance of equity securities of large and mid-capitalization issuers covering approximately the largest 85% of the free-float market capitalization in developed markets excluding North America. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization.

The Solactive GBS United States Large & Mid Cap Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization.

The Russell 1000 Growth 40 Act Daily Capped Index is designed to measure the performance of the large- and mid-capitalization growth segment of U.S. equity issuers, with a capping methodology (discussed below). The Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with higher price-to-book ratios, higher forecasted medium-term growth and higher sales-per-share historical growth relative to all issuers whose securities are included in the Russell 1000 Index. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization (subject to the capping described below). As of December 1, 2023, the Index consisted of 442 securities with a market capitalization range of approximately $984.4 million and $3 trillion, and an average market capitalization of approximately $73.1 billion.

The Russell 1000 Value 40 Act Daily Capped Index is designed to measure the performance of the large- and mid-capitalization value segment of U.S. equity issuers, with a capping methodology (discussed below). The Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with lower price-to-book ratios, lower sales-per-share historical growth and lower forecasted growth relative to all issuers whose securities are included in the Russell 1000 Index. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization (subject to the capping described below). As of December 1, 2023, the Index consisted of 847 securities with a market capitalization range of approximately $289.2 million and $781.5 billion, and an average market capitalization of approximately $31.1 billion.

Definitions of Non-Benchmark Related Indices

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. The Russell Midcap® Index includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® Index companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. The Russell 2000® Index includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. It is not possible to invest directly in an index.

18

FUND BASICS

MSCI EAFE® Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI EAFE® Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI EAFE® Index is unmanaged and the figures for the MSCI EAFE® Index do not include any deduction for fees or expenses.

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

The MSCI® Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of March 31, 2024 the MSCI® Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses. It is not possible to invest directly in an index.

It is not possible to invest directly in an unmanaged index.

19

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%

Australia – 0.0%
3,310	Yancoal Australia Ltd. (Energy)(a)	$13,149

Brazil – 4.5%
65,011	Ambev SA (Consumer Staples)	164,600
8,387	Atacadao SA (Consumer Staples)	20,408
80,843	B3 SA – Brasil Bolsa Balcao (Financials)	208,752
21,868	Banco Bradesco SA (Financials)	54,135
22,025	Banco BTG Pactual SA (Financials)	161,309
12,669	Banco do Brasil SA (Financials)	147,531
5,596	Banco Santander Brasil SA (Financials)	32,211
10,118	BB Seguridade Participacoes SA (Financials)	67,892
8,086	Caixa Seguridade Participacoes SA (Financials)	23,386
14,961	CCR SA (Industrials)	41,493
17,396	Centrais Eletricas Brasileiras SA (Utilities)	152,300
5,132	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	81,762
4,376	Cia Energetica de Minas Gerais (Utilities)	13,228
9,407	Cia Siderurgica Nacional SA (Materials)	31,845
11,034	Companhia Paranaense de Energia (Utilities)	20,386
17,504	Cosan SA (Energy)	59,889
2,945	CPFL Energia SA (Utilities)	20,976
6,619	CSN Mineracao SA (Materials)	8,086
4,483	Energisa SA (Utilities)	45,871
9,002	Eneva SA (Utilities)*	23,245
2,743	Engie Brasil Energia SA (Utilities)	23,198
14,699	Equatorial Energia SA (Utilities)	101,116
71,419	Hapvida Participacoes e Investimentos SA (Health
	Care)*(a)	52,752
5,947	Hypera SA (Health Care)	39,354
7,022	Itau Unibanco Holding SA (Financials)	41,423
12,767	Klabin SA (Materials)	57,994
12,572	Localiza Rent a Car SA (Industrials)	134,104
14,294	Lojas Renner SA (Consumer Discretionary)	45,454
45,068	Magazine Luiza SA (Consumer Discretionary)*	19,320
4,270	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	22,696
12,724	Natura & Co. Holding SA (Consumer Staples)*	41,768
3,057	Neoenergia SA (Utilities)	13,290

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
33,924	NU Holdings Ltd., Class A (Financials)*	$375,878
3,151	Pagseguro Digital Ltd., Class A (Financials)*	43,862
54,587	Petroleo Brasileiro SA (Energy)	452,855
2,952	Porto Seguro SA (Financials)	16,968
10,626	PRIO SA (Energy)	93,479
18,868	Raia Drogasil SA (Consumer Staples)	101,163
14,544	Rede D’Or Sao Luiz SA (Health Care)(a)	74,115
18,318	Rumo SA (Industrials)	83,762
19,938	Sendas Distribuidora SA (Consumer Staples)	56,981
3,607	StoneCo Ltd., Class A (Financials)*	62,076
10,380	Suzano SA (Materials)	117,721
6,100	Telefonica Brasil SA (Communication Services)	66,885
11,796	TIM SA (Communication Services)	43,137
7,829	TOTVS SA (Information Technology)	48,358
10,987	Ultrapar Participacoes SA (Energy)	64,923
57,310	Vale SA (Materials)	772,684
16,936	Vibra Energia SA (Consumer Discretionary)	88,146
21,876	WEG SA (Industrials)	161,539
5,802	XP, Inc., Class A (Financials)	137,159

		4,833,465

Chile – 0.4%
645,675	Banco de Chile (Financials)	74,782
1,319	Banco de Credito e Inversiones SA (Financials)	36,555
912,575	Banco Santander Chile (Financials)	44,335
19,641	Cencosud SA (Consumer Staples)	35,240
1,980	Cia Cervecerias Unidas SA (Consumer Staples)	11,468
226,468	Cia Sud Americana de Vapores SA (Industrials)	15,796
17,654	Empresas CMPC SA (Materials)	31,309
6,202	Empresas Copec SA (Energy)	39,764
288,881	Enel Americas SA (Utilities)	29,426
387,868	Enel Chile SA (Utilities)	23,276
17,698	Falabella SA (Consumer Discretionary)*	44,839
6,600,268	Latam Airlines Group SA (Industrials)*	82,929

		469,719

China – 23.7%
6,365	360 Security Technology, Inc., Class A (Information Technology)*	7,747

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,268	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	$3,428
700	Accelink Technologies Co. Ltd., Class A (Information Technology)	2,916
578	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	11,775
724	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	1,778
2,062	AECC Aviation Power Co. Ltd., Class A (Industrials)	9,847
81,844	Agricultural Bank of China Ltd., Class A (Financials)	47,594
417,272	Agricultural Bank of China Ltd., Class H (Financials)	171,625
8,502	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	17,287
450	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	2,060
6,084	Air China Ltd., Class A (Industrials)*	6,316
26,611	Air China Ltd., Class H (Industrials)*	14,276
2,545	Airtac International Group (Industrials)	97,422
1,300	Aisino Corp., Class A (Information Technology)	1,849
5,776	Akeso, Inc. (Health Care)*(a)	34,750
232,067	Alibaba Group Holding Ltd. (Consumer Discretionary)	2,160,955
12,764	Aluminum Corp. of China Ltd., Class A (Materials)	10,717
55,647	Aluminum Corp. of China Ltd., Class H (Materials)	27,863
578	Amlogic Shanghai Co. Ltd., Class A (Information Technology)	4,488
5,654	Angang Steel Co. Ltd., Class A (Materials)	1,985
21,822	Angang Steel Co. Ltd., Class H (Materials)	3,930
731	Angel Yeast Co. Ltd., Class A (Consumer Staples)	3,417
3,673	Anhui Conch Cement Co. Ltd., Class A (Materials)	12,204
17,450	Anhui Conch Cement Co. Ltd., Class H (Materials)	38,160
995	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	30,260
1,800	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	3,867

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
305	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	$1,804
562	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	4,988
181	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	2,193
300	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	3,402
18,877	ANTA Sports Products Ltd. (Consumer Discretionary)	185,062
843	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	1,636
700	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	2,192
174	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	2,454
353	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(a)	3,095
300	Autobio Diagnostics Co. Ltd., Class A (Health Care)	2,763
1,065	Autohome, Inc. ADR (Communication Services)	27,679
1,439	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	4,210
8,230	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	3,792
35,300	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	14,474
300	AVICOPTER PLC, Class A (Industrials)	1,516
4,400	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	3,633
4,088	Baidu, Inc. ADR (Communication Services)*	414,237
20,523	Bank of Beijing Co. Ltd., Class A (Financials)	14,754
3,400	Bank of Changsha Co. Ltd., Class A (Financials)	3,676
3,395	Bank of Chengdu Co. Ltd., Class A (Financials)	6,234
38,211	Bank of China Ltd., Class A (Financials)	23,705
1,233,453	Bank of China Ltd., Class H (Financials)	485,264
36,203	Bank of Communications Co. Ltd., Class A (Financials)	31,504
107,276	Bank of Communications Co. Ltd., Class H (Financials)	70,432
2,900	Bank of Guiyang Co. Ltd., Class A (Financials)	2,218

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,510	Bank of Hangzhou Co. Ltd., Class A (Financials)	$8,473
13,562	Bank of Jiangsu Co. Ltd., Class A (Financials)	14,437
9,184	Bank of Nanjing Co. Ltd., Class A (Financials)	11,153
5,952	Bank of Ningbo Co. Ltd., Class A (Financials)	18,405
13,454	Bank of Shanghai Co. Ltd., Class A (Financials)	12,193
2,900	Bank of Suzhou Co. Ltd., Class A (Financials)	2,854
6,736	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	1,954
18,647	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	17,262
7,827	BBMG Corp., Class A (Materials)	2,118
857	BeiGene Ltd. ADR (Health Care)*	141,962
6,100	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	2,379
300	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	2,061
3,954	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,887
181	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	875
700	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	2,514
2,349	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	2,960
7,380	Beijing Enterprises Holdings Ltd. (Utilities)	27,809
60,179	Beijing Enterprises Water Group Ltd. (Utilities)	14,144
378	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	14,215
1,011	Beijing New Building Materials PLC, Class A (Industrials)	3,941
2,200	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	5,273
2,730	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,929
1,443	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)*	1,612
2,068	Beijing Shougang Co. Ltd., Class A (Materials)*	950

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,300	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	$5,106
1,124	Beijing Tongrentang Co. Ltd., Class A (Health Care)	6,942
571	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,668
590	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	6,023
2,200	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	2,675
36,200	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	25,372
6,900	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	2,729
181	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	1,585
181	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	1,088
434	BGI Genomics Co. Ltd., Class A (Health Care)	2,664
3,709	Bilibili, Inc., Class Z (Communication Services)*	36,314
578	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	5,128
2,200	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)*	2,253
3,253	BOC Aviation Ltd. (Industrials)(a)	23,975
52,909	BOC Hong Kong Holdings Ltd. (Financials)	139,558
2,068	BOC International China Co. Ltd., Class A (Financials)	3,134
35,037	BOE Technology Group Co. Ltd., Class A (Information Technology)	19,402
1,000	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)*	2,121
1,295	BYD Co. Ltd., Class A (Consumer Discretionary)	34,364
14,707	BYD Co. Ltd., Class H (Consumer Discretionary)	363,129
849	By-health Co. Ltd., Class A (Consumer Staples)	1,991
8,189	C&D International Investment Group Ltd. (Real Estate)	13,326
2,200	Caida Securities Co. Ltd., Class A (Financials)	2,369

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,957	Caitong Securities Co. Ltd., Class A (Financials)	$4,382
2,597	CALB Group Co. Ltd. (Consumer Discretionary)*(a)	4,843
710	Canmax Technologies Co. Ltd., Class A (Materials)	2,255
712	Cathay Biotech, Inc., Class A (Materials)	4,772
3,400	CECEP Solar Energy Co. Ltd., Class A (Utilities)	2,567
5,097	CECEP Wind-Power Corp., Class A (Utilities)	2,122
562	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	1,586
13,586	CGN Power Co. Ltd., Class A (Utilities)	7,278
153,626	CGN Power Co. Ltd., Class H (Utilities)(a)	46,703
181	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	3,228
5,088	Changjiang Securities Co. Ltd., Class A (Financials)	3,884
181	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	3,528
1,421	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	5,001
843	Chengxin Lithium Group Co. Ltd., Class A (Materials)	2,563
1,300	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)*	2,331
700	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	1,905
2,349	China Baoan Group Co. Ltd., Class A (Industrials)	3,880
132,516	China Cinda Asset Management Co. Ltd., Class H (Financials)	12,695
5,401	China CITIC Bank Corp. Ltd., Class A (Financials)	4,820
155,351	China CITIC Bank Corp. Ltd., Class H (Financials)	82,748
3,005	China Coal Energy Co. Ltd., Class A (Energy)	5,188
32,708	China Coal Energy Co. Ltd., Class H (Energy)	35,303
35,258	China Communications Services Corp. Ltd., Class H (Industrials)	14,997
8,788	China Construction Bank Corp., Class A (Financials)	8,538
1,375,384	China Construction Bank Corp., Class H (Financials)	857,331

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,668	China CSSC Holdings Ltd., Class A (Industrials)	$18,072
7,291	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	3,855
30,778	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	7,784
28,957	China Energy Engineering Corp. Ltd., Class A (Industrials)	8,761
91,667	China Energy Engineering Corp. Ltd., Class H (Industrials)	8,430
39,151	China Everbright Bank Co. Ltd., Class A (Financials)	17,496
114,004	China Everbright Bank Co. Ltd., Class H (Financials)	35,677
54,833	China Everbright Environment Group Ltd. (Industrials)	20,382
49,856	China Feihe Ltd. (Consumer Staples)(a)	24,836
1,300	China Film Co. Ltd., Class A (Communication Services)*	2,189
5,800	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,270
3,005	China Galaxy Securities Co. Ltd., Class A (Financials)	5,067
52,339	China Galaxy Securities Co. Ltd., Class H (Financials)	27,544
2,068	China Great Wall Securities Co. Ltd., Class A (Financials)	2,273
2,737	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	3,943
35,704	China Hongqiao Group Ltd. (Materials)	27,774
1,305	China International Capital Corp. Ltd., Class A (Financials)	6,321
22,275	China International Capital Corp. Ltd., Class H (Financials)(a)	27,969
2,374	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,949
104,019	China Jinmao Holdings Group Ltd. (Real Estate)	8,503
3,662	China Jushi Co. Ltd., Class A (Materials)	5,093
15,160	China Lesso Group Holdings Ltd. (Industrials)	7,223
1,674	China Life Insurance Co. Ltd., Class A (Financials)	7,047
109,769	China Life Insurance Co. Ltd., Class H (Financials)	135,304
5,397	China Literature Ltd. (Communication Services)*(a)	16,648
49,285	China Longyuan Power Group
	Corp. Ltd., Class H (Utilities)	34,876
18,561	China Medical System Holdings Ltd. (Health Care)	30,489

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
17,998	China Merchants Bank Co. Ltd., Class A (Financials)	$80,033
55,806	China Merchants Bank Co. Ltd., Class H (Financials)	217,769
7,446	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	7,441
3,168	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	4,639
18,828	China Merchants Port Holdings Co. Ltd. (Industrials)	23,352
6,879	China Merchants Securities Co. Ltd., Class A (Financials)	13,462
6,873	China Merchants Securities Co. Ltd., Class H (Financials)(a)	5,469
5,941	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	7,767
33,132	China Minsheng Banking Corp. Ltd., Class A (Financials)	18,577
103,619	China Minsheng Banking Corp. Ltd., Class H (Financials)	36,530
64,648	China National Building Material Co. Ltd., Class H (Materials)	24,360
5,659	China National Chemical Engineering Co. Ltd., Class A (Industrials)	5,482
700	China National Medicines Corp. Ltd., Class A (Health Care)	3,060
17,459	China National Nuclear Power Co. Ltd., Class A (Utilities)	21,032
460	China National Software & Service Co. Ltd., Class A (Information Technology)	2,057
3,172	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	8,298
843	China Oilfield Services Ltd., Class A (Energy)	1,708
28,285	China Oilfield Services Ltd., Class H (Energy)	24,929
55,646	China Overseas Land & Investment Ltd. (Real Estate)	82,735
19,129	China Overseas Property Holdings Ltd. (Real Estate)	16,175
6,072	China Pacific Insurance Group Co. Ltd., Class A (Financials)	21,590
37,893	China Pacific Insurance Group Co. Ltd., Class H (Financials)	72,313
28,438	China Petroleum & Chemical Corp., Class A (Energy)	24,668
354,197	China Petroleum & Chemical Corp., Class H (Energy)	195,901
4,400	China Petroleum Engineering Corp., Class A (Energy)	1,966

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
72,545	China Power International Development Ltd. (Utilities)	$29,375
4,113	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,340
19,086	China Railway Group Ltd., Class A (Industrials)	16,821
62,464	China Railway Group Ltd., Class H (Industrials)	30,479
5,826	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	3,946
25,329	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	9,188
843	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	3,263
22,998	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	99,732
34,333	China Resources Building Materials Technology Holdings Ltd. (Materials)	5,964
13,169	China Resources Gas Group Ltd. (Utilities)	39,866
42,531	China Resources Land Ltd. (Real Estate)	130,926
851	China Resources Microelectronics Ltd., Class A (Information Technology)	5,061
9,001	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	27,249
24,373	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	16,500
26,299	China Resources Power Holdings Co. Ltd. (Utilities)	56,772
843	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	6,433
94,874	China Ruyi Holdings Ltd. (Communication Services)*	18,663
6,068	China Shenhua Energy Co. Ltd., Class A (Energy)	32,508
49,805	China Shenhua Energy Co. Ltd., Class H (Energy)	192,443
1,300	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	2,237
10,189	China Southern Airlines Co. Ltd., Class A (Industrials)*	8,372
25,846	China Southern Airlines Co. Ltd., Class H (Industrials)*	9,607

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,200	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	$1,560
1,000	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	1,416
39,273	China State Construction Engineering Corp. Ltd., Class A (Industrials)	29,161
27,572	China State Construction International Holdings Ltd. (Industrials)	30,746
1,305	China Suntien Green Energy Corp. Ltd., Class A (Energy)	1,500
27,014	China Suntien Green Energy Corp. Ltd., Class H (Energy)	10,283
21,878	China Taiping Insurance Holdings Co. Ltd. (Financials)	19,087
26,711	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	17,127
1,304	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	15,763
1,326	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(a)(b)	13,025
650,605	China Tower Corp. Ltd., Class H (Communication Services)(a)	78,949
29,541	China United Network Communications Ltd., Class A (Communication Services)	19,680
9,061	China Vanke Co. Ltd., Class A (Real Estate)	12,626
33,070	China Vanke Co. Ltd., Class H (Real Estate)	25,598
4,400	China XD Electric Co. Ltd., Class A (Industrials)	3,279
20,527	China Yangtze Power Co. Ltd., Class A (Utilities)	71,365
562	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	4,474
17,076	China Zheshang Bank Co. Ltd., Class A (Financials)	6,588
37,495	China Zheshang Bank Co. Ltd., Class H (Financials)	10,345
447	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	4,063
13,297	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	27,497
8,770	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	5,453

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
36,420	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	$14,700
300	Chongqing Taiji Industry Group Co. Ltd., Class A (Health Care)*	1,580
1,922	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	14,268
95,383	CITIC Ltd. (Industrials)	96,372
1,305	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	2,639
10,487	CITIC Securities Co. Ltd., Class A (Financials)	31,001
26,162	CITIC Securities Co. Ltd., Class H (Financials)	48,522
15,998	CMOC Group Ltd., Class A (Materials)	13,655
56,108	CMOC Group Ltd., Class H (Materials)	34,688
562	CNGR Advanced Material Co. Ltd., Class A (Materials)	3,698
5,400	CNOOC Energy Technology & Services Ltd., Class A (Energy)	2,488
3,392	CNPC Capital Co. Ltd., Class A (Financials)	2,919
3,609	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	81,900
9,051	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,090
3,392	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	6,487
20,242	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	19,159
11,833	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	17,244
46,496	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	50,126
203,775	Country Garden Holdings Co. Ltd. (Real Estate)*(b)	16,658
33,517	Country Garden Services Holdings Co. Ltd. (Real Estate)	25,645
22,300	CRRC Corp. Ltd., Class A (Industrials)	19,746
67,555	CRRC Corp. Ltd., Class H (Industrials)	34,861
2,592	CSC Financial Co. Ltd., Class A (Financials)	8,382
14,194	CSC Financial Co. Ltd., Class H (Financials)(a)	11,458
700	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	3,325

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,000	CSSC Science & Technology Co. Ltd., Class A (Industrials)	$2,429
13,868	Daqin Railway Co. Ltd., Class A (Industrials)	14,358
718	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	2,371
5,654	Datang International Power Generation Co. Ltd., Class A (Utilities)	2,017
43,804	Datang International Power Generation Co. Ltd., Class H (Utilities)	7,106
2,730	DHC Software Co. Ltd., Class A (Information Technology)	2,186
726	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,332
458	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	3,692
2,203	Dongfang Electric Corp. Ltd., Class A (Industrials)	4,999
5,296	Dongfang Electric Corp. Ltd., Class H (Industrials)	5,858
41,458	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	17,740
2,765	Dongxing Securities Co. Ltd., Class A (Financials)	3,258
6,721	East Buy Holding Ltd. (Consumer Discretionary)*(a)	20,776
13,881	East Money Information Co. Ltd., Class A (Financials)	27,048
181	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	4,496
5,100	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)	2,145
562	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	2,912
300	Empyrean Technology Co. Ltd., Class A (Information Technology)	3,789
11,440	ENN Energy Holdings Ltd. (Utilities)	94,033
1,930	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,017
440	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	3,667
1,800	Eve Energy Co. Ltd., Class A (Industrials)	9,571
3,547	Everbright Securities Co. Ltd., Class A (Financials)	8,315
8,870	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	2,942

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,120	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	$2,819
19,845	Far East Horizon Ltd. (Financials)	15,944
945	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	1,772
2,083	FAW Jiefang Group Co. Ltd., Class A (Industrials)*	2,532
1,000	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	2,504
3,954	First Capital Securities Co. Ltd., Class A (Financials)	3,144
979	Flat Glass Group Co. Ltd., Class A (Information Technology)	2,959
6,661	Flat Glass Group Co. Ltd., Class H (Information Technology)(b)	12,320
13,340	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	11,664
3,692	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	20,834
7,300	Founder Securities Co. Ltd., Class A (Financials)	7,720
9,194	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	23,849
1,800	Fujian Funeng Co. Ltd., Class A (Utilities)	2,296
300	Fujian Kuncai Material Technology Co. Ltd., Class A (Materials)*	2,018
864	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,953
11,700	Full Truck Alliance Co. Ltd. ADR (Industrials)*	77,220
1,674	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	10,058
8,952	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	44,881
1,433	GalaxyCore, Inc., Class A (Information Technology)	3,928
300	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)*	1,787
1,122	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	6,237
6,053	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)	20,102
17,078	GD Power Development Co. Ltd., Class A (Utilities)	11,093
1,673	GDS Holdings Ltd. ADR (Information Technology)*(b)	11,427
4,235	GEM Co. Ltd., Class A (Materials)	3,150

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,824	Gemdale Corp., Class A (Real Estate)	$2,287
17,141	Genscript Biotech Corp. (Health Care)*	34,638
5,652	GF Securities Co. Ltd., Class A (Financials)	11,123
15,205	GF Securities Co. Ltd., Class H (Financials)	16,392
5,902	Giant Biogene Holding Co. Ltd. (Consumer Staples)*(a)(b)	26,989
1,800	Giant Network Group Co. Ltd., Class A (Communication Services)	2,828
448	GigaDevice Semiconductor, Inc., Class A (Information Technology)	4,556
322	Ginlong Technologies Co. Ltd., Class A (Industrials)	2,911
1,000	Glodon Co. Ltd., Class A (Information Technology)	1,900
2,890	GoerTek, Inc., Class A (Information Technology)	6,674
12,100	Goldwind Science & Technology Co. Ltd. (Industrials)	4,606
2,761	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	2,928
148	Goneo Group Co. Ltd., Class A (Industrials)	2,095
1,124	Gotion High-tech Co. Ltd., Class A (Industrials)*	3,087
1,955	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	6,349
34,750	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	39,327
5,097	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	27,624
8,900	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	2,717
15,572	Greentown China Holdings Ltd. (Real Estate)	12,511
2,200	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	3,520
1,800	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)*	1,217
1,268	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	7,588
43,797	Guangdong Investment Ltd. (Utilities)	26,070

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
181	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	$940
6,222	Guanghui Energy Co. Ltd., Class A (Energy)	6,468
2,097	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	2,593
44,107	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	19,099
1,800	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)*	2,531
1,116	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	4,582
3,414	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	8,896
181	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	572
1,800	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	2,888
447	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	3,741
458	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	2,494
1,786	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	5,116
2,385	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	2,039
1,800	Guolian Securities Co. Ltd., Class A (Financials)*	2,741
6,160	Guolian Securities Co. Ltd., Class H (Financials)*	2,534
4,262	Guosen Securities Co. Ltd., Class A (Financials)	5,099
6,742	Guotai Junan Securities Co. Ltd., Class A (Financials)	14,120
12,924	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	14,874
4,236	Guoyuan Securities Co. Ltd., Class A (Financials)	4,104
2,800	H World Group Ltd. ADR (Consumer Discretionary)	102,368
25,331	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	46,399
5,655	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	18,907

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
34,238	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	$104,523
38,200	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	7,581
10,200	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)*	5,309
300	Hainan Drinda New Energy Technology Co. Ltd., Class A (Information Technology)	2,851
700	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)*	2,429
9,465	Haitian International Holdings Ltd. (Industrials)	23,987
8,626	Haitong Securities Co. Ltd., Class A (Financials)	10,942
39,476	Haitong Securities Co. Ltd., Class H (Financials)	19,615
705	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	1,942
1,000	Hang Zhou Great Star Industrial Co. Ltd., Class A (Consumer Discretionary)	3,021
700	Hangcha Group Co. Ltd., Class A (Industrials)	2,893
700	Hangjin Technology Co. Ltd., Class A (Materials)	2,838
2,730	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	2,864
562	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	2,261
1,666	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	6,433
562	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)	1,847
843	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	3,276
711	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	2,467
843	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	2,445
574	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	3,589
1,930	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)	6,718
16,740	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	29,508

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
562	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	$2,652
700	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	1,833
300	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)*	2,908
1,000	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	3,481
700	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	1,874
1,300	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	2,243
2,068	Henan Shenhuo Coal & Power Co. Ltd., Class A (Materials)	5,304
2,730	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	11,071
8,602	Hengan International Group Co. Ltd. (Consumer Staples)	26,590
1,305	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	2,599
5,659	Hengli Petrochemical Co. Ltd., Class A (Materials)*	9,998
2,068	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	3,513
3,952	Hengyi Petrochemical Co. Ltd., Class A (Materials)*	3,796
9,199	Hesteel Co. Ltd., Class A (Materials)	2,783
200	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	827
4,936	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)	15,636
1,000	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	3,595
424	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	8,066
2,900	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	3,473
446	Hongfa Technology Co. Ltd., Class A (Industrials)	1,541
1,800	Hongta Securities Co. Ltd., Class A (Financials)	1,936
691	Horizon Construction Development Ltd. (Industrials)*	215

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
562	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	$4,134
459	Hoyuan Green Energy Co. Ltd., Class A (Information Technology)	1,772
11,852	Hua Hong Semiconductor Ltd. (Information Technology)*(a)	25,433
4,100	Huaan Securities Co. Ltd., Class A (Financials)	2,743
6,095	Huadian Power International Corp. Ltd., Class A (Utilities)	5,236
27,464	Huadian Power International Corp. Ltd., Class H (Utilities)	13,296
1,421	Huadong Medicine Co. Ltd., Class A (Health Care)	6,642
4,373	Huafon Chemical Co. Ltd., Class A (Materials)	4,139
700	Huagong Tech Co. Ltd., Class A (Information Technology)	3,083
2,068	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	5,439
1,302	Hualan Biological Engineering, Inc., Class A (Health Care)	3,565
300	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	2,412
4,511	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	5,810
6,765	Huaneng Power International, Inc., Class A (Utilities)*	8,281
59,876	Huaneng Power International, Inc., Class H (Utilities)*	33,652
7,165	Huatai Securities Co. Ltd., Class A (Financials)	14,459
19,890	Huatai Securities Co. Ltd., Class H (Financials)(a)	23,526
2,613	Huaxi Securities Co. Ltd., Class A (Financials)	2,854
11,848	Huaxia Bank Co. Ltd., Class A (Financials)	10,425
300	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	1,232
1,124	Huaxin Cement Co. Ltd., Class A (Materials)	2,117
2,731	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	6,622
3,673	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,325
300	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	1,249
700	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	3,595
843	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,157

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
562	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	$8,003
1,124	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	3,432
1,527	Hunan Changyuan Lico Co. Ltd., Class A (Industrials)	1,293
6,884	Hunan Valin Steel Co. Ltd., Class A (Materials)	5,436
1,654	Hundsun Technologies, Inc., Class A (Information Technology)	5,606
5,191	Hygeia Healthcare Holdings Co. Ltd. (Health Care)(a)	19,527
1,124	IEIT Systems Co. Ltd., Class A (Information Technology)	5,833
2,066	Iflytek Co. Ltd., Class A (Information Technology)	14,162
700	IKD Co. Ltd., Class A (Consumer Discretionary)	2,002
181	Imeik Technology Development Co. Ltd., Class A (Health Care)	8,214
55,958	Industrial & Commercial Bank of China Ltd., Class A (Financials)	41,394
1,019,451	Industrial & Commercial Bank of China Ltd., Class H (Financials)	526,081
18,411	Industrial Bank Co. Ltd., Class A (Financials)	42,544
6,203	Industrial Securities Co. Ltd., Class A (Financials)	5,002
181	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	1,647
42,621	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	9,110
1,800	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	4,144
1,011	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	1,475
7,700	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	4,157
5,800	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	3,558
5,787	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	22,770
2,558	Inner Mongolia Yitai Coal Co. Ltd., Class H (Energy)*(c)	5,718

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,392	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	$2,848
18,265	Innovent Biologics, Inc. (Health Care)*(a)	98,805
6,923	iQIYI, Inc. ADR (Communication Services)*	25,546
450	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)*	2,840
2,900	JA Solar Technology Co. Ltd., Class A (Information Technology)	7,547
574	Jafron Biomedical Co. Ltd., Class A (Health Care)	1,599
711	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	3,705
1,305	JCET Group Co. Ltd., Class A (Information Technology)	4,738
14,799	JD Health International, Inc. (Consumer Staples)*(a)	56,332
26,911	JD Logistics, Inc. (Industrials)*(a)	26,709
35,626	JD.com, Inc., Class A (Consumer Discretionary)	405,234
5,673	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	8,267
843	Jiangsu Expressway Co. Ltd., Class A (Industrials)	1,410
19,080	Jiangsu Expressway Co. Ltd., Class H (Industrials)	19,619
1,118	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	8,815
5,541	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	32,791
864	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	6,439
700	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	2,448
300	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	3,328
1,800	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,601
300	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	1,855
1,273	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	17,844
305	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	2,316

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
300	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	$2,101
711	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	3,534
2,730	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	4,960
1,655	Jiangxi Copper Co. Ltd., Class A (Materials)	4,500
16,682	Jiangxi Copper Co. Ltd., Class H (Materials)	24,846
1,305	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,891
2,200	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	3,084
5,676	Jinko Solar Co. Ltd., Class A (Information Technology)	6,956
181	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,536
2,600	Jizhong Energy Resources Co. Ltd., Class A (Energy)	2,934
1,000	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	2,418
1,300	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	2,180
459	Joinn Laboratories China Co. Ltd., Class A (Health Care)	1,159
1,370	Joinn Laboratories China Co. Ltd., Class H (Health Care)(a)	1,729
3,813	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	4,308
562	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)*	1,974
562	Juewei Food Co. Ltd., Class A (Consumer Staples)	1,753
1,786	Juneyao Airlines Co. Ltd., Class A (Industrials)*	3,304
4,075	Kanzhun Ltd. ADR (Communication Services)	63,774
13,125	KE Holdings, Inc. ADR (Real Estate)	178,369
300	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	2,706
1,786	Keda Industrial Group Co. Ltd., Class A (Industrials)	2,979
40,897	Kingdee International Software Group Co. Ltd. (Information Technology)*	44,194
2,200	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	2,192
1,800	Kingnet Network Co. Ltd., Class A (Communication Services)	3,123
14,189	Kingsoft Corp. Ltd. (Communication Services)	39,601

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
29,965	Kuaishou Technology (Communication Services)*(a)	$170,325
1,942	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	3,997
54,175	Kunlun Energy Co. Ltd. (Utilities)	46,295
1,000	Kunlun Tech Co. Ltd., Class A (Communication Services)*	5,603
1,136	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	267,238
1,300	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	12,431
2,083	LB Group Co. Ltd., Class A (Materials)	5,429
103,725	Lenovo Group Ltd. (Information Technology)	114,870
4,398	Lens Technology Co. Ltd., Class A (Information Technology)	7,386
1,786	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	3,740
562	Levima Advanced Materials Corp., Class A (Materials)	1,334
14,658	Li Auto, Inc., Class A (Consumer Discretionary)*	331,962
34,797	Li Ning Co. Ltd. (Consumer Discretionary)	86,761
13,059	Liaoning Port Co. Ltd., Class A (Industrials)	2,682
6,222	Lingyi iTech Guangdong Co., Class A (Information Technology)	4,741
305	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	1,629
2,139	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	7,486
29,809	Longfor Group Holdings Ltd. (Real Estate)(a)	37,619
6,764	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	19,939
700	Longshine Technology Group Co. Ltd., Class A (Information Technology)	1,243
2,584	Lufax Holding Ltd. ADR (Financials)	8,062
1,786	Luxi Chemical Group Co. Ltd., Class A (Materials)	2,464
6,387	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	24,448
1,119	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	27,295
1,406	Mango Excellent Media Co. Ltd., Class A (Communication Services)	4,835

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
430	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	$6,415
2,600	Meihua Holdings Group Co. Ltd., Class A (Consumer Staples)	3,897
3,673	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	2,845
66,587	Meituan, Class B (Consumer Discretionary)*(a)	678,730
17,474	Metallurgical Corp. of China Ltd., Class A (Industrials)	8,076
44,860	Metallurgical Corp. of China Ltd., Class H (Industrials)	9,054
11,545	Microport Scientific Corp. (Health Care)*	11,326
1,786	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	2,528
6,975	MINISO Group Holding Ltd. (Consumer Discretionary)	32,475
3,700	Minmetals Capital Co. Ltd., Class A (Financials)	2,675
10,482	Minth Group Ltd. (Consumer Discretionary)	17,834
851	Montage Technology Co. Ltd., Class A (Information Technology)	6,165
4,528	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	24,188
5,400	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,185
1,116	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	2,224
2,900	Nanjing Securities Co. Ltd., Class A (Financials)	3,357
7,300	NARI Technology Co. Ltd., Class A (Industrials)	23,485
2,158	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	4,615
305	NAURA Technology Group Co. Ltd., Class A (Information Technology)	12,024
2,068	NavInfo Co. Ltd., Class A (Information Technology)*	2,110
26,152	NetEase, Inc. (Communication Services)	588,594
1,302	New China Life Insurance Co. Ltd., Class A (Financials)	5,927
13,780	New China Life Insurance Co. Ltd., Class H (Financials)	26,543
4,235	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	5,208
2,234	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	208,946

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,145	Ninestar Corp., Class A (Information Technology)	$3,723
445	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	5,169
1,000	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	2,314
562	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,025
578	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	2,491
1,000	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	3,753
1,786	Ningbo Shanshan Co. Ltd., Class A (Materials)	2,836
979	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	7,978
5,088	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,500
5,676	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	12,029
19,687	NIO, Inc. ADR (Consumer Discretionary)*(b)	113,200
26,600	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	150,858
1,000	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	1,788
5,386	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	2,609
3,700	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,179
2,730	OFILM Group Co. Ltd., Class A (Information Technology)*	3,092
1,779	Onewo, Inc., Class H (Real Estate)	4,363
174	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,678
5,673	Orient Securities Co. Ltd., Class A (Financials)	6,936
13,632	Orient Securities Co. Ltd., Class H (Financials)(a)	5,798
2,900	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	2,978
562	Ovctek China, Inc., Class A (Health Care)	1,606
5,800	Pacific Securities Co. Ltd. (The), Class A (Financials)*	2,761
8,489	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	3,758

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
9,421	PDD Holdings, Inc. ADR (Consumer Discretionary)*	$1,173,291
700	People.cn Co. Ltd., Class A (Communication Services)	2,578
7,165	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	5,221
131,288	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	43,769
1,786	Perfect World Co. Ltd., Class A (Communication Services)	2,905
22,018	PetroChina Co. Ltd., Class A (Energy)	27,014
311,214	PetroChina Co. Ltd., Class H (Energy)	245,273
1,000	Pharmaron Beijing Co. Ltd., Class A (Health Care)	3,241
4,225	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	5,677
101,782	PICC Property & Casualty Co. Ltd., Class H (Financials)	139,370
18,132	Ping An Bank Co. Ltd., Class A (Financials)	26,650
9,195	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	54,747
91,260	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	409,159
2,068	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	3,984
11,038	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	14,967
2,285	Poly Property Services Co. Ltd., Class H (Real Estate)	8,216
10,375	Pop Mart International Group Ltd. (Consumer Discretionary)(a)	25,948
22,972	Postal Savings Bank of China Co. Ltd., Class A (Financials)	15,463
168,074	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	88,666
14,265	Power Construction Corp. of China Ltd., Class A (Industrials)	10,117
712	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,458
700	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)*	3,049
5,097	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	11,425
1,000	Range Intelligent Computing Technology Group Co. Ltd., Class A (Industrials)	3,599
578	Raytron Technology Co. Ltd., Class A (Information Technology)	3,113

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
732	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	$363
2,183	Remegen Co. Ltd., Class H (Health Care)*(a)	6,274
1,000	Risen Energy Co. Ltd., Class A (Information Technology)	2,246
181	Rockchip Electronics Co. Ltd., Class A (Information Technology)	1,352
7,829	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	11,148
6,886	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	14,297
2,600	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	5,196
4,100	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	7,079
153	Sangfor Technologies, Inc., Class A (Information Technology)*	1,346
16,072	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	12,482
7,710	Sany Heavy Industry Co. Ltd., Class A (Industrials)	14,917
2,234	Satellite Chemical Co. Ltd., Class A (Materials)*	5,144
5,400	SDIC Capital Co. Ltd., Class A (Financials)	5,171
6,100	SDIC Power Holdings Co. Ltd., Class A (Utilities)	12,200
4,400	Sealand Securities Co. Ltd., Class A (Financials)	2,174
1,814	Seazen Holdings Co. Ltd., Class A (Real Estate)*	2,621
267,319	SenseTime Group, Inc., Class B (Information Technology)*(a)	30,731
1,000	Seres Group Co. Ltd., Class A (Consumer Discretionary)*	12,759
3,971	SF Holding Co. Ltd., Class A (Industrials)	21,136
453	SG Micro Corp., Class A (Information Technology)	4,447
7,839	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	28,069
1,800	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	2,223
3,152	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	4,427
3,392	Shandong Gold Mining Co. Ltd., Class A (Materials)	10,211
11,799	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	18,749
700	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	3,195

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,800	Shandong Hi-speed Co. Ltd., Class A (Industrials)	$2,046
50,210	Shandong Hi-Speed Holdings Group Ltd. (Financials)*(b)	33,094
1,803	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	6,881
1,124	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	3,457
11,600	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	4,991
700	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	1,979
2,200	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	4,345
37,800	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	24,576
1,420	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)	2,982
859	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	2,397
4,381	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	28,456
7,700	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,618
10,630	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	6,255
40,496	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	8,121
2,200	Shanghai Electric Power Co. Ltd., Class A (Utilities)	2,550
1,674	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	5,711
7,382	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	13,352
578	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	2,979
4,223	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)(b)	7,476
2,068	Shanghai International Airport Co. Ltd., Class A (Industrials)*	10,097
7,010	Shanghai International Port Group Co. Ltd., Class A (Industrials)	5,283

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
843	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	$3,400
578	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,519
2,444	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	3,902
2,077	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	3,082
6,525	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	8,295
711	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,515
3,660	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*(b)	6,788
300	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	2,407
1,955	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	4,919
10,375	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	16,698
27,361	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	27,151
1,800	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	4,687
4,384	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	4,381
8,770	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	7,851
4,109	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	3,770
1,000	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	2,762
1,800	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	1,991
1,800	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	4,594
3,673	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	5,939
2,730	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	9,791
3,957	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	3,767

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,900	Shanxi Securities Co. Ltd., Class A (Financials)	$2,181
5,240	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	2,756
1,002	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	32,411
300	Shede Spirits Co. Ltd., Class A (Consumer Staples)	3,385
4,100	Shenergy Co. Ltd., Class A (Utilities)	4,308
2,068	Shengyi Technology Co. Ltd., Class A (Information Technology)	4,922
562	Shennan Circuits Co. Ltd., Class A (Information Technology)	5,476
19,500	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	12,395
446	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	2,518
29	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	172
3,392	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,102
1,300	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	2,355
300	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)*	2,636
562	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	695
2,097	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	18,397
1,300	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	2,576
453	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	1,526
181	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	1,832
300	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	968
300	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)*	3,461
992	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	39,814
3,700	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	2,799
700	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	7,868

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
8,492	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	$3,618
1,000	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	4,053
181	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,627
1,000	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	2,744
700	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	2,665
578	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	12,731
700	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	2,622
11,809	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	97,368
1,305	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	3,887
1,300	Shuangliang Eco-Energy Systems Co. Ltd., Class A (Industrials)	1,472
3,700	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	2,639
2,625	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	5,705
7,700	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)	2,629
716	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	2,728
5,675	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	6,427
181	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,262
843	Sichuan Yahua Industrial Group Co. Ltd., Class A (Materials)	1,337
700	Sieyuan Electric Co. Ltd., Class A (Industrials)	5,563
2,900	Sinolink Securities Co. Ltd., Class A (Financials)	3,663
2,200	Sinoma International Engineering Co., Class A (Industrials)	3,429
1,124	Sinoma Science & Technology Co. Ltd., Class A (Materials)	2,441
6,100	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	2,481
313	Sinomine Resource Group Co. Ltd., Class A (Materials)	1,630

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,959	Sinopec Oilfield Service Corp., Class A (Energy)*	$1,530
5,378	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,068
50,764	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	7,133
19,790	Sinopharm Group Co. Ltd., Class H (Health Care)	55,486
3,419	Sinotrans Ltd., Class A (Industrials)	2,842
29,762	Sinotrans Ltd., Class H (Industrials)	12,697
10,332	Sinotruk Hong Kong Ltd. (Industrials)	27,319
313	Skshu Paint Co. Ltd., Class A (Materials)*	1,681
26,605	Smoore International Holdings Ltd. (Consumer Staples)(a)	18,589
2,349	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	3,521
300	Sonoscape Medical Corp., Class A (Health Care)	1,630
4,109	SooChow Securities Co. Ltd., Class A (Financials)	4,163
5,800	Southwest Securities Co. Ltd., Class A (Financials)	3,477
700	Spring Airlines Co. Ltd., Class A (Industrials)*	5,574
181	StarPower Semiconductor Ltd., Class A (Information Technology)	3,807
3,400	State Grid Yingda Co. Ltd., Class A (Industrials)	2,279
1,143	Sungrow Power Supply Co. Ltd., Class A (Industrials)	13,835
9,964	Sunny Optical Technology Group Co. Ltd. (Information Technology)	64,655
450	Sunresin New Materials Co. Ltd., Class A (Materials)	3,141
1,129	Sunwoda Electronic Co. Ltd., Class A (Industrials)	2,228
810	SUPCON Technology Co. Ltd., Class A (Information Technology)	5,169
1,124	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	2,335
29	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	489
100	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	1,888

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,609	TAL Education Group ADR (Consumer Discretionary)*	$97,351
1,000	Talkweb Information System Co. Ltd., Class A (Communication Services)*	2,065
1,268	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	1,035
5,100	TangShan Port Group Co. Ltd., Class A (Industrials)	3,086
1,000	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,341
4,263	TBEA Co. Ltd., Class A (Industrials)	8,810
14,128	TCL Technology Group Corp., Class A (Information Technology)*	8,882
3,556	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	6,673
89,703	Tencent Holdings Ltd. (Communication Services)	3,176,179
9,307	Tencent Music Entertainment Group ADR (Communication Services)*	97,444
181	Thunder Software Technology Co. Ltd., Class A (Information Technology)	1,524
3,400	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	3,232
7,300	Tianfeng Securities Co. Ltd., Class A (Financials)*	3,161
1,955	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,485
1,124	Tianqi Lithium Corp., Class A (Materials)	8,366
2,090	Tianqi Lithium Corp., Class H (Materials)	10,612
4,235	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	3,333
2,600	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	2,952
28,791	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	32,105
1,300	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)*	1,802
847	Toly Bread Co. Ltd., Class A (Consumer Staples)	824
18,310	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	46,215
1,000	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	3,081
1,300	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,875

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,068	Tongkun Group Co. Ltd., Class A (Materials)*	$3,903
10,476	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	4,769
3,961	Tongwei Co. Ltd., Class A (Information Technology)	14,568
153	Topchoice Medical Corp., Class A (Health Care)*	1,396
41,717	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	28,348
14,402	TravelSky Technology Ltd., Class H (Consumer Discretionary)	17,256
1,794	Trina Solar Co. Ltd., Class A (Information Technology)	6,237
8,291	Trip.com Group Ltd. ADR (Consumer Discretionary)*	368,701
2,900	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	2,717
458	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	5,100
9,255	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	59,404
583	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)*	5,793
18,623	Uni-President China Holdings Ltd. (Consumer Staples)	11,180
2,349	Unisplendour Corp. Ltd., Class A (Information Technology)*	7,205
843	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	1,688
700	Venustech Group, Inc., Class A (Information Technology)	2,141
712	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	4,012
4,952	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	95,326
1,268	Walvax Biotechnology Co. Ltd., Class A (Health Care)	3,238
1,800	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,985
1,000	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	2,098
2,365	Wanhua Chemical Group Co. Ltd., Class A (Materials)	26,111
63,180	Want Want China Holdings Ltd. (Consumer Staples)	34,863
1,068	Weibo Corp. ADR (Communication Services)	9,740

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,512	Weichai Power Co. Ltd., Class A (Industrials)	$15,256
28,645	Weichai Power Co. Ltd., Class H (Industrials)	56,347
859	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,259
5,822	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	15,498
2,068	Western Mining Co. Ltd., Class A (Materials)	4,779
3,986	Western Securities Co. Ltd., Class A (Financials)	4,409
802	Western Superconducting Technologies Co. Ltd., Class A (Materials)	4,455
842	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	11,218
864	Wingtech Technology Co. Ltd., Class A (Information Technology)*	4,575
440	Winner Medical Co. Ltd., Class A (Health Care)	2,178
1,800	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,771
19,800	Wintime Energy Group Co. Ltd., Class A (Utilities)*	3,792
4,400	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	2,809
3,677	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	3,220
300	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)	2,673
3,027	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	59,761
1,786	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	6,544
1,938	WuXi AppTec Co. Ltd., Class A (Health Care)	14,654
5,240	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	32,596
53,769	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	130,769
1,305	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	4,111
9,053	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	7,451
2,349	Xiamen C & D, Inc., Class A (Industrials)	3,394

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
181	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	$2,619
1,124	Xiamen Tungsten Co. Ltd., Class A (Materials)	2,618
1,800	Xiangcai Co. Ltd., Class A (Real Estate)	1,859
1,000	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	1,745
233,946	Xiaomi Corp., Class B (Information Technology)*(a)	395,050
7,300	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	2,280
1,344	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	5,449
3,400	Xinjiang Tianshan Cement Co. Ltd., Class A (Materials)	3,247
68,115	Xinyi Solar Holdings Ltd. (Information Technology)	41,415
16,480	XPeng, Inc., Class A (Consumer Discretionary)*(b)	75,571
17,450	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	27,372
562	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	3,100
2,889	Yankuang Energy Group Co. Ltd., Class A (Energy)	10,377
32,504	Yankuang Energy Group Co. Ltd., Class H (Energy)	75,065
562	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	2,356
734	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,989
847	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	4,629
1,424	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	6,391
2,349	Yintai Gold Co. Ltd., Class A (Materials)	4,884
8,100	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	2,968
305	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	2,336
2,752	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	4,839
4,100	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,182
4,472	YSB, Inc. (Health Care)*	5,141

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,349	YTO Express Group Co. Ltd., Class A (Industrials)	$4,157
24,422	Yuexiu Property Co. Ltd. (Real Estate)	16,315
2,730	Yunda Holding Co. Ltd., Class A (Industrials)	2,732
2,730	Yunnan Aluminium Co. Ltd., Class A (Materials)	4,395
1,163	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	8,043
181	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	1,647
4,400	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,145
839	Yunnan Energy New Material Co. Ltd., Class A (Materials)	5,344
1,305	Yunnan Tin Co. Ltd., Class A (Materials)	2,492
1,305	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	3,304
1,800	Yutong Bus Co. Ltd., Class A (Industrials)	4,664
1,321	Zai Lab Ltd. ADR (Health Care)*	27,715
1,124	Zangge Mining Co. Ltd., Class A (Materials)	4,569
305	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	9,440
21,622	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	22,509
3,954	Zhefu Holding Group Co. Ltd., Class A (Industrials)	1,866
4,665	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	3,166
4,400	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	5,020
1,926	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	5,501
2,356	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	6,052
181	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	1,483
19,683	Zhejiang Expressway Co. Ltd., Class H (Industrials)	15,035
1,300	Zhejiang Hailiang Co. Ltd., Class A (Materials)	1,689
1,124	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,173
1,142	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	4,390

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,124	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	$5,772
2,900	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	1,831
562	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,595
2,349	Zhejiang Juhua Co. Ltd., Class A (Materials)	6,654
9,771	Zhejiang Leapmotor Technology Co. Ltd. (Consumer Discretionary)*(a)	34,197
2,600	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,089
2,370	Zhejiang NHU Co. Ltd., Class A (Health Care)	5,921
3,011	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	10,414
700	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	2,335
181	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	1,389
1,116	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	2,772
1,305	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	2,853
10,600	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)*	7,915
1,000	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (Industrials)	2,053
3,567	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H (Industrials)	4,620
3,691	Zheshang Securities Co. Ltd., Class A (Financials)	5,246
10,374	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	16,431
712	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)	2,651
562	Zhongji Innolight Co. Ltd., Class A (Information Technology)	12,102
4,100	Zhongjin Gold Corp. Ltd., Class A (Materials)	5,929
10,990	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	20,158
5,378	Zhongtai Securities Co. Ltd., Class A (Financials)	5,187

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
859	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	$1,757
1,800	Zhuhai Huafa Properties Co. Ltd., Class A (Real Estate)	1,804
578	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	3,117
7,629	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	22,413
2,349	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	2,116
17,867	Zijin Mining Group Co. Ltd., Class A (Materials)	32,509
84,337	Zijin Mining Group Co. Ltd., Class H (Materials)	136,382
7,433	ZJLD Group, Inc. (Consumer Staples)*(a)	8,735
7,039	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	7,815
20,493	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	13,245
3,673	ZTE Corp., Class A (Information Technology)	15,222
11,800	ZTE Corp., Class H (Information Technology)	26,618
5,737	ZTO Express Cayman, Inc. ADR (Industrials)	110,093

		25,610,999

Colombia – 0.1%
3,556	Bancolombia SA (Financials)	29,831
70,958	Ecopetrol SA (Energy)	41,383
6,669	Interconexion Electrica SA ESP (Utilities)	28,397

		99,611

Czech Republic – 0.1%
2,388	CEZ AS (Utilities)	81,794
1,113	Komercni banka AS (Financials)	38,837

		120,631

Egypt – 0.1%
4,298	Abou Kir Fertilizers & Chemical Industries (Materials)(c)	5,523
33,675	Commercial International Bank - Egypt (CIB) (Financials)(c)	47,214
14,617	EFG Holding S.A.E. (Financials)*(c)	5,273
7,281	ElSewedy Electric Co. (Industrials)(c)	4,888
2,782	Ezz Steel Co. SAE (Materials)*(c)	4,189
4,613	Misr Fertilizers Production Co. SAE (Materials)(c)	5,579
7,475	Telecom Egypt Co. (Communication Services)(c)	5,534

		78,200

Shares	Description	Value

Common Stocks – (continued)

Greece – 0.5%
29,709	Alpha Services and Holdings SA (Financials)*	$55,844
36,224	Eurobank Ergasias Services and Holdings SA (Financials)*	74,930
2,644	Hellenic Telecommunications Organization SA (Communication Services)	39,942
1,574	JUMBO SA (Consumer Discretionary)	46,057
870	Motor Oil Hellas Corinth Refineries SA (Energy)	24,855
1,577	Mytilineos SA (Industrials)	61,436
8,038	National Bank of Greece SA (Financials)*	63,011
2,894	OPAP SA (Consumer Discretionary)	52,833
10,016	Piraeus Financial Holdings SA (Financials)*	44,114
3,099	Public Power Corp. SA (Utilities)*	40,444
1,064	Star Bulk Carriers Corp. (Industrials)	25,398
818	Terna Energy SA (Utilities)	14,685

		543,549

Hong Kong – 0.1%
81,964	J&T Global Express Ltd. (Industrials)*(b)	125,634
1,979	Orient Overseas International Ltd. (Industrials)	30,764

		156,398

Hungary – 0.3%
6,616	MOL Hungarian Oil & Gas PLC (Energy)	52,619
3,357	OTP Bank Nyrt (Financials)	160,887
2,086	Richter Gedeon Nyrt (Health Care)	55,512

		269,018

India – 19.5%
768	ABB India Ltd. (Industrials)	50,433
1,022	ACC Ltd. (Materials)	32,408
4,432	Adani Energy Solutions Ltd. (Utilities)*	56,918
4,583	Adani Enterprises Ltd. (Industrials)	181,593
4,682	Adani Green Energy Ltd. (Utilities)*	107,007
10,880	Adani Ports & Special Economic Zone Ltd. (Industrials)	173,272
14,247	Adani Power Ltd. (Utilities)*	94,495
4,165	Adani Total Gas Ltd. (Utilities)	51,520
2,490	Adani Wilmar Ltd. (Consumer Staples)*	11,461
6,916	Aditya Birla Capital Ltd. (Financials)*	15,318

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
463	Alkem Laboratories Ltd. (Health Care)	$28,631
8,947	Ambuja Cements Ltd. (Materials)	65,379
2,444	APL Apollo Tubes Ltd. (Materials)	45,615
1,524	Apollo Hospitals Enterprise Ltd. (Health Care)	112,147
21,519	Ashok Leyland Ltd. (Industrials)	44,094
6,003	Asian Paints Ltd. (Materials)	204,301
1,782	Astral Ltd. (Industrials)	44,468
6,864	AU Small Finance Bank Ltd. (Financials)(a)	47,173
4,224	Aurobindo Pharma Ltd. (Health Care)	52,374
2,143	Avenue Supermarts Ltd. (Consumer Staples)*(a)	101,285
33,622	Axis Bank Ltd. (Financials)	435,946
1,018	Bajaj Auto Ltd. (Consumer Discretionary)	97,107
3,918	Bajaj Finance Ltd. (Financials)	306,921
5,644	Bajaj Finserv Ltd. (Financials)	108,488
409	Bajaj Holdings & Investment Ltd. (Financials)	45,132
1,218	Balkrishna Industries Ltd. (Consumer Discretionary)	32,742
11,394	Bandhan Bank Ltd. (Financials)(a)	26,879
15,259	Bank of Baroda (Financials)	48,851
11,243	Bank of India (Financials)	17,824
3,663	Berger Paints India Ltd. (Materials)	26,802
52,695	Bharat Electronics Ltd. (Industrials)	130,345
3,867	Bharat Forge Ltd. (Consumer Discretionary)	53,680
18,919	Bharat Heavy Electricals Ltd. (Industrials)	51,920
14,403	Bharat Petroleum Corp. Ltd. (Energy)	104,892
35,502	Bharti Airtel Ltd. (Communication Services)	480,981
6,713	Biocon Ltd. (Health Care)	22,386
127	Bosch Ltd. (Consumer Discretionary)	43,792
1,782	Britannia Industries Ltd. (Consumer Staples)	106,710
5,698	Canara Bank (Financials)	38,789
9,355	CG Power & Industrial Solutions Ltd. (Industrials)	50,010
5,956	Cholamandalam Investment and Finance Co. Ltd. (Financials)	78,239
8,041	Cipla Ltd. (Health Care)	143,560
31,288	Coal India Ltd. (Energy)	164,786
1,987	Colgate-Palmolive India Ltd. (Consumer Staples)	60,551

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
4,022	Container Corp. Of India Ltd. (Industrials)	$47,411
2,035	Cummins India Ltd. (Industrials)	67,214
8,856	Dabur India Ltd. (Consumer Staples)	57,478
1,217	Dalmia Bharat Ltd. (Materials)	29,720
1,117	Deepak Nitrite Ltd. (Materials)	29,810
4,575	Delhivery Ltd. (Industrials)*	26,104
1,886	Divi’s Laboratories Ltd. (Health Care)	79,356
9,312	DLF Ltd. (Real Estate)	101,210
1,829	Dr. Reddy’s Laboratories Ltd. (Health Care)	141,709
2,085	Eicher Motors Ltd. (Consumer Discretionary)	95,363
9,111	Embassy Office Parks REIT (Real Estate)	41,074
15,359	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	29,063
40,440	GAIL India Ltd. (Utilities)	88,887
3,666	General Insurance Corp. of India (Financials)(a)	16,805
918	Gland Pharma Ltd. (Health Care)*(a)	19,552
5,545	Godrej Consumer Products Ltd. (Consumer Staples)	84,108
1,729	Godrej Properties Ltd. (Real Estate)*	50,005
4,675	Grasim Industries Ltd. (Materials)	123,556
558	Gujarat Fluorochemicals Ltd. (Materials)	24,912
2,695	Gujarat Gas Ltd. (Utilities)	18,375
3,302	Havells India Ltd. (Industrials)	60,983
15,617	HCL Technologies Ltd. (Information Technology)	313,381
1,173	HDFC Asset Management Co. Ltd. (Financials)(a)	53,093
40,732	HDFC Bank Ltd. (Financials)	689,410
14,607	HDFC Life Insurance Co. Ltd. (Financials)(a)	102,528
1,978	Hero MotoCorp Ltd. (Consumer Discretionary)	105,596
21,869	Hindalco Industries Ltd. (Materials)	132,889
2,492	Hindustan Aeronautics Ltd. (Industrials)	92,689
9,715	Hindustan Petroleum Corp. Ltd. (Energy)	59,685
13,183	Hindustan Unilever Ltd. (Consumer Staples)	383,536
32	Honeywell Automation India Ltd. (Information Technology)	14,639
75,618	ICICI Bank Ltd. (Financials)	959,586
3,557	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	73,432

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
5,751	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	$36,944
53,513	IDFC First Bank Ltd. (Financials)*	52,309
3,564	Indian Bank (Financials)	22,573
12,763	Indian Hotels Co. Ltd. (Consumer Discretionary)	90,309
56,210	Indian Oil Corp. Ltd. (Energy)	112,228
4,522	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	50,578
26,298	Indian Railway Finance Corp. Ltd. (Financials)(a)	46,544
5,241	Indraprastha Gas Ltd. (Utilities)	26,927
12,515	Indus Towers Ltd. (Communication Services)*	38,156
8,450	IndusInd Bank Ltd. (Financials)	150,307
1,024	Info Edge India Ltd. (Communication Services)	65,056
52,421	Infosys Ltd. (Information Technology)	1,058,267
1,582	InterGlobe Aviation Ltd. (Industrials)*(a)	60,202
44,000	ITC Ltd. (Consumer Staples)	215,605
4,478	Jindal Stainless Ltd. (Materials)	34,594
5,700	Jindal Steel & Power Ltd. (Materials)	53,363
50,004	Jio Financial Services Ltd. (Financials)*	186,951
5,549	JSW Energy Ltd. (Utilities)	34,017
13,988	JSW Steel Ltd. (Materials)	134,977
5,851	Jubilant Foodworks Ltd. (Consumer Discretionary)	32,735
16,122	Kotak Mahindra Bank Ltd. (Financials)	328,492
362	L&T Technology Services Ltd. (Industrials)(a)	23,150
9,837	Larsen & Toubro Ltd. (Industrials)	412,569
3,462	Life Insurance Corp. of India (Financials)	42,705
306	Linde India Ltd. (Materials)	19,868
1,369	LTIMindtree Ltd. (Information Technology)(a)	87,520
3,609	Lupin Ltd. (Health Care)	70,558
3,458	Macrotech Developers Ltd. (Real Estate)(a)	48,596
8,497	Mahindra & Mahindra Financial Services Ltd. (Financials)	29,042
13,072	Mahindra & Mahindra Ltd. (Consumer Discretionary)	304,649
507	Mankind Pharma Ltd. (Health Care)*	13,058
7,831	Marico Ltd. (Consumer Staples)	49,357
1,936	Maruti Suzuki India Ltd. (Consumer Discretionary)	263,570
3,309	Max Financial Services Ltd. (Financials)*	38,699

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
10,932	Max Healthcare Institute Ltd. (Health Care)	$104,598
456	Mazagon Dock Shipbuilders Ltd. (Industrials)	11,466
1,271	Mphasis Ltd. (Information Technology)	40,121
33	MRF Ltd. (Consumer Discretionary)	58,139
1,675	Muthoot Finance Ltd. (Financials)	26,337
5,142	Nestle India Ltd. (Consumer Staples)	161,002
41,351	NHPC Ltd. (Utilities)	43,961
17,239	NMDC Ltd. (Materials)	46,967
69,788	NTPC Ltd. (Utilities)	282,464
1,835	Oberoi Realty Ltd. (Real Estate)	29,749
57,122	Oil & Natural Gas Corp. Ltd. (Energy)	182,286
3,005	One 97 Communications Ltd. (Financials)*	14,616
355	Oracle Financial Services Software Ltd. (Information Technology)	32,851
75	Page Industries Ltd. (Consumer Discretionary)	31,034
1,073	Patanjali Foods Ltd. (Consumer Staples)	19,899
3,556	PB Fintech Ltd. (Financials)*	50,066
758	Persistent Systems Ltd. (Information Technology)	78,897
8,763	Petronet LNG Ltd. (Energy)	28,900
1,218	PI Industries Ltd. (Materials)	53,950
2,288	Pidilite Industries Ltd. (Materials)	75,497
661	Polycab India Ltd. (Industrials)	37,865
21,773	Power Finance Corp. Ltd. (Financials)	105,220
66,742	Power Grid Corp. of India Ltd. (Utilities)	227,675
150	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	28,480
31,845	Punjab National Bank (Financials)	46,798
8,344	Rail Vikas Nigam Ltd. (Industrials)	24,579
18,714	REC Ltd. (Financials)	99,770
50,019	Reliance Industries Ltd. (Energy)	1,762,447
30,730	Samvardhana Motherson International Ltd. (Consumer Discretionary)	44,177
4,379	SBI Cards & Payment Services Ltd. (Financials)	38,006
6,669	SBI Life Insurance Co. Ltd. (Financials)(a)	124,872
615	Schaeffler India Ltd. (Industrials)	21,456

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
152	Shree Cement Ltd. (Materials)	$46,754
3,566	Shriram Finance Ltd. (Financials)	104,877
1,326	Siemens Ltd. (Industrials)	74,831
362	Solar Industries India Ltd. (Materials)	29,383
4,122	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(a)	34,270
2,233	SRF Ltd. (Materials)	64,355
26,345	State Bank of India (Financials)	237,694
21,673	Steel Authority of India Ltd. (Materials)	31,680
15,916	Sun Pharmaceutical Industries Ltd. (Health Care)	302,892
865	Supreme Industries Ltd. (Materials)	43,300
145,737	Suzlon Energy Ltd. (Industrials)*	79,533
1,685	Tata Communications Ltd. (Communication Services)	39,083
14,798	Tata Consultancy Services Ltd. (Information Technology)	730,849
8,857	Tata Consumer Products Ltd. (Consumer Staples)	127,119
513	Tata Elxsi Ltd. (Information Technology)	48,327
25,441	Tata Motors Ltd. (Consumer Discretionary)	291,548
6,969	Tata Motors Ltd., Class A (Consumer Discretionary)	53,140
25,438	Tata Power Co. Ltd. (The) (Utilities)	114,050
119,079	Tata Steel Ltd. (Materials)	202,280
711	Tata Technologies Ltd. (Information Technology)*	9,290
9,159	Tech Mahindra Ltd. (Information Technology)	140,711
556	Thermax Ltd. (Industrials)	24,390
5,492	Titan Co. Ltd. (Consumer Discretionary)	240,064
1,420	Torrent Pharmaceuticals Ltd. (Health Care)	45,659
2,690	Trent Ltd. (Consumer Discretionary)	125,935
1,527	Tube Investments of India Ltd. (Consumer Discretionary)	64,248
3,465	TVS Motor Co. Ltd. (Consumer Discretionary)*	89,395
1,683	UltraTech Cement Ltd. (Materials)	200,792
21,873	Union Bank of India Ltd. (Financials)	38,593
1,117	United Breweries Ltd. (Consumer Staples)	22,864
4,472	United Spirits Ltd. (Consumer Staples)	62,879
7,786	UPL Ltd. (Materials)	44,106

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
6,968	Varun Beverages Ltd. (Consumer Staples)	$118,366
562	Vedant Fashions Ltd. (Consumer Discretionary)	6,975
19,656	Vedanta Ltd. (Materials)	63,544
119,486	Vodafone Idea Ltd. (Communication Services)*	19,670
3,459	Voltas Ltd. (Industrials)	46,268
20,703	Wipro Ltd. (Information Technology)	129,487
617	WNS Holdings Ltd. ADR (Industrials)*	35,601
190,254	Yes Bank Ltd. (Financials)*	56,101
56,772	Zomato Ltd. (Consumer Discretionary)*	113,282
3,809	Zydus Lifesciences Ltd. (Health Care)	43,269

		20,976,458

Indonesia – 2.0%
165,022	Adaro Energy Indonesia Tbk PT (Energy)	25,412
100,320	Adaro Minerals Indonesia Tbk PT (Materials)*	9,895
182,667	Amman Mineral Internasional PT (Materials)*	98,802
130,266	Aneka Tambang Tbk (Materials)	12,102
302,724	Astra International Tbk PT (Industrials)	100,651
763,847	Bank Central Asia Tbk PT (Financials)	479,987
536,046	Bank Mandiri Persero Tbk PT (Financials)	238,773
224,277	Bank Negara Indonesia Persero Tbk PT (Financials)	85,629
1,036,602	Bank Rakyat Indonesia Persero Tbk PT (Financials)	404,021
402,522	Barito Pacific Tbk PT (Materials)	24,974
103,006	Chandra Asri Pacific Tbk PT (Materials)	30,020
113,080	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	34,827
189,058	Dayamitra Telekomunikasi PT (Communication Services)	7,639
230,276	Elang Mahkota Teknologi Tbk PT (Communication Services)	6,887
11,307,051	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	51,085
7,127	Gudang Garam Tbk PT (Consumer Staples)	9,218
39,673	Indah Kiat Pulp & Paper Tbk PT (Materials)	22,026
24,420	Indocement Tunggal Prakarsa Tbk PT (Materials)	14,102
35,456	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	26,059
68,465	Indofood Sukses Makmur Tbk PT (Consumer Staples)	28,863

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
20,400	Indosat Tbk PT (Communication Services)	$14,831
284,651	Kalbe Farma Tbk PT (Health Care)	26,989
51,021	Mayora Indah Tbk PT (Consumer Staples)	7,987
155,906	Merdeka Battery Materials Tbk PT (Materials)*	6,052
185,780	Merdeka Copper Gold Tbk PT (Materials)*	26,717
23,808	Pantai Indah Kapuk Dua Tbk PT (Materials)*	7,954
300,430	Sarana Menara Nusantara Tbk PT (Communication Services)	17,588
50,048	Semen Indonesia Persero Tbk PT (Materials)	19,427
283,490	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	49,608
700,052	Telkom Indonesia Persero Tbk PT (Communication Services)	178,187
72,950	Tower Bersama Infrastructure Tbk PT (Communication Services)	8,634
117,963	Trimegah Bangun Persada Tbk PT (Materials)	6,756
88,768	Unilever Indonesia Tbk PT (Consumer Staples)	15,421
21,167	United Tractors Tbk PT (Energy)	31,686
31,588	Vale Indonesia Tbk PT (Materials)	8,141

		2,136,950

Kuwait – 0.9%
22,791	Agility Public Warehousing Co. KSC (Industrials)*	44,523
19,433	Boubyan Bank KSCP (Financials)	40,616
31,389	Gulf Bank KSCP (Financials)	30,098
152,347	Kuwait Finance House KSCP (Financials)	401,109
9,772	Mabanee Co KPSC (Real Estate)	25,982
31,442	Mobile Telecommunications Co. KSCP (Communication Services)	51,407
110,081	National Bank of Kuwait SAKP (Financials)	350,656

		944,391

Luxembourg – 0.0%
2,033	Reinet Investments SCA (Financials)	51,296

Mexico – 2.8%
71,068	Alfa SAB de CV, Class A (Industrials)	52,927

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
475,006	America Movil SAB de CV, Series B (Communication Services)	$444,209
6,975	Arca Continental SAB de CV (Consumer Staples)	75,041
26,449	Becle SAB de CV (Consumer Staples)	61,742
222,960	Cemex SAB de CV, Series CPO (Materials)*	170,226
7,831	Coca-Cola Femsa SAB de CV (Consumer Staples)	76,335
3,206	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	23,423
43,040	Fibra Uno Administracion SA de CV REIT (Real Estate)	77,675
31,891	Fomento Economico Mexicano SAB de CV (Consumer Staples)	397,701
2,650	Gruma SAB de CV, Class B (Consumer Staples)	47,131
5,749	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	84,777
2,742	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	80,347
20,088	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	83,923
7,426	Grupo Carso SAB de CV, Series A1 (Industrials)	64,163
6,664	Grupo Comercial Chedraui SA de CV (Consumer Staples)	51,105
769	Grupo Elektra SAB DE CV (Financials)	53,563
42,528	Grupo Financiero Banorte SAB de CV, Class O (Financials)	439,123
29,355	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	88,943
46,395	Grupo Mexico SAB de CV, Series B (Materials)	224,927
2,802	Industrias Penoles SAB de CV (Materials)*	35,066
24,315	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	53,968
13,687	Orbia Advance Corp. SAB de CV (Materials)	25,278
73,498	Wal-Mart de Mexico SAB de CV (Consumer Staples)	293,923

		3,005,516

Philippines – 0.7%
147,152	ACEN Corp. (Utilities)	10,889
3,585	Ayala Corp. (Industrials)	43,238
86,936	Ayala Land, Inc. (Real Estate)	54,127
30,018	Bank of the Philippine Islands (Financials)	66,802
31,040	BDO Unibank, Inc. (Financials)	84,481

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
12,213	International Container Terminal Services, Inc. (Industrials)	$62,787
45,912	JG Summit Holdings, Inc. (Industrials)	33,486
7,077	Jollibee Foods Corp. (Consumer Discretionary)	34,469
4,537	Manila Electric Co. (Utilities)	31,476
28,005	Metropolitan Bank & Trust Co. (Financials)	30,887
1,294	PLDT, Inc. (Communication Services)	30,224
7,144	SM Investments Corp. (Industrials)	119,458
168,187	SM Prime Holdings, Inc. (Real Estate)	94,543
13,747	Universal Robina Corp. (Consumer Staples)	28,612

		725,479

Qatar – 0.9%
50,509	Commercial Bank PSQC (The) (Financials)	70,138
26,503	Dukhan Bank (Financials)	30,281
29,804	Industries Qatar QSC (Industrials)	105,595
103,520	Masraf Al Rayan QSC (Financials)	71,932
67,348	Mesaieed Petrochemical Holding Co. (Materials)	34,960
10,479	Ooredoo QPSC (Communication Services)	32,723
7,279	Qatar Electricity & Water Co. QSC (Utilities)	34,606
8,795	Qatar Fuel QSC (Energy)	36,137
52,956	Qatar Gas Transport Co. Ltd. (Energy)	58,177
16,640	Qatar International Islamic Bank QSC (Financials)	52,146
24,616	Qatar Islamic Bank (Financials)	136,230
65,472	Qatar National Bank QPSC (Financials)	273,864

		936,789

Russia – 0.0%
12,708	Alrosa PJSC (Materials)(c)	—
801	Gazprom Neft PJSC (Energy)(c)	—
49,291	Gazprom PJSC (Energy)*(c)	—
1,413	LUKOIL PJSC (Energy)(c)	—
263	MMC Norilsk Nickel PJSC (Materials)(c)	—
4,560	Mobile TeleSystems PJSC (Communication Services)(c)	—
3,099	Novatek PJSC (Energy)(c)	—
5,287	Novolipetsk Steel PJSC (Materials)*(c)	—
780	PIK Group PJSC (Consumer Discretionary)*(c)	—

Shares	Description	Value

Common Stocks – (continued)

Russia – (continued)
1,389	Polymetal International PLC (Materials)*(c)	$—
128	Polyus PJSC (Materials)*(c)	—
5,078	Rosneft Oil Co. PJSC (Energy)(c)	—
44,370	Sberbank of Russia PJSC (Financials)(c)	—
969	Severstal PAO (Materials)*(c)	—
146,300	Surgutneftegas PJSC (Energy)(c)	—
6,047	Tatneft PJSC (Energy)(c)	—
6,503	United Co RUSAL International PJSC (Materials)*(c)	—
1,289	Yandex NV, Class A (Communication Services)*(c)	—

		—

Saudi Arabia – 4.2%
1,978	ACWA Power Co. (Utilities)	139,240
5,442	Ades Holding Co. (Energy)*	29,022
1,986	Advanced Petrochemical Co. (Materials)	20,256
28,626	Al Rajhi Bank (Financials)	679,336
14,448	Alinma Bank (Financials)	169,317
3,669	Almarai Co. JSC (Consumer Staples)	57,525
9,972	Arab National Bank (Financials)	74,053
361	Arabian Internet & Communications Services Co. (Information Technology)	35,308
7,374	Bank AlBilad (Financials)	97,132
8,701	Banque Saudi Fransi (Financials)	88,395
1,117	Bupa Arabia for Cooperative Insurance Co. (Financials)	68,385
1,072	Co. for Cooperative Insurance (The) (Financials)	46,307
1,227	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	107,771
404	Elm Co. (Information Technology)	113,865
5,692	Etihad Etisalat Co. (Communication Services)	83,931
9,102	Jarir Marketing Co. (Consumer Discretionary)	37,813
1,380	Mouwasat Medical Services Co. (Health Care)	45,408
566	Nahdi Medical Co. (Consumer Staples)	21,431
6,557	Rabigh Refining & Petrochemical Co. (Energy)*	14,459
21,674	Riyad Bank (Financials)	179,735
3,454	SABIC Agri-Nutrients Co. (Materials)	115,308
5,293	Sahara International Petrochemical Co. (Materials)	43,258
17,859	Saudi Arabian Mining Co. (Materials)*	236,910

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
63,973	Saudi Arabian Oil Co. (Energy)(a)	$540,742
760	Saudi Aramco Base Oil Co. (Materials)	34,045
14,758	Saudi Awwal Bank (Financials)	162,325
13,276	Saudi Basic Industries Corp. (Materials)	278,951
11,542	Saudi Electricity Co. (Utilities)	61,552
5,446	Saudi Industrial Investment Group (Materials)	30,059
11,395	Saudi Kayan Petrochemical Co. (Materials)*	29,321
43,346	Saudi National Bank (The) (Financials)	489,482
711	Saudi Tadawul Group Holding Co. (Financials)	45,879
26,553	Saudi Telecom Co. (Communication Services)	300,556
4,066	Savola Group (The) (Consumer Staples)	57,462
4,175	Yanbu National Petrochemical Co. (Materials)	41,691

		4,576,230

South Africa – 2.4%
11,498	Absa Group Ltd. (Financials)	98,032
1,582	African Rainbow Minerals Ltd. (Materials)	13,923
819	Anglo American Platinum Ltd. (Materials)	31,460
5,393	Aspen Pharmacare Holdings Ltd. (Health Care)	55,097
4,932	Bid Corp. Ltd. (Consumer Staples)	115,357
4,990	Bidvest Group Ltd. (The) (Industrials)	60,779
1,427	Capitec Bank Holdings Ltd. (Financials)	150,094
3,665	Clicks Group Ltd. (Consumer Staples)	57,331
7,983	Discovery Ltd. (Financials)	56,553
3,612	Exxaro Resources Ltd. (Energy)	33,462
73,810	FirstRand Ltd. (Financials)	249,243
12,972	Gold Fields Ltd. (Materials)	170,266
13,080	Impala Platinum Holdings Ltd. (Materials)	44,169
3,159	Investec Ltd. (Financials)	19,863
861	Kumba Iron Ore Ltd. (Materials)	24,099
24,817	MTN Group Ltd. (Communication Services)	108,020
4,780	MultiChoice Group (Communication Services)*	26,016
2,635	Naspers Ltd., Class N (Consumer Discretionary)	433,377
6,414	Nedbank Group Ltd. (Financials)	73,285
4,986	Northam Platinum Holdings Ltd. (Materials)	28,507

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
74,011	Old Mutual Ltd. (Financials)	$46,065
12,666	OUTsurance Group Ltd. (Financials)	27,493
24,010	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	23,367
7,585	Remgro Ltd. (Financials)	57,513
24,263	Sanlam Ltd. (Financials)	93,024
8,702	Sasol Ltd. (Materials)	65,651
7,118	Shoprite Holdings Ltd. (Consumer Staples)	95,811
42,475	Sibanye Stillwater Ltd. (Materials)(b)	43,994
19,935	Standard Bank Group Ltd. (Financials)	209,723
8,896	Vodacom Group Ltd. (Communication Services)	43,599
13,588	Woolworths Holdings Ltd. (Consumer Discretionary)	45,452

		2,600,625

South Korea – 12.1%
557	Alteogen, Inc. (Health Care)*	67,178
452	Amorepacific Corp. (Consumer Staples)	40,597
401	AMOREPACIFIC Group (Consumer Staples)	8,025
105	BGF retail Co. Ltd. (Consumer Staples)	10,416
4,319	BNK Financial Group, Inc. (Financials)	24,326
307	Celltrion Pharm, Inc. (Health Care)*	25,568
2,231	Celltrion, Inc. (Health Care)	301,074
1,022	Cheil Worldwide, Inc. (Communication Services)	14,199
55	Chunbo Co. Ltd. (Materials)*	3,730
106	CJ CheilJedang Corp. (Consumer Staples)	23,841
203	CJ Corp. (Industrials)*	14,772
151	CJ ENM Co. Ltd. (Communication Services)*	9,004
105	CJ Logistics Corp. (Industrials)*	9,809
310	CosmoAM&T Co. Ltd. (Information Technology)*	41,229
813	Coway Co. Ltd. (Consumer Discretionary)	33,091
355	CS Wind Corp. (Industrials)	13,783
2,900	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	8,668
554	DB HiTek Co. Ltd. (Information Technology)	19,304
660	DB Insurance Co. Ltd. (Financials)*	48,970
402	DL E&C Co. Ltd. (Industrials)	11,170
463	Dongsuh Cos., Inc. (Consumer Staples)	6,081

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
718	Doosan Bobcat, Inc. (Industrials)	$25,315
100	Doosan Co. Ltd. (Industrials)*	6,834
6,406	Doosan Enerbility Co. Ltd. (Industrials)*	78,127
617	Doosan Fuel Cell Co. Ltd. (Industrials)*	9,198
301	Doosan Robotics, Inc. (Industrials)*	16,705
665	Ecopro BM Co. Ltd. (Industrials)*	133,090
283	Ecopro Co. Ltd. (Industrials)*	131,341
356	Ecopro Materials Co. Ltd. (Industrials)*	51,625
257	E-MART, Inc. (Consumer Staples)*	14,282
250	F&F Co. Ltd. (Consumer Discretionary)	13,593
612	Fila Holdings Corp. (Consumer Discretionary)	17,649
57	Green Cross Corp. (Health Care)	5,047
869	GS Engineering & Construction Corp. (Industrials)*	10,409
663	GS Holdings Corp. (Industrials)	23,924
615	GS Retail Co. Ltd. (Consumer Staples)	10,299
4,268	Hana Financial Group, Inc. (Financials)	181,412
355	Hanjin Kal Corp. (Industrials)	16,849
1,017	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	41,395
101	Hanmi Pharm Co. Ltd. (Health Care)	25,333
302	Hanmi Science Co. Ltd. (Health Care)	9,344
614	Hanmi Semiconductor Co. Ltd. (Information Technology)*	39,101
2,393	Hanon Systems (Consumer Discretionary)	11,088
149	Hansol Chemical Co. Ltd. (Materials)*	19,056
103	Hanssem Co. Ltd. (Consumer Discretionary)	3,744
506	Hanwha Aerospace Co. Ltd. (Industrials)	71,249
508	Hanwha Corp. (Industrials)	11,216
4,123	Hanwha Life Insurance Co. Ltd. (Financials)*	9,753
2,077	Hanwha Ocean Co. Ltd. (Industrials)*	36,811
1,528	Hanwha Solutions Corp. (Materials)	31,843
816	Hanwha Systems Co. Ltd. (Industrials)	10,215
612	HD Hyundai Co. Ltd. (Energy)	32,494
301	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	26,651

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,836	HD Hyundai Infracore Co. Ltd. (Industrials)*	$11,099
665	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	55,883
404	Hite Jinro Co. Ltd. (Consumer Staples)	6,059
463	HL Mando Co. Ltd. (Consumer Discretionary)	11,526
1,729	HLB, Inc. (Health Care)*	105,823
4,236	HMM Co. Ltd. (Industrials)*	58,119
413	Hotel Shilla Co. Ltd. (Consumer Discretionary)	18,640
99	Hugel, Inc. (Health Care)*	13,672
259	HYBE Co. Ltd. (Communication Services)	38,726
46	Hyosung Advanced Materials Corp. (Materials)	11,521
47	Hyosung TNC Corp. (Materials)	10,236
101	Hyundai Autoever Corp. (Information Technology)*	11,324
201	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	7,910
306	Hyundai Elevator Co. Ltd. (Industrials)*	9,169
1,073	Hyundai Engineering & Construction Co. Ltd. (Industrials)*	27,961
261	Hyundai Glovis Co. Ltd. (Industrials)*	37,339
869	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)*	20,557
352	Hyundai Mipo Dockyard Co. Ltd. (Industrials)	16,627
917	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	166,996
1,987	Hyundai Motor Co. (Consumer Discretionary)	373,794
1,022	Hyundai Rotem Co. Ltd. (Industrials)	25,673
1,227	Hyundai Steel Co. (Materials)*	33,126
3,760	Industrial Bank of Korea (Financials)*	39,531
407	JYP Entertainment Corp. (Communication Services)*	22,526
4,432	Kakao Corp. (Communication Services)	177,400
557	Kakao Games Corp. (Communication Services)*	9,809
3,253	KakaoBank Corp. (Financials)	69,501
312	Kakaopay Corp. (Financials)*	10,321
1,785	Kangwon Land, Inc. (Consumer Discretionary)*	23,298
5,497	KB Financial Group, Inc. (Financials)	262,135
53	KCC Corp. (Materials)	10,567

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
201	KEPCO Engineering & Construction Co., Inc. (Industrials)*	$10,702
256	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)*	7,152
3,658	Kia Corp. (Consumer Discretionary)*	342,010
201	KIWOOM Securities Co. Ltd. (Financials)*	18,974
1,064	Korea Aerospace Industries Ltd. (Industrials)*	40,991
3,912	Korea Electric Power Corp. (Utilities)	72,858
413	Korea Gas Corp. (Utilities)*	8,994
608	Korea Investment Holdings Co. Ltd. (Financials)*	32,418
148	Korea Zinc Co. Ltd. (Materials)	49,737
2,804	Korean Air Lines Co. Ltd. (Industrials)	48,432
419	Krafton, Inc. (Communication Services)*	71,428
961	KT Corp. (Communication Services)	28,218
1,440	KT&G Corp. (Consumer Staples)	100,571
453	Kum Yang Co. Ltd. (Materials)*	32,829
250	Kumho Petrochemical Co. Ltd. (Materials)*	27,767
361	L&F Co. Ltd. (Industrials)*	46,006
150	LEENO Industrial, Inc. (Information Technology)	23,430
687	LG Chem Ltd. (Materials)	233,712
1,320	LG Corp. (Industrials)	92,884
3,313	LG Display Co. Ltd. (Information Technology)	28,313
1,580	LG Electronics, Inc. (Consumer Discretionary)	112,603
607	LG Energy Solution Ltd. (Industrials)*	183,021
149	LG H&H Co. Ltd. (Consumer Staples)	35,695
205	LG Innotek Co. Ltd. (Information Technology)	31,098
3,359	LG Uplus Corp. (Communication Services)	26,032
259	Lotte Chemical Corp. (Materials)	23,807
460	Lotte Corp. (Industrials)	10,433
303	Lotte Energy Materials Corp. (Information Technology)	7,919
153	Lotte Shopping Co. Ltd. (Consumer Discretionary)	8,916
258	LS Corp. (Industrials)	17,031
1,422	Meritz Financial Group, Inc. (Financials)	88,742
3,860	Mirae Asset Securities Co. Ltd. (Financials)*	26,147

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,989	NAVER Corp. (Communication Services)	$291,270
204	NCSoft Corp. (Communication Services)	29,721
310	Netmarble Corp. (Communication Services)*(a)	14,364
1,988	NH Investment & Securities Co. Ltd. (Financials)*	17,527
50	NongShim Co. Ltd. (Consumer Staples)	13,067
198	OCI Holdings Co. Ltd. (Materials)	13,977
350	Orion Corp. (Consumer Staples)	24,418
3,203	Pan Ocean Co. Ltd. (Industrials)	11,702
455	Pearl Abyss Corp. (Communication Services)*	10,370
760	Posco DX Co. Ltd. (Information Technology)*	30,877
410	POSCO Future M Co. Ltd. (Industrials)*	97,604
1,041	POSCO Holdings, Inc. (Materials)	337,332
764	Posco International Corp. (Industrials)*	32,187
257	S-1 Corp. (Industrials)	11,213
256	Samsung Biologics Co. Ltd. (Health Care)*(a)	148,801
1,219	Samsung C&T Corp. (Industrials)	143,449
358	Samsung Card Co. Ltd. (Financials)*	10,095
817	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	85,897
70,972	Samsung Electronics Co. Ltd. (Information Technology)	3,912,094
2,336	Samsung Engineering Co. Ltd. (Industrials)*	43,155
458	Samsung Fire & Marine Insurance Co. Ltd. (Financials)*	102,496
9,712	Samsung Heavy Industries Co. Ltd. (Industrials)*	57,618
1,165	Samsung Life Insurance Co. Ltd. (Financials)	84,777
761	Samsung SDI Co. Ltd. (Information Technology)	215,453
557	Samsung SDS Co. Ltd. (Information Technology)	66,927
919	Samsung Securities Co. Ltd. (Financials)	28,676
557	SD Biosensor, Inc. (Health Care)*	5,250
6,659	Shinhan Financial Group Co. Ltd. (Financials)	217,783
103	Shinsegae, Inc. (Consumer Discretionary)	13,521
410	SK Biopharmaceuticals Co. Ltd. (Health Care)*	29,836

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
356	SK Bioscience Co. Ltd. (Health Care)*	$16,415
151	SK Chemicals Co. Ltd. (Materials)	7,700
7,854	SK Hynix, Inc. (Information Technology)	921,294
407	SK IE Technology Co. Ltd. (Industrials)*(a)	22,404
820	SK Innovation Co. Ltd. (Energy)*	72,110
1,481	SK Networks Co. Ltd. (Industrials)*	7,285
1,520	SK Square Co. Ltd. (Industrials)*	79,790
1,578	SK Telecom Co. Ltd. (Communication Services)	62,452
513	SK, Inc. (Industrials)	73,891
256	SKC Co. Ltd. (Materials)*	15,918
612	S-Oil Corp. (Energy)	35,113
55	Soulbrain Co. Ltd. (Materials)	11,235
1,317	SSANGYONG C&E Co. Ltd. (Materials)	6,903
198	Studio Dragon Corp. (Communication Services)*	6,721
257	Wemade Co. Ltd. (Communication Services)*	8,984
463	WONIK IPS Co. Ltd. (Information Technology)*	11,405
9,405	Woori Financial Group, Inc. (Financials)	105,238
849	Yuhan Corp. (Health Care)	42,973

		13,054,853

Taiwan – 17.0%
7,577	Accton Technology Corp. (Information Technology)	124,408
44,863	Acer, Inc. (Information Technology)	64,081
6,458	Advantech Co. Ltd. (Information Technology)	79,679
1,064	Alchip Technologies Ltd. (Information Technology)	139,356
54,372	ASE Technology Holding Co. Ltd. (Information Technology)	239,096
38,511	Asia Cement Corp. (Materials)	49,282
4,377	Asia Vital Components Co. Ltd. (Information Technology)	73,667
405	ASMedia Technology, Inc. (Information Technology)	30,174
456	ASPEED Technology, Inc. (Information Technology)	39,455
10,527	Asustek Computer, Inc. (Information Technology)	151,530
87,701	AUO Corp. (Information Technology)*	48,554
9,917	Catcher Technology Co. Ltd. (Information Technology)	61,806
163,504	Cathay Financial Holding Co. Ltd. (Financials)*	233,027

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
22,284	Chailease Holding Co. Ltd. (Financials)	$123,019
88,202	Chang Hwa Commercial Bank Ltd. (Financials)	49,668
32,449	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	48,197
8,847	Chicony Electronics Co. Ltd. (Information Technology)	52,478
42,879	China Airlines Ltd. (Industrials)	27,130
241,418	China Development Financial Holding Corp. (Financials)*	95,851
179,570	China Steel Corp. (Materials)	139,750
6,107	Chroma ATE, Inc. (Information Technology)	45,016
56,059	Chunghwa Telecom Co. Ltd. (Communication Services)	213,705
59,725	Compal Electronics, Inc. (Information Technology)	68,965
268,180	CTBC Financial Holding Co. Ltd. (Financials)	249,434
28,335	Delta Electronics, Inc. (Information Technology)	263,992
13,526	E Ink Holdings, Inc. (Information Technology)	105,266
221,784	E.Sun Financial Holding Co. Ltd. (Financials)	177,163
3,363	Eclat Textile Co. Ltd. (Consumer Discretionary)	57,452
4,321	Elite Material Co. Ltd. (Information Technology)	67,666
913	eMemory Technology, Inc. (Information Technology)	78,275
39,885	Eva Airways Corp. (Industrials)	39,684
14,847	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	77,735
44,105	Far Eastern New Century Corp. (Industrials)	45,487
24,013	Far EasTone Telecommunications Co. Ltd. (Communication Services)	59,787
9,408	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	49,258
159,630	First Financial Holding Co. Ltd. (Financials)	136,857
65,421	Formosa Chemicals & Fibre Corp. (Materials)	118,385
20,801	Formosa Petrochemical Corp. (Energy)	48,894
79,867	Formosa Plastics Corp. (Materials)	181,163
1,475	Formosa Sumco Technology Corp. (Information Technology)	7,303
14,188	Foxconn Technology Co. Ltd. (Information Technology)	22,308
124,221	Fubon Financial Holding Co. Ltd. (Financials)	267,231

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
4,827	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	$31,152
7,939	Gigabyte Technology Co. Ltd. (Information Technology)	86,650
1,323	Global Unichip Corp. (Information Technology)	66,549
3,102	Globalwafers Co. Ltd. (Information Technology)	54,759
4,777	Gold Circuit Electronics Ltd. (Information Technology)	38,839
26,451	Highwealth Construction Corp. (Real Estate)	33,221
4,176	Hiwin Technologies Corp. (Industrials)	31,707
174,281	Hon Hai Precision Industry Co. Ltd. (Information Technology)	567,897
4,785	Hotai Motor Co. Ltd. (Consumer Discretionary)	101,575
148,796	Hua Nan Financial Holdings Co. Ltd. (Financials)	103,561
129,306	Innolux Corp. (Information Technology)*	61,975
47,047	Inventec Corp. (Information Technology)	81,861
1,425	Largan Precision Co. Ltd. (Information Technology)	116,761
32,812	Lite-On Technology Corp. (Information Technology)	113,666
1,322	Lotes Co. Ltd. (Information Technology)	42,868
27,265	Macronix International Co. Ltd. (Information Technology)	24,540
21,960	MediaTek, Inc. (Information Technology)	791,990
159,021	Mega Financial Holding Co. Ltd. (Financials)	194,692
3,308	Merida Industry Co. Ltd. (Consumer Discretionary)	21,820
10,789	Micro-Star International Co. Ltd. (Information Technology)	65,192
1,165	momo.com, Inc. (Consumer Discretionary)	16,382
82,708	Nan Ya Plastics Corp. (Materials)	156,208
3,203	Nan Ya Printed Circuit Board Corp. (Information Technology)	21,431
17,446	Nanya Technology Corp. (Information Technology)	37,144
2,843	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	33,233
8,493	Novatek Microelectronics Corp. (Information Technology)	161,480
4,683	Oneness Biotech Co. Ltd. (Health Care)	26,149
29,046	Pegatron Corp. (Information Technology)	78,566
3,764	PharmaEssentia Corp. (Health Care)*	39,117

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,487	Phison Electronics Corp. (Information Technology)	$49,410
3,971	Polaris Group (Health Care)*	8,869
35,206	Pou Chen Corp. (Consumer Discretionary)	33,970
44,363	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	38,736
9,973	Powertech Technology, Inc. (Information Technology)	49,219
8,343	President Chain Store Corp. (Consumer Staples)	71,132
34,844	Quanta Computer, Inc. (Information Technology)	255,740
6,710	Realtek Semiconductor Corp. (Information Technology)	120,786
24,925	Ruentex Development Co. Ltd. (Real Estate)*	28,663
10,227	Ruentex Industries Ltd. (Consumer Discretionary)*	19,154
68,120	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	96,977
200,786	Shin Kong Financial Holding Co. Ltd. (Financials)*	52,659
7,885	Sino-American Silicon Products, Inc. (Information Technology)	46,273
159,008	SinoPac Financial Holdings Co. Ltd. (Financials)	101,111
18,927	Synnex Technology International Corp. (Information Technology)	46,585
27,926	TA Chen Stainless Pipe (Materials)	31,716
192,080	Taishin Financial Holding Co. Ltd. (Financials)	105,734
92,575	Taiwan Business Bank (Financials)	41,002
104,764	Taiwan Cement Corp. (Materials)	106,390
156,881	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	128,792
9,915	Taiwan Fertilizer Co. Ltd. (Materials)	20,890
31,586	Taiwan High Speed Rail Corp. (Industrials)	30,178
25,846	Taiwan Mobile Co. Ltd. (Communication Services)	80,949
349,479	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	7,628,735
30,933	Tatung Co. Ltd. (Industrials)*	50,789
26,093	Teco Electric and Machinery Co. Ltd. (Industrials)	40,614
7,122	Tripod Technology Corp. (Information Technology)	46,865

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
19,538	Unimicron Technology Corp. (Information Technology)	$110,950
69,798	Uni-President Enterprises Corp. (Consumer Staples)	169,364
170,207	United Microelectronics Corp. (Information Technology)	263,041
13,983	Vanguard International Semiconductor Corp. (Information Technology)	31,939
1,473	VisEra Technologies Co. Ltd. (Information Technology)	14,306
1,066	Voltronic Power Technology Corp. (Industrials)	54,127
41,249	Walsin Lihwa Corp. (Industrials)	48,283
5,742	Walsin Technology Corp. (Information Technology)	20,345
21,016	Wan Hai Lines Ltd. (Industrials)	33,509
5,241	Win Semiconductors Corp. (Information Technology)	25,202
42,532	Winbond Electronics Corp. (Information Technology)	37,608
39,778	Wistron Corp. (Information Technology)	145,347
1,380	Wiwynn Corp. (Information Technology)	101,723
23,343	WPG Holdings Ltd. (Information Technology)	68,531
7,319	WT Microelectronics Co. Ltd. (Information Technology)	39,710
5,844	Yageo Corp. (Information Technology)	103,164
26,967	Yang Ming Marine Transport Corp. (Industrials)	42,528
163,037	Yuanta Financial Holding Co. Ltd. (Financials)	141,583
5,344	Yulon Finance Corp. (Financials)	27,980
8,596	Yulon Motor Co. Ltd. (Consumer Discretionary)	19,226
9,559	Zhen Ding Technology Holding Ltd. (Information Technology)	30,392

		18,313,015

Thailand – 1.7%
15,488	Advanced Info Service PCL, NVDR (Communication Services)	86,800
62,593	Airports of Thailand PCL, NVDR (Industrials)	110,823
126,837	Asset World Corp. PCL, NVDR (Consumer Discretionary)	13,651
15,278	B Grimm Power PCL, NVDR (Utilities)	10,969
15,283	Bangkok Bank PCL, NVDR (Financials)	60,936
101,564	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	80,707

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
116,460	Bangkok Expressway & Metro PCL, NVDR (Industrials)	$26,140
4,803	Bangkok Life Assurance PCL, NVDR (Financials)	2,397
61,540	Banpu PCL, NVDR (Energy)	9,609
15,269	Berli Jucker PCL, NVDR (Consumer Staples)	10,303
121,815	BTS Group Holdings PCL, NVDR (Industrials)	17,492
7,300	Bumrungrad Hospital PCL, NVDR (Health Care)	45,593
5,216	Carabao Group PCL, NVDR (Consumer Staples)	10,108
25,211	Central Pattana PCL, NVDR (Real Estate)	45,515
9,885	Central Plaza Hotel PCL, NVDR (Consumer Discretionary)*	11,852
45,860	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	44,434
56,577	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	29,815
10,851	Com7 PCL, NVDR (Consumer Discretionary)	6,263
81,017	CP ALL PCL, NVDR (Consumer Staples)	129,889
20,631	CP Axtra PCL, NVDR (Consumer Staples)	19,127
5,285	Delta Electronics Thailand PCL, NVDR (Information Technology)*	10,499
4,652	Electricity Generating PCL, NVDR (Utilities)	15,241
25,018	Energy Absolute PCL, NVDR (Utilities)	24,589
10,151	Global Power Synergy PCL, NVDR (Utilities)	14,435
71,225	Gulf Energy Development PCL, NVDR (Utilities)	85,395
71,150	Home Product Center PCL, NVDR (Consumer Discretionary)	22,219
25,563	Indorama Ventures PCL, NVDR (Materials)	16,607
14,853	Intouch Holdings PCL, NVDR (Communication Services)	28,058
159,475	IRPC PCL, NVDR (Energy)	8,671
10,050	JMT Network Services PCL, NVDR (Financials)	6,277
20,794	Kasikornbank PCL, NVDR (Financials)	71,314
10,122	KCE Electronics PCL, NVDR (Information Technology)	10,654
70,775	Krung Thai Bank PCL, NVDR (Financials)	31,771
14,918	Krungthai Card PCL, NVDR (Financials)	17,782

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
76,905	Land & Houses PCL, NVDR (Real Estate)	$16,297
46,303	Minor International PCL, NVDR (Consumer Discretionary)	40,990
10,320	Muangthai Capital PCL, NVDR (Financials)	13,164
20,218	Ngern Tid Lor PCL, NVDR (Financials)	12,684
25,317	Osotspa PCL, NVDR (Consumer Staples)	14,330
20,427	PTT Exploration & Production PCL, NVDR (Energy)	86,002
30,286	PTT Global Chemical PCL, NVDR (Materials)	32,089
41,319	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	20,852
142,762	PTT PCL, NVDR (Energy)	136,333
10,370	Ratch Group PCL, NVDR (Utilities)	8,385
15,481	SCB X PCL, NVDR (Financials)	48,560
15,842	SCG Packaging PCL, NVDR (Materials)	12,368
5,312	Siam Cement PCL (The), NVDR (Materials)	39,842
26,328	Siam Global House PCL, NVDR (Consumer Discretionary)	12,479
10,805	Srisawad Corp. PCL, NVDR (Financials)	11,448
127,622	Thai Beverage PCL (Consumer Staples)	47,932
36,056	Thai Life Insurance PCL, NVDR (Financials)	9,048
15,677	Thai Oil PCL, NVDR (Energy)	24,478
40,671	Thai Union Group PCL, NVDR (Consumer Staples)	16,330
5,689	Tisco Financial Group PCL, NVDR (Financials)	15,942
600,350	TMBThanachart Bank PCL, NVDR (Financials)	30,800
9,801	TOA Paint Thailand PCL, NVDR (Materials)	5,465
152,263	True Corp. PCL, NVDR (Communication Services)*	29,930
121,679	WHA Corp. PCL, NVDR (Real Estate)	15,606

		1,837,289

Turkey – 1.1%
1,329	AG Anadolu Grubu Holding AS (Industrials)	10,876
9,872	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	4,237
40,132	Akbank TAS (Financials)	53,450

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
565	Akcansa Cimento AS (Materials)	$2,841
4,583	Akfen Yenilenebilir Enerji AS (Utilities)*	4,005
1,983	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	6,758
2,954	Aksa Enerji Uretim AS (Utilities)	3,563
2,035	Alarko Holding AS (Industrials)	8,643
1,067	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)	3,619
2,547	Anadolu Anonim Turk Sigorta Sirketi (Financials)*	5,588
3,051	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	15,216
144	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	336
1,470	Arcelik AS (Consumer Discretionary)	7,957
18,370	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	35,305
3,201	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	12,437
2,187	Aydem Yenilenebilir Enerji AS (Utilities)*	2,032
1,121	Aygaz AS (Utilities)	5,512
1,221	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	879
6,353	Bera Holding AS (Industrials)	4,115
6,059	BIM Birlesik Magazalar AS (Consumer Staples)	75,350
406	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	9,272
53	Borusan Yatirim ve Pazarlama AS (Financials)	7,338
758	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	3,108
3,108	Can2 Termik AS (Utilities)*	1,799
48	Celebi Hava Servisi AS (Industrials)	2,094
5,802	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	6,505
1,072	Coca-Cola Icecek AS (Consumer Staples)	22,216
452	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	4,477
607	Deva Holding AS (Health Care)	1,512
14,652	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	6,359
707	Dogu Aras Enerji Yatirimlari AS (Utilities)	1,534

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
1,119	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	$9,579
261	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	2,234
4	EGE Endustri VE Ticaret AS (Consumer Discretionary)	2,225
2,286	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	3,932
30,065	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	10,689
3,669	Enerjisa Enerji AS (Utilities)(a)	7,333
563	Enerya Enerji AS (Utilities)*	2,669
7,880	Enka Insaat ve Sanayi AS (Industrials)	9,541
24,568	Eregli Demir ve Celik Fabrikalari TAS (Materials)*	35,821
914	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	5,097
916	Ford Otomotiv Sanayi AS (Consumer Discretionary)	29,839
1,368	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	3,151
1,978	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	4,910
1,166	Gubre Fabrikalari TAS (Materials)*	7,492
15,204	Haci Omer Sabanci Holding AS (Financials)	38,716
14,951	Hektas Ticaret TAS (Materials)*	9,147
558	Investco Holding AS (Financials)*	6,756
7,224	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	4,005
8,645	Is Yatirim Menkul Degerler AS (Financials)	10,295
2,035	Izdemir Enerji Elektrik Uretim AS (Utilities)*	2,073
8,648	Izmir Demir Celik Sanayi AS (Materials)*	1,848
351	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	2,164
1,624	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (Industrials)*	4,109
3,465	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)	2,497
615	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)	417

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
11,647	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)	$10,021
1,573	Kayseri Seker Fabrikasi AS (Consumer Staples)	1,799
3,504	Kiler Holding AS (Industrials)*	6,959
968	Kimteks Poliuretan Sanayi VE Ticaret AS (Materials)	2,077
9,871	KOC Holding AS (Industrials)	53,181
2,334	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	4,407
1,065	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	9,790
3	Konya Cimento Sanayii AS (Materials)*	952
1,012	Kordsa Teknik Tekstil AS (Consumer Discretionary)	3,114
15,007	Koza Altin Isletmeleri AS (Materials)	11,008
2,898	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	4,739
1,170	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	4,025
4,015	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)	2,019
2,134	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(a)	9,700
3,557	MIA Teknoloji AS (Information Technology)*	8,921
1,374	Migros Ticaret AS (Consumer Staples)	21,708
1,173	MLP Saglik Hizmetleri AS (Health Care)*(a)	6,425
401	Nuh Cimento Sanayi AS (Materials)	4,226
17,345	ODAS Elektrik Uretim ve Sanayi Ticaret AS (Utilities)*	5,606
503	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)*	8,153
3,872	Oyak Cimento Fabrikalari AS (Materials)*	8,800
659	Pegasus Hava Tasimaciligi AS (Industrials)*	18,101
2,392	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	1,589
15,927	Petkim Petrokimya Holding AS (Materials)*	12,346
1	Politeknik Metal Sanayi ve Ticaret AS (Materials)	784
9,773	Qua Granite Hayal (Industrials)*	1,352
6,201	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	6,745
19,796	Sasa Polyester Sanayi AS (Materials)*	25,084

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
198	SDT Uzay VE Savunma Teknolojileri AS (Industrials)	$2,448
1,833	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	3,532
2,346	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	4,888
4,066	Sok Marketler Ticaret AS (Consumer Staples)	8,726
2,702	TAV Havalimanlari Holding AS (Industrials)*	15,103
2,851	Tekfen Holding AS (Industrials)	4,290
1,928	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	16,520
2,803	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	3,360
10,271	Turk Hava Yollari AO (Industrials)*	92,693
7,835	Turk Telekomunikasyon AS (Communication Services)*	8,056
403	Turk Traktor ve Ziraat Makineleri AS (Industrials)	11,230
18,563	Turkcell Iletisim Hizmetleri AS (Communication Services)	39,808
9,667	Turkiye Halk Bankasi AS (Financials)*	4,484
120,307	Turkiye Is Bankasi AS, Class C (Financials)	42,774
13,220	Turkiye Petrol Rafinerileri AS (Energy)	68,514
3,208	Turkiye Sigorta AS (Financials)	5,158
15,977	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	4,237
22,084	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	36,182
2,189	Ulker Biskuvi Sanayi AS (Consumer Staples)*	7,446
412	Verusa Holding AS (Financials)	3,524
3,973	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	2,779
1,420	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	3,777
48,326	Yapi ve Kredi Bankasi AS (Financials)	35,757
2,546	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)	1,243
503	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	3,912
13,119	Ziraat Gayrimenkul Yatirim Ortakligi AS (Real Estate)	2,921
21,414	Zorlu Enerji Elektrik Uretim AS (Utilities)*	3,869

		1,236,334

Shares	Description		Value

Common Stocks – (continued)

United Arab Emirates – 2.1%
43,843	Abu Dhabi Commercial Bank PJSC (Financials)		$102,299
21,776	Abu Dhabi Islamic Bank PJSC (Financials)		66,640
45,118	Abu Dhabi National Energy Co. PJSC (Utilities)		37,466
43,242	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)		41,206
27,673	ADNOC Drilling Co. PJSC (Energy)		27,727
113,226	Adnoc Gas PLC (Energy)		97,106
53,872	Aldar Properties PJSC (Real Estate)		81,111
20,799	Alpha Dhabi Holding PJSC (Industrials)*		91,285
44,352	Borouge PLC (Materials)		28,740
134,953	Dubai Electricity & Water Authority PJSC (Utilities)		88,550
42,728	Dubai Islamic Bank PJSC (Financials)		74,919
91,614	Emaar Properties PJSC (Real Estate)		202,539
36,265	Emirates NBD Bank PJSC (Financials)		180,688
51,322	Emirates Telecommunications Group Co. PJSC (Communication Services)		252,914
65,166	First Abu Dhabi Bank PJSC (Financials)		242,006
5,228	International Holding Co. PJSC (Industrials)*		569,359
55,138	Multiply Group PJSC (Industrials)*		34,078

			2,218,633

United States – 0.1%
10,224	JBS SA (Consumer Staples)		47,450
1,120	Parade Technologies Ltd. (Information Technology)		35,964

			83,414

TOTAL COMMON STOCKS (Cost $97,446,467)			104,892,011

Shares	Description	Rate	Value

Preferred Stocks – 2.3%

Brazil – 1.5%
76,601	Banco Bradesco SA (Financials)	8.10%	211,982
3,007	Braskem SA (Materials)*	0.00	12,733
3,809	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.12	36,728
21,625	Cia Energetica de Minas Gerais (Utilities)	10.78	52,097

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
15,256	Companhia Paranaense de Energia (Utilities)	3.27%	$31,380
17,198	Gerdau SA (Materials)	7.44	74,418
71,422	Itau Unibanco Holding SA (Financials)	7.02	487,871
79,757	Itausa SA (Financials)	8.36	165,335
66,698	Petroleo Brasileiro SA (Energy)	7.91	538,830
18,264	Raizen SA (Energy)	7.53	13,013

			1,624,387

Chile – 0.1%
2,080	Sociedad Quimica y Minera de Chile SA, Class B (Industrials)	8.66	103,246

Colombia – 0.0%
6,812	Bancolombia SA (Financials)	11.02	55,654

Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)(c)	8.53	—
31,665	Surgutneftegas PJSC (Energy)(c)	1.29	—
640	Tatneft PJSC (Energy)(c)	12.72	—

			—

South Korea – 0.7%
512	Hyundai Motor Co. (Consumer Discretionary)	21.25	61,789
309	Hyundai Motor Co. (Consumer Discretionary)	21.27	37,012
107	LG Chem Ltd. (Materials)	1.18	24,106
301	LG Electronics, Inc. (Consumer Discretionary)	1.94	9,923
12,110	Samsung Electronics Co. Ltd. (Information Technology)	2.30	578,399
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)*	0.00	8,543

Shares	Description	Rate	Value

Preferred Stocks – (continued)

South Korea – (continued)
5	Samsung SDI Co. Ltd. (Information Technology)	0.46%	$862

			720,634

TOTAL PREFERRED STOCKS (Cost $2,260,248)			2,503,921

Shares	Description		Value

Exchange-Traded Fund – 0.3%

United States – 0.3%
12,873	iShares MSCI Malaysia ETF
(Cost $302,162)			279,730

Shares	Dividend Rate		Value

Investment Company – 0.4%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
472,468	5.195%		472,468
(Cost $472,468)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $100,481,345)			108,148,130

Securities Lending Reinvestment Vehicle – 0.4%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
444,040	5.219%		444,040
(Cost $444,040)

TOTAL INVESTMENTS – 100.7% (Cost $100,925,385)			$108,592,170

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(800,719)

NET ASSETS – 100.0%			$107,791,451

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Sector Name	% of Market Value

Financials	22.3%

Information Technology	22.0

Consumer Discretionary	11.8

Industrials	8.3

Communication Services	7.9

Materials	7.3

Energy	5.8

Consumer Staples	5.5

Health Care	3.4

Utilities	3.1

Real Estate	1.5

Investment Company	0.4

Exchange-Traded Fund	0.3

Securities Lending Reinvestment Vehicle	0.4

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%

Australia – 7.5%

25,832	AGL Energy Ltd. (Utilities)	$142,974
10,258	Ampol Ltd. (Energy)	263,172
129,216	ANZ Group Holdings Ltd. (Financials)	2,393,755
55,219	APA Group (Utilities)	282,254
25,449	Aristocrat Leisure Ltd. (Consumer Discretionary)	772,711
8,254	ASX Ltd. (Financials)	353,487
50,969	Atlas Arteria Ltd. (Industrials)	179,218
79,049	Aurizon Holdings Ltd. (Industrials)	196,111
219,729	BHP Group Ltd. (Materials)	6,285,354
19,551	BlueScope Steel Ltd. (Materials)	290,768
59,749	Brambles Ltd. (Industrials)	586,307
14,505	CAR Group Ltd. (Communication Services)	347,196
20,015	Charter Hall Group REIT (Real Estate)	163,170
2,819	Cochlear Ltd. (Health Care)	642,769
55,769	Coles Group Ltd. (Consumer Staples)	613,707
72,460	Commonwealth Bank of Australia (Financials)	5,492,497
22,658	Computershare Ltd. (Industrials)	382,417
45,679	Dexus REIT (Real Estate)	218,915
2,522	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	73,981
6,542	EBOS Group Ltd. (Health Care)	147,272
58,090	Endeavour Group Ltd. (Consumer Staples)	208,039
76,821	Evolution Mining Ltd. (Materials)	147,565
67,899	Fortescue Ltd. (Materials)	1,146,429
400,432	Glencore PLC (Materials)	1,900,235
79,099	Goodman Group REIT (Real Estate)	1,540,009
82,380	GPT Group (The) REIT (Real Estate)	233,342
11,979	IDP Education Ltd. (Consumer Discretionary)(a)	148,904
28,449	IGO Ltd. (Materials)	147,085
104,939	Insurance Australia Group Ltd. (Financials)	423,653
29,618	Lendlease Corp. Ltd. (Real Estate)	123,815
95,800	Lottery Corp. Ltd. (The) (Consumer Discretionary)	316,891
39,839	Lynas Rare Earths Ltd. (Materials)*	151,496
15,602	Macquarie Group Ltd. (Financials)	1,979,123
118,502	Medibank Pvt Ltd. (Financials)	277,014
7,224	Mineral Resources Ltd. (Materials)	313,704
169,365	Mirvac Group REIT (Real Estate)	240,415

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)

134,475	National Australia Bank Ltd. (Financials)	$2,963,146
48,394	Northern Star Resources Ltd. (Materials)	406,502
19,531	Orica Ltd. (Materials)	217,598
73,543	Origin Energy Ltd. (Utilities)	430,509
118,122	Pilbara Minerals Ltd. (Materials)(a)	323,044
2,101	Pro Medicus Ltd. (Health Care)	142,033
73,884	Qantas Airways Ltd. (Industrials)*	246,802
64,162	QBE Insurance Group Ltd. (Financials)	722,361
7,799	Ramsay Health Care Ltd. (Health Care)	278,851
2,164	REA Group Ltd. (Communication Services)	273,518
12,684	Reece Ltd. (Industrials)	221,924
15,948	Rio Tinto Ltd. (Materials)	1,285,399
45,985	Rio Tinto PLC (Materials)	2,954,392
139,658	Santos Ltd. (Energy)	643,843
223,249	Scentre Group REIT (Real Estate)	452,096
14,742	SEEK Ltd. (Communication Services)	251,789
6,638	Seven Group Holdings Ltd. (Industrials)(a)	166,453
19,363	Sonic Healthcare Ltd. (Health Care)	376,355
194,549	South32 Ltd. (Materials)	373,708
102,689	Stockland REIT (Real Estate)	300,228
54,374	Suncorp Group Ltd. (Financials)	541,706
496,536	Telstra Group Ltd. (Communication Services)	1,235,081
16,857	TPG Telecom Ltd. (Communication Services)	51,480
132,440	Transurban Group (Industrials)	1,167,667
35,064	Treasury Wine Estates Ltd. (Consumer Staples)	281,974
165,243	Vicinity Ltd. REIT (Real Estate)	208,740
9,956	Washington H Soul Pattinson & Co. Ltd. (Financials)	223,918
48,396	Wesfarmers Ltd. (Consumer Discretionary)	2,100,031
150,311	Westpac Banking Corp. (Financials)	2,579,007
33,767	Whitehaven Coal Ltd. (Energy)	152,153
7,358	WiseTech Global Ltd. (Information Technology)	452,669
81,628	Woodside Energy Group Ltd. (Energy)	1,613,697
52,012	Woolworths Group Ltd. (Consumer Staples)	1,104,762
16,015	Worley Ltd. (Industrials)	174,463

		54,043,653

Austria – 0.3%
3,064	ANDRITZ AG (Industrials)	192,643

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Austria – (continued)

3,363	BAWAG Group AG (Financials)*(b)	$190,152
1,465	CA Immobilien Anlagen AG (Real Estate)	47,085
14,079	Erste Group Bank AG (Financials)	562,193
1,530	EVN AG (Utilities)	39,736
18,998	Mondi PLC (Materials)	338,484
6,091	OMV AG (Energy)	268,533
6,407	Raiffeisen Bank International AG (Financials)	133,397
5,876	Telekom Austria AG (Communication Services)*	46,673
1,396	Verbund AG (Utilities)	101,216
1,521	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	44,194
4,814	voestalpine AG (Materials)	131,487
4,600	Wienerberger AG (Materials)	160,786

		2,256,579

Belgium – 0.9%
949	Ackermans & van Haaren NV (Industrials)	159,487
6,527	Ageas SA/NV (Financials)	276,877
36,759	Anheuser-Busch InBev SA/NV (Consumer Staples)	2,216,473
4,921	Azelis Group NV (Industrials)	100,860
2,175	Colruyt Group NV (Consumer Staples)	104,456
899	D’ieteren Group (Consumer Discretionary)	173,168
1,203	Elia Group SA/NV (Utilities)	133,698
3,927	Groupe Bruxelles Lambert NV (Financials)	294,668
10,746	KBC Group NV (Financials)	754,708
7,122	Liberty Global Ltd., Class A (Communication Services)*	124,635
9,477	Liberty Global Ltd., Class C (Communication Services)*	175,799
6,095	Proximus SADP (Communication Services)	50,998
644	Sofina SA (Financials)	146,768
3,007	Solvay SA (Materials)	76,470
3,007	Syensqo SA (Materials)*	268,815
5,176	UCB SA (Health Care)	596,529
8,694	Umicore SA (Materials)	181,485
7,003	Warehouses De Pauw CVA REIT (Real Estate)	187,032

		6,022,926

Brazil – 0.0%
6,619	Yara International ASA (Materials)	206,078

Chile – 0.0%
14,098	Antofagasta PLC (Materials)	324,120

Shares	Description	Value

Common Stocks – (continued)

China – 1.0%

216,735	Alibaba Health Information Technology Ltd. (Consumer Staples)*	$95,234
72,856	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	118,002
32,355	BYD Electronic International Co. Ltd. (Information Technology)	122,332
116,079	China Gas Holdings Ltd. (Utilities)	106,311
128,001	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	321,768
75,173	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	112,537
359,268	CSPC Pharmaceutical Group Ltd. (Health Care)	280,850
119,135	ESR Group Ltd. (Real Estate)(b)	159,175
89,783	Fosun International Ltd. (Industrials)	51,837
247,823	Geely Automobile Holdings Ltd. (Consumer Discretionary)	270,969
11,173	NXP Semiconductors NV (Information Technology)	2,790,233
64,225	Prosus NV (Consumer Discretionary)*	1,875,835
41,154	Wharf Holdings Ltd. (The) (Real Estate)	152,183
89,809	Wilmar International Ltd. (Consumer Staples)	221,751
67,968	Xinyi Glass Holdings Ltd. (Industrials)	69,454
114,172	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	148,595

		6,897,066

Denmark – 3.4%
114	AP Moller – Maersk A/S, Class A (Industrials)	154,741
142	AP Moller – Maersk A/S, Class B (Industrials)	200,911
3,920	Carlsberg AS, Class B (Consumer Staples)	546,887
5,626	Coloplast A/S, Class B (Health Care)	747,814
28,836	Danske Bank A/S (Financials)	847,711
3,641	Demant A/S (Health Care)*	182,412
7,621	DSV A/S (Industrials)	1,223,644
2,786	Genmab A/S (Health Care)*	780,596
137,567	Novo Nordisk A/S, Class B (Health Care)	16,370,319
15,590	Novozymes A/S, Class B (Materials)	879,955
8,121	Orsted AS (Utilities)(b)	455,902
3,814	Pandora A/S (Consumer Discretionary)	616,260
13,721	Tryg A/S (Financials)	291,817

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)

43,311	Vestas Wind Systems A/S (Industrials)*	$1,206,845

		24,505,814

Faroe Islands – 0.0%
2,135	Bakkafrost P/F (Consumer Staples)	133,548

Finland – 1.0%
6,046	Elisa OYJ (Communication Services)	272,568
18,549	Fortum OYJ (Utilities)	231,841
4,489	Huhtamaki OYJ (Materials)	176,386
11,600	Kesko OYJ, Class B (Consumer Staples)	221,748
14,265	Kone OYJ, Class B (Industrials)	698,055
29,972	Metso Corp. (Industrials)	320,191
18,478	Neste OYJ (Energy)	507,298
227,373	Nokia OYJ (Information Technology)	802,006
137,120	Nordea Bank Abp (Financials)	1,667,841
4,575	Orion OYJ, Class B (Health Care)	180,210
19,027	Sampo OYJ, Class A (Financials)	851,811
24,543	Stora Enso OYJ, Class R (Materials)	310,212
22,716	UPM-Kymmene OYJ (Materials)	760,325
20,884	Wartsila OYJ Abp (Industrials)	323,062

		7,323,554

France – 8.9%
9,183	Adevinta ASA (Communication Services)*	98,248
1,178	Aeroports de Paris SA (Industrials)	160,239
21,934	Air Liquide SA (Materials)	4,459,973
25,197	Airbus SE (Industrials)	4,170,206
76,583	AXA SA (Financials)	2,724,908
1,809	BioMerieux (Health Care)	197,914
43,451	BNP Paribas SA (Financials)	2,603,996
34,197	Bollore SE (Communication Services)	234,620
8,372	Bouygues SA (Industrials)	331,315
6,809	Capgemini SE (Information Technology)	1,655,671
24,067	Carrefour SA (Consumer Staples)	404,465
20,018	Cie de Saint-Gobain SA (Industrials)	1,542,369
28,894	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	1,069,041
47,706	Credit Agricole SA (Financials)	646,346
27,140	Danone SA (Consumer Staples)	1,733,391
29,223	Dassault Systemes (Information Technology)	1,365,669
75,333	Engie SA (Utilities)	1,209,455

Shares	Description	Value

Common Stocks – (continued)

France – (continued)

12,347	EssilorLuxottica SA (Health Care)	$2,620,955
1,397	Hermes International SCA (Consumer Discretionary)	3,496,710
3,073	Kering (Consumer Discretionary)	1,413,482
11,033	Legrand SA (Industrials)	1,116,331
9,713	L’Oreal SA (Consumer Staples)	4,642,676
11,264	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	10,273,177
80,593	Orange SA (Communication Services)	924,989
8,350	Pernod Ricard SA (Consumer Staples)	1,396,507
15,257	Safran SA (Industrials)	3,198,058
1,048	Sartorius Stedim Biotech (Health Care)	288,400
32,156	Societe Generale SA (Financials)	780,511
3,494	Sodexo SA (Consumer Discretionary)	278,662
4,185	Thales SA (Industrials)	620,672
97,218	TotalEnergies SE (Energy)	6,206,013
20,875	Vinci SA (Industrials)	2,674,643

		64,539,612

Germany – 7.3%
7,138	adidas AG (Consumer Discretionary)	1,445,388
16,983	Allianz SE (Financials)	4,665,296
38,479	BASF SE (Materials)	1,960,206
42,288	Bayer AG (Health Care)	1,285,454
13,085	Bayerische Motoren Werke AG (Consumer Discretionary)	1,546,548
4,211	Beiersdorf AG (Consumer Staples)	604,022
4,008	BioNTech SE ADR (Health Care)*	361,727
1,573	Carl Zeiss Meditec AG (Health Care)	193,628
4,654	Continental AG (Consumer Discretionary)	373,091
23,191	Daimler Truck Holding AG (Industrials)	948,132
83,876	Deutsche Bank AG (Financials)	1,122,055
7,910	Deutsche Boerse AG (Financials)	1,657,179
40,688	Deutsche Post AG (Industrials)	1,889,350
138,973	Deutsche Telekom AG (Communication Services)	3,306,317
95,264	E.ON SE (Utilities)	1,217,493
8,645	Evonik Industries AG (Materials)	159,600
8,572	Fresenius Medical Care AG (Health Care)	328,192
17,716	Fresenius SE & Co. KGaA (Health Care)	496,155

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)

2,588	Hannover Rueck SE (Financials)	$664,584
272	Hapag-Lloyd AG (Industrials)(a)(b)	39,060
5,661	Heidelberg Materials AG (Materials)	549,507
4,146	Henkel AG & Co. KGaA (Consumer Staples)	279,964
56,068	Infineon Technologies AG (Information Technology)	2,008,006
2,847	Knorr-Bremse AG (Industrials)	199,271
33,838	Mercedes-Benz Group AG (Consumer Discretionary)	2,696,535
5,566	Merck KGaA (Health Care)	950,469
2,314	MTU Aero Engines AG (Industrials)	556,660
5,867	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	2,732,599
4,330	Puma SE (Consumer Discretionary)	199,002
32,019	RWE AG (Utilities)	1,074,131
44,373	SAP SE (Information Technology)	8,301,396
32,086	Siemens AG (Industrials)	6,352,020
21,557	Siemens Energy AG (Industrials)*	331,373
11,599	Siemens Healthineers AG (Health Care)*(b)	696,628
5,718	Symrise AG (Materials)	585,112
2,609	Talanx AG (Financials)	186,340
1,228	Volkswagen AG (Consumer Discretionary)	193,020
29,959	Vonovia SE (Real Estate)	836,440

		52,991,950

Guatemala – 0.0%
5,556	Millicom International Cellular SA SDR, SDR (Communication Services)*	103,711

Hong Kong – 1.8%
498,366	AIA Group Ltd. (Financials)	4,048,651
25,945	Cathay Pacific Airways Ltd. (Industrials)*	28,103
81,670	CK Asset Holdings Ltd. (Real Estate)	377,117
26,135	CK Infrastructure Holdings Ltd. (Utilities)	153,729
81,636	CLP Holdings Ltd. (Utilities)	680,404
13,059	DFI Retail Group Holdings Ltd. (Consumer Staples)	27,554
3,063	Futu Holdings Ltd. ADR (Financials)*	163,932
74,891	Hang Lung Properties Ltd. (Real Estate)	80,929
31,028	Hang Seng Bank Ltd. (Financials)	354,320

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)

56,658	Henderson Land Development Co. Ltd. (Real Estate)	$163,559
97,385	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	59,709
155,416	HKT Trust & HKT Ltd. (Communication Services)	189,585
393,955	Hong Kong & China Gas Co. Ltd. (Utilities)	304,947
51,358	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,592,801
44,465	Hongkong Land Holdings Ltd. (Real Estate)	150,292
8,498	Jardine Matheson Holdings Ltd. (Industrials)	356,151
109,733	Link REIT (Real Estate)	545,946
67,384	MTR Corp. Ltd. (Industrials)	223,787
58,945	New World Development Co. Ltd. (Real Estate)(a)	74,314
10,474	Polestar Automotive Holding UK PLC, Class A, ADR (Consumer Discretionary)*	21,786
58,700	Power Assets Holdings Ltd. (Utilities)	353,154
118,462	Prudential PLC (Financials)	1,165,223
422,043	Sino Biopharmaceutical Ltd. (Health Care)	168,735
144,985	Sino Land Co. Ltd. (Real Estate)	156,489
62,677	Sun Hung Kai Properties Ltd. (Real Estate)	632,070
17,633	Swire Pacific Ltd., Class A (Real Estate)	146,176
32,893	Swire Pacific Ltd., Class B (Real Estate)	42,856
45,289	Swire Properties Ltd. (Real Estate)	93,484
58,712	Techtronic Industries Co. Ltd. (Industrials)	635,582
326,825	WH Group Ltd. (Consumer Staples)(b)	197,043
66,625	Wharf Real Estate Investment Co. Ltd. (Real Estate)	222,543

		13,410,971

Ireland – 0.5%
9,018	AerCap Holdings NV (Industrials)*	696,009
67,240	AIB Group PLC (Financials)	311,865
45,432	Bank of Ireland Group PLC (Financials)	395,969
6,755	Kerry Group PLC, Class A (Consumer Staples)	593,127
6,596	Kingspan Group PLC (Industrials)	595,869
11,140	Smurfit Kappa Group PLC (Materials)	475,335

		3,068,174

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Israel – 0.8%

2,484	Airport City Ltd. (Real Estate)*	$41,875
9,295	Amot Investments Ltd. (Real Estate)	47,495
1,656	Ashtrom Group Ltd. (Industrials)	27,124
1,573	Azrieli Group Ltd. (Real Estate)	113,980
53,497	Bank Hapoalim BM (Financials)	511,963
63,072	Bank Leumi Le-Israel BM (Financials)	528,367
86,160	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	116,348
526	Big Shopping Centers Ltd. (Real Estate)*	58,173
1,066	Camtek Ltd. (Information Technology)*	85,660
3,942	Check Point Software Technologies Ltd. (Information Technology)*	632,376
400	Delek Group Ltd. (Energy)	53,925
1,065	Elbit Systems Ltd. (Industrials)	236,760
11,172	Energix-Renewable Energies Ltd. (Utilities)	41,884
4,991	Enlight Renewable Energy Ltd. (Utilities)*	86,248
285	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	38,941
2,230	First International Bank Of Israel Ltd. (The) (Financials)	96,215
2,927	Global-e Online Ltd. (Consumer Discretionary)*	99,138
4,742	Harel Insurance Investments & Financial Services Ltd. (Financials)*	47,133
30,013	ICL Group Ltd. (Materials)	158,737
160	Israel Corp. Ltd. (Materials)*	41,971
53,255	Israel Discount Bank Ltd., Class A (Financials)	277,637
1,079	Melisron Ltd. (Real Estate)	83,351
25,210	Mivne Real Estate KD Ltd. (Real Estate)	67,648
6,478	Mizrahi Tefahot Bank Ltd. (Financials)	256,283
2,725	Nice Ltd. (Information Technology)*	668,890
1,237	Nova Ltd. (Information Technology)*	210,577
4,383	OPC Energy Ltd. (Utilities)*	30,716
7,044	Phoenix Holdings Ltd. (The) (Financials)	75,990
3,381	Plus500 Ltd. (Financials)	72,706
6,110	Shapir Engineering and Industry Ltd. (Industrials)	37,123
2,160	Strauss Group Ltd. (Consumer Staples)*	42,824
47,978	Teva Pharmaceutical Industries Ltd. (Health Care)*	631,226

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)

4,732	Tower Semiconductor Ltd. (Information Technology)*	$155,675
2,361	Wix.com Ltd. (Information Technology)*	330,965

		6,005,924

Italy – 2.5%
66,939	A2A SpA (Utilities)	121,696
5,640	Amplifon SpA (Health Care)	188,532
44,202	Assicurazioni Generali SpA (Financials)	1,048,504
8,739	Banca Mediolanum SpA (Financials)	94,134
59,244	Banco BPM SpA (Financials)	344,532
21,090	Davide Campari-Milano NV (Consumer Staples)	213,893
967	DiaSorin SpA (Health Care)	97,717
330,584	Enel SpA (Utilities)	2,104,594
91,314	Eni SpA (Energy)	1,407,923
5,620	Ferrari NV (Consumer Discretionary)	2,371,249
26,257	FinecoBank Banca Fineco SpA (Financials)	363,131
30,090	Hera SpA (Utilities)	104,068
13,399	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	148,405
3,103	Interpump Group SpA (Industrials)	147,278
667,852	Intesa Sanpaolo SpA (Financials)	2,123,340
17,240	Leonardo SpA (Industrials)	368,555
26,040	Mediobanca Banca di Credito Finanziario SpA (Financials)	354,917
8,354	Moncler SpA (Consumer Discretionary)	602,625
20,912	Nexi SpA (Financials)*(b)	153,295
10,850	Pirelli & C SpA (Consumer Discretionary)(b)	63,990
19,616	Poste Italiane SpA (Financials)(b)	230,106
22,057	PRADA SpA (Consumer Discretionary)	155,803
11,002	Prysmian SpA (Industrials)	548,263
4,201	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	235,307
7,279	Ryanair Holdings PLC ADR (Industrials)	1,006,322
88,152	Snam SpA (Utilities)	412,196
1,473	Stevanato Group SpA (Health Care)	48,830
463,691	Telecom Italia SpA (Communication Services)*	139,546
259,501	Telecom Italia SpA-RSP (Communication Services)*	80,904
60,400	Terna - Rete Elettrica Nazionale (Utilities)	473,482
72,521	UniCredit SpA (Financials)	2,425,774

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)

18,009	UnipolSai Assicurazioni SpA (Financials)	$51,878

		18,230,789

Japan – 25.7%
3,942	ABC-Mart, Inc. (Consumer Discretionary)	67,570
16,337	Acom Co. Ltd. (Financials)	40,638
31,568	Advantest Corp. (Information Technology)	1,457,439
33,696	Aeon Co. Ltd. (Consumer Staples)(a)	804,859
3,894	Aeon Mall Co. Ltd. (Real Estate)(a)	45,504
8,762	AGC, Inc. (Industrials)	313,376
8,704	Air Water, Inc. (Materials)	125,643
6,271	Aisin Corp. (Consumer Discretionary)	236,603
22,524	Ajinomoto Co., Inc. (Consumer Staples)	828,152
8,076	Alfresa Holdings Corp. (Health Care)	120,679
14,528	Amada Co. Ltd. (Industrials)	161,374
19,224	ANA Holdings, Inc. (Industrials)*(a)	419,237
20,490	Asahi Group Holdings Ltd. (Consumer Staples)	702,714
9,185	Asahi Intecc Co. Ltd. (Health Care)	190,917
58,438	Asahi Kasei Corp. (Materials)	406,649
7,267	Asics Corp. (Consumer Discretionary)	309,189
76,880	Astellas Pharma, Inc. (Health Care)	848,315
5,625	Azbil Corp. (Information Technology)	165,026
24,948	Bandai Namco Holdings, Inc. (Consumer Discretionary)	482,225
5,563	BayCurrent Consulting, Inc. (Industrials)	124,663
23,602	Bridgestone Corp. (Consumer Discretionary)	1,016,493
10,823	Brother Industries Ltd. (Information Technology)	181,468
3,345	Calbee, Inc. (Consumer Staples)	71,651
43,070	Canon, Inc. (Information Technology)	1,259,554
7,200	Capcom Co. Ltd. (Communication Services)	290,030
40,091	Central Japan Railway Co. (Industrials)	1,009,574
31,459	Chiba Bank Ltd. (The) (Financials)	256,010
31,164	Chubu Electric Power Co., Inc. (Utilities)	388,639
27,531	Chugai Pharmaceutical Co. Ltd. (Health Care)	1,103,668

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

6,039	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	$79,991
48,265	Concordia Financial Group Ltd. (Financials)	244,437
817	Cosmos Pharmaceutical Corp. (Consumer Staples)	79,860
17,784	CyberAgent, Inc. (Communication Services)	124,822
10,224	Dai Nippon Printing Co. Ltd. (Industrials)	298,311
14,724	Daifuku Co. Ltd. (Industrials)	348,843
41,541	Dai-ichi Life Holdings, Inc. (Financials)	945,892
82,483	Daiichi Sankyo Co. Ltd. (Health Care)	2,741,167
11,711	Daikin Industries Ltd. (Industrials)	1,656,848
2,583	Daito Trust Construction Co. Ltd. (Real Estate)	306,588
26,675	Daiwa House Industry Co. Ltd. (Real Estate)	771,716
98	Daiwa House REIT Investment Corp. REIT (Real Estate)	160,027
61,576	Daiwa Securities Group, Inc. (Financials)	453,376
76,670	Denso Corp. (Consumer Discretionary)	1,410,765
8,565	Dentsu Group, Inc. (Communication Services)	237,373
3,833	Disco Corp. (Information Technology)	1,235,923
15,687	East Japan Railway Co. (Industrials)	929,146
3,973	Ebara Corp. (Industrials)	334,866
12,169	Eisai Co. Ltd. (Health Care)	508,485
7,233	Electric Power Development Co. Ltd. (Utilities)	118,979
119,736	ENEOS Holdings, Inc. (Energy)	517,040
40,485	FANUC Corp. (Industrials)	1,182,605
7,188	Fast Retailing Co. Ltd.
	(Consumer Discretionary)	2,077,590
5,861	Fuji Electric Co. Ltd. (Industrials)	356,351
13,162	FUJIFILM Holdings Corp. (Information Technology)	837,454
8,185	Fujitsu Ltd. (Information Technology)	1,278,855
7,874	Fukuoka Financial Group, Inc. (Financials)	204,334
210	GLP J REIT (Real Estate)	166,827
1,890	GMO Payment Gateway, Inc. (Financials)	127,351
9,413	Hakuhodo DY Holdings, Inc. (Communication Services)	87,514
6,013	Hamamatsu Photonics KK (Information Technology)	215,820

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

10,166	Hankyu Hanshin Holdings, Inc. (Industrials)	$293,223
10,962	Haseko Corp. (Consumer Discretionary)	135,826
823	Hikari Tsushin, Inc. (Industrials)	148,852
1,264	Hirose Electric Co. Ltd. (Information Technology)	134,406
3,085	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	79,851
4,447	Hitachi Construction Machinery Co. Ltd. (Industrials)	128,475
39,443	Hitachi Ltd. (Industrials)	3,337,647
219,027	Honda Motor Co. Ltd. (Consumer Discretionary)	2,607,778
4,660	Hoshizaki Corp. (Industrials)	158,976
14,904	Hoya Corp. (Health Care)	1,940,298
21,843	Hulic Co. Ltd. (Real Estate)	217,890
5,361	Ibiden Co. Ltd. (Information Technology)	247,186
50,985	Idemitsu Kosan Co. Ltd. (Energy)	322,936
6,305	IHI Corp. (Industrials)(a)	138,847
6,884	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	88,838
40,163	Inpex Corp. (Energy)	539,639
14,590	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	206,075
25,984	Isuzu Motors Ltd. (Consumer Discretionary)	370,134
2,389	Ito En Ltd. (Consumer Staples)	66,640
53,486	ITOCHU Corp. (Industrials)	2,328,555
10,730	J Front Retailing Co. Ltd. (Consumer Discretionary)(a)	106,497
18,488	Japan Airlines Co. Ltd. (Industrials)	345,376
22,749	Japan Exchange Group, Inc. (Financials)	594,906
298	Japan Metropolitan Fund Invest REIT (Real Estate)	175,809
16,588	Japan Post Bank Co. Ltd. (Financials)	177,052
90,931	Japan Post Holdings Co. Ltd. (Financials)	878,811
7,857	Japan Post Insurance Co. Ltd. (Financials)	144,993
47,713	Japan Tobacco, Inc. (Consumer Staples)	1,240,723
22,812	JFE Holdings, Inc. (Materials)	374,180
9,687	JGC Holdings Corp. (Industrials)	88,184
8,666	JSR Corp. (Materials)	232,877
9,641	JTEKT Corp. (Consumer Discretionary)	89,795
19,046	Kajima Corp. (Industrials)	353,446
31,561	Kansai Electric Power Co., Inc. (The) (Utilities)	404,977
8,400	Kansai Paint Co. Ltd. (Materials)	121,788

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

19,450	Kao Corp. (Consumer Staples)	$740,210
6,732	Kawasaki Heavy Industries Ltd. (Industrials)	185,898
5,438	Kawasaki Kisen Kaisha Ltd. (Industrials)	259,892
66,312	KDDI Corp. (Communication Services)	2,017,671
4,613	Keihan Holdings Co. Ltd. (Industrials)	106,764
11,192	Keikyu Corp. (Industrials)	99,492
4,728	Keio Corp. (Industrials)	132,771
6,798	Keisei Electric Railway Co. Ltd. (Industrials)	317,712
4,436	Kewpie Corp. (Consumer Staples)	82,706
7,919	Keyence Corp. (Information Technology)	3,705,798
6,621	Kikkoman Corp. (Consumer Staples)	433,570
8,134	Kintetsu Group Holdings Co. Ltd. (Industrials)	250,319
35,106	Kirin Holdings Co. Ltd. (Consumer Staples)	488,932
2,183	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	87,221
6,087	Kobe Bussan Co. Ltd. (Consumer Staples)	163,898
4,864	Koei Tecmo Holdings Co. Ltd. (Communication Services)	60,853
10,314	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	130,553
38,589	Komatsu Ltd. (Industrials)	1,120,517
4,122	Konami Group Corp. (Communication Services)	277,609
1,441	Kose Corp. (Consumer Staples)	80,498
45,764	Kubota Corp. (Industrials)	670,851
13,964	Kuraray Co. Ltd. (Materials)	141,161
4,839	Kurita Water Industries Ltd. (Industrials)	196,864
57,306	Kyocera Corp. (Information Technology)	844,064
10,707	Kyowa Kirin Co. Ltd. (Health Care)	212,573
19,878	Kyushu Electric Power Co., Inc. (Utilities)*	162,496
6,045	Kyushu Railway Co. (Industrials)	139,059
3,376	Lasertec Corp. (Information Technology)	901,124
1,925	Lawson, Inc. (Consumer Staples)	131,896
10,971	Lion Corp. (Consumer Staples)	96,831
11,982	Lixil Corp. (Industrials)	153,708
112,525	LY Corp. (Communication Services)	310,427
17,603	M3, Inc. (Health Care)	252,454
10,492	Makita Corp. (Industrials)	273,884
72,186	Marubeni Corp. (Industrials)	1,192,248

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

7,654	Marui Group Co. Ltd. (Financials)	$124,703
15,293	MatsukiyoCocokara & Co. (Consumer Staples)	253,504
24,771	Mazda Motor Corp. (Consumer Discretionary)	290,956
3,671	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	170,955
45,536	Mebuki Financial Group, Inc. (Financials)	142,325
7,903	Medipal Holdings Corp. (Health Care)	119,625
11,399	MEIJI Holdings Co. Ltd. (Consumer Staples)	257,195
4,696	Mercari, Inc. (Consumer Discretionary)*	64,053
16,672	MINEBEA MITSUMI, Inc. (Industrials)	344,757
12,253	MISUMI Group, Inc. (Industrials)	187,147
61,318	Mitsubishi Chemical Group Corp. (Materials)	351,717
158,541	Mitsubishi Corp. (Industrials)	3,394,962
84,347	Mitsubishi Electric Corp. (Industrials)	1,342,102
48,788	Mitsubishi Estate Co. Ltd. (Real Estate)	749,895
7,800	Mitsubishi Gas Chemical Co., Inc. (Materials)	127,160
35,836	Mitsubishi HC Capital, Inc. (Financials)	247,335
13,923	Mitsubishi Heavy Industries Ltd. (Industrials)	1,100,017
27,914	Mitsubishi Motors Corp. (Consumer Discretionary)	86,127
495,679	Mitsubishi UFJ Financial Group, Inc. (Financials)	5,106,815
64,351	Mitsui & Co. Ltd. (Industrials)	2,817,479
7,653	Mitsui Chemicals, Inc. (Materials)	212,098
39,124	Mitsui Fudosan Co. Ltd. (Real Estate)	1,061,552
15,553	Mitsui OSK Lines Ltd. (Industrials)	533,293
4,340	Miura Co. Ltd. (Industrials)	92,501
108,618	Mizuho Financial Group, Inc. (Financials)	2,032,732
10,615	MonotaRO Co. Ltd. (Industrials)	101,597
18,300	MS&AD Insurance Group Holdings, Inc. (Financials)	906,013
79,614	Murata Manufacturing Co. Ltd. (Information Technology)	1,608,025
8,465	Nagoya Railroad Co. Ltd. (Industrials)	120,949
10,935	NEC Corp. (Information Technology)	737,183

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

19,184	Nexon Co. Ltd. (Communication Services)	$310,953
12,437	NGK Insulators Ltd. (Industrials)	162,370
4,175	NH Foods Ltd. (Consumer Staples)	146,336
5,461	Nichirei Corp. (Consumer Staples)	137,081
20,636	NIDEC Corp. (Industrials)	783,277
14,004	Nikon Corp. (Consumer Discretionary)	138,524
49,543	Nintendo Co. Ltd. (Communication Services)	2,780,525
72	Nippon Building Fund, Inc. REIT (Real Estate)	277,571
3,556	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	188,147
38,275	Nippon Paint Holdings Co. Ltd. (Materials)	283,987
100	Nippon Prologis REIT, Inc. REIT (Real Estate)	167,435
8,036	Nippon Sanso Holdings Corp. (Materials)	232,913
2,620	Nippon Shinyaku Co. Ltd. (Health Care)	83,500
36,749	Nippon Steel Corp. (Materials)(a)	912,157
2,307,393	Nippon Telegraph & Telephone Corp. (Communication Services)	2,810,435
6,966	Nippon Television Holdings, Inc. (Communication Services)	98,670
20,278	Nippon Yusen KK (Industrials)	646,533
5,620	Nissan Chemical Corp. (Materials)	234,796
94,649	Nissan Motor Co. Ltd. (Consumer Discretionary)	372,348
10,998	Nisshin Seifun Group, Inc. (Consumer Staples)	152,474
7,851	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	229,597
8,269	Niterra Co. Ltd. (Consumer Discretionary)	250,882
3,523	Nitori Holdings Co. Ltd. (Consumer Discretionary)	517,375
6,371	Nitto Denko Corp. (Materials)	585,296
129,753	Nomura Holdings, Inc. (Financials)	737,582
4,443	Nomura Real Estate Holdings, Inc. (Real Estate)	110,518
181	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	180,069
16,714	Nomura Research Institute Ltd. (Information Technology)	469,471
20,893	NSK Ltd. (Industrials)	114,453
26,718	NTT Data Group Corp. (Information Technology)	434,589
29,752	Obayashi Corp. (Industrials)	288,137

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

1,239	OBIC Business Consultants Co. Ltd. (Information Technology)	$59,189
2,801	Obic Co. Ltd. (Information Technology)	438,387
13,667	Odakyu Electric Railway Co. Ltd. (Industrials)	192,216
39,963	Oji Holdings Corp. (Materials)	156,546
53,973	Olympus Corp. (Health Care)	768,828
8,064	Omron Corp. (Information Technology)	299,134
18,930	Ono Pharmaceutical Co. Ltd. (Health Care)	314,678
3,224	Open House Group Co. Ltd. (Consumer Discretionary)	101,715
1,433	Oracle Corp. Japan (Information Technology)	109,818
47,407	Oriental Land Co. Ltd. (Consumer Discretionary)	1,698,695
49,476	ORIX Corp. (Financials)	1,036,989
120	Orix JREIT, Inc. REIT (Real Estate)	126,759
17,673	Osaka Gas Co. Ltd. (Utilities)	353,531
4,727	Otsuka Corp. (Information Technology)	207,815
19,059	Otsuka Holdings Co. Ltd. (Health Care)	774,483
16,445	Pan Pacific International Holdings Corp. (Consumer Discretionary)	387,310
95,619	Panasonic Holdings Corp. (Consumer Discretionary)	907,508
79,233	Persol Holdings Co. Ltd. (Industrials)	114,506
3,554	Pola Orbis Holdings, Inc. (Consumer Staples)	35,523
3,742	Rakus Co. Ltd. (Information Technology)	58,941
61,111	Rakuten Group, Inc. (Consumer Discretionary)*	334,810
61,965	Recruit Holdings Co. Ltd. (Industrials)	2,502,281
56,106	Renesas Electronics Corp. (Information Technology)	920,105
102,156	Resona Holdings, Inc. (Financials)	556,954
7,611	Resonac Holdings Corp. (Materials)	183,829
24,358	Ricoh Co. Ltd. (Information Technology)	202,617
4,689	Rinnai Corp. (Consumer Discretionary)	109,307
15,117	Rohm Co. Ltd. (Information Technology)	256,798
8,474	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	172,175
11,081	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	175,022

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)

15,685	Santen Pharmaceutical Co. Ltd. (Health Care)	$155,781
10,394	SBI Holdings, Inc. (Financials)	279,521
4,014	SCREEN Holdings Co. Ltd. (Information Technology)	502,454
6,167	SCSK Corp. (Information Technology)	113,723
8,946	Secom Co. Ltd. (Industrials)	652,705
6,660	Sega Sammy Holdings, Inc. (Consumer Discretionary)	83,523
9,603	Seibu Holdings, Inc. (Industrials)	138,845
11,841	Seiko Epson Corp. (Information Technology)	191,535
16,229	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	228,683
25,707	Sekisui House Ltd. (Consumer Discretionary)	573,671
98,552	Seven & i Holdings Co. Ltd. (Consumer Staples)	1,468,370
26,076	Seven Bank Ltd. (Financials)(a)	52,128
19,480	SG Holdings Co. Ltd. (Industrials)	244,427
11,926	Sharp Corp. (Consumer Discretionary)*(a)	64,981
11,788	Shimadzu Corp. (Information Technology)	321,577
2,034	Shimamura Co. Ltd. (Consumer Discretionary)	108,325
3,379	Shimano, Inc. (Consumer Discretionary)	470,942
23,341	Shimizu Corp. (Industrials)	135,489
84,368	Shin-Etsu Chemical Co. Ltd. (Materials)	3,600,310
2,731	Shinko Electric Industries Co.
	Ltd. (Information Technology)	98,861
12,631	Shionogi & Co. Ltd. (Health Care)	631,592
16,853	Shiseido Co. Ltd. (Consumer Staples)	455,696
23,609	Shizuoka Financial Group, Inc. (Financials)	231,090
2,429	SMC Corp. (Industrials)	1,463,048
120,339	SoftBank Corp. (Communication Services)	1,585,947
41,982	SoftBank Group Corp. (Communication Services)	2,465,569
15,243	Sohgo Security Services Co. Ltd. (Industrials)	84,561
9,621	Sojitz Corp. (Industrials)	244,205
13,184	Sompo Holdings, Inc. (Financials)	773,581
53,406	Sony Group Corp. (Consumer Discretionary)	4,619,100
3,792	Square Enix Holdings Co. Ltd. (Communication Services)	160,730
6,421	Stanley Electric Co. Ltd. (Consumer Discretionary)	109,912

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
26,407	Subaru Corp. (Consumer Discretionary)	$600,584
4,400	Sugi Holdings Co. Ltd. (Consumer Staples)	69,071
14,655	SUMCO Corp. (Information Technology)	229,514
61,614	Sumitomo Chemical Co. Ltd. (Materials)	125,064
50,667	Sumitomo Corp. (Industrials)	1,187,206
31,396	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	465,790
4,935	Sumitomo Heavy Industries Ltd. (Industrials)	146,959
11,036	Sumitomo Metal Mining Co. Ltd. (Materials)	287,864
56,266	Sumitomo Mitsui Financial Group, Inc. (Financials)	3,136,791
28,638	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	581,485
18,302	Sumitomo Realty & Development Co. Ltd. (Real Estate)	542,689
7,537	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	87,823
2,918	Sundrug Co. Ltd. (Consumer Staples)	91,106
5,388	Suntory Beverage & Food Ltd. (Consumer Staples)	177,188
17,088	Suzuki Motor Corp. (Consumer Discretionary)	750,904
6,831	Sysmex Corp. (Health Care)	384,292
23,243	T&D Holdings, Inc. (Financials)	404,233
7,182	Taisei Corp. (Industrials)	225,868
2,095	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	120,098
5,278	Taiyo Yuden Co. Ltd. (Information Technology)(a)	115,314
65,739	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,926,886
5,791	TBS Holdings, Inc. (Communication Services)	152,175
16,330	TDK Corp. (Information Technology)	849,505
30,918	Terumo Corp. (Health Care)	1,205,569
5,276	THK Co. Ltd. (Industrials)	116,116
10,145	TIS, Inc. (Information Technology)	228,766
8,989	Tobu Railway Co. Ltd. (Industrials)	229,845
401	Toei Animation Co. Ltd. (Communication Services)(a)	49,566
4,640	Toho Co. Ltd. (Communication Services)	150,729
19,861	Tohoku Electric Power Co., Inc. (Utilities)	134,689
81,869	Tokio Marine Holdings, Inc. (Financials)	2,393,658

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
7,090	Tokyo Century Corp. (Financials)	$74,041
64,153	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	347,190
19,460	Tokyo Electron Ltd. (Information Technology)	4,793,814
17,779	Tokyo Gas Co. Ltd. (Utilities)	389,506
23,709	Tokyu Corp. (Industrials)	295,194
25,579	Tokyu Fudosan Holdings Corp. (Real Estate)	167,929
11,193	TOPPAN Holdings, Inc. (Industrials)	266,457
65,096	Toray Industries, Inc. (Materials)	300,319
12,902	Tosoh Corp. (Materials)	175,768
6,571	TOTO Ltd. (Industrials)	177,764
3,929	Toyo Suisan Kaisha Ltd. (Consumer Staples)	228,542
3,130	Toyota Boshoku Corp. (Consumer Discretionary)	49,573
7,153	Toyota Industries Corp. (Industrials)	711,620
493,585	Toyota Motor Corp. (Consumer Discretionary)	11,941,413
10,031	Toyota Tsusho Corp. (Industrials)	648,359
5,698	Trend Micro, Inc. (Information Technology)	282,711
1,622	Tsuruha Holdings, Inc. (Consumer Staples)	122,460
17,778	Unicharm Corp. (Consumer Staples)	591,056
133	United Urban Investment Corp. REIT (Real Estate)	125,740
8,525	USS Co. Ltd. (Consumer Discretionary)	148,406
3,954	Welcia Holdings Co. Ltd. (Consumer Staples)(a)	74,658
10,223	West Japan Railway Co. (Industrials)	425,600
901	Workman Co. Ltd. (Consumer Discretionary)	24,381
11,431	Yakult Honsha Co. Ltd. (Consumer Staples)	246,537
27,935	Yamada Holdings Co. Ltd. (Consumer Discretionary)	80,406
6,969	Yamaha Corp. (Consumer Discretionary)	152,306
39,492	Yamaha Motor Co. Ltd. (Consumer Discretionary)	353,441
13,267	Yamato Holdings Co. Ltd. (Industrials)	201,660
5,704	Yamazaki Baking Co. Ltd. (Consumer Staples)	134,340
11,259	Yaskawa Electric Corp. (Industrials)(a)	460,305
10,307	Yokogawa Electric Corp. (Information Technology)	217,888

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
5,653	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	$150,286
3,680	Zensho Holdings Co. Ltd. (Consumer Discretionary)	161,121
5,040	ZOZO, Inc. (Consumer Discretionary)	114,290

		185,903,577

Jordan – 0.0%
6,789	Hikma Pharmaceuticals PLC (Health Care)	168,921

Luxembourg – 0.1%
19,732	ArcelorMittal (Materials)	515,034
5,583	Eurofins Scientific SE (Health Care)	333,741

		848,775

Macau – 0.1%
80,033	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	437,029
104,390	Sands China Ltd. (Consumer Discretionary)*	297,350

		734,379

Mexico – 0.0%
7,935	Fresnillo PLC (Materials)	45,710

Netherlands – 5.5%
1,294	Adyen NV (Financials)*(b)	2,044,442
7,343	Akzo Nobel NV (Materials)	535,099
2,544	Argenx SE ADR (Health Care)*	966,746
1,979	ASM International NV (Information Technology)	1,207,206
17,108	ASML Holding NV (Information Technology)	16,115,939
4,285	EXOR NV (Financials)	462,774
3,893	HAL Trust (Financials)	481,103
4,775	Heineken Holding NV (Consumer Staples)	368,943
12,375	Heineken NV (Consumer Staples)	1,143,911
144,549	ING Groep NV (Financials)	1,985,017
3,979	JDE Peet’s NV (Consumer Staples)	91,026
41,321	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,230,572
142,473	Koninklijke KPN NV (Communication Services)	521,582
33,960	Koninklijke Philips NV (Health Care)	679,945
3,791	Pluxee NV (Industrials)*	108,448
284,067	Shell PLC (Energy)	8,828,758
33,095	Universal Music Group NV (Communication Services)	998,130
10,684	Wolters Kluwer NV (Industrials)	1,686,273

		39,455,914

Shares	Description	Value

Common Stocks – (continued)

New Zealand – 0.3%
29,084	a2 Milk Co. Ltd. (The) (Consumer Staples)*	$109,860
51,939	Auckland International Airport Ltd. (Industrials)	256,315
33,381	Contact Energy Ltd. (Utilities)	164,123
23,616	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	352,507
34,725	Infratil Ltd. (Industrials)	218,120
3,563	Mainfreight Ltd. (Industrials)	147,090
28,069	Mercury NZ Ltd. (Utilities)	114,235
54,447	Meridian Energy Ltd. (Utilities)	198,368
25,816	Ryman Healthcare Ltd. (Health Care)*	72,980
78,634	Spark New Zealand Ltd. (Communication Services)	242,892
5,470	Xero Ltd. (Information Technology)*	453,452

		2,329,942

Norway – 0.7%
949	Aker ASA, Class A (Industrials)	51,303
13,207	Aker BP ASA (Energy)	321,102
31,726	AutoStore Holdings Ltd. (Industrials)*(b)	50,915
38,248	DNB Bank ASA (Financials)	766,097
37,690	Equinor ASA (Energy)	930,404
6,153	Frontline PLC (Energy)	139,033
7,798	Gjensidige Forsikring ASA (Financials)	123,305
3,602	Kongsberg Gruppen ASA (Industrials)	229,899
11,556	Leroy Seafood Group ASA (Consumer Staples)	51,133
19,061	Mowi ASA (Consumer Staples)	368,479
7,094	Nordic Semiconductor ASA (Information Technology)*	60,638
56,250	Norsk Hydro ASA (Materials)	289,443
34,222	Orkla ASA (Consumer Staples)	245,576
2,794	Salmar ASA (Consumer Staples)	177,511
2,954	Schibsted ASA, Class A (Communication Services)	88,236
4,107	Schibsted ASA, Class B (Communication Services)	114,384
3,105	Seadrill Ltd. (Energy)*	127,431
7,322	SpareBank 1 SR-Bank ASA (Financials)	88,699
18,704	Storebrand ASA (Financials)	167,219
27,707	Telenor ASA (Communication Services)	303,753
10,043	TOMRA Systems ASA (Industrials)	133,885
16,782	Var Energi ASA (Energy)	51,315
4,366	Wallenius Wilhelmsen ASA (Industrials)	41,933

		4,921,693

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Poland – 0.4%
20,351	Allegro.eu SA (Consumer Discretionary)*(b)	$164,552
7,593	Bank Pekao SA (Financials)	329,394
546	Budimex SA (Industrials)	99,947
2,979	CD Projekt SA (Communication Services)(a)	81,947
10,452	Cyfrowy Polsat SA (Communication Services)*	30,717
2,063	Dino Polska SA (Consumer Staples)*(b)	240,396
7,466	InPost SA (Industrials)*	116,585
5,873	KGHM Polska Miedz SA (Materials)	158,758
560	mBank SA (Financials)*	97,595
25,044	ORLEN SA (Energy)	389,234
37,818	PGE Polska Grupa Energetyczna SA (Utilities)*	75,600
36,918	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	514,347
24,459	Powszechny Zaklad Ubezpieczen SA (Financials)	301,207
1,434	Santander Bank Polska SA (Financials)	197,593

		2,797,872

Portugal – 0.2%
315,308	Banco Comercial Portugues SA, Class R (Financials)*	91,103
120,737	EDP – Energias de Portugal SA (Utilities)	480,682
18,134	Galp Energia SGPS SA (Energy)	285,918
11,836	Jeronimo Martins SGPS SA (Consumer Staples)	283,320
9,185	Navigator Co. SA (The) (Materials)	37,353

		1,178,376

Russia – %
12,172	Evraz PLC (Materials)*(c)	—

Singapore – 1.5%
152,822	CapitaLand Ascendas REIT REIT (Real Estate)	311,418
195,593	CapitaLand Integrated Commercial Trust REIT (Real Estate)	285,112
103,331	CapitaLand Investment Ltd. (Real Estate)	213,640
18,994	City Developments Ltd. (Real Estate)	80,095
78,687	DBS Group Holdings Ltd. (Financials)	1,950,497
120,221	Frasers Logistics & Commercial Trust REIT (Real Estate)	92,093
244,092	Genting Singapore Ltd. (Consumer Discretionary)	165,197
79,763	Grab Holdings Ltd., Class A (Industrials)*	244,872

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
9,808	Hafnia Ltd. (Energy)	$72,270
4,078	Jardine Cycle & Carriage Ltd. (Industrials)	77,187
57,913	Keppel DC REIT (Real Estate)	73,220
59,703	Keppel Ltd. (Industrials)	321,471
88,453	Mapletree Industrial Trust REIT (Real Estate)	150,645
141,739	Mapletree Logistics Trust REIT (Real Estate)	156,012
98,807	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	99,204
38,523	Olam Group Ltd. (Consumer Staples)(a)	28,077
138,228	Oversea-Chinese Banking Corp. Ltd. (Financials)	1,334,374
37,406	SATS Ltd. (Industrials)*	72,887
15,665	Sea Ltd. ADR (Communication Services)*	760,066
2,778,727	Seatrium Ltd. (Industrials)*	185,992
38,593	Sembcorp Industries Ltd. (Utilities)	146,381
57,004	Singapore Airlines Ltd. (Industrials)	274,294
35,213	Singapore Exchange Ltd. (Financials)	247,481
65,357	Singapore Technologies Engineering Ltd. (Industrials)	193,456
307,504	Singapore Telecommunications Ltd. (Communication Services)	537,434
28,012	STMicroelectronics NV (Information Technology)	1,264,818
57,570	United Overseas Bank Ltd. (Financials)	1,196,699
22,607	UOL Group Ltd. (Real Estate)	99,030
11,636	Venture Corp. Ltd. (Information Technology)	121,154

		10,755,076

South Africa – 0.2%
49,705	Anglo American PLC (Materials)	1,069,493

South Korea – 0.0%
8,604	Delivery Hero SE (Consumer Discretionary)*(b)	198,926

Spain – 2.3%
8,780	ACS Actividades de Construccion y Servicios SA (Industrials)	360,479
3,162	Aena SME SA (Industrials)(b)	599,321
19,334	Amadeus IT Group SA (Consumer Discretionary)	1,137,754
252,907	Banco Bilbao Vizcaya Argentaria SA (Financials)	2,514,056
684,559	Banco Santander SA (Financials)	2,848,730
162,524	CaixaBank SA (Financials)	733,400

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
24,513	Cellnex Telecom SA (Communication Services)*(b)	$882,545
2,457	Corp ACCIONA Energias Renovables SA (Utilities)	50,784
12,691	EDP Renovaveis SA (Utilities)	172,974
13,605	Endesa SA (Utilities)	244,985
12,692	Grifols SA (Health Care)*	104,164
248,834	Iberdrola SA (Utilities)	2,859,709
47,734	Industria de Diseno Textil SA (Consumer Discretionary)	2,118,387
5,375	Naturgy Energy Group SA (Utilities)	127,266
17,378	Redeia Corp. SA (Utilities)	276,442
54,962	Repsol SA (Energy)	875,801
222,374	Telefonica SA (Communication Services)	912,756

		16,819,553

Sweden – 3.5%
7,557	AAK AB (Consumer Staples)	166,806
10,283	AddTech AB, Class B (Industrials)	227,574
12,139	Alfa Laval AB (Industrials)	457,172
41,793	Assa Abloy AB, Class B (Industrials)	1,193,111
108,974	Atlas Copco AB, Class A (Industrials)	1,893,034
64,745	Atlas Copco AB, Class B (Industrials)	968,911
5,100	Avanza Bank Holding AB (Financials)(a)	112,178
4,666	Axfood AB (Consumer Staples)	130,500
16,075	Beijer Ref AB (Industrials)	226,193
11,572	Boliden AB (Materials)	293,397
17,496	Castellum AB (Real Estate)*	209,835
8,997	Electrolux AB, Class B (Consumer Discretionary)*	77,037
14,912	Elekta AB, Class B (Health Care)(a)	107,998
34,981	Embracer Group AB (Communication Services)*(a)	62,068
26,741	Epiroc AB, Class A (Industrials)	485,204
16,220	Epiroc AB, Class B (Industrials)	267,735
22,518	EQT AB (Financials)	659,385
25,945	Essity AB, Class B (Consumer Staples)	606,034
7,694	Evolution AB (Consumer Discretionary)(b)	997,418
9,554	Fabege AB (Real Estate)	78,150
28,295	Fastighets AB Balder, Class B (Real Estate)*	175,828
9,365	Getinge AB, Class B (Health Care)	185,717
26,366	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	357,902
83,032	Hexagon AB, Class B (Information Technology)	973,760
3,902	Holmen AB, Class B (Materials)	156,797

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
16,519	Husqvarna AB, Class B (Industrials)	$127,491
6,683	Industrivarden AB, Class A (Financials)	228,182
5,560	Industrivarden AB, Class C (Financials)	189,301
11,497	Indutrade AB (Industrials)	304,440
5,791	Investment AB Latour, Class B (Industrials)	146,965
20,642	Investor AB, Class A (Financials)	512,287
78,079	Investor AB, Class B (Financials)	1,964,906
10,233	Kinnevik AB, Class B (Financials)*	108,437
1,938	L E Lundbergforetagen AB, Class B (Financials)	105,446
9,692	Lifco AB, Class B (Industrials)	258,330
63,492	Nibe Industrier AB, Class B (Industrials)	354,538
3,309	Saab AB, Class B (Industrials)	261,076
8,748	Sagax AB, Class B (Real Estate)	207,045
45,046	Sandvik AB (Industrials)	1,013,894
21,619	Securitas AB, Class B (Industrials)	232,644
68,255	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,014,513
14,256	Skanska AB, Class B (Industrials)	263,147
16,052	SKF AB, Class B (Industrials)	350,284
9,483	SSAB AB, Class A (Materials)	74,233
27,294	SSAB AB, Class B (Materials)	213,869
25,710	Svenska Cellulosa AB SCA, Class B (Materials)	364,377
63,038	Svenska Handelsbanken AB, Class A (Financials)	754,206
1,521	Svenska Handelsbanken AB, Class B (Financials)	22,637
7,787	Sweco AB, Class B (Industrials)	83,082
42,891	Swedbank AB, Class A (Financials)	942,591
10,007	Swedish Orphan Biovitrum AB (Health Care)*	246,223
23,781	Tele2 AB, Class B (Communication Services)	199,764
125,271	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	680,746
97,041	Telia Co. AB (Communication Services)	231,361
4,548	Thule Group AB (Consumer Discretionary)(b)	123,727
9,011	Trelleborg AB, Class B (Industrials)	327,524
8,181	Volvo AB, Class A (Industrials)	228,334
64,252	Volvo AB, Class B (Industrials)	1,770,315

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
20,440	Volvo Car AB, Class B (Consumer Discretionary)*	$74,590

		25,050,249

Switzerland – 5.1%
69,590	ABB Ltd. (Industrials)	3,218,108
21,154	Alcon, Inc. (Health Care)	1,806,096
22,864	Cie Financiere Richemont SA (Consumer Discretionary)	3,650,762
11,315	DSM-Firmenich AG (Materials)	1,212,209
1,422	Geberit AG (Industrials)	828,766
396	Givaudan SA (Materials)	1,667,108
2,205	Kuehne + Nagel International AG (Industrials)	745,225
3,188	Lonza Group AG (Health Care)	1,672,655
86,664	Novartis AG (Health Care)	8,807,633
927	Partners Group Holding AG (Financials)	1,335,941
855	Schindler Holding AG (Industrials)	218,277
1,747	Schindler Holding AG Participation Certificates (Industrials)	462,071
6,387	SGS SA (Industrials)	615,090
6,592	Sika AG (Materials)	1,912,732
4,585	Straumann Holding AG (Health Care)	726,893
1,209	Swatch Group AG (The) – Bearer (Consumer Discretionary)	286,409
2,268	Swatch Group AG (The) – Registered (Consumer Discretionary)	104,185
1,090	Swisscom AG (Communication Services)	625,616
129,187	UBS Group AG (Financials)	3,698,602
6,244	Zurich Insurance Group AG (Financials)	3,332,781

		36,927,159

United Kingdom – 10.6%
40,591	3i Group PLC (Financials)	1,267,210
10,195	Admiral Group PLC (Financials)	343,812
12,789	Allfunds Group PLC (Financials)	90,788
18,825	Ashtead Group PLC (Industrials)	1,352,561
14,891	Associated British Foods PLC (Consumer Staples)	428,151
64,946	AstraZeneca PLC (Health Care)	8,201,384
39,238	Auto Trader Group PLC (Communication Services)(b)	367,491
117,783	Aviva PLC (Financials)	664,941
40,116	B&M European Value Retail SA (Consumer Discretionary)	266,816
131,244	BAE Systems PLC (Industrials)	2,061,934
654,420	Barclays PLC (Financials)	1,361,415

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
41,876	Barratt Developments PLC (Consumer Discretionary)	$247,110
4,507	Berkeley Group Holdings PLC (Consumer Discretionary)	264,704
671,979	BP PLC (Energy)	3,916,044
88,255	British American Tobacco PLC (Consumer Staples)	2,617,917
271,305	BT Group PLC (Communication Services)	358,459
14,464	Bunzl PLC (Industrials)	576,881
15,934	Burberry Group PLC (Consumer Discretionary)	259,001
240,576	Centrica PLC (Utilities)	382,983
114,318	CK Hutchison Holdings Ltd. (Industrials)	580,439
8,735	Coca-Cola Europacific Partners PLC (Consumer Staples)	599,483
74,606	Compass Group PLC (Consumer Discretionary)	2,047,893
71,008	ConvaTec Group PLC (Health Care)(b)	221,141
6,001	Croda International PLC (Materials)	361,786
4,256	DCC PLC (Industrials)	302,345
96,677	Diageo PLC (Consumer Staples)	3,622,279
57,432	DS Smith PLC (Materials)	234,001
27,478	Entain PLC (Consumer Discretionary)	317,343
16,234	Halma PLC (Information Technology)	472,721
15,219	Hargreaves Lansdown PLC (Financials)	140,226
835,270	HSBC Holdings PLC (Financials)	6,492,657
35,800	Imperial Brands PLC (Consumer Staples)	771,887
60,262	Informa PLC (Communication Services)	617,603
6,898	InterContinental Hotels Group PLC (Consumer Discretionary)	731,208
12,437	Intermediate Capital Group PLC (Financials)	302,923
79,669	International Consolidated Airlines Group SA ADR (Industrials)*	293,979
6,927	Intertek Group PLC (Industrials)	404,994
75,605	J Sainsbury PLC (Consumer Staples)	238,709
107,511	JD Sports Fashion PLC (Consumer Discretionary)	160,339
81,636	Kingfisher PLC (Consumer Discretionary)	242,158
29,534	Land Securities Group PLC REIT (Real Estate)	231,477
255,548	Legal & General Group PLC (Financials)	782,602

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
2,767,996	Lloyds Banking Group PLC (Financials)	$1,630,592
18,176	London Stock Exchange Group PLC (Financials)	2,040,748
95,953	M&G PLC (Financials)	272,732
57,582	Melrose Industries PLC (Industrials)	462,524
158,454	National Grid PLC (Utilities)	2,079,529
235,822	NatWest Group PLC (Financials)	713,243
5,141	Next PLC (Consumer Discretionary)	540,669
25,370	Ocado Group PLC (Consumer Staples)*	164,117
30,785	Pearson PLC (Consumer Discretionary)	374,072
13,739	Persimmon PLC (Consumer Discretionary)	236,965
32,205	Phoenix Group Holdings PLC (Financials)	202,589
30,792	Reckitt Benckiser Group PLC (Consumer Staples)	1,946,739
81,279	RELX PLC (Industrials)	3,558,391
107,894	Rentokil Initial PLC (Industrials)	598,195
35,013	Rightmove PLC (Communication Services)	250,946
362,322	Rolls-Royce Holdings PLC (Industrials)*	1,691,657
43,924	Sage Group PLC (The) (Information Technology)	691,465
37,874	Schroders PLC (Financials)	188,425
50,055	Segro PLC REIT (Real Estate)	535,283
11,358	Severn Trent PLC (Utilities)	359,183
37,592	Smith & Nephew PLC (Health Care)	494,779
15,061	Smiths Group PLC (Industrials)	306,347
3,161	Spirax-Sarco Engineering PLC (Industrials)	412,846
46,926	SSE PLC (Utilities)	964,882
23,565	St James’s Place PLC (Financials)	149,937
94,961	Standard Chartered PLC (Financials)	801,928
151,905	Taylor Wimpey PLC (Consumer Discretionary)	264,882
307,138	Tesco PLC (Consumer Staples)	1,083,178
108,060	Unilever PLC (Consumer Staples)	5,285,142
29,352	United Utilities Group PLC (Utilities)	380,571
1,048,663	Vodafone Group PLC (Communication Services)	916,882
11,172	Weir Group PLC (The) (Industrials)	259,040
8,358	Whitbread PLC (Consumer Discretionary)	349,208

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
25,216	Wise PLC, Class A (Financials)*	$292,751
46,196	WPP PLC (Communication Services)	413,257

		76,113,489

United States – 6.9%
20,797	CSL Ltd. (Health Care)	3,876,254
1,733	CyberArk Software Ltd. (Information Technology)*	457,096
39,554	Experian PLC (Industrials)	1,693,646
20,275	Ferrovial SE (Industrials)	760,242
176,194	GSK PLC (Health Care)	3,710,007
218,857	Haleon PLC (Consumer Staples)	917,597
22,062	Holcim AG (Materials)*	1,806,451
3,504	ICON PLC (Health Care)*	1,123,453
3,092	Inmode Ltd. (Health Care)*	68,024
18,940	James Hardie Industries PLC CDI (Materials)*	749,217
1,132	Monday.com Ltd. (Information Technology)*	252,447
115,585	Nestle SA (Consumer Staples)	12,044,835
1,233	Roche Holding AG (Health Care)	343,624
30,451	Roche Holding AG (Health Care)	8,021,247
47,933	Sanofi SA (Health Care)	4,558,917
23,339	Schneider Electric SE (Industrials)	5,298,773
93,797	Stellantis NV (Consumer Discretionary)	2,449,762
12,431	Swiss Re AG (Financials)	1,504,906
19,835	Tenaris SA (Energy)	352,446

		49,988,944

TOTAL COMMON STOCKS (Cost $643,278,832)		715,372,517

Shares	Description	Rate	Value

Preferred Stocks – 0.4%

Germany – 0.4%
2,527	Bayerische Motoren Werke AG (Consumer Discretionary)	8.33%	277,014
4,907	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	1.16	458,475
7,094	Henkel AG & Co. KGaA (Consumer Staples)	2.66	533,997

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Germany – (continued)
6,597	Porsche Automobil Holding SE (Consumer Discretionary)	5.18%	$352,521
1,058	Sartorius AG (Health Care)	0.41	400,491
7,881	Volkswagen AG (Consumer Discretionary)	7.00	1,068,953

			3,091,451

Spain – 0.0%
11,254	Grifols SA, Class B (Health Care)*	0.00	62,537

TOTAL PREFERRED STOCKS (Cost $3,435,269)			3,153,988

Shares	Dividend Rate	Value

Investment Company – 0.3%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,040,168	5.195%	2,040,168
(Cost $2,040,168)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $648,754,269)		720,566,673

Securities Lending Reinvestment Vehicle – 0.6%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,091,567	5.219%	4,091,567
(Cost $4,091,567)

TOTAL INVESTMENTS – 100.3% (Cost $652,845,836)		$724,658,240

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,808,034)

NET ASSETS – 100.0%		$722,850,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

Sector Name	% of Market Value

Financials	18.5%

Industrials	17.0

Health Care	12.6

Consumer Discretionary	12.3

Information Technology	9.5

Consumer Staples	8.7

Materials	6.8

Communication Services	4.4

Energy	4.0

Utilities	3.0

Real Estate	2.3

Investment Company	0.3

Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

MSCI EAFE E-Mini Index	25	03/15/24	$2,859,875	$126,170

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 10.5%
75,171	Alphabet, Inc., Class A*	$10,408,176
63,492	Alphabet, Inc., Class C*	8,874,912
2,065	Charter Communications, Inc., Class A*	606,966
2,145	Iridium Communications, Inc.	62,098
390	Liberty Broadband Corp., Class C*	23,470
585	Live Nation Entertainment, Inc.*	56,733
4,680	Match Group, Inc.*	168,667
37,817	Meta Platforms, Inc., Class A	18,535,246
8,839	Netflix, Inc.*	5,329,210
195	Nexstar Media Group, Inc.	32,403
11,982	Pinterest, Inc., Class A*	439,739
389	Playtika Holding Corp.*	2,883
9,504	ROBLOX Corp., Class A*	379,210
195	Roku, Inc.*	12,320
2,872	Spotify Technology SA*	736,410
1,170	TKO Group Holdings, Inc.	97,964
9,018	Trade Desk, Inc. (The), Class A*	770,408
3,120	ZoomInfo Technologies, Inc.*	52,291

		46,589,106

Consumer Discretionary – 15.3%
8,303	Airbnb, Inc., Class A*	1,307,473
114,648	Amazon.com, Inc.*	20,265,180
297	AutoZone, Inc.*	892,788
585	Best Buy Co., Inc.	47,315
733	Booking Holdings, Inc.*	2,542,652
195	Bright Horizons Family Solutions, Inc.*	22,398
195	Brunswick Corp.	17,043
1,324	Burlington Stores, Inc.*	271,552
1,560	Caesars Entertainment, Inc.*	67,813
195	CarMax, Inc.*	15,405
195	Cava Group, Inc.*	11,390
563	Chipotle Mexican Grill, Inc.*	1,513,778
585	Choice Hotels International, Inc.	65,485
1,365	Churchill Downs, Inc.	166,353
22,423	Coupang, Inc. (South Korea)*	415,274
1,170	Crocs, Inc.*	143,033
1,168	Darden Restaurants, Inc.	199,389
538	Deckers Outdoor Corp.*	481,827
193	Dick’s Sporting Goods, Inc.	34,333
666	Domino’s Pizza, Inc.	298,601
4,902	DoorDash, Inc., Class A*	610,642
8,555	DraftKings, Inc., Class A*	370,603
585	eBay, Inc.	27,659
1,365	Etsy, Inc.*	97,857
1,950	Expedia Group, Inc.*	266,799
1,123	Five Below, Inc.*	225,364
2,130	Floor & Decor Holdings, Inc., Class A*	257,986
195	Grand Canyon Education, Inc.*	26,286
1,755	H&R Block, Inc.	85,907
2,336	Hilton Worldwide Holdings, Inc.	477,292
20,483	Home Depot, Inc. (The)	7,796,035
7,032	Las Vegas Sands Corp.	383,385
8,674	Lowe’s Cos., Inc.	2,087,572
2,280	Lululemon Athletica, Inc.*	1,064,965

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
4,992	Marriott International, Inc., Class A	$1,247,351
6,172	McDonald’s Corp.	1,803,952
390	Murphy USA, Inc.	162,634
12,984	NIKE, Inc., Class B	1,349,427
1,950	Norwegian Cruise Line Holdings Ltd.*	37,811
5	NVR, Inc.*	38,128
390	Ollie’s Bargain Outlet Holdings, Inc.*	31,266
1,024	O’Reilly Automotive, Inc.*	1,113,518
6,041	Peloton Interactive, Inc., Class A*	27,305
780	Planet Fitness, Inc., Class A*	48,399
780	Pool Corp.	310,534
1	RH*	274
6,415	Ross Stores, Inc.	955,578
1,365	Royal Caribbean Cruises Ltd.*	168,373
975	Service Corp. International	71,360
195	Skechers USA, Inc., Class A*	12,053
23,109	Starbucks Corp.	2,193,044
195	Tapestry, Inc.	9,268
585	Tempur Sealy International, Inc.	31,865
56,509	Tesla, Inc.*	11,408,037
1,368	Texas Roadhouse, Inc.	204,338
23,587	TJX Cos., Inc. (The)	2,338,415
1	TopBuild Corp.*	402
2,245	Tractor Supply Co.	570,948
585	Travel + Leisure Co.	26,144
975	Ulta Beauty, Inc.*	534,846
780	Valvoline, Inc.*	33,259
585	Victoria’s Secret & Co.*	16,708
585	Wayfair, Inc., Class A*	34,866
3,315	Wendy’s Co. (The)	60,035
195	Williams-Sonoma, Inc.	45,928
585	Wingstop, Inc.	205,364
195	Wyndham Hotels & Resorts, Inc.	14,927
195	Wynn Resorts Ltd.	20,514
1,560	YETI Holdings, Inc.*	64,022
5,040	Yum! Brands, Inc.	697,637

		68,445,964

Consumer Staples – 4.8%
585	Albertsons Cos., Inc., Class A	11,864
780	BJ’s Wholesale Club Holdings, Inc.*	56,971
195	Boston Beer Co., Inc. (The), Class A*	60,087
780	Brown-Forman Corp., Class A	46,753
2,730	Brown-Forman Corp., Class B	164,428
113	Casey’s General Stores, Inc.	34,407
2,730	Celsius Holdings, Inc.*	222,822
4,480	Church & Dwight Co., Inc.	448,538
2,531	Clorox Co. (The)	388,028
39,564	Coca-Cola Co. (The)	2,374,631
390	Constellation Brands, Inc., Class A	96,923
9,077	Costco Wholesale Corp.	6,752,289
4,485	Dollar General Corp.	651,715

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
1,365	Estee Lauder Cos., Inc. (The), Class A	$202,812
195	Freshpet, Inc.*	22,041
2,279	Hershey Co. (The)	428,270
11,115	Kenvue, Inc.	211,185
6,488	Kimberly-Clark Corp.	786,151
2,804	Lamb Weston Holdings, Inc.	286,597
15,231	Monster Beverage Corp.*	900,152
19,496	PepsiCo, Inc.	3,223,469
1,365	Performance Food Group Co.*	104,791
9,069	Procter & Gamble Co. (The)	1,441,427
10,395	Sysco Corp.	841,683
9,417	Target Corp.	1,440,048

		21,198,082

Energy – 0.5%
2,145	Antero Midstream Corp.	28,743
5,070	APA Corp.	151,035
4,904	Cheniere Energy, Inc.	761,101
3,315	Halliburton Co.	116,257
3,172	Hess Corp.	462,319
1,170	New Fortress Energy, Inc.	41,126
585	ONEOK, Inc.	43,945
2,145	Ovintiv, Inc.	105,985
4,522	Targa Resources Corp.	444,241
117	Texas Pacific Land Corp.	184,324

		2,339,076

Financials – 7.5%
3,897	American Express Co.	855,080
2,102	Ameriprise Financial, Inc.	856,271
10,681	Apollo Global Management, Inc.	1,194,136
975	Arch Capital Group Ltd.*	85,400
3,341	Ares Management Corp., Class A	443,117
195	Arthur J Gallagher & Co.	47,566
14,594	Blackstone, Inc.	1,865,405
4,127	Block, Inc.*	327,973
1,170	Blue Owl Capital, Inc.	21,013
195	Brighthouse Financial, Inc.*	9,077
1,755	Brown & Brown, Inc.	147,789
6,630	Equitable Holdings, Inc.	227,011
390	Euronet Worldwide, Inc.*	42,682
121	Everest Group Ltd.	44,634
780	FactSet Research Systems, Inc.	360,812
23	First Citizens BancShares, Inc., Class A	36,198
3,353	Fiserv, Inc.*	500,502
1,363	FleetCor Technologies, Inc.*	380,645
390	Jack Henry & Associates, Inc.	67,770
444	Kinsale Capital Group, Inc.	229,184
3,340	KKR & Co., Inc.	328,188
390	Lincoln National Corp.	10,741
1,560	LPL Financial Holdings, Inc.	417,908
778	MarketAxess Holdings, Inc.	166,033
8,122	Marsh & McLennan Cos., Inc.	1,642,837
17,003	Mastercard, Inc., Class A	8,072,344
2,962	Moody’s Corp.	1,123,842
583	Morningstar, Inc.	174,078
779	MSCI, Inc.	436,996

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
32,772	NU Holdings Ltd., Class A (Brazil)*	$363,114
20,376	PayPal Holdings, Inc.*	1,229,488
468	Primerica, Inc.	114,782
8,965	Progressive Corp. (The)	1,699,405
195	RenaissanceRe Holdings Ltd. (Bermuda)	43,840
195	RLI Corp.	28,558
780	Rocket Cos., Inc., Class A*	9,797
1,755	Ryan Specialty Holdings, Inc.*	91,927
583	S&P Global, Inc.	249,745
975	Shift4 Payments, Inc., Class A*	80,164
1,755	SLM Corp.	36,557
6,630	Toast, Inc., Class A*	152,490
390	TPG, Inc.	17,296
780	Tradeweb Markets, Inc., Class A	82,540
584	UWM Holdings Corp.	3,726
32,672	Visa, Inc., Class A	9,234,414
975	Western Union Co. (The)	13,075
390	WEX, Inc.*	85,695
195	Willis Towers Watson PLC	53,159
585	XP, Inc., Class A (Brazil)	13,829

		33,718,833

Health Care – 12.5%
1,755	10X Genomics, Inc., Class A*	81,853
2,145	Abbott Laboratories	254,483
36,138	AbbVie, Inc.	6,362,095
4,863	Agilent Technologies, Inc.	667,982
4,875	agilon health, Inc.*	29,884
1,558	Align Technology, Inc.*	471,170
1,950	Alnylam Pharmaceuticals, Inc.*	294,626
7,438	Amgen, Inc.	2,036,748
1,950	Apellis Pharmaceuticals, Inc.*	120,842
390	BioMarin Pharmaceutical, Inc.*	33,649
2,730	Bio-Techne Corp.	200,846
1,950	Bruker Corp.	168,753
2,535	Cardinal Health, Inc.	283,869
3,309	Cencora, Inc.	779,600
780	Certara, Inc.*	13,166
195	Chemed Corp.	122,095
390	Cigna Group (The)	131,095
975	DaVita, Inc.*	123,796
7,920	Dexcom, Inc.*	911,354
975	Doximity, Inc., Class A*	27,524
12,326	Edwards Lifesciences Corp.*	1,046,108
643	Elevance Health, Inc.	322,304
17,333	Eli Lilly & Co.	13,063,535
195	Encompass Health Corp.	14,508
1,170	Exact Sciences Corp.*	67,310
4,485	Exelixis, Inc.*	98,222
585	GE HealthCare Technologies, Inc.	53,399
585	Globus Medical, Inc., Class A*	31,584
780	HCA Healthcare, Inc.	243,126
1,113	Humana, Inc.	389,906
196	ICON PLC*	62,842
1,688	IDEXX Laboratories, Inc.*	970,988
975	Illumina, Inc.*	136,334

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
2,535	Incyte Corp.*	$147,943
585	Inspire Medical Systems, Inc.*	104,738
1,365	Insulet Corp.*	223,860
7,155	Intuitive Surgical, Inc.*	2,758,968
2,340	Ionis Pharmaceuticals, Inc.*	105,791
3,455	IQVIA Holdings, Inc.*	853,938
585	Jazz Pharmaceuticals PLC*	69,556
648	Karuna Therapeutics, Inc.*	203,453
1,176	Maravai LifeSciences Holdings, Inc., Class A*	9,090
780	Masimo Corp.*	100,261
1,054	McKesson Corp.	549,566
473	Medpace Holdings, Inc.*	188,027
9,571	Merck & Co., Inc.	1,216,953
444	Mettler-Toledo International, Inc.*	553,766
641	Molina Healthcare, Inc.*	252,496
1,950	Natera, Inc.*	168,656
1,976	Neurocrine Biosciences, Inc.*	257,670
1,950	Novocure Ltd.*	29,854
778	Penumbra, Inc.*	182,768
132	Regeneron Pharmaceuticals, Inc.*	127,524
505	Repligen Corp.*	97,965
2,970	ResMed, Inc.	515,948
6,240	Roivant Sciences Ltd.*	71,386
1,755	Sarepta Therapeutics, Inc.*	224,465
778	Shockwave Medical, Inc.*	202,957
1,365	Sotera Health Co.*	20,489
1,852	Stryker Corp.	646,478
195	Tandem Diabetes Care, Inc.*	5,193
4,867	Thermo Fisher Scientific, Inc.	2,775,066
1,365	Ultragenyx Pharmaceutical, Inc.*	70,598
16,009	UnitedHealth Group, Inc.	7,902,042
2,963	Veeva Systems, Inc., Class A*	668,186
4,829	Vertex Pharmaceuticals, Inc.*	2,031,753
1,170	Waters Corp.*	394,781
1,516	West Pharmaceutical Services, Inc.	543,274
9,482	Zoetis, Inc.	1,880,565

		55,771,620

Industrials – 6.8%
195	A O Smith Corp.	16,165
1,365	Advanced Drainage Systems, Inc.	222,823
1,560	Allegion PLC	199,477
195	Allison Transmission Holdings, Inc.	14,689
4,485	American Airlines Group, Inc.*	70,325
195	Armstrong World Industries, Inc.	23,519
7,265	Automatic Data Processing, Inc.	1,824,459
195	Avis Budget Group, Inc.	21,068
1,437	Axon Enterprise, Inc.*	441,691
1,558	Boeing Co. (The)*	317,396
2,535	Booz Allen Hamilton Holding Corp.	374,445
1,948	Broadridge Financial Solutions, Inc.	396,574

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
390	BWX Technologies, Inc.	$39,324
1,755	C.H. Robinson Worldwide, Inc.	130,010
7,835	Caterpillar, Inc.	2,616,577
5,819	ChargePoint Holdings, Inc.*(a)	12,045
1,578	Cintas Corp.	991,947
17,562	Copart, Inc.*	933,420
4,095	CSX Corp.	155,364
195	Dayforce, Inc.*	13,603
5,075	Deere & Co.	1,852,629
585	Delta Air Lines, Inc.	24,728
975	Donaldson Co., Inc.	69,829
390	EMCOR Group, Inc.	122,273
1,727	Equifax, Inc.	472,490
390	Expeditors International of Washington, Inc.	46,644
8,755	Fastenal Co.	639,203
195	Ferguson PLC	41,233
195	FTI Consulting, Inc.*	40,342
780	Genpact Ltd.	26,520
1,365	Graco, Inc.	124,570
780	HEICO Corp.	150,852
1,498	HEICO Corp., Class A	233,074
1,753	Honeywell International, Inc.	348,374
503	Hubbell, Inc.	191,477
195	IDEX Corp.	46,001
4,999	Illinois Tool Works, Inc.	1,310,488
390	J.B. Hunt Transport Services, Inc.	80,461
975	KBR, Inc.	58,529
585	Landstar System, Inc.	111,267
1,064	Lincoln Electric Holdings, Inc.	273,022
4,535	Lockheed Martin Corp.	1,942,068
6,240	Lyft, Inc., Class A*	99,091
195	MSA Safety, Inc.	35,909
195	Northrop Grumman Corp.	89,899
1,883	Old Dominion Freight Line, Inc.	833,190
390	Otis Worldwide Corp.	37,167
6,597	Paychex, Inc.	808,924
975	Paycom Software, Inc.	177,830
390	Paycor HCM, Inc.*	8,237
780	Paylocity Holding Corp.*	131,516
780	Quanta Services, Inc.	188,378
2,846	RB Global, Inc. (Canada)	216,040
2,351	Rockwell Automation, Inc.	670,223
4,875	Rollins, Inc.	214,841
57	Saia, Inc.*	32,798
197	SiteOne Landscape Supply, Inc.*	33,191
195	Spirit AeroSystems Holdings, Inc., Class A*	5,577
195	Tetra Tech, Inc.	34,577
1,950	Toro Co. (The)	180,004
1,363	Trane Technologies PLC	384,325
195	TransDigm Group, Inc.	229,659
2,219	Trex Co., Inc.*	203,615
40,305	Uber Technologies, Inc.*	3,204,247
780	U-Haul Holding Co.	49,585
5,340	Union Pacific Corp.	1,354,705
4,108	United Parcel Service, Inc., Class B	609,052

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
264	United Rentals, Inc.	$183,023
2,921	Verisk Analytics, Inc.	706,590
390	Vertiv Holdings Co., Class A	26,372
907	W.W. Grainger, Inc.	882,928
7,483	Waste Management, Inc.	1,538,879
195	Watsco, Inc.	76,853
975	WillScot Mobile Mini Holdings Corp.*	46,556
585	Xylem, Inc.	74,324

		30,389,100

Information Technology – 40.2%
12,938	Accenture PLC, Class A	4,848,904
9,383	Adobe, Inc.*	5,257,107
18,680	Advanced Micro Devices, Inc.*	3,596,460
1,365	Allegro MicroSystems, Inc. (Japan)*	42,984
1,170	Alteryx, Inc., Class A*	56,207
6,006	Amphenol Corp., Class A	656,095
1,469	ANSYS, Inc.*	490,896
190,186	Apple, Inc.	34,376,120
14,458	Applied Materials, Inc.	2,915,022
975	AppLovin Corp., Class A*	58,227
5,131	Arista Networks, Inc.*	1,424,058
3,171	Atlassian Corp., Class A*	657,729
4,403	Autodesk, Inc.*	1,136,723
3,315	Bentley Systems, Inc., Class B	170,292
8,827	Broadcom, Inc.	11,479,425
5,532	Cadence Design Systems, Inc.*	1,683,830
2,533	CDW Corp.	623,650
5,952	Cloudflare, Inc., Class A*	586,510
3,510	Confluent, Inc., Class A*	118,884
4,366	Crowdstrike Holdings, Inc., Class A*	1,415,239
5,592	Datadog, Inc., Class A*	735,124
4,137	DocuSign, Inc.*	220,378
2,535	DoubleVerify Holdings, Inc.*	78,306
4,290	Dropbox, Inc., Class A*	102,746
4,918	Dynatrace, Inc.*	243,687
1,559	Elastic NV*	208,610
2,724	Enphase Energy, Inc.*	345,975
195	Entegris, Inc.	26,200
1,168	EPAM Systems, Inc.*	355,539
500	Fair Isaac Corp.*	634,955
1,365	Five9, Inc.*	83,265
13,446	Fortinet, Inc.*	929,253
1,571	Gartner, Inc.*	731,395
1,560	Gen Digital, Inc.	33,524
1,560	Gitlab, Inc., Class A*	112,507
780	Globant SA*	174,073
1,755	GoDaddy, Inc., Class A*	200,333
1,170	HashiCorp, Inc., Class A*	30,502
3,315	HP, Inc.	93,914
936	HubSpot, Inc.*	579,206
5,597	Intuit, Inc.	3,710,195
1,560	Jabil, Inc.	224,780
973	Keysight Technologies, Inc.*	150,134
2,806	KLA Corp.	1,914,534
2,552	Lam Research Corp.	2,394,414

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,535	Lattice Semiconductor Corp.*	$194,206
1,257	Manhattan Associates, Inc.*	318,436
7,848	Microchip Technology, Inc.	660,331
93,274	Microsoft Corp.	38,581,857
1,369	MongoDB, Inc.*	612,737
942	Monolithic Power Systems, Inc.	678,278
3,112	Motorola Solutions, Inc.	1,028,174
195	nCino, Inc.*	5,819
1,560	NetApp, Inc.	139,027
975	Nutanix, Inc., Class A*	61,581
34,157	NVIDIA Corp.	27,022,286
195	Okta, Inc.*	20,923
12,989	Oracle Corp.	1,450,612
38,987	Palantir Technologies, Inc., Class A*	977,794
6,175	Palo Alto Networks, Inc.*	1,917,646
780	Pegasystems, Inc.	50,731
1,560	Procore Technologies, Inc.*	121,727
1,170	PTC, Inc.*	214,122
4,095	Pure Storage, Inc., Class A*	215,602
19,922	QUALCOMM, Inc.	3,143,492
1,560	RingCentral, Inc., Class A*	52,135
14,616	Salesforce, Inc.*	4,513,713
585	SentinelOne, Inc., Class A*	16,479
4,167	ServiceNow, Inc.*	3,214,174
2,340	Smartsheet, Inc., Class A*	98,771
6,436	Snowflake, Inc., Class A*	1,211,770
3,180	Splunk, Inc.*	496,780
3,111	Synopsys, Inc.*	1,784,874
1,950	Teradata Corp.*	73,359
2,631	Teradyne, Inc.	272,545
7,586	Texas Instruments, Inc.	1,269,365
585	Twilio, Inc., Class A*	34,860
641	Tyler Technologies, Inc.*	280,207
5,460	UiPath, Inc., Class A*	129,675
2,145	Unity Software, Inc.*	62,891
390	Universal Display Corp.	68,024
2	VeriSign, Inc.*	391
975	Vontier Corp.	41,925
4,109	Workday, Inc., Class A*	1,210,758
195	Zebra Technologies Corp., Class A*	54,499
1,754	Zscaler, Inc.*	424,415

		178,634,902

Materials – 0.8%
2,679	Ardagh Metal Packaging SA	8,787
585	Avery Dennison Corp.	126,670
390	Axalta Coating Systems Ltd.*	12,765
390	Eagle Materials, Inc.	98,884
3,955	Ecolab, Inc.	889,242
390	FMC Corp.	21,992
2,882	Ginkgo Bioworks Holdings, Inc.*(a)	4,381
3,120	Graphic Packaging Holding Co.	80,964
935	Linde PLC	419,647
1,170	PPG Industries, Inc.	165,672
390	RPM International, Inc.	44,986
780	Scotts Miracle-Gro Co. (The)	51,246

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
1,560	Sealed Air Corp.	$54,397
4,058	Sherwin-Williams Co. (The)	1,347,378
1,560	Southern Copper Corp. (Mexico)	126,142
585	Vulcan Materials Co.	155,522

		3,608,675

Real Estate – 1.0%
9,535	American Tower Corp. REIT	1,896,130
3,556	CoStar Group, Inc.*	309,479
780	Crown Castle, Inc. REIT	85,753
960	Equinix, Inc. REIT	853,267
1,170	Equity LifeStyle Properties, Inc. REIT	78,765
2,730	Iron Mountain, Inc. REIT	214,687
1,364	Lamar Advertising Co., Class A REIT	150,790
1,867	Public Storage REIT	529,985
195	SBA Communications Corp. REIT	40,800
1,365	Simon Property Group, Inc. REIT	202,211
585	Sun Communities, Inc. REIT	78,250
390	UDR, Inc. REIT	13,845

		4,453,962

Utilities – 0.0%
7,605	AES Corp. (The)	115,596
1,950	Vistra Corp.	106,353

		221,949

TOTAL COMMON STOCKS (Cost $412,004,673)		445,371,269

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
76,423	5.195%	76,423
(Cost $76,423)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $412,081,096)		445,447,692

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,529	5.219%	$6,529
(Cost $6,529)

TOTAL INVESTMENTS – 99.9% (Cost $412,087,625)		$445,454,221

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		271,003

NET ASSETS – 100.0%		$445,725,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Communication Services – 4.6%
969	AMC Entertainment Holdings, Inc., Class A*	$4,186
121,815	AT&T, Inc.	2,062,328
1	Cable One, Inc.	456
67,798	Comcast Corp., Class A	2,905,144
4,522	Electronic Arts, Inc.	630,729
4,522	Fox Corp., Class A	134,711
2,261	Fox Corp., Class B	61,906
4,199	Frontier Communications Parent, Inc.*	99,432
1,292	IAC, Inc.*	73,386
6,460	Interpublic Group of Cos., Inc. (The)	202,844
323	Liberty Broadband Corp., Class A*	19,428
1,615	Liberty Broadband Corp., Class C*	97,191
323	Liberty Media Corp.-Liberty Formula One, Class A*	21,172
3,230	Liberty Media Corp.-Liberty Formula One, Class C*	235,015
323	Liberty Media Corp.-Liberty Live, Class A*	12,464
646	Liberty Media Corp.-Liberty Live, Class C*	25,724
2,584	Liberty Media Corp.-Liberty SiriusXM*	74,884
1,292	Liberty Media Corp.-Liberty SiriusXM, Class A*	37,649
1,938	Live Nation Entertainment, Inc.*	187,947
323	Madison Square Garden Sports Corp.*	60,785
323	Match Group, Inc.*	11,641
2,584	New York Times Co. (The), Class A	114,420
6,460	News Corp., Class A	173,645
1,938	News Corp., Class B	54,244
323	Nexstar Media Group, Inc.	53,673
3,230	Omnicom Group, Inc.	285,500
9,690	Paramount Global, Class B	106,978
1,938	Roku, Inc.*	122,443
10,952	Sirius XM Holdings, Inc.	48,408
2,907	Take-Two Interactive Software, Inc.*	427,126
9,042	T-Mobile US, Inc.	1,476,559
1,938	TripAdvisor, Inc.*	51,977
71,558	Verizon Communications, Inc.	2,863,751
30,956	Walt Disney Co. (The)	3,454,070
37,400	Warner Bros Discovery, Inc.*	328,746
2,584	ZoomInfo Technologies, Inc.*	43,308

		16,563,870

Consumer Discretionary – 5.0%
3,553	ADT, Inc.	25,795
969	Advance Auto Parts, Inc.	65,446
4,522	Aptiv PLC*	359,454
3,876	Aramark	117,559
644	AutoNation, Inc.*	96,471
1	AutoZone, Inc.*	3,006

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
3,876	Bath & Body Works, Inc.	$177,133
2,907	Best Buy Co., Inc.	235,118
3,876	BorgWarner, Inc.	120,660
1,292	Boyd Gaming Corp.	85,440
969	Bright Horizons Family Solutions, Inc.*	111,299
969	Brunswick Corp.	84,691
1,938	Caesars Entertainment, Inc.*	84,245
1,938	Capri Holdings Ltd.*	89,400
2,584	CarMax, Inc.*	204,136
16,754	Carnival Corp.*	265,718
646	Carter’s, Inc.	52,294
646	Columbia Sportswear Co.	53,418
5,168	D.R. Horton, Inc.	772,306
969	Darden Restaurants, Inc.	165,418
969	Dick’s Sporting Goods, Inc.	172,375
969	DoorDash, Inc., Class A*	120,708
8,398	eBay, Inc.	397,057
969	Etsy, Inc.*	69,468
646	Expedia Group, Inc.*	88,386
66,789	Ford Motor Co.	830,855
4,522	GameStop Corp., Class A*	64,529
3,230	Gap, Inc. (The)	61,176
2,584	Garmin Ltd.	354,912
23,214	General Motors Co.	951,310
3,876	Gentex Corp.	141,590
2,261	Genuine Parts Co.	337,477
323	Grand Canyon Education, Inc.*	43,540
969	H&R Block, Inc.	47,433
2,261	Harley-Davidson, Inc.	82,006
2,261	Hasbro, Inc.	113,706
2,261	Hilton Worldwide Holdings, Inc.	461,968
646	Hyatt Hotels Corp., Class A	99,219
1,938	Kohl’s Corp.	54,012
323	Las Vegas Sands Corp.	17,610
969	Lear Corp.	133,092
2,261	Leggett & Platt, Inc.	46,170
4,199	Lennar Corp., Class A	665,583
323	Lennar Corp., Class B	47,601
644	Lithia Motors, Inc.	192,595
4,522	LKQ Corp.	236,455
2,584	Lowe’s Cos., Inc.	621,891
12,681	Lucid Group, Inc.*	41,847
4,522	Macy’s, Inc.	78,864
646	Marriott Vacations Worldwide Corp.	60,201
5,814	Mattel, Inc.*	114,536
7,427	McDonald’s Corp.	2,170,764
4,845	MGM Resorts International*	209,692
1,292	Mister Car Wash, Inc.*	10,711
969	Mohawk Industries, Inc.*	114,943
6,460	Newell Brands, Inc.	48,450
9,367	NIKE, Inc., Class B	973,512
1,938	Nordstrom, Inc.	40,640
5,491	Norwegian Cruise Line Holdings Ltd.*	106,470
54	NVR, Inc.*	411,781

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
646	Ollie’s Bargain Outlet Holdings, Inc.*	$51,790
2	O’Reilly Automotive, Inc.*	2,175
2,584	Penn Entertainment, Inc.*	47,287
323	Penske Automotive Group, Inc.	49,581
1,376	Petco Health & Wellness Co., Inc.*	3,578
646	Phinia, Inc.	22,106
646	Planet Fitness, Inc., Class A*	40,084
969	Polaris, Inc.	89,836
3,553	PulteGroup, Inc.	385,074
969	PVH Corp.	132,433
4,845	QuantumScape Corp.*	30,378
646	Ralph Lauren Corp.	120,104
322	RH*	88,357
11,305	Rivian Automotive, Inc., Class A*	127,973
323	Ross Stores, Inc.	48,114
2,907	Royal Caribbean Cruises Ltd.*	358,578
1,615	Service Corp. International	118,202
1,938	Skechers USA, Inc., Class A*	119,788
3,876	Tapestry, Inc.	184,226
2,261	Tempur Sealy International, Inc.	123,157
969	Thor Industries, Inc.	124,206
1,938	Toll Brothers, Inc.	222,172
644	TopBuild Corp.*	259,133
646	Travel + Leisure Co.	28,870
3,230	Under Armour, Inc., Class A*	28,941
3,553	Under Armour, Inc., Class C*	30,342
646	Vail Resorts, Inc.	148,780
1,938	Valvoline, Inc.*	82,636
5,814	VF Corp.	95,001
646	Victoria’s Secret & Co.*	18,450
969	Wayfair, Inc., Class A*	57,752
969	Whirlpool Corp.	104,061
969	Williams-Sonoma, Inc.	228,229
1,292	Wyndham Hotels & Resorts, Inc.	98,903
1,615	Wynn Resorts Ltd.	169,898
646	Yum! Brands, Inc.	89,419

		17,933,756

Consumer Staples – 7.8%
6,460	Albertsons Cos., Inc., Class A	131,009
30,310	Altria Group, Inc.	1,239,982
9,044	Archer-Daniels-Midland Co.	480,327
1,615	BJ’s Wholesale Club Holdings, Inc.*	117,960
323	Brown-Forman Corp., Class A	19,361
646	Brown-Forman Corp., Class B	38,908
2,584	Bunge Global SA	243,852
3,230	Campbell Soup Co.	137,727
645	Casey’s General Stores, Inc.	196,396
323	Church & Dwight Co., Inc.	32,339
33,217	Coca-Cola Co. (The)	1,993,684
13,847	Colgate-Palmolive Co.	1,198,042
8,075	Conagra Brands, Inc.	226,746
2,582	Constellation Brands, Inc., Class A	641,679
6,137	Coty, Inc., Class A*	77,081

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
2,584	Darling Ingredients, Inc.*	$109,329
3,553	Dollar Tree, Inc.*	521,154
2,584	Estee Lauder Cos., Inc. (The), Class A	383,931
3,230	Flowers Foods, Inc.	72,417
646	Freshpet, Inc.*	73,017
10,013	General Mills, Inc.	642,634
1,615	Grocery Outlet Holding Corp.*	41,651
646	Hershey Co. (The)	121,396
4,845	Hormel Foods Corp.	171,125
969	Ingredion, Inc.	113,983
1,615	J M Smucker Co. (The)	194,075
4,522	Kellanova	249,388
19,338	Kenvue, Inc.	367,422
16,108	Keurig Dr Pepper, Inc.	481,790
323	Kimberly-Clark Corp.	39,138
13,524	Kraft Heinz Co. (The)	477,127
10,982	Kroger Co. (The)	544,817
4,199	McCormick & Co., Inc.	289,143
2,907	Molson Coors Beverage Co., Class B	181,455
22,891	Mondelez International, Inc., Class A	1,672,645
2,488	Olaplex Holdings, Inc.*	4,628
7,106	PepsiCo, Inc.	1,174,906
1,292	Performance Food Group Co.*	99,187
26,434	Philip Morris International, Inc.	2,378,003
646	Pilgrim’s Pride Corp.*	20,569
969	Post Holdings, Inc.*	100,931
32,248	Procter & Gamble Co. (The)	5,125,497
969	Reynolds Consumer Products, Inc.	28,586
646	Spectrum Brands Holdings, Inc.	51,951
4,845	Tyson Foods, Inc., Class A	262,793
3,876	US Foods Holding Corp.*	196,862
12,232	Walgreens Boots Alliance, Inc.	260,052
72,633	Walmart, Inc.	4,257,020
969	WK Kellogg Co.	14,186

		27,497,901

Energy – 7.6%
3,876	Antero Midstream Corp.	51,938
4,845	Antero Resources Corp.*	124,517
646	APA Corp.	19,244
17,077	Baker Hughes Co.	505,308
2,261	Chesapeake Energy Corp.	187,166
29,013	Chevron Corp.	4,410,266
20,307	ConocoPhillips	2,285,350
12,555	Coterra Energy, Inc.	323,668
10,982	Devon Energy Corp.	483,867
2,908	Diamondback Energy, Inc.	530,768
1,615	DT Midstream, Inc.	93,073
10,013	EOG Resources, Inc.	1,146,088
6,137	EQT Corp.	227,990
68,769	Exxon Mobil Corp.	7,187,736
12,232	Halliburton Co.	428,976
1,938	Hess Corp.	282,464
2,261	HF Sinclair Corp.	125,486
33,201	Kinder Morgan, Inc.	577,365

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
10,659	Marathon Oil Corp.	$258,481
6,460	Marathon Petroleum Corp.	1,093,226
6,783	NOV, Inc.	114,633
11,951	Occidental Petroleum Corp.	724,350
9,366	ONEOK, Inc.	703,574
2,584	Ovintiv, Inc.	127,675
7,430	Phillips 66	1,058,849
3,876	Pioneer Natural Resources Co.	911,596
3,876	Range Resources Corp.	122,559
24,173	Schlumberger NV	1,168,281
18,961	Southwestern Energy Co.*	132,158
7,429	TechnipFMC PLC (United Kingdom)	161,135
5,814	Valero Energy Corp.	822,448
20,630	Williams Cos., Inc. (The)	741,442

		27,131,677

Financials – 22.4%
646	Affiliated Managers Group, Inc.	100,976
3,553	Affirm Holdings, Inc.*	133,309
10,013	Aflac, Inc.	808,450
10,013	AGNC Investment Corp. REIT	95,724
4,522	Allstate Corp. (The)	721,349
4,522	Ally Financial, Inc.	167,269
6,781	American Express Co.	1,487,887
1,292	American Financial Group, Inc.	164,950
12,232	American International Group, Inc.	891,590
8,398	Annaly Capital Management, Inc. REIT	160,318
3,551	Aon PLC, Class A	1,122,080
5,168	Arch Capital Group Ltd.*	452,665
3,551	Arthur J Gallagher & Co.	866,195
969	Assurant, Inc.	175,825
969	Assured Guaranty Ltd.	88,760
1,292	Axis Capital Holdings Ltd.	80,840
117,292	Bank of America Corp.	4,048,920
13,201	Bank of New York Mellon Corp. (The)	740,444
1,938	Bank OZK	84,884
30,956	Berkshire Hathaway, Inc., Class B*	12,673,386
2,583	BlackRock, Inc.	2,095,691
5,814	Block, Inc.*	462,039
6,460	Blue Owl Capital, Inc.	116,022
323	BOK Financial Corp.	27,458
969	Brighthouse Financial, Inc.*	45,107
2,584	Brown & Brown, Inc.	217,599
6,460	Capital One Financial Corp.	888,961
3,553	Carlyle Group, Inc. (The)	162,905
1,936	Cboe Global Markets, Inc.	371,712
25,142	Charles Schwab Corp. (The)	1,678,983
6,784	Chubb Ltd.	1,707,329
2,584	Cincinnati Financial Corp.	294,576
32,569	Citigroup, Inc.	1,807,254
8,075	Citizens Financial Group, Inc.	253,474
6,137	CME Group, Inc.	1,352,288
323	CNA Financial Corp.	14,196
2,907	Coinbase Global, Inc., Class A*	591,749

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
3,553	Columbia Banking System, Inc.	$64,309
2,261	Comerica, Inc.	111,648
1,939	Commerce Bancshares, Inc.	100,906
3,230	Corebridge Financial, Inc.	80,201
1	Credit Acceptance Corp.*	554
969	Cullen/Frost Bankers, Inc.	105,146
4,199	Discover Financial Services	506,819
2,261	East West Bancorp, Inc.	164,736
323	Euronet Worldwide, Inc.*	35,349
646	Evercore, Inc., Class A	120,854
646	Everest Group Ltd.	238,296
4,522	Fidelity National Financial, Inc.	228,723
10,013	Fidelity National Information Services, Inc.	692,799
11,628	Fifth Third Bancorp	399,305
1,615	First American Financial Corp.	94,332
136	First Citizens BancShares, Inc., Class A	214,038
2,261	First Hawaiian, Inc.	47,391
9,367	First Horizon Corp.	132,075
7,429	Fiserv, Inc.*	1,108,927
6,137	FNB Corp.	81,868
4,845	Franklin Resources, Inc.	132,995
4,520	Global Payments, Inc.	586,244
1,615	Globe Life, Inc.	204,992
5,490	Goldman Sachs Group, Inc. (The)(a)	2,135,885
646	Hanover Insurance Group, Inc. (The)	84,930
5,168	Hartford Financial Services Group, Inc. (The)	495,301
646	Houlihan Lokey, Inc.	83,114
24,496	Huntington Bancshares, Inc.	319,428
1,615	Interactive Brokers Group, Inc., Class A	175,583
9,690	Intercontinental Exchange, Inc.	1,341,290
6,137	Invesco Ltd.	94,571
967	Jack Henry & Associates, Inc.	168,036
2,261	Janus Henderson Group PLC	70,453
3,230	Jefferies Financial Group, Inc.	135,079
49,026	JPMorgan Chase & Co.	9,121,778
969	Kemper Corp.	55,553
15,785	KeyCorp	225,252
8,398	KKR & Co., Inc.	825,187
1,938	Lazard, Inc.	74,690
2,584	Lincoln National Corp.	71,163
3,230	Loews Corp.	242,670
2,907	M&T Bank Corp.	406,224
322	Markel Group, Inc.*	480,579
1,615	Marsh & McLennan Cos., Inc.	326,666
10,982	MetLife, Inc.	765,885
4,845	MGIC Investment Corp.	96,367
322	Moody’s Corp.	122,173
20,307	Morgan Stanley	1,747,214
646	MSCI, Inc.	362,387
5,814	Nasdaq, Inc.	326,747
969	NCR Atleos Corp.*	21,085

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
11,909	New York Community Bancorp, Inc.	$57,044
3,553	Northern Trust Corp.	291,808
12,232	NU Holdings Ltd., Class A (Brazil)*	135,531
4,522	Old Republic International Corp.	130,957
1,938	OneMain Holdings, Inc.	91,532
1,938	PayPal Holdings, Inc.*	116,939
1,292	Pinnacle Financial Partners, Inc.	106,874
6,783	PNC Financial Services Group, Inc. (The)	998,458
1,292	Popular, Inc. (Puerto Rico)	108,115
323	Primerica, Inc.	79,219
4,199	Principal Financial Group, Inc.	339,531
2,584	Progressive Corp. (The)	489,823
1,615	Prosperity Bancshares, Inc.	100,792
6,137	Prudential Financial, Inc.	668,872
3,230	Raymond James Financial, Inc.	388,634
15,785	Regions Financial Corp.	294,075
969	Reinsurance Group of America, Inc.	171,368
646	RenaissanceRe Holdings Ltd. (Bermuda)	145,234
8,075	Rithm Capital Corp. REIT	87,533
646	RLI Corp.	94,607
11,305	Robinhood Markets, Inc., Class A*	184,385
1,292	Rocket Cos., Inc., Class A*	16,228
5,166	S&P Global, Inc.	2,213,011
1,615	SEI Investments Co.	108,609
2,261	SLM Corp.	47,097
15,446	SoFi Technologies, Inc.*	138,705
4,845	Starwood Property Trust, Inc. REIT	98,790
5,491	State Street Corp.	404,851
1,615	Stifel Financial Corp.	122,514
7,106	Synchrony Financial	293,478
2,584	Synovus Financial Corp.	98,037
3,876	T. Rowe Price Group, Inc.	439,345
969	TFS Financial Corp.	12,355
646	TPG, Inc.	28,650
1,292	Tradeweb Markets, Inc., Class A	136,719
3,876	Travelers Cos., Inc. (The)	856,441
22,568	Truist Financial Corp.	789,429
3,230	Unum Group	159,723
25,788	US Bancorp	1,082,064
969	UWM Holdings Corp.	6,182
1,615	Virtu Financial, Inc., Class A	29,151
1,615	Voya Financial, Inc.	110,401
3,553	W R Berkley Corp.	297,031
2,907	Webster Financial Corp.	138,489
62,309	Wells Fargo & Co.	3,463,757
1,938	Western Alliance Bancorp	111,881
5,491	Western Union Co. (The)	73,634
323	WEX, Inc.*	70,973
1	White Mountains Insurance Group Ltd.	1,765
1,615	Willis Towers Watson PLC	440,265

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
969	Wintrust Financial Corp.	$93,363
5,168	XP, Inc., Class A (Brazil)	122,171
2,584	Zions Bancorp NA	101,887

		80,169,288

Health Care – 14.7%
27,397	Abbott Laboratories	3,250,380
1,615	Acadia Healthcare Co., Inc.*	134,772
969	Agilent Technologies, Inc.	133,102
646	agilon health, Inc.*	3,960
323	Alnylam Pharmaceuticals, Inc.*	48,802
646	Amedisys, Inc.*	60,091
2,907	Amgen, Inc.	796,024
11,305	Avantor, Inc.*	278,555
969	Azenta, Inc.*	63,130
8,721	Baxter International, Inc.	356,863
4,845	Becton Dickinson & Co.	1,141,240
2,582	Biogen, Inc.*	560,268
2,907	BioMarin Pharmaceutical, Inc.*	250,816
323	Bio-Rad Laboratories, Inc., Class A*	105,259
24,818	Boston Scientific Corp.*	1,643,200
34,493	Bristol-Myers Squibb Co.	1,750,520
1,939	Cardinal Health, Inc.	217,129
2,907	Catalent, Inc.*	166,687
9,044	Centene Corp.*	709,321
1,292	Certara, Inc.*	21,809
969	Charles River Laboratories International, Inc.*	246,310
1	Chemed Corp.	626
4,522	Cigna Group (The)	1,520,025
3,868	Cooper Cos., Inc. (The)	362,045
21,599	CVS Health Corp.	1,606,318
11,303	Danaher Corp.	2,861,241
3,553	DENTSPLY SIRONA, Inc.	116,112
1,292	Doximity, Inc., Class A*	36,473
8,398	Elanco Animal Health, Inc.*	133,444
3,552	Elevance Health, Inc.	1,780,440
1,615	Encompass Health Corp.	120,156
969	Enovis Corp.*	57,956
2,907	Envista Holdings Corp.*	60,030
1,938	Exact Sciences Corp.*	111,493
1,292	Exelixis, Inc.*	28,295
1,615	Fortrea Holdings, Inc.*	60,627
6,137	GE HealthCare Technologies, Inc.	560,185
21,276	Gilead Sciences, Inc.	1,534,000
1,292	Globus Medical, Inc., Class A*	69,755
2,585	HCA Healthcare, Inc.	805,744
2,261	Henry Schein, Inc.*	172,899
4,199	Hologic, Inc.*	309,886
1,291	Humana, Inc.	452,263
1,291	ICON PLC*	413,920
323	ICU Medical, Inc.*	35,281
1,938	Illumina, Inc.*	270,991
969	Incyte Corp.*	56,551
1,292	Integra LifeSciences Holdings Corp.*	47,688
323	Ionis Pharmaceuticals, Inc.*	14,603

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
323	IQVIA Holdings, Inc.*	$79,833
646	Jazz Pharmaceuticals PLC*	76,809
40,951	Johnson & Johnson	6,608,672
1,613	Laboratory Corp. of America Holdings	348,134
646	Maravai LifeSciences Holdings, Inc., Class A*	4,994
1,613	McKesson Corp.	841,034
22,568	Medtronic PLC	1,881,268
35,139	Merck & Co., Inc.	4,467,924
5,491	Moderna, Inc.*	506,490
644	Molina Healthcare, Inc.*	253,678
4,199	Organon & Co.	73,105
2,261	Perrigo Co. PLC	59,374
96,292	Pfizer, Inc.	2,557,515
1,938	Premier, Inc., Class A	40,427
3,735	QIAGEN NV*	159,821
1,938	Quest Diagnostics, Inc.	242,037
969	QuidelOrtho Corp.*	44,186
2,584	R1 RCM, Inc.*	36,305
1,615	Regeneron Pharmaceuticals, Inc.*	1,560,235
644	Repligen Corp.*	124,930
2,261	Revvity, Inc.	247,783
323	Roivant Sciences Ltd.*	3,695
6,137	Royalty Pharma PLC, Class A	186,197
646	Sotera Health Co.*	9,696
1,615	STERIS PLC	376,150
4,522	Stryker Corp.	1,578,495
969	Tandem Diabetes Care, Inc.*	25,804
2,907	Teladoc Health, Inc.*	43,838
967	Teleflex, Inc.	215,438
1,615	Tenet Healthcare Corp.*	150,195
2,583	Thermo Fisher Scientific, Inc.	1,472,775
646	United Therapeutics Corp.*	145,763
2,583	UnitedHealth Group, Inc.	1,274,969
969	Universal Health Services, Inc., Class B	161,881
324	Vertex Pharmaceuticals, Inc.*	136,320
20,307	Viatris, Inc.	251,198
3,553	Zimmer Biomet Holdings, Inc.	441,851

		52,226,104

Industrials – 14.3%
9,367	3M Co.	862,888
1,938	A O Smith Corp.	160,660
646	Acuity Brands, Inc.	162,301
2,261	AECOM	200,845
969	AGCO Corp.	106,299
1,615	Air Lease Corp.	64,761
2,261	Alaska Air Group, Inc.*	84,539
1,292	Allison Transmission Holdings, Inc.	97,326
6,783	American Airlines Group, Inc.*	106,357
3,876	AMETEK, Inc.	698,378
646	Armstrong World Industries, Inc.	77,914
969	Automatic Data Processing, Inc.	243,345
323	Avis Budget Group, Inc.	34,897
2,261	AZEK Co., Inc. (The)*	108,777

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
8,075	Boeing Co. (The)*	$1,645,039
323	Broadridge Financial Solutions, Inc.	65,756
2,259	Builders FirstSource, Inc.*	440,912
1,292	BWX Technologies, Inc.	130,272
323	C.H. Robinson Worldwide, Inc.	23,928
323	CACI International, Inc., Class A*	121,077
967	Carlisle Cos., Inc.	338,450
14,170	Carrier Global Corp.	787,569
2,260	Caterpillar, Inc.	754,750
2	Cintas Corp.	1,257
8,075	Clarivate PLC*	57,978
969	Clean Harbors, Inc.*	176,455
16,431	CNH Industrial NV	196,350
646	Concentrix Corp.	46,803
2,261	Core & Main, Inc., Class A*	107,918
969	Crane Co.	117,792
29,664	CSX Corp.	1,125,452
2,918	Cummins, Inc.	783,804
646	Curtiss-Wright Corp.	152,630
2,261	Dayforce, Inc.*	157,727
323	Deere & Co.	117,911
10,336	Delta Air Lines, Inc.	436,903
1,292	Donaldson Co., Inc.	92,533
2,261	Dover Corp.	373,924
969	Driven Brands Holdings, Inc.*	13,362
4,522	Dun & Bradstreet Holdings, Inc.	47,662
6,783	Eaton Corp. PLC	1,960,287
644	EMCOR Group, Inc.	201,907
9,690	Emerson Electric Co.	1,035,376
646	Equifax, Inc.	176,739
969	Esab Corp.	96,047
2,261	Expeditors International of Washington, Inc.	270,416
2,584	Fastenal Co.	188,658
3,876	FedEx Corp.	965,008
3,230	Ferguson PLC	682,983
2,261	Flowserve Corp.	95,686
6,137	Fortive Corp.	522,443
2,261	Fortune Brands Innovations, Inc.	183,910
644	FTI Consulting, Inc.*	133,231
1,938	Gates Industrial Corp. PLC*	28,527
969	Generac Holdings, Inc.*	109,022
4,198	General Dynamics Corp.	1,147,103
18,369	General Electric Co.	2,881,912
2,261	Genpact Ltd.	76,874
1,615	Graco, Inc.	147,385
1,938	GXO Logistics, Inc.*	100,311
2,261	Hayward Holdings, Inc.*	33,440
2,261	Hertz Global Holdings, Inc.*	17,749
1,292	Hexcel Corp.	96,202
10,011	Honeywell International, Inc.	1,989,486
6,460	Howmet Aerospace, Inc.	429,913
644	Hubbell, Inc.	245,151
646	Huntington Ingalls Industries, Inc.	188,387
1,292	IDEX Corp.	304,783

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
969	Illinois Tool Works, Inc.	$254,023
6,783	Ingersoll Rand, Inc.	619,491
1,292	ITT, Inc.	162,973
1,290	J.B. Hunt Transport Services, Inc.	266,140
2,259	Jacobs Solutions, Inc.	331,282
11,628	Johnson Controls International PLC	689,192
1,615	KBR, Inc.	96,948
969	Kirby Corp.*	85,001
2,584	Knight-Swift Transportation Holdings, Inc.	145,583
3,230	L3Harris Technologies, Inc.	683,662
2	Landstar System, Inc.	380
2,261	Leidos Holdings, Inc.	289,091
645	Lennox International, Inc.	303,930
969	ManpowerGroup, Inc.	69,923
3,876	Masco Corp.	297,522
969	MasTec, Inc.*	73,121
3,553	MDU Resources Group, Inc.	77,029
969	Mercury Systems, Inc.*	28,944
969	Middleby Corp. (The)*	147,443
644	MSA Safety, Inc.	118,593
646	MSC Industrial Direct Co., Inc., Class A	65,207
969	Nordson Corp.	257,415
3,876	Norfolk Southern Corp.	982,101
2,261	Northrop Grumman Corp.	1,042,366
2,907	nVent Electric PLC	195,699
1	Old Dominion Freight Line, Inc.	442
969	Oshkosh Corp.	107,423
6,460	Otis Worldwide Corp.	615,638
1,615	Owens Corning	241,895
8,721	PACCAR, Inc.	967,072
2,260	Parker-Hannifin Corp.	1,210,117
646	Paycor HCM, Inc.*	13,644
2,907	Pentair PLC	226,136
9,002	Plug Power, Inc.*	31,777
1,936	Quanta Services, Inc.	467,563
646	RB Global, Inc. (Canada)	49,038
644	RBC Bearings, Inc.*	175,703
969	Regal Rexnord Corp.	166,174
3,553	Republic Services, Inc.	652,331
1,938	Robert Half, Inc.	155,815
24,504	RTX Corp.	2,197,274
646	Ryder System, Inc.	73,709
324	Saia, Inc.*	186,430
969	Schneider National, Inc., Class B	22,820
969	Science Applications International Corp.	135,621
2,584	Sensata Technologies Holding PLC	88,941
644	SiteOne Landscape Supply, Inc.*	108,501
968	Snap-on, Inc.	266,839
10,013	Southwest Airlines Co.	343,145
1,615	Spirit AeroSystems Holdings, Inc., Class A*	46,189
3,553	SS&C Technologies Holdings, Inc.	226,539

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,584	Stanley Black & Decker, Inc.	$230,725
1,615	Stericycle, Inc.*	87,840
3,553	Sunrun, Inc.*	42,778
646	Tetra Tech, Inc.	114,549
3,230	Textron, Inc.	287,696
969	Timken Co. (The)	81,386
2,905	Trane Technologies PLC	819,123
647	TransDigm Group, Inc.	761,998
3,230	TransUnion	250,745
969	U-Haul Holding Co.	61,599
5,814	Union Pacific Corp.	1,474,954
5,491	United Airlines Holdings, Inc.*	249,786
9,042	United Parcel Service, Inc., Class B	1,340,567
968	United Rentals, Inc.	671,085
323	Valmont Industries, Inc.	68,453
3,876	Veralto Corp.	334,964
5,491	Vertiv Holdings Co., Class A	371,301
1,938	Vestis Corp.	36,357
646	Waste Management, Inc.	132,850
324	Watsco, Inc.	127,695
646	WESCO International, Inc.	96,571
2,907	Westinghouse Air Brake Technologies Corp.	410,730
2,584	WillScot Mobile Mini Holdings Corp.*	123,386
969	Woodward, Inc.	137,104
1,938	XPO, Inc.*	233,180
3,553	Xylem, Inc.	451,409

		50,691,103

Information Technology – 9.3%
11,628	Advanced Micro Devices, Inc.*	2,238,739
2,584	Akamai Technologies, Inc.*	286,617
1,938	Amdocs Ltd.	176,746
4,845	Amphenol Corp., Class A	529,268
8,399	Analog Devices, Inc.	1,611,096
322	ANSYS, Inc.*	107,603
2,261	Applied Materials, Inc.	455,863
2,584	AppLovin Corp., Class A*	154,316
969	Arrow Electronics, Inc.*	113,857
644	Aspen Technology, Inc.*	124,865
1,615	Avnet, Inc.	75,243
323	Bentley Systems, Inc., Class B	16,592
1,615	BILL Holdings, Inc.*	102,278
3,553	CCC Intelligent Solutions Holdings, Inc.*	41,606
2	CDW Corp.	492
2,584	Ciena Corp.*	147,236
969	Cirrus Logic, Inc.*	88,974
68,768	Cisco Systems, Inc.	3,326,308
2,907	Cognex Corp.	114,681
8,721	Cognizant Technology Solutions Corp., Class A	689,133
1,938	Coherent Corp.*	115,272
12,878	Corning, Inc.	415,187
969	Crane NXT Co.	56,609
969	Dolby Laboratories, Inc., Class A	78,489
646	Dropbox, Inc., Class A*	15,472

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
3,553	DXC Technology Co.*	$77,669
2,261	Entegris, Inc.	303,788
969	F5, Inc.*	181,416
1,936	First Solar, Inc.*	297,931
8,075	Gen Digital, Inc.	173,532
1,292	GLOBALFOUNDRIES, Inc.*	70,634
969	GoDaddy, Inc., Class A*	110,611
1,292	Guidewire Software, Inc.*	154,187
646	HashiCorp, Inc., Class A*	16,841
21,922	Hewlett Packard Enterprise Co.	333,872
11,628	HP, Inc.	329,421
646	Informatica, Inc., Class A*	21,047
71,674	Intel Corp.	3,085,566
15,462	International Business Machines
	Corp.	2,860,934
646	IPG Photonics Corp.*	55,782
646	Jabil, Inc.	93,082
5,491	Juniper Networks, Inc.	203,332
2,261	Keysight Technologies, Inc.*	348,872
3,876	Kyndryl Holdings, Inc.*	85,156
1	Lam Research Corp.	938
323	Littelfuse, Inc.	76,952
1,292	Lumentum Holdings, Inc.*	62,623
14,493	Marvell Technology, Inc.	1,038,568
2,584	Microchip Technology, Inc.	217,418
18,369	Micron Technology, Inc.	1,664,415
969	MKS Instruments, Inc.	118,954
322	Motorola Solutions, Inc.	106,386
969	nCino, Inc.*	28,915
2,261	NCR Voyix Corp.*	33,033
2,261	NetApp, Inc.	201,500
2,907	Nutanix, Inc., Class A*	183,606
2,261	Okta, Inc.*	242,605
7,429	ON Semiconductor Corp.*	586,297
15,139	Oracle Corp.	1,690,724
969	PTC, Inc.*	177,337
969	Pure Storage, Inc., Class A*	51,018
1,615	Qorvo, Inc.*	184,998
2,582	QUALCOMM, Inc.	407,414
1,936	Roper Technologies, Inc.	1,054,597
3,876	Salesforce, Inc.*	1,196,986
3,230	SentinelOne, Inc., Class A*	90,989
2,584	Skyworks Solutions, Inc.	271,113
646	TD SYNNEX Corp.	67,119
967	Teledyne Technologies, Inc.*	413,170
323	Teradyne, Inc.	33,460
9,044	Texas Instruments, Inc.	1,513,333
4,199	Trimble, Inc.*	256,937
2,261	Twilio, Inc., Class A*	134,733
2	Tyler Technologies, Inc.*	874
1,615	UiPath, Inc., Class A*	38,356
2,907	Unity Software, Inc.*	85,233
323	Universal Display Corp.	56,338
1,613	VeriSign, Inc.*	315,003
1,938	Viasat, Inc.*	37,927
1,615	Vontier Corp.	69,445
5,491	Western Digital Corp.*	326,550
2,261	Wolfspeed, Inc.*	58,831

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
646	Zebra Technologies Corp., Class A*	$180,544
4,199	Zoom Video Communications, Inc., Class A*	296,995

		33,458,449

Materials – 4.6%
3,875	Air Products and Chemicals, Inc.	906,905
1,938	Albemarle Corp.	267,153
2,907	Alcoa Corp.	79,099
25,461	Amcor PLC	230,677
969	AptarGroup, Inc.	136,106
323	Ardagh Metal Packaging SA	1,059
646	Ashland, Inc.	60,491
969	Avery Dennison Corp.	209,818
3,230	Axalta Coating Systems Ltd.*	105,718
5,168	Ball Corp.	330,855
1,938	Berry Global Group, Inc.	112,811
1,615	Celanese Corp.	245,431
3,230	CF Industries Holdings, Inc.	260,726
2,584	Chemours Co. (The)	50,827
8,721	Cleveland-Cliffs, Inc.*	181,397
11,951	Corteva, Inc.	639,617
1,938	Crown Holdings, Inc.	148,490
11,951	Dow, Inc.	667,822
7,752	DuPont de Nemours, Inc.	536,361
2	Eagle Materials, Inc.	507
1,938	Eastman Chemical Co.	170,040
969	Ecolab, Inc.	217,870
3,876	Element Solutions, Inc.	91,086
1,938	FMC Corp.	109,284
24,173	Freeport-McMoRan, Inc.	913,981
23,782	Ginkgo Bioworks Holdings, Inc.*	36,149
2,261	Graphic Packaging Holding Co.	58,673
2,907	Huntsman Corp.	74,419
4,199	International Flavors & Fragrances, Inc.	317,024
5,814	International Paper Co.	205,583
7,429	Linde PLC	3,334,284
969	Louisiana-Pacific Corp.	71,677
4,522	LyondellBasell Industries NV, Class A	453,466
970	Martin Marietta Materials, Inc.	560,379
5,491	Mosaic Co. (The)	171,100
1,615	MP Materials Corp.*	24,564
1	NewMarket Corp.	642
19,661	Newmont Corp.	614,406
4,199	Nucor Corp.	807,468
2,261	Olin Corp.	121,642
1,615	Packaging Corp. of America	292,622
2,907	PPG Industries, Inc.	411,631
969	Reliance, Inc.	311,262
969	Royal Gold, Inc.	99,448
1,615	RPM International, Inc.	186,290
969	Sealed Air Corp.	33,789
646	Sherwin-Williams Co. (The)	214,491
1,292	Silgan Holdings, Inc.	56,732
1,615	Sonoco Products Co.	91,538
3,553	SSR Mining, Inc. (Canada)	15,278

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
2,584	Steel Dynamics, Inc.	$345,791
3,876	United States Steel Corp.	183,490
1,936	Vulcan Materials Co.	514,686
646	Westlake Corp.	89,607
4,199	Westrock Co.	190,173

		16,562,435

Real Estate – 4.8%
1,615	Agree Realty Corp. REIT	88,744
2,907	Alexandria Real Estate Equities, Inc. REIT	362,590
5,491	American Homes 4 Rent, Class A REIT	203,222
4,522	Americold Realty Trust, Inc. REIT	114,407
2,584	Apartment Income REIT Corp. REIT	78,347
2,582	AvalonBay Communities, Inc. REIT	457,091
2,584	Boston Properties, Inc. REIT	167,236
5,168	Brixmor Property Group, Inc. REIT	116,848
1,615	Camden Property Trust REIT	152,585
5,168	CBRE Group, Inc., Class A*	474,888
3,876	CoStar Group, Inc.*	337,328
2,584	Cousins Properties, Inc. REIT	58,941
6,460	Crown Castle, Inc. REIT	710,212
3,876	CubeSmart REIT	169,032
5,168	Digital Realty Trust, Inc. REIT	758,714
967	EastGroup Properties, Inc. REIT	169,892
1,292	EPR Properties REIT	53,075
967	Equinix, Inc. REIT	859,489
1,938	Equity LifeStyle Properties, Inc. REIT	130,466
6,460	Equity Residential REIT	388,957
969	Essex Property Trust, Inc. REIT	224,227
3,553	Extra Space Storage, Inc. REIT	500,866
1,292	Federal Realty Investment Trust REIT	130,298
2,261	First Industrial Realty Trust, Inc. REIT	119,833
4,199	Gaming and Leisure Properties, Inc. REIT	190,971
6,460	Healthcare Realty Trust, Inc. REIT	89,019
9,367	Healthpeak Properties, Inc. REIT	156,897
1,615	Highwoods Properties, Inc. REIT	39,487
11,951	Host Hotels & Resorts, Inc. REIT	247,864
646	Howard Hughes Holdings, Inc.*	49,354
10,336	Invitation Homes, Inc. REIT	352,148
2,584	Iron Mountain, Inc. REIT	203,206
967	Jones Lang LaSalle, Inc.*	183,962
1,938	Kilroy Realty Corp. REIT	73,431
10,336	Kimco Realty Corp. REIT	204,239
323	Lamar Advertising Co., Class A REIT	35,708
9,971	Medical Properties Trust, Inc. REIT	41,978

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
1,938	Mid-America Apartment Communities, Inc. REIT	$243,568
1,292	National Storage Affiliates Trust REIT	46,267
323	NET Lease Office Properties REIT	7,878
3,230	NNN REIT, Inc. REIT	131,429
3,876	Omega Healthcare Investors, Inc. REIT	120,621
3,553	Park Hotels & Resorts, Inc. REIT	58,980
15,784	Prologis, Inc. REIT	2,103,534
1,290	Public Storage REIT	366,192
2,584	Rayonier, Inc. REIT	88,967
13,951	Realty Income Corp. REIT	726,987
2,907	Regency Centers Corp. REIT	180,089
3,553	Rexford Industrial Realty, Inc. REIT	180,777
1,615	SBA Communications Corp. REIT	337,906
4,199	Simon Property Group, Inc. REIT	622,040
2,907	STAG Industrial, Inc. REIT	107,966
1,615	Sun Communities, Inc. REIT	216,022
5,168	UDR, Inc. REIT	183,464
6,783	Ventas, Inc. REIT	286,853
17,077	VICI Properties, Inc. REIT	511,115
2,907	Vornado Realty Trust REIT	76,454
3,553	W.P. Carey, Inc. REIT	200,140
9,045	Welltower, Inc. REIT	833,587
12,274	Weyerhaeuser Co. REIT	421,980
969	Zillow Group, Inc., Class A*	52,384
2,584	Zillow Group, Inc., Class C*	145,092

		16,945,844

Utilities – 4.5%
4,522	AES Corp. (The)	68,734
4,199	Alliant Energy Corp.	200,502
4,522	Ameren Corp.	321,921
8,721	American Electric Power Co., Inc.	742,942
3,230	American Water Works Co., Inc.	382,884
2,584	Atmos Energy Corp.	291,760
1,292	Avangrid, Inc.	40,220
2,261	Brookfield Renewable Corp., Class A	53,631
10,659	CenterPoint Energy, Inc.	293,123
646	Clearway Energy, Inc., Class A	13,088
1,292	Clearway Energy, Inc., Class C	28,166
4,845	CMS Energy Corp.	277,958
5,814	Consolidated Edison, Inc.	507,039
5,491	Constellation Energy Corp.	924,959
14,170	Dominion Energy, Inc.	677,751
3,553	DTE Energy Co.	384,968
12,878	Duke Energy Corp.	1,182,587
6,460	Edison International	439,409
3,553	Entergy Corp.	360,878
4,199	Essential Utilities, Inc.	146,041
3,876	Evergy, Inc.	192,017
5,814	Eversource Energy	341,282

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
16,754	Exelon Corp.	$600,463
9,367	FirstEnergy Corp.	342,926
1,938	Hawaiian Electric Industries, Inc.	23,605
969	IDACORP, Inc.	85,379
1,615	National Fuel Gas Co.	78,715
34,170	NextEra Energy, Inc.	1,885,842
7,106	NiSource, Inc.	185,182
3,876	NRG Energy, Inc.	214,420
3,230	OGE Energy Corp.	106,299
33,847	PG&E Corp.	564,906
1,938	Pinnacle West Capital Corp.	132,424
12,555	PPL Corp.	331,075
8,398	Public Service Enterprise Group, Inc.	524,035
10,659	Sempra	752,525
18,369	Southern Co. (The)	1,235,315
3,553	UGI Corp.	86,978
4,522	Vistra Corp.	246,630
5,491	WEC Energy Group, Inc.	430,989
9,367	Xcel Energy, Inc.	493,547

		16,193,115

TOTAL COMMON STOCKS (Cost $342,727,853)		355,373,542

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
180,000	5.195%	180,000
(Cost $180,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $342,907,853)		355,553,542

Securities Lending Reinvestment Vehicle – 0.1%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
238,896	5.219%	238,896
(Cost $238,896)

TOTAL INVESTMENTS – 99.8% (Cost $343,146,749)		$355,792,438

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		600,635

NET ASSETS – 100.0%		$356,393,073

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 9.1%
248,061	Alphabet, Inc., Class A*	$34,346,526
206,977	Alphabet, Inc., Class C*	28,931,245
298,399	AT&T, Inc.	5,051,895
4,146	Charter Communications, Inc., Class A*	1,218,634
166,244	Comcast Corp., Class A	7,123,555
11,291	Electronic Arts, Inc.	1,574,869
10,373	Fox Corp., Class A	309,011
5,502	Fox Corp., Class B	150,645
619	Liberty Broadband Corp., Class A*	37,233
4,723	Liberty Broadband Corp., Class C*	284,230
6,122	Live Nation Entertainment, Inc.*	593,712
11,644	Match Group, Inc.*	419,650
91,941	Meta Platforms, Inc., Class A	45,063,042
18,087	Netflix, Inc.*	10,905,014
8,179	Omnicom Group, Inc.	722,942
24,185	Pinterest, Inc., Class A*	887,589
19,410	ROBLOX Corp., Class A*	774,459
26,616	Sirius XM Holdings, Inc.(a)	117,643
42,363	Snap, Inc., Class A*	466,840
5,619	Spotify Technology SA*	1,440,768
7,028	Take-Two Interactive Software, Inc.*	1,032,624
19,007	T-Mobile US, Inc.	3,103,843
18,412	Trade Desk, Inc. (The), Class A*	1,572,937
175,570	Verizon Communications, Inc.	7,026,311
76,302	Walt Disney Co. (The)	8,513,777
92,582	Warner Bros Discovery, Inc.*	813,796
5,149	Warner Music Group Corp., Class A	179,855

		162,662,645

Consumer Discretionary – 10.6%
17,479	Airbnb, Inc., Class A*	2,752,418
376,141	Amazon.com, Inc.*	66,486,683
11,749	Aptiv PLC*	933,928
716	AutoZone, Inc.*	2,152,310
8,128	Best Buy Co., Inc.	657,393
1,456	Booking Holdings, Inc.*	5,050,616
6,590	CarMax, Inc.*	520,610
41,294	Carnival Corp.*	654,923
1,125	Chipotle Mexican Grill, Inc.*	3,024,866
45,188	Coupang, Inc. (South Korea)*	836,882
12,791	D.R. Horton, Inc.	1,911,487
5,051	Darden Restaurants, Inc.	862,256
1,479	Domino’s Pizza, Inc.	663,110
12,831	DoorDash, Inc., Class A*	1,598,358
22,303	eBay, Inc.	1,054,486
5,545	Expedia Group, Inc.*	758,667
163,841	Ford Motor Co.	2,038,182
6,270	Garmin Ltd.	861,184
57,772	General Motors Co.	2,367,496
5,692	Genuine Parts Co.	849,588
10,518	Hilton Worldwide Holdings, Inc.	2,149,038
41,930	Home Depot, Inc. (The)	15,958,977
15,285	Las Vegas Sands Corp.	833,338
10,283	Lennar Corp., Class A	1,629,959

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
452	Lennar Corp., Class B	$66,611
10,611	LKQ Corp.	554,849
24,442	Lowe’s Cos., Inc.	5,882,456
34,919	Lucid Group, Inc.*(a)	115,233
4,611	Lululemon Athletica, Inc.*	2,153,752
10,856	Marriott International, Inc., Class A	2,712,589
30,401	McDonald’s Corp.	8,885,604
1,892	MercadoLibre, Inc. (Brazil)*	3,018,308
11,613	MGM Resorts International*	502,611
3,528	Mobileye Global, Inc., Class A (Israel)*	89,858
50,871	NIKE, Inc., Class B	5,287,023
124	NVR, Inc.*	945,571
2,518	O’Reilly Automotive, Inc.*	2,738,123
9,115	PulteGroup, Inc.	987,884
27,588	Rivian Automotive, Inc., Class A*	312,296
13,898	Ross Stores, Inc.	2,070,246
9,176	Royal Caribbean Cruises Ltd.*	1,131,860
46,969	Starbucks Corp.	4,457,358
114,730	Tesla, Inc.*	23,161,692
47,823	TJX Cos., Inc. (The)	4,741,172
4,581	Tractor Supply Co.	1,165,040
2,048	Ulta Beauty, Inc.*	1,123,451
16,846	Yum China Holdings, Inc. (China)	722,525
11,671	Yum! Brands, Inc.	1,615,500

		191,048,367

Consumer Staples – 5.9%
74,459	Altria Group, Inc.	3,046,118
22,311	Archer-Daniels-Midland Co.	1,184,937
2,042	Brown-Forman Corp., Class A	122,397
12,734	Brown-Forman Corp., Class B	766,969
8,058	Campbell Soup Co.	343,593
10,170	Church & Dwight Co., Inc.	1,018,220
5,113	Clorox Co. (The)	783,874
162,429	Coca-Cola Co. (The)	9,748,989
34,655	Colgate-Palmolive Co.	2,998,351
19,794	Conagra Brands, Inc.	555,816
6,580	Constellation Brands, Inc., Class A	1,635,262
18,462	Costco Wholesale Corp.	13,733,697
9,115	Dollar General Corp.	1,324,501
8,663	Dollar Tree, Inc.*	1,270,689
8,904	Estee Lauder Cos., Inc. (The), Class A	1,322,956
24,404	General Mills, Inc.	1,566,249
6,113	Hershey Co. (The)	1,148,755
11,956	Hormel Foods Corp.	422,286
4,112	J M Smucker Co. (The)	494,139
10,668	Kellanova	588,340
72,336	Kenvue, Inc.	1,374,384
37,692	Keurig Dr Pepper, Inc.	1,127,368
14,012	Kimberly-Clark Corp.	1,697,834
32,722	Kraft Heinz Co. (The)	1,154,432
29,486	Kroger Co. (The)	1,462,800
10,358	McCormick & Co., Inc.	713,252

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
7,212	Molson Coors Beverage Co., Class B	$450,173
56,729	Mondelez International, Inc., Class A	4,145,188
21,033	Monster Beverage Corp.*	1,243,050
57,462	PepsiCo, Inc.	9,500,767
64,705	Philip Morris International, Inc.	5,820,862
98,330	Procter & Gamble Co. (The)	15,628,570
21,045	Sysco Corp.	1,704,014
19,276	Target Corp.	2,947,686
11,717	Tyson Foods, Inc., Class A	635,530
29,630	Walgreens Boots Alliance, Inc.	629,934
177,876	Walmart, Inc.	10,425,312

		104,737,294

Energy – 3.6%
41,989	Baker Hughes Co.	1,242,455
10,068	Cheniere Energy, Inc.	1,562,554
71,837	Chevron Corp.	10,919,942
50,518	ConocoPhillips	5,685,296
31,130	Coterra Energy, Inc.	802,531
26,598	Devon Energy Corp.	1,171,908
7,115	Diamondback Energy, Inc.	1,298,630
24,394	EOG Resources, Inc.	2,792,137
167,343	Exxon Mobil Corp.	17,490,690
37,420	Halliburton Co.	1,312,319
11,599	Hess Corp.	1,690,554
81,589	Kinder Morgan, Inc.	1,418,833
15,854	Marathon Petroleum Corp.	2,682,973
29,148	Occidental Petroleum Corp.	1,766,660
24,225	ONEOK, Inc.	1,819,782
18,541	Phillips 66	2,642,278
9,717	Pioneer Natural Resources Co.	2,285,341
59,409	Schlumberger NV	2,871,237
14,163	Valero Energy Corp.	2,003,498
50,598	Williams Cos., Inc. (The)	1,818,492

		65,278,110

Financials – 12.9%
22,415	Aflac, Inc.	1,809,787
10,895	Allstate Corp. (The)	1,737,970
24,665	American Express Co.	5,411,994
29,685	American International Group, Inc.	2,163,740
4,248	Ameriprise Financial, Inc.	1,730,465
8,376	Aon PLC, Class A	2,646,732
16,905	Apollo Global Management, Inc.	1,889,979
14,806	Arch Capital Group Ltd.*	1,296,858
7,073	Ares Management Corp., Class A	938,092
8,824	Arthur J Gallagher & Co.	2,152,438
289,310	Bank of America Corp.	9,986,981
31,424	Bank of New York Mellon Corp. (The)	1,762,572
53,910	Berkshire Hathaway, Inc., Class B*	22,070,754
6,180	BlackRock, Inc.	5,014,081
29,298	Blackstone, Inc.	3,744,870
22,857	Block, Inc.*	1,816,446
15,714	Capital One Financial Corp.	2,162,404

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
4,423	Cboe Global Markets, Inc.	$849,216
57,682	Charles Schwab Corp. (The)	3,852,004
17,258	Chubb Ltd.	4,343,321
6,435	Cincinnati Financial Corp.	733,590
78,941	Citigroup, Inc.	4,380,436
20,029	Citizens Financial Group, Inc.	628,710
14,954	CME Group, Inc.	3,295,114
6,518	Coinbase Global, Inc., Class A*	1,326,804
10,373	Discover Financial Services	1,252,021
1,411	Everest Group Ltd.	520,490
10,757	Fidelity National Financial, Inc.	544,089
24,703	Fidelity National Information Services, Inc.	1,709,201
28,131	Fifth Third Bancorp	966,019
25,288	Fiserv, Inc.*	3,774,740
3,005	FleetCor Technologies, Inc.*	839,206
11,790	Franklin Resources, Inc.	323,636
10,823	Global Payments, Inc.	1,403,743
3,939	Globe Life, Inc.	499,977
13,821	Goldman Sachs Group, Inc. (The)(b)	5,377,060
12,733	Hartford Financial Services Group, Inc. (The)	1,220,331
59,733	Huntington Bancshares, Inc.	778,918
4,217	Interactive Brokers Group, Inc., Class A	458,472
23,663	Intercontinental Exchange, Inc.	3,275,433
121,035	JPMorgan Chase & Co.	22,519,772
38,553	KeyCorp	550,151
27,947	KKR & Co., Inc.	2,746,072
7,663	Loews Corp.	575,721
6,922	M&T Bank Corp.	967,280
544	Markel Group, Inc.*	811,909
20,595	Marsh & McLennan Cos., Inc.	4,165,751
34,977	Mastercard, Inc., Class A	16,605,681
26,305	MetLife, Inc.	1,834,511
6,607	Moody’s Corp.	2,506,828
53,825	Morgan Stanley	4,631,103
3,214	MSCI, Inc.	1,802,958
14,238	Nasdaq, Inc.	800,176
8,654	Northern Trust Corp.	710,753
45,762	PayPal Holdings, Inc.*	2,761,279
16,580	PNC Financial Services Group, Inc. (The)	2,440,576
10,146	Principal Financial Group, Inc.	820,406
24,408	Progressive Corp. (The)	4,626,781
15,259	Prudential Financial, Inc.	1,663,078
7,841	Raymond James Financial, Inc.	943,429
38,818	Regions Financial Corp.	723,179
4,274	Rocket Cos., Inc., Class A*	53,681
13,370	S&P Global, Inc.	5,727,441
13,269	State Street Corp.	978,323
17,363	Synchrony Financial	717,092
9,181	T. Rowe Price Group, Inc.	1,040,666
9,627	Travelers Cos., Inc. (The)	2,127,182
55,450	Truist Financial Corp.	1,939,641
61,796	US Bancorp	2,592,960
66,040	Visa, Inc., Class A	18,665,546

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
8,311	W R Berkley Corp.	$694,800
151,793	Wells Fargo & Co.	8,438,173
4,448	Willis Towers Watson PLC	1,212,569

		230,084,162

Health Care – 12.4%
72,248	Abbott Laboratories	8,571,503
73,646	AbbVie, Inc.	12,965,378
12,274	Agilent Technologies, Inc.	1,685,957
3,003	Align Technology, Inc.*	908,167
5,130	Alnylam Pharmaceuticals, Inc.*	775,092
22,201	Amgen, Inc.	6,079,300
27,082	Avantor, Inc.*	667,300
20,978	Baxter International, Inc.	858,420
12,140	Becton Dickinson & Co.	2,859,577
6,035	Biogen, Inc.*	1,309,535
7,662	BioMarin Pharmaceutical, Inc.*	661,077
60,907	Boston Scientific Corp.*	4,032,652
85,002	Bristol-Myers Squibb Co.	4,313,851
10,426	Cardinal Health, Inc.	1,167,503
7,055	Cencora, Inc.	1,662,158
22,893	Centene Corp.*	1,795,498
12,277	Cigna Group (The)	4,126,791
8,180	Cooper Cos., Inc. (The)	765,648
53,432	CVS Health Corp.	3,973,738
27,539	Danaher Corp.	6,971,222
16,176	Dexcom, Inc.*	1,861,372
25,085	Edwards Lifesciences Corp.*	2,128,964
9,846	Elevance Health, Inc.	4,935,307
35,307	Eli Lilly & Co.	26,610,180
15,128	GE HealthCare Technologies, Inc.	1,380,884
52,036	Gilead Sciences, Inc.	3,751,796
8,198	HCA Healthcare, Inc.	2,555,317
5,459	Henry Schein, Inc.*	417,450
10,201	Hologic, Inc.*	752,834
5,192	Humana, Inc.	1,818,861
3,459	IDEXX Laboratories, Inc.*	1,989,721
6,597	Illumina, Inc.*	922,458
7,716	Incyte Corp.*	450,306
14,509	Intuitive Surgical, Inc.*	5,594,670
7,587	IQVIA Holdings, Inc.*	1,875,203
100,507	Johnson & Johnson	16,219,820
3,637	Laboratory Corp. of America Holdings	784,974
5,651	McKesson Corp.	2,946,488
55,507	Medtronic PLC	4,627,064
105,912	Merck & Co., Inc.	13,466,711
925	Mettler-Toledo International, Inc.*	1,153,678
13,781	Moderna, Inc.*	1,271,159
235,697	Pfizer, Inc.	6,260,112
4,604	Quest Diagnostics, Inc.	574,994
4,282	Regeneron Pharmaceuticals, Inc.*	4,136,797
6,073	ResMed, Inc.	1,055,002
15,417	Royalty Pharma PLC, Class A	467,752
4,107	STERIS PLC	956,561
13,225	Stryker Corp.	4,616,451

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
16,053	Thermo Fisher Scientific, Inc.	$9,153,100
38,760	UnitedHealth Group, Inc.	19,131,936
6,051	Veeva Systems, Inc., Class A*	1,364,561
10,746	Vertex Pharmaceuticals, Inc.*	4,521,272
49,641	Viatris, Inc.	614,059
2,471	Waters Corp.*	833,765
3,066	West Pharmaceutical Services, Inc.	1,098,732
8,716	Zimmer Biomet Holdings, Inc.	1,083,922
19,313	Zoetis, Inc.	3,830,347

		223,364,947

Industrials – 8.3%
22,980	3M Co.	2,116,918
5,117	A O Smith Corp.	424,199
9,608	AMETEK, Inc.	1,731,170
17,277	Automatic Data Processing, Inc.	4,338,773
23,236	Boeing Co. (The)*	4,733,638
4,884	Broadridge Financial Solutions, Inc.	994,285
4,699	C.H. Robinson Worldwide, Inc.	348,102
34,664	Carrier Global Corp.	1,926,625
21,464	Caterpillar, Inc.	7,168,118
3,606	Cintas Corp.	2,266,768
35,294	Copart, Inc.*	1,875,876
83,538	CSX Corp.	3,169,432
5,987	Cummins, Inc.	1,608,168
10,711	Deere & Co.	3,910,051
26,586	Delta Air Lines, Inc.	1,123,790
5,725	Dover Corp.	946,801
16,527	Eaton Corp. PLC	4,776,303
23,751	Emerson Electric Co.	2,537,794
5,095	Equifax, Inc.	1,393,941
6,142	Expeditors International of Washington, Inc.	734,583
23,637	Fastenal Co.	1,725,737
9,642	FedEx Corp.	2,400,569
8,097	Ferguson PLC	1,712,111
14,730	Fortive Corp.	1,253,965
9,388	General Dynamics Corp.	2,565,271
45,143	General Electric Co.	7,082,485
27,762	Honeywell International, Inc.	5,517,142
12,682	Illinois Tool Works, Inc.	3,324,586
16,839	Ingersoll Rand, Inc.	1,537,906
3,453	J.B. Hunt Transport Services, Inc.	712,388
28,288	Johnson Controls International PLC	1,676,630
7,850	L3Harris Technologies, Inc.	1,661,531
5,650	Leidos Holdings, Inc.	722,409
10,366	Lockheed Martin Corp.	4,439,136
9,290	Masco Corp.	713,100
9,530	Norfolk Southern Corp.	2,414,711
6,301	Northrop Grumman Corp.	2,904,887
4,001	Old Dominion Freight Line, Inc.	1,770,363
17,302	Otis Worldwide Corp.	1,648,881
21,458	PACCAR, Inc.	2,379,478
5,295	Parker-Hannifin Corp.	2,835,208
13,349	Paychex, Inc.	1,636,854
2,097	Paycom Software, Inc.	382,472

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
5,993	Quanta Services, Inc.	$1,447,370
8,634	Republic Services, Inc.	1,585,202
4,761	Rockwell Automation, Inc.	1,357,266
12,989	Rollins, Inc.	572,425
60,954	RTX Corp.	5,465,745
2,123	Snap-on, Inc.	585,226
24,609	Southwest Airlines Co.	843,350
9,141	SS&C Technologies Holdings, Inc.	582,830
6,235	Stanley Black & Decker, Inc.	556,723
8,140	Textron, Inc.	725,030
9,539	Trane Technologies PLC	2,689,712
2,139	TransDigm Group, Inc.	2,519,186
8,075	TransUnion	626,862
81,346	Uber Technologies, Inc.*	6,467,007
25,419	Union Pacific Corp.	6,448,546
13,472	United Airlines Holdings, Inc.*	612,841
30,259	United Parcel Service, Inc., Class B	4,486,199
2,895	United Rentals, Inc.	2,007,017
6,046	Verisk Analytics, Inc.	1,462,527
1,666	W.W. Grainger, Inc.	1,621,784
16,919	Waste Management, Inc.	3,479,392
7,354	Westinghouse Air Brake Technologies Corp.	1,039,047
9,868	Xylem, Inc.	1,253,729

		149,578,171

Information Technology – 30.4%
26,527	Accenture PLC, Class A	9,941,789
18,986	Adobe, Inc.*	10,637,476
66,735	Advanced Micro Devices, Inc.*	12,848,490
6,209	Akamai Technologies, Inc.*	688,702
4,983	Amdocs Ltd.	454,450
24,576	Amphenol Corp., Class A	2,684,682
21,044	Analog Devices, Inc.	4,036,660
3,596	ANSYS, Inc.*	1,201,675
619,020	Apple, Inc.	111,887,865
34,958	Applied Materials, Inc.	7,048,232
9,846	Arista Networks, Inc.*	2,732,659
3,993	ARM Holdings PLC ADR*	563,173
6,295	Atlassian Corp., Class A*	1,305,709
8,882	Autodesk, Inc.*	2,293,066
19,177	Broadcom, Inc.	24,939,497
11,273	Cadence Design Systems, Inc.*	3,431,276
5,626	CDW Corp.	1,385,178
170,146	Cisco Systems, Inc.	8,229,962
11,699	Cloudflare, Inc., Class A*	1,152,819
21,093	Cognizant Technology Solutions Corp., Class A	1,666,769
31,918	Corning, Inc.	1,029,036
9,117	Crowdstrike Holdings, Inc., Class A*	2,955,276
11,922	Datadog, Inc., Class A*	1,567,266
10,273	Dell Technologies, Inc., Class C	972,442
5,542	Enphase Energy, Inc.*	703,889
2,378	EPAM Systems, Inc.*	723,863
1,021	Fair Isaac Corp.*	1,296,578
28,102	Fortinet, Inc.*	1,942,129

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
3,174	Gartner, Inc.*	$1,477,687
25,652	Gen Digital, Inc.	551,262
3,114	GLOBALFOUNDRIES, Inc.*	170,242
53,692	Hewlett Packard Enterprise Co.	817,729
40,919	HP, Inc.	1,159,235
1,985	HubSpot, Inc.*	1,228,338
174,126	Intel Corp.	7,496,124
37,901	International Business Machines Corp.	7,012,822
11,355	Intuit, Inc.	7,527,116
7,452	Keysight Technologies, Inc.*	1,149,844
5,702	KLA Corp.	3,890,475
5,598	Lam Research Corp.	5,252,324
35,780	Marvell Technology, Inc.	2,563,995
22,354	Microchip Technology, Inc.	1,880,866
45,553	Micron Technology, Inc.	4,127,557
306,428	Microsoft Corp.	126,750,878
2,875	MongoDB, Inc.*	1,286,793
7,005	Motorola Solutions, Inc.	2,314,382
8,812	NetApp, Inc.	785,325
99,127	NVIDIA Corp.	78,421,352
6,187	Okta, Inc.*	663,865
17,899	ON Semiconductor Corp.*	1,412,589
64,922	Oracle Corp.	7,250,489
76,118	Palantir Technologies, Inc., Class A*	1,909,039
13,037	Palo Alto Networks, Inc.*	4,048,640
46,484	QUALCOMM, Inc.	7,334,710
4,466	Roper Technologies, Inc.	2,432,764
39,297	Salesforce, Inc.*	12,135,700
8,068	Seagate Technology Holdings PLC	750,727
8,525	ServiceNow, Inc.*	6,575,674
6,615	Skyworks Solutions, Inc.	694,046
11,400	Snowflake, Inc., Class A*	2,146,392
6,327	Splunk, Inc.*	988,404
6,289	Synopsys, Inc.*	3,608,188
13,165	TE Connectivity Ltd.	1,889,967
6,487	Teradyne, Inc.	671,988
37,763	Texas Instruments, Inc.	6,318,883
10,231	Trimble, Inc.*	626,035
7,220	Twilio, Inc., Class A*	430,240
10,298	Unity Software, Inc.*	301,937
3,706	VeriSign, Inc.*	723,745
13,275	Western Digital Corp.*	789,464
8,561	Workday, Inc., Class A*	2,522,584
2,095	Zebra Technologies Corp., Class A*	585,511
10,629	Zoom Video Communications, Inc., Class A*	751,789
3,597	Zscaler, Inc.*	870,366

		544,618,690

Materials – 2.2%
9,141	Air Products and Chemicals, Inc.	2,139,360
4,922	Albemarle Corp.	678,498
60,301	Amcor PLC	546,327
12,849	Ball Corp.	822,593
4,541	Celanese Corp.	690,096

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
29,634	Corteva, Inc.	$1,586,012
28,816	CRH PLC	2,429,477
29,542	Dow, Inc.	1,650,807
17,411	DuPont de Nemours, Inc.	1,204,667
10,571	Ecolab, Inc.	2,376,783
59,558	Freeport-McMoRan, Inc.	2,251,888
10,650	International Flavors & Fragrances, Inc.	804,075
14,375	International Paper Co.	508,300
20,409	Linde PLC	9,159,967
10,666	LyondellBasell Industries NV, Class A	1,069,586
2,566	Martin Marietta Materials, Inc.	1,482,404
13,815	Mosaic Co. (The)	430,475
48,123	Newmont Corp.	1,503,844
10,429	Nucor Corp.	2,005,497
3,642	Packaging Corp. of America	659,894
9,746	PPG Industries, Inc.	1,380,033
9,862	Sherwin-Williams Co. (The)	3,274,480
3,559	Southern Copper Corp. (Mexico)	287,781
5,554	Vulcan Materials Co.	1,476,531

		40,419,375

Real Estate – 2.2%
6,504	Alexandria Real Estate Equities, Inc. REIT	811,244
19,444	American Tower Corp. REIT	3,866,634
5,952	AvalonBay Communities, Inc. REIT	1,053,683
12,813	CBRE Group, Inc., Class A*	1,177,387
16,921	CoStar Group, Inc.*	1,472,635
17,927	Crown Castle, Inc. REIT	1,970,894
12,659	Digital Realty Trust, Inc. REIT	1,858,468
3,927	Equinix, Inc. REIT	3,490,396
14,278	Equity Residential REIT	859,678
2,623	Essex Property Trust, Inc. REIT	606,962
8,720	Extra Space Storage, Inc. REIT	1,229,258
22,619	Healthpeak Properties, Inc. REIT	378,868
29,264	Host Hotels & Resorts, Inc. REIT	606,935
23,692	Invitation Homes, Inc. REIT	807,187
11,923	Iron Mountain, Inc. REIT	937,625
4,740	Mid-America Apartment Communities, Inc. REIT	595,723
574	NET Lease Office Properties REIT	14,000
38,468	Prologis, Inc. REIT	5,126,630
6,594	Public Storage REIT	1,871,839
29,600	Realty Income Corp. REIT	1,542,456
4,491	SBA Communications Corp. REIT	939,652
13,486	Simon Property Group, Inc. REIT	1,997,816
12,716	UDR, Inc. REIT	451,418
16,517	Ventas, Inc. REIT	698,504
42,287	VICI Properties, Inc. REIT	1,265,650
8,682	W.P. Carey, Inc. REIT	489,057
23,119	Welltower, Inc. REIT	2,130,647

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
30,329	Weyerhaeuser Co. REIT	$1,042,711

		39,293,957

Utilities – 2.1%
10,357	Alliant Energy Corp.	494,547
10,803	Ameren Corp.	769,065
21,425	American Electric Power Co., Inc.	1,825,196
8,122	American Water Works Co., Inc.	962,782
6,166	Atmos Energy Corp.	696,203
2,992	Avangrid, Inc.	93,141
26,142	CenterPoint Energy, Inc.	718,905
12,136	CMS Energy Corp.	696,242
14,393	Consolidated Edison, Inc.	1,255,213
13,502	Constellation Energy Corp.	2,274,412
34,741	Dominion Energy, Inc.	1,661,662
8,577	DTE Energy Co.	929,318
32,171	Duke Energy Corp.	2,954,263
15,883	Edison International	1,080,362
8,735	Entergy Corp.	887,214
9,342	Evergy, Inc.	462,803
14,414	Eversource Energy	846,102
41,463	Exelon Corp.	1,486,034
22,675	FirstEnergy Corp.	830,132
84,450	NextEra Energy, Inc.	4,660,795
17,036	NiSource, Inc.	443,958
102,385	PG&E Corp.	1,708,806
30,661	PPL Corp.	808,530
20,655	Public Service Enterprise Group, Inc.	1,288,872
26,247	Sempra	1,853,038
45,451	Southern Co. (The)	3,056,580
13,177	WEC Energy Group, Inc.	1,034,263
22,903	Xcel Energy, Inc.	1,206,759

		36,985,197

TOTAL COMMON STOCKS (Cost $1,477,889,757)		1,788,070,915

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,503,891	5.195%	3,503,891
(Cost $3,503,891)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,481,393,648)		1,791,574,806

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
235,407	5.219%	$235,407
(Cost $235,407)

TOTAL INVESTMENTS – 99.9% (Cost $1,481,629,055)		$1,791,810,213

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		2,314,465

NET ASSETS – 100.0%		$1,794,124,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	12	03/15/24	$3,062,250	$225,289

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $100,008,877, $646,714,101, $412,004,673 and $340,627,809, respectively)(a)	$107,675,662	$718,526,505	$445,371,269	$353,237,657
Investments in affiliated issuers, at value (cost $472,468, $2,040,168, $76,423 and $2,280,044, respectively)	472,468	2,040,168	76,423	2,315,885
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	444,040	4,091,567	6,529	238,896
Cash	—	2,171	9,339	17,493
Foreign Currency, at value (cost $40,765, $163,410, $– and $–, respectively)	39,066	160,707	—	—
Receivables:
Dividends	187,639	1,124,302	317,799	876,379
Securities lending income	1,045	1,687	—	—
Investments sold	—	583,124	—	46,343,254
Collateral on futures contracts	—	96,559	—	—
Foreign tax reclaims	—	421,599	—	—
Fund shares sold	—	11,016,128	—	—
Variation margin on futures contracts	—	5,918	—	—

Total assets	108,819,920	738,070,435	445,781,359	403,029,564

Liabilities:

Payables:
Foreign capital gains taxes	548,743	—	—	—
Payable upon return of securities loaned	444,040	4,091,567	6,529	238,896
Management fees	30,285	111,799	39,916	38,218
Investments purchased	4,629	11,016,863	9,690	17,244
Due to custodian	772	—	—	—
Fund shares redeemed	—	—	—	46,342,133

Total liabilities	1,028,469	15,220,229	56,135	46,636,491

Net Assets:

Paid-in capital	102,979,856	638,997,349	408,722,805	338,350,658
Total distributable earnings (loss)	4,811,595	83,852,857	37,002,419	18,042,415

NET ASSETS	$107,791,451	$722,850,206	$445,725,224	$356,393,073

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,550,000	13,100,000	9,750,000	8,075,000

Net asset value per share:	$42.27	$55.18	$45.72	$44.14

(a)

Includes loaned securities having a market value of $426,601, $3,926,011, $6,337 and $232,705 for MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF, MarketBeta® Russell 1000 Growth Equity ETF and MarketBeta® Russell 1000 Value Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

MarketBeta® U.S. Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $1,473,410,724)(a)	$1,782,693,855
Investments in affiliated issuers, at value (cost $7,982,924)	8,880,951
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	235,407
Cash	43,227
Receivables:
Investments sold	10,472,016
Dividends	2,493,849
Collateral on futures contracts	155,760
Securities lending income	5,363
Variation margin on futures contracts	13,650

Total assets	1,804,994,078

Liabilities:
Payables:
Fund shares redeemed	10,491,956
Payable upon return of securities loaned	235,407
Management fees	97,870
Investments purchased	44,167

Total liabilities	10,869,400

Net Assets:

Paid-in capital	1,444,091,023
Total distributable earnings (loss)	350,033,655

NET ASSETS	$1,794,124,678

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	25,650,000

Net asset value per share:	$69.95

(a)	Includes loaned securities having a market value of $227,206 for MarketBeta® U.S. Equity ETF.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF*	MarketBeta® Russell 1000 Value Equity ETF*

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $61,098, $481,806, $4 and $3, respectively)	$463,815	$5,317,336	$711,735	$1,691,247

Dividends — affiliated issuers	6,534	35,338	1,551	19,464

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	3,144	19,398	—	—

Total Investment Income	473,493	5,372,072	713,286	1,710,711

Expenses:

Management fees	132,786	789,236	93,662	91,334

Trustee fees	8,532	9,329	—	—

Total expenses	141,318	798,565	93,662	91,334

Less — expense reductions	(28,627)	(160,905)	(52)	(74)

Net expenses	112,691	637,660	93,610	91,260

NET INVESTMENT INCOME	360,802	4,734,412	619,676	1,619,451

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(303,932)	(3,146,355)	1,243,709	14,171

Investments — affiliated issuers	—	—	—	43

In-kind redemptions — affiliated issuers	—	—	—	12,890

In-kind redemptions — unaffiliated issuers	(118)	21,937,549	1,780,795	3,760,911

Futures contracts	(2,087)	(18,947)	—	—

Foreign currency transactions	39,017	929	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $403,213, $–, $– and $–, respectively)	3,728,975	48,432,617	33,366,596	12,609,848
Investment transactions in affiliated securities	—	—	—	35,841
Futures contracts	342	151,156	—	—

Foreign currency translations	(3,690)	(31,853)	—	—

Net realized and unrealized gain	3,458,507	67,325,096	36,391,100	16,433,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,819,309	$72,059,508	$37,010,776	$18,053,155

*  For the period November 28, 2023 (commencement of operations) through February 29, 2024.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

MarketBeta® U.S. Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $ 59)	$11,607,711

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	314,277

Dividends — affiliated issuers	137,755

Total Investment Income	12,059,743

Expenses:

Management fees	659,667

Trustee fees	10,370

Total expenses	670,037

Less — expense reductions	(150,963)

Net expenses	519,074

NET INVESTMENT INCOME	11,540,669

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,658,389)

Investments — affiliated issuers	(3,402)

In-kind redemptions — affiliated issuers	151,066

In-kind redemptions — unaffiliated issuers	48,527,747

Futures contracts	(12,901)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	188,166,478

Investment transactions in affiliated securities	747,765

Futures contracts	221,297

Net realized and unrealized gain	235,139,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,680,330

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets February 29, 2024

	MarketBeta® Emerging Markets Equity ETF		MarketBeta® International Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$360,802	$698,232	$4,734,412	$11,193,368

Net realized gain (loss)	(267,120)	(1,150,761)	18,773,176	5,704,950

Net change in unrealized gain	3,725,627	751,467	48,551,920	40,065,594

Net increase in net assets resulting from operations	3,819,309	298,938	72,059,508	56,963,912

Distributions to shareholders:

From distributable earnings	(563,857)	(708,842)	(4,147,759)	(10,832,595)

From share transactions:
Proceeds from sales of shares	78,012,312	–	297,680,752	108,284,224

Cost of shares redeemed	–	(6,047,689)	(80,221,062)	(73,987,067)

Net increase (decrease) in net assets resulting from share transactions	78,012,312	(6,047,689)	217,459,690	34,297,157

TOTAL INCREASE (DECREASE)	81,267,764	(6,457,593)	285,371,439	80,428,474

Net Assets:

Beginning of period	$26,523,687	$32,981,280	$437,478,767	$357,050,293

End of period	$107,791,451	$26,523,687	$722,850,206	$437,478,767

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets (continued) February 29, 2024

	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF	MarketBeta® U.S. Equity ETF
	For the Period November 28, 2023* to February 29, 2024 (Unaudited)	For the Period November 28, 2023* to February 29, 2024 (Unaudited)	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$619,676	$1,619,451	$11,540,669	$13,132,081

Net realized gain	3,024,504	3,788,015	46,004,121	33,617,047

Net change in unrealized gain	33,366,596	12,645,689	189,135,540	98,152,387

Net increase in net assets resulting from operations	37,010,776	18,053,155	246,680,330	144,901,515

Distributions to shareholders:

From distributable earnings	(8,357)	(10,740)	(10,078,921)	(12,492,359)

From share transactions:

Proceeds from sales of shares	441,245,638	421,199,138	655,372,957	351,057,391
Cost of shares redeemed	(32,522,833)	(82,848,480)	(114,786,568)	(151,765,428)

Net increase in net assets resulting from share transactions	408,722,805	338,350,658	540,586,389	199,291,963

TOTAL INCREASE	445,725,224	356,393,073	777,187,798	331,701,119

Net Assets:

Beginning of period	$–	$–	$1,016,936,880	$685,235,761

End of period	$445,725,224	$356,393,073	$1,794,124,678	$1,016,936,880

*	Commencement of operations.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period May 12, 2020* to August 31, 2020
			2023	2022		2021

Per Share Operating Performance:

Net asset value, beginning of period	$40.81		$41.23	$55.68		$48.15	$39.60

Net investment income(a)	0.23		0.96	1.35	(b)	0.89	0.49

Net realized and unrealized gain (loss)	1.72		(0.34)	(11.93)		8.14	8.06

Total from investment operations	1.95		0.62	(10.58)		9.03	8.55

Distributions to shareholders from net investment income	(0.49)		(1.04)	(3.87)		(1.50)	–

Net asset value, end of period	$42.27		$40.81	$41.23		$55.68	$48.15

Market price, end of period	$42.26		$40.81	$41.16		$55.72	$48.36

Total Return at Net Asset Value(c)	4.89%		1.61%	(20.01)%		19.35%	21.54%

Net assets, end of period (in 000’s)	$107,791		$26,524	$32,981		$36,191	$38,517

Ratio of net expenses to average net assets	0.36	%(d)	0.36%	0.36%		0.36%	0.36	%(d)

Ratio of total expenses to average net assets	0.45	%(d)	0.45%	0.45%		0.45%	0.45	%(d)

Ratio of net investment income to average net assets	1.14	%(d)	2.40%	2.87	%(b)	1.63%	3.60	%(d)

Portfolio turnover rate(e)	2%		13%	18%		21%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.32 per share and 0.67% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® International Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period May 12, 2020* to August 31, 2020
			2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$50.87		$44.63	$57.61	$46.79	$40.14

Net investment income(a)	0.38		1.45	1.63	1.28	0.30

Net realized and unrealized gain (loss)	4.26		6.17	(12.83)	10.84	6.35

Total from investment operations	4.64		7.62	(11.20)	12.12	6.65

Distributions to shareholders from net investment income	(0.33)		(1.38)	(1.78)	(1.30)	–

Net asset value, end of period	$55.18		$50.87	$44.63	$57.61	$46.79

Market price, end of period	$55.22		$50.84	$44.33	$57.80	$46.82

Total Return at Net Asset Value(b)	9.17%		17.22%	(19.80)%	26.20%	16.57%

Net assets, end of period (in 000’s)	$722,850		$437,479	$357,050	$357,192	$280,723

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	1.48	%(c)	2.96%	3.15%	2.41%	2.15	%(c)

Portfolio turnover rate(d)	2%		4%	7%	5%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

	MarketBeta® Russell 1000 Growth Equity ETF
	For the Period November 28, 2023* to February 29, 2024 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$40.15

Net investment income(a)	0.09	(b)

Net realized and unrealized gain	5.48

Total from investment operations	5.57

Distributions to shareholders from net investment income	–	(c)

Net asset value, end of period	$45.72

Market price, end of period	$45.77

Total Return at Net Asset Value(d)	13.88%

Net assets, end of period (in 000’s)	$445,725

Ratio of net expenses to average net assets	0.12	%(e)

Ratio of net investment income to average net assets	0.79	%(b)(e)

Portfolio turnover rate(f)	10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.01 per share and 0.11% of average net assets. (c) Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

	MarketBeta® Russell 1000 Value Equity ETF
	For the Period November 28, 2023* to February 29, 2024 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$39.86

Net investment income(a)	0.23

Net realized and unrealized gain	4.05

Total from investment operations	4.28

Distributions to shareholders from net investment income	–	(b)

Net asset value, end of period	$44.14

Market price, end of period	$44.18

Total Return at Net Asset Value(c)	10.74%

Net assets, end of period (in 000’s)	$356,393

Ratio of net expenses to average net assets	0.12	%(d)

Ratio of net investment income to average net assets	2.13	%(d)

Portfolio turnover rate(e)	0%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period May 12, 2020* to August 31, 2020
			2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$61.63		$53.96	$63.07	$48.62	$39.20

Net investment income(a)	0.49		0.89	0.82	0.74	0.22

Net realized and unrealized gain (loss)	8.27		7.67	(9.20)	14.46	9.20

Total from investment operations	8.76		8.56	(8.38)	15.20	9.42

Distributions to shareholders from net investment income	(0.44)		(0.89)	(0.73)	(0.75)	–

Net asset value, end of period	$69.95		$61.63	$53.96	$63.07	$48.62

Market price, end of period	$69.94		$61.68	$53.97	$63.09	$48.69

Total Return at Net Asset Value(b)	14.29%		16.12%	(13.41)%	31.60%	24.03%

Net assets, end of period (in 000’s)	$1,794,125		$1,016,937	$685,236	$428,861	$257,663

Ratio of net expenses to average net assets	0.07	%(c)	0.07%	0.07%	0.07%	0.07	%(c)

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09	%(c)

Ratio of net investment income to average net assets	1.55	%(c)	1.59%	1.40%	1.36%	1.62	%(c)

Portfolio turnover rate(d)	1%		3%	3%	4%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS MARKETBETA® ETFS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

MarketBeta® Emerging Markets Equity ETF	Diversified

MarketBeta® International Equity ETF	Diversified

MarketBeta® Russell 1000 Growth Equity ETF(a)	Diversified

MarketBeta® Russell 1000 Value Equity ETF(a)	Diversified

MarketBeta® U.S. Equity ETF	Diversified

(a) Commenced operations on November 28, 2023.

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF are listed and traded on the Cboe BZX Exchange, Inc., and shares of the Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF and Goldman Sachs MarketBeta Russell 1000 Value Equity ETF are listed and traded on NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of assets and liabilities denominated in local currency to U.S. dollars. When these events occur, the rates utilized to translate a foreign currency to U.S. dollars may be determined by GSAM under Valuation Procedures as discussed in Note 3.

Monetary policies enacted by government agencies in Egypt that limit their local currency’s repatriation to safeguard U.S. dollar reserves, significantly impacted the Goldman Sachs MarketBeta® Total International Equity ETF’s ability to convert assets and liabilities amounts denominated in local currency to U.S. dollars using quoted immediate currency settlement rates. As of February 29, 2024, the Goldman Sachs MarketBeta® Total International Equity ETF’s assets and liabilities denominated in Egyptian Pound were valued using the 12-month non-deliverable forward rate.

Effective March 6, 2024, the government of Egypt allowed its currency to float and as a result of the devaluation the Goldman Sachs MarketBeta® Total International Equity ETF reverted to using the immediate current settlement rates for the purposes of translating Egyptian Pound-denominated assets and liabilities to U.S. dollars.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2024:

MarketBeta® Emerging Markets Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Africa	$2,600,625	$—	$78,200

Asia	90,937,791	2,500,943	5,718

Europe	984,494	—	—

North America	3,088,930	—	—

Oceania	13,149	—	—

South America	5,506,041	1,680,041	—

Exchange-Traded Fund	279,730	—	—

Investment Company	472,468	—	—

Securities Lending Reinvestment Vehicle	444,040	—	—

Total	$104,327,268	$4,180,984	$83,918

107

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Africa	$1,069,493	$—	$—

Asia	224,074,840	—	—

Europe	383,707,038	2,632,976	—

North America	49,285,437	852,928	—

Oceania	56,373,595	—	—

South America	530,198	—	—

Investment Company	2,040,168	—	—

Securities Lending Reinvestment Vehicle	4,091,567	—	—

Total	$721,172,336	$3,485,904	$—

Derivative Type

Assets

Futures Contracts(c)	$126,170	$—	$—

MarketBeta® Russell 1000 Growth Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$458,258	$—	$—

North America	444,536,068	—	—

South America	376,943	—	—

Investment Company	76,423	—	—

Securities Lending Reinvestment Vehicle	6,529	—	—

Total	$445,454,221	$—	$—

MarketBeta® Russell 1000 Value Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$161,135	$—	$—

North America	354,954,705	—	—

South America	257,702	—	—

Investment Company	180,000	—	—

Securities Lending Reinvestment Vehicle	238,896	—	—

Total	$355,792,438	$—	$—

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GOLDMAN SACHS MARKETBETA® ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® U.S. Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,649,265	$—	$—

North America	1,783,403,342	—	—

South America	3,018,308	—	—

Investment Company	3,503,891	—	—

Securities Lending Reinvestment Vehicle	235,407	—	—

Total	$1,791,810,213	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$225,289	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® International Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$126,170	Variation margin on futures contracts	$—

MarketBeta® U.S. Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$225,289	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 29, 2024 is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

MarketBeta® Emerging Markets Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(2,087)	$342

MarketBeta® International Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(18,947)	151,156

MarketBeta® U.S. Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(12,901)	221,297

For the six months ended February 29, 2024., the relevant values for each derivative type were as follows:

Average number of Contracts(a)
Fund	Futures Contracts

MarketBeta® Emerging Markets Equity ETF	1

MarketBeta® International Equity ETF	28

MarketBeta® U.S. Equity ETF	12

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, and, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2024, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

MarketBeta® Emerging Markets Equity ETF	0.45%	0.36%

MarketBeta® International Equity ETF	0.25	0.20

MarketBeta® Russell 1000 Growth Equity ETF	0.12	0.12

MarketBeta® Russell 1000 Value Equity ETF	0.12	0.12

MarketBeta® U.S. Equity ETF	0.09	0.07

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.36%, 0.20% and 0.07% as an annual percentage rate of average daily net assets of the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively. These arrangements will remain in effect through at least December 29, 2024 and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 29, 2024, GSAM waived $28,425, $159,713 and $148,897 of the Funds’ management fees for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 29, 2024, the management fee waived by GSAM was $202, $1,192, $52, $74 and $2,066 for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF, MarketBeta® Russell 1000 Growth Equity ETF, MarketBeta® Russell 1000 Value Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

B. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in shares of Goldman Sachs Financial Square Treasury Obligations Fund and The Goldman Sachs Group, Inc. as of and for the six months ended February 29, 2024:

MarketBeta® Emerging Markets Equity ETF

Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

$–	$7,617,319	$(7,144,851)	$–	$–	$472,468	472,468	$6,534	$–

MarketBeta® International Equity ETF

Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

–	15,322,308	(13,282,140)	–	–	2,040,168	2,040,168	35,338	–

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

MarketBeta® Russell 1000 Growth Equity ETF

	Beginning value as of November 28, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ –	$503,735	$(427,312)	$–	$–	$76,423	76,423	$1,551	$–

MarketBeta® Russell 1000 Value Equity ETF

	Beginning value as of November 28, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	768,184	(588,184)	–	–	180,000	180,000	2,216	–
Goldman Sachs Group, Inc. (The)

	–	2,585,467	(498,356)	12,933	35,841	2,135,885	5,490	17,248	–

Total	$–	$3,353,651	$(1,086,540)	$12,933	$35,841	$2,315,885		$19,464	$–

MarketBeta® U.S. Equity ETF

	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	14,889,333	(11,385,442)	–	–	3,503,891	3,503,891	60,477	–
Goldman Sachs Group, Inc. (The)

	2,921,535	1,922,144	(362,032)	147,648	747,765	5,377,060	13,821	77,278	–

Total	$2,921,535	$16,811,477	$(11,747,474)	$147,648	$747,765	$8,880,951		$137,755	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	MarketBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,900,000	$78,012,311	—	$—

Shares redeemed	—	—	(150,000)	(6,047,689)

NET INCREASE (DECREASE) IN SHARES	1,900,000	$78,012,311	(150,000)	$(6,047,689)

	MarketBeta® International Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	6,000,000	$297,680,751	2,200,000	$108,284,224

Shares redeemed	(1,500,000)	(80,221,062)	(1,600,000)	(73,987,067)

NET INCREASE IN SHARES	4,500,000	$217,459,689	600,000	$34,297,157

			MarketBeta® Russell 1000 Growth Equity ETF

			For the Period November 28, 2023(a) to February 29, 2024 (Unaudited)

			Shares	Dollars

Fund Share Activity

Shares sold			10,500,000	$441,245,638

Shares redeemed			(750,000)	(32,522,833)

NET INCREASE IN SHARES			9,750,000	$408,722,805

			MarketBeta® Russell 1000 Value Equity ETF

			For the Period November 28, 2023(a) to February 29, 2024 (Unaudited)

			Shares	Dollars

Fund Share Activity

Shares sold			9,975,000	$421,199,138

Shares redeemed			(1,900,000)	(82,848,480)

NET INCREASE IN SHARES			8,075,000	$338,350,658

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	MarketBeta® U.S. Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	10,850,000	$655,372,957	6,600,000	$351,057,391

Shares redeemed	(1,700,000)	(114,786,568)	(2,800,000)	(151,765,428)

NET INCREASE IN SHARES	9,150,000	$540,586,389	3,800,000	$199,291,963

(a)	Commenced operations on November 28, 2023.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

MarketBeta® Emerging Markets Equity ETF	$ 65,598,653	$1,535,959

MarketBeta® International Equity ETF	16,267,402	11,535,404

MarketBeta® Russell 1000 Growth Equity ETF(a)	31,557,985	31,300,316

MarketBeta® Russell 1000 Value Equity ETF(a)	2,232,622	118,012

MarketBeta® U.S. Equity ETF	15,579,354	16,899,962

(a) Commenced operations on November 28, 2023. The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2024, were as follows:
Fund	Purchases	Sales

MarketBeta® Emerging Markets Equity ETF	$ 13,340,538	$—

MarketBeta® International Equity ETF	290,810,933	78,938,340

MarketBeta® Russell 1000 Growth Equity ETF(a)	441,245,591	32,523,005

MarketBeta® Russell 1000 Value Equity ETF(a)	419,678,688	82,844,251

MarketBeta® U.S. Equity ETF	654,895,475	114,582,495

(a)	Commenced operations on November 28, 2023.

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any

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8. SECURITIES LENDING (continued)

additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2024:

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

MarketBeta® Emerging Markets Equity ETF	$104,477	$1,807,945	$(1,468,382)	$444,040

MarketBeta® International Equity ETF	1,807,609	28,841,835	(26,557,876)	4,091,567

MarketBeta® Russell 1000 Growth Equity ETF*	—	19,766	(13,238)	6,529

MarketBeta® Russell 1000 Value Equity ETF*	—	365,043	(126,147)	238,896

MarketBeta® U.S. Equity ETF	605,811	4,901,429	(5,271,833)	235,407

*	Commenced operations on November 28, 2023

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2023, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF(a)	MarketBeta® Russell 1000 Value Equity ETF(a)	MarketBeta® U.S. Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(174,736)	$(1,532,205)	$—	$—	$ (541,006)

Perpetual Long-Term	—	(906,218)	—	—	(62,686)

Total capital loss carryforwards	(174,736)	(2,438,423)	—	—	(603,692)

Timing differences — (Late Year Ordinary Loss Deferral and Post-October Capital Loss Deferral)	(1,577,217)	(3,249,661)	—	—	(6,112,011)

(a)	Commenced operations on November 28, 2023.

As of February 29, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF(a)	MarketBeta® Russell 1000 Value Equity ETF(a)	MarketBeta® U.S. Equity ETF

Tax Cost	$101,278,570	$655,524,040	$412,087,625	$343,146,749	$1,485,311,269

Gross unrealized gain	13,383,051	107,270,754	41,990,367	21,023,653	347,286,622

Gross unrealized loss	(6,069,451)	(38,136,554)	(8,623,771)	(8,377,964)	(40,787,678)

Net unrealized gain (loss)	$7,313,600	$69,134,200	$33,366,596	$12,645,689	$306,498,944

(a)	Commenced operations on November 28, 2023.

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, and differences in the tax treatment of partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Advisernor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires

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10. OTHER RISKS (continued)

Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — Solactive AG and FTSE Russell (the “Index Providers”) constructs the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each respective Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

10. OTHER RISKS (continued)

Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® U.S. Equity ETF, and Goldman Sachs MarketBeta® International Small Cap Equity ETF, and FTSE Russell, the index provider for Goldman Sachs MarketBeta® Russell 1000 Growth ETF and Goldman Sachs MarketBeta® Russell 1000 Value ETF may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (insert exchange for the fund/funds here) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

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11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Gregory G. Weaver	312,642,103	27,755,773

Dwight L. Bush	339,557,290	840,586

Kathryn A. Cassidy	339,692,259	705,617

John G. Chou	339,628,535	769,341

Joaquin Delgado	339,626,867	771,009

Eileen H. Dowling	339,570,827	827,049

Paul C. Wirth	339,591,397	806,479

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF

Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), (ii) its underlying index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser to implement a fee waiver;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of March 31, 2023, and updated information prepared by the Investment Adviser regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its respective index.

In addition, the Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

122

GOLDMAN SACHS MARKETBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund. In addition, the Trustees considered the Investment Adviser’s undertakings to implement a management fee waiver for each Fund. The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Fund was provided for 2022 and 2021. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its realized profits, and information comparing the contractual management fee rate charged by other advisers to other funds in the peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

123

GOLDMAN SACHS MARKETBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs

MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2024.

124

GOLDMAN SACHS MARKETBETA® ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF and Goldman Sachs MarketBeta Russell 1000 Value Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF and Goldman Sachs MarketBeta Russell 1000 Value ETF (each, a “Fund”) are newly-organized investment portfolios of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on November 11, 2023. At a meeting held on September 19-20, 2023 (the “Meeting”) in connection with the Funds’ organization, the Board of Trustees, including all of the Trustees who are not parties to the Funds’ investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds. At the Meeting, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by each Fund; a comparison of each Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with each Fund; and potential benefits to be derived by each Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers would operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that each Fund would operate as a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Funds. They also considered that although the Funds were new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single management fee to the Investment Adviser, and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to each Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as each Fund’s peer group and

125

GOLDMAN SACHS MARKETBETA® ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs (continued)

category medians. The comparisons of each Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Funds. The Trustees concluded that the Investment Adviser’s management of the Funds likely would benefit the Funds and their shareholders. They also noted that shareholders would be able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered each Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. They further noted that the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds are expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit each Fund and its shareholders and that the Management Agreement should be approved with respect to each Fund for an initial two-year period from its effective date.

126

GOLDMAN SACHS MARKETBETA ETFS

Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

127

GOLDMAN SACHS MARKETBETA® ETFS

Fund Expenses — Six Months ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

Except with respect to the Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF and Goldman Sachs MarketBeta Russell 1000, which commenced operations on November 28, 2023, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2023 through February 29, 2024, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta® Emerging Markets Equity ETF			MarketBeta® International Equity ETF			MarketBeta® Russell 1000 Growth Equity ETF**			MarketBeta® Russell 1000 Value Equity ETF**
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 11/28/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 11/28/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,048.91	$1.83	$1,000.00	$1,091.70	$1.04	$1,000.00	$1,138.80	$0.33	$1,000.00	$1,107.40	$0.32
Hypothetical 5% return	1,000.00	1,023.07+	1.81	1,000.00	1,023.87+	1.01	1,000.00	1,024.27+	0.60	1,000.00	1,024.27+	0.60

										MarketBeta® U.S. Equity ETF
										Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV										$1,000.00	$1,142.92	$0.37
Hypothetical 5% return										1,000.00	1,024.52+	0.35

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

**

Fund commenced operations on November 28, 2023. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 94/366, which represents a period of 94 days of a 366 day year (to reflect the Fund’s commencement of operation).

The annualized net expense ratios for the period were as follows:

Fund
MarketBeta® Emerging Markets Equity ETF	0.36%
MarketBeta® International Equity ETF	0.20
MarketBeta® Russell 1000 Growth Equity ETF	0.12
MarketBeta® Russell 1000 Value Equity ETF	0.12
MarketBeta® U.S. Equity ETF	0.07

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FUNDS PROFILE

 Goldman Sachs ETFs

THE GOLDMAN

SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎ Global Resources and Global Research

∎ Team Approach

∎ Disciplined Processes

Innovative, Value-Added Investment Products

∎ Thoughtful Solutions

∎ Risk Management

Outstanding Client Service

∎ Dedicated Service Teams

∎ Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE - TRADED FUNDS
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bonds ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Community Municipal Bond ETF
Goldman Sachs Defensive Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® Total International Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF
Goldman Sachs Nasdaq-100 Core Premium Income ETF
Goldman Sachs North American Pipelines & Power Equity ETF
Goldman Sachs Small Cap Core Equity ETF
Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Markets Equity ETF, and Goldman Sachs MarketBeta® U.S. Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index, the Solactive GBS Emerging Markets Large & Mid Cap Index, Solactive GBS United States Large & Mid Cap Index (“Solactive Indexes”) and/ or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The Goldman Sachs MarketBeta® Russell 1000 Growth ETF and Goldman Sachs MarketBeta® Russell 1000 Value ETF have been developed solely by GSAM. The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000 Growth 40 Act Daily Capped Index and Russell 1000 Value 40 Act Daily Capped Index (each, a “Russell Index” and collectively, the “Russell Indexes”) vest in the relevant LSE Group company which owns each Russell Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell Indexes are calculated by or on behalf of FTSE Russell or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell Indexes or (b) investment in or operation of the Goldman Sachs MarketBeta® Russell 1000 Growth ETF and Goldman Sachs MarketBeta® Russell 1000 Value ETF. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Goldman Sachs MarketBeta® Russell 1000 Growth ETF and Goldman Sachs MarketBeta® Russell 1000 Value ETF or the suitability of each Russell Index for the purpose to which it is being put by GSAM.

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI

132

FUNDS PROFILE

and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

133

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) website at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. Neither MSCI nor any other party involved in or related to compiling, computing, or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce return s. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or Summary Prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The Summary Prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550. © 2024 Goldman Sachs. All rights reserved. 367263-OTU-04/2024 GST 2507 MCEQWGETFSAR-24

Goldman Sachs Funds Semi-Annual Report February 29, 2024 Goldman Sachs Core Premium Income ETFs Nasdaq-100 Core Premium Income ETF (GPIQ) S&P 500 Core Premium Income ETF (GPIX)

Goldman Sachs Core Premium Income ETFs

∎	GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF

∎	GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Core Premium Income ETFs

The following are highlights both of key factors affecting the U.S. equity markets and of any key changes made to the Goldman Sachs Core Premium Income ETFs (the “Funds”) during the period from their inception on October 24, 2023 through February 29, 2024 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmarks during the Reporting Period. A streamlined annual shareholder report covering the period since the Funds’ inception through August 31, 2024 will be provided to Fund shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	Despite ongoing geopolitical tensions and persistent volatility, the U.S. equity market recorded strongly positive returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	U.S. equities began the Reporting Period in late October 2023 with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed narrative.

•	Market sentiment turned positive in November 2023 on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	In December, the Fed signaled it might have reached the peak of its current monetary policy tightening cycle, with its median dot plot projection showing 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	Market seasonality also proved to be a tailwind to U.S. equities during November and December, which historically represent the strongest two-month period for U.S. stocks.

•	U.S. equities advanced in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the latter part of 2023 reversed course during January, highlighted by the outperformance of mega-cap stocks.

•	Nevertheless, U.S. equities finished the month mostly higher, as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, U.S. equities reached new highs, as market leadership broadened once again.

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

1

MARKET REVIEW

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

Fund Changes and Highlights

Goldman Sachs Nasdaq-100 Core Premium Income ETF

•	The Fund, which seeks current income while maintaining prospects for capital appreciation, launched on October 24, 2023.

•	The new Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index.

•	The Fund pursues its investment objective by investing primarily in a portfolio of stocks comprised significantly of those included in the Fund’s benchmark index—the Nasdaq-100 Index —and selling call options with exposure to the Nasdaq-100 Index. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.)

•	The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable rate with performance that captures the majority of the returns (and risk) associated with the Nasdaq-100 Index.

•	To generate income, the Fund employs an actively managed options strategy (“option overlay strategy”) whereby the Fund sells (writes) call options on a varying percentage of the market value of the equity investments in the Fund’s portfolio.

•	During periods in which the equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the Nasdaq-100 Index over its exercise price, a portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy.

•	However, in rising markets where the aggregate appreciation of the Nasdaq-100 Index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could underperform the same portfolio without the options.

•	During the Reporting Period, the Fund generated a positive absolute return but materially underperformed the Nasdaq-100 Index, largely because of the option overlay strategy, which limited its participation in Nasdaq-100 Index gains.

•	On an absolute basis, the Fund delivered on its stated objective of providing current income while maintaining prospects of capital appreciation.

•	The Fund made distributions each month of the Reporting Period at an approximate rate of 10.5% (annualized).

Goldman Sachs S&P 500 Core Premium Income ETF

•	The Fund, which seeks current income while maintaining prospects for capital appreciation, launched on October 24, 2023.

•	The new Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index.

•	The Fund pursues its objective by investing primarily in a portfolio of stocks comprised significantly of those included in the Fund’s benchmark index—the S&P 500® Index—and selling call options with exposure to the S&P 500® Index. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.)

•	The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable rate with performance that captures the majority of the returns (and risk) associated with the S&P 500® Index.

•	To generate income, the Fund employs an actively managed options strategy (“option overlay strategy”) whereby the Fund sells (writes) call options on a varying percentage of the market value of the equity investments in the Fund’s portfolio.

•	During periods in which the equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the S&P 500® Index over its exercise price, a portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy.

2

MARKET REVIEW

•	However, in rising markets where the aggregate appreciation of the S&P 500® Index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could underperform the same portfolio without the options.

•	During the Reporting Period, the Fund generated a positive absolute return but notably underperformed the S&P 500® Index, largely because of the option overlay strategy, which limited its participation in S&P 500® Index gains.

•	On an absolute basis, the Fund delivered on its stated objective of providing current income while maintaining prospects of capital appreciation.

•	The Fund made distributions each month of the Reporting Period at an approximate rate of 8.5% (annualized).

3

FUND BASICS

Goldman Sachs Nasdaq-100 Core Premium Income ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$46.25

Net Asset Value (NAV)[1]	$46.21

[1]

The Market Price is the price at which the Fund’s shares are trading on The NASDAQ Stock Market LLC (the “Exchange”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

October 24, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Nasdaq-100 (Total Return, Unhedged, USD)[3]

Shares	17.50%	17.55%	22.79%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	8.8%	Software

Apple, Inc.	8.1	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	5.6	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	5.2	Broadline Retail

Meta Platforms, Inc., Class A	5.0	Interactive Media & Services

Broadcom, Inc.	4.5	Semiconductors & Semiconductor Equipment

Tesla, Inc.	2.8	Automobiles

Costco Wholesale Corp.	2.4	Consumer Staples Distribution & Retail

Alphabet, Inc., Class A	2.3	Interactive Media & Services

Advanced Micro Devices, Inc.	2.3	Semiconductors & Semiconductor Equipment

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Morgan Stanley Capital Index (“MSCI”). The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

S&P 500 Core Premium Income ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$46.12

Net Asset Value (NAV)[1]	$46.12

[1]

The Market Price is the price at which the Fund’s shares are trading on The NASDAQ Stock Market LLC (the “Exchange”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

October 24, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	S&P 500 (TR, Unhedged, USD)[3]

Shares	16.84%	16.89%	20.68%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The returns set forth in the tables above represent past performance. Past performance does not guarantee future results.

The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

6

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	7.2%	Software

Apple, Inc.	6.2	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	4.6	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	3.8	Broadline Retail

Meta Platforms, Inc., Class A	2.5	Interactive Media & Services

Alphabet, Inc., Class A	1.9	Interactive Media & Services

Berkshire Hathaway, Inc., Class B	1.8	Financial Services

Alphabet, Inc., Class C	1.6	Interactive Media & Services

Eli Lilly & Co.	1.4	Pharmaceuticals

Broadcom, Inc.	1.3	Semiconductors & Semiconductor Equipment

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 29, 2024

[5]

Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Morgan Stanley Capital Index (“MSCI”). The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

PORTFOLIO RESULTS

Index Definitions

Nasdaq-100 Index is the US stock market index consisting of 101 equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market.

S&P 500 Index is a stock market index that tracks the stocks of 500 large-cap U.S. companies.

8

GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Communication Services – 15.5%
6,492	Alphabet, Inc., Class A*	$898,883
6,294	Alphabet, Inc., Class C*	879,775
416	Charter Communications, Inc., Class A*	122,275
11,386	Comcast Corp., Class A	487,890
754	Electronic Arts, Inc.	105,168
3,873	Meta Platforms, Inc., Class A	1,898,273
1,242	Netflix, Inc.*	748,827
10,825	Sirius XM Holdings, Inc.	47,846
484	Take-Two Interactive Software, Inc.*	71,114
3,292	T-Mobile US, Inc.	537,584
1,252	Trade Desk, Inc. (The), Class A*	106,958
6,870	Warner Bros Discovery, Inc.*	60,387

		5,964,980

Consumer Discretionary – 13.6%
1,230	Airbnb, Inc., Class A*	193,688
11,362	Amazon.com, Inc.*	2,008,347
101	Booking Holdings, Inc.*	350,352
1,054	DoorDash, Inc., Class A*	131,297
338	Lululemon Athletica, Inc.*	157,877
832	Marriott International, Inc., Class A	207,892
141	MercadoLibre, Inc. (Brazil)*	224,937
167	O’Reilly Automotive, Inc.*	181,599
1,898	PDD Holdings, Inc. ADR (China)*	236,377
943	Ross Stores, Inc.	140,469
3,227	Starbucks Corp.	306,242
5,291	Tesla, Inc.*	1,068,147

		5,207,224

Consumer Staples – 6.5%
1,275	Coca-Cola Europacific Partners
	PLC (United Kingdom)	87,503
1,253	Costco Wholesale Corp.	932,094
606	Dollar Tree, Inc.*	88,888
3,948	Keurig Dr Pepper, Inc.	118,085
3,461	Kraft Heinz Co. (The)	122,104
3,872	Mondelez International, Inc., Class A	282,927
2,945	Monster Beverage Corp.*	174,049
3,902	PepsiCo, Inc.	645,157
2,425	Walgreens Boots Alliance, Inc.	51,556

		2,502,363

Energy – 0.5%
2,830	Baker Hughes Co.	83,740
502	Diamondback Energy, Inc.	91,625

		175,365

Financials – 0.5%
3,061	PayPal Holdings, Inc.*	184,701

Health Care – 6.2%
1,527	Amgen, Inc.	418,139
1,644	AstraZeneca PLC ADR (United Kingdom)	105,479
410	Biogen, Inc.*	88,966

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,084	Dexcom, Inc.*	$124,736
1,272	GE HealthCare Technologies, Inc.	116,108
3,544	Gilead Sciences, Inc.	255,522
240	IDEXX Laboratories, Inc.*	138,055
440	Illumina, Inc.*	61,525
997	Intuitive Surgical, Inc.*	384,443
1,074	Moderna, Inc.*	99,066
299	Regeneron Pharmaceuticals, Inc.*	288,861
736	Vertex Pharmaceuticals, Inc.*	309,665

		2,390,565

Industrials – 4.8%
1,165	Automatic Data Processing, Inc.	292,566
278	Cintas Corp.	174,754
2,712	Copart, Inc.*	144,143
5,615	CSX Corp.	213,033
1,584	Fastenal Co.	115,648
1,859	Honeywell International, Inc.	369,439
306	Old Dominion Freight Line, Inc.	135,399
1,478	PACCAR, Inc.	163,895
1,033	Paychex, Inc.	126,667
410	Verisk Analytics, Inc.	99,179

		1,834,723

Information Technology – 50.5%
1,288	Adobe, Inc.*	721,641
4,578	Advanced Micro Devices, Inc.*	881,402
1,408	Analog Devices, Inc.	270,083
246	ANSYS, Inc.*	82,206
17,096	Apple, Inc.	3,090,102
2,374	Applied Materials, Inc.	478,646
248	ASML Holding NV (Netherlands)	236,017
443	Atlassian Corp., Class A*	91,887
595	Autodesk, Inc.*	153,611
1,325	Broadcom, Inc.	1,723,149
778	Cadence Design Systems, Inc.*	236,808
375	CDW Corp.	92,329
11,528	Cisco Systems, Inc.	557,609
1,410	Cognizant Technology Solutions Corp., Class A	111,418
639	Crowdstrike Holdings, Inc., Class A*	207,132
844	Datadog, Inc., Class A*	110,952
2,162	Fortinet, Inc.*	149,416
1,552	GLOBALFOUNDRIES, Inc.*	84,848
11,958	Intel Corp.	514,792
796	Intuit, Inc.	527,660
386	KLA Corp.	263,368
368	Lam Research Corp.	345,276
2,423	Marvell Technology, Inc.	173,632
1,516	Microchip Technology, Inc.	127,556
3,137	Micron Technology, Inc.	284,244
8,167	Microsoft Corp.	3,378,198
204	MongoDB, Inc.*	91,306
2,720	NVIDIA Corp.	2,151,846

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
732	NXP Semiconductors NV (China)	$182,802
1,222	ON Semiconductor Corp.*	96,440
891	Palo Alto Networks, Inc.*	276,700
3,155	QUALCOMM, Inc.	497,827
303	Roper Technologies, Inc.	165,053
481	Splunk, Inc.*	75,142
426	Synopsys, Inc.*	244,409
2,574	Texas Instruments, Inc.	430,707
586	Workday, Inc., Class A*	172,671
416	Zscaler, Inc.*	100,660

		19,379,545

Real Estate – 0.3%
1,153	CoStar Group, Inc.*	100,346

Utilities – 1.2%
1,484	American Electric Power Co., Inc.	126,422
903	Constellation Energy Corp.	152,110
2,806	Exelon Corp.	100,567
1,560	Xcel Energy, Inc.	82,197

		461,296

TOTAL COMMON STOCKS (Cost $35,626,491)		38,201,108

Exchange-Traded Fund – 0.1%

265	Invesco Nasdaq 100 ETF
(Cost $44,017)		47,883

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
139,376	5.195%	$139,376
(Cost $139,376)

TOTAL INVESTMENTS – 100.1% (Cost $35,809,884)		$38,388,367

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(32,385)

NET ASSETS – 100.0%		$38,355,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following written option contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
Invesco QQQ Trust Series 1	$439.00	03/28/2024	360	$(15,804)	$(300,588)	$(289,350)	$(11,238)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 8.9%
7,058	Alphabet, Inc., Class A*	$977,250
5,937	Alphabet, Inc., Class C*	829,874
8,468	AT&T, Inc.	143,363
117	Charter Communications, Inc., Class A*	34,390
4,789	Comcast Corp., Class A	205,209
306	Electronic Arts, Inc.	42,681
215	Fox Corp., Class A	6,405
260	Fox Corp., Class B	7,119
450	Interpublic Group of Cos., Inc. (The)	14,130
199	Live Nation Entertainment, Inc.*	19,299
315	Match Group, Inc.*	11,352
2,652	Meta Platforms, Inc., Class A	1,299,825
532	Netflix, Inc.*	320,753
317	News Corp., Class A	8,521
199	News Corp., Class B	5,570
230	Omnicom Group, Inc.	20,330
592	Paramount Global, Class B	6,536
202	Take-Two Interactive Software, Inc.*	29,680
587	T-Mobile US, Inc.	95,857
5,003	Verizon Communications, Inc.	200,220
2,189	Walt Disney Co. (The)	244,249
2,660	Warner Bros Discovery, Inc.*	23,381

		4,545,994

Consumer Discretionary – 10.5%
522	Airbnb, Inc., Class A*	82,199
10,858	Amazon.com, Inc.*	1,919,260
363	Aptiv PLC*	28,855
19	AutoZone, Inc.*	57,114
255	Bath & Body Works, Inc.	11,653
227	Best Buy Co., Inc.	18,360
39	Booking Holdings, Inc.*	135,284
332	BorgWarner, Inc.	10,335
303	Caesars Entertainment, Inc.*	13,171
202	CarMax, Inc.*	15,958
1,187	Carnival Corp.*	18,826
27	Chipotle Mexican Grill, Inc.*	72,597
349	D.R. Horton, Inc.	52,155
133	Darden Restaurants, Inc.	22,704
44	Domino’s Pizza, Inc.	19,727
596	eBay, Inc.	28,179
118	Etsy, Inc.*	8,459
166	Expedia Group, Inc.*	22,712
4,992	Ford Motor Co.	62,100
201	Garmin Ltd.	27,607
1,123	General Motors Co.	46,021
198	Genuine Parts Co.	29,553
198	Hasbro, Inc.	9,957
312	Hilton Worldwide Holdings, Inc.	63,748
1,201	Home Depot, Inc. (The)	457,113
439	Las Vegas Sands Corp.	23,934
306	Lennar Corp., Class A	48,504
313	LKQ Corp.	16,367
677	Lowe’s Cos., Inc.	162,934
128	Lululemon Athletica, Inc.*	59,788

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
305	Marriott International, Inc., Class A	$76,210
872	McDonald’s Corp.	254,868
318	MGM Resorts International*	13,763
94	Mohawk Industries, Inc.*	11,150
1,446	NIKE, Inc., Class B	150,283
520	Norwegian Cruise Line Holdings Ltd.*	10,083
3	NVR, Inc.*	22,877
73	O’Reilly Automotive, Inc.*	79,382
46	Pool Corp.	18,314
245	PulteGroup, Inc.	26,553
33	Ralph Lauren Corp.	6,135
411	Ross Stores, Inc.	61,223
303	Royal Caribbean Cruises Ltd.*	37,375
1,345	Starbucks Corp.	127,641
256	Tapestry, Inc.	12,168
3,308	Tesla, Inc.*	667,819
1,347	TJX Cos., Inc. (The)	133,542
123	Tractor Supply Co.	31,281
67	Ulta Beauty, Inc.*	36,754
414	VF Corp.	6,765
94	Whirlpool Corp.	10,095
127	Wynn Resorts Ltd.	13,360
332	Yum! Brands, Inc.	45,955

		5,398,770

Consumer Staples – 6.1%
2,097	Altria Group, Inc.	85,788
642	Archer-Daniels-Midland Co.	34,097
218	Brown-Forman Corp., Class B	13,130
200	Bunge Global SA	18,874
229	Campbell Soup Co.	9,764
274	Church & Dwight Co., Inc.	27,433
136	Clorox Co. (The)	20,850
4,647	Coca-Cola Co. (The)	278,913
981	Colgate-Palmolive Co.	84,876
562	Conagra Brands, Inc.	15,781
203	Constellation Brands, Inc., Class A	50,449
537	Costco Wholesale Corp.	399,469
248	Dollar General Corp.	36,037
239	Dollar Tree, Inc.*	35,057
301	Estee Lauder Cos., Inc. (The), Class A	44,723
681	General Mills, Inc.	43,707
200	Hershey Co. (The)	37,584
340	Hormel Foods Corp.	12,009
135	J M Smucker Co. (The)	16,223
309	Kellanova	17,041
2,055	Kenvue, Inc.	39,045
1,200	Keurig Dr Pepper, Inc.	35,892
411	Kimberly-Clark Corp.	49,801
984	Kraft Heinz Co. (The)	34,715
781	Kroger Co. (The)	38,745
170	Lamb Weston Holdings, Inc.	17,376
308	McCormick & Co., Inc.	21,209
220	Molson Coors Beverage Co., Class B	13,732

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
1,626	Mondelez International, Inc., Class A	$118,812
878	Monster Beverage Corp.*	51,890
1,648	PepsiCo, Inc.	272,480
1,851	Philip Morris International, Inc.	166,516
2,819	Procter & Gamble Co. (The)	448,052
586	Sysco Corp.	47,448
549	Target Corp.	83,953
336	Tyson Foods, Inc., Class A	18,225
860	Walgreens Boots Alliance, Inc.	18,284
5,070	Walmart, Inc.	297,153

		3,055,133

Energy – 3.7%
379	APA Corp.	11,290
1,194	Baker Hughes Co.	35,330
2,099	Chevron Corp.	319,069
1,416	ConocoPhillips	159,357
889	Coterra Energy, Inc.	22,918
764	Devon Energy Corp.	33,662
215	Diamondback Energy, Inc.	39,242
682	EOG Resources, Inc.	78,062
473	EQT Corp.	17,572
4,776	Exxon Mobil Corp.	499,187
1,040	Halliburton Co.	36,473
329	Hess Corp.	47,952
2,324	Kinder Morgan, Inc.	40,414
700	Marathon Oil Corp.	16,975
447	Marathon Petroleum Corp.	75,646
780	Occidental Petroleum Corp.	47,276
682	ONEOK, Inc.	51,232
531	Phillips 66	75,673
272	Pioneer Natural Resources Co.	63,972
1,682	Schlumberger NV	81,291
270	Targa Resources Corp.	26,525
417	Valero Energy Corp.	58,989
1,440	Williams Cos., Inc. (The)	51,753

		1,889,860

Financials – 12.8%
635	Aflac, Inc.	51,270
317	Allstate Corp. (The)	50,568
676	American Express Co.	148,328
843	American International Group, Inc.	61,446
125	Ameriprise Financial, Inc.	50,920
233	Aon PLC, Class A	73,626
442	Arch Capital Group Ltd.*	38,715
245	Arthur J Gallagher & Co.	59,763
80	Assurant, Inc.	14,516
8,231	Bank of America Corp.	284,134
1,055	Bank of New York Mellon Corp. (The)	59,175
2,186	Berkshire Hathaway, Inc., Class B*	894,948
178	BlackRock, Inc.	144,418
850	Blackstone, Inc.	108,647
274	Brown & Brown, Inc.	23,073
448	Capital One Financial Corp.	61,649

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
125	Cboe Global Markets, Inc.	$24,000
1,760	Charles Schwab Corp. (The)	117,533
479	Chubb Ltd.	120,550
202	Cincinnati Financial Corp.	23,028
2,279	Citigroup, Inc.	126,462
552	Citizens Financial Group, Inc.	17,327
447	CME Group, Inc.	98,496
170	Comerica, Inc.	8,395
307	Discover Financial Services	37,055
49	Everest Group Ltd.	18,075
50	FactSet Research Systems, Inc.	23,129
516	Fidelity National Information Services, Inc.	35,702
797	Fifth Third Bancorp	27,369
725	Fiserv, Inc.*	108,221
100	FleetCor Technologies, Inc.*	27,927
515	Franklin Resources, Inc.	14,137
316	Global Payments, Inc.	40,985
88	Globe Life, Inc.	11,170
349	Hartford Financial Services Group, Inc. (The)	33,448
1,727	Huntington Bancshares, Inc.	22,520
748	Intercontinental Exchange, Inc.	103,538
808	Invesco Ltd.	12,451
99	Jack Henry & Associates, Inc.	17,203
3,460	JPMorgan Chase & Co.	643,768
1,114	KeyCorp	15,897
218	Loews Corp.	16,378
205	M&T Bank Corp.	28,647
45	MarketAxess Holdings, Inc.	9,603
574	Marsh & McLennan Cos., Inc.	116,103
991	Mastercard, Inc., Class A	470,487
743	MetLife, Inc.	51,817
213	Moody’s Corp.	80,816
1,583	Morgan Stanley	136,201
103	MSCI, Inc.	57,780
467	Nasdaq, Inc.	26,245
293	Northern Trust Corp.	24,064
1,287	PayPal Holdings, Inc.*	77,658
463	PNC Financial Services Group, Inc. (The)	68,154
248	Principal Financial Group, Inc.	20,053
684	Progressive Corp. (The)	129,659
432	Prudential Financial, Inc.	47,084
233	Raymond James Financial, Inc.	28,035
1,098	Regions Financial Corp.	20,456
414	S&P Global, Inc.	177,349
435	State Street Corp.	32,073
504	Synchrony Financial	20,815
309	T. Rowe Price Group, Inc.	35,025
271	Travelers Cos., Inc. (The)	59,880
1,599	Truist Financial Corp.	55,933
1,850	US Bancorp	77,626
1,909	Visa, Inc., Class A	539,560
235	W R Berkley Corp.	19,646
4,352	Wells Fargo & Co.	241,928
119	Willis Towers Watson PLC	32,441

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
201	Zions Bancorp NA	$7,925

		6,563,023

Health Care – 12.5%
2,077	Abbott Laboratories	246,415
2,107	AbbVie, Inc.	370,937
342	Agilent Technologies, Inc.	46,977
99	Align Technology, Inc.*	29,940
647	Amgen, Inc.	177,168
615	Baxter International, Inc.	25,166
340	Becton Dickinson & Co.	80,087
199	Biogen, Inc.*	43,181
17	Bio-Rad Laboratories, Inc., Class A*	5,540
202	Bio-Techne Corp.	14,861
1,740	Boston Scientific Corp.*	115,205
2,412	Bristol-Myers Squibb Co.	122,409
276	Cardinal Health, Inc.	30,906
209	Catalent, Inc.*	11,984
205	Cencora, Inc.	48,298
637	Centene Corp.*	49,960
68	Charles River Laboratories International, Inc.*	17,285
342	Cigna Group (The)	114,960
268	Cooper Cos., Inc. (The)	25,085
1,525	CVS Health Corp.	113,414
782	Danaher Corp.	197,955
80	DaVita, Inc.*	10,158
242	DENTSPLY SIRONA, Inc.	7,909
453	Dexcom, Inc.*	52,127
702	Edwards Lifesciences Corp.*	59,579
295	Elevance Health, Inc.	147,869
966	Eli Lilly & Co.	728,055
457	GE HealthCare Technologies, Inc.	41,715
1,464	Gilead Sciences, Inc.	105,554
230	HCA Healthcare, Inc.	71,691
141	Henry Schein, Inc.*	10,782
307	Hologic, Inc.*	22,657
135	Humana, Inc.	47,293
102	IDEXX Laboratories, Inc.*	58,673
202	Illumina, Inc.*	28,246
221	Incyte Corp.*	12,898
99	Insulet Corp.*	16,236
425	Intuitive Surgical, Inc.*	163,880
218	IQVIA Holdings, Inc.*	53,881
2,876	Johnson & Johnson	464,129
102	Laboratory Corp. of America Holdings	22,015
157	McKesson Corp.	81,861
1,567	Medtronic PLC	130,625
3,015	Merck & Co., Inc.	383,357
18	Mettler-Toledo International, Inc.*	22,450
409	Moderna, Inc.*	37,726
86	Molina Healthcare, Inc.*	33,876
6,736	Pfizer, Inc.	178,908
126	Quest Diagnostics, Inc.	15,736

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
122	Regeneron Pharmaceuticals, Inc.*	$117,863
199	ResMed, Inc.	34,570
135	Revvity, Inc.	14,795
115	STERIS PLC	26,785
416	Stryker Corp.	145,213
51	Teleflex, Inc.	11,362
458	Thermo Fisher Scientific, Inc.	261,142
1,105	UnitedHealth Group, Inc.	545,428
96	Universal Health Services, Inc., Class B	16,038
313	Vertex Pharmaceuticals, Inc.*	131,692
1,425	Viatris, Inc.	17,627
73	Waters Corp.*	24,632
99	West Pharmaceutical Services, Inc.	35,478
239	Zimmer Biomet Holdings, Inc.	29,722
547	Zoetis, Inc.	108,487

		6,418,453

Industrials – 8.8%
657	3M Co.	60,523
135	A O Smith Corp.	11,192
104	Allegion PLC	13,298
774	American Airlines Group, Inc.*	12,136
301	AMETEK, Inc.	54,234
479	Automatic Data Processing, Inc.	120,291
99	Axon Enterprise, Inc.*	30,430
675	Boeing Co. (The)*	137,511
131	Broadridge Financial Solutions, Inc.	26,669
135	Builders FirstSource, Inc.*	26,349
144	C.H. Robinson Worldwide, Inc.	10,668
994	Carrier Global Corp.	55,247
626	Caterpillar, Inc.	209,059
105	Cintas Corp.	66,004
1,023	Copart, Inc.*	54,372
2,335	CSX Corp.	88,590
169	Cummins, Inc.	45,395
202	Dayforce, Inc.*	14,092
322	Deere & Co.	117,546
761	Delta Air Lines, Inc.	32,167
197	Dover Corp.	32,580
464	Eaton Corp. PLC	134,096
672	Emerson Electric Co.	71,803
135	Equifax, Inc.	36,935
171	Expeditors International of Washington, Inc.	20,452
675	Fastenal Co.	49,282
301	FedEx Corp.	74,940
424	Fortive Corp.	36,095
82	Generac Holdings, Inc.*	9,226
270	General Dynamics Corp.	73,777
1,309	General Electric Co.	205,369
779	Honeywell International, Inc.	154,811
457	Howmet Aerospace, Inc.	30,413
70	Hubbell, Inc.	26,647
46	Huntington Ingalls Industries, Inc.	13,415

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
100	IDEX Corp.	$23,590
327	Illinois Tool Works, Inc.	85,723
468	Ingersoll Rand, Inc.	42,742
102	J.B. Hunt Transport Services, Inc.	21,044
137	Jacobs Solutions, Inc.	20,091
796	Johnson Controls International PLC	47,179
223	L3Harris Technologies, Inc.	47,200
167	Leidos Holdings, Inc.	21,353
263	Lockheed Martin Corp.	112,627
270	Masco Corp.	20,725
84	Nordson Corp.	22,315
270	Norfolk Southern Corp.	68,413
188	Northrop Grumman Corp.	86,672
107	Old Dominion Freight Line, Inc.	47,345
501	Otis Worldwide Corp.	47,745
628	PACCAR, Inc.	69,639
143	Parker-Hannifin Corp.	76,569
366	Paychex, Inc.	44,879
79	Paycom Software, Inc.	14,409
204	Pentair PLC	15,869
199	Quanta Services, Inc.	48,060
236	Republic Services, Inc.	43,330
135	Robert Half, Inc.	10,854
128	Rockwell Automation, Inc.	36,490
332	Rollins, Inc.	14,631
1,719	RTX Corp.	154,143
69	Snap-on, Inc.	19,021
722	Southwest Airlines Co.	24,743
201	Stanley Black & Decker, Inc.	17,947
229	Textron, Inc.	20,397
271	Trane Technologies PLC	76,414
71	TransDigm Group, Inc.	83,620
2,431	Uber Technologies, Inc.*	193,264
738	Union Pacific Corp.	187,223
408	United Airlines Holdings, Inc.*	18,560
865	United Parcel Service, Inc., Class B	128,245
78	United Rentals, Inc.	54,075
248	Veralto Corp.	21,432
199	Verisk Analytics, Inc.	48,138
49	W.W. Grainger, Inc.	47,700
437	Waste Management, Inc.	89,869
215	Westinghouse Air Brake Technologies Corp.	30,377
304	Xylem, Inc.	38,623

		4,498,899

Information Technology – 29.7%
757	Accenture PLC, Class A	283,708
547	Adobe, Inc.*	306,473
1,915	Advanced Micro Devices, Inc.*	368,695
201	Akamai Technologies, Inc.*	22,295
724	Amphenol Corp., Class A	79,090
579	Analog Devices, Inc.	111,064
105	ANSYS, Inc.*	35,088
17,441	Apple, Inc.	3,152,461
992	Applied Materials, Inc.	200,007
309	Arista Networks, Inc.*	85,760

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
243	Autodesk, Inc.*	$62,735
529	Broadcom, Inc.	687,959
325	Cadence Design Systems, Inc.*	98,923
173	CDW Corp.	42,594
4,808	Cisco Systems, Inc.	232,563
581	Cognizant Technology Solutions Corp., Class A	45,911
931	Corning, Inc.	30,015
167	Enphase Energy, Inc.*	21,211
86	EPAM Systems, Inc.*	26,178
82	F5, Inc.*	15,352
20	Fair Isaac Corp.*	25,398
122	First Solar, Inc.*	18,775
761	Fortinet, Inc.*	52,593
101	Gartner, Inc.*	47,022
667	Gen Digital, Inc.	14,334
1,530	Hewlett Packard Enterprise Co.	23,302
1,019	HP, Inc.	28,868
5,013	Intel Corp.	215,810
1,095	International Business Machines Corp.	202,608
334	Intuit, Inc.	221,405
139	Jabil, Inc.	20,028
407	Juniper Networks, Inc.	15,071
214	Keysight Technologies, Inc.*	33,020
160	KLA Corp.	109,168
156	Lam Research Corp.	146,367
648	Microchip Technology, Inc.	54,523
1,304	Micron Technology, Inc.	118,155
8,871	Microsoft Corp.	3,669,400
64	Monolithic Power Systems, Inc.	46,083
204	Motorola Solutions, Inc.	67,400
239	NetApp, Inc.	21,300
2,947	NVIDIA Corp.	2,331,431
313	NXP Semiconductors NV (China)	78,165
517	ON Semiconductor Corp.*	40,802
1,893	Oracle Corp.	211,410
357	Palo Alto Networks, Inc.*	110,866
131	PTC, Inc.*	23,974
114	Qorvo, Inc.*	13,059
1,329	QUALCOMM, Inc.	209,703
122	Roper Technologies, Inc.	66,457
1,149	Salesforce, Inc.*	354,834
228	Seagate Technology Holdings PLC	21,215
238	ServiceNow, Inc.*	183,579
203	Skyworks Solutions, Inc.	21,299
180	Synopsys, Inc.*	103,271
357	TE Connectivity Ltd.	51,251
68	Teledyne Technologies, Inc.*	29,054
201	Teradyne, Inc.	20,822
1,085	Texas Instruments, Inc.	181,553
309	Trimble, Inc.*	18,908
35	Tyler Technologies, Inc.*	15,300
107	VeriSign, Inc.*	20,896
397	Western Digital Corp.*	23,610

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
68	Zebra Technologies Corp., Class A*	$19,005

		15,209,176

Materials – 2.3%
250	Air Products and Chemicals, Inc.	58,510
144	Albemarle Corp.	19,850
1,681	Amcor PLC	15,230
102	Avery Dennison Corp.	22,086
361	Ball Corp.	23,111
116	Celanese Corp.	17,628
225	CF Industries Holdings, Inc.	18,162
845	Corteva, Inc.	45,224
842	Dow, Inc.	47,051
518	DuPont de Nemours, Inc.	35,840
131	Eastman Chemical Co.	11,494
308	Ecolab, Inc.	69,251
150	FMC Corp.	8,458
1,715	Freeport-McMoRan, Inc.	64,844
308	International Flavors & Fragrances, Inc.	23,254
413	International Paper Co.	14,604
573	Linde PLC	257,174
310	LyondellBasell Industries NV, Class A	31,087
74	Martin Marietta Materials, Inc.	42,751
409	Mosaic Co. (The)	12,744
1,353	Newmont Corp.	42,281
305	Nucor Corp.	58,651
108	Packaging Corp. of America	19,569
303	PPG Industries, Inc.	42,905
288	Sherwin-Williams Co. (The)	95,625
202	Steel Dynamics, Inc.	27,032
143	Vulcan Materials Co.	38,017
309	Westrock Co.	13,995

		1,176,428

Real Estate – 2.3%
202	Alexandria Real Estate Equities, Inc. REIT	25,195
552	American Tower Corp. REIT	109,771
198	AvalonBay Communities, Inc. REIT	35,052
198	Boston Properties, Inc. REIT	12,815
122	Camden Property Trust REIT	11,527
352	CBRE Group, Inc., Class A*	32,345
471	CoStar Group, Inc.*	40,991
526	Crown Castle, Inc. REIT	57,828
350	Digital Realty Trust, Inc. REIT	51,383
111	Equinix, Inc. REIT	98,659
412	Equity Residential REIT	24,807
97	Essex Property Trust, Inc. REIT	22,446
241	Extra Space Storage, Inc. REIT	33,974
100	Federal Realty Investment Trust REIT	10,085
629	Healthpeak Properties, Inc. REIT	10,536
817	Host Hotels & Resorts, Inc. REIT	16,945
676	Invitation Homes, Inc. REIT	23,031

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
342	Iron Mountain, Inc. REIT	$26,895
813	Kimco Realty Corp. REIT	16,065
130	Mid-America Apartment Communities, Inc. REIT	16,338
1,098	Prologis, Inc. REIT	146,330
202	Public Storage REIT	57,342
1,015	Realty Income Corp. REIT	52,892
203	Regency Centers Corp. REIT	12,576
123	SBA Communications Corp. REIT	25,735
408	Simon Property Group, Inc. REIT	60,441
350	UDR, Inc. REIT	12,425
466	Ventas, Inc. REIT	19,707
1,252	VICI Properties, Inc. REIT	37,472
658	Welltower, Inc. REIT	60,641
866	Weyerhaeuser Co. REIT	29,773

		1,192,022

Utilities – 2.1%
822	AES Corp. (The)	12,494
276	Alliant Energy Corp.	13,179
318	Ameren Corp.	22,638
630	American Electric Power Co., Inc.	53,670
228	American Water Works Co., Inc.	27,027
171	Atmos Energy Corp.	19,308
751	CenterPoint Energy, Inc.	20,653
341	CMS Energy Corp.	19,563
419	Consolidated Edison, Inc.	36,541
364	Constellation Energy Corp.	61,316
992	Dominion Energy, Inc.	47,447
237	DTE Energy Co.	25,679
943	Duke Energy Corp.	86,596
450	Edison International	30,609
241	Entergy Corp.	24,478
285	Evergy, Inc.	14,119
414	Eversource Energy	24,302
1,186	Exelon Corp.	42,506
623	FirstEnergy Corp.	22,808
2,426	NextEra Energy, Inc.	133,891
461	NiSource, Inc.	12,014
274	NRG Energy, Inc.	15,158
2,556	PG&E Corp.	42,660
128	Pinnacle West Capital Corp.	8,746
872	PPL Corp.	22,995
579	Public Service Enterprise Group, Inc.	36,130
749	Sempra	52,879
1,298	Southern Co. (The)	87,290
361	WEC Energy Group, Inc.	28,335
657	Xcel Energy, Inc.	34,617

		1,079,648

TOTAL COMMON STOCKS (Cost $47,516,298)		51,027,406

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Exchange-Traded Fund – 0.2%

255	Vanguard S&P 500 ETF
(Cost $110,787)		$119,067

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
217,856	5.195%	217,856
(Cost $217,856)

TOTAL INVESTMENTS – 100.3% (Cost $47,844,941)		$51,364,329

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(167,459)

NET ASSETS – 100.0%		$51,196,870

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following written option contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
SPDR S&P 500 ETF Trust	$508.00	03/28/2024	430	$(21,844)	$(274,100)	$(294,442)	$20,342

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Assets:

Investments in unaffiliated issuers, at value (cost $35,670,508 and $47,627,085, respectively)	$38,248,991	$51,146,473
Investments in affiliated issuers, at value (cost $139,376 and $217,856, respectively)	139,376	217,856
Cash	511	1,280
Receivables:
Fund shares sold	462,251	461,046
Investments sold	289,350	294,443
Dividends	31,035	62,680
Collateral on certain derivative contracts	11,020	10,022

Total assets	39,182,534	52,193,800

Liabilities:

Written options, at value (premiums received A$289,350 and B$294,442, respectively)	300,588	274,100
Payables:
Investments purchased	519,307	713,720
Management fees	6,657	9,110

Total liabilities	826,552	996,930

Net Assets:

Paid-in capital	35,877,177	48,503,661
Total distributable earnings (loss)	2,478,805	2,693,209

NET ASSETS	$38,355,982	$51,196,870

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	830,000	1,110,000

Net asset value per share:	$46.21	$46.12

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Operations For the Period Ended February 29, 2024 (Unaudited)

	Nasdaq-100 Core Premium Income ETF*	S&P 500 Core Premium Income ETF*

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $ 14 and $ 27, respectively)	$84,127	$132,898

Dividends — affiliated issuers	2,271	2,317

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	39	—

Total Investment Income	86,437	135,215

Expenses:

Management fees	24,645	27,271

Total expenses	24,645	27,271

Less — expense reductions	(4,301)	(4,753)

Net expenses	20,344	22,518

NET INVESTMENT INCOME	66,093	112,697

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	40,434	7,373

In-kind redemptions	1,051,528	197,489

Written options	(724,925)	(691,767)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,578,483	3,519,388

Written options	(11,238)	20,342

Net realized and unrealized gain	2,934,282	3,052,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,000,375	$3,165,522

*  For the period October 24, 2023 (commencement of operations) through February 29, 2024.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Changes in Net Assets

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

	For the Period October 24, 2023* to February 29, 2024 (Unaudited)	For the Period October 24, 2023* to February 29, 2024 (Unaudited)

From operations:

Net investment income	$66,093	$112,697

Net realized gain (loss)	367,037	(486,905)

Net change in unrealized gain	2,567,245	3,539,730

Net increase in net assets resulting from operations	3,000,375	3,165,522

Distributions to shareholders:

From distributable earnings	(521,570)	(472,313)

From share transactions:

Proceeds from sales of shares	43,002,042	51,063,847

Cost of shares redeemed	(7,124,865)	(2,560,186)

Net increase in net assets resulting from share transactions	35,877,177	48,503,661

TOTAL INCREASE	38,355,982	51,196,870

Net Assets:

Beginning of period	$–	$–

End of period	$38,355,982	$51,196,870

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF

Financial Highlights Selected Data for a Share Outstanding Throughout The Period

	Nasdaq-100 Core Premium Income ETF

	For the Period October 24, 2023* to February 29, 2024 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$40.39

Net investment income(a)	0.15	(b)

Net realized and unrealized gain	6.82

Total from investment operations	6.97

Distributions to shareholders from net investment income	(1.15)

Net asset value, end of period	$46.21

Market price, end of period	$46.25

Total Return at Net Asset Value(c)	17.50%
Net assets, end of period (in 000’s)	$38,356

Ratio of net expenses to average net assets	0.29	%(d)

Ratio of total expenses to average net assets	0.35	%(d)

Ratio of net investment income to average net assets	0.94	%(d)

Portfolio turnover rate(e)	9%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.19% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout The Period

	S&P 500 Core Premium Income ETF

	For the Period October 24, 2023* to February 29, 2024 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$40.30

Net investment income(a)	0.23

Net realized and unrealized gain	6.52

Total from investment operations	6.75

Distributions to shareholders from net investment income	(0.93)

Net asset value, end of period	$46.12

Market price, end of period	$46.12

Total Return at Net Asset Value(b)	16.84%
Net assets, end of period (in 000’s)	$51,197

Ratio of net expenses to average net assets	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)

Ratio of net investment income to average net assets	1.45	%(c)

Portfolio turnover rate(d)	2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements February 29, 2024

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-diversified

Nasdaq-100 Core Premium Income ETF	Non-Diversified

S&P 500 Core Premium Income ETF	Diversified

The investment objective of each Fund is to seek current income while maintaining prospects for capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

22

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For the Funds, income distributions, if any, are normally declared and paid monthly. Capital gains distributions, if any, are normally declared and paid annually. Because the Fund seeks to provide monthly distributions at a relatively stable rate, shareholders may receive distributions which constitute a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification

23

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) February 29, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2024:

24

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Nasdaq-100 Core Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$419,179	$—	$—
Europe	428,999	—	—
North America	37,127,993	—	—
South America	224,937	—	—
Exchange-Traded Fund	47,883	—	—
Investment Company	139,376	—	—

Total	$38,388,367	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$(300,588)	$—	$—

S&P 500 Core Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$78,165	$—	$—
North America	50,949,241	—	—
Exchange-Traded Fund	119,067	—	—
Investment Company	217,856	—	—

Total	$51,364,329	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$(274,100)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

25

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) February 29, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

Nasdaq-100 Core Premium Income ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Written options at value	$—	Written options at value	$(300,588)

S&P 500 Core Premium Income ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Written options at value	$—	Written options at value	$(274,100)

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the period ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Nasdaq-100 Core Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	$(724,925)	$(11,238)

S&P 500 Core Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	(691,767)	20,342

For the period ended February 29, 2024, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Written Options

Nasdaq-100 Core Premium Income ETF	170

S&P 500 Core Premium Income ETF	165

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

26

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the period ended February 29, 2024, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Nasdaq-100 Core Premium Income ETF	0.35%	0.29%

S&P 500 Core Premium Income ETF	0.35	0.29

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.29% as an annual percentage rate of average daily net assets of each Fund. These arrangements will remain in effect through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangement without the approval of the Board of Trustees. For the period ended February 29, 2024, GSAM waived $4,225 and $4,675 of the Funds’ management fees for Nasdaq-100 Core Premium Income ETF and S&P 500 Core Premium Income ETF, respectively.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the period ended February 29, 2024, GSAM waived $76 and $78 of the Funds’ management fees for Nasdaq-100 Core Premium Income ETF and S&P 500 Core Premium Income ETF, respectively.

B. Other Transactions with Affiliates — For the period ended February 29, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the period ended February 29, 2024

Nasdaq-100 Core Premium Income ETF
Underlying Fund	Beginning value as of October 24, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$4,341,284	$4,201,908	$139,376	139,376	$2,271

S&P 500 Core Premium Income ETF
Underlying Fund	Beginning value as of October 24, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	3,218,928	3,001,072	217,856	217,856	2,317

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Notes to Financial Statements (continued) February 29, 2024

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Nasdaq-100 Core Premium Income ETF

	For the Period October 24, 2023(a) to February 29, 2024 (Unaudited)

	Shares	Dollars

Fund Share Activity

Shares sold	990,000	$43,002,042

Shares redeemed	(160,000)	(7,124,865)

NET INCREASE IN SHARES	830,000	$35,877,177

	S&P 500 Core Premium Income ETF

	For the Period October 24, 2023(a) to February 29, 2024 (Unaudited)

	Shares	Dollars

Fund Share Activity

Shares sold	1,170,000	$51,063,847

Shares redeemed	(60,000)	(2,560,186)

NET INCREASE IN SHARES	1,110,000	$48,503,661

(a)	Commenced operations on October 24, 2023.

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7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Core Premium Income ETF(a)	$4,424,887	$1,650,451

S&P 500 Core Premium Income ETF(a)	3,072,447	605,893

(a)	Commenced operations on October 24, 2023.

The purchases and sales from in-kind creation and redemption transactions for the period ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Core Premium Income ETF(a)	$38,896,831	$7,092,721

S&P 500 Core Premium Income ETF(a)	47,506,918	2,550,560

(a)	Commenced operations on October 24, 2023.

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to

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Notes to Financial Statements (continued) February 29, 2024

8. SECURITIES LENDING (continued)

the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of February 29, 2024.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the period ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the period ended February 29, 2024:

Fund	Beginning value as of October 24, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

Nasdaq-100 Core Premium Income ETF	$—	$13,750	$(13,750)	$—

9. TAX INFORMATION

As of February 29, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Tax Cost	$35,809,884	$47,844,941

Gross unrealized gain	3,095,068	3,971,933

Gross unrealized loss	(516,585)	(452,545)

Net unrealized gain (loss)	$2,578,483	$3,519,388

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

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10. OTHER RISKS (continued )

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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Notes to Financial Statements (continued) February 29, 2024

12. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF (each, a “Fund”) are newly-organized investment portfolios of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on October 24, 2023. At a meeting held on June 6-7, 2023 (the “Meeting”) in connection with the Funds’ organization, the Board of Trustees, including all of the Trustees who are not parties to the Funds’ investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds. At the Meeting, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by each Fund; a comparison of each Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with each Fund; and potential benefits to be derived by each Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers would operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that each Fund would operate as an actively-managed ETF that seeks current income while maintaining prospects for capital appreciation. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Funds. They also considered that although the Funds were new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Funds, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers for the Funds. The Trustees also reviewed information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as each Fund’s peer group and category medians. The comparisons of each Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment

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Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Funds. The Trustees concluded that the Investment Adviser’s management of the Funds likely would benefit the Funds and their shareholders. They also noted that shareholders would be able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered each Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. They further noted that the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds are expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit each Fund and its shareholders and that the Management Agreement should be approved with respect to each Fund for an initial two-year period from its effective date.

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Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Period Ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 24, 2023 through February 29, 2024, which represents a period of 127 days of a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Nasdaq-100 Core Premium Income ETF			S&P 500 Core Premium Income ETF
	Beginning Account Value 10/24/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 10/24/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,175.00	$1.10	$1,000.00	$1,168.40	$1.10
Hypothetical 5% return	1,000.00	1,023.43+	1.45	1,000.00	1,023.43+	1.45

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund
Nasdaq-100 Core Premium Income ETF	0.29%
S&P 500 Core Premium Income ETF	0.29

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FUNDS PROFILE

Goldman Sachs ETFs

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

∎	Disciplined Processes

Innovative, Value-Added Investment Products

∎	Thoughtful Solutions

∎	Risk Management

Outstanding Client Service

∎	Dedicated Service Teams

∎	Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE - TRADED FUNDS

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

Goldman Sachs Access Investment Grade Corporate Bonds ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access U.S. Aggregate Bond ETF

Goldman Sachs Access Ultra Short Bond ETF

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs Community Municipal Bond ETF

Goldman Sachs Defensive Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

Goldman Sachs MarketBeta® International Equity ETF

Goldman Sachs MarketBeta® Total International Equity ETF

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

Goldman Sachs Nasdaq-100 Core Premium Income ETF

Goldman Sachs North American Pipelines & Power Equity ETF

Goldman Sachs Small Cap Core Equity ETF

Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

37

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Paul C. Wirth John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary THE BANK OF NEW YORK MELLON GOLDMAN SACHS ASSET MANAGEMENT, L.P. Transfer Agent Investment Adviser ALPS DISTRIBUTORS, INC. Distributor Visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or Summary Prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The Summary Prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. © 2024 Goldman Sachs. All rights reserved. 365115-OTU-04/2024 PREINCETFSAR-24

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 14(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, Paul C. Wirth, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not Applicable.

(b)	Not Applicable.

ITEM 14.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	April 30, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	April 30, 2024